UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2016

Date of reporting period: July 31, 2016

Item 1.	Schedules of Investments.

Schedule of Investments  (Unaudited)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 96.85%

ADVERTISING — 0.15%
inVentiv Health Inc.
9.00%, 01/15/18 (Call 08/29/16)[a]	$1,480	$1,520,910

		1,520,910
AEROSPACE & DEFENSE — 0.52%
Accudyne Industries Borrower/Accudyne Industries LLC
7.75%, 12/15/20 (Call 08/29/16)[a,b]	1,425	1,200,562
Kratos Defense & Security Solutions Inc.
7.00%, 05/15/19 (Call 08/29/16)	1,007	860,985
Meccanica Holdings USA Inc.
6.25%, 07/15/19[a]	1,100	1,206,975
TransDigm Inc.
5.50%, 10/15/20 (Call 08/29/16)	1,297	1,327,966
Triumph Group Inc.
4.88%, 04/01/21 (Call 04/01/17)[b]	750	718,125

		5,314,613
AGRICULTURE — 0.24%
Alliance One International Inc.
9.88%, 07/15/21 (Call 07/15/17)	1,070	931,463
Vector Group Ltd.
7.75%, 02/15/21 (Call 08/29/16)[b]	1,450	1,527,937

		2,459,400
AIRLINES — 0.79%
Air Canada
6.75%, 10/01/19 (Call 10/01/16)[a]	835	867,356
7.75%, 04/15/21[a]	875	914,375
American Airlines Group Inc.
4.63%, 03/01/20[a,b]	1,265	1,246,025
5.50%, 10/01/19[a]	1,700	1,733,575
6.13%, 06/01/18[b]	1,070	1,107,116
Continental Airlines Inc. 2012-3 Pass Through Trust Class C
6.13%, 04/29/18	899	942,826
Virgin Australia Holdings Ltd.
8.50%, 11/15/19[a]	1,175	1,221,799

		8,033,072
APPAREL — 0.09%
Wolverine World Wide Inc.
6.13%, 10/15/20 (Call 10/15/16)	900	931,275

		931,275
AUTO MANUFACTURERS — 0.73%
Fiat Chrysler Automobiles NV
4.50%, 04/15/20[b]	3,370	3,428,975
Jaguar Land Rover Automotive PLC
3.50%, 03/15/20 (Call 12/15/19)[a,b]	1,350	1,364,175
4.13%, 12/15/18[a,b]	1,550	1,584,875
4.25%, 11/15/19[a]	975	1,004,502

		7,382,527

Security	Principal (000s)	Value
AUTO PARTS & EQUIPMENT — 0.72%
American Axle & Manufacturing Inc.
6.25%, 03/15/21 (Call 08/29/16)[b]	$960	$1,003,200
Schaeffler Finance BV
4.75%, 05/15/21 (Call 08/29/16)[a]	3,000	3,092,916
Titan International Inc.
6.88%, 10/01/20 (Call 10/01/16)	892	822,870
ZF North America Capital Inc.
4.00%, 04/29/20[a,b]	2,315	2,410,494

		7,329,480
BANKS — 2.39%
CIT Group Inc.
3.88%, 02/19/19	2,090	2,132,275
4.25%, 08/15/17	4,045	4,117,979
5.00%, 05/15/17[b]	3,070	3,120,594
5.25%, 03/15/18	3,937	4,094,874
5.38%, 05/15/20[b]	1,770	1,876,200
5.50%, 02/15/19[a,b]	4,095	4,350,937
6.63%, 04/01/18[a]	1,420	1,512,300
Provident Funding Associates LP/PFG Finance Corp.
6.75%, 06/15/21 (Call 08/29/16)[a]	1,000	961,250
Royal Bank of Scotland Group PLC
4.70%, 07/03/18	770	793,687
Royal Bank of Scotland NV (The)
4.65%, 06/04/18[b]	1,240	1,280,672

		24,240,768
BEVERAGES — 0.76%
Constellation Brands Inc.
3.75%, 05/01/21[b]	800	843,714
3.88%, 11/15/19	865	911,133
7.25%, 09/01/16	1,757	1,762,774
7.25%, 05/15/17	1,551	1,617,070
Cott Beverages Inc.
6.75%, 01/01/20 (Call 01/01/17)	1,320	1,386,000
Innovation Ventures LLC/Innovation Ventures Finance Corp.
9.50%, 08/15/19 (Call 08/29/16)[a]	1,103	1,152,865

		7,673,556
BUILDING MATERIALS — 1.43%
Associated Materials LLC/AMH New Finance Inc.
9.13%, 11/01/17 (Call 08/29/16)	1,885	1,762,475
Builders FirstSource Inc.
7.63%, 06/01/21 (Call 08/29/16)[a]	1,350	1,431,000
Euramax International Inc.
12.00%, 08/15/20 (Call 02/15/18)[a]	950	961,875
Hanson Ltd.
6.13%, 08/15/16	1,726	1,727,553
Louisiana-Pacific Corp.
7.50%, 06/01/20 (Call 08/29/16)	876	911,040
Masco Corp.
3.50%, 04/01/21 (Call 03/01/21)	1,150	1,196,035
7.13%, 03/15/20	963	1,113,453
Nortek Inc.
8.50%, 04/15/21 (Call 08/29/16)	1,647	1,726,115

1

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
Standard Industries Inc./NJ
5.13%, 02/15/21 (Call 02/15/18)[a,b]	$1,175	$1,229,134
USG Corp.
6.30%, 11/15/16[b]	1,113	1,126,690
9.50%, 01/15/18	1,200	1,314,000

		14,499,370
CHEMICALS — 2.07%
Ashland Inc.
3.88%, 04/15/18 (Call 03/15/18)[b]	1,670	1,713,606
Celanese U.S. Holdings LLC
5.88%, 06/15/21[b]	50	57,000
Eagle Spinco Inc.
4.63%, 02/15/21 (Call 02/15/18)	1,455	1,498,650
Hexion Inc.
6.63%, 04/15/20 (Call 08/29/16)	3,520	2,975,378
8.88%, 02/01/18 (Call 08/29/16)	2,120	1,895,044
Hexion Inc./Hexion Nova Scotia Finance ULC
9.00%, 11/15/20 (Call 08/29/16)	1,250	865,625
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)	1,550	1,581,000
INEOS Group Holdings SA
5.88%, 02/15/19 (Call 08/29/16)[a,b]	1,150	1,178,750
6.13%, 08/15/18 (Call 08/24/16)[a,b]	1,660	1,688,884
Perstorp Holding AB
8.75%, 05/15/17 (Call 08/29/16)[a,b]	850	850,000
11.00%, 08/15/17 (Call 08/29/16)[a,b]	900	873,000
Platform Specialty Products Corp.
10.38%, 05/01/21 (Call 05/01/18)[a]	1,150	1,158,625
Rain CII Carbon LLC/CII Carbon Corp.
8.00%, 12/01/18 (Call 08/29/16)[a]	875	801,354
8.25%, 01/15/21 (Call 08/29/16)[a]	1,000	860,000
TPC Group Inc.
8.75%, 12/15/20 (Call 12/15/16)[a,b]	1,870	1,494,831
Tronox Finance LLC
6.38%, 08/15/20 (Call 08/29/16)[b]	1,895	1,529,686

		21,021,433
COMMERCIAL SERVICES — 2.54%
APX Group Inc.
6.38%, 12/01/19 (Call 08/29/16)	1,988	2,037,700
8.75%, 12/01/20 (Call 08/29/16)	2,155	2,052,638
Cenveo Corp.
6.00%, 08/01/19 (Call 02/01/19)[a]	1,180	1,032,500
Ceridian HCM Holding Inc.
11.00%, 03/15/21 (Call 08/29/16)[a,b]	1,060	1,070,600
Constellis Holdings LLC/Constellis Finance Corp.
9.75%, 05/15/20 (Call 05/15/17)[a]	1,022	991,340
Global A&T Electronics Ltd.
10.00%, 02/01/19 (Call 08/29/16)[a]	1,400	1,064,000
Harland Clarke Holdings Corp.
9.25%, 03/01/21 (Call 03/01/17)[a]	1,620	1,368,900
Hertz Corp. (The)
5.88%, 10/15/20 (Call 08/29/16)[b]	1,750	1,802,500
6.75%, 04/15/19 (Call 08/29/16)[b]	2,339	2,379,932
7.38%, 01/15/21 (Call 08/29/16)[b]	2,370	2,459,616
Laureate Education Inc.
9.25%, 09/01/19 (Call 08/29/16)[a]	3,225	2,903,844

Security	Principal (000s)	Value
Leidos Holdings Inc.
4.45%, 12/01/20 (Call 09/01/20)[b]	$1,040	$1,054,351
Live Nation Entertainment Inc.
7.00%, 09/01/20 (Call 09/01/16)[a]	1,055	1,093,683
Monitronics International Inc.
9.13%, 04/01/20 (Call 08/29/16)[b]	1,320	1,155,000
RR Donnelley & Sons Co.
7.63%, 06/15/20[b]	770	829,675
7.88%, 03/15/21	1,080	1,169,100
Safway Group Holding LLC/Safway Finance Corp.
7.00%, 05/15/18 (Call 08/22/16)[a]	1,220	1,243,165

		25,708,544
COMPUTERS — 0.89%
Dell Inc.
4.63%, 04/01/21[b]	1,500	1,537,500
5.65%, 04/15/18	955	1,009,913
5.88%, 06/15/19	1,500	1,601,250
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
5.88%, 06/15/21 (Call 06/15/18)[a,b]	3,555	3,705,732
NCR Corp.
4.63%, 02/15/21 (Call 02/15/17)	1,145	1,156,450

		9,010,845
COSMETICS & PERSONAL CARE — 0.61%
Albea Beauty Holdings SA
8.38%, 11/01/19 (Call 08/29/16)[a]	961	1,009,450
Avon Products Inc.
6.35%, 03/15/20	970	868,843
6.50%, 03/01/19	885	867,300
Elizabeth Arden Inc.
7.38%, 03/15/21 (Call 08/29/16)	750	769,844
First Quality Finance Co. Inc.
4.63%, 05/15/21 (Call 08/29/16)[a,b]	1,500	1,466,250
Revlon Consumer Products Corp.
5.75%, 02/15/21 (Call 08/29/16)[b]	1,142	1,154,312

		6,135,999
DISTRIBUTION & WHOLESALE — 0.42%
American Builders & Contractors Supply Co. Inc.
5.63%, 04/15/21 (Call 08/29/16)[a]	1,000	1,035,000
HD Supply Inc.
7.50%, 07/15/20 (Call 10/15/16)[b]	3,050	3,189,177

		4,224,177
DIVERSIFIED FINANCIAL SERVICES — 9.31%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
2.75%, 05/15/17[b]	600	603,750
4.25%, 07/01/20[b]	800	841,674
4.63%, 10/30/20[b]	2,140	2,287,125
Aircastle Ltd.
4.63%, 12/15/18[b]	820	861,000
5.13%, 03/15/21[b]	1,210	1,288,650
6.25%, 12/01/19	1,048	1,153,189
6.75%, 04/15/17	1,200	1,236,240
Ally Financial Inc.
2.75%, 01/30/17	2,686	2,699,430
3.25%, 02/13/18	1,550	1,569,375

2

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
3.25%, 11/05/18	$1,785	$1,805,081
3.50%, 01/27/19	2,050	2,072,742
3.60%, 05/21/18[b]	2,120	2,157,100
3.75%, 11/18/19[b]	1,390	1,412,370
4.13%, 03/30/20	1,800	1,846,116
4.25%, 04/15/21	1,350	1,390,500
4.75%, 09/10/18	1,670	1,722,271
5.50%, 02/15/17[b]	3,580	3,651,600
6.25%, 12/01/17	2,140	2,249,247
7.50%, 09/15/20[b]	1,020	1,165,350
8.00%, 12/31/18	1,160	1,286,150
8.00%, 03/15/20	2,493	2,860,717
Enova International Inc.
9.75%, 06/01/21 (Call 06/01/17)	1,000	840,000
Fly Leasing Ltd.
6.75%, 12/15/20 (Call 12/15/16)	850	867,000
Globe Luxembourg SCA
9.63%, 05/01/18 (Call 05/01/17)[a,b]	1,000	823,929
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
3.50%, 03/15/17 (Call 02/15/17)[b]	2,785	2,795,118
4.88%, 03/15/19 (Call 08/29/16)	2,935	2,915,187
6.00%, 08/01/20 (Call 02/01/17)	3,940	3,934,963
International Lease Finance Corp.
4.63%, 04/15/21[b]	3,050	3,262,931
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.38%, 04/01/20 (Call 08/29/16)[a]	1,350	1,258,875
7.50%, 04/15/21 (Call 10/15/17)[a,b]	800	734,500
KCG Holdings Inc.
6.88%, 03/15/20 (Call 03/15/17)[a]	1,250	1,210,156
Lincoln Finance Ltd.
7.38%, 04/15/21 (Call 04/15/18)[a]	865	926,271
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/18 (Call 08/29/16)[b]	1,245	1,192,087
6.50%, 07/01/21 (Call 01/01/17)	1,400	1,204,000
7.88%, 10/01/20 (Call 10/01/16)	960	892,800
9.63%, 05/01/19 (Call 08/29/16)[b]	750	770,625
Navient Corp.
4.63%, 09/25/17[b]	1,168	1,188,440
4.88%, 06/17/19[b]	2,405	2,417,025
5.00%, 10/26/20[b]	1,620	1,579,500
5.50%, 01/15/19[b]	2,935	3,012,044
5.88%, 03/25/21	1,180	1,168,200
6.00%, 01/25/17	1,840	1,867,600
6.63%, 07/26/21	385	387,888
8.00%, 03/25/20	3,120	3,338,400
8.45%, 06/15/18	5,810	6,318,375
NewStar Financial Inc.
7.25%, 05/01/20 (Call 05/01/17)	850	807,500
OneMain Financial Holdings LLC
6.75%, 12/15/19 (Call 12/15/16)[a]	1,520	1,542,800
Outerwall Inc.
6.00%, 03/15/19 (Call 08/29/16)	140	141,050
ROC Finance LLC/ROC Finance 1 Corp.
12.13%, 09/01/18 (Call 08/29/16)[a,b]	924	944,790

Security	Principal (000s)	Value
Springleaf Finance Corp.
5.25%, 12/15/19[b]	$1,732	$1,679,499
5.75%, 09/15/16[b]	950	952,146
6.90%, 12/15/17[b]	3,750	3,956,625
8.25%, 12/15/20[b]	2,000	2,067,500
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 09/15/18 (Call 08/29/16)[a,b]	1,499	1,191,705

		94,349,206
ELECTRIC — 2.49%
AES Corp./VA
7.38%, 07/01/21 (Call 06/01/21)	2,250	2,548,125
8.00%, 06/01/20[b]	1,005	1,180,875
DPL Inc.
6.50%, 10/15/16 (Call 09/15/16)	8	8,020
Dynegy Inc.
6.75%, 11/01/19 (Call 05/01/17)[b]	4,910	5,014,337
FirstEnergy Corp.
Series A
2.75%, 03/15/18 (Call 02/15/18)	1,301	1,316,267
GenOn Energy Inc.
7.88%, 06/15/17	1,620	1,368,225
9.50%, 10/15/18	1,408	1,139,072
9.88%, 10/15/20 (Call 08/29/16)	1,000	713,542
IPALCO Enterprises Inc.
3.45%, 07/15/20 (Call 06/15/20)[b]	935	958,959
5.00%, 05/01/18 (Call 04/01/18)	835	873,828
NRG Energy Inc.
7.63%, 01/15/18	1,703	1,827,745
7.88%, 05/15/21 (Call 08/29/16)	2,200	2,282,500
8.25%, 09/01/20 (Call 08/29/16)[b]	2,275	2,343,478
Talen Energy Supply LLC
4.63%, 07/15/19 (Call 08/29/16)[a]	2,855	2,701,219
6.50%, 05/01/18	985	1,008,804

		25,284,996
ELECTRICAL COMPONENTS & EQUIPMENT — 0.28%
Anixter Inc.
5.63%, 05/01/19[b]	900	955,969
Edgewell Personal Care Co.
4.70%, 05/19/21	900	956,070
WireCo WorldGroup Inc.
9.50%, 05/15/17 (Call 08/29/16)[b]	927	929,317

		2,841,356
ELECTRONICS — 0.29%
Kemet Corp.
10.50%, 05/01/18 (Call 08/29/16)[b]	826	821,870
Rexel SA
5.25%, 06/15/20 (Call 08/29/16)[a,b]	1,130	1,169,550
Sanmina Corp.
4.38%, 06/01/19[a,b]	930	957,900

		2,949,320
ENGINEERING & CONSTRUCTION — 0.07%
Michael Baker International LLC/CDL Acquisition Co. Inc.
8.25%, 10/15/18 (Call 08/29/16)[a]	685	674,725

		674,725

3

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
ENTERTAINMENT — 1.64%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
5.25%, 03/15/21 (Call 08/29/16)[b]	$1,700	$1,756,312
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)[b]	1,130	1,169,550
4.38%, 04/15/21	820	852,800
4.88%, 11/01/20 (Call 08/01/20)	2,510	2,660,851
Greektown Holdings LLC/Greektown Mothership Corp.
8.88%, 03/15/19 (Call 08/29/16)[a]	950	991,023
International Game Technology
7.50%, 06/15/19[b]	1,050	1,175,396
International Game Technology PLC
5.63%, 02/15/20 (Call 11/15/19)[a,b]	1,300	1,387,750
Isle of Capri Casinos Inc.
5.88%, 03/15/21 (Call 08/29/16)	1,500	1,561,250
8.88%, 06/15/20 (Call 08/29/16)	903	945,418
Peninsula Gaming LLC/Peninsula Gaming Corp.
8.38%, 02/15/18 (Call 08/29/16)[a,b]	450	451,875
Production Resource Group Inc.
8.88%, 05/01/19 (Call 08/29/16)	850	510,000
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
6.13%, 08/15/21 (Call 08/15/18)[a]	195	199,875
Six Flags Entertainment Corp.
5.25%, 01/15/21 (Call 08/29/16)[a]	1,770	1,826,096
WMG Acquisition Corp.
6.00%, 01/15/21 (Call 08/29/16)[a]	1,085	1,131,112

		16,619,308
ENVIRONMENTAL CONTROL — 0.81%
Advanced Disposal Services Inc.
8.25%, 10/01/20 (Call 10/01/16)[b]	1,265	1,306,903
Casella Waste Systems Inc.
7.75%, 02/15/19 (Call 08/29/16)	909	927,180
Clean Harbors Inc.
5.13%, 06/01/21 (Call 12/01/16)	2,000	2,042,500
5.25%, 08/01/20 (Call 08/29/16)	1,788	1,833,773
Covanta Holding Corp.
7.25%, 12/01/20 (Call 08/29/16)[b]	980	1,016,137
GFL Environmental Inc.
9.88%, 02/01/21 (Call 02/01/18)[a,b]	1,025	1,108,922

		8,235,415
FOOD — 1.20%
Aramark Services Inc.
5.75%, 03/15/20 (Call 08/29/16)	463	476,890
B&G Foods Inc.
4.63%, 06/01/21 (Call 08/29/16)[b]	1,500	1,533,958
BI-LO LLC/BI-LO Finance Corp.
9.25%, 02/15/19 (Call 08/29/16)[a]	1,023	846,533
Bumble Bee Holdings Inc.
9.00%, 12/15/17 (Call 08/29/16)[a,b]	1,279	1,302,981
FAGE International SA/FAGE USA Dairy Industry Inc.
9.88%, 02/01/20 (Call 08/29/16)[a]	800	829,998

Security	Principal (000s)	Value
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
4.88%, 05/01/21 (Call 08/29/16)	$850	$872,414
Smithfield Foods Inc.
5.25%, 08/01/18 (Call 08/29/16)[a]	990	998,306
7.75%, 07/01/17	1,033	1,082,326
SUPERVALU Inc.
6.75%, 06/01/21 (Call 06/01/17)	850	746,938
Tesco PLC
2.70%, 01/05/17[a,b]	1,000	1,003,157
5.50%, 11/15/17[a,b]	2,400	2,500,647

		12,194,148
FOREST PRODUCTS & PAPER — 0.06%
Tembec Industries Inc.
9.00%, 12/15/19 (Call 10/15/16)[a]	800	632,000

		632,000
GAS — 0.60%
China Oil & Gas Group Ltd.
5.25%, 04/25/18 (Call 08/29/16)[a]	805	819,432
NGL Energy Partners LP/NGL Energy Finance Corp.
5.13%, 07/15/19 (Call 06/15/19)	800	738,040
Sabine Pass LNG LP
6.50%, 11/01/20 (Call 11/01/16)	1,055	1,094,790
7.50%, 11/30/16	3,400	3,453,588

		6,105,850
HAND & MACHINE TOOLS — 0.23%
Apex Tool Group LLC
7.00%, 02/01/21 (Call 08/29/16)[a]	1,035	915,975
Milacron LLC/Mcron Finance Corp.
7.75%, 02/15/21 (Call 08/29/16)[a]	1,321	1,387,050

		2,303,025
HEALTH CARE — PRODUCTS — 1.66%
Alere Inc.
6.50%, 06/15/20 (Call 08/29/16)	1,010	990,048
7.25%, 07/01/18 (Call 08/29/16)	1,000	1,015,000
ConvaTec Healthcare E SA
10.50%, 12/15/18 (Call 08/29/16)[a]	1,800	1,846,387
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[a,b]	2,200	2,018,500
Immucor Inc.
11.13%, 08/15/19 (Call 08/29/16)	960	879,840
Kinetic Concepts Inc./KCI USA Inc.
7.88%, 02/15/21 (Call 02/15/18)[a,b]	1,500	1,618,125
10.50%, 11/01/18 (Call 08/29/16)	4,054	4,140,148
12.50%, 11/01/19 (Call 08/29/16)	1,336	1,315,960
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 04/15/17)[a,b]	1,680	1,679,427
Universal Hospital Services Inc.
7.63%, 08/15/20 (Call 08/29/16)	1,420	1,324,150

		16,827,585

4

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
HEALTH CARE — SERVICES — 6.14%
Centene Corp.
5.63%, 02/15/21 (Call 02/15/18)	$3,380	$3,570,125
5.75%, 06/01/17[b]	990	1,020,938
6.38%, 06/01/17	710	729,099
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 08/29/16)	1,545	1,562,550
7.13%, 07/15/20 (Call 07/15/17)[b]	2,798	2,545,306
8.00%, 11/15/19 (Call 08/29/16)[b]	4,776	4,596,900
Fresenius Medical Care U.S. Finance II Inc.
4.13%, 10/15/20 (Call 07/17/20)[a]	1,700	1,787,761
5.63%, 07/31/19[a]	1,735	1,908,066
6.50%, 09/15/18[a,b]	800	872,480
Fresenius Medical Care U.S. Finance Inc.
5.75%, 02/15/21[a,b]	2,150	2,421,437
6.88%, 07/15/17	1,060	1,109,356
HCA Holdings Inc.
6.25%, 02/15/21[b]	2,135	2,313,806
HCA Inc.
3.75%, 03/15/19	3,485	3,606,975
4.25%, 10/15/19	1,370	1,430,280
6.50%, 02/15/20	6,998	7,706,547
8.00%, 10/01/18	1,250	1,397,396
IASIS Healthcare LLC/IASIS Capital Corp.
8.38%, 05/15/19 (Call 08/29/16)	1,930	1,862,932
Kindred Healthcare Inc.
8.00%, 01/15/20[b]	1,670	1,707,575
Select Medical Corp.
6.38%, 06/01/21 (Call 08/29/16)[b]	1,650	1,635,563
Surgery Center Holdings Inc.
8.88%, 04/15/21 (Call 04/15/18)[a]	925	985,125
Tenet Healthcare Corp.
4.50%, 04/01/21	1,750	1,774,062
4.75%, 06/01/20	1,325	1,349,844
5.00%, 03/01/19	2,410	2,325,650
5.50%, 03/01/19[b]	1,240	1,221,400
6.00%, 10/01/20	4,365	4,626,682
6.25%, 11/01/18	2,390	2,536,387
8.00%, 08/01/20 (Call 08/29/16)[b]	1,678	1,713,658
WellCare Health Plans Inc.
5.75%, 11/15/20 (Call 11/15/16)	1,887	1,951,875

		62,269,775
HOLDING COMPANIES — DIVERSIFIED — 0.59%
American Capital Ltd.
6.50%, 09/15/18 (Call 09/15/16)[a]	794	810,576
HRG Group Inc.
7.88%, 07/15/19 (Call 08/29/16)	1,970	2,080,812
Noble Group Ltd.
6.75%, 01/29/20[a]	2,550	2,161,125
WaveDivision Escrow LLC/WaveDivision Escrow Corp.
8.13%, 09/01/20 (Call 09/01/16)[a,b]	935	972,400

		6,024,913

Security	Principal (000s)	Value
HOME BUILDERS — 2.47%
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.88%, 02/15/21 (Call 02/15/17)[a]	$785	$749,675
Brookfield Residential Properties Inc.
6.50%, 12/15/20 (Call 08/29/16)[a,b]	1,320	1,345,162
CalAtlantic Group Inc.
8.38%, 05/15/18	1,271	1,398,100
8.38%, 01/15/21	1,015	1,202,775
DR Horton Inc.
3.63%, 02/15/18 (Call 11/15/17)[b]	880	895,125
3.75%, 03/01/19 (Call 12/01/18)[b]	1,175	1,208,292
4.00%, 02/15/20[b]	1,175	1,227,875
4.75%, 05/15/17	1,199	1,221,981
K. Hovnanian Enterprises Inc.
7.25%, 10/15/20 (Call 08/29/16)[a,b]	1,234	1,126,025
KB Home
4.75%, 05/15/19 (Call 02/15/19)	960	981,600
8.00%, 03/15/20[b]	720	796,200
Lennar Corp.
4.50%, 06/15/19 (Call 04/16/19)	1,155	1,209,862
4.50%, 11/15/19 (Call 08/15/19)	1,450	1,522,500
4.75%, 12/15/17 (Call 09/15/17)[b]	670	687,588
4.75%, 04/01/21 (Call 02/01/21)[b]	1,275	1,351,500
12.25%, 06/01/17	1,084	1,170,999
Mattamy Group Corp.
6.50%, 11/15/20 (Call 08/29/16)[a]	1,035	1,023,356
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)	750	775,313
Taylor Morrison Communities Inc./Monarch Communities Inc.
5.25%, 04/15/21 (Call 08/29/16)[a]	1,211	1,241,275
Toll Brothers Finance Corp.
4.00%, 12/31/18 (Call 11/30/18)[b]	790	825,550
8.91%, 10/15/17	936	1,012,050
TRI Pointe Group Inc./TRI Pointe Homes Inc.
4.38%, 06/15/19[b]	1,010	1,035,250
William Lyon Homes Inc.
8.50%, 11/15/20 (Call 11/15/16)[b]	1,010	1,065,550

		25,073,603
HOUSEHOLD PRODUCTS & WARES — 2.26%
ACCO Brands Corp.
6.75%, 04/30/20 (Call 04/30/17)[b]	1,150	1,216,125
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 08/29/16)[b]	8,670	8,945,801
6.88%, 02/15/21 (Call 08/29/16)[b]	2,100	2,178,750
7.88%, 08/15/19 (Call 08/15/16)	1,400	1,429,960
8.25%, 02/15/21 (Call 08/29/16)[b]	2,150	2,234,667
9.00%, 04/15/19 (Call 08/29/16)	1,300	1,326,000
9.88%, 08/15/19 (Call 08/29/16)	2,750	2,832,500
Spectrum Brands Inc.
6.38%, 11/15/20 (Call 11/15/16)	1,348	1,398,550
Sun Products Corp. (The)
7.75%, 03/15/21 (Call 08/29/16)[a]	1,285	1,336,400

		22,898,753

5

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
INSURANCE — 0.71%
American Equity Investment Life Holding Co.
6.63%, 07/15/21 (Call 07/15/17)	$900	$929,250
Genworth Holdings Inc.
6.52%, 05/22/18	1,310	1,302,280
7.20%, 02/15/21	1,045	885,115
7.70%, 06/15/20	975	871,000
Radian Group Inc.
5.25%, 06/15/20[b]	899	930,465
7.00%, 03/15/21[b]	770	850,850
USI Inc./NY
7.75%, 01/15/21 (Call 08/29/16)[a]	1,424	1,430,675

		7,199,635
INTERNET — 0.40%
Equinix Inc.
4.88%, 04/01/20 (Call 04/01/17)[b]	1,020	1,058,250
IAC/InterActiveCorp
4.88%, 11/30/18 (Call 08/29/16)[b]	1,187	1,219,642
Mood Media Corp.
9.25%, 10/15/20 (Call 08/29/16)[a]	734	528,040
Netflix Inc.
5.38%, 02/01/21	1,185	1,261,038

		4,066,970
IRON & STEEL — 2.19%
AK Steel Corp.
7.63%, 05/15/20 (Call 08/29/16)[b]	1,260	1,234,800
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	1,099	983,605
9.38%, 06/01/19[b]	890	916,700
ArcelorMittal
6.13%, 06/01/18	3,610	3,801,256
6.25%, 08/05/20	2,240	2,337,227
6.50%, 03/01/21	3,455	3,627,750
10.85%, 06/01/19	1,500	1,765,950
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC
6.50%, 05/15/21 (Call 05/15/18)[a,b]	1,150	1,199,354
Cliffs Natural Resources Inc.
7.75%, 03/31/20 (Call 03/31/17)[a,b]	850	771,375
8.25%, 03/31/20 (Call 03/31/18)[a]	1,385	1,431,744
Commercial Metals Co.
6.50%, 07/15/17	91	93,730
7.35%, 08/15/18[b]	1,050	1,128,750
Evraz Inc. N.A. Canada
7.50%, 11/15/19 (Call 05/15/17)[a]	770	761,723
Steel Dynamics Inc.
6.13%, 08/15/19 (Call 08/29/16)	874	902,268
U.S. Steel Corp.
7.38%, 04/01/20[b]	951	946,245
8.38%, 07/01/21 (Call 07/01/18)[a]	240	261,900

		22,164,377
LEISURE TIME — 0.37%
Carlson Wagonlit BV
6.88%, 06/15/19 (Call 08/29/16)[a]	949	979,743

Security	Principal (000s)	Value
NCL Corp. Ltd.
4.63%, 11/15/20 (Call 11/15/17)[a]	$1,320	$1,331,314
5.25%, 11/15/19 (Call 11/15/16)[a]	1,400	1,429,264

		3,740,321
LODGING — 1.30%
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties
8.00%, 10/01/20 (Call 10/01/16)	2,350	2,397,000
MGM Resorts International
5.25%, 03/31/20[b]	1,250	1,335,875
6.75%, 10/01/20[b]	2,210	2,453,100
7.63%, 01/15/17[b]	1,780	1,824,253
8.63%, 02/01/19	2,055	2,326,280
11.38%, 03/01/18	1,060	1,201,444
Playa Resorts Holding BV
8.00%, 08/15/20 (Call 08/29/16)[a]	850	860,094
Seminole Hard Rock Entertainment Inc./Seminole Hard Rock International LLC
5.88%, 05/15/21 (Call 08/29/16)[a]	750	761,250

		13,159,296
MACHINERY — 1.76%
BlueLine Rental Finance Corp.
7.00%, 02/01/19 (Call 08/29/16)[a]	1,810	1,669,363
Case New Holland Industrial Inc.
7.88%, 12/01/17	3,235	3,469,505
CNH Industrial Capital LLC
3.25%, 02/01/17[b]	1,300	1,302,654
3.38%, 07/15/19	1,200	1,202,619
3.63%, 04/15/18[b]	1,385	1,402,505
3.88%, 07/16/18	1,370	1,387,125
4.38%, 11/06/20[b]	1,255	1,289,686
4.88%, 04/01/21[b]	1,300	1,358,500
6.25%, 11/01/16[b]	1,253	1,264,660
SPL Logistics Escrow LLC/SPL Logistics Finance Corp.
8.88%, 08/01/20 (Call 08/29/16)[a]	985	746,137
Terex Corp.
6.00%, 05/15/21 (Call 11/15/16)	1,900	1,927,740
Xerium Technologies Inc.
9.50%, 08/15/21 (Call 08/15/18)[a]	850	845,750

		17,866,244
MANUFACTURING — 0.99%
Bombardier Inc.
4.75%, 04/15/19[a]	1,450	1,424,625
5.50%, 09/15/18[a]	1,570	1,580,119
7.50%, 03/15/18[a,b]	1,430	1,487,200
7.75%, 03/15/20[a,b]	1,955	1,977,984
Harsco Corp.
5.75%, 05/15/18	1,110	1,094,737
LSB Industries Inc.
7.75%, 08/01/19 (Call 08/29/16)	1,010	1,040,300
SPX FLOW Inc.
6.88%, 09/01/17[b]	1,400	1,461,292

		10,066,257

6

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
MEDIA — 5.64%
Cablevision Systems Corp.
7.75%, 04/15/18	$1,820	$1,947,400
8.00%, 04/15/20[b]	1,115	1,165,175
8.63%, 09/15/17	2,011	2,136,974
CCO Holdings LLC/CCO Holdings Capital Corp.
5.25%, 03/15/21 (Call 08/29/16)[b]	1,500	1,563,750
Cequel Communications Holdings I LLC/Cequel Capital Corp.
6.38%, 09/15/20 (Call 08/29/16)[a,b]	3,850	3,970,312
Clear Channel Worldwide Holdings Inc.
Series B
7.63%, 03/15/20 (Call 08/29/16)	4,583	4,537,170
Cogeco Communications Inc.
4.88%, 05/01/20 (Call 08/29/16)[a]	870	898,275
CSC Holdings LLC
8.63%, 02/15/19	1,267	1,412,705
DISH DBS Corp.
4.25%, 04/01/18	2,945	3,014,944
4.63%, 07/15/17[b]	1,976	2,020,460
5.13%, 05/01/20	2,675	2,731,844
6.75%, 06/01/21[b]	4,500	4,786,071
7.88%, 09/01/19	3,390	3,737,475
Graham Holdings Co.
7.25%, 02/01/19	900	975,375
Gray Television Inc.
7.50%, 10/01/20 (Call 08/29/16)	1,500	1,567,500
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 08/29/16)	3,545	2,853,725
9.00%, 03/01/21 (Call 08/29/16)	4,075	3,095,545
11.25%, 03/01/21 (Call 08/29/16)	1,500	1,170,000
Nexstar Broadcasting Inc.
6.88%, 11/15/20 (Call 08/29/16)	1,190	1,245,037
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 10/01/16)[b]	1,816	1,852,320
Sinclair Television Group Inc.
5.38%, 04/01/21 (Call 08/29/16)	1,500	1,561,875
Sirius XM Radio Inc.
4.25%, 05/15/20 (Call 08/29/16)[a,b]	1,135	1,158,055
5.88%, 10/01/20 (Call 10/01/16)[a]	1,450	1,503,186
Starz LLC/Starz Finance Corp.
5.00%, 09/15/19 (Call 08/29/16)[b]	1,474	1,498,874
TEGNA Inc.
5.13%, 10/15/19 (Call 10/15/16)	1,330	1,373,225
5.13%, 07/15/20 (Call 08/29/16)	1,380	1,431,957
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 08/29/16)	1,845	1,925,633

		57,134,862
METAL FABRICATE & HARDWARE — 0.15%
Wise Metals Group LLC/Wise Alloys Finance Corp.
8.75%, 12/15/18 (Call 08/29/16)[a]	1,595	1,511,263

		1,511,263

Security	Principal (000s)	Value
MINING — 4.38%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)[b]	$2,900	$3,095,750
5.55%, 02/01/17	1,820	1,851,092
5.72%, 02/23/19	1,750	1,876,875
6.15%, 08/15/20[b]	2,500	2,743,625
6.75%, 07/15/18	1,605	1,736,209
Aleris International Inc.
7.88%, 11/01/20 (Call 08/29/16)	1,295	1,192,048
9.50%, 04/01/21 (Call 04/01/18)[a]	1,350	1,441,125
Anglo American Capital PLC
3.63%, 05/14/20[a]	2,000	1,945,000
4.13%, 04/15/21[a]	1,000	968,958
4.45%, 09/27/20[a]	1,200	1,191,000
9.38%, 04/08/19[a]	1,500	1,726,875
Coeur Mining Inc.
7.88%, 02/01/21 (Call 02/01/17)	985	975,971
Constellium NV
7.88%, 04/01/21 (Call 04/01/18)[a,b]	835	874,663
Eldorado Gold Corp.
6.13%, 12/15/20 (Call 12/15/16)[a]	1,224	1,227,060
Freeport-McMoRan Inc.
2.15%, 03/01/17[b]	1,000	995,595
2.30%, 11/14/17	1,600	1,596,000
2.38%, 03/15/18	3,570	3,525,375
3.10%, 03/15/20[b]	2,706	2,508,169
Hecla Mining Co.
6.88%, 05/01/21 (Call 08/29/16)	1,100	1,100,000
IAMGOLD Corp.
6.75%, 10/01/20 (Call 10/01/16)[a]	1,435	1,342,622
Lundin Mining Corp.
7.50%, 11/01/20 (Call 11/01/17)[a]	1,270	1,340,530
Novelis Inc.
8.38%, 12/15/17 (Call 08/29/16)	2,750	2,808,437
8.75%, 12/15/20 (Call 08/29/16)[b]	3,070	3,208,150
Teck Resources Ltd.
3.00%, 03/01/19	484	463,454
4.50%, 01/15/21 (Call 10/15/20)	1,245	1,126,725
8.00%, 06/01/21 (Call 06/01/18)[a]	1,473	1,568,745

		44,430,053
OIL & GAS — 8.14%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.
9.63%, 10/15/18 (Call 08/29/16)	900	747,000
Antero Resources Corp.
6.00%, 12/01/20 (Call 08/29/16)	1,170	1,158,300
Atwood Oceanics Inc.
6.50%, 02/01/20 (Call 08/29/16)	1,475	1,073,063
Baytex Energy Corp.
5.13%, 06/01/21 (Call 06/01/17)[a]	850	691,263
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 04/15/17)[b]	2,175	1,577,962
11.50%, 01/15/21 (Call 04/15/18)[a,b]	800	912,000
Canbriam Energy Inc.
9.75%, 11/15/19 (Call 05/15/17)[a]	700	722,750

7

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
Carrizo Oil & Gas Inc.
7.50%, 09/15/20 (Call 09/15/16)	$1,298	$1,295,143
Cenovus Energy Inc.
5.70%, 10/15/19	3,250	3,454,999
Chesapeake Energy Corp.
6.63%, 08/15/20	1,800	1,332,000
Citgo Holding Inc.
10.75%, 02/15/20[a]	3,350	3,316,017
Clayton Williams Energy Inc.
7.75%, 04/01/19 (Call 08/29/16)[b]	1,375	1,251,250
Comstock Resources Inc.
10.00%, 03/15/20 (Call 08/29/16)[a]	1,550	1,282,625
Concho Resources Inc.
7.00%, 01/15/21 (Call 08/29/16)	1,220	1,261,175
Continental Resources Inc./OK
7.13%, 04/01/21 (Call 08/29/16)	1,550	1,586,515
CrownRock LP/CrownRock Finance Inc.
7.13%, 04/15/21 (Call 08/29/16)[a,b]	800	812,000
Denbury Resources Inc.
9.00%, 05/15/21 (Call 12/15/18)[a,b]	1,600	1,604,000
Ensco PLC
4.70%, 03/15/21	2,050	1,742,500
EP Energy LLC/Everest Acquisition Finance Inc.
9.38%, 05/01/20 (Call 08/29/16)	3,815	2,225,535
EV Energy Partners LP/EV Energy Finance Corp.
8.00%, 04/15/19 (Call 08/29/16)	750	440,469
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp.
7.88%, 07/15/21 (Call 07/15/18)[a]	1,200	1,200,000
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc.
6.50%, 11/15/20 (Call 08/29/16)	1,250	1,246,395
Gulfport Energy Corp.
7.75%, 11/01/20 (Call 11/01/16)[b]	1,440	1,470,600
Halcon Resources Corp.
8.63%, 02/01/20 (Call 02/01/17)[a,b]	1,475	1,360,687
Hilcorp Energy I LP/Hilcorp Finance Co.
7.63%, 04/15/21 (Call 08/29/16)[a]	700	715,750
MEG Energy Corp.
6.50%, 03/15/21 (Call 08/29/16)[a]	1,725	1,285,125
Murphy Oil Corp.
3.50%, 12/01/17	1,500	1,496,250
Nabors Industries Inc.
5.00%, 09/15/20	1,550	1,456,690
6.15%, 02/15/18	2,000	2,084,433
Noble Holding International Ltd.
4.63%, 03/01/21	885	736,446
4.90%, 08/01/20	525	449,531
Northern Oil and Gas Inc.
8.00%, 06/01/20 (Call 08/29/16)	1,150	842,375

Security	Principal (000s)	Value
Northern Tier Energy LLC/Northern Tier Finance Corp.
7.13%, 11/15/20 (Call 08/29/16)[b]	$849	$860,851
Oasis Petroleum Inc.
7.25%, 02/01/19 (Call 08/29/16)[b]	839	783,810
PBF Holding Co. LLC/PBF Finance Corp.
8.25%, 02/15/20 (Call 08/29/16)	1,470	1,517,775
Permian Resources LLC
13.00%, 11/30/20 (Call 11/30/18)[a]	1,175	1,355,027
Precision Drilling Corp.
6.63%, 11/15/20 (Call 08/29/16)	1,450	1,331,908
Pride International Inc.
6.88%, 08/15/20	1,600	1,524,000
8.50%, 06/15/19	1,000	1,017,500
Puma International Financing SA
6.75%, 02/01/21 (Call 02/01/17)[a]	2,200	2,257,328
QEP Resources Inc.
6.88%, 03/01/21[b]	1,409	1,416,045
Range Resources Corp.
5.75%, 06/01/21 (Call 08/29/16)	1,120	1,080,800
Resolute Energy Corp.
8.50%, 05/01/20 (Call 08/29/16)	900	690,750
Rowan Companies Inc.
5.00%, 09/01/17	860	867,525
7.88%, 08/01/19	1,100	1,155,878
Sanchez Energy Corp.
7.75%, 06/15/21 (Call 06/15/17)[b]	1,300	985,725
Seven Generations Energy Ltd.
8.25%, 05/15/20 (Call 08/29/16)[a]	1,555	1,601,650
Southwestern Energy Co.
5.80%, 01/23/20 (Call 12/23/19)	2,125	2,071,543
7.50%, 02/01/18	238	250,114
Sunoco LP/Sunoco Finance Corp.
5.50%, 08/01/20 (Call 08/01/17)[a]	1,370	1,385,412
6.25%, 04/15/21 (Call 04/15/18)[a]	1,975	2,007,446
Tesoro Corp.
4.25%, 10/01/17 (Call 09/01/17)	1,030	1,051,244
Transocean Inc.
3.75%, 10/15/17	1,330	1,303,400
6.00%, 03/15/18[b]	1,770	1,731,272
6.50%, 11/15/20	1,250	1,124,350
6.80%, 12/15/16	2,155	2,179,244
Tullow Oil PLC
6.00%, 11/01/20 (Call 11/01/16)[a,b]	1,425	1,160,279
Unit Corp.
6.63%, 05/15/21 (Call 08/29/16)[b]	1,350	1,041,188
Western Refining Inc.
6.25%, 04/01/21 (Call 04/01/17)	800	744,000
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)	2,375	2,078,125
5.75%, 03/15/21 (Call 12/15/20)[b]	2,170	1,817,375
WPX Energy Inc.
7.50%, 08/01/20 (Call 07/01/20)	1,345	1,328,188

		82,550,600

8

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
OIL & GAS SERVICES — 1.01%
Archrock Partners LP/Archrock Partners Finance Corp.
6.00%, 04/01/21 (Call 04/01/17)	$627	$578,408
Borets Finance Ltd.
7.63%, 09/26/18[a]	850	825,917
7.63%, 09/26/18[c]	200	193,000
Calfrac Holdings LP
7.50%, 12/01/20 (Call 08/29/16)[a]	1,300	816,259
KCA Deutag UK Finance PLC
7.25%, 05/15/21 (Call 05/15/17)[a,b]	800	608,000
Petroleum Geo-Services ASA
7.38%, 12/15/18 (Call 08/29/16)[a]	950	722,000
PHI Inc.
5.25%, 03/15/19 (Call 08/29/16)	1,200	1,128,000
SESI LLC
6.38%, 05/01/19 (Call 08/29/16)	1,000	967,500
Trinidad Drilling Ltd.
7.88%, 01/15/19 (Call 08/29/16)[a]	1,015	926,187
Weatherford International Ltd.
5.13%, 09/15/20	910	866,775
7.75%, 06/15/21 (Call 05/15/21)[b]	1,710	1,615,950
9.63%, 03/01/19[b]	920	1,015,128

		10,263,124
PACKAGING & CONTAINERS — 1.20%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
6.00%, 06/30/21 (Call 06/30/17)[a]	1,000	1,017,500
6.25%, 01/31/19 (Call 08/29/16)[a]	900	918,250
6.75%, 01/31/21 (Call 01/31/17)[a]	1,100	1,133,000
Ball Corp.
4.38%, 12/15/20	2,082	2,230,342
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer Inc.
5.63%, 12/15/16 (Call 08/29/16)[a]	1,573	1,572,345
Coveris Holdings SA
7.88%, 11/01/19 (Call 11/01/16)[a,b]	1,225	1,231,125
Graphic Packaging International Inc.
4.75%, 04/15/21 (Call 01/15/21)	850	901,531
PaperWorks Industries Inc.
9.50%, 08/15/19 (Call 08/29/16)[a]	790	750,500
Sealed Air Corp.
6.50%, 12/01/20 (Call 09/01/20)[a,b]	989	1,137,350
Silgan Holdings Inc.
5.00%, 04/01/20 (Call 08/29/16)[b]	1,218	1,243,375

		12,135,318
PHARMACEUTICALS — 1.82%
NBTY Inc.
7.63%, 05/15/21 (Call 05/15/18)[a,b]	2,515	2,560,584
Valeant Pharmaceuticals International Inc.
5.38%, 03/15/20 (Call 03/15/17)[a]	4,740	4,254,150
6.38%, 10/15/20 (Call 10/15/16)[a]	5,325	4,805,812

Security	Principal (000s)	Value
6.75%, 08/15/18 (Call 08/29/16)[a,b]	$3,649	$3,603,388
7.00%, 10/01/20 (Call 08/29/16)[a]	1,750	1,626,108
7.50%, 07/15/21 (Call 08/29/16)[a]	1,700	1,581,000

		18,431,042
PIPELINES — 3.29%
DCP Midstream LLC
5.35%, 03/15/20[a]	1,395	1,401,975
9.75%, 03/15/19[a,b]	965	1,057,881
DCP Midstream Operating LP
2.50%, 12/01/17 (Call 11/01/17)	1,173	1,159,804
Energy Transfer Equity LP
7.50%, 10/15/20	2,780	2,995,450
EnLink Midstream Partners LP
2.70%, 04/01/19 (Call 03/01/19)	800	779,500
Genesis Energy LP/Genesis Energy Finance Corp.
5.75%, 02/15/21 (Call 02/15/17)	835	826,352
Gibson Energy Inc.
6.75%, 07/15/21 (Call 08/29/16)[a]	920	923,642
NGPL PipeCo LLC
7.12%, 12/15/17[a]	2,994	3,136,215
9.63%, 06/01/19 (Call 08/29/16)[a,b]	1,236	1,290,332
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp.
6.50%, 04/01/19 (Call 10/01/16)	1,295	1,256,150
NuStar Logistics LP
4.80%, 09/01/20	1,070	1,053,950
8.15%, 04/15/18	793	851,979
Rockies Express Pipeline LLC
5.63%, 04/15/20[a,b]	1,795	1,853,337
6.00%, 01/15/19[a]	1,305	1,349,044
6.85%, 07/15/18[a,b]	1,209	1,271,717
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)	4,600	4,749,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 11/15/16)	1,662	1,655,768
5.00%, 01/15/18 (Call 10/15/17)	2,320	2,344,811
6.88%, 02/01/21 (Call 08/29/16)	1,160	1,178,125
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19 (Call 09/15/19)	940	997,415
5.88%, 10/01/20 (Call 10/01/16)	1,160	1,188,356

		33,321,303
REAL ESTATE — 0.32%
Crescent Resources LLC/Crescent Ventures Inc.
10.25%, 08/15/17 (Call 08/29/16)[a,b]	922	922,000
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19[a]	1,395	1,444,987
Rialto Holdings LLC/Rialto Corp.
7.00%, 12/01/18 (Call 08/29/16)[a]	875	892,500

		3,259,487

9

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
REAL ESTATE INVESTMENT TRUSTS — 0.96%
Iron Mountain Inc.
4.38%, 06/01/21 (Call 06/01/18)[a]	$1,000	$1,035,000
6.00%, 10/01/20 (Call 10/01/17)[a]	2,371	2,506,858
iStar Inc.
4.00%, 11/01/17 (Call 08/01/17)	1,225	1,217,283
5.00%, 07/01/19 (Call 08/29/16)	1,655	1,617,762
Sabra Health Care LP/Sabra Capital Corp.
5.50%, 02/01/21 (Call 02/01/17)	1,085	1,139,250
Vereit Operating Partnership LP
3.00%, 02/06/19 (Call 01/06/19)	1,684	1,692,420
4.13%, 06/01/21 (Call 05/01/21)	475	494,360

		9,702,933
RETAIL — 2.90%
AmeriGas Partners LP/AmeriGas Finance Corp.
6.25%, 08/20/19 (Call 08/22/16)	1,021	1,038,867
Dollar Tree Inc.
5.25%, 03/01/20 (Call 03/01/17)	1,755	1,827,394
DriveTime Automotive Group Inc./DT Acceptance Corp.
8.00%, 06/01/21 (Call 06/01/17)[a]	850	802,794
Dufry Finance SCA
5.50%, 10/15/20 (Call 08/29/16)[a]	1,285	1,326,717
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 08/29/16)	1,150	1,064,003
GameStop Corp.
5.50%, 10/01/19 (Call 10/01/16)[a]	740	750,689
6.75%, 03/15/21 (Call 03/15/18)[a,b]	1,100	1,112,681
Guitar Center Inc.
6.50%, 04/15/19 (Call 08/29/16)[a]	1,383	1,228,709
Hot Topic Inc.
9.25%, 06/15/21 (Call 08/29/16)[a]	775	812,418
JC Penney Corp. Inc.
5.65%, 06/01/20	868	834,365
8.13%, 10/01/19	980	1,024,100
Jo-Ann Stores LLC
8.13%, 03/15/19 (Call 08/29/16)[a]	1,000	977,500
L Brands Inc.
6.63%, 04/01/21[b]	2,375	2,725,820
7.00%, 05/01/20	990	1,133,196
8.50%, 06/15/19[b]	1,148	1,343,045
Landry’s Inc.
9.38%, 05/01/20 (Call 08/29/16)[a,b]	1,550	1,631,375
Michaels Stores Inc.
5.88%, 12/15/20 (Call 12/15/16)[a]	1,199	1,247,709
QVC Inc.
3.13%, 04/01/19	900	920,612
Rite Aid Corp.
6.75%, 06/15/21 (Call 08/29/16)	200	210,100
9.25%, 03/15/20 (Call 08/29/16)	2,128	2,243,444
Serta Simmons Bedding LLC
8.13%, 10/01/20 (Call 08/29/16)[a]	1,355	1,413,233
Toys R Us Inc.
10.38%, 08/15/17 (Call 08/29/16)[b]	992	987,040

Security	Principal (000s)	Value
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 08/29/16)	$1,605	$1,601,790
Yum! Brands Inc.
3.88%, 11/01/20 (Call 08/01/20)	1,075	1,098,612

		29,356,213
SEMICONDUCTORS — 1.11%
Advanced Micro Devices Inc.
6.75%, 03/01/19	1,320	1,316,700
7.75%, 08/01/20 (Call 08/29/16)[b]	950	942,875
Amkor Technology Inc.
6.63%, 06/01/21 (Call 08/29/16)	850	852,125
NXP BV/NXP Funding LLC
3.75%, 06/01/18[a]	1,700	1,738,250
4.13%, 06/15/20[a]	1,490	1,534,700
4.13%, 06/01/21[a,b]	2,600	2,678,000
5.75%, 02/15/21 (Call 02/15/17)[a,b]	1,200	1,251,000
STATS ChipPAC Pte Ltd.
8.50%, 11/24/20 (Call 11/24/18)[a]	850	903,295

		11,216,945
SOFTWARE — 1.06%
Blackboard Inc.
7.75%, 11/15/19 (Call 08/29/16)[a,b]	900	787,500
Change Healthcare Holdings Inc.
11.00%, 12/31/19 (Call 08/29/16)[b]	845	895,700
First Data Corp.
6.75%, 11/01/20 (Call 08/29/16)[a,b]	4,350	4,546,315
IMS Health Inc.
6.00%, 11/01/20 (Call 08/29/16)[a]	440	449,900
Infor U.S. Inc.
5.75%, 08/15/20 (Call 08/15/17)[a,b]	1,104	1,164,720
Nuance Communications Inc.
5.38%, 08/15/20 (Call 08/29/16)[a,b]	2,875	2,939,688

		10,783,823
STORAGE & WAREHOUSING — 0.31%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 08/29/16)[a]	2,350	2,037,269
10.75%, 10/15/19 (Call 10/15/16)[a]	1,725	1,082,438

		3,119,707
TELECOMMUNICATIONS — 11.62%
Altice Finco SA
9.88%, 12/15/20 (Call 12/15/16)[a]	900	963,984
Avanti Communications Group PLC
10.00%, 10/01/19 (Call 04/01/18)[a,b]	1,150	911,375
Avaya Inc.
7.00%, 04/01/19 (Call 08/29/16)[a,b]	2,205	1,664,775
CenturyLink Inc.
6.00%, 04/01/17[b]	1,488	1,525,200
6.45%, 06/15/21	2,425	2,588,687
Series R
5.15%, 06/15/17[b]	1,029	1,053,149
Series V
5.63%, 04/01/20[b]	2,155	2,275,263
Cincinnati Bell Inc.
8.38%, 10/15/20 (Call 08/29/16)[b]	1,135	1,180,400

10

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
CommScope Inc.
4.38%, 06/15/20 (Call 06/15/17)[a]	$1,125	$1,159,448
5.00%, 06/15/21 (Call 06/15/17)[a]	1,500	1,552,232
DigitalGlobe Inc.
5.25%, 02/01/21 (Call 02/01/17)[a,b]	1,335	1,296,619
Frontier Communications Corp.
7.13%, 03/15/19[b]	1,060	1,133,979
8.13%, 10/01/18[b]	1,175	1,287,122
8.25%, 04/15/17	1,486	1,547,762
8.50%, 04/15/20	2,038	2,178,476
8.88%, 09/15/20 (Call 06/15/20)[b]	2,770	2,971,010
9.25%, 07/01/21	1,100	1,198,108
Hughes Satellite Systems Corp.
6.50%, 06/15/19	2,448	2,659,295
7.63%, 06/15/21	2,050	2,193,500
Intelsat Jackson Holdings SA
7.25%, 04/01/19 (Call 08/29/16)[b]	3,373	2,515,134
7.25%, 10/15/20 (Call 08/29/16)	5,090	3,690,250
7.50%, 04/01/21 (Call 08/29/16)	2,750	1,959,375
Level 3 Financing Inc.
6.13%, 01/15/21 (Call 11/15/16)	1,520	1,582,700
Nokia OYJ
5.38%, 05/15/19[b]	2,005	2,165,621
SBA Communications Corp.
5.63%, 10/01/19 (Call 10/01/16)	1,206	1,244,811
SBA Telecommunications Inc.
5.75%, 07/15/20 (Call 08/29/16)[b]	1,621	1,673,683
SoftBank Group Corp.
4.50%, 04/15/20[a,b]	5,300	5,482,699
Sprint Communications Inc.
6.00%, 12/01/16	4,685	4,708,425
7.00%, 03/01/20[a]	2,340	2,489,751
7.00%, 08/15/20	3,590	3,415,050
8.38%, 08/15/17	2,855	2,965,631
9.00%, 11/15/18[a]	7,080	7,666,924
9.13%, 03/01/17	2,173	2,238,190
T-Mobile USA Inc.
5.25%, 09/01/18 (Call 08/09/16)	1,170	1,191,311
6.25%, 04/01/21 (Call 04/01/17)[b]	3,400	3,563,008
6.46%, 04/28/19 (Call 08/09/16)	2,740	2,797,074
6.54%, 04/28/20 (Call 08/09/16)	2,805	2,896,535
6.63%, 11/15/20 (Call 08/09/16)	2,155	2,227,731
6.63%, 04/28/21 (Call 04/28/17)	2,800	2,943,500
Telecom Italia Capital SA
7.00%, 06/04/18	1,590	1,725,218
7.18%, 06/18/19	1,700	1,921,000
Telesat Canada/Telesat LLC
6.00%, 05/15/17 (Call 08/29/16)[a,b]	2,230	2,228,885
ViaSat Inc.
6.88%, 06/15/20 (Call 08/29/16)[b]	1,350	1,398,983
Virgin Media Secured Finance PLC
5.25%, 01/15/21	1,100	1,164,232
5.38%, 04/15/21 (Call 04/15/17)[a,b]	1,755	1,829,587

Security	Principal or Shares (000s)	Value
West Corp.
4.75%, 07/15/21 (Call 07/15/18)[a]	$850	$858,500
Wind Acquisition Finance SA
4.75%, 07/15/20 (Call 08/29/16)[a,b]	4,510	4,498,725
6.50%, 04/30/20 (Call 08/29/16)[a,b]	1,300	1,343,875
7.38%, 04/23/21 (Call 04/23/17)[a]	6,450	6,401,625
Windstream Services LLC
7.75%, 10/15/20 (Call 08/29/16)	1,559	1,557,430
7.88%, 11/01/17	1,980	2,091,885

		117,777,732
TRANSPORTATION — 0.69%
CEVA Group PLC
4.00%, 05/01/18 (Call 08/30/16)[a]	900	801,750
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 08/29/16)[a,b]	2,070	2,121,750
Hornbeck Offshore Services Inc.
5.88%, 04/01/20 (Call 08/29/16)	750	483,750
Jack Cooper Holdings Corp.
9.25%, 06/01/20 (Call 08/29/16)	800	577,333
Martin Midstream Partners LP/Martin Midstream Finance Corp.
7.25%, 02/15/21 (Call 02/15/17)	785	749,675
XPO Logistics Inc.
7.88%, 09/01/19 (Call 09/01/16)[a,b]	2,135	2,212,394

		6,946,652
TRUCKING & LEASING — 0.08%
Jurassic Holdings III Inc.
6.88%, 02/15/21 (Call 02/15/17)[a]	1,135	770,098

		770,098

TOTAL CORPORATE BONDS & NOTES (Cost: $977,000,159)		981,744,202

SHORT-TERM INVESTMENTS — 18.83%

MONEY MARKET FUNDS — 18.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[d,e,f]	151,207	151,206,560
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[d,e,f]	32,572	32,572,265
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]	7,125	7,125,139

		190,903,964

TOTAL SHORT-TERM INVESTMENTS
(Cost: $190,903,964)		190,903,964

11

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

July 31, 2016

Value

TOTAL INVESTMENTS IN SECURITIES — 115.68%
(Cost: $1,167,904,123)[g]	$1,172,648,166
Other Assets, Less Liabilities — (15.68)%	(158,916,810)

NET ASSETS — 100.00%	$1,013,731,356

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $1,167,917,931. Net unrealized appreciation was $4,730,235, of which $18,538,707 represented gross unrealized appreciation on securities and $13,808,472 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$981,744,202	$—	$981,744,202
Money market funds	190,903,964	—	—	190,903,964

Total	$190,903,964	$981,744,202	$—	$1,172,648,166

12

Schedule of Investments  (Unaudited)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.54%

ADVERTISING — 0.07%
Omnicom Group Inc.
6.25%, 07/15/19	$100	$113,321

		113,321

AEROSPACE & DEFENSE — 1.41%
Boeing Capital Corp.
2.13%, 08/15/16	182	182,084
Boeing Co. (The)
3.75%, 11/20/16	75	75,662
4.88%, 02/15/20[a]	200	224,459
6.00%, 03/15/19	25	28,077
General Dynamics Corp.
1.00%, 11/15/17	200	200,388
L-3 Communications Corp.
4.75%, 07/15/20	106	115,993
4.95%, 02/15/21 (Call 11/15/20)	50	55,461
5.20%, 10/15/19	50	55,112
Lockheed Martin Corp.
2.13%, 09/15/16	100	100,163
2.50%, 11/23/20 (Call 10/23/20)	325	337,389
Northrop Grumman Corp.
3.50%, 03/15/21	200	214,531
5.05%, 08/01/19	50	55,158
Raytheon Co.
3.13%, 10/15/20	100	107,019
United Technologies Corp.
1.80%, 06/01/17	100	100,671
4.50%, 04/15/20	75	83,522
5.38%, 12/15/17	50	53,067
6.13%, 02/01/19	250	280,116

		2,268,872
AGRICULTURE — 1.01%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	75	79,036
9.25%, 08/06/19	25	30,721
9.70%, 11/10/18	100	118,620
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	10	10,149
3.50%, 11/24/20 (Call 10/24/20)[a]	100	104,544
Philip Morris International Inc.
1.88%, 01/15/19[a]	425	433,322
1.88%, 02/25/21 (Call 01/25/21)	150	152,163
5.65%, 05/16/18	250	270,365
Reynolds American Inc.
2.30%, 06/12/18	85	86,452
3.25%, 06/12/20[a]	200	211,033
6.88%, 05/01/20	75	88,675
8.13%, 06/23/19	25	29,597

		1,614,677
AUTO MANUFACTURERS — 3.55%
American Honda Finance Corp.
1.13%, 10/07/16	150	150,125
1.20%, 07/14/17	50	50,182
1.20%, 07/12/19	200	199,973
1.55%, 12/11/17	200	201,701
2.13%, 10/10/18	50	51,079
2.25%, 08/15/19	50	51,473
2.45%, 09/24/20	200	207,523

Security	Principal (000s)	Value
Ford Motor Credit Co. LLC
2.46%, 03/27/20	$200	$202,011
2.94%, 01/08/19	650	669,174
3.20%, 01/15/21	400	414,900
8.13%, 01/15/20	100	119,222
General Motors Co.
3.50%, 10/02/18	250	258,102
General Motors Financial Co. Inc.
2.40%, 05/09/19	75	75,092
2.63%, 07/10/17	112	113,154
3.10%, 01/15/19	150	153,300
3.15%, 01/15/20 (Call 12/15/19)	25	25,396
3.20%, 07/13/20 (Call 06/13/20)	250	254,532
3.25%, 05/15/18	100	102,307
4.20%, 03/01/21 (Call 02/01/21)	250	263,787
PACCAR Financial Corp.
1.45%, 03/09/18	75	75,503
1.60%, 03/15/17	8	8,039
Toyota Motor Credit Corp.
1.25%, 10/05/17	75	75,232
1.38%, 01/10/18	75	75,358
1.40%, 05/20/19	250	251,178
1.45%, 01/12/18	100	100,654
1.55%, 07/13/18	175	176,694
1.70%, 02/19/19	200	202,433
1.75%, 05/22/17	35	35,267
1.90%, 04/08/21	275	279,487
2.00%, 09/15/16	50	50,068
2.00%, 10/24/18	200	203,955
2.05%, 01/12/17	250	251,275
2.13%, 07/18/19	135	138,225
2.15%, 03/12/20	200	205,038

		5,691,439
BANKS — 35.36%
American Express Credit Corp.
1.80%, 07/31/18 (Call 06/30/18)	200	201,863
Australia & New Zealand Banking Group Ltd./New York NY
1.25%, 06/13/17	100	100,128
1.50%, 01/16/18	250	251,020
2.25%, 06/13/19	200	203,889
Bank of America Corp.
1.70%, 08/25/17	250	251,238
2.00%, 01/11/18	519	525,094
2.60%, 01/15/19	300	306,911
2.63%, 04/19/21	90	91,693
2.65%, 04/01/19	225	230,830
3.88%, 03/22/17	100	101,726
5.49%, 03/15/19	100	108,579
5.63%, 10/14/16[a]	255	257,273
5.63%, 07/01/20[a]	500	565,319
5.65%, 05/01/18	500	534,102
5.75%, 08/15/16	100	100,153
5.75%, 12/01/17	100	105,465
6.40%, 08/28/17	75	78,929
6.50%, 08/01/16	100	100,000
6.88%, 04/25/18	350	381,072
7.63%, 06/01/19[a]	250	289,418
Series L
2.25%, 04/21/20[a]	250	252,879

13

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
Bank of America N.A.
5.30%, 03/15/17	$300	$307,583
Bank of Montreal
1.30%, 07/14/17 (Call 06/14/17)	125	125,273
1.40%, 04/10/18	50	50,144
1.45%, 04/09/18 (Call 03/09/18)	150	150,559
1.50%, 07/18/19	300	301,241
2.38%, 01/25/19 (Call 12/25/18)	100	102,482
2.50%, 01/11/17	100	100,699
Bank of New York Mellon Corp. (The)
1.60%, 05/22/18 (Call 04/22/18)	300	302,522
1.97%, 06/20/17[b]	8	8,067
2.10%, 08/01/18 (Call 07/02/18)	50	50,945
2.10%, 01/15/19 (Call 12/15/18)	200	204,090
2.20%, 05/15/19 (Call 04/15/19)	25	25,599
2.40%, 01/17/17 (Call 12/18/16)	6	6,039
2.45%, 11/27/20 (Call 10/27/20)	200	206,746
5.45%, 05/15/19	100	110,884
Series G
2.15%, 02/24/20 (Call 01/24/20)	300	306,991
Bank of Nova Scotia (The)
1.10%, 12/13/16	181	181,112
1.25%, 04/11/17	150	150,361
1.30%, 07/21/17	50	50,141
1.45%, 04/25/18[a]	100	100,299
1.65%, 06/14/19	200	201,165
1.70%, 06/11/18 (Call 05/11/18)	100	100,790
2.05%, 10/30/18	275	279,757
2.35%, 10/21/20	375	384,772
2.55%, 01/12/17	118	118,848
Barclays Bank PLC
5.00%, 09/22/16	100	100,527
Barclays PLC
2.00%, 03/16/18[a]	200	200,031
2.88%, 06/08/20[a]	700	703,373
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	150	150,825
2.05%, 06/19/18 (Call 05/15/18)	200	203,070
2.15%, 03/22/17 (Call 02/22/17)	150	151,050
2.25%, 02/01/19 (Call 01/02/19)	100	102,227
2.63%, 06/29/20 (Call 05/29/20)	200	207,578
6.85%, 04/30/19	75	85,724
BNP Paribas SA
1.38%, 03/17/17[a]	100	100,147
2.38%, 09/14/17	100	101,207
2.40%, 12/12/18	125	127,371
2.45%, 03/17/19	250	255,129
2.70%, 08/20/18[a]	150	153,574
5.00%, 01/15/21	400	451,336
BPCE SA
2.25%, 01/27/20	250	256,580
2.50%, 07/15/19	250	256,358
Branch Banking & Trust Co.
1.45%, 05/10/19 (Call 04/10/19)	250	250,976
Canadian Imperial Bank of Commerce/Canada
1.55%, 01/23/18 (Call 12/23/17)	50	50,193

Security	Principal (000s)	Value
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	$215	$218,812
6.15%, 09/01/16	50	50,197
6.75%, 09/15/17	385	407,369
Capital One N.A./Mclean VA
1.65%, 02/05/18 (Call 01/05/18)	250	250,632
2.95%, 07/23/21 (Call 06/23/21)	300	311,312
Citigroup Inc.
1.30%, 11/15/16	25	25,018
1.35%, 03/10/17	115	115,154
1.55%, 08/14/17	400	400,874
1.70%, 04/27/18	150	150,499
1.80%, 02/05/18	250	251,294
1.85%, 11/24/17	250	251,442
2.05%, 12/07/18	150	151,472
2.40%, 02/18/20	100	101,722
2.50%, 09/26/18	100	101,909
2.50%, 07/29/19	150	153,403
2.55%, 04/08/19	400	409,167
2.65%, 10/26/20	250	255,517
2.70%, 03/30/21	250	254,398
5.38%, 08/09/20[a]	100	112,771
6.13%, 05/15/18	200	215,659
8.50%, 05/22/19	100	118,163
Commonwealth Bank of Australia/New York NY
1.13%, 03/13/17	250	250,152
1.63%, 03/12/18	250	251,471
2.50%, 09/20/18	250	255,821
2.55%, 03/15/21	250	258,157
Cooperatieve Rabobank UA
3.38%, 01/19/17	200	202,155
Cooperatieve Rabobank UA/NY
2.25%, 01/14/20	250	255,164
2.50%, 01/19/21	300	309,299
Credit Suisse AG/New York NY
1.70%, 04/27/18	400	399,853
2.30%, 05/28/19	250	253,036
5.30%, 08/13/19	100	110,038
5.40%, 01/14/20	150	164,060
6.00%, 02/15/18	100	105,672
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	250	250,225
3.13%, 12/10/20	250	251,561
Deutsche Bank AG
2.85%, 05/10/19	450	449,317
2.95%, 08/20/20	100	99,225
Deutsche Bank AG/London
1.35%, 05/30/17[a]	200	198,844
1.40%, 02/13/17[a]	107	106,620
1.88%, 02/13/18	200	198,631
2.50%, 02/13/19	125	124,553
6.00%, 09/01/17	75	78,026
Discover Bank/Greenwood DE
3.10%, 06/04/20 (Call 05/04/20)	250	258,558

14

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
Fifth Third Bancorp.
2.30%, 03/01/19 (Call 01/30/19)	$100	$101,854
2.88%, 07/27/20 (Call 06/27/20)	150	156,642
4.50%, 06/01/18	100	105,066
5.45%, 01/15/17	45	45,889
Fifth Third Bank/Cincinnati OH
2.30%, 03/15/19 (Call 02/15/19)	200	204,036
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	250	253,416
2.55%, 10/23/19	325	333,415
2.60%, 04/23/20 (Call 03/23/20)	200	204,308
2.63%, 01/31/19	225	230,344
2.63%, 04/25/21 (Call 03/25/21)	100	101,733
2.75%, 09/15/20 (Call 08/15/20)	250	256,113
2.88%, 02/25/21 (Call 01/25/21)	240	246,742
2.90%, 07/19/18	200	205,124
5.25%, 07/27/21	300	340,837
5.38%, 03/15/20	150	167,554
5.75%, 10/01/16	140	141,031
5.95%, 01/18/18	200	212,670
6.00%, 06/15/20	250	285,784
6.15%, 04/01/18	200	214,766
6.25%, 09/01/17	200	210,195
7.50%, 02/15/19	200	227,768
HSBC Holdings PLC
3.40%, 03/08/21	500	518,299
5.10%, 04/05/21	175	194,414
HSBC USA Inc.
1.30%, 06/23/17	300	299,838
1.70%, 03/05/18	375	375,268
2.35%, 03/05/20	100	100,719
2.75%, 08/07/20	350	356,102
Huntington Bancshares Inc./OH
3.15%, 03/14/21 (Call 02/14/21)	250	260,562
Huntington National Bank (The)
2.00%, 06/30/18	250	251,917
Intesa Sanpaolo SpA
2.38%, 01/13/17	400	400,948
JPMorgan Chase & Co.
1.35%, 02/15/17	359	359,861
1.63%, 05/15/18	150	150,853
1.80%, 01/25/18	100	100,827
2.00%, 08/15/17[a]	375	378,276
2.20%, 10/22/19	100	102,131
2.25%, 01/23/20 (Call 12/23/19)	400	407,376
2.35%, 01/28/19	100	102,205
2.40%, 06/07/21 (Call 05/07/21)	300	305,041
2.55%, 10/29/20 (Call 09/29/20)	250	256,523
2.55%, 03/01/21 (Call 02/01/21)	250	256,034
2.75%, 06/23/20 (Call 05/23/20)	200	206,895
4.25%, 10/15/20	300	326,908
4.95%, 03/25/20	150	165,946

Security	Principal (000s)	Value
6.00%, 01/15/18	$800	$853,046
6.30%, 04/23/19	158	177,612
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	250	263,352
KeyBank N.A./Cleveland OH
1.65%, 02/01/18	300	301,442
2.35%, 03/08/19	250	255,124
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	100	101,721
2.90%, 09/15/20	75	77,849
Lloyds Bank PLC
2.30%, 11/27/18	400	404,060
2.40%, 03/17/20	200	203,060
4.20%, 03/28/17	200	203,975
Manufacturers & Traders Trust Co.
2.10%, 02/06/20 (Call 01/06/20)	250	253,696
Mitsubishi UFJ Financial Group Inc.
2.95%, 03/01/21	400	417,135
Morgan Stanley
1.88%, 01/05/18	250	251,644
2.13%, 04/25/18	250	252,704
2.38%, 07/23/19	175	178,361
2.45%, 02/01/19	300	306,074
2.50%, 01/24/19	207	211,432
2.50%, 04/21/21	325	329,030
2.65%, 01/27/20	575	588,674
2.80%, 06/16/20	100	102,844
4.75%, 03/22/17	150	153,513
5.45%, 01/09/17	250	254,791
5.50%, 01/26/20	100	111,827
5.50%, 07/24/20	100	112,931
5.63%, 09/23/19	100	111,097
5.75%, 10/18/16[a]	200	201,971
5.75%, 01/25/21	250	287,027
5.95%, 12/28/17	100	106,057
6.25%, 08/28/17	200	210,249
6.63%, 04/01/18	100	108,338
7.30%, 05/13/19	100	114,659
Series F
5.55%, 04/27/17	100	103,266
National Australia Bank Ltd./New York
2.00%, 01/14/19	250	253,816
2.63%, 01/14/21	250	258,276
National City Corp.
6.88%, 05/15/19	75	84,604
PNC Bank N.A.
1.50%, 02/23/18 (Call 01/24/18)[c]	250	251,285
1.80%, 11/05/18 (Call 10/06/18)[c]	250	252,930
1.95%, 03/04/19 (Call 02/02/19)[c]	250	254,095
2.30%, 06/01/20 (Call 05/02/20)[c]	100	102,465
2.45%, 11/05/20 (Call 10/06/20)[c]	250	257,635

15

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/22/16)[c]	$350	$350,814
5.13%, 02/08/20[c]	50	55,944
Regions Bank/Birmingham AL
2.25%, 09/14/18 (Call 08/14/18)	250	251,925
Regions Financial Corp.
3.20%, 02/08/21 (Call 01/08/21)[a]	25	25,838
Royal Bank of Canada
1.20%, 01/23/17	219	219,373
1.25%, 06/16/17	400	400,736
1.45%, 09/09/16	175	175,121
2.15%, 03/15/19	175	178,557
2.20%, 07/27/18	50	50,876
2.35%, 10/30/20	300	309,058
2.50%, 01/19/21	200	207,523
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	200	200,095
Santander UK PLC
1.38%, 03/13/17	16	16,002
2.00%, 08/24/18[a]	50	50,132
2.35%, 09/10/19	100	101,022
2.38%, 03/16/20	50	50,381
2.50%, 03/14/19	300	304,308
3.05%, 08/23/18	275	281,523
Societe Generale SA
2.75%, 10/12/17	375	380,314
State Street Corp.
1.95%, 05/19/21	100	101,570
2.55%, 08/18/20	100	103,959
4.96%, 03/15/18	25	26,245
Sumitomo Mitsui Banking Corp.
1.35%, 07/11/17[a]	250	250,538
1.50%, 01/18/18	250	249,643
2.45%, 01/10/19	250	254,740
2.45%, 01/16/20	250	255,799
Sumitomo Mitsui Financial Group Inc.
2.93%, 03/09/21	300	312,603
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	100	101,765
2.50%, 05/01/19 (Call 04/01/19)	250	255,878
Svenska Handelsbanken AB
1.63%, 03/21/18	250	251,591
2.40%, 10/01/20	250	256,413
2.45%, 03/30/21	250	257,451
Toronto-Dominion Bank (The)
1.13%, 05/02/17	150	150,253
1.40%, 04/30/18	200	200,836
1.50%, 09/09/16	184	184,144
1.75%, 07/23/18	100	100,997
1.95%, 01/22/19	100	101,444
2.13%, 04/07/21	300	304,828
2.25%, 11/05/19	50	51,206

Security	Principal (000s)	Value
2.38%, 10/19/16	$105	$105,362
2.50%, 12/14/20	175	180,706
2.63%, 09/10/18	125	128,433
U.S. Bancorp.
1.95%, 11/15/18 (Call 10/15/18)	300	305,366
2.20%, 04/25/19 (Call 03/25/19)	100	102,600
2.35%, 01/29/21 (Call 12/29/20)	450	464,828
Series F
2.20%, 11/15/16 (Call 10/14/16)	200	200,739
U.S. Bank N.A./Cincinnati OH
1.35%, 01/26/18 (Call 12/26/17)	200	200,927
UBS AG/Stamford CT
1.38%, 06/01/17	250	250,248
2.35%, 03/26/20	250	256,383
2.38%, 08/14/19	200	204,573
5.75%, 04/25/18	200	214,663
Wachovia Corp.
5.75%, 06/15/17	75	77,995
5.75%, 02/01/18	300	319,856
Wells Fargo & Co.
1.40%, 09/08/17	200	200,527
1.50%, 01/16/18	100	100,500
2.10%, 07/26/21	500	502,166
2.13%, 04/22/19	300	306,506
2.15%, 01/15/19	150	153,143
2.50%, 03/04/21	200	205,178
2.55%, 12/07/20	200	205,566
2.60%, 07/22/20	150	154,729
2.63%, 12/15/16[a]	225	226,568
3.00%, 01/22/21	200	209,289
5.63%, 12/11/17	100	105,972
Series N
2.15%, 01/30/20	475	484,764
Wells Fargo Bank N.A.
1.65%, 01/22/18	500	503,946
Westpac Banking Corp.
1.05%, 11/25/16	35	35,010
1.20%, 05/19/17	600	600,776
1.60%, 01/12/18	50	50,262
2.10%, 05/13/21	100	101,299
2.25%, 07/30/18	200	203,531
2.25%, 01/17/19[a]	150	152,907
2.30%, 05/26/20	150	153,197
2.60%, 11/23/20	150	155,189
4.88%, 11/19/19	50	55,263

		56,715,497
BEVERAGES — 3.19%
Anheuser-Busch InBev Finance Inc.
1.13%, 01/27/17	200	200,263
1.90%, 02/01/19	450	456,946

16

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
2.15%, 02/01/19	$250	$255,546
2.65%, 02/01/21 (Call 01/01/21)	670	693,517
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	100	100,430
5.38%, 01/15/20	200	225,607
7.75%, 01/15/19	350	403,362
Bottling Group LLC
5.13%, 01/15/19	50	54,713
Coca-Cola Co. (The)
0.75%, 11/01/16	108	108,082
0.88%, 10/27/17[a]	100	100,088
1.15%, 04/01/18	200	200,789
1.65%, 03/14/18	100	101,254
1.65%, 11/01/18[a]	50	50,761
1.80%, 09/01/16	250	250,266
1.88%, 10/27/20	100	102,489
3.15%, 11/15/20	200	215,277
Diageo Capital PLC
1.13%, 04/29/18	75	74,990
1.50%, 05/11/17	125	125,654
5.50%, 09/30/16	56	56,423
5.75%, 10/23/17	100	105,704
PepsiCo Inc.
0.95%, 02/22/17	9	9,006
1.25%, 08/13/17	100	100,400
1.50%, 02/22/19	140	141,685
1.85%, 04/30/20 (Call 03/30/20)	275	280,116
2.15%, 10/14/20 (Call 09/14/20)[a]	175	180,480
2.25%, 01/07/19 (Call 12/07/18)	25	25,585
5.00%, 06/01/18	360	385,808
7.90%, 11/01/18	100	114,726

		5,119,967
BIOTECHNOLOGY — 1.34%
Amgen Inc.
1.25%, 05/22/17	100	100,170
2.13%, 05/15/17	150	151,225
2.13%, 05/01/20 (Call 04/01/20)	425	434,086
2.20%, 05/22/19 (Call 04/22/19)	200	205,399
2.50%, 11/15/16	57	57,193
5.70%, 02/01/19	100	110,744
Biogen Inc.
2.90%, 09/15/20	150	156,817
Celgene Corp.
1.90%, 08/15/17	50	50,371
2.88%, 08/15/20	113	117,564
3.95%, 10/15/20	200	216,149
Gilead Sciences Inc.
2.05%, 04/01/19	100	102,114
2.55%, 09/01/20	150	155,974
3.05%, 12/01/16	125	125,959
4.50%, 04/01/21 (Call 01/01/21)	150	168,826

		2,152,591

Security	Principal (000s)	Value
BUILDING MATERIALS — 0.04%
CRH America Inc.
6.00%, 09/30/16	$8	$8,061
8.13%, 07/15/18	50	55,755

		63,816
CHEMICALS — 1.33%
CF Industries Inc.
6.88%, 05/01/18	75	81,206
Dow Chemical Co. (The)
4.25%, 11/15/20 (Call 08/15/20)	300	326,784
8.55%, 05/15/19	200	238,108
Eastman Chemical Co.
2.40%, 06/01/17	25	25,224
2.70%, 01/15/20 (Call 12/15/19)	200	206,346
Ecolab Inc.
3.00%, 12/08/16	106	106,732
EI du Pont de Nemours & Co.
3.63%, 01/15/21	100	107,800
4.63%, 01/15/20	150	165,413
5.25%, 12/15/16	155	157,593
6.00%, 07/15/18	150	163,597
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	200	216,744
Monsanto Co.
1.15%, 06/30/17	200	200,037
2.13%, 07/15/19	25	25,371
Potash Corp. of Saskatchewan Inc.
6.50%, 05/15/19	100	112,775

		2,133,730
COMMERCIAL SERVICES — 0.32%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	130	135,556
S&P Global Inc.
3.30%, 08/14/20	50	52,246
Total System Services Inc.
3.80%, 04/01/21 (Call 03/01/21)	100	106,212
Western Union Co. (The)
2.88%, 12/10/17	50	50,892
5.93%, 10/01/16	170	171,212

		516,118
COMPUTERS — 3.00%
Apple Inc.
0.90%, 05/12/17	100	100,142
1.00%, 05/03/18	150	150,292
1.05%, 05/05/17[a]	427	427,847
1.55%, 02/07/20	100	100,997
2.00%, 05/06/20	100	102,637
2.10%, 05/06/19	250	256,857
2.25%, 02/23/21 (Call 01/23/21)	550	567,637

17

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%, 06/01/19[d]	$300	$308,551
4.42%, 06/15/21 (Call 05/15/21)[d]	500	522,655
EMC Corp.
1.88%, 06/01/18	150	148,545
2.65%, 06/01/20[a]	150	147,600
Hewlett Packard Enterprise Co.
2.45%, 10/05/17[d]	200	202,441
2.85%, 10/05/18[d]	100	102,331
3.60%, 10/15/20 (Call 09/15/20)[d]	300	316,102
International Business Machines Corp.
1.25%, 02/08/18	100	100,548
1.63%, 05/15/20	100	101,178
1.80%, 05/17/19	300	305,405
1.95%, 02/12/19[a]	100	102,356
5.70%, 09/14/17	450	474,040
7.63%, 10/15/18	100	113,782
8.38%, 11/01/19	50	60,978
Seagate HDD Cayman
3.75%, 11/15/18	100	101,500

		4,814,421
COSMETICS & PERSONAL CARE — 0.34%
Colgate-Palmolive Co.
1.75%, 03/15/19	50	50,932
Procter & Gamble Co. (The)
0.75%, 11/04/16	75	75,012
1.45%, 08/15/16	150	150,048
4.70%, 02/15/19	250	270,864

		546,856
DIVERSIFIED FINANCIAL SERVICES — 5.68%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
4.63%, 10/30/20	200	213,750
Air Lease Corp.
3.38%, 01/15/19 (Call 12/15/18)	125	128,267
5.63%, 04/01/17	72	73,755
American Express Co.
1.55%, 05/22/18	100	100,395
5.50%, 09/12/16	41	41,215
6.15%, 08/28/17	100	105,234
7.00%, 03/19/18	250	271,971
American Express Credit Corp.
1.13%, 06/05/17	200	200,154
2.13%, 03/18/19	50	50,906
2.25%, 08/15/19	150	153,400
2.25%, 05/05/21 (Call 04/04/21)	100	101,905
2.38%, 03/24/17	69	69,622
2.38%, 05/26/20 (Call 04/25/20)	225	230,664
2.80%, 09/19/16[a]	182	182,511
Series F
2.60%, 09/14/20 (Call 08/14/20)[a]	275	284,137

Security	Principal (000s)	Value
Bear Stearns Companies LLC (The)
5.55%, 01/22/17	$105	$107,159
7.25%, 02/01/18	200	217,315
Charles Schwab Corp. (The)
1.50%, 03/10/18 (Call 02/10/18)	100	100,421
4.45%, 07/22/20	75	83,233
Ford Motor Credit Co. LLC
2.15%, 01/09/18	200	201,241
3.00%, 06/12/17	200	202,598
4.25%, 02/03/17	200	203,028
5.00%, 05/15/18	200	211,362
6.63%, 08/15/17	300	315,668
8.00%, 12/15/16	200	205,077
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	550	569,738
General Electric Co.
1.63%, 04/02/18	200	202,315
2.30%, 04/27/17	200	202,034
2.90%, 01/09/17[a]	100	100,939
3.35%, 10/17/16	25	25,130
5.38%, 10/20/16	100	100,996
5.40%, 02/15/17	100	102,449
5.63%, 05/01/18	300	324,574
HSBC Finance Corp.
6.68%, 01/15/21	400	454,810
Intercontinental Exchange Inc.
2.75%, 12/01/20 (Call 11/01/20)	150	157,125
International Lease Finance Corp.
6.25%, 05/15/19	250	274,063
6.75%, 09/01/16[d]	75	74,886
7.13%, 09/01/18[d]	150	165,825
Jefferies Group LLC
5.13%, 04/13/18	325	339,720
6.88%, 04/15/21	100	114,642
Murray Street Investment Trust I
4.65%, 03/09/17[b]	19	19,396
Nasdaq Inc.
5.55%, 01/15/20	125	138,500
Nomura Holdings Inc.
2.00%, 09/13/16	250	250,357
2.75%, 03/19/19	100	102,282
6.70%, 03/04/20[a]	50	57,884
NYSE Holdings LLC
2.00%, 10/05/17	150	151,502
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	275	281,050
TD Ameritrade Holding Corp.
5.60%, 12/01/19[a]	100	112,165
Vesey Street Investment Trust I
4.40%, 09/01/16[b]	175	175,328

18

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
Visa Inc.
1.20%, 12/14/17	$100	$100,414
2.20%, 12/14/20 (Call 11/14/20)	450	464,517

		9,117,629
ELECTRIC — 1.96%
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	50	50,149
Consolidated Edison Co. of New York Inc.
7.13%, 12/01/18	100	113,341
Dominion Resources Inc./VA
1.90%, 06/15/18	100	100,694
6.40%, 06/15/18	75	81,531
Duke Energy Corp.
1.63%, 08/15/17	100	100,478
2.10%, 06/15/18 (Call 05/15/18)	100	101,094
2.15%, 11/15/16	150	150,591
Duke Energy Progress LLC
5.30%, 01/15/19	50	54,893
Emera U.S. Finance LP
2.70%, 06/15/21 (Call 05/15/21)[d]	100	102,463
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)	25	25,391
Entergy Texas Inc.
7.13%, 02/01/19	50	56,626
Exelon Corp.
1.55%, 06/09/17	75	75,182
2.85%, 06/15/20 (Call 05/15/20)	410	426,151
Exelon Generation Co. LLC
5.20%, 10/01/19	100	110,544
6.20%, 10/01/17	75	79,047
Georgia Power Co.
4.25%, 12/01/19	25	27,284
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	75	77,375
NextEra Energy Capital Holdings Inc.
1.59%, 06/01/17	50	50,105
NiSource Finance Corp.
5.45%, 09/15/20	100	113,181
Oncor Electric Delivery Co. LLC
6.80%, 09/01/18	75	82,928
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)	150	162,003
8.25%, 10/15/18	50	57,295
Progress Energy Inc.
4.40%, 01/15/21 (Call 10/15/20)	100	109,653
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)[a]	150	154,851
Southern Co. (The)
1.55%, 07/01/18	165	166,052
2.35%, 07/01/21 (Call 06/01/21)	150	153,215
2.45%, 09/01/18	25	25,583
2.75%, 06/15/20 (Call 05/15/20)	160	165,889

Security	Principal (000s)	Value
Virginia Electric & Power Co.
5.40%, 04/30/18	$50	$53,554
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	100	111,380

		3,138,523
ELECTRONICS — 0.25%
Honeywell International Inc.
5.30%, 03/01/18	75	80,095
Thermo Fisher Scientific Inc.
1.30%, 02/01/17	63	63,062
1.85%, 01/15/18	100	100,613
2.40%, 02/01/19	150	152,733

		396,503
ENVIRONMENTAL CONTROL — 0.23%
Republic Services Inc.
3.80%, 05/15/18	200	208,754
5.00%, 03/01/20	50	55,505
5.50%, 09/15/19	50	55,945
Waste Management Inc.
2.60%, 09/01/16	50	50,070

		370,274
FOOD — 1.48%
ConAgra Foods Inc.
1.90%, 01/25/18	25	25,198
General Mills Inc.
2.20%, 10/21/19	125	128,062
5.65%, 02/15/19	50	55,525
5.70%, 02/15/17	150	153,767
JM Smucker Co. (The)
1.75%, 03/15/18	50	50,320
Kraft Heinz Foods Co.
2.00%, 07/02/18[d]	250	253,669
2.25%, 06/05/17	100	100,808
2.80%, 07/02/20 (Call 06/02/20)[d]	100	104,451
5.38%, 02/10/20	150	168,708
6.13%, 08/23/18	50	54,655
Kroger Co. (The)
2.30%, 01/15/19 (Call 12/15/18)	50	51,252
3.30%, 01/15/21 (Call 12/15/20)	200	213,815
Mondelez International Inc.
2.25%, 02/01/19 (Call 01/01/19)	200	204,754
5.38%, 02/10/20	100	112,791
Sysco Corp.
2.60%, 10/01/20 (Call 09/01/20)	150	155,162
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	175	179,887
Unilever Capital Corp.
0.85%, 08/02/17	150	150,029
2.10%, 07/30/20	200	205,704

		2,368,557

19

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
GAS — 0.33%
Dominion Gas Holdings LLC
2.80%, 11/15/20 (Call 10/15/20)	$135	$139,412
Sempra Energy
2.30%, 04/01/17	162	163,299
2.40%, 03/15/20 (Call 02/15/20)	200	204,016
9.80%, 02/15/19	25	30,044

		536,771
HEALTH CARE — PRODUCTS — 1.66%
Abbott Laboratories
2.00%, 03/15/20	200	203,640
Becton Dickinson and Co.
1.80%, 12/15/17	250	251,829
2.68%, 12/15/19	275	285,208
6.38%, 08/01/19	15	17,082
Boston Scientific Corp.
2.65%, 10/01/18	125	128,175
Covidien International Finance SA
6.00%, 10/15/17	50	53,000
CR Bard Inc.
1.38%, 01/15/18	100	100,158
Medtronic Inc.
1.38%, 04/01/18	225	225,990
1.50%, 03/15/18	100	100,818
2.50%, 03/15/20	100	103,790
4.13%, 03/15/21 (Call 12/15/20)	250	277,236
St. Jude Medical Inc.
2.80%, 09/15/20 (Call 08/15/20)	75	77,754
Stryker Corp.
2.00%, 09/30/16	250	250,475
2.63%, 03/15/21 (Call 02/15/21)	150	155,542
Zimmer Biomet Holdings Inc.
1.45%, 04/01/17	150	149,973
2.00%, 04/01/18	100	100,626
2.70%, 04/01/20 (Call 03/01/20)	175	178,725

		2,660,021
HEALTH CARE — SERVICES — 1.09%
Aetna Inc.
1.90%, 06/07/19	160	161,989
2.40%, 06/15/21 (Call 05/15/21)	325	330,729
Anthem Inc.
2.25%, 08/15/19	75	76,402
2.30%, 07/15/18	50	50,727
4.35%, 08/15/20	100	109,353
5.88%, 06/15/17	100	103,947
Laboratory Corp. of America Holdings
2.63%, 02/01/20	100	102,264
UnitedHealth Group Inc.
1.40%, 10/15/17	100	100,511
1.63%, 03/15/19	50	50,517
1.70%, 02/15/19	80	80,991

Security	Principal (000s)	Value
1.90%, 07/16/18	$75	$76,114
2.13%, 03/15/21	150	153,295
2.30%, 12/15/19	50	51,491
2.70%, 07/15/20	125	130,901
6.00%, 02/15/18	150	161,083

		1,740,314
HOLDING COMPANIES — DIVERSIFIED — 0.22%
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)[a]	350	353,303

		353,303
HOUSEHOLD PRODUCTS & WARES — 0.04%
Kimberly-Clark Corp.
7.50%, 11/01/18	50	56,920

		56,920
HOUSEWARES — 0.13%
Newell Brands Inc.
3.15%, 04/01/21 (Call 03/01/21)	200	209,519

		209,519
INSURANCE — 2.08%
Aflac Inc.
2.40%, 03/16/20[a]	25	25,739
2.65%, 02/15/17	135	136,256
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	225	230,279
3.30%, 03/01/21 (Call 02/01/21)	350	366,912
Berkshire Hathaway Finance Corp.
0.95%, 08/15/16	75	75,007
1.30%, 05/15/18	100	100,439
1.45%, 03/07/18	100	100,858
1.60%, 05/15/17	200	201,210
1.70%, 03/15/19	250	253,768
2.00%, 08/15/18	75	76,486
4.25%, 01/15/21[a]	100	111,516
5.40%, 05/15/18	100	107,663
Berkshire Hathaway Inc.
1.90%, 01/31/17	115	115,705
2.20%, 03/15/21 (Call 02/15/21)[a]	45	46,609
Chubb INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)[a]	50	51,634
5.70%, 02/15/17	210	215,089
Lincoln National Corp.
8.75%, 07/01/19	50	59,172
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	125	127,545
MetLife Inc.
1.76%, 12/15/17	50	50,357
4.75%, 02/08/21	150	168,915
7.72%, 02/15/19	50	57,793
Series A
6.82%, 08/15/18	100	110,954

20

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
Prudential Financial Inc.
5.38%, 06/21/20[a]	$75	$84,662
7.38%, 06/15/19	300	347,673
Travelers Companies Inc. (The)
3.90%, 11/01/20	35	38,277
Voya Financial Inc.
2.90%, 02/15/18	77	78,422

		3,338,940
INTERNET — 0.39%
Alphabet Inc.
3.63%, 05/19/21[a]	50	55,125
Amazon.com Inc.
1.20%, 11/29/17	50	50,173
2.60%, 12/05/19 (Call 11/05/19)	175	183,141
eBay Inc.
1.35%, 07/15/17	50	50,073
2.20%, 08/01/19 (Call 07/01/19)	150	152,302
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	75	75,584
4.20%, 09/15/20	50	52,428

		618,826
IRON & STEEL — 0.07%
Nucor Corp.
5.85%, 06/01/18	100	107,420

		107,420
LEISURE TIME — 0.03%
Carnival Corp.
3.95%, 10/15/20	50	54,185

		54,185
MACHINERY — 1.86%
Caterpillar Financial Services Corp.
1.00%, 11/25/16	75	75,054
1.00%, 03/03/17	5	5,007
1.63%, 06/01/17	75	75,483
2.00%, 03/05/20[a]	475	484,193
2.05%, 08/01/16	25	25,000
5.45%, 04/15/18	25	26,820
7.05%, 10/01/18	100	112,283
7.15%, 02/15/19	150	171,562
Series G
1.25%, 11/06/17[a]	50	50,158
Caterpillar Inc.
1.50%, 06/26/17	150	150,861
5.70%, 08/15/16	114	114,188
Deere & Co.
4.38%, 10/16/19	250	274,658
John Deere Capital Corp.
1.05%, 10/11/16	100	100,078
1.05%, 12/15/16	82	82,085
1.13%, 06/12/17[a]	100	100,198
1.40%, 03/15/17	50	50,205

Security	Principal (000s)	Value
1.55%, 12/15/17	$100	$100,865
1.85%, 09/15/16	56	56,074
1.95%, 12/13/18	150	152,910
1.95%, 01/08/19	50	51,095
2.05%, 03/10/20	100	102,070
2.25%, 04/17/19	100	102,618
2.55%, 01/08/21	250	259,712
Roper Technologies Inc.
2.05%, 10/01/18	200	202,235
3.00%, 12/15/20 (Call 11/15/20)	50	51,883

		2,977,295
MANUFACTURING — 1.16%
3M Co.
1.63%, 06/15/19	200	203,592
Danaher Corp.
5.40%, 03/01/19	100	110,769
Eaton Corp.
1.50%, 11/02/17	100	100,254
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	375	389,841
4.38%, 09/16/20	70	77,999
5.25%, 12/06/17	525	555,418
5.50%, 01/08/20	75	86,078
6.00%, 08/07/19	50	57,123
Illinois Tool Works Inc.
0.90%, 02/25/17[a]	99	99,045
1.95%, 03/01/19	75	76,468
6.25%, 04/01/19	40	45,101
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	50	55,395

		1,857,083
MEDIA — 2.86%
21st Century Fox America Inc.
6.90%, 03/01/19[a]	50	56,659
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	50	50,790
5.75%, 04/15/20	75	85,387
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)[d]	250	261,825
Comcast Cable Communications LLC
8.88%, 05/01/17	100	105,880
Comcast Corp.
5.15%, 03/01/20	250	283,109
5.70%, 05/15/18	150	162,389
5.70%, 07/01/19	50	56,420
5.88%, 02/15/18	25	26,853
6.30%, 11/15/17	75	80,139
6.50%, 01/15/17	106	108,672

21

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
Discovery Communications LLC
5.05%, 06/01/20	$125	$136,858
NBCUniversal Media LLC
5.15%, 04/30/20	175	199,031
Scripps Networks Interactive Inc.
2.70%, 12/15/16	5	5,035
2.75%, 11/15/19 (Call 10/15/19)	50	51,007
2.80%, 06/15/20 (Call 05/15/20)	100	101,529
Thomson Reuters Corp.
1.30%, 02/23/17	50	50,051
1.65%, 09/29/17	150	150,927
Time Warner Cable Inc.
5.00%, 02/01/20	75	81,868
5.85%, 05/01/17	50	51,564
6.75%, 07/01/18	200	219,287
8.25%, 04/01/19	350	405,667
8.75%, 02/14/19	100	116,286
Time Warner Inc.
2.10%, 06/01/19	150	152,481
4.75%, 03/29/21	200	225,053
4.88%, 03/15/20	150	166,528
Viacom Inc.
2.50%, 09/01/18	100	101,189
3.50%, 04/01/17	255	258,359
Walt Disney Co. (The)
1.10%, 12/01/17	50	50,196
1.13%, 02/15/17[a]	205	205,451
1.85%, 05/30/19	150	153,326
2.30%, 02/12/21	150	156,242
5.50%, 03/15/19	125	139,075
5.63%, 09/15/16	125	125,737

		4,580,870
METAL FABRICATE & HARDWARE — 0.10%
Precision Castparts Corp.
1.25%, 01/15/18	100	100,433
2.25%, 06/15/20 (Call 05/15/20)	50	51,589

		152,022
MINING — 0.82%
Barrick North America Finance LLC
4.40%, 05/30/21	250	273,638
BHP Billiton Finance USA Ltd.
1.63%, 02/24/17	175	175,500
1.88%, 11/21/16	50	50,129
5.40%, 03/29/17	50	51,380
6.50%, 04/01/19	90	101,828
Newmont Mining Corp.
5.13%, 10/01/19[a]	100	109,552
Rio Tinto Finance USA Ltd.
3.50%, 11/02/20	150	160,517
4.13%, 05/20/21	200	220,323
9.00%, 05/01/19	150	179,918

		1,322,785

Security	Principal (000s)	Value
OFFICE & BUSINESS EQUIPMENT — 0.22%
Xerox Corp.
2.75%, 03/15/19	$50	$49,939
2.95%, 03/15/17	9	9,053
4.50%, 05/15/21	75	77,894
5.63%, 12/15/19	75	81,167
6.75%, 02/01/17	138	141,392

		359,445
OIL & GAS — 6.38%
Anadarko Petroleum Corp.
4.85%, 03/15/21 (Call 02/15/21)[a]	100	105,815
6.38%, 09/15/17	23	24,115
8.70%, 03/15/19	50	56,904
BP Capital Markets PLC
1.38%, 11/06/17	75	75,196
1.38%, 05/10/18	175	175,248
2.24%, 09/26/18	50	50,908
2.24%, 05/10/19	200	204,363
2.25%, 11/01/16	355	356,202
2.32%, 02/13/20	150	153,559
2.52%, 01/15/20	250	259,727
4.50%, 10/01/20	75	83,337
4.74%, 03/11/21	100	112,518
Canadian Natural Resources Ltd.
5.70%, 05/15/17[a]	200	205,900
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	100	100,097
1.35%, 11/15/17	250	251,018
1.37%, 03/02/18	200	200,568
1.56%, 05/16/19[a]	200	201,655
1.72%, 06/24/18 (Call 05/24/18)	175	176,824
1.79%, 11/16/18	100	101,431
1.96%, 03/03/20 (Call 02/03/20)	200	203,406
2.10%, 05/16/21 (Call 04/15/21)	200	204,231
2.42%, 11/17/20 (Call 10/17/20)	100	103,516
2.43%, 06/24/20 (Call 05/24/20)	100	103,511
4.95%, 03/03/19	100	109,211
ConocoPhillips
5.75%, 02/01/19	325	356,134
6.00%, 01/15/20	150	170,647
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/16	100	100,869
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	75	74,612
1.50%, 05/15/18	50	50,068
4.20%, 03/15/21 (Call 02/15/21)	150	160,006
Devon Energy Corp.
2.25%, 12/15/18 (Call 11/15/18)	100	98,955
6.30%, 01/15/19	110	119,038
Diamond Offshore Drilling Inc.
5.88%, 05/01/19	50	51,000

22

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	$75	$76,154
4.10%, 02/01/21	100	107,860
5.63%, 06/01/19	50	55,015
EQT Corp.
8.13%, 06/01/19	25	28,551
Exxon Mobil Corp.
0.92%, 03/15/17	100	100,155
1.44%, 03/01/18	100	100,676
1.71%, 03/01/19	150	152,270
1.82%, 03/15/19 (Call 02/15/19)	50	50,842
1.91%, 03/06/20 (Call 02/06/20)	400	407,942
2.22%, 03/01/21 (Call 02/01/21)	300	309,216
Hess Corp.
8.13%, 02/15/19	50	56,299
Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)	100	95,837
6.00%, 10/01/17	50	51,631
Marathon Petroleum Corp.
2.70%, 12/14/18	50	50,969
3.40%, 12/15/20 (Call 11/15/20)	100	103,873
Noble Energy Inc.
8.25%, 03/01/19	25	28,662
Occidental Petroleum Corp.
Series 1
4.10%, 02/01/21 (Call 11/01/20)	100	109,823
Petro-Canada
6.05%, 05/15/18	50	53,649
Phillips 66
2.95%, 05/01/17	25	25,329
Shell International Finance BV
0.90%, 11/15/16[a]	200	200,080
1.25%, 11/10/17	300	300,774
1.38%, 05/10/19	100	100,139
1.88%, 05/10/21	300	301,343
1.90%, 08/10/18	150	152,041
2.00%, 11/15/18	75	76,194
2.13%, 05/11/20	125	128,022
2.25%, 11/10/20	200	205,204
4.30%, 09/22/19	150	163,182
4.38%, 03/25/20	25	27,513
Statoil ASA
1.15%, 05/15/18	100	99,831
1.80%, 11/23/16	75	75,187
2.25%, 11/08/19	100	102,377
2.90%, 11/08/20	100	104,859
3.13%, 08/17/17	150	153,250
5.25%, 04/15/19	100	110,007
Total Capital Canada Ltd.
1.45%, 01/15/18	150	150,673
Total Capital International SA
1.00%, 08/12/16	175	174,992

Security	Principal (000s)	Value
1.00%, 01/10/17	$25	$25,001
1.50%, 02/17/17	50	50,197
1.55%, 06/28/17	100	100,364
2.10%, 06/19/19	100	102,398
2.13%, 01/10/19	150	153,003
Total Capital SA
2.13%, 08/10/18	100	101,617
4.45%, 06/24/20[a]	100	110,802
Valero Energy Corp.
6.13%, 02/01/20	150	170,484
9.38%, 03/15/19	25	29,702

		10,234,578
OIL & GAS SERVICES — 0.13%
Halliburton Co.
1.00%, 08/01/16	88	88,000
6.15%, 09/15/19	100	113,444

		201,444
PHARMACEUTICALS — 4.74%
Abbott Laboratories
4.13%, 05/27/20	50	54,756
AbbVie Inc.
1.75%, 11/06/17	175	175,960
1.80%, 05/14/18	125	126,031
2.00%, 11/06/18[a]	150	151,749
2.30%, 05/14/21 (Call 04/14/21)	75	76,440
2.50%, 05/14/20 (Call 04/14/20)	625	641,961
Actavis Funding SCS
1.30%, 06/15/17	10	10,020
1.85%, 03/01/17	250	251,129
2.35%, 03/12/18	200	202,975
2.45%, 06/15/19	125	127,849
3.00%, 03/12/20 (Call 02/12/20)	175	181,966
Actavis Inc.
1.88%, 10/01/17	100	100,720
AstraZeneca PLC
1.95%, 09/18/19	100	101,510
2.38%, 11/16/20	100	102,534
5.90%, 09/15/17	200	210,741
Cardinal Health Inc.
1.95%, 06/15/18	150	151,582
Eli Lilly & Co.
1.95%, 03/15/19	125	127,841
5.20%, 03/15/17	10	10,277
Express Scripts Holding Co.
1.25%, 06/02/17	18	18,017
2.25%, 06/15/19	50	51,038
3.30%, 02/25/21 (Call 01/25/21)[a]	175	184,449
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	350	377,944
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	180	180,809

23

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	$100	$101,699
1.88%, 12/05/19	75	76,923
5.15%, 07/15/18	200	216,361
5.55%, 08/15/17	100	104,855
McKesson Corp.
1.29%, 03/10/17	206	206,442
1.40%, 03/15/18	100	100,093
2.28%, 03/15/19	25	25,512
5.70%, 03/01/17	50	51,359
Mead Johnson Nutrition Co.
4.90%, 11/01/19	50	55,040
Medco Health Solutions Inc.
7.13%, 03/15/18	200	217,905
Merck & Co. Inc.
1.10%, 01/31/18	150	150,602
1.30%, 05/18/18	100	100,892
1.85%, 02/10/20[a]	100	102,337
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	25	27,713
Mylan Inc.
1.35%, 11/29/16	16	16,009
Mylan NV
3.15%, 06/15/21 (Call 05/15/21)[d]	250	257,895
3.75%, 12/15/20 (Call 11/15/20)[d]	150	158,446
Novartis Capital Corp.
4.40%, 04/24/20	50	55,553
Novartis Securities Investment Ltd.
5.13%, 02/10/19	250	274,755
Pfizer Inc.
0.90%, 01/15/17[a]	110	110,089
1.10%, 05/15/17[a]	150	150,401
1.45%, 06/03/19	250	252,369
1.50%, 06/15/18	95	95,950
1.95%, 06/03/21	100	101,582
2.10%, 05/15/19	100	102,342
6.05%, 03/30/17	10	10,335
6.20%, 03/15/19	250	282,030
Sanofi
1.25%, 04/10/18	200	200,876
4.00%, 03/29/21	200	221,560
Wyeth LLC
5.45%, 04/01/17	56	57,746
Zoetis Inc.
3.45%, 11/13/20 (Call 10/13/20)	100	104,084

		7,608,053
PIPELINES — 1.57%
Columbia Pipeline Group Inc.
3.30%, 06/01/20 (Call 05/01/20)	75	77,485
Enbridge Energy Partners LP
5.20%, 03/15/20	40	42,446
9.88%, 03/01/19	50	57,981

Security	Principal (000s)	Value
Energy Transfer Partners LP
2.50%, 06/15/18	$150	$149,943
4.15%, 10/01/20 (Call 08/01/20)	100	103,572
Enterprise Products Operating LLC
1.65%, 05/07/18	50	50,149
2.55%, 10/15/19 (Call 09/15/19)	100	102,704
2.85%, 04/15/21 (Call 03/15/21)	100	103,452
5.20%, 09/01/20	75	84,118
5.25%, 01/31/20	100	111,078
6.50%, 01/31/19	50	55,770
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	100	100,759
3.50%, 03/01/21 (Call 01/01/21)	100	100,679
5.30%, 09/15/20	75	80,039
5.95%, 02/15/18	25	26,353
6.00%, 02/01/17	24	24,575
6.50%, 04/01/20	125	138,280
Kinder Morgan Inc./DE
2.00%, 12/01/17[a]	150	150,314
3.05%, 12/01/19 (Call 11/01/19)	75	76,340
7.00%, 06/15/17	14	14,562
ONEOK Partners LP
8.63%, 03/01/19[a]	100	112,880
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	75	74,861
6.50%, 05/01/18	70	74,489
Spectra Energy Capital LLC
6.20%, 04/15/18	50	53,328
8.00%, 10/01/19	100	115,267
TransCanada PipeLines Ltd.
1.63%, 11/09/17	15	15,062
3.80%, 10/01/20	125	133,773
7.13%, 01/15/19	100	112,426
Williams Partners LP
5.25%, 03/15/20	150	156,593
Williams Partners LP/Williams Partners Finance Corp.
7.25%, 02/01/17	15	15,367

		2,514,645
REAL ESTATE INVESTMENT TRUSTS — 1.08%
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	150	154,600
3.40%, 02/15/19	50	52,370
4.50%, 01/15/18	100	104,430
Boston Properties LP
3.70%, 11/15/18 (Call 08/17/18)	50	52,450
5.88%, 10/15/19 (Call 07/17/19)	100	113,090
Crown Castle International Corp.
3.40%, 02/15/21 (Call 01/15/21)	100	105,270

24

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)[a]	$50	$50,605
5.38%, 02/01/21 (Call 11/03/20)	150	168,840
6.00%, 01/30/17	8	8,186
6.70%, 01/30/18	50	53,592
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	75	75,961
5.65%, 02/01/20 (Call 11/01/19)[a]	450	509,099
Ventas Realty LP/Ventas Capital Corp.
2.70%, 04/01/20 (Call 01/01/20)	175	179,426
4.00%, 04/30/19 (Call 01/30/19)	50	52,583
Weyerhaeuser Co.
7.38%, 10/01/19	50	57,364

		1,737,866
RETAIL — 3.01%
Best Buy Co. Inc.
5.00%, 08/01/18	100	106,035
5.50%, 03/15/21 (Call 12/15/20)	83	90,746
Costco Wholesale Corp.
1.13%, 12/15/17	100	100,454
1.70%, 12/15/19	150	152,907
5.50%, 03/15/17	13	13,379
CVS Health Corp.
1.20%, 12/05/16	164	164,208
1.90%, 07/20/18	100	101,430
2.25%, 12/05/18 (Call 11/05/18)	150	153,703
2.25%, 08/12/19 (Call 07/12/19)	75	77,128
2.80%, 07/20/20 (Call 06/20/20)	400	418,895
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	125	133,478
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	500	513,969
2.00%, 04/01/21 (Call 03/01/21)	225	231,255
2.25%, 09/10/18 (Call 08/10/18)	25	25,690
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	158	159,013
4.63%, 04/15/20 (Call 10/15/19)	25	27,950
5.40%, 10/15/16	125	126,163
Macy’s Retail Holdings Inc.
5.90%, 12/01/16	50	50,796
McDonald’s Corp.
2.10%, 12/07/18	100	102,052
2.75%, 12/09/20 (Call 11/09/20)	260	272,314
5.35%, 03/01/18	50	53,240
5.80%, 10/15/17	25	26,387
Nordstrom Inc.
4.75%, 05/01/20	50	54,579
Target Corp.
2.30%, 06/26/19	100	103,113
3.88%, 07/15/20	25	27,362
6.00%, 01/15/18	200	214,460

Security	Principal (000s)	Value
Wal-Mart Stores Inc.
1.00%, 04/21/17[a]	$156	$156,317
1.13%, 04/11/18	200	200,965
1.95%, 12/15/18	200	204,877
3.25%, 10/25/20	250	270,512
3.63%, 07/08/20	100	109,335
Walgreens Boots Alliance Inc.
1.75%, 11/17/17	75	75,556
1.75%, 05/30/18	100	100,863
2.60%, 06/01/21 (Call 05/01/21)[a]	150	153,678
2.70%, 11/18/19 (Call 10/18/19)	50	51,819

		4,824,628
SAVINGS & LOANS — 0.02%
Santander Holdings USA Inc.
3.45%, 08/27/18 (Call 07/27/18)	25	25,576

		25,576
SEMICONDUCTORS — 0.94%
Intel Corp.
1.35%, 12/15/17	100	100,642
1.95%, 10/01/16	345	345,746
2.45%, 07/29/20	300	312,838
Lam Research Corp.
2.80%, 06/15/21 (Call 05/15/21)	100	103,139
QUALCOMM Inc.
1.40%, 05/18/18	50	50,445
2.25%, 05/20/20	205	211,033
Texas Instruments Inc.
1.00%, 05/01/18	75	74,948
1.65%, 08/03/19	100	101,518
Xilinx Inc.
3.00%, 03/15/21	200	208,611

		1,508,920
SOFTWARE — 1.53%
Adobe Systems Inc.
4.75%, 02/01/20	100	110,467
Fidelity National Information Services Inc.
3.63%, 10/15/20 (Call 09/15/20)	150	159,064
Microsoft Corp.
0.88%, 11/15/17	75	75,140
1.30%, 11/03/18	50	50,366
1.63%, 12/06/18	150	152,355
1.85%, 02/12/20 (Call 01/12/20)	200	204,062
2.00%, 11/03/20 (Call 10/03/20)	450	461,992
4.20%, 06/01/19	25	27,187
Oracle Corp.
1.20%, 10/15/17	125	125,542
2.25%, 10/08/19	400	412,978
2.38%, 01/15/19	75	77,220
2.80%, 07/08/21	50	52,602
3.88%, 07/15/20	150	163,570
5.00%, 07/08/19	200	221,482
5.75%, 04/15/18	150	161,789

		2,455,816

25

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
TELECOMMUNICATIONS — 4.91%
AT&T Inc.
1.60%, 02/15/17	$122	$122,403
1.70%, 06/01/17[a]	125	125,565
2.30%, 03/11/19	300	306,620
2.38%, 11/27/18	100	101,910
2.40%, 08/15/16	30	30,015
2.40%, 03/15/17	100	100,865
2.45%, 06/30/20 (Call 05/30/20)	300	307,600
2.80%, 02/17/21 (Call 01/17/21)	300	310,038
4.60%, 02/15/21 (Call 11/15/20)	200	220,640
5.20%, 03/15/20	100	112,025
5.50%, 02/01/18	311	330,225
5.80%, 02/15/19	175	193,595
5.88%, 10/01/19	50	56,604
British Telecommunications PLC
1.25%, 02/14/17	200	200,207
Cisco Systems Inc.
1.10%, 03/03/17	369	369,736
1.65%, 06/15/18	100	101,291
2.13%, 03/01/19	175	179,749
2.20%, 02/28/21	250	257,863
2.45%, 06/15/20	300	312,811
3.15%, 03/14/17	150	152,200
4.45%, 01/15/20	150	166,025
4.95%, 02/15/19	100	109,585
Deutsche Telekom International Finance BV
6.00%, 07/08/19	100	113,204
Orange SA
2.75%, 09/14/16	125	125,206
2.75%, 02/06/19	150	154,815
Rogers Communications Inc.
6.80%, 08/15/18	75	82,796
Telefonica Emisiones SAU
5.13%, 04/27/20	150	166,522
5.46%, 02/16/21	200	229,087
5.88%, 07/15/19	125	139,621
Verizon Communications Inc.
1.35%, 06/09/17	200	200,568
2.63%, 02/21/20	750	778,405
3.65%, 09/14/18	340	357,205
4.50%, 09/15/20	400	444,518
5.50%, 02/15/18	75	79,899
Vodafone Group PLC
1.50%, 02/19/18	445	445,895
1.63%, 03/20/17	190	190,566
5.63%, 02/27/17	200	205,141

		7,881,020
TRANSPORTATION — 0.61%
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	100	110,534
5.65%, 05/01/17	50	51,777

Security	Principal or Shares (000s)	Value
Canadian National Railway Co.
5.55%, 03/01/19	$100	$110,825
CSX Corp.
3.70%, 10/30/20 (Call 07/30/20)	100	108,008
6.25%, 03/15/18	25	26,964
FedEx Corp.
8.00%, 01/15/19	125	144,403
Norfolk Southern Corp.
5.75%, 04/01/18	150	161,092
United Parcel Service Inc.
5.13%, 04/01/19	150	165,541
5.50%, 01/15/18	100	106,692

		985,836

TOTAL CORPORATE BONDS & NOTES
(Cost: $155,984,244)		158,046,892

SHORT-TERM INVESTMENTS — 8.53%

MONEY MARKET FUNDS — 8.53%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[e,f,g]	8,398	8,398,308
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[e,f,g]	1,809	1,809,127
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[e,f]	3,478	3,477,603

		13,685,038

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,685,038)		13,685,038

TOTAL INVESTMENTS IN SECURITIES — 107.07%
(Cost: $169,669,282)[h]		171,731,930
Other Assets, Less Liabilities — (7.07)%		(11,336,173)

NET ASSETS — 100.00%		$160,395,757

[a]	All or a portion of this security represents a security on loan.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	Affiliated issuer. See Schedule 1.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $169,670,414. Net unrealized appreciation was $2,061,516, of which $2,085,440 represented gross unrealized appreciation on securities and $23,924 represented gross unrealized depreciation on securities.

26

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

July 31, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended July 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
PNC Bank N.A.
1.50%, 02/23/18	$—	$250	$—	$250	$251,285	$1,768	$—
1.80%, 11/05/18	—	250	—	250	252,930	2,977	—
1.95%, 03/04/19	—	250	—	250	254,095	1,259	—
2.30%, 06/01/20	100	—	—	100	102,465	1,877	—
2.45%, 11/05/20	—	250	—	250	257,635	3,811	—
PNC Funding Corp.
2.70%, 09/19/16	300	50	—	350	350,814	2,462	—
5.13%, 02/08/20	250	—	(200)	50	55,944	1,899	(1,755)
5.25%, 11/15/15	50	—	(50)	—	—	25	—

					$1,525,168	$16,078	$(1,755)

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$158,046,892	$—	$158,046,892
Money market funds	13,685,038	—	—	13,685,038

Total	$13,685,038	$158,046,892	$—	$171,731,930

27

Schedule of Investments  (Unaudited)

iSHARES® 0-5 YEAR TIPS BOND ETF

July 31, 2016

Security	Principal or Shares (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 99.09%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/17	$77,833	$77,845,269
0.13%, 04/15/18	167,295	168,706,920
0.13%, 04/15/19	88,530	89,899,060
0.13%, 04/15/20	84,657	86,178,232
0.13%, 04/15/21	2,026	2,067,939
0.63%, 07/15/21	60,311	63,270,203
1.13%, 01/15/21	43,450	46,274,274
1.25%, 07/15/20	68,427	73,152,785
1.38%, 07/15/18	5,702	5,932,477
1.38%, 01/15/20	71,354	75,824,845
1.63%, 01/15/18	6,934	7,145,586
1.88%, 07/15/19	17,348	18,646,758
2.13%, 01/15/19	3,201	3,410,222
2.38%, 01/15/17	9,317	9,413,217
2.63%, 07/15/17	4,811	4,961,494

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $731,422,752)		732,729,281

SHORT-TERM INVESTMENTS — 3.39%

MONEY MARKET FUNDS — 3.39%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[a,b]	25,083	25,082,567

		25,082,567

TOTAL SHORT-TERM INVESTMENTS
(Cost: $25,082,567)		25,082,567

TOTAL INVESTMENTS IN SECURITIES — 102.48% (Cost: $756,505,319)[c]		757,811,848
Other Assets, Less Liabilities — (2.48)%		(18,319,126)

NET ASSETS — 100.00%		$739,492,722

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $758,318,269. Net unrealized depreciation was $506,421, of which $2,731,150 represented gross unrealized appreciation on securities and $3,237,571 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
U.S. government obligations	$—	$732,729,281	$—	$732,729,281
Money market funds	25,082,567	—	—	25,082,567

Total	$25,082,567	$732,729,281	$—	$757,811,848

28

Schedule of Investments  (Unaudited)

iSHARES® 1-3 YEAR INTERNATIONAL TREASURY BOND ETF

July 31, 2016

Security	Principal (000s)		Value
FOREIGN GOVERNMENT OBLIGATIONS — 97.87%

AUSTRALIA — 4.02%
Australia Government Bond
3.25%, 10/21/18[a]	AUD	450	$354,882
5.25%, 03/15/19[a]	AUD	1,800	1,500,439
5.50%, 01/21/18[a]	AUD	3,065	2,463,526

			4,318,847

AUSTRIA — 4.62%
Austria Government Bond
1.15%, 10/19/18[b]	EUR	880	1,021,627
1.95%, 06/18/19[b]	EUR	654	784,339
4.30%, 09/15/17[b]	EUR	876	1,033,406
4.35%, 03/15/19[b]	EUR	600	757,849
4.65%, 01/15/18[b]	EUR	1,142	1,374,493

			4,971,714

BELGIUM — 3.43%
Belgium Government Bond
1.25%, 06/22/18[a]	EUR	550	636,506
4.00%, 03/28/18[b]	EUR	1,140	1,372,130
4.00%, 03/28/19	EUR	1,000	1,255,734
5.50%, 09/28/17[b]	EUR	350	419,082

			3,683,452

CANADA — 4.55%
Canadian Government Bond
0.25%, 11/01/17	CAD	600	458,413
0.50%, 08/01/18	CAD	100	76,627
1.25%, 08/01/17	CAD	625	482,566
1.25%, 02/01/18	CAD	740	573,428
1.25%, 03/01/18	CAD	440	341,215
1.25%, 09/01/18	CAD	650	506,128
1.50%, 09/01/17	CAD	550	426,076
1.75%, 03/01/19	CAD	800	632,971
3.75%, 06/01/19	CAD	787	658,440
4.00%, 06/01/17	CAD	275	216,887
4.25%, 06/01/18	CAD	639	523,162

			4,895,913

DENMARK — 1.72%
Denmark Government Bond
0.25%, 11/15/18	DKK	9,097	1,391,766
4.00%, 11/15/17	DKK	2,900	461,941

			1,853,707

FINLAND — 4.23%
Finland Government Bond
1.13%, 09/15/18[b]	EUR	1,400	1,622,521
3.88%, 09/15/17[b]	EUR	1,175	1,379,934
4.38%, 07/04/19[b]	EUR	1,201	1,539,476

			4,541,931

Security	Principal (000s)		Value
FRANCE — 7.92%
France Government Bond OAT
0.00%, 02/25/18[a]	EUR	425	$479,455
0.00%, 02/25/19[a]	EUR	350	396,865
1.00%, 05/25/18[a]	EUR	646	742,924
1.00%, 11/25/18[a]	EUR	826	957,094
1.00%, 05/25/19[a]	EUR	750	875,221
4.00%, 04/25/18[a]	EUR	871	1,051,448
4.25%, 10/25/17[a]	EUR	1,397	1,655,483
4.25%, 10/25/18[a]	EUR	1,104	1,367,824
4.25%, 04/25/19[a]	EUR	600	759,425
French Treasury Note BTAN
1.00%, 07/25/17[a]	EUR	200	227,076

			8,512,815

GERMANY — 7.44%
Bundesobligation
0.25%, 04/13/18[a]	EUR	476	540,434
0.50%, 10/13/17[a]	EUR	742	841,093
0.50%, 02/23/18[a]	EUR	562	639,703
0.50%, 04/12/19[a]	EUR	700	807,750
1.00%, 02/22/19[a]	EUR	600	699,932
Bundesrepublik Deutschland
3.75%, 01/04/19[a]	EUR	900	1,115,346
4.00%, 01/04/18[a]	EUR	784	935,290
4.25%, 07/04/17[a]	EUR	828	967,554
4.25%, 07/04/18[a]	EUR	1,182	1,447,043

			7,994,145

IRELAND — 4.58%
Ireland Government Bond
4.40%, 06/18/19	EUR	1,300	1,658,410
4.50%, 10/18/18	EUR	1,999	2,482,650
5.50%, 10/18/17	EUR	650	779,753

			4,920,813

ITALY — 7.35%
Italy Buoni Poliennali Del Tesoro
0.25%, 05/15/18	EUR	400	449,763
0.30%, 10/15/18	EUR	200	225,330
0.75%, 01/15/18	EUR	675	764,147
3.50%, 11/01/17	EUR	400	467,590
3.50%, 06/01/18	EUR	790	940,823
3.50%, 12/01/18	EUR	700	847,547
4.25%, 02/01/19[a]	EUR	900	1,114,101
4.50%, 02/01/18	EUR	750	896,389
4.50%, 08/01/18	EUR	600	731,918
4.50%, 03/01/19	EUR	750	936,734
5.25%, 08/01/17[a]	EUR	448	528,056

			7,902,398

JAPAN — 22.92%
Japan Government Five Year Bond
0.10%, 12/20/17	JPY	230,800	2,263,590
0.10%, 06/20/19	JPY	62,750	618,775

29

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR INTERNATIONAL TREASURY BOND ETF

July 31, 2016

Security	Principal (000s)		Value
0.20%, 06/20/17	JPY	233,000	$2,284,007
0.20%, 09/20/17	JPY	308,450	3,025,781
0.20%, 12/20/17	JPY	140,000	1,374,960
0.20%, 09/20/18	JPY	173,950	1,714,261
0.20%, 12/20/18	JPY	222,000	2,190,323
0.20%, 03/20/19	JPY	350,000	3,457,174
0.20%, 06/20/19	JPY	67,500	667,525
0.30%, 03/20/18	JPY	120,000	1,181,535
0.30%, 06/20/18	JPY	108,000	1,064,973
0.30%, 09/20/18	JPY	80,000	790,063
0.40%, 03/20/18	JPY	202,450	1,996,587
0.40%, 06/20/18	JPY	198,900	1,964,993
Japan Government Ten Year Bond
1.30%, 12/20/18	JPY	3,500	35,420

			24,629,967
NETHERLANDS — 4.73%
Netherlands Government Bond
0.00%, 04/15/18[b]	EUR	490	553,496
1.25%, 01/15/18[b]	EUR	736	845,308
1.25%, 01/15/19[b]	EUR	850	994,241
4.00%, 07/15/18[b]	EUR	850	1,036,496
4.00%, 07/15/19[b]	EUR	839	1,067,475
4.50%, 07/15/17[b]	EUR	499	585,154

			5,082,170
NORWAY — 2.00%
Norway Government Bond
4.50%, 05/22/19[b]	NOK	16,300	2,150,841

			2,150,841
PORTUGAL — 4.73%
Portugal Obrigacoes do Tesouro OT
4.35%, 10/16/17[b]	EUR	1,651	1,940,759
4.45%, 06/15/18[b]	EUR	1,350	1,622,227
4.75%, 06/14/19[b]	EUR	1,232	1,523,809

			5,086,795
SPAIN — 4.59%
Spain Government Bond
0.25%, 04/30/18	EUR	350	394,235
0.25%, 01/31/19	EUR	200	225,506
0.50%, 10/31/17	EUR	325	366,586
2.75%, 04/30/19	EUR	200	240,970
3.75%, 10/31/18	EUR	550	668,909
4.10%, 07/30/18[b]	EUR	734	890,703
4.50%, 01/31/18	EUR	825	987,297
5.50%, 07/30/17[b]	EUR	979	1,156,978

			4,931,184
SWEDEN — 1.65%
Sweden Government Bond
3.75%, 08/12/17	SEK	11,565	1,418,133
4.25%, 03/12/19	SEK	2,695	356,808

			1,774,941

Security	Principal (000s)		Value
SWITZERLAND — 3.05%
Switzerland Government Bond
3.00%, 01/08/18[a]	CHF	1,438	$1,572,284
3.00%, 05/12/19[a]	CHF	1,300	1,498,205
4.25%, 06/05/17[a]	CHF	193	208,387

			3,278,876
UNITED KINGDOM — 4.34%
United Kingdom Gilt
1.00%, 09/07/17[a]	GBP	523	701,086
1.25%, 07/22/18[a]	GBP	1,030	1,398,283
4.50%, 03/07/19[a]	GBP	810	1,200,745
5.00%, 03/07/18[a]	GBP	950	1,361,255

			4,661,369

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $103,062,250)			105,191,878

SHORT-TERM INVESTMENTS — 0.45%

MONEY MARKET FUNDS — 0.45%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]		481	481,148

			481,148

TOTAL SHORT-TERM INVESTMENTS
(Cost: $481,148)			481,148

TOTAL INVESTMENTS IN SECURITIES — 98.32%
(Cost: $103,543,398)[e]			105,673,026
Other Assets, Less Liabilities — 1.68%			1,804,156

NET ASSETS — 100.00%			$107,477,182

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
SEK	— Swedish Krona

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	The cost of investments for federal income tax purposes was $103,868,895. Net unrealized appreciation was $1,804,131, of which $3,820,693 represented gross unrealized appreciation on securities and $2,016,562 represented gross unrealized depreciation on securities.

30

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR INTERNATIONAL TREASURY BOND ETF

July 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Foreign government obligations	$—	$105,191,878	$—	$105,191,878
Money market funds	481,148	—	—	481,148

Total	$481,148	$105,191,878	$—	$105,673,026

31

Schedule of Investments  (Unaudited)

iSHARES® AAA — A RATED CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.01%

AEROSPACE & DEFENSE — 1.29%
Boeing Co. (The)
4.88%, 02/15/20	$134	$150,362
General Dynamics Corp.
3.60%, 11/15/42 (Call 05/15/42)	34	36,691
3.88%, 07/15/21 (Call 04/15/21)	79	87,187
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	134	139,722
United Technologies Corp.
3.10%, 06/01/22	398	425,356
4.15%, 05/15/45 (Call 11/16/44)	24	27,210
4.50%, 06/01/42	325	384,305
5.70%, 04/15/40	18	24,204
6.13%, 02/01/19	7	7,836

		1,282,873
AGRICULTURE — 1.62%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	100	104,317
4.00%, 01/31/24	200	225,360
5.38%, 01/31/44	225	295,326
Archer-Daniels-Midland Co.
4.02%, 04/16/43	34	37,470
Philip Morris International Inc.
1.13%, 08/21/17	250	250,557
1.88%, 02/25/21 (Call 01/25/21)	100	101,571
2.50%, 08/22/22	106	109,431
3.60%, 11/15/23	63	69,538
3.88%, 08/21/42	189	201,744
4.13%, 03/04/43	45	50,013
4.25%, 11/10/44	100	113,600
4.38%, 11/15/41[a]	24	27,507
5.65%, 05/16/18	24	25,953

		1,612,387
AIRLINES — 0.26%
American Airlines 2015-1 Pass Through Trust Class A
3.38%, 11/01/28	85	88,137
Continental Airlines Inc. 2012-2 Pass Through Trust Class A
4.00%, 04/29/26	30	31,208
United Airlines 2014-2 Pass Through Trust Class A
3.75%, 03/03/28	130	137,419

		256,764
APPAREL — 0.28%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)[a]	107	110,213
3.88%, 11/01/45 (Call 05/01/45)	50	56,931
VF Corp.
3.50%, 09/01/21 (Call 06/01/21)	100	108,410

		275,554

Security	Principal (000s)	Value
AUTO MANUFACTURERS — 1.28%
American Honda Finance Corp.
1.65%, 07/12/21	$70	$70,395
2.13%, 10/10/18	112	114,326
2.25%, 08/15/19	89	91,486
Daimler Finance North America LLC
8.50%, 01/18/31	73	120,314
Toyota Motor Credit Corp.
1.40%, 05/20/19	250	251,102
1.90%, 04/08/21	150	152,286
2.00%, 10/24/18	67	68,232
2.10%, 01/17/19	34	34,732
2.15%, 03/12/20	112	114,825
2.63%, 01/10/23	167	173,699
3.30%, 01/12/22	79	85,074

		1,276,471
BANKS — 28.75%
American Express Credit Corp.
1.80%, 07/31/18 (Call 06/30/18)	100	100,843
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 06/13/19	39	39,752
2.70%, 11/16/20	242	250,636
Bank of America N.A.
1.65%, 03/26/18	234	235,478
Bank of Montreal
1.40%, 09/11/17	100	100,261
1.45%, 04/09/18 (Call 03/09/18)	67	67,252
1.80%, 07/31/18	112	113,140
Bank of New York Mellon Corp. (The)
1.35%, 03/06/18 (Call 02/06/18)	67	67,188
2.10%, 08/01/18 (Call 07/02/18)	100	101,622
2.10%, 01/15/19 (Call 12/15/18)	79	80,492
2.60%, 08/17/20 (Call 07/17/20)	50	51,909
2.80%, 05/04/26 (Call 02/04/26)	100	103,996
3.40%, 05/15/24 (Call 04/15/24)	57	61,701
3.55%, 09/23/21 (Call 08/23/21)	79	85,734
3.65%, 02/04/24 (Call 01/05/24)	24	26,323
Series G
2.15%, 02/24/20 (Call 01/24/20)	177	181,062
Bank of Nova Scotia (The)
1.45%, 04/25/18	122	122,349
1.95%, 01/15/19	100	101,349
2.05%, 06/05/19[a]	289	293,738
2.35%, 10/21/20	97	99,353
2.80%, 07/21/21	100	104,293
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	100	100,442
2.05%, 05/10/21 (Call 04/09/21)	100	101,701
2.25%, 02/01/19 (Call 01/02/19)	164	167,663
BNP Paribas SA
2.38%, 09/14/17	57	57,671
2.40%, 12/12/18	372	379,462
2.45%, 03/17/19	95	97,096
5.00%, 01/15/21	134	151,168
BPCE SA
2.50%, 07/15/19	242	248,338

32

Schedule of Investments  (Unaudited) (Continued)

iSHARES® AAA — A RATED CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
Branch Banking & Trust Co.
2.85%, 04/01/21 (Call 03/01/21)	$242	$254,644
Commonwealth Bank of Australia/New York NY
2.25%, 03/13/19	242	246,581
2.50%, 09/20/18	97	99,150
Cooperatieve Rabobank UA
3.75%, 07/21/26	250	251,468
3.88%, 02/08/22	112	122,119
3.95%, 11/09/22	242	253,899
4.38%, 08/04/25	242	255,194
5.25%, 05/24/41	67	85,821
Cooperatieve Rabobank UA/NY
2.50%, 01/19/21[a]	250	257,899
Credit Suisse AG/New York NY
3.00%, 10/29/21	242	247,533
4.38%, 08/05/20	484	524,567
Fifth Third Bank/Cincinnati OH
2.38%, 04/25/19 (Call 03/25/19)	194	198,346
Goldman Sachs Group Inc. (The)
2.00%, 04/25/19 (Call 03/25/19)	150	151,397
2.38%, 01/22/18	222	224,783
2.55%, 10/23/19	167	170,859
2.60%, 04/23/20 (Call 03/23/20)	300	306,175
2.63%, 04/25/21 (Call 03/25/21)	100	101,774
2.90%, 07/19/18	67	68,742
3.63%, 01/22/23	156	165,290
3.75%, 05/22/25 (Call 02/22/25)	12	12,694
3.75%, 02/25/26 (Call 11/25/25)	100	105,982
4.00%, 03/03/24	34	36,798
4.75%, 10/21/45 (Call 04/21/45)	150	170,234
5.25%, 07/27/21	45	51,061
5.38%, 03/15/20	112	125,012
5.75%, 01/24/22	250	290,937
6.13%, 02/15/33	156	198,249
6.15%, 04/01/18	200	214,963
6.25%, 02/01/41	145	191,842
7.50%, 02/15/19	184	209,867
HSBC Bank USA N.A./New York NY
4.88%, 08/24/20	242	262,794
HSBC Holdings PLC
4.00%, 03/30/22	40	42,387
4.30%, 03/08/26	200	214,313
4.88%, 01/14/22	24	26,500
5.10%, 04/05/21[a]	256	283,043
5.25%, 03/14/44	394	441,157
6.10%, 01/14/42	75	101,191
6.50%, 09/15/37	190	240,257
HSBC USA Inc.
1.70%, 03/05/18	339	339,198
2.25%, 06/23/19	97	97,926
2.63%, 09/24/18	150	152,554
JPMorgan Chase & Co.
1.63%, 05/15/18	174	174,804
1.80%, 01/25/18	57	57,449
2.00%, 08/15/17	234	236,018
2.25%, 01/23/20 (Call 12/23/19)[a]	134	136,150
2.35%, 01/28/19	311	317,754

Security	Principal (000s)	Value
2.55%, 10/29/20 (Call 09/29/20)	$200	$205,005
2.70%, 05/18/23 (Call 03/18/23)	150	151,940
2.75%, 06/23/20 (Call 05/23/20)	24	24,772
3.20%, 01/25/23	101	105,583
3.25%, 09/23/22	350	368,303
3.30%, 04/01/26 (Call 01/01/26)	100	103,953
3.90%, 07/15/25 (Call 04/15/25)	167	181,390
4.35%, 08/15/21	40	44,219
4.50%, 01/24/22	150	167,464
4.63%, 05/10/21	57	63,419
5.40%, 01/06/42	150	189,785
5.60%, 07/15/41	12	15,533
6.00%, 01/15/18	134	143,026
6.30%, 04/23/19	156	175,403
6.40%, 05/15/38[a]	95	131,909
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	242	254,941
KeyBank N.A./Cleveland OH
2.25%, 03/16/20	242	245,963
Lloyds Bank PLC
2.05%, 01/22/19	200	200,581
2.40%, 03/17/20	394	400,160
Manufacturers & Traders Trust Co.
2.10%, 02/06/20 (Call 01/06/20)	250	253,477
Mitsubishi UFJ Financial Group Inc.
3.85%, 03/01/26	150	164,490
Morgan Stanley
2.13%, 04/25/18	112	113,168
2.45%, 02/01/19[a]	100	101,953
2.50%, 01/24/19	234	238,876
2.50%, 04/21/21	300	303,994
2.80%, 06/16/20	307	315,864
3.75%, 02/25/23	239	254,909
3.88%, 01/27/26	100	107,016
4.00%, 07/23/25	150	161,495
4.30%, 01/27/45	112	120,892
5.50%, 01/26/20[a]	97	108,199
5.50%, 07/28/21	234	268,156
5.63%, 09/23/19	194	215,831
6.38%, 07/24/42	118	163,279
6.63%, 04/01/18	439	475,411
Series F
3.88%, 04/29/24	177	189,153
National Australia Bank Ltd./New York
2.50%, 07/12/26	250	249,363
2.63%, 01/14/21	250	258,122
Northern Trust Corp.
2.38%, 08/02/22	73	75,247
PNC Bank N.A.
1.60%, 06/01/18 (Call 05/02/18)[b]	242	243,580
2.15%, 04/29/21 (Call 03/30/21)[b]	250	254,670
4.20%, 11/01/25 (Call 10/02/25)[a,b]	242	275,329
PNC Funding Corp.
5.13%, 02/08/20[b]	117	130,926
Royal Bank of Canada
1.63%, 04/15/19	100	100,703
1.80%, 07/30/18	250	252,445

33

Schedule of Investments  (Unaudited) (Continued)

iSHARES® AAA — A RATED CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
2.15%, 03/15/19	$112	$114,331
2.50%, 01/19/21	200	206,581
4.65%, 01/27/26[a]	200	218,450
Santander UK PLC
2.00%, 08/24/18	27	27,102
2.38%, 03/16/20	57	57,482
2.50%, 03/14/19	100	101,424
4.00%, 03/13/24	67	72,819
State Street Corp.
1.95%, 05/19/21	100	101,326
3.10%, 05/15/23	117	121,660
3.30%, 12/16/24	100	107,505
3.70%, 11/20/23	50	55,179
Sumitomo Mitsui Banking Corp.
2.45%, 01/10/19	242	246,851
2.45%, 10/20/20	242	246,567
Sumitomo Mitsui Financial Group Inc.
2.93%, 03/09/21	200	208,346
3.78%, 03/09/26[a]	100	109,390
Svenska Handelsbanken AB
1.63%, 03/21/18	242	243,221
Toronto-Dominion Bank (The)
1.40%, 04/30/18	167	167,510
1.95%, 01/22/19	50	50,716
2.13%, 07/02/19	74	75,424
2.13%, 04/07/21	150	152,441
2.25%, 11/05/19	67	68,422
2.63%, 09/10/18	112	115,046
U.S. Bancorp.
2.20%, 04/25/19 (Call 03/25/19)	200	204,782
2.95%, 07/15/22 (Call 06/15/22)	201	209,475
3.00%, 03/15/22 (Call 02/15/22)	79	83,202
3.10%, 04/27/26 (Call 03/27/26)	100	103,905
3.70%, 01/30/24 (Call 12/29/23)	75	82,877
UBS AG/Stamford CT
1.80%, 03/26/18	242	243,328
2.35%, 03/26/20	250	256,524
Wells Fargo & Co.
1.40%, 09/08/17	57	57,148
1.50%, 01/16/18	112	112,626
2.15%, 01/15/19	300	306,075
3.00%, 01/22/21	145	151,740
3.00%, 04/22/26[a]	150	153,835
3.30%, 09/09/24	100	105,767
3.50%, 03/08/22	217	232,962
3.90%, 05/01/45	89	94,759
4.10%, 06/03/26[a]	112	121,145
4.13%, 08/15/23	24	25,972
4.30%, 07/22/27	512	561,834
4.48%, 01/16/24[a]	79	87,155
4.60%, 04/01/21	112	125,169
4.90%, 11/17/45	50	56,419
5.61%, 01/15/44	300	368,947
5.63%, 12/11/17	57	60,424
Series M
3.45%, 02/13/23	205	214,664
Series N
2.15%, 01/30/20	72	73,265

Security	Principal (000s)	Value
Westpac Banking Corp.
1.60%, 01/12/18	$50	$50,205
2.00%, 08/14/17	100	100,808
2.10%, 05/13/21	100	101,316
2.25%, 07/30/18	100	101,703
2.25%, 01/17/19[a]	79	80,543
2.30%, 05/26/20	57	58,299
2.85%, 05/13/26	100	102,328
4.88%, 11/19/19	95	104,769

		28,641,047
BEVERAGES — 5.33%
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19	350	355,502
2.15%, 02/01/19	200	204,371
2.65%, 02/01/21 (Call 01/01/21)	375	388,620
3.30%, 02/01/23 (Call 12/01/22)	225	236,199
3.65%, 02/01/26 (Call 11/01/25)	300	321,191
3.70%, 02/01/24	45	48,997
4.63%, 02/01/44	40	46,816
4.70%, 02/01/36 (Call 08/01/35)[a]	200	231,310
4.90%, 02/01/46 (Call 08/01/45)	475	580,761
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42[a]	177	182,383
8.20%, 01/15/39	57	92,500
Brown-Forman Corp.
4.50%, 07/15/45 (Call 01/15/45)[a]	34	39,828
Coca-Cola Co. (The)
0.88%, 10/27/17[a]	154	154,118
1.15%, 04/01/18	67	67,263
1.65%, 11/01/18	67	68,173
2.50%, 04/01/23	89	92,503
2.88%, 10/27/25	197	209,944
3.30%, 09/01/21	101	109,756
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	150	153,178
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	236	245,834
Diageo Investment Corp.
4.25%, 05/11/42	79	90,920
PepsiCo Inc.
2.15%, 10/14/20 (Call 09/14/20)	200	205,892
2.25%, 01/07/19 (Call 12/07/18)	156	160,594
2.75%, 03/05/22	225	237,170
2.75%, 03/01/23	145	152,785
2.75%, 04/30/25 (Call 01/30/25)	57	59,828
2.85%, 02/24/26 (Call 11/24/25)[a]	100	105,976
3.13%, 11/01/20	200	214,174
4.00%, 03/05/42	62	69,011
4.45%, 04/14/46 (Call 10/14/45)	75	89,830
4.60%, 07/17/45 (Call 01/17/45)	50	60,998
7.90%, 11/01/18	29	33,326

		5,309,751
BIOTECHNOLOGY — 0.96%
Gilead Sciences Inc.
2.35%, 02/01/20	222	227,789
2.55%, 09/01/20	112	116,499
3.50%, 02/01/25 (Call 11/01/24)	89	95,882

34

Schedule of Investments  (Unaudited) (Continued)

iSHARES® AAA — A RATED CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
3.65%, 03/01/26 (Call 12/01/25)[a]	$96	$104,647
4.50%, 02/01/45 (Call 08/01/44)	198	221,422
4.60%, 09/01/35 (Call 03/01/35)	167	188,528

		954,767
CHEMICALS — 0.67%
EI du Pont de Nemours & Co.
4.15%, 02/15/43	84	87,179
6.00%, 07/15/18	112	122,217
Lubrizol Corp.
8.88%, 02/01/19	34	40,214
Monsanto Co.
3.95%, 04/15/45 (Call 10/15/44)	12	11,561
4.20%, 07/15/34 (Call 01/15/34)	156	158,138
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	34	34,686
2.45%, 02/15/22 (Call 11/15/21)	25	25,841
3.55%, 11/07/42 (Call 05/07/42)	30	31,619
4.50%, 08/15/19	89	97,433
Sherwin-Williams Co. (The)
1.35%, 12/15/17	57	57,161

		666,049
COMMERCIAL SERVICES — 0.43%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	35	36,401
3.38%, 09/15/25 (Call 06/15/25)	17	18,546
Catholic Health Initiatives
2.95%, 11/01/22	145	147,644
Massachusetts Institute of Technology
5.60%, 07/01/11	50	72,309
MasterCard Inc.
2.00%, 04/01/19[a]	45	45,978
3.38%, 04/01/24	57	62,506
Princeton University
5.70%, 03/01/39	24	35,388
Series A
4.95%, 03/01/19	12	13,170

		431,942
COMPUTERS — 3.61%
Apple Inc.
1.00%, 05/03/18	222	222,376
1.55%, 02/07/20	217	219,373
2.00%, 05/06/20	33	33,832
2.10%, 05/06/19	160	164,390
2.25%, 02/23/21 (Call 01/23/21)	150	154,715
2.40%, 05/03/23	200	204,914
2.70%, 05/13/22	112	117,504
2.85%, 05/06/21	167	176,921
3.20%, 05/13/25	174	186,257
3.25%, 02/23/26 (Call 11/23/25)	150	160,726
3.45%, 05/06/24	112	121,864
3.45%, 02/09/45	132	125,116
3.85%, 05/04/43	112	113,891
4.38%, 05/13/45	113	124,112
4.45%, 05/06/44	57	62,910
4.65%, 02/23/46 (Call 08/23/45)	150	171,470

Security	Principal (000s)	Value
EMC Corp.
1.88%, 06/01/18	$112	$110,320
3.38%, 06/01/23 (Call 03/01/23)[a]	107	101,650
International Business Machines Corp.
1.63%, 05/15/20[a]	97	98,157
1.88%, 05/15/19	97	99,034
3.45%, 02/19/26[a]	100	109,368
3.63%, 02/12/24	150	164,441
4.00%, 06/20/42[a]	136	146,320
5.70%, 09/14/17	281	296,109
7.63%, 10/15/18	97	110,380

		3,596,150
COSMETICS & PERSONAL CARE — 0.46%
Colgate-Palmolive Co.
1.75%, 03/15/19	34	34,766
1.95%, 02/01/23	79	80,656
Procter & Gamble Co. (The)
2.30%, 02/06/22	95	98,847
2.70%, 02/02/26[a]	100	106,218
5.55%, 03/05/37	100	141,079

		461,566
DISTRIBUTION & WHOLESALE — 0.05%
WW Grainger Inc.
4.60%, 06/15/45 (Call 12/15/44)	45	54,414

		54,414
DIVERSIFIED FINANCIAL SERVICES — 4.21%
American Express Co.
2.65%, 12/02/22	32	32,692
4.05%, 12/03/42	76	79,933
7.00%, 03/19/18	189	205,505
American Express Credit Corp.
1.55%, 09/22/17	42	42,160
2.13%, 07/27/18[a]	134	136,051
2.13%, 03/18/19	112	113,917
2.25%, 08/15/19	45	45,959
2.25%, 05/05/21 (Call 04/04/21)	100	101,868
2.38%, 05/26/20 (Call 04/25/20)	50	51,250
Series F
2.60%, 09/14/20 (Call 08/14/20)	50	51,647
Ameriprise Financial Inc.
4.00%, 10/15/23	197	215,294
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)[a]	100	106,016
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	630	652,981
3.37%, 11/15/25	200	217,694
4.42%, 11/15/35	200	229,874
General Electric Co.
5.63%, 05/01/18	350	378,246
HSBC Finance Corp.
6.68%, 01/15/21	137	155,522
Intercontinental Exchange Inc.
2.50%, 10/15/18	57	58,466
3.75%, 12/01/25 (Call 09/01/25)	150	164,142

35

Schedule of Investments  (Unaudited) (Continued)

iSHARES® AAA — A RATED CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
Invesco Finance PLC
3.75%, 01/15/26	$97	$103,700
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/25 (Call 10/27/24)	50	51,829
10.38%, 11/01/18	67	80,283
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	45	46,784
5.60%, 12/01/19	57	63,176
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)	100	103,185
2.80%, 12/14/22 (Call 10/14/22)	250	264,291
3.15%, 12/14/25 (Call 09/14/25)	250	267,625
4.30%, 12/14/45 (Call 06/14/45)	150	176,872

		4,196,962
ELECTRIC — 4.18%
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (Call 08/15/23)	125	137,493
4.50%, 02/01/45 (Call 08/01/44)	75	86,711
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	45	47,015
Commonwealth Edison Co.
3.65%, 06/15/46 (Call 12/15/45)	75	78,906
5.80%, 03/15/18	134	144,069
Consolidated Edison Co. of New York Inc.
3.85%, 06/15/46 (Call 12/15/45)[a]	50	53,777
3.95%, 03/01/43 (Call 09/01/42)	62	66,976
4.45%, 03/15/44 (Call 09/15/43)	45	52,366
Series 08-B
6.75%, 04/01/38	79	114,550
Consumers Energy Co.
6.70%, 09/15/19	30	34,731
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)	57	61,734
Duke Energy Carolinas LLC
3.75%, 06/01/45 (Call 12/01/44)	28	30,203
3.88%, 03/15/46 (Call 09/15/45)	50	55,160
4.00%, 09/30/42 (Call 03/30/42)	150	166,163
5.30%, 02/15/40	18	23,512
Duke Energy Florida LLC
6.40%, 06/15/38	145	209,190
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	40	41,882
3.00%, 09/15/21 (Call 06/15/21)	100	106,386
4.15%, 12/01/44 (Call 06/01/44)	75	85,079
4.20%, 08/15/45 (Call 02/15/45)	45	51,639
5.30%, 01/15/19	12	13,163
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	24	25,052
3.13%, 12/01/25 (Call 06/01/25)	200	214,624
4.05%, 06/01/42 (Call 12/01/41)	145	165,207

Security	Principal (000s)	Value
Georgia Power Co.
4.30%, 03/15/42	$134	$148,907
Series 10-C
4.75%, 09/01/40	24	28,039
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	12	12,749
5.13%, 11/01/40 (Call 05/01/40)	34	42,928
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)	151	162,439
4.30%, 03/15/45 (Call 09/15/44)	75	86,278
5.80%, 03/01/37	29	38,628
6.05%, 03/01/34	256	346,896
PacifiCorp
6.00%, 01/15/39	190	262,013
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	29	30,655
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)[a]	24	24,536
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	150	153,216
4.50%, 08/15/40	34	40,487
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)[a]	67	74,422
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	79	86,798
4.65%, 10/01/43 (Call 04/01/43)	112	137,780
5.50%, 03/15/40	59	78,552
Series 08-A
5.95%, 02/01/38	12	16,529
Virginia Electric & Power Co.
5.40%, 04/30/18	106	113,458
8.88%, 11/15/38	106	181,984
Westar Energy Inc.
4.13%, 03/01/42 (Call 09/01/41)	24	26,750

		4,159,632
ELECTRICAL COMPONENTS & EQUIPMENT — 0.12%
Emerson Electric Co.
2.63%, 12/01/21 (Call 11/01/21)	57	59,400
2.63%, 02/15/23 (Call 11/15/22)	57	58,997

		118,397
ELECTRONICS — 0.22%
Honeywell International Inc.
4.25%, 03/01/21	67	74,969
5.30%, 03/01/18	24	25,624
5.38%, 03/01/41	84	114,244

		214,837
ENGINEERING & CONSTRUCTION — 0.13%
ABB Finance USA Inc.
2.88%, 05/08/22	47	49,018
4.38%, 05/08/42	67	78,926

		127,944

36

Schedule of Investments  (Unaudited) (Continued)

iSHARES® AAA — A RATED CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
FOOD — 0.25%
Unilever Capital Corp.
2.10%, 07/30/20	$97	$99,702
2.20%, 03/06/19[a]	97	99,827
5.90%, 11/15/32	34	48,321

		247,850
GAS — 0.08%
Atmos Energy Corp.
4.13%, 10/15/44 (Call 04/15/44)[a]	45	49,208
ONE Gas Inc.
4.66%, 02/01/44 (Call 08/01/43)	25	29,118

		78,326
HAND & MACHINE TOOLS — 0.05%
Stanley Black & Decker Inc.
2.90%, 11/01/22	45	47,067

		47,067
HEALTH CARE — PRODUCTS — 1.67%
Abbott Laboratories
2.00%, 03/15/20[a]	69	70,013
2.55%, 03/15/22	200	205,484
2.95%, 03/15/25 (Call 12/15/24)	50	51,465
Covidien International Finance SA
6.00%, 10/15/17	112	118,675
Medtronic Inc.
1.38%, 04/01/18	12	12,052
3.15%, 03/15/22	150	160,107
3.50%, 03/15/25	431	471,621
4.38%, 03/15/35	269	312,284
4.63%, 03/15/44 (Call 09/15/43)	95	114,760
4.63%, 03/15/45	45	54,854
St. Jude Medical Inc.
3.25%, 04/15/23 (Call 01/15/23)	57	59,157
4.75%, 04/15/43 (Call 10/15/42)	34	37,883

		1,668,355

HEALTH CARE — SERVICES — 2.22%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	50	50,022
2.40%, 06/15/21 (Call 05/15/21)	150	152,511
2.75%, 11/15/22 (Call 08/15/22)	67	68,193
3.20%, 06/15/26 (Call 03/15/26)	250	256,066
4.38%, 06/15/46 (Call 12/15/45)	150	155,971
4.50%, 05/15/42 (Call 11/15/41)	97	107,643
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	34	39,023
Howard Hughes Medical Institute
3.50%, 09/01/23	57	62,782
Kaiser Foundation Hospitals
4.88%, 04/01/42	25	30,842
UnitedHealth Group Inc.
1.40%, 10/15/17	89	89,412
2.13%, 03/15/21	100	101,965
2.70%, 07/15/20	112	117,446
2.88%, 03/15/22 (Call 12/15/21)	101	105,842

Security	Principal (000s)	Value
2.88%, 03/15/23	$79	$82,970
3.75%, 07/15/25	333	371,047
4.63%, 07/15/35	7	8,333
4.75%, 07/15/45	149	185,260
6.00%, 02/15/18	12	12,892
6.88%, 02/15/38	145	217,468

		2,215,688

HOLDING COMPANIES — DIVERSIFIED — 0.02%
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/10/25)	24	24,524

		24,524

HOUSEHOLD PRODUCTS & WARES — 0.04%
Kimberly-Clark Corp.
6.63%, 08/01/37	29	43,587

		43,587

INSURANCE — 2.86%
AEGON Funding Co. LLC
5.75%, 12/15/20	30	34,685
Aflac Inc.
3.63%, 11/15/24	57	61,644
Allstate Corp. (The)
3.15%, 06/15/23[a]	57	60,215
4.50%, 06/15/43	34	40,424
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	24	26,657
Berkshire Hathaway Finance Corp.
1.70%, 03/15/19	350	355,328
3.00%, 05/15/22	81	86,314
4.30%, 05/15/43[a]	73	83,938
4.40%, 05/15/42	45	52,182
5.75%, 01/15/40	12	16,274
Berkshire Hathaway Inc.
1.55%, 02/09/18	24	24,205
2.20%, 03/15/21 (Call 02/15/21)	100	103,545
3.00%, 02/11/23	45	47,574
3.13%, 03/15/26 (Call 12/15/25)	100	106,234
Chubb Corp. (The)
5.75%, 05/15/18	67	72,276
6.00%, 05/11/37	24	33,202
Chubb INA Holdings Inc.
2.88%, 11/03/22 (Call 09/03/22)	250	263,198
3.15%, 03/15/25	57	60,407
3.35%, 05/15/24	45	48,321
4.35%, 11/03/45 (Call 05/03/45)[a]	50	59,086
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	57	57,328
4.13%, 05/15/43 (Call 11/15/42)[a]	24	24,925
Manulife Financial Corp.
4.15%, 03/04/26	75	81,301
5.38%, 03/04/46	25	30,389
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	57	58,002
3.75%, 03/14/26 (Call 12/14/25)[a]	50	53,554

37

Schedule of Investments  (Unaudited) (Continued)

iSHARES® AAA — A RATED CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
MetLife Inc.
1.76%, 12/15/17	$84	$84,565
3.00%, 03/01/25[a]	67	68,226
4.05%, 03/01/45	123	122,805
4.13%, 08/13/42	136	137,427
4.88%, 11/13/43	50	55,978
7.72%, 02/15/19	89	102,831
Series D
4.37%, 09/15/23	100	110,978
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	100	107,633
5.35%, 11/01/40	50	65,921
Travelers Property Casualty Corp.
6.38%, 03/15/33	34	46,713

		2,844,285

INTERNET — 0.67%
Alibaba Group Holding Ltd.
3.60%, 11/28/24 (Call 08/28/24)	194	202,447
Alphabet Inc.
3.38%, 02/25/24	107	117,606
3.63%, 05/19/21	129	143,030
Baidu Inc.
3.50%, 11/28/22[a]	194	203,376

		666,459
MACHINERY — 1.35%
Caterpillar Financial Services Corp.
1.50%, 02/23/18[a]	50	50,377
2.10%, 06/09/19	167	171,162
2.25%, 12/01/19	45	46,316
2.85%, 06/01/22	45	47,017
Caterpillar Inc.
3.80%, 08/15/42	98	103,750
3.90%, 05/27/21	89	98,544
5.20%, 05/27/41	45	56,755
7.90%, 12/15/18[a]	57	65,596
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)	67	72,937
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	101	104,898
3.90%, 06/09/42 (Call 12/09/41)	89	98,786
John Deere Capital Corp.
1.20%, 10/10/17	167	167,468
1.35%, 01/16/18	66	66,322
2.05%, 03/10/20	34	34,737
2.25%, 04/17/19	161	165,237

		1,349,902

MANUFACTURING — 2.09%
3M Co.
2.00%, 06/26/22	150	154,812
3.00%, 08/07/25[a]	182	198,060

Security	Principal (000s)	Value
Danaher Corp.
3.90%, 06/23/21 (Call 08/15/16)	$79	$88,559
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	150	154,763
2.70%, 10/09/22	150	158,040
3.10%, 01/09/23	125	133,979
4.50%, 03/11/44	97	115,246
5.88%, 01/14/38	550	757,219
Illinois Tool Works Inc.
3.50%, 03/01/24 (Call 12/01/23)	57	62,646
3.90%, 09/01/42 (Call 03/01/42)	50	56,182
6.25%, 04/01/19	24	26,982
Parker-Hannifin Corp.
3.30%, 11/21/24 (Call 08/21/24)	112	121,144
Tyco International Finance SA
5.13%, 09/14/45 (Call 03/14/45)	45	53,500

		2,081,132

MEDIA — 2.95%
Comcast Corp.
2.75%, 03/01/23 (Call 02/01/23)	150	157,132
2.85%, 01/15/23	101	106,369
3.13%, 07/15/22	150	161,341
3.15%, 03/01/26 (Call 12/01/25)	50	53,296
3.38%, 08/15/25 (Call 05/15/25)	66	71,459
3.40%, 07/15/46 (Call 01/15/46)	150	149,461
3.60%, 03/01/24	45	49,812
4.25%, 01/15/33	300	335,586
4.40%, 08/15/35 (Call 02/15/35)	100	114,873
4.50%, 01/15/43	225	260,234
4.60%, 08/15/45 (Call 02/15/45)	112	132,334
4.75%, 03/01/44[a]	57	68,522
5.70%, 05/15/18	57	61,703
6.45%, 03/15/37	24	33,551
6.55%, 07/01/39	15	21,509
6.95%, 08/15/37	101	148,897
NBCUniversal Media LLC
2.88%, 01/15/23	57	59,939
4.38%, 04/01/21	129	145,149
5.15%, 04/30/20	211	240,104
Walt Disney Co. (The)
1.10%, 12/01/17	112	112,426
2.30%, 02/12/21	100	104,156
2.35%, 12/01/22[a]	139	144,561
3.00%, 02/13/26[a]	100	107,657
Series E
4.13%, 12/01/41	89	101,715

		2,941,786

38

Schedule of Investments  (Unaudited) (Continued)

iSHARES® AAA — A RATED CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
METAL FABRICATE & HARDWARE — 0.13%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	$67	$69,308
3.25%, 06/15/25 (Call 03/15/25)	57	61,915

		131,223
MINING — 1.15%
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22[a]	15	15,622
3.25%, 11/21/21	124	131,884
3.85%, 09/30/23[a]	174	192,576
5.00%, 09/30/43	150	179,201
6.50%, 04/01/19	79	89,265
Rio Tinto Finance USA Ltd.
4.13%, 05/20/21	150	165,384
5.20%, 11/02/40	25	29,033
7.13%, 07/15/28	57	75,339
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)	128	132,253
4.13%, 08/21/42 (Call 02/21/42)[a]	126	131,617

		1,142,174
OIL & GAS — 6.89%
BP Capital Markets PLC
1.38%, 11/06/17	67	67,178
1.38%, 05/10/18	150	150,163
2.24%, 09/26/18	67	68,244
2.24%, 05/10/19	45	45,886
2.50%, 11/06/22	100	100,977
2.52%, 01/15/20	200	205,955
2.75%, 05/10/23	200	202,358
3.51%, 03/17/25	125	131,631
4.50%, 10/01/20	67	74,140
4.74%, 03/11/21	12	13,481
Chevron Corp.
1.35%, 11/15/17	45	45,278
1.37%, 03/02/18	100	100,239
1.79%, 11/16/18	200	202,148
1.96%, 03/03/20 (Call 02/03/20)	145	147,119
2.10%, 05/16/21 (Call 04/15/21)	100	101,887
2.36%, 12/05/22 (Call 09/05/22)	100	101,560
2.95%, 05/16/26 (Call 02/16/26)	75	77,493
3.19%, 06/24/23 (Call 03/24/23)	75	79,530
3.33%, 11/17/25 (Call 08/17/25)	150	160,488
4.95%, 03/03/19	150	163,054
Conoco Funding Co.
7.25%, 10/15/31	89	112,233
ConocoPhillips
5.75%, 02/01/19	150	164,192
6.00%, 01/15/20	34	38,420
6.50%, 02/01/39	175	217,354
ConocoPhillips Co.
2.20%, 05/15/20 (Call 04/15/20)	17	17,072
3.35%, 11/15/24 (Call 08/15/24)	200	201,276

Security	Principal (000s)	Value
4.20%, 03/15/21 (Call 02/15/21)	$150	$159,673
4.30%, 11/15/44 (Call 05/15/44)[a]	45	44,930
4.95%, 03/15/26 (Call 12/15/25)	100	111,171
Exxon Mobil Corp.
1.31%, 03/06/18	100	100,542
1.44%, 03/01/18	300	302,241
1.71%, 03/01/19	100	101,520
2.22%, 03/01/21 (Call 02/01/21)	150	154,820
2.71%, 03/06/25 (Call 12/06/24)	187	194,818
3.18%, 03/15/24 (Call 12/15/23)	101	107,611
4.11%, 03/01/46 (Call 09/01/45)[a]	125	140,921
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	120	120,324
2.70%, 02/15/23 (Call 11/15/22)	63	63,880
3.40%, 04/15/26 (Call 01/15/26)[a]	25	26,113
4.40%, 04/15/46 (Call 10/15/45)	50	54,895
4.63%, 06/15/45 (Call 12/15/44)	45	50,242
Shell International Finance BV
1.13%, 08/21/17	150	150,334
1.25%, 11/10/17	200	200,726
1.38%, 05/10/19	100	99,907
1.88%, 05/10/21	100	100,426
1.90%, 08/10/18	24	24,281
2.13%, 05/11/20	50	50,808
2.38%, 08/21/22[a]	50	50,831
3.25%, 05/11/25[a]	139	146,505
4.00%, 05/10/46[a]	375	383,606
4.13%, 05/11/35[a]	117	126,338
4.55%, 08/12/43	112	122,722
6.38%, 12/15/38[a]	150	201,276
Total Capital Canada Ltd.
2.75%, 07/15/23	101	103,519
Total Capital International SA
2.13%, 01/10/19	24	24,440
2.70%, 01/25/23	75	76,756
3.75%, 04/10/24[a]	100	108,994
Total Capital SA
4.45%, 06/24/20	150	165,900

		6,860,426
OIL & GAS SERVICES — 0.79%
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)[a]	73	75,994
3.50%, 08/01/23 (Call 05/01/23)	24	24,716
3.80%, 11/15/25 (Call 08/15/25)	367	378,078
4.50%, 11/15/41 (Call 05/15/41)	79	78,537
4.75%, 08/01/43 (Call 02/01/43)	45	46,453
5.00%, 11/15/45 (Call 05/15/45)	75	79,889
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	95	102,314

		785,981

39

Schedule of Investments  (Unaudited) (Continued)

iSHARES® AAA — A RATED CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
PHARMACEUTICALS — 5.19%
Abbott Laboratories
5.30%, 05/27/40	$50	$60,889
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)[a]	100	105,541
AstraZeneca PLC
1.95%, 09/18/19	306	310,577
2.38%, 11/16/20	100	102,442
3.38%, 11/16/25	100	107,135
4.00%, 09/18/42	50	53,462
4.38%, 11/16/45	147	166,954
Bristol-Myers Squibb Co.
0.88%, 08/01/17	57	57,035
4.50%, 03/01/44 (Call 09/01/43)	49	61,102
Eli Lilly & Co.
3.70%, 03/01/45 (Call 09/01/44)	57	61,818
5.55%, 03/15/37	18	23,737
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	50	52,602
5.65%, 05/15/18	29	31,297
6.38%, 05/15/38	124	181,937
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	145	153,051
Johnson & Johnson
1.13%, 03/01/19	100	100,294
1.65%, 12/05/18	57	57,973
2.05%, 03/01/23 (Call 01/01/23)	150	154,035
2.45%, 03/01/26 (Call 12/01/25)	100	103,996
3.70%, 03/01/46 (Call 09/01/45)	150	173,167
5.55%, 08/15/17	89	93,401
5.95%, 08/15/37	117	175,554
Merck & Co. Inc.
1.10%, 01/31/18	222	222,783
1.30%, 05/18/18	24	24,165
2.40%, 09/15/22 (Call 06/15/22)	45	46,419
2.80%, 05/18/23	67	70,568
3.70%, 02/10/45 (Call 08/10/44)	264	283,753
4.15%, 05/18/43	101	115,812
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	79	87,548
Novartis Capital Corp.
2.40%, 09/21/22	139	144,391
3.00%, 11/20/25 (Call 08/20/25)	75	80,481
3.40%, 05/06/24	89	97,521
3.70%, 09/21/42	73	79,849
4.00%, 11/20/45 (Call 05/20/45)	50	57,599
4.40%, 05/06/44	110	133,947

Security	Principal (000s)	Value
Novartis Securities Investment Ltd.
5.13%, 02/10/19	$161	$176,842
Pfizer Inc.
2.10%, 05/15/19	125	127,870
3.00%, 06/15/23	67	71,463
4.40%, 05/15/44	100	116,116
6.20%, 03/15/19	233	262,083
7.20%, 03/15/39	247	380,757
Sanofi
4.00%, 03/29/21	122	134,341
Wyeth LLC
5.95%, 04/01/37	50	67,117

		5,169,424
PIPELINES — 0.75%
TransCanada PipeLines Ltd.
2.50%, 08/01/22	57	57,059
3.80%, 10/01/20	117	124,984
4.63%, 03/01/34 (Call 12/01/33)	184	196,155
4.88%, 01/15/26 (Call 10/15/25)	125	142,021
6.10%, 06/01/40	112	143,064
6.50%, 08/15/18	24	26,242
7.63%, 01/15/39	40	58,215

		747,740
REAL ESTATE INVESTMENT TRUSTS — 0.69%
ERP Operating LP
4.63%, 12/15/21 (Call 09/15/21)	112	126,531
Simon Property Group LP
2.20%, 02/01/19 (Call 11/01/18)	45	45,987
2.50%, 07/15/21 (Call 04/15/21)[a]	100	103,553
3.30%, 01/15/26 (Call 10/15/25)[a]	100	106,891
3.38%, 03/15/22 (Call 12/15/21)[a]	100	107,070
3.50%, 09/01/25 (Call 06/01/25)	153	166,211
5.65%, 02/01/20 (Call 11/01/19)	24	27,123

		683,366

40

Schedule of Investments  (Unaudited) (Continued)

iSHARES® AAA — A RATED CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
RETAIL — 3.94%
Costco Wholesale Corp.
1.70%, 12/15/19	$112	$114,221
1.75%, 02/15/20	57	58,021
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)[a]	57	58,565
2.25%, 09/10/18 (Call 08/10/18)	34	34,890
2.63%, 06/01/22 (Call 05/01/22)	250	262,879
2.70%, 04/01/23 (Call 01/01/23)	50	52,625
3.00%, 04/01/26 (Call 01/01/26)[a]	50	53,697
3.75%, 02/15/24 (Call 11/15/23)	239	268,291
4.20%, 04/01/43 (Call 10/01/42)	79	91,253
4.25%, 04/01/46 (Call 10/01/45)	45	52,879
4.88%, 02/15/44 (Call 08/15/43)	12	15,091
5.88%, 12/16/36	228	315,859
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	150	153,964
3.12%, 04/15/22 (Call 01/15/22)[a]	57	60,951
3.70%, 04/15/46 (Call 10/15/45)	50	53,153
3.80%, 11/15/21 (Call 08/15/21)	18	19,881
4.65%, 04/15/42 (Call 10/15/41)	101	121,306
5.00%, 09/15/43 (Call 03/15/43)	24	30,108
6.65%, 09/15/37	51	73,016
Starbucks Corp.
3.85%, 10/01/23 (Call 07/01/23)[a]	45	50,634
Target Corp.
2.50%, 04/15/26	150	155,522
2.90%, 01/15/22	70	74,316
3.63%, 04/15/46	100	105,354
4.00%, 07/01/42	80	88,675
Wal-Mart Stores Inc.
2.55%, 04/11/23 (Call 01/11/23)	189	197,483
3.25%, 10/25/20	75	81,226
3.30%, 04/22/24 (Call 01/22/24)[a]	139	152,511
4.30%, 04/22/44 (Call 10/22/43)[a]	40	48,125
4.75%, 10/02/43 (Call 04/02/43)	87	110,169
5.63%, 04/15/41	311	431,233
5.80%, 02/15/18	156	167,774
6.20%, 04/15/38	50	72,548
6.50%, 08/15/37	200	297,736

		3,923,956
SEMICONDUCTORS — 2.10%
Applied Materials Inc.
4.30%, 06/15/21	157	174,598
5.85%, 06/15/41	34	42,670
Intel Corp.
1.35%, 12/15/17	100	100,732
2.60%, 05/19/26 (Call 02/19/26)[a]	50	51,154
3.30%, 10/01/21	389	422,646
3.70%, 07/29/25 (Call 04/29/25)	180	200,934
4.00%, 12/15/32	75	82,103
4.10%, 05/19/46 (Call 11/19/45)	50	53,657
4.25%, 12/15/42	40	43,689
4.90%, 07/29/45 (Call 01/29/45)	95	113,852

Security	Principal (000s)	Value
QUALCOMM Inc.
1.40%, 05/18/18	$46	$46,358
2.25%, 05/20/20	29	29,876
3.00%, 05/20/22	198	208,669
3.45%, 05/20/25 (Call 02/20/25)[a]	167	179,694
4.80%, 05/20/45 (Call 11/20/44)	113	124,372
Texas Instruments Inc.
1.65%, 08/03/19	145	146,666
Xilinx Inc.
2.13%, 03/15/19	67	67,970

		2,089,640
SOFTWARE — 4.19%
Microsoft Corp.
0.88%, 11/15/17	112	112,262
1.63%, 12/06/18	24	24,351
1.85%, 02/12/20 (Call 01/12/20)	57	58,187
2.00%, 11/03/20 (Call 10/03/20)	150	153,935
2.38%, 02/12/22 (Call 01/12/22)	300	309,525
2.65%, 11/03/22 (Call 09/03/22)	100	104,403
3.00%, 10/01/20	189	201,345
3.50%, 02/12/35 (Call 08/12/34)	400	416,942
3.63%, 12/15/23 (Call 09/15/23)	24	26,511
3.75%, 02/12/45 (Call 08/12/44)	50	51,682
4.00%, 02/12/55 (Call 08/12/54)	25	25,698
4.20%, 11/03/35 (Call 05/03/35)	97	110,019
4.45%, 11/03/45 (Call 05/03/45)	100	115,158
4.75%, 11/03/55 (Call 05/03/55)	25	29,176
4.88%, 12/15/43 (Call 06/15/43)	45	54,656
5.30%, 02/08/41[a]	62	79,436
Oracle Corp.
1.20%, 10/15/17	122	122,566
2.25%, 10/08/19	222	229,269
2.38%, 01/15/19	184	189,535
2.50%, 05/15/22 (Call 03/15/22)	150	154,363
2.65%, 07/15/26 (Call 04/15/26)	300	302,076
3.25%, 05/15/30 (Call 02/15/30)	150	156,201
3.40%, 07/08/24 (Call 04/08/24)	50	53,531
3.63%, 07/15/23	112	121,645
3.85%, 07/15/36 (Call 01/15/36)	200	205,271
3.90%, 05/15/35 (Call 11/15/34)	89	91,835
4.00%, 07/15/46 (Call 01/15/46)	100	102,818
4.13%, 05/15/45 (Call 11/15/44)	50	51,834
4.30%, 07/08/34 (Call 01/08/34)	167	180,027
4.38%, 05/15/55 (Call 11/15/54)	12	12,470
5.00%, 07/08/19	62	68,664
5.38%, 07/15/40	195	237,122
5.75%, 04/15/18	24	25,905

		4,178,418
TELECOMMUNICATIONS — 1.40%
America Movil SAB de CV
4.38%, 07/16/42[a]	194	207,006
5.00%, 03/30/20	100	111,478
5.63%, 11/15/17	24	25,289
Cisco Systems Inc.
1.40%, 02/28/18	150	151,164
2.13%, 03/01/19	45	46,219
2.20%, 02/28/21	50	51,561

41

Schedule of Investments  (Unaudited) (Continued)

iSHARES® AAA — A RATED CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
2.60%, 02/28/23	$50	$52,669
3.63%, 03/04/24	89	99,611
4.45%, 01/15/20	167	184,652
4.95%, 02/15/19	217	237,922
5.50%, 01/15/40	173	231,419

		1,398,990
TRANSPORTATION — 1.57%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	100	106,208
3.75%, 04/01/24 (Call 01/01/24)	100	111,576
3.85%, 09/01/23 (Call 06/01/23)	250	279,252
3.90%, 08/01/46 (Call 02/01/46)[a]	50	54,930
4.55%, 09/01/44 (Call 03/01/44)	50	59,843
5.15%, 09/01/43 (Call 03/01/43)	250	320,011
Canadian National Railway Co.
5.55%, 03/01/19	57	63,197
Union Pacific Corp.
4.05%, 03/01/46 (Call 09/01/45)	100	113,562
4.16%, 07/15/22 (Call 04/15/22)	63	71,107
4.82%, 02/01/44 (Call 08/01/43)	67	82,927
United Parcel Service Inc.
2.45%, 10/01/22	47	48,967
3.13%, 01/15/21	12	12,853
4.88%, 11/15/40 (Call 05/15/40)	79	102,013
5.13%, 04/01/19	112	123,410
6.20%, 01/15/38	7	10,270

		1,560,126
WATER — 0.12%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	112	122,103

		122,103

TOTAL CORPORATE BONDS & NOTES
(Cost: $93,460,512)		96,640,035

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 10.45%

MONEY MARKET FUNDS — 10.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[c,d,e]	6,804	$6,804,228
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[c,d,e]	1,466	1,465,737
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	2,145	2,145,070

		10,415,035

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,415,035)		10,415,035

TOTAL INVESTMENTS IN SECURITIES — 107.46%
(Cost: $103,875,547)[f]		107,055,070
Other Assets, Less Liabilities — (7.46)%		(7,436,157)

NET ASSETS — 100.00%		$99,618,913

[a]	All or a portion of this security represents a security on loan.
[b]	Affiliated issuer. See Schedule 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $103,875,693. Net unrealized appreciation was $3,179,377, of which $3,305,066 represented gross unrealized appreciation on securities and $125,689 represented gross unrealized depreciation on securities.

42

Schedule of Investments  (Unaudited) (Continued)

iSHARES® AAA — A RATED CORPORATE BOND ETF

July 31, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended July 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
PNC Bank N.A.
1.13%, 01/27/17	$250	$—	$(250)	$—	$—	$618	$(466)
1.60%, 06/01/18	250	—	(8)	$242	243,580	3,037	(40)
2.15%, 04/29/21	—	250	—	250	254,670	1,102	—
4.20%, 11/01/25	250	—	(8)	242	275,329	6,963	133
PNC Funding Corp.
5.13%, 02/08/20	121	—	(4)	117	130,926	2,015	(106)

					$904,505	$13,735	$(479)

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$96,640,035	$—	$96,640,035
Money market funds	10,415,035	—	—	10,415,035

Total	$10,415,035	$96,640,035	$—	$107,055,070

43

Schedule of Investments  (Unaudited)

iSHARES® B — CA RATED CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 95.13%

ADVERTISING — 0.32%
inVentiv Health Inc.
9.00%, 01/15/18 (Call 08/29/16)[a]	$25	$25,750
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 02/15/17)	10	10,325

		36,075
AEROSPACE & DEFENSE — 1.26%
KLX Inc.
5.88%, 12/01/22 (Call 12/01/17)[a]	25	25,313
TransDigm Inc.
5.50%, 10/15/20 (Call 08/29/16)	35	35,875
6.00%, 07/15/22 (Call 07/15/17)	30	30,961
6.38%, 06/15/26 (Call 06/15/21)[a]	25	25,687
6.50%, 07/15/24 (Call 07/15/19)	25	25,967

		143,803
AGRICULTURE — 0.12%
Alliance One International Inc.
9.88%, 07/15/21 (Call 07/15/17)	15	13,200

		13,200
AUTO MANUFACTURERS — 0.16%
Navistar International Corp.
8.25%, 11/01/21 (Call 08/29/16)	25	18,500

		18,500
AUTO PARTS & EQUIPMENT — 0.22%
MPG Holdco I Inc.
7.38%, 10/15/22 (Call 10/15/17)	25	25,625

		25,625
BANKS — 0.83%
Royal Bank of Scotland Group PLC VRN, (3 mo. LIBOR US + 2.320%)
7.64%, 12/31/49 (Call 09/30/17)	100	95,500

		95,500
BEVERAGES — 0.22%
Cott Beverages Inc.
5.38%, 07/01/22 (Call 07/01/17)	25	25,625

		25,625
BIOTECHNOLOGY — 0.18%
Concordia International Corp.
7.00%, 04/15/23 (Call 04/15/18)[a]	25	20,625

		20,625
BUILDING MATERIALS — 0.88%
Associated Materials LLC/AMH New Finance Inc.
9.13%, 11/01/17 (Call 08/29/16)	15	14,025
Builders FirstSource Inc.
7.63%, 06/01/21 (Call 08/29/16)[a]	13	13,780
Griffon Corp.
5.25%, 03/01/22 (Call 03/01/17)	15	15,019

Security	Principal (000s)	Value
Nortek Inc.
8.50%, 04/15/21 (Call 08/29/16)	$25	$26,250
Ply Gem Industries Inc.
6.50%, 02/01/22 (Call 02/01/17)	15	15,247
USG Corp.
9.50%, 01/15/18	15	16,425

		100,746
CHEMICALS — 2.26%
Chemours Co. (The)
6.63%, 05/15/23 (Call 05/15/18)[b]	25	21,563
7.00%, 05/15/25 (Call 05/15/20)	40	34,000
Hexion Inc.
6.63%, 04/15/20 (Call 08/29/16)	50	42,250
8.88%, 02/01/18 (Call 08/29/16)	25	22,312
Hexion Inc./Hexion Nova Scotia Finance ULC
9.00%, 11/15/20 (Call 08/29/16)	10	6,925
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)	25	25,375
Momentive Performance Materials Inc.
3.88%, 10/24/21 (Call 08/29/16)	25	19,565
MPM Escrow LLC
8.88%, 10/15/20	50	—
Platform Specialty Products Corp.
6.50%, 02/01/22 (Call 02/01/18)[a]	25	21,687
10.38%, 05/01/21 (Call 05/01/18)[a]	25	25,125
TPC Group Inc.
8.75%, 12/15/20 (Call 12/15/16)[a]	15	11,925
Tronox Finance LLC
6.38%, 08/15/20 (Call 08/29/16)	25	20,250
7.50%, 03/15/22 (Call 03/15/18)[a]	10	7,938

		258,915
COAL — 0.44%
CONSOL Energy Inc.
5.88%, 04/15/22 (Call 04/15/17)	40	36,500
8.00%, 04/01/23 (Call 04/01/18)	15	14,400

		50,900
COMMERCIAL SERVICES — 5.36%
Acosta Inc.
7.75%, 10/01/22 (Call 10/01/17)[a]	25	22,875
Ahern Rentals Inc.
7.38%, 05/15/23 (Call 05/15/18)[a]	15	10,575
APX Group Inc.
6.38%, 12/01/19 (Call 08/29/16)	25	25,625
7.88%, 12/01/22 (Call 12/01/18)[a]	25	26,312
8.75%, 12/01/20 (Call 08/29/16)	15	14,250
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.50%, 04/01/23 (Call 04/01/18)	25	24,813
Brand Energy & Infrastructure Services Inc.
8.50%, 12/01/21 (Call 12/01/16)[a]	15	14,925

44

Schedule of Investments  (Unaudited) (Continued)

iSHARES® B — CA RATED CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
Cenveo Corp.
6.00%, 08/01/19 (Call 02/01/19)[a]	$15	$13,050
Envision Healthcare Corp.
5.13%, 07/01/22 (Call 07/01/17)[a]	15	15,263
H&E Equipment Services Inc.
7.00%, 09/01/22 (Call 09/01/17)	10	10,425
Harland Clarke Holdings Corp.
9.25%, 03/01/21 (Call 03/01/17)[a]	25	21,156
Herc Rentals Inc.
7.75%, 06/01/24 (Call 06/01/19)[a]	25	25,250
Hertz Corp. (The)
5.88%, 10/15/20 (Call 08/29/16)	25	25,813
6.75%, 04/15/19 (Call 08/29/16)	50	50,875
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)	35	35,952
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.38%, 08/01/23 (Call 08/01/18)[a]	25	26,520
Laureate Education Inc.
9.25%, 09/01/19 (Call 08/29/16)[a]	35	31,412
Monitronics International Inc.
9.13%, 04/01/20 (Call 08/29/16)	10	8,819
Prime Security Services Borrower LLC/Prime Finance Inc.
9.25%, 05/15/23 (Call 05/15/19)[a]	75	80,062
United Rentals North America Inc.
5.75%, 11/15/24 (Call 05/15/19)	50	51,875
5.88%, 09/15/26 (Call 09/15/21)	25	25,969
7.38%, 05/15/20 (Call 08/19/16)	25	25,972
7.63%, 04/15/22 (Call 04/15/17)	25	26,704

		614,492
COMPUTERS — 0.57%
NCR Corp.
5.00%, 07/15/22 (Call 07/15/17)	50	50,125
Riverbed Technology Inc.
8.88%, 03/01/23 (Call 03/01/18)[a]	15	15,675

		65,800
COSMETICS & PERSONAL CARE — 0.26%
First Quality Finance Co. Inc.
4.63%, 05/15/21 (Call 08/29/16)[a]	15	14,719
Revlon Consumer Products Corp.
5.75%, 02/15/21 (Call 08/29/16)	15	15,225

		29,944
DISTRIBUTION & WHOLESALE — 0.84%
American Builders & Contractors Supply Co. Inc.
5.63%, 04/15/21 (Call 08/29/16)[a]	15	15,488
American Tire Distributors Inc.
10.25%, 03/01/22 (Call 03/01/18)[a]	25	22,969
HD Supply Inc.
5.75%, 04/15/24 (Call 04/15/19)[a]	25	26,621
7.50%, 07/15/20 (Call 10/15/16)	30	31,350

		96,428
DIVERSIFIED FINANCIAL SERVICES — 1.44%
Enova International Inc.
9.75%, 06/01/21 (Call 06/01/17)	15	12,600
National Financial Partners Corp.
9.00%, 07/15/21 (Call 08/29/16)[a]	25	25,125

Security	Principal (000s)	Value
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 07/01/21 (Call 01/01/17)	$15	$12,900
OneMain Financial Holdings LLC
7.25%, 12/15/21 (Call 12/15/17)[a]	25	25,000
Springleaf Finance Corp.
5.25%, 12/15/19	50	48,500
8.25%, 12/15/20	25	25,875
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 09/15/18 (Call 08/29/16)[a]	10	7,850
Walter Investment Management Corp.
7.88%, 12/15/21 (Call 12/15/16)	15	7,275

		165,125
ELECTRIC — 3.75%
Calpine Corp.
5.38%, 01/15/23 (Call 10/15/18)	30	29,925
5.50%, 02/01/24 (Call 02/01/19)	25	24,937
5.75%, 01/15/25 (Call 10/15/19)	40	39,950
Dynegy Inc.
6.75%, 11/01/19 (Call 05/01/17)	50	50,937
7.38%, 11/01/22 (Call 11/01/18)	25	24,500
7.63%, 11/01/24 (Call 11/01/19)	50	48,500
GenOn Energy Inc.
9.50%, 10/15/18	15	12,113
NRG Energy Inc.
6.25%, 07/15/22 (Call 07/15/18)	25	25,125
6.25%, 05/01/24 (Call 05/01/19)	25	24,688
6.63%, 03/15/23 (Call 09/15/17)	25	25,200
7.25%, 05/15/26 (Call 05/15/21)[a]	25	25,656
7.63%, 01/15/18	9	9,630
7.88%, 05/15/21 (Call 08/29/16)	25	25,937
8.25%, 09/01/20 (Call 08/29/16)	25	25,807
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 06/01/20)	25	22,000
Terraform Global Operating LLC
9.75%, 08/15/22 (Call 08/15/18)[a]	15	15,038

		429,943
ELECTRICAL COMPONENTS & EQUIPMENT — 0.57%
Belden Inc.
5.50%, 09/01/22 (Call 09/01/17)[a]	25	25,875
General Cable Corp.
5.75%, 10/01/22 (Call 10/01/17)	25	23,500
WESCO Distribution Inc.
5.38%, 12/15/21 (Call 12/15/16)	15	15,413

		64,788
ENERGY — ALTERNATE SOURCES — 0.22%
TerraForm Power Operating LLC
5.88%, 02/01/23 (Call 02/01/18)[a]	25	25,094

		25,094
ENGINEERING & CONSTRUCTION — 0.22%
SBA Communications Corp.
4.88%, 07/15/22 (Call 07/15/17)	25	25,625

		25,625

45

Schedule of Investments  (Unaudited) (Continued)

iSHARES® B — CA RATED CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
ENTERTAINMENT — 1.47%
AMC Entertainment Inc.
5.75%, 06/15/25 (Call 06/15/20)	$15	$15,000
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
5.25%, 03/15/21 (Call 08/29/16)	15	15,600
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)	10	10,200
Mohegan Tribal Gaming Authority
9.75%, 09/01/21 (Call 09/01/16)	15	16,144
Regal Entertainment Group
5.75%, 03/15/22 (Call 03/15/17)	25	26,000
Scientific Games International Inc.
10.00%, 12/01/22 (Call 12/01/18)	50	44,437
Six Flags Entertainment Corp.
5.25%, 01/15/21 (Call 08/29/16)[a]	25	25,750
WMG Acquisition Corp.
6.75%, 04/15/22 (Call 04/15/17)[a]	15	15,750

		168,881
ENVIRONMENTAL CONTROL — 0.23%
Advanced Disposal Services Inc.
8.25%, 10/01/20 (Call 10/01/16)	25	25,875

		25,875
FOOD — 2.41%
Albertsons Companies LLC/Safeway Inc./New Albertson’s Inc./Albertson’s LLC
6.63%, 06/15/24 (Call 06/15/19)[a]	25	26,562
Aramark Services Inc.
5.75%, 03/15/20 (Call 08/29/16)	5	5,150
B&G Foods Inc.
4.63%, 06/01/21 (Call 08/29/16)	15	15,413
Fresh Market Inc. (The)
9.75%, 05/01/23 (Call 05/01/19)[a]	25	23,188
Ingles Markets Inc.
5.75%, 06/15/23 (Call 06/15/18)	25	25,687
Post Holdings Inc.
6.00%, 12/15/22 (Call 06/15/18)[a]	25	26,375
6.75%, 12/01/21 (Call 12/01/17)[a]	20	21,350
7.38%, 02/15/22 (Call 02/15/17)	25	26,767
7.75%, 03/15/24 (Call 09/15/18)[a]	15	16,594
Safeway Inc.
7.25%, 02/01/31	20	19,610
Smithfield Foods Inc.
6.63%, 08/15/22 (Call 08/15/17)	25	26,443
U.S. Foods Inc.
5.88%, 06/15/24 (Call 06/15/19)[a]	25	26,125
WhiteWave Foods Co. (The)
5.38%, 10/01/22	15	17,119

		276,383
FOOD SERVICE — 0.23%
Aramark Services Inc.
5.13%, 01/15/24 (Call 01/15/19)[a]	25	25,813

		25,813
HEALTH CARE — PRODUCTS — 1.72%
Crimson Merger Sub Inc.
6.63%, 05/15/22 (Call 05/15/17)[a]	35	29,837

Security	Principal (000s)	Value
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[a]	$25	$22,750
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 08/29/16)	50	51,062
Mallinckrodt International Finance SA
4.75%, 04/15/23	25	21,875
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 04/15/25 (Call 04/15/20)[a]	10	9,225
5.63%, 10/15/23 (Call 10/15/18)[a]	25	24,000
5.75%, 08/01/22 (Call 08/01/17)[a]	25	24,438
Universal Hospital Services Inc.
7.63%, 08/15/20 (Call 08/29/16)	15	13,950

		197,137
HEALTH CARE — SERVICES — 6.66%
Amsurg Corp.
5.63%, 07/15/22 (Call 07/15/17)	25	26,250
CHS/Community Health Systems Inc.
6.88%, 02/01/22 (Call 02/01/18)	75	64,500
7.13%, 07/15/20 (Call 07/15/17)[b]	25	22,735
8.00%, 11/15/19 (Call 08/29/16)	40	38,450
DaVita HealthCare Partners Inc.
5.00%, 05/01/25 (Call 05/01/20)	45	45,506
5.13%, 07/15/24 (Call 07/15/19)	35	36,130
5.75%, 08/15/22 (Call 08/15/17)	25	26,406
HCA Holdings Inc.
6.25%, 02/15/21	25	27,094
HCA Inc.
5.38%, 02/01/25	65	67,641
5.88%, 05/01/23	30	32,100
5.88%, 02/15/26 (Call 08/15/25)	25	26,750
7.50%, 02/15/22	50	56,750
HealthSouth Corp.
5.75%, 11/01/24 (Call 11/01/17)	25	25,937
IASIS Healthcare LLC/IASIS Capital Corp.
8.38%, 05/15/19 (Call 08/29/16)	25	24,000
Kindred Healthcare Inc.
8.00%, 01/15/20	25	25,562
8.75%, 01/15/23 (Call 01/15/18)	15	15,113
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (Call 06/01/19)[a]	25	26,672
Select Medical Corp.
6.38%, 06/01/21 (Call 08/29/16)	15	14,841
Tenet Healthcare Corp.
5.00%, 03/01/19	25	24,063
6.75%, 06/15/23	40	38,500
8.00%, 08/01/20 (Call 08/29/16)	25	25,484
8.13%, 04/01/22	70	72,275

		762,759
HOLDING COMPANIES — DIVERSIFIED — 1.01%
Argos Merger Sub Inc.
7.13%, 03/15/23 (Call 03/15/18)[a]	50	52,250
HRG Group Inc.
7.75%, 01/15/22 (Call 01/15/17)	25	25,500
Nielsen Co. Luxembourg Sarl (The)
5.50%, 10/01/21 (Call 10/01/16)[a]	25	26,000
Opal Acquisition Inc.
8.88%, 12/15/21 (Call 12/15/16)[a]	15	12,150

		115,900

46

Schedule of Investments  (Unaudited) (Continued)

iSHARES® B — CA RATED CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
HOME BUILDERS — 0.30%
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.13%, 07/01/22 (Call 07/01/17)[a]	$25	$24,750
Taylor Morrison Communities Inc./Monarch Communities Inc.
5.25%, 04/15/21 (Call 08/29/16)[a]	10	10,175

		34,925
HOME FURNISHINGS — 0.22%
Tempur Sealy International Inc.
5.50%, 06/15/26 (Call 06/15/21)[a]	25	25,297

		25,297
HOUSEHOLD PRODUCTS & WARES — 1.95%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 08/29/16)	50	51,625
8.25%, 02/15/21 (Call 08/29/16)	150	156,000
Sun Products Corp. (The)
7.75%, 03/15/21 (Call 08/29/16)[a]	15	15,600

		223,225
HOUSEWARES — 0.09%
RSI Home Products Inc.
6.50%, 03/15/23 (Call 03/15/18)[a]	10	10,475

		10,475
INSURANCE — 0.80%
Genworth Holdings Inc.
7.63%, 09/24/21	25	21,000
HUB International Ltd.
7.88%, 10/01/21 (Call 10/01/16)[a]	30	30,075
USI Inc./NY
7.75%, 01/15/21 (Call 08/29/16)[a]	25	25,250
Wayne Merger Sub LLC
8.25%, 08/01/23 (Call 08/01/18)[a]	15	14,944

		91,269
INTERNET — 1.16%
Netflix Inc.
5.38%, 02/01/21	25	26,700
5.50%, 02/15/22	25	26,562
5.88%, 02/15/25	15	16,050
TIBCO Software Inc.
11.38%, 12/01/21 (Call 12/01/17)[a]	25	21,563
Zayo Group LLC/Zayo Capital Inc.
6.00%, 04/01/23 (Call 04/01/18)	40	41,600

		132,475
IRON & STEEL — 0.45%
AK Steel Corp.
7.63%, 05/15/20 (Call 08/29/16)	15	14,756
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	25	22,000
Signode Industrial Group Lux SA/Signode Industrial Group U.S. Inc.
6.38%, 05/01/22 (Call 05/01/17)[a]	15	14,897

		51,653
LEISURE TIME — 0.32%
24 Hour Holdings III LLC
8.00%, 06/01/22 (Call 06/01/17)[a]	15	11,794
NCL Corp. Ltd.
4.63%, 11/15/20 (Call 11/15/17)[a]	25	25,250

		37,044

Security	Principal (000s)	Value
LODGING — 2.99%
Boyd Gaming Corp.
6.38%, 04/01/26 (Call 04/01/21)[a]	$15	$15,994
6.88%, 05/15/23 (Call 05/15/18)	25	26,781
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties
8.00%, 10/01/20 (Call 10/01/16)	25	25,250
11.00%, 10/01/21 (Call 10/01/16)	20	20,400
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance Inc.
9.38%, 05/01/22 (Call 05/01/17)	20	19,850
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)	25	25,625
MGM Growth Properties Operating Partnership LP/MGP Escrow Co-Issuer Inc.
5.63%, 05/01/24 (Call 02/01/24)[a]	25	26,775
MGM Resorts International
5.25%, 03/31/20	25	26,625
6.00%, 03/15/23	25	27,047
6.63%, 12/15/21	25	27,672
6.75%, 10/01/20	25	27,625
7.75%, 03/15/22	25	28,823
8.63%, 02/01/19	25	28,312
Station Casinos LLC
7.50%, 03/01/21 (Call 08/29/16)	15	15,863

		342,642
MACHINERY — 0.78%
BlueLine Rental Finance Corp.
7.00%, 02/01/19 (Call 08/29/16)[a]	25	23,000
Gardner Denver Inc.
6.88%, 08/15/21 (Call 08/29/16)[a]	15	13,913
Terex Corp.
6.00%, 05/15/21 (Call 11/15/16)	25	25,438
Zebra Technologies Corp.
7.25%, 10/15/22 (Call 10/15/17)	25	26,687

		89,038
MANUFACTURING — 1.53%
Bombardier Inc.
5.50%, 09/15/18[a]	30	30,225
6.13%, 01/15/23[a]	50	43,411
7.50%, 03/15/25 (Call 03/15/20)[a]	50	43,775
7.75%, 03/15/20[a]	35	35,490
Gates Global LLC/Gates Global Co.
6.00%, 07/15/22 (Call 07/15/17)[a]	25	22,750

		175,651
MEDIA — 11.83%
Cablevision Systems Corp.
5.88%, 09/15/22	25	22,938
8.63%, 09/15/17	50	53,125
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 08/29/16)[a]	25	24,937
6.38%, 09/15/20 (Call 08/29/16)[a]	50	51,562
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)	75	76,625
Series B
7.63%, 03/15/20 (Call 08/29/16)	45	44,550

47

Schedule of Investments  (Unaudited) (Continued)

iSHARES® B — CA RATED CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
Cumulus Media Holdings Inc.
7.75%, 05/01/19 (Call 08/29/16)	$15	$6,300
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 08/29/16)	30	24,140
9.00%, 03/01/21 (Call 08/29/16)	35	26,250
9.00%, 09/15/22 (Call 09/15/17)	15	11,025
10.00%, 01/15/18 (Call 08/29/16)	25	16,000
10.63%, 03/15/23 (Call 03/15/18)	25	19,063
11.25%, 03/01/21 (Call 08/29/16)	25	19,500
McClatchy Co. (The)
9.00%, 12/15/22 (Call 12/15/17)	15	15,300
Neptune Finco Corp.
10.88%, 10/15/25 (Call 10/15/20)[a]	200	234,000
Nexstar Broadcasting Inc.
6.88%, 11/15/20 (Call 08/29/16)	10	10,475
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 04/15/22 (Call 04/15/17)[a]	55	56,719
Quebecor Media Inc.
5.75%, 01/15/23	25	26,125
SFR Group SA
6.00%, 05/15/22 (Call 05/15/17)[a]	200	195,000
7.38%, 05/01/26 (Call 05/01/21)[a]	200	199,750
Sinclair Television Group Inc.
5.38%, 04/01/21 (Call 08/29/16)	25	26,000
5.63%, 08/01/24 (Call 08/01/19)[a]	15	15,488
Time Inc.
5.75%, 04/15/22 (Call 04/15/17)[a]	15	14,663
Tribune Media Co.
5.88%, 07/15/22 (Call 07/15/18)	25	25,500
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)[a]	25	25,687
5.13%, 02/15/25 (Call 02/15/20)[a]	50	51,437
6.75%, 09/15/22 (Call 09/15/17)[a]	23	24,552
8.50%, 05/15/21 (Call 08/29/16)[a]	12	12,596
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 08/29/16)	25	26,031

		1,355,338
METAL FABRICATE & HARDWARE — 0.08%
Wise Metals Group LLC/Wise Alloys Finance Corp.
8.75%, 12/15/18 (Call 08/29/16)[a]	10	9,500

		9,500
MINING — 3.04%
Aleris International Inc.
9.50%, 04/01/21 (Call 04/01/18)[a]	25	26,500
First Quantum Minerals Ltd.
6.75%, 02/15/20 (Call 02/15/17)[a]	25	23,013
7.00%, 02/15/21 (Call 02/15/18)[a]	50	44,615
HudBay Minerals Inc.
9.50%, 10/01/20 (Call 10/01/16)	25	23,937
IAMGOLD Corp.
6.75%, 10/01/20 (Call 10/01/16)[a]	10	9,350
Joseph T Ryerson & Son Inc.
11.00%, 05/15/22 (Call 05/15/19)[a]	25	27,250
New Gold Inc.
6.25%, 11/15/22 (Call 11/15/17)[a]	15	15,263

Security	Principal (000s)	Value
Novelis Inc.
8.38%, 12/15/17 (Call 08/29/16)	$25	$25,531
8.75%, 12/15/20 (Call 08/29/16)	50	52,125
Teck Resources Ltd.
4.75%, 01/15/22 (Call 10/15/21)	50	44,562
5.20%, 03/01/42 (Call 09/01/41)	25	17,313
6.13%, 10/01/35	25	19,500
6.25%, 07/15/41 (Call 01/15/41)	25	19,125

		348,084
OFFICE & BUSINESS EQUIPMENT — 0.23%
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24 (Call 06/01/24)	25	26,072

		26,072
OIL & GAS — 9.06%
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.13%, 11/15/22 (Call 11/15/17)[a]	25	23,500
Bonanza Creek Energy Inc.
6.75%, 04/15/21 (Call 04/15/17)	10	4,400
California Resources Corp.
5.50%, 09/15/21 (Call 06/15/21)	12	5,520
6.00%, 11/15/24 (Call 08/15/24)	12	5,160
8.00%, 12/15/22 (Call 12/15/18)[a]	75	48,015
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 04/15/17)	15	10,988
Carrizo Oil & Gas Inc.
6.25%, 04/15/23 (Call 04/15/18)	25	23,687
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 04/15/17)	75	47,250
6.63%, 08/15/20	50	36,750
Clayton Williams Energy Inc.
7.75%, 04/01/19 (Call 08/29/16)	15	13,650
Comstock Resources Inc.
10.00%, 03/15/20 (Call 08/29/16)[a]	15	12,413
CVR Refining LLC/Coffeyville Finance Inc.
6.50%, 11/01/22 (Call 11/01/17)	10	8,500
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)	25	15,500
5.50%, 05/01/22 (Call 05/01/17)	35	22,225
Drill Rigs Holdings Inc.
6.50%, 10/01/17 (Call 08/29/16)[a]	25	11,500
Eclipse Resources Corp.
8.88%, 07/15/23 (Call 07/15/18)	10	9,200
Endeavor Energy Resources LP/EER Finance Inc.
7.00%, 08/15/21 (Call 08/29/16)[a]	10	9,850
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)	25	17,187
4.70%, 03/15/21	25	21,250
5.20%, 03/15/25 (Call 12/15/24)	25	17,000
EP Energy LLC/Everest Acquisition Finance Inc.
6.38%, 06/15/23 (Call 06/15/18)	15	7,500
9.38%, 05/01/20 (Call 08/29/16)	60	34,200
Halcon Resources Corp.
8.63%, 02/01/20 (Call 02/01/17)[a]	15	13,800
Jupiter Resources Inc.
8.50%, 10/01/22 (Call 10/01/17)[a]	25	18,750
Laredo Petroleum Inc.
7.38%, 05/01/22 (Call 05/01/17)	15	14,588

48

Schedule of Investments  (Unaudited) (Continued)

iSHARES® B — CA RATED CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/17)[a]	$25	$17,625
6.50%, 03/15/21 (Call 08/29/16)[a]	15	11,175
7.00%, 03/31/24 (Call 09/30/18)[a]	25	18,125
Memorial Production Partners LP/Memorial Production Finance Corp.
7.63%, 05/01/21 (Call 05/01/17)	15	7,500
Memorial Resource Development Corp.
5.88%, 07/01/22 (Call 07/01/17)	15	15,003
Northern Oil and Gas Inc.
8.00%, 06/01/20 (Call 08/29/16)	15	10,988
Oasis Petroleum Inc.
6.88%, 03/15/22 (Call 09/15/17)[c]	25	21,812
Parsley Energy LLC/Parsley Finance Corp.
7.50%, 02/15/22 (Call 02/15/17)[a]	10	10,250
PBF Holding Co. LLC/PBF Finance Corp.
7.00%, 11/15/23 (Call 11/15/18)[a]	25	23,875
PDC Energy Inc.
7.75%, 10/15/22 (Call 10/15/17)	10	10,325
Permian Resources LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 01/31/17)[a]	10	5,825
7.38%, 11/01/21 (Call 07/31/17)[a]	15	8,738
Precision Drilling Corp.
6.63%, 11/15/20 (Call 08/29/16)	25	23,122
Range Resources Corp.
5.00%, 08/15/22 (Call 02/15/17)	25	22,937
5.75%, 06/01/21 (Call 08/29/16)	25	24,250
RSP Permian Inc.
6.63%, 10/01/22 (Call 10/01/17)	10	10,250
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/18)	25	16,813
7.75%, 06/15/21 (Call 06/15/17)	20	15,300
Seven Generations Energy Ltd.
8.25%, 05/15/20 (Call 08/29/16)[a]	15	15,450
SM Energy Co.
5.63%, 06/01/25 (Call 06/01/20)	25	20,750
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	75	66,375
Transocean Inc.
8.13%, 12/15/21	125	104,375
Unit Corp.
6.63%, 05/15/21 (Call 08/29/16)	15	11,625
W&T Offshore Inc.
8.50%, 06/15/19 (Call 08/29/16)	25	6,938
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)	25	21,812
5.75%, 03/15/21 (Call 12/15/20)	25	20,937
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)	25	21,375
6.00%, 01/15/22 (Call 10/15/21)	25	22,625

		1,038,558
OIL & GAS SERVICES — 1.31%
McDermott International Inc.
8.00%, 05/01/21 (Call 05/01/17)[a]	15	13,350
PHI Inc.
5.25%, 03/15/19 (Call 08/29/16)	25	23,000
SESI LLC
7.13%, 12/15/21 (Call 12/15/16)	50	48,500
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)	50	41,250
7.75%, 06/15/21 (Call 05/15/21)[b]	25	23,617

		149,717

Security	Principal (000s)	Value
PACKAGING & CONTAINERS — 2.35%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.63%, 05/15/23 (Call 05/15/19)[a]	$200	$201,250
Berry Plastics Corp.
5.50%, 05/15/22 (Call 05/15/17)	25	26,125
BWAY Holding Co.
9.13%, 08/15/21 (Call 08/15/17)[a]	15	14,925
Owens-Brockway Glass Container Inc.
5.88%, 08/15/23[a]	25	26,875

		269,175
PHARMACEUTICALS — 4.35%
Capsugel SA
7.00% (7.75% PIK), 05/15/19 (Call 08/15/16)[a,d]	20	20,200
Endo Finance LLC
5.75%, 01/15/22 (Call 01/15/17)[a]	25	22,500
Endo Finance LLC/Endo Finco Inc.
5.88%, 01/15/23 (Call 07/15/17)[a]	75	65,062
NBTY Inc.
7.63%, 05/15/21 (Call 05/15/18)[a]	25	25,500
Valeant Pharmaceuticals International Inc.
5.38%, 03/15/20 (Call 03/15/17)[a]	50	44,594
5.50%, 03/01/23 (Call 03/01/18)[a]	25	20,625
5.63%, 12/01/21 (Call 12/01/16)[a]	25	21,344
5.88%, 05/15/23 (Call 05/15/18)[a]	100	83,250
6.13%, 04/15/25 (Call 04/15/20)[a]	60	49,800
6.38%, 10/15/20 (Call 10/15/16)[a]	25	22,563
6.75%, 08/15/18 (Call 08/29/16)[a]	25	24,687
7.00%, 10/01/20 (Call 08/29/16)[a]	25	23,188
7.50%, 07/15/21 (Call 08/29/16)[a]	50	46,500
Vizient Inc.
10.38%, 03/01/24 (Call 03/01/19)[a]	25	28,187

		498,000
PIPELINES — 0.69%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.25%, 04/01/23 (Call 04/01/18)	25	23,250
DCP Midstream LLC VRN, (3 mo. LIBOR US + 3.850%)
5.85%, 05/21/43 (Call 05/21/23)[a]	15	11,325
Genesis Energy LP/Genesis Energy Finance Corp.
6.75%, 08/01/22 (Call 08/01/18)	20	20,150
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp.
6.50%, 04/01/19 (Call 10/01/16)	25	24,344

		79,069
REAL ESTATE — 0.22%
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)[a]	25	25,375

		25,375
REAL ESTATE INVESTMENT TRUSTS — 0.66%
Communications Sales & Leasing Inc./CSL Capital LLC
8.25%, 10/15/23 (Call 04/15/19)	25	25,531
ESH Hospitality Inc.
5.25%, 05/01/25 (Call 05/01/20)[a]	25	24,875

49

Schedule of Investments  (Unaudited) (Continued)

iSHARES® B — CA RATED CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
iStar Inc.
5.00%, 07/01/19 (Call 08/29/16)	$25	$24,625

		75,031
RETAIL — 3.73%
1011778 BC ULC/New Red Finance Inc.
4.63%, 01/15/22 (Call 10/01/17)[a]	30	30,900
6.00%, 04/01/22 (Call 10/01/17)[a]	50	52,437
Chinos Intermediate Holdings A Inc.
7.75% (8.50% PIK), 05/01/19 (Call 08/29/16)[a,c]	16	5,043
Claire’s Stores Inc.
9.00%, 03/15/19 (Call 08/29/16)[a]	25	13,750
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 08/29/16)	25	22,750
Guitar Center Inc.
6.50%, 04/15/19 (Call 08/29/16)[a]	10	8,825
JC Penney Corp. Inc.
5.88%, 07/01/23 (Call 07/01/19)[a]	25	25,628
7.63%, 03/01/97	10	7,645
Landry’s Inc.
9.38%, 05/01/20 (Call 08/29/16)[a]	25	26,312
Men’s Wearhouse Inc. (The)
7.00%, 07/01/22 (Call 07/01/17)	10	8,800
Michaels Stores Inc.
5.88%, 12/15/20 (Call 12/15/16)[a]	25	25,969
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 10/15/16)[a]	30	25,428
New Albertsons Inc.
7.45%, 08/01/29	20	19,550
Penske Automotive Group Inc.
5.50%, 05/15/26 (Call 05/15/21)	25	24,688
5.75%, 10/01/22 (Call 10/01/17)	10	10,151
Rite Aid Corp.
6.13%, 04/01/23 (Call 04/01/18)[a]	25	26,531
6.75%, 06/15/21 (Call 08/29/16)	50	52,562
Serta Simmons Bedding LLC
8.13%, 10/01/20 (Call 08/29/16)[a]	15	15,675
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 08/29/16)	25	24,969

		427,613
SEMICONDUCTORS — 0.18%
Advanced Micro Devices Inc.
6.75%, 03/01/19	10	9,959
Amkor Technology Inc.
6.38%, 10/01/22 (Call 10/01/16)	10	10,136

		20,095
SOFTWARE — 3.04%
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 08/29/16)[a]	45	36,675
Boxer Parent Co. Inc.
9.00% (9.75% PIK), 10/15/19 (Call 08/29/16)[a,c]	15	12,675
Cengage Learning Inc.
9.50%, 06/15/24 (Call 06/15/19)[a]	25	26,156
First Data Corp.
5.75%, 01/15/24 (Call 01/15/19)[a]	50	50,249
7.00%, 12/01/23 (Call 12/01/18)[a]	100	102,875
Infor Software Parent LLC/Infor Software Parent Inc.
7.13% (7.88% PIK), 05/01/21 (Call 05/01/17)[a,c]	25	23,438

Security	Principal (000s)	Value
Infor U.S. Inc.
6.50%, 05/15/22 (Call 05/15/18)	$50	$49,500
Informatica LLC
7.13%, 07/15/23 (Call 07/15/18)[a]	20	19,700
Solera LLC/Solera Finance Inc.
10.50%, 03/01/24 (Call 03/01/19)[a]	25	26,984

		348,252
TELECOMMUNICATIONS — 8.85%
Avaya Inc.
7.00%, 04/01/19 (Call 08/29/16)[a]	25	18,875
10.50%, 03/01/21 (Call 03/01/17)[a]	35	9,450
Cincinnati Bell Inc.
8.38%, 10/15/20 (Call 08/29/16)	25	25,906
CommScope Inc.
5.00%, 06/15/21 (Call 06/15/17)[a]	25	25,906
5.50%, 06/15/24 (Call 06/15/19)[a]	25	26,000
CommScope Technologies Finance LLC
6.00%, 06/15/25 (Call 06/15/20)[a]	25	26,375
Consolidated Communications Inc.
6.50%, 10/01/22 (Call 10/01/17)	15	13,800
DigitalGlobe Inc.
5.25%, 02/01/21 (Call 02/01/17)[a]	25	24,187
Hughes Satellite Systems Corp.
7.63%, 06/15/21	25	26,750
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)	50	32,750
7.25%, 04/01/19 (Call 08/29/16)	25	18,688
7.25%, 10/15/20 (Call 08/29/16)	50	36,375
7.50%, 04/01/21 (Call 08/29/16)	25	17,750
8.00%, 02/15/24 (Call 02/15/19)[a]	25	23,875
Intelsat Luxembourg SA
7.75%, 06/01/21 (Call 06/01/17)	50	11,500
8.13%, 06/01/23 (Call 06/01/18)	25	5,813
Level 3 Financing Inc.
5.38%, 08/15/22 (Call 08/15/17)	25	26,250
5.38%, 01/15/24 (Call 01/15/19)	25	26,219
5.38%, 05/01/25 (Call 05/01/20)	35	36,750
5.63%, 02/01/23 (Call 02/01/18)	25	26,250
6.13%, 01/15/21 (Call 11/15/16)	25	26,031
SBA Telecommunications Inc.
5.75%, 07/15/20 (Call 08/29/16)	25	25,750
Sprint Capital Corp.
6.88%, 11/15/28	50	42,875
6.90%, 05/01/19	50	49,437
8.75%, 03/15/32	25	23,313
Sprint Communications Inc.
6.00%, 11/15/22	50	42,894
7.00%, 08/15/20	25	23,745
8.38%, 08/15/17	25	25,906
Sprint Corp.
7.13%, 06/15/24	50	44,190
7.25%, 09/15/21	50	46,656
7.63%, 02/15/25 (Call 11/15/24)	20	17,850
7.88%, 09/15/23	100	91,313
West Corp.
5.38%, 07/15/22 (Call 07/15/17)[a]	25	23,313
Windstream Services LLC
7.75%, 10/01/21 (Call 10/01/16)	75	71,250

		1,013,992

50

Schedule of Investments  (Unaudited) (Continued)

iSHARES® B — CA RATED CORPORATE BOND ETF

July 31, 2016

Security	Principal or Shares (000s)	Value
TRANSPORTATION — 0.98%
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 08/29/16)[a]	$15	$15,375
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc.
8.13%, 11/15/21 (Call 11/15/16)[a]	25	19,250
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 01/15/17)[a]	25	12,156
XPO Logistics Inc.
6.50%, 06/15/22 (Call 06/15/18)[a]	40	39,600
7.88%, 09/01/19 (Call 09/01/16)[a]	25	25,938

		112,319
TRUCKING & LEASING — 0.09%
Jurassic Holdings III Inc.
6.88%, 02/15/21 (Call 02/15/17)[a]	15	10,200

		10,200

TOTAL CORPORATE BONDS & NOTES
(Cost: $11,252,893)		10,899,585

SHORT-TERM INVESTMENTS — 3.32%

MONEY MARKET FUNDS — 3.32%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%d,[e,f]	77	77,391
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%d,[e,f]	17	16,672
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]	286	286,086

		380,149

TOTAL SHORT-TERM INVESTMENTS
(Cost: $380,149)		380,149

TOTAL INVESTMENTS IN SECURITIES — 98.45%
(Cost: $11,633,042)[g]		11,279,734
Other Assets, Less Liabilities — 1.55%		177,854

NET ASSETS — 100.00%		$11,457,588

VRN — Variable Rate Note

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan.
[c]	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $11,633,799. Net unrealized depreciation was $354,065, of which $380,488 represented gross unrealized appreciation on securities and $734,553 represented gross unrealized depreciation on securities.

51

Schedule of Investments  (Unaudited) (Continued)

iSHARES® B — CA RATED CORPORATE BOND ETF

July 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3		Total
Investments:
Assets:
Corporate bonds & notes	$—	$10,899,585	$0	[a]	$10,899,585
Money market funds	380,149	—	—		380,149

Total	$380,149	$10,899,585	$0	[a]	$11,279,734

[a]	Rounds to less than $1.

52

Schedule of Investments  (Unaudited)

iSHARES® BAA — BA RATED CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.87%

ADVERTISING — 0.47%
Interpublic Group of Companies Inc. (The)
4.20%, 04/15/24	$25	$26,908
Lamar Media Corp.
5.38%, 01/15/24 (Call 01/15/19)	25	26,250
Omnicom Group Inc.
3.60%, 04/15/26 (Call 01/15/26)	25	26,525
3.63%, 05/01/22	25	26,800
4.45%, 08/15/20	25	27,538
WPP Finance 2010
4.75%, 11/21/21	25	27,934
5.63%, 11/15/43	10	11,972

		173,927
AEROSPACE & DEFENSE — 1.05%
L-3 Communications Corp.
4.95%, 02/15/21 (Call 11/15/20)	25	27,529
5.20%, 10/15/19	25	27,546
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	50	51,767
3.55%, 01/15/26 (Call 10/15/25)	50	55,033
4.70%, 05/15/46 (Call 11/15/45)	100	121,470
Northrop Grumman Corp.
1.75%, 06/01/18	50	50,458
3.50%, 03/15/21	25	26,760
3.85%, 04/15/45 (Call 10/15/44)	10	10,775
4.75%, 06/01/43	15	18,307

		389,645
AGRICULTURE — 0.61%
Reynolds American Inc.
2.30%, 06/12/18	25	25,430
3.25%, 06/12/20	14	14,791
4.00%, 06/12/22	25	27,374
4.45%, 06/12/25 (Call 03/12/25)	25	28,303
5.85%, 08/15/45 (Call 02/15/45)	50	65,973
6.15%, 09/15/43	25	33,647
6.88%, 05/01/20	25	29,549

		225,067
APPAREL — 0.14%
Hanesbrands Inc.
4.88%, 05/15/26 (Call 02/15/26)[a]	25	25,563
Levi Strauss & Co.
6.88%, 05/01/22 (Call 05/01/17)	25	26,562

		52,125
AUTO MANUFACTURERS — 2.51%
Ford Motor Co.
4.75%, 01/15/43	50	55,138
7.45%, 07/16/31	50	69,076
Ford Motor Credit Co. LLC
3.34%, 03/18/21	200	208,769
8.13%, 01/15/20	100	118,943
General Motors Co.
3.50%, 10/02/18	50	51,570
4.00%, 04/01/25	25	25,909

Security	Principal (000s)	Value
4.88%, 10/02/23	$25	$27,313
5.00%, 04/01/35	25	26,213
5.20%, 04/01/45	25	27,209
6.25%, 10/02/43	25	30,083
6.75%, 04/01/46 (Call 10/01/45)	25	32,326
General Motors Financial Co. Inc.
3.25%, 05/15/18	50	51,125
3.50%, 07/10/19	50	51,611
4.20%, 03/01/21 (Call 02/01/21)	50	52,656
4.25%, 05/15/23	25	26,294
4.38%, 09/25/21	50	53,057
4.75%, 08/15/17	25	25,792

		933,084
AUTO PARTS & EQUIPMENT — 0.81%
BorgWarner Inc.
4.38%, 03/15/45 (Call 09/15/44)	10	10,613
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)	25	27,045
5.00%, 02/15/23 (Call 02/15/18)	25	26,438
Johnson Controls Inc.
3.63%, 07/02/24 (Call 04/02/24)	25	26,612
Lear Corp.
5.25%, 01/15/25 (Call 01/15/20)	25	26,688
Magna International Inc.
4.15%, 10/01/25 (Call 07/01/25)	25	27,628
ZF North America Capital Inc.
4.50%, 04/29/22[a]	150	155,625

		300,649
BANKS — 13.57%
Bank of America Corp.
2.60%, 01/15/19	200	204,751
2.63%, 10/19/20	150	153,091
2.63%, 04/19/21	100	101,932
3.88%, 08/01/25	50	53,596
4.00%, 01/22/25	75	77,567
4.20%, 08/26/24	75	78,882
4.25%, 10/22/26	50	52,718
6.11%, 01/29/37	100	122,332
6.88%, 04/25/18	100	108,957
Series L
3.95%, 04/21/25	75	77,349
Bank of Nova Scotia (The)
4.50%, 12/16/25	25	26,492
Barclays PLC
4.38%, 09/11/24	200	199,127
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	100	101,570
3.20%, 02/05/25 (Call 01/05/25)	25	25,391
3.50%, 06/15/23	50	52,049
3.75%, 04/24/24 (Call 03/24/24)	25	26,292
4.75%, 07/15/21	100	111,257
CIT Group Inc.
3.88%, 02/19/19	25	25,500
4.25%, 08/15/17	25	25,481
5.00%, 08/15/22	25	26,313
5.00%, 08/01/23	10	10,525

53

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BAA — BA RATED CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
5.25%, 03/15/18	$25	$26,000
5.50%, 02/15/19[a]	25	26,500
Citigroup Inc.
1.70%, 04/27/18	50	50,160
1.80%, 02/05/18	100	100,488
2.05%, 12/07/18	200	201,963
2.05%, 06/07/19	25	25,243
2.65%, 10/26/20	175	179,156
2.70%, 03/30/21	50	51,099
3.40%, 05/01/26	25	25,841
3.50%, 05/15/23	50	51,341
3.88%, 03/26/25	50	51,354
4.05%, 07/30/22	25	26,387
4.40%, 06/10/25	50	52,974
4.45%, 09/29/27	50	52,472
5.30%, 05/06/44	50	56,394
5.50%, 09/13/25	75	85,307
6.63%, 06/15/32	50	62,352
6.68%, 09/13/43	25	33,278
8.13%, 07/15/39	25	39,520
Credit Suisse AG/New York NY
5.40%, 01/14/20	75	81,294
6.00%, 02/15/18	50	52,732
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	250	254,353
Deutsche Bank AG
2.85%, 05/10/19	50	49,920
3.13%, 01/13/21	125	124,196
3.38%, 05/12/21	50	49,766
4.10%, 01/13/26	50	49,578
Fifth Third Bancorp.
2.30%, 03/01/19 (Call 01/30/19)	25	25,452
3.50%, 03/15/22 (Call 02/15/22)	25	26,510
4.30%, 01/16/24 (Call 12/16/23)	25	27,035
4.50%, 06/01/18	50	52,458
8.25%, 03/01/38	25	37,908
Goldman Sachs Group Inc. (The)
5.15%, 05/22/45	50	54,453
5.95%, 01/15/27	25	29,580
6.45%, 05/01/36	25	30,811
6.75%, 10/01/37	100	127,462
JPMorgan Chase & Co.
3.38%, 05/01/23	50	51,109
4.13%, 12/15/26	150	161,350
4.95%, 06/01/45	50	57,246
KeyCorp
5.10%, 03/24/21	50	56,297
Morgan Stanley
3.95%, 04/23/27	25	25,684
4.10%, 05/22/23	50	52,703
4.35%, 09/08/26	50	53,025
4.88%, 11/01/22	50	54,912
5.00%, 11/24/25	50	55,457
Regions Financial Corp.
2.00%, 05/15/18 (Call 04/15/18)	50	50,032
3.20%, 02/08/21 (Call 01/08/21)	50	51,501

Security	Principal (000s)	Value
Royal Bank of Scotland Group PLC
5.13%, 05/28/24	$100	$100,344
6.00%, 12/19/23	25	26,199
6.10%, 06/10/23	25	26,253
6.13%, 12/15/22	25	26,567
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	50	50,032
4.50%, 07/17/25 (Call 04/17/25)	50	52,165
State Street Corp.
4.96%, 03/15/18	25	26,107
SunTrust Banks Inc.
2.50%, 05/01/19 (Call 04/01/19)	100	102,315
Wells Fargo Capital X
5.95%, 12/01/86	25	27,000

		5,038,807
BEVERAGES — 0.23%
Constellation Brands Inc.
4.25%, 05/01/23	25	26,500
6.00%, 05/01/22	25	28,875
Molson Coors Brewing Co.
5.00%, 05/01/42	25	29,400

		84,775
BIOTECHNOLOGY — 2.11%
Amgen Inc.
2.20%, 05/22/19 (Call 04/22/19)	25	25,628
3.45%, 10/01/20	25	26,876
3.63%, 05/15/22 (Call 02/15/22)	25	27,077
3.63%, 05/22/24 (Call 02/22/24)	25	27,233
3.88%, 11/15/21 (Call 08/15/21)	25	27,449
4.10%, 06/15/21 (Call 03/15/21)	25	27,561
4.40%, 05/01/45 (Call 11/01/44)	25	27,086
4.56%, 06/15/48 (Call 12/15/47)[a]	63	68,481
4.66%, 06/15/51 (Call 12/15/50)[a]	84	91,211
4.95%, 10/01/41	25	28,361
5.70%, 02/01/19	25	27,691
Biogen Inc.
4.05%, 09/15/25 (Call 06/15/25)	50	54,843
5.20%, 09/15/45 (Call 03/15/45)	25	29,992
6.88%, 03/01/18	50	54,179
Celgene Corp.
1.90%, 08/15/17	25	25,151
2.88%, 08/15/20	50	51,924
3.25%, 08/15/22	25	26,143
3.55%, 08/15/22	25	26,562
3.88%, 08/15/25 (Call 05/15/25)	50	54,248
4.63%, 05/15/44 (Call 11/15/43)	25	26,973
5.00%, 08/15/45 (Call 02/15/45)	25	29,188

		783,857
BUILDING MATERIALS — 0.56%
CRH America Inc.
8.13%, 07/15/18	50	55,729
Masco Corp.
4.38%, 04/01/26 (Call 01/01/26)	25	26,625
7.13%, 03/15/20	25	29,062
Owens Corning
7.00%, 12/01/36	10	12,476

54

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BAA — BA RATED CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
Standard Industries Inc./NJ
5.38%, 11/15/24 (Call 11/15/19)[a]	$25	$26,219
6.00%, 10/15/25 (Call 10/15/20)[a]	25	27,063
Vulcan Materials Co.
7.50%, 06/15/21	25	30,062

		207,236
CHEMICALS — 2.40%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	25	25,845
3.38%, 03/15/25 (Call 12/15/24)	25	25,710
4.90%, 06/01/43 (Call 12/01/42)	10	10,711
Ashland Inc.
4.75%, 08/15/22 (Call 05/15/22)	25	25,937
Blue Cube Spinco Inc.
9.75%, 10/15/23 (Call 10/15/20)[a]	25	28,562
Celanese U.S. Holdings LLC
4.63%, 11/15/22	10	10,825
CF Industries Inc.
5.15%, 03/15/34	10	9,898
5.38%, 03/15/44	25	24,421
7.13%, 05/01/20	25	28,937
Dow Chemical Co. (The)
3.50%, 10/01/24 (Call 07/01/24)	50	53,241
4.13%, 11/15/21 (Call 08/15/21)	25	27,432
4.25%, 11/15/20 (Call 08/15/20)	25	27,262
4.38%, 11/15/42 (Call 05/15/42)	25	25,807
5.25%, 11/15/41 (Call 05/15/41)	25	28,230
7.38%, 11/01/29	25	33,429
8.55%, 05/15/19	25	29,751
9.40%, 05/15/39	10	16,156
Eagle Spinco Inc.
4.63%, 02/15/21 (Call 02/15/18)	25	25,750
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	10	10,299
3.80%, 03/15/25 (Call 12/15/24)	25	26,454
4.65%, 10/15/44 (Call 04/15/44)	25	26,244
Ecolab Inc.
1.45%, 12/08/17	25	25,079
4.35%, 12/08/21	25	28,196
5.50%, 12/08/41	10	12,676
LYB International Finance BV
4.00%, 07/15/23	25	27,199
5.25%, 07/15/43	25	28,167
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	25	24,496
5.00%, 04/15/19 (Call 01/15/19)	100	108,333
Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)	25	26,955
5.63%, 11/15/43 (Call 05/15/43)	10	11,140
Potash Corp. of Saskatchewan Inc.
3.00%, 04/01/25 (Call 01/01/25)[b]	50	50,899
WR Grace & Co.-Conn
5.13%, 10/01/21[a]	25	26,437

		890,478

Security	Principal (000s)	Value
COMMERCIAL SERVICES — 0.70%
ADT Corp. (The)
4.13%, 06/15/23	$25	$23,969
4.88%, 07/15/32[a]	10	8,275
6.25%, 10/15/21	25	27,281
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	25	25,607
Moody’s Corp.
5.50%, 09/01/20	50	56,240
S&P Global Inc.
4.00%, 06/15/25	25	27,334
Total System Services Inc.
3.75%, 06/01/23 (Call 03/01/23)	10	10,349
4.80%, 04/01/26 (Call 01/01/26)	25	27,674
United Rentals North America Inc.
4.63%, 07/15/23 (Call 07/15/18)	25	25,500
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	25	26,383

		258,612
COMPUTERS — 2.38%
Dell Inc.
5.88%, 06/15/19	25	26,772
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%, 06/01/19[a]	50	51,387
4.42%, 06/15/21 (Call 05/15/21)[a]	50	52,232
5.45%, 06/15/23 (Call 04/15/23)[a]	50	52,997
5.88%, 06/15/21 (Call 06/15/18)[a]	25	26,125
6.02%, 06/15/26 (Call 03/15/26)[a]	100	107,008
7.13%, 06/15/24 (Call 06/15/19)[a]	25	26,899
8.10%, 07/15/36 (Call 01/15/36)[a]	25	28,413
8.35%, 07/15/46 (Call 01/15/46)[a]	25	28,557
Hewlett Packard Enterprise Co.
2.45%, 10/05/17[a]	25	25,272
2.85%, 10/05/18[a]	50	51,286
3.60%, 10/15/20 (Call 09/15/20)[a]	50	52,721
4.40%, 10/15/22 (Call 08/15/22)[a]	25	26,990
4.90%, 10/15/25 (Call 07/15/25)[a]	50	52,555
6.20%, 10/15/35 (Call 04/15/35)[a]	10	10,178
6.35%, 10/15/45 (Call 04/15/45)[a]	25	25,198
HP Inc.
3.75%, 12/01/20	9	9,523
4.30%, 06/01/21	25	26,822
4.65%, 12/09/21	25	27,400
6.00%, 09/15/41	25	24,713
NetApp Inc.
3.38%, 06/15/21 (Call 04/15/21)	25	25,651
Seagate HDD Cayman
3.75%, 11/15/18	25	25,375
4.75%, 01/01/25	25	21,938
5.75%, 12/01/34 (Call 06/01/34)	25	20,250
Western Digital Corp.
10.50%, 04/01/24 (Call 04/01/19)[a]	50	56,312

		882,574

55

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BAA — BA RATED CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
DISTRIBUTION & WHOLESALE — 0.17%
HD Supply Inc.
5.25%, 12/15/21 (Call 12/15/17)[a]	$50	$52,937
Ingram Micro Inc.
4.95%, 12/15/24 (Call 09/15/24)	10	10,094

		63,031
DIVERSIFIED FINANCIAL SERVICES — 3.92%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
4.50%, 05/15/21	150	159,562
Air Lease Corp.
3.38%, 01/15/19 (Call 12/15/18)	10	10,280
4.25%, 09/15/24 (Call 06/15/24)	25	26,353
Aircastle Ltd.
5.50%, 02/15/22	10	10,700
6.25%, 12/01/19	25	27,562
Ally Financial Inc.
3.25%, 02/13/18	25	25,250
3.75%, 11/18/19	25	25,406
4.13%, 03/30/20	25	25,641
4.13%, 02/13/22	25	25,406
4.75%, 09/10/18	25	25,875
5.13%, 09/30/24	25	26,594
5.75%, 11/20/25 (Call 10/20/25)	25	26,031
6.25%, 12/01/17	25	26,245
8.00%, 03/15/20	25	28,687
8.00%, 11/01/31	25	30,437
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	25	25,523
3.85%, 11/21/22	25	25,803
Ford Motor Credit Co. LLC
5.00%, 05/15/18	200	211,421
Goldman Sachs Capital I
6.35%, 02/15/34	25	30,418
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.88%, 03/15/19 (Call 08/29/16)	25	24,813
5.88%, 02/01/22 (Call 08/01/17)	25	23,875
6.00%, 08/01/20 (Call 02/01/17)	25	24,938
International Lease Finance Corp.
3.88%, 04/15/18	10	10,275
5.88%, 04/01/19	10	10,863
6.25%, 05/15/19	25	27,344
7.13%, 09/01/18[a]	25	27,687
Jefferies Group LLC
5.13%, 04/13/18	25	26,016
6.25%, 01/15/36	10	10,594
8.50%, 07/15/19	25	28,511
Legg Mason Inc.
5.63%, 01/15/44	10	10,558
Nasdaq Inc.
4.25%, 06/01/24 (Call 03/01/24)	25	26,309
Navient Corp.
4.88%, 06/17/19	25	25,125
5.50%, 01/15/19	25	25,687

Security	Principal (000s)	Value
5.50%, 01/25/23	$25	$23,188
5.63%, 08/01/33	25	19,438
7.25%, 01/25/22	25	25,406
8.00%, 03/25/20	25	26,687
8.45%, 06/15/18	25	27,156
Nomura Holdings Inc.
2.75%, 03/19/19	25	25,537
6.70%, 03/04/20	50	57,857
Quicken Loans Inc.
5.75%, 05/01/25 (Call 05/01/20)[a]	25	24,781
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	25	25,302
3.00%, 08/15/19 (Call 07/15/19)	25	25,563
3.75%, 08/15/21 (Call 06/15/21)	25	26,272
4.25%, 08/15/24 (Call 05/15/24)	50	52,507

		1,455,483
ELECTRIC — 2.97%
AES Corp./VA
5.50%, 04/15/25 (Call 04/15/20)	25	25,594
6.00%, 05/15/26 (Call 05/15/21)	25	26,344
7.38%, 07/01/21 (Call 06/01/21)	25	28,375
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	25	25,034
Appalachian Power Co.
7.00%, 04/01/38	10	13,834
Calpine Corp.
6.00%, 01/15/22 (Call 11/01/16)[a]	25	26,125
7.88%, 01/15/23 (Call 01/15/17)[a]	10	10,575
Dominion Resources Inc./VA
2.50%, 12/01/19 (Call 11/01/19)	25	25,582
3.63%, 12/01/24 (Call 09/01/24)	25	26,559
VRN, (3 mo. LIBOR US + 3.057%)
5.75%, 10/01/54 (Call 10/01/24)	25	25,500
Series B
5.95%, 06/15/35	10	12,355
DPL Inc.
7.25%, 10/15/21 (Call 07/15/21)	10	9,700
Duke Energy Corp.
2.10%, 06/15/18 (Call 05/15/18)	25	25,280
3.05%, 08/15/22 (Call 05/15/22)	25	26,009
Emera U.S. Finance LP
4.75%, 06/15/46 (Call 12/15/45)[a]	25	27,355
Entergy Texas Inc.
7.13%, 02/01/19	25	28,168
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	50	52,566
3.95%, 06/15/25 (Call 03/15/25)	10	10,916
5.10%, 06/15/45 (Call 12/15/44)	25	29,786
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	25	25,622
4.00%, 10/01/20 (Call 07/01/20)[b]	25	26,621
6.20%, 10/01/17	25	26,320
6.25%, 10/01/39	25	29,033

56

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BAA — BA RATED CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
FirstEnergy Corp.
Series A
2.75%, 03/15/18 (Call 02/15/18)	$25	$25,308
Series C
7.38%, 11/15/31	25	32,269
FirstEnergy Transmission LLC
4.35%, 01/15/25 (Call 10/15/24)[a]	25	26,817
NextEra Energy Capital Holdings Inc.
6.00%, 03/01/19	50	55,358
NiSource Finance Corp.
5.65%, 02/01/45 (Call 08/01/44)	25	32,622
6.13%, 03/01/22	25	29,938
NRG Yield Operating LLC
5.38%, 08/15/24 (Call 08/15/19)	10	10,225
Oncor Electric Delivery Co. LLC
5.30%, 06/01/42 (Call 12/01/41)	25	32,471
6.80%, 09/01/18	10	11,076
PPL Capital Funding Inc.
3.40%, 06/01/23 (Call 03/01/23)	25	26,143
Progress Energy Inc.
4.40%, 01/15/21 (Call 10/15/20)	25	27,323
6.00%, 12/01/39	25	32,631
Southern Co. (The)
2.35%, 07/01/21 (Call 06/01/21)	50	51,077
2.95%, 07/01/23 (Call 05/01/23)	25	25,999
3.25%, 07/01/26 (Call 04/01/26)	25	26,143
4.40%, 07/01/46 (Call 01/01/46)	50	55,194
Southern Power Co.
5.15%, 09/15/41	10	11,069
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	25	27,430

		1,102,346
ELECTRICAL COMPONENTS & EQUIPMENT — 0.10%
Edgewell Personal Care Co.
4.70%, 05/24/22	25	26,172
Energizer Holdings Inc.
5.50%, 06/15/25 (Call 06/15/20)[a]	10	10,212

		36,384
ELECTRONICS — 0.77%
Agilent Technologies Inc.
5.00%, 07/15/20	25	27,757
Amphenol Corp.
2.55%, 01/30/19 (Call 12/30/18)	25	25,376
Flextronics International Ltd.
4.63%, 02/15/20	50	52,375
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)[a]	50	52,769
Jabil Circuit Inc.
4.70%, 09/15/22	10	10,225
Koninklijke Philips NV
3.75%, 03/15/22	100	107,161
Thermo Fisher Scientific Inc.
1.85%, 01/15/18	10	10,063

		285,726
ENGINEERING & CONSTRUCTION — 0.07%
AECOM
5.88%, 10/15/24 (Call 07/15/24)	25	26,813

		26,813

Security	Principal (000s)	Value
ENTERTAINMENT — 0.24%
GLP Capital LP/GLP Financing II Inc.
4.88%, 11/01/20 (Call 08/01/20)	$25	$26,441
5.38%, 11/01/23 (Call 08/01/23)	10	10,725
5.38%, 04/15/26	25	26,656
Scientific Games International Inc.
7.00%, 01/01/22 (Call 01/01/18)[a]	25	26,000

		89,822
ENVIRONMENTAL CONTROL — 0.46%
Clean Harbors Inc.
5.25%, 08/01/20 (Call 08/29/16)	25	25,675
Republic Services Inc.
3.20%, 03/15/25 (Call 12/15/24)	25	26,297
3.80%, 05/15/18	25	26,050
5.25%, 11/15/21	25	28,879
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	25	26,056
4.10%, 03/01/45 (Call 09/01/44)	10	11,281
4.75%, 06/30/20	25	27,995

		172,233
FOOD — 3.21%
Ahold Finance USA LLC
6.88%, 05/01/29	10	13,133
ConAgra Foods Inc.
1.90%, 01/25/18	25	25,160
3.20%, 01/25/23 (Call 10/25/22)	20	20,852
Dean Foods Co.
6.50%, 03/15/23 (Call 03/15/18)[a]	10	10,575
General Mills Inc.
2.20%, 10/21/19	25	25,620
5.40%, 06/15/40	25	31,981
5.65%, 02/15/19	25	27,767
JBS USA LLC/JBS USA Finance Inc.
5.75%, 06/15/25 (Call 06/15/20)[a]	10	9,750
5.88%, 07/15/24 (Call 07/15/19)[a]	25	24,875
7.25%, 06/01/21 (Call 08/29/16)[a]	10	10,325
JM Smucker Co. (The)
3.50%, 10/15/21	25	26,933
3.50%, 03/15/25	25	27,112
4.25%, 03/15/35	25	27,770
Kellogg Co.
4.00%, 12/15/20	25	27,323
4.50%, 04/01/46	25	27,861
Koninklijke Ahold Delhaize NV
5.70%, 10/01/40	10	12,299
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)[a]	25	25,589
3.50%, 06/06/22	50	53,800
3.50%, 07/15/22 (Call 05/15/22)[a]	25	26,826
4.38%, 06/01/46 (Call 12/01/45)[a]	50	54,409
5.00%, 07/15/35 (Call 01/15/35)[a]	25	29,506
5.00%, 06/04/42	50	58,818
5.38%, 02/10/20	25	28,075
6.13%, 08/23/18	25	27,331
6.50%, 02/09/40	10	13,695
6.88%, 01/26/39	25	34,992

57

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BAA — BA RATED CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
Kroger Co. (The)
2.95%, 11/01/21 (Call 10/01/21)	$25	$26,373
4.00%, 02/01/24 (Call 11/01/23)	25	27,896
6.15%, 01/15/20	50	57,561
Mondelez International Inc.
2.25%, 02/01/19 (Call 01/01/19)	25	25,570
4.00%, 02/01/24 (Call 11/01/23)	50	55,124
Sysco Corp.
3.30%, 07/15/26 (Call 04/15/26)	50	52,682
4.50%, 04/01/46 (Call 10/01/45)	25	27,742
Tesco PLC
5.50%, 11/15/17[a]	100	104,240
TreeHouse Foods Inc.
6.00%, 02/15/24 (Call 02/15/19)[a]	25	26,875
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	25	25,675
4.50%, 06/15/22 (Call 03/15/22)	25	27,786
5.15%, 08/15/44 (Call 02/15/44)	25	30,107

		1,190,008
FOREST PRODUCTS & PAPER — 0.42%
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	10	10,275
Georgia-Pacific LLC
7.75%, 11/15/29	10	14,648
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)	50	53,114
4.80%, 06/15/44 (Call 12/15/43)	25	27,257
5.00%, 09/15/35 (Call 03/15/35)	25	28,192
7.30%, 11/15/39	10	13,500
Resolute Forest Products Inc.
5.88%, 05/15/23 (Call 05/15/17)	10	8,200

		155,186
GAS — 0.41%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.88%, 08/20/26 (Call 05/20/26)	25	26,188
National Fuel Gas Co.
4.90%, 12/01/21 (Call 09/01/21)	25	26,106
Sempra Energy
4.05%, 12/01/23 (Call 09/01/23)	25	27,265
6.00%, 10/15/39	10	12,881
9.80%, 02/15/19	25	29,949
Southern Co. Gas Capital Corp.
5.88%, 03/15/41 (Call 09/15/40)	25	31,138

		153,527
HEALTH CARE — PRODUCTS — 1.58%
Becton Dickinson and Co.
1.80%, 12/15/17	25	25,175
3.73%, 12/15/24 (Call 09/15/24)	25	27,180
4.69%, 12/15/44 (Call 06/15/44)	25	29,166
6.38%, 08/01/19	50	56,952
Boston Scientific Corp.
2.65%, 10/01/18	25	25,631
3.38%, 05/15/22	25	26,474
6.00%, 01/15/20	25	28,384
Life Technologies Corp.
6.00%, 03/01/20	25	28,227

Security	Principal (000s)	Value
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)	$50	$51,721
3.50%, 03/15/26 (Call 12/15/25)	25	26,777
4.63%, 03/15/46 (Call 09/15/45)	25	28,908
Thermo Fisher Scientific Inc.
3.15%, 01/15/23 (Call 10/15/22)	10	10,279
3.60%, 08/15/21 (Call 05/15/21)	25	26,488
4.15%, 02/01/24 (Call 11/01/23)	25	27,479
4.50%, 03/01/21	25	27,572
Zimmer Biomet Holdings Inc.
2.00%, 04/01/18	50	50,317
2.70%, 04/01/20 (Call 03/01/20)	25	25,531
3.55%, 04/01/25 (Call 01/01/25)	25	26,284
4.45%, 08/15/45 (Call 02/15/45)	25	26,598
5.75%, 11/30/39	10	12,309

		587,452
HEALTH CARE — SERVICES — 2.47%
Anthem Inc.
1.88%, 01/15/18	10	10,059
2.25%, 08/15/19	25	25,324
3.30%, 01/15/23	25	26,172
3.50%, 08/15/24 (Call 05/15/24)	25	26,381
3.70%, 08/15/21 (Call 05/15/21)	25	26,777
4.63%, 05/15/42	25	27,459
4.65%, 01/15/43	25	27,597
4.65%, 08/15/44 (Call 02/15/44)	10	11,098
5.85%, 01/15/36	10	12,347
Centene Corp.
5.63%, 02/15/21 (Call 02/15/18)	30	31,687
6.13%, 02/15/24 (Call 02/15/19)	15	16,116
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 08/29/16)	6	6,071
5.13%, 08/01/21 (Call 02/01/17)	10	9,950
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)	10	10,406
5.38%, 02/15/42 (Call 08/15/41)	25	30,909
Fresenius Medical Care U.S. Finance II Inc.
5.63%, 07/31/19[a]	25	27,500
5.88%, 01/31/22[a]	25	28,187
HCA Inc.
3.75%, 03/15/19	25	25,937
4.25%, 10/15/19	10	10,400
4.75%, 05/01/23	10	10,425
5.00%, 03/15/24	25	26,250
5.25%, 04/15/25	25	26,672
5.25%, 06/15/26 (Call 12/15/25)	50	53,000
5.88%, 03/15/22	25	27,500
6.50%, 02/15/20	50	55,062
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	25	25,867
3.85%, 10/01/24 (Call 07/01/24)	10	10,720
4.95%, 10/01/44 (Call 04/01/44)	10	11,328
Laboratory Corp. of America Holdings
2.63%, 02/01/20	25	25,584
3.20%, 02/01/22	25	25,919

58

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BAA — BA RATED CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
3.60%, 02/01/25 (Call 11/01/24)	$25	$26,260
4.70%, 02/01/45 (Call 08/01/44)	10	10,925
LifePoint Health Inc.
5.50%, 12/01/21 (Call 12/01/16)	50	52,479
Quest Diagnostics Inc.
3.50%, 03/30/25 (Call 12/30/24)	25	26,096
Tenet Healthcare Corp.
4.38%, 10/01/21	25	24,938
4.50%, 04/01/21	10	10,050
6.00%, 10/01/20	25	26,436
6.25%, 11/01/18	25	26,531
WellCare Health Plans Inc.
5.75%, 11/15/20 (Call 11/15/16)	25	25,860

		918,279
HOLDING COMPANIES — DIVERSIFIED — 0.24%
Ares Capital Corp.
4.88%, 11/30/18	25	26,097
Brixmor Operating Partnership LP
3.85%, 02/01/25 (Call 11/01/24)	25	25,338
HRG Group Inc.
7.88%, 07/15/19 (Call 08/29/16)	25	26,469
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	10	10,300

		88,204
HOME BUILDERS — 0.28%
DR Horton Inc.
3.75%, 03/01/19 (Call 12/01/18)	25	25,688
Lennar Corp.
4.50%, 06/15/19 (Call 04/16/19)	25	26,187
4.75%, 11/15/22 (Call 08/15/22)	25	26,250
PulteGroup Inc.
5.50%, 03/01/26 (Call 12/01/25)	25	26,071

		104,196
HOUSEHOLD PRODUCTS & WARES — 0.21%
ACCO Brands Corp.
6.75%, 04/30/20 (Call 04/30/17)	25	26,375
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	25	26,191
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	25	26,826

		79,392
HOUSEWARES — 0.40%
Newell Brands Inc.
3.85%, 04/01/23 (Call 02/01/23)	50	53,446
4.00%, 12/01/24 (Call 09/01/24)	10	10,633
4.20%, 04/01/26 (Call 01/01/26)	50	54,722
5.50%, 04/01/46 (Call 10/01/45)	25	30,975

		149,776
INSURANCE — 2.49%
Allstate Corp. (The) VRN, (3 mo. LIBOR US + 2.938%)
5.75%, 08/15/53 (Call 08/15/23)	25	26,250
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	25	25,413
3.38%, 08/15/20	25	26,247

Security	Principal (000s)	Value
3.88%, 01/15/35 (Call 07/15/34)	$25	$24,247
4.13%, 02/15/24	25	26,782
4.88%, 06/01/22	25	28,014
6.25%, 05/01/36	100	121,852
Aon Corp.
5.00%, 09/30/20	25	27,790
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	25	25,882
4.75%, 05/15/45 (Call 11/15/44)	25	27,309
Assured Guaranty U.S. Holdings Inc.
5.00%, 07/01/24	10	10,950
AXA SA
8.60%, 12/15/30	25	35,000
Brown & Brown Inc.
4.20%, 09/15/24 (Call 06/15/24)	10	10,284
CNA Financial Corp.
4.50%, 03/01/26 (Call 12/01/25)	25	27,123
5.88%, 08/15/20	25	28,293
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)	10	10,375
Hartford Financial Services Group Inc. (The)
5.50%, 03/30/20	25	28,140
VRN, (3 mo. LIBOR US + 4.603%)
8.13%, 06/15/68 (Call 06/15/18)	25	27,250
Liberty Mutual Group Inc.
7.80%, 03/07/87[a]	10	11,125
Lincoln National Corp.
7.00%, 06/15/40	25	32,596
MetLife Inc.
6.40%, 12/15/66 (Call 12/15/31)	25	27,250
10.75%, 08/01/69 (Call 08/01/34)	10	15,900
Principal Financial Group Inc.
6.05%, 10/15/36	10	12,678
Prudential Financial Inc.
3.50%, 05/15/24	25	26,111
5.38%, 06/21/20	25	28,140
7.38%, 06/15/19	25	28,915
VRN, (3 mo. LIBOR US + 3.031%)
5.38%, 05/15/45 (Call 05/15/25)	25	25,750
VRN, (3 mo. LIBOR US + 3.040%)
5.20%, 03/15/44 (Call 03/15/24)	10	10,100
VRN, (3 mo. LIBOR US + 3.920%)
5.63%, 06/15/43 (Call 06/15/23)	25	26,500
VRN, (3 mo. LIBOR US + 4.175%)
5.88%, 09/15/42 (Call 09/15/22)	25	27,250
Series D
6.63%, 12/01/37	25	32,689
Voya Financial Inc.
2.90%, 02/15/18	20	20,390
VRN, (3 mo. LIBOR US + 3.580%)
5.65%, 05/15/53 (Call 05/15/23)	10	9,650
Willis Towers Watson PLC
5.75%, 03/15/21	25	28,313
XLIT Ltd.
4.45%, 03/31/25	25	25,342

		925,900

59

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BAA — BA RATED CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
INTERNET — 0.87%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	$25	$25,943
2.60%, 12/05/19 (Call 11/05/19)	25	26,125
3.30%, 12/05/21 (Call 10/05/21)	25	26,973
4.80%, 12/05/34 (Call 06/05/34)	25	29,804
4.95%, 12/05/44 (Call 06/05/44)	25	31,315
eBay Inc.
2.88%, 08/01/21 (Call 06/01/21)	50	51,654
3.45%, 08/01/24 (Call 05/01/24)	50	51,620
Expedia Inc.
4.50%, 08/15/24 (Call 05/15/24)	25	26,328
Symantec Corp.
4.20%, 09/15/20	25	26,222
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/18)	25	25,719

		321,703
IRON & STEEL — 1.13%
ArcelorMittal
6.00%, 08/05/20	25	26,125
6.13%, 06/01/18	25	26,375
6.50%, 03/01/21	25	26,375
7.25%, 02/25/22	25	27,375
7.75%, 03/01/41	10	10,300
8.00%, 10/15/39	25	26,500
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	25	27,221
6.40%, 12/01/37	25	31,592
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)	10	10,392
Steel Dynamics Inc.
5.13%, 10/01/21 (Call 10/01/17)	25	26,000
Vale Overseas Ltd.
4.38%, 01/11/22	25	24,281
5.63%, 09/15/19	25	26,406
5.88%, 06/10/21	25	25,969
6.88%, 11/21/36	50	48,187
6.88%, 11/10/39	25	23,687
8.25%, 01/17/34	10	10,588
Vale SA
5.63%, 09/11/42	25	21,313

		418,686
LEISURE TIME — 0.07%
Carnival Corp.
3.95%, 10/15/20	25	26,871

		26,871
LODGING — 0.35%
Marriott International Inc./MD
3.00%, 03/01/19 (Call 12/01/18)	25	25,562
Wyndham Worldwide Corp.
4.25%, 03/01/22 (Call 12/01/21)	25	26,364
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.38%, 03/15/22 (Call 03/15/17)	25	25,672
5.50%, 03/01/25 (Call 12/01/24)[a]	50	50,250

		127,848

Security	Principal (000s)	Value
MACHINERY — 0.35%
Case New Holland Industrial Inc.
7.88%, 12/01/17	$50	$53,687
CNH Industrial Capital LLC
3.88%, 07/16/18	25	25,313
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)	25	25,694
Roper Technologies Inc.
3.13%, 11/15/22 (Call 08/15/22)	25	25,475

		130,169
MANUFACTURING — 0.37%
Amsted Industries Inc.
5.00%, 03/15/22 (Call 03/15/18)[a]	25	25,250
Eaton Corp.
1.50%, 11/02/17	25	25,064
2.75%, 11/02/22	25	25,679
4.00%, 11/02/32	10	10,863
4.15%, 11/02/42	10	11,166
Ingersoll-Rand Global Holding Co. Ltd.
4.25%, 06/15/23	25	27,731
5.75%, 06/15/43	10	12,654

		138,407
MEDIA — 6.89%
21st Century Fox America Inc.
3.70%, 09/15/24 (Call 06/15/24)	25	27,208
3.70%, 10/15/25 (Call 07/15/25)	50	54,960
4.50%, 02/15/21	25	27,928
6.15%, 02/15/41	25	32,242
6.20%, 12/15/34	25	31,582
6.40%, 12/15/35	25	32,282
6.65%, 11/15/37	25	33,608
7.75%, 12/01/45	25	37,666
AMC Networks Inc.
5.00%, 04/01/24 (Call 04/01/20)	25	25,438
CBS Corp.
3.38%, 03/01/22 (Call 12/01/21)	25	26,495
3.50%, 01/15/25 (Call 10/15/24)	25	26,072
4.60%, 01/15/45 (Call 07/15/44)	25	26,258
7.88%, 07/30/30	25	35,611
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 02/15/23 (Call 02/15/18)	25	25,859
5.13%, 05/01/23 (Call 05/01/18)[a]	25	25,844
5.25%, 09/30/22 (Call 09/30/17)	50	52,062
5.38%, 05/01/25 (Call 05/01/20)[a]	50	52,000
5.50%, 05/01/26 (Call 05/01/21)[a]	25	26,094
5.75%, 02/15/26 (Call 02/15/21)[a]	50	52,750
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)[a]	35	36,817
4.46%, 07/23/22 (Call 05/23/22)[a]	50	54,236
4.91%, 07/23/25 (Call 04/23/25)[a]	50	55,063
6.38%, 10/23/35 (Call 04/23/35)[a]	50	59,027
6.48%, 10/23/45 (Call 04/23/45)[a]	50	59,438

60

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BAA — BA RATED CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
Discovery Communications LLC
4.38%, 06/15/21	$10	$10,792
4.88%, 04/01/43	10	9,118
4.90%, 03/11/26 (Call 12/11/25)	25	26,845
5.05%, 06/01/20	25	27,334
6.35%, 06/01/40	25	26,069
DISH DBS Corp.
5.00%, 03/15/23	25	23,563
5.13%, 05/01/20	25	25,594
5.88%, 07/15/22	50	49,969
5.88%, 11/15/24	25	24,125
6.75%, 06/01/21	25	26,562
7.75%, 07/01/26[a]	25	25,922
7.88%, 09/01/19	25	27,625
Grupo Televisa SAB
6.63%, 01/15/40	25	30,340
Historic TW Inc.
6.63%, 05/15/29	25	32,909
6.88%, 06/15/18	25	27,529
IHS Markit Ltd.
5.00%, 11/01/22	25	25,687
Liberty Interactive LLC
8.25%, 02/01/30	10	11,000
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	25	25,538
Scripps Networks Interactive Inc.
2.80%, 06/15/20 (Call 05/15/20)	50	50,754
Sirius XM Radio Inc.
5.38%, 07/15/26 (Call 07/15/21)[a]	25	25,485
5.88%, 10/01/20 (Call 10/01/16)[a]	50	51,812
6.00%, 07/15/24 (Call 07/15/19)[a]	50	53,187
TEGNA Inc.
5.13%, 10/15/19 (Call 10/15/16)	25	25,844
6.38%, 10/15/23 (Call 10/15/18)	10	10,750
Thomson Reuters Corp.
5.85%, 04/15/40	10	11,972
6.50%, 07/15/18	25	27,317
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	25	26,720
5.00%, 02/01/20	25	27,292
5.50%, 09/01/41 (Call 03/01/41)	50	54,339
5.88%, 11/15/40 (Call 05/15/40)	25	28,062
6.55%, 05/01/37	25	30,188
6.75%, 07/01/18	25	27,389
6.75%, 06/15/39	25	30,963
7.30%, 07/01/38	25	32,645
8.25%, 04/01/19	25	28,995
8.75%, 02/14/19	25	29,112
Time Warner Entertainment Co. LP
8.38%, 07/15/33	25	34,255
Time Warner Inc.
3.40%, 06/15/22	25	26,742
3.55%, 06/01/24 (Call 03/01/24)	25	26,609
3.60%, 07/15/25 (Call 04/15/25)	25	26,818
3.88%, 01/15/26 (Call 10/15/25)	25	27,319
4.65%, 06/01/44 (Call 12/01/43)	25	27,956

Security	Principal (000s)	Value
4.75%, 03/29/21	$25	$28,245
4.85%, 07/15/45 (Call 01/15/45)	25	28,641
4.88%, 03/15/20	25	27,794
6.10%, 07/15/40	25	32,179
6.25%, 03/29/41	25	32,872
6.50%, 11/15/36	25	33,047
7.63%, 04/15/31	25	35,488
7.70%, 05/01/32	25	35,954
Viacom Inc.
2.50%, 09/01/18	25	25,350
3.88%, 12/15/21	25	26,612
3.88%, 04/01/24 (Call 01/01/24)	10	10,363
4.25%, 09/01/23 (Call 06/01/23)	25	26,413
4.38%, 03/15/43	25	21,594
5.85%, 09/01/43 (Call 03/01/43)	25	26,875
6.88%, 04/30/36	25	29,142
Videotron Ltd.
5.00%, 07/15/22	10	10,300
5.38%, 06/15/24 (Call 03/15/24)[a]	10	10,375

		2,556,830
MINING — 2.11%
Alcoa Inc.
5.13%, 10/01/24 (Call 07/01/24)	25	26,281
5.40%, 04/15/21 (Call 01/15/21)	25	26,616
5.90%, 02/01/27	10	10,710
5.95%, 02/01/37	10	10,125
6.15%, 08/15/20	25	27,461
6.75%, 07/15/18	25	27,125
Anglo American Capital PLC
4.45%, 09/27/20[a]	100	99,250
Barrick Gold Corp.
4.10%, 05/01/23	8	8,605
Barrick North America Finance LLC
4.40%, 05/30/21	25	27,289
5.75%, 05/01/43	25	29,228
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	25	28,019
FMG Resources August 2006 Pty Ltd.
9.75%, 03/01/22 (Call 03/01/18)[a]	50	56,000
Freeport-McMoRan Inc.
2.30%, 11/14/17	25	24,937
2.38%, 03/15/18	25	24,688
3.10%, 03/15/20	25	23,180
3.55%, 03/01/22 (Call 12/01/21)	25	21,375
3.88%, 03/15/23 (Call 12/15/22)	50	43,002
4.00%, 11/14/21	25	22,313
5.40%, 11/14/34 (Call 05/14/34)	25	19,375
5.45%, 03/15/43 (Call 09/15/42)	25	19,188
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	25	25,921
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)	10	10,250
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	25	26,145
4.88%, 03/15/42 (Call 09/15/41)	10	10,438

61

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BAA — BA RATED CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
5.13%, 10/01/19	$25	$27,378
6.25%, 10/01/39	25	29,033
Southern Copper Corp.
5.88%, 04/23/45	25	24,719
6.75%, 04/16/40	50	54,125

		782,776
OFFICE & BUSINESS EQUIPMENT — 0.17%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)	10	10,487
Xerox Corp.
2.75%, 03/15/19	25	24,900
6.35%, 05/15/18	25	26,563

		61,950
OIL & GAS — 5.13%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	25	24,305
5.55%, 03/15/26 (Call 12/15/25)	25	27,271
6.20%, 03/15/40	25	26,987
6.38%, 09/15/17	4	4,197
6.45%, 09/15/36	25	28,066
6.60%, 03/15/46 (Call 09/15/45)	25	28,810
Antero Resources Corp.
5.13%, 12/01/22 (Call 06/01/17)	50	46,625
6.00%, 12/01/20 (Call 08/29/16)	10	9,900
Apache Corp.
4.75%, 04/15/43 (Call 10/15/42)	50	49,705
5.10%, 09/01/40 (Call 03/01/40)	50	50,761
Canadian Natural Resources Ltd.
1.75%, 01/15/18	25	24,735
3.90%, 02/01/25 (Call 11/01/24)	10	9,821
6.25%, 03/15/38	25	26,568
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	10	8,169
5.70%, 10/15/19	25	26,549
6.75%, 11/15/39	25	26,828
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)	10	10,403
5.88%, 05/01/22 (Call 05/01/17)	25	26,106
Concho Resources Inc.
5.50%, 10/01/22 (Call 10/01/17)	25	24,812
5.50%, 04/01/23 (Call 10/01/17)	25	24,688
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	10	8,550
4.50%, 04/15/23 (Call 01/15/23)	25	22,625
4.90%, 06/01/44 (Call 12/01/43)	25	19,938
5.00%, 09/15/22 (Call 03/15/17)	25	23,375
Devon Energy Corp.
2.25%, 12/15/18 (Call 11/15/18)	25	24,885
4.00%, 07/15/21 (Call 04/15/21)	25	25,445
4.75%, 05/15/42 (Call 11/15/41)	25	22,150
5.60%, 07/15/41 (Call 01/15/41)	25	23,903
7.95%, 04/15/32	10	11,863
Devon Financing Co. LLC
7.88%, 09/30/31	25	29,459
Diamond Offshore Drilling Inc.
4.88%, 11/01/43 (Call 05/01/43)	25	19,419

Security	Principal (000s)	Value
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)	$25	$24,321
6.50%, 02/01/38	15	15,105
EOG Resources Inc.
4.15%, 01/15/26 (Call 10/15/25)	50	54,140
5.63%, 06/01/19	50	55,026
EQT Corp.
6.50%, 04/01/18	25	26,012
8.13%, 06/01/19	25	28,520
Hess Corp.
5.60%, 02/15/41	25	24,383
6.00%, 01/15/40	10	10,076
7.30%, 08/15/31	25	28,299
8.13%, 02/15/19	25	27,957
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 10/01/25 (Call 04/01/20)[a]	10	9,450
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)	25	25,388
7.25%, 12/15/19	25	28,634
Kerr-McGee Corp.
6.95%, 07/01/24	25	28,934
Marathon Oil Corp.
3.85%, 06/01/25 (Call 03/01/25)	25	22,617
5.90%, 03/15/18	25	25,937
6.60%, 10/01/37	25	25,027
6.80%, 03/15/32	10	10,252
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	10	8,504
5.13%, 03/01/21	25	27,618
6.50%, 03/01/41 (Call 09/01/40)	25	26,616
Murphy Oil Corp.
4.70%, 12/01/22 (Call 09/01/22)	25	22,562
Nabors Industries Inc.
5.00%, 09/15/20	25	23,250
6.15%, 02/15/18	25	25,500
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)	10	9,550
5.63%, 07/01/24	25	24,688
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	25	26,632
5.05%, 11/15/44 (Call 05/15/44)	25	24,667
5.25%, 11/15/43 (Call 05/15/43)	10	10,015
6.00%, 03/01/41 (Call 09/01/40)	10	10,818
8.25%, 03/01/19	10	11,437
Phillips 66
4.30%, 04/01/22	50	54,502
4.65%, 11/15/34 (Call 05/15/34)	10	10,573
4.88%, 11/15/44 (Call 05/15/44)	25	27,149
5.88%, 05/01/42	25	30,255
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	25	26,129
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	25	23,563
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)	10	9,500
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	50	52,583
6.50%, 06/15/38	50	64,323

62

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BAA — BA RATED CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
Sunoco LP/Sunoco Finance Corp.
6.25%, 04/15/21 (Call 04/15/18)[a]	$25	$25,500
6.38%, 04/01/23 (Call 04/01/18)[a]	25	25,437
Valero Energy Corp.
3.65%, 03/15/25[b]	10	10,067
6.13%, 02/01/20	25	28,305
6.63%, 06/15/37	25	27,835
7.50%, 04/15/32	25	30,541

		1,905,115
OIL & GAS SERVICES — 0.14%
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	25	23,350
3.95%, 12/01/42 (Call 06/01/42)	25	18,961
Oceaneering International Inc.
4.65%, 11/15/24 (Call 08/15/24)	10	9,725

		52,036
PACKAGING & CONTAINERS — 0.28%
Ball Corp.
5.00%, 03/15/22	25	26,750
5.25%, 07/01/25	25	27,000
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23	25	25,844
Packaging Corp. of America
4.50%, 11/01/23 (Call 08/01/23)	10	11,001
Sonoco Products Co.
5.75%, 11/01/40 (Call 05/01/40)	10	11,994

		102,589
PHARMACEUTICALS — 4.39%
AbbVie Inc.
1.75%, 11/06/17	50	50,304
1.80%, 05/14/18	50	50,340
2.00%, 11/06/18	25	25,270
2.50%, 05/14/20 (Call 04/14/20)	50	51,282
2.90%, 11/06/22	50	51,648
3.20%, 11/06/22 (Call 09/06/22)	25	26,155
3.60%, 05/14/25 (Call 02/14/25)	50	52,866
4.40%, 11/06/42	50	53,068
4.45%, 05/14/46 (Call 11/14/45)	25	26,753
4.50%, 05/14/35 (Call 11/14/34)	50	53,967
4.70%, 05/14/45 (Call 11/14/44)	50	55,267
Actavis Funding SCS
2.35%, 03/12/18	50	50,705
3.00%, 03/12/20 (Call 02/12/20)	50	51,902
3.45%, 03/15/22 (Call 01/15/22)	50	52,588
3.80%, 03/15/25 (Call 12/15/24)	100	106,044
3.85%, 06/15/24 (Call 03/15/24)	50	53,301
4.55%, 03/15/35 (Call 09/15/34)	50	53,725
4.75%, 03/15/45 (Call 09/15/44)	25	27,611
4.85%, 06/15/44 (Call 12/15/43)	25	27,805
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	50	51,963
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	25	26,580
5.25%, 06/23/45 (Call 12/23/44)	15	17,407

Security	Principal (000s)	Value
Cardinal Health Inc.
1.95%, 06/15/18	$25	$25,247
3.20%, 03/15/23	25	26,313
Express Scripts Holding Co.
2.25%, 06/15/19	25	25,483
3.30%, 02/25/21 (Call 01/25/21)	10	10,519
3.50%, 06/15/24 (Call 03/15/24)	10	10,401
3.90%, 02/15/22	25	27,027
4.50%, 02/25/26 (Call 11/25/25)	25	27,837
4.75%, 11/15/21	25	28,191
6.13%, 11/15/41	10	12,457
McKesson Corp.
1.40%, 03/15/18	10	10,006
2.28%, 03/15/19	25	25,496
3.80%, 03/15/24 (Call 12/15/23)	25	27,206
4.88%, 03/15/44 (Call 09/15/43)	25	29,703
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	25	27,350
Medco Health Solutions Inc.
7.13%, 03/15/18	25	27,240
Mylan Inc.
2.60%, 06/24/18	25	25,389
5.40%, 11/29/43 (Call 05/29/43)	10	11,412
Mylan NV
3.15%, 06/15/21 (Call 05/15/21)[a]	25	25,739
3.95%, 06/15/26 (Call 03/15/26)[a]	25	26,101
5.25%, 06/15/46 (Call 12/15/45)[a]	25	28,218
Quintiles Transnational Corp.
4.88%, 05/15/23 (Call 05/15/18)[a]	25	25,565
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	50	51,375
Zoetis Inc.
1.88%, 02/01/18	25	25,042
3.25%, 02/01/23 (Call 11/01/22)	25	25,773
4.70%, 02/01/43 (Call 08/01/42)	25	26,600

		1,628,241
PIPELINES — 6.35%
Boardwalk Pipelines LP
4.95%, 12/15/24 (Call 09/15/24)	10	9,859
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)	25	24,911
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	50	53,644
DCP Midstream LLC
5.35%, 03/15/20[a]	25	25,125
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	10	9,425
Enable Midstream Partners LP
5.00%, 05/15/44 (Call 11/15/43)	10	8,303
Enbridge Energy Partners LP
5.20%, 03/15/20	25	26,449
5.50%, 09/15/40 (Call 03/15/40)	25	24,382
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)	25	23,823
4.50%, 06/10/44 (Call 12/10/43)	10	8,660

63

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BAA — BA RATED CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
Energy Transfer Equity LP
5.50%, 06/01/27 (Call 03/01/27)	$25	$24,298
5.88%, 01/15/24 (Call 10/15/23)	25	25,077
7.50%, 10/15/20	25	26,937
Energy Transfer Partners LP
4.15%, 10/01/20 (Call 08/01/20)	25	25,655
4.75%, 01/15/26 (Call 10/15/25)	25	25,545
5.15%, 03/15/45 (Call 09/15/44)	25	23,271
5.20%, 02/01/22 (Call 11/01/21)	25	26,357
6.50%, 02/01/42 (Call 08/01/41)	25	26,145
6.70%, 07/01/18	25	26,780
7.50%, 07/01/38	25	28,572
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	25	23,311
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	25	25,710
3.70%, 02/15/26 (Call 11/15/25)	50	51,959
3.75%, 02/15/25 (Call 11/15/24)	25	26,070
4.05%, 02/15/22	25	26,951
4.45%, 02/15/43 (Call 08/15/42)	25	24,657
4.85%, 03/15/44 (Call 09/15/43)	25	26,004
4.90%, 05/15/46 (Call 11/15/45)	25	26,452
5.10%, 02/15/45 (Call 08/15/44)	25	27,002
5.20%, 09/01/20	25	28,037
6.13%, 10/15/39	25	29,257
6.50%, 01/31/19	25	27,883
Gibson Energy Inc.
6.75%, 07/15/21 (Call 08/29/16)[a]	10	10,075
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	25	25,085
3.45%, 02/15/23 (Call 11/15/22)	25	24,484
3.95%, 09/01/22 (Call 06/01/22)	25	25,416
4.30%, 05/01/24 (Call 02/01/24)	25	25,548
5.50%, 03/01/44 (Call 09/01/43)	10	9,806
5.95%, 02/15/18	25	26,347
6.38%, 03/01/41	25	26,231
6.50%, 04/01/20	25	27,575
6.85%, 02/15/20	25	27,781
6.95%, 01/15/38	25	27,879
7.30%, 08/15/33	25	27,898
Kinder Morgan Inc./DE
4.30%, 06/01/25 (Call 03/01/25)	50	51,783
5.30%, 12/01/34 (Call 06/01/34)	25	24,315
5.55%, 06/01/45 (Call 12/01/44)	50	50,072
Magellan Midstream Partners LP
4.25%, 02/01/21	50	53,414
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)	10	9,375
4.50%, 07/15/23 (Call 04/15/23)[a]	25	24,438
4.88%, 12/01/24 (Call 09/01/24)[a]	10	9,875
4.88%, 06/01/25 (Call 03/01/25)[a]	25	24,688
ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)	25	24,125
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	25	24,531
6.13%, 02/01/41 (Call 08/01/40)	25	26,417
6.65%, 10/01/36	10	10,742

Security	Principal (000s)	Value
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	$25	$23,365
3.65%, 06/01/22 (Call 03/01/22)	25	24,508
4.90%, 02/15/45 (Call 08/15/44)	25	22,071
6.50%, 05/01/18	25	26,540
6.65%, 01/15/37	25	26,325
Regency Energy Partners LP/Regency Energy Finance Corp.
5.00%, 10/01/22 (Call 07/01/22)	25	25,982
5.50%, 04/15/23 (Call 10/15/17)	25	25,375
5.88%, 03/01/22 (Call 12/01/21)	25	26,990
Rockies Express Pipeline LLC
5.63%, 04/15/20[a]	10	10,300
6.85%, 07/15/18[a]	10	10,525
6.88%, 04/15/40[a]	10	9,850
Sabine Pass Liquefaction LLC
5.63%, 03/01/25 (Call 12/01/24)	25	25,524
5.75%, 05/15/24 (Call 02/15/24)	100	102,500
5.88%, 06/30/26[a]	25	25,656
Spectra Energy Capital LLC
8.00%, 10/01/19	25	28,496
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	10	10,017
4.75%, 03/15/24 (Call 12/15/23)	25	27,684
Sunoco Logistics Partners Operations LP
5.30%, 04/01/44 (Call 10/01/43)	10	9,801
5.35%, 05/15/45 (Call 11/15/44)	25	24,856
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 05/15/18)	25	23,188
5.00%, 01/15/18 (Call 10/15/17)	50	50,375
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
6.25%, 10/15/22 (Call 10/15/18)	25	26,000
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (Call 11/01/25)[a]	25	31,479
Western Gas Partners LP
3.95%, 06/01/25 (Call 03/01/25)	10	9,667
5.38%, 06/01/21 (Call 03/01/21)	25	26,662
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	25	22,813
4.55%, 06/24/24 (Call 03/24/24)	25	23,813
Williams Partners LP
3.60%, 03/15/22 (Call 01/15/22)	25	24,395
3.90%, 01/15/25 (Call 10/15/24)	25	23,719
4.30%, 03/04/24 (Call 12/04/23)	25	24,524
4.50%, 11/15/23 (Call 08/15/23)	25	24,837
5.10%, 09/15/45 (Call 03/15/45)	25	22,284
5.25%, 03/15/20	25	26,220
6.30%, 04/15/40	25	25,339
Williams Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	25	24,625
6.13%, 07/15/22 (Call 01/15/17)	25	25,750

		2,356,466
REAL ESTATE — 0.17%
CBRE Services Inc.
5.00%, 03/15/23 (Call 03/15/18)	25	26,000

64

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BAA — BA RATED CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
Prologis LP
4.25%, 08/15/23 (Call 05/15/23)	$25	$27,784
WP Carey Inc.
4.60%, 04/01/24 (Call 01/01/24)	10	10,311

		64,095
REAL ESTATE INVESTMENT TRUSTS — 2.39%
American Tower Corp.
3.40%, 02/15/19	25	26,141
3.50%, 01/31/23	25	26,232
4.00%, 06/01/25 (Call 03/01/25)	25	27,138
4.50%, 01/15/18	25	26,127
5.05%, 09/01/20	25	27,891
5.90%, 11/01/21	25	29,316
Boston Properties LP
3.80%, 02/01/24 (Call 11/01/23)	25	27,042
3.85%, 02/01/23 (Call 11/01/22)	25	27,079
5.63%, 11/15/20 (Call 08/15/20)	25	28,624
Crown Castle International Corp.
3.40%, 02/15/21 (Call 01/15/21)	25	26,298
4.88%, 04/15/22	25	27,743
5.25%, 01/15/23	25	28,465
DDR Corp.
3.63%, 02/01/25 (Call 11/01/24)	10	10,083
Digital Realty Trust LP
3.95%, 07/01/22 (Call 05/01/22)	25	26,475
DuPont Fabros Technology LP
5.88%, 09/15/21 (Call 09/15/16)	10	10,481
Equinix Inc.
5.88%, 01/15/26 (Call 01/15/21)	50	53,875
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	25	25,307
4.00%, 06/01/25 (Call 03/01/25)	25	25,402
4.25%, 11/15/23 (Call 08/15/23)	25	26,114
5.38%, 02/01/21 (Call 11/03/20)	25	28,121
Host Hotels & Resorts LP
4.00%, 06/15/25 (Call 03/15/25)	10	10,287
Iron Mountain Inc.
4.38%, 06/01/21 (Call 06/01/18)[a]	25	25,875
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)	25	24,875
Prologis LP
3.35%, 02/01/21 (Call 11/01/20)	25	26,472
Realty Income Corp.
4.65%, 08/01/23 (Call 05/01/23)	25	27,570
Sabra Health Care LP/Sabra Capital Corp.
5.50%, 02/01/21 (Call 02/01/17)	10	10,425
Ventas Realty LP
3.50%, 02/01/25 (Call 11/01/24)	25	25,799
Ventas Realty LP/Ventas Capital Corp.
2.70%, 04/01/20 (Call 01/01/20)	25	25,591
4.00%, 04/30/19 (Call 01/30/19)	25	26,300
4.75%, 06/01/21 (Call 03/01/21)	25	27,844
Vereit Operating Partnership LP
4.60%, 02/06/24 (Call 11/06/23)	10	10,450
Welltower Inc.
3.75%, 03/15/23 (Call 12/15/22)	25	25,993
4.00%, 06/01/25 (Call 03/01/25)	25	26,531
4.13%, 04/01/19 (Call 01/01/19)	25	26,333

Security	Principal (000s)	Value
Weyerhaeuser Co.
7.38%, 03/15/32	$25	$33,888

		888,187
RETAIL — 3.84%
AmeriGas Finance LLC/AmeriGas Finance Corp.
7.00%, 05/20/22 (Call 05/20/17)	25	26,344
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	25	26,743
Bed Bath & Beyond Inc.
5.17%, 08/01/44 (Call 02/01/44)	10	9,012
Best Buy Co. Inc.
5.50%, 03/15/21 (Call 12/15/20)	25	27,375
Coach Inc.
4.25%, 04/01/25 (Call 01/01/25)	10	10,425
CST Brands Inc.
5.00%, 05/01/23 (Call 05/01/18)	25	25,695
CVS Health Corp.
2.25%, 12/05/18 (Call 11/05/18)	25	25,605
2.25%, 08/12/19 (Call 07/12/19)	25	25,700
2.75%, 12/01/22 (Call 09/01/22)	50	52,164
2.88%, 06/01/26 (Call 03/01/26)	50	51,550
3.38%, 08/12/24 (Call 05/12/24)	25	26,796
3.88%, 07/20/25 (Call 04/20/25)	45	49,974
4.00%, 12/05/23 (Call 09/05/23)	50	55,677
4.13%, 05/15/21 (Call 02/15/21)	50	55,249
5.13%, 07/20/45 (Call 01/20/45)	50	63,309
5.30%, 12/05/43 (Call 06/05/43)	25	32,075
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	25	26,022
Dollar Tree Inc.
5.75%, 03/01/23 (Call 03/01/18)	50	54,000
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	25	26,661
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)	25	26,473
L Brands Inc.
5.63%, 10/15/23	25	27,682
6.63%, 04/01/21	25	28,687
6.88%, 11/01/35	25	26,513
8.50%, 06/15/19	25	29,187
Macy’s Retail Holdings Inc.
3.63%, 06/01/24 (Call 03/01/24)	10	10,057
6.38%, 03/15/37	25	26,842
McDonald’s Corp.
2.20%, 05/26/20 (Call 04/26/20)	50	51,301
3.38%, 05/26/25 (Call 02/26/25)	50	53,519
3.70%, 01/30/26 (Call 10/30/25)	50	54,888
4.60%, 05/26/45 (Call 11/26/44)	50	57,668
4.70%, 12/09/35 (Call 06/09/35)	25	28,967
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)	10	9,986
QVC Inc.
4.45%, 02/15/25 (Call 11/15/24)	25	25,157
Sally Holdings LLC/Sally Capital Inc.
5.75%, 06/01/22 (Call 06/01/17)	25	26,063

65

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BAA — BA RATED CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
Staples Inc.
4.38%, 01/12/23 (Call 10/14/22)	$10	$10,249
Walgreen Co.
3.10%, 09/15/22	25	26,119
Walgreens Boots Alliance Inc.
1.75%, 11/17/17	25	25,169
2.60%, 06/01/21 (Call 05/01/21)	25	25,606
2.70%, 11/18/19 (Call 10/18/19)	25	25,890
3.30%, 11/18/21 (Call 09/18/21)	25	26,475
3.45%, 06/01/26 (Call 03/01/26)	50	52,163
3.80%, 11/18/24 (Call 08/18/24)	50	53,733
4.80%, 11/18/44 (Call 05/18/44)	25	28,158

		1,426,928
SAVINGS & LOANS — 0.14%
Santander Holdings USA Inc.
3.45%, 08/27/18 (Call 07/27/18)	50	51,002

		51,002
SEMICONDUCTORS — 0.56%
KLA-Tencor Corp.
4.65%, 11/01/24 (Call 08/01/24)	25	27,579
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	25	25,697
3.90%, 06/15/26 (Call 03/15/26)	25	26,849
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	25	25,968
Micron Technology Inc.
5.25%, 08/01/23 (Call 02/01/18)[a]	25	22,375
5.50%, 02/01/25 (Call 08/01/19)	25	22,437
5.88%, 02/15/22 (Call 02/15/17)	10	9,650
Qorvo Inc.
7.00%, 12/01/25 (Call 12/01/20)[a]	10	10,838
Sensata Technologies BV
4.88%, 10/15/23[a]	10	10,300
5.00%, 10/01/25[a]	25	25,625

		207,318
SHIPBUILDING — 0.07%
Huntington Ingalls Industries Inc.
5.00%, 12/15/21 (Call 12/15/17)[a]	25	26,250

		26,250
SOFTWARE — 0.99%
Adobe Systems Inc.
4.75%, 02/01/20	25	27,597
CA Inc.
5.38%, 12/01/19	25	27,572
CDK Global Inc.
4.50%, 10/15/24 (Call 07/15/24)	10	9,993

Security	Principal (000s)	Value
Electronic Arts Inc.
3.70%, 03/01/21 (Call 02/01/21)	$25	$26,454
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)	25	26,134
3.88%, 06/05/24 (Call 03/05/24)	25	26,652
5.00%, 10/15/25 (Call 07/15/25)	25	28,839
First Data Corp.
5.00%, 01/15/24 (Call 01/15/19)[a]	25	25,188
5.38%, 08/15/23 (Call 08/15/18)[a]	25	25,656
6.75%, 11/01/20 (Call 08/29/16)[a]	50	52,125
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	25	26,323
3.85%, 06/01/25 (Call 03/01/25)	25	27,171
MSCI Inc.
5.25%, 11/15/24 (Call 11/15/19)[a]	25	26,500
Open Text Corp.
5.63%, 01/15/23 (Call 01/15/18)[a]	10	10,275

		366,479
TELECOMMUNICATIONS — 11.71%
AT&T Inc.
1.40%, 12/01/17	50	50,057
2.30%, 03/11/19	100	102,223
2.45%, 06/30/20 (Call 05/30/20)	50	51,233
2.80%, 02/17/21 (Call 01/17/21)	25	25,837
3.00%, 02/15/22	50	51,860
3.40%, 05/15/25 (Call 02/15/25)	75	77,594
3.80%, 03/15/22	50	53,930
3.90%, 03/11/24 (Call 12/11/23)	50	53,777
3.95%, 01/15/25 (Call 10/15/24)	25	26,945
4.13%, 02/17/26 (Call 11/17/25)	25	27,248
4.30%, 12/15/42 (Call 06/15/42)	25	24,963
4.35%, 06/15/45 (Call 12/15/44)	50	49,922
4.45%, 04/01/24 (Call 01/01/24)	50	55,459
4.50%, 05/15/35 (Call 11/15/34)	50	52,956
4.60%, 02/15/21 (Call 11/15/20)	25	27,625
4.75%, 05/15/46 (Call 11/15/45)	50	52,954
5.00%, 03/01/21	50	56,115
5.20%, 03/15/20	25	28,032
5.35%, 09/01/40	50	56,693
5.50%, 02/01/18	25	26,538
5.65%, 02/15/47 (Call 08/15/46)	25	29,853
6.00%, 08/15/40 (Call 05/15/40)	25	30,362

66

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BAA — BA RATED CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
6.30%, 01/15/38	$50	$62,626
6.38%, 03/01/41	25	31,538
British Telecommunications PLC
9.38%, 12/15/30	50	80,805
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	25	26,895
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)	10	9,479
5.80%, 03/15/22	25	25,563
6.45%, 06/15/21	25	26,687
7.60%, 09/15/39	25	22,375
Series V
5.63%, 04/01/20	25	26,438
Series Y
7.50%, 04/01/24 (Call 01/01/24)	25	26,687
Deutsche Telekom International Finance BV
8.75%, 06/15/30	50	78,364
9.25%, 06/01/32	10	16,456
Embarq Corp.
8.00%, 06/01/36	25	25,984
Frontier Communications Corp.
6.25%, 09/15/21 (Call 06/15/21)	25	24,313
6.88%, 01/15/25 (Call 10/15/24)	25	21,925
7.13%, 01/15/23	25	23,188
7.63%, 04/15/24	10	9,225
8.13%, 10/01/18	25	27,500
8.88%, 09/15/20 (Call 06/15/20)	25	26,867
9.00%, 08/15/31	25	23,438
10.50%, 09/15/22 (Call 06/15/22)	25	27,000
11.00%, 09/15/25 (Call 06/15/25)	50	53,375
Harris Corp.
2.00%, 04/27/18	25	25,101
5.05%, 04/27/45 (Call 10/27/44)	10	11,851
Koninklijke KPN NV
8.38%, 10/01/30	25	35,165
Motorola Solutions Inc.
3.75%, 05/15/22	25	25,414
4.00%, 09/01/24	10	9,925
New Cingular Wireless Services Inc.
8.75%, 03/01/31	50	75,982
Nokia OYJ
5.38%, 05/15/19	25	27,031
6.63%, 05/15/39	10	10,775
Orange SA
2.75%, 02/06/19	10	10,317
5.38%, 07/08/19	25	27,765
5.38%, 01/13/42	25	31,154
9.00%, 03/01/31	50	79,589
Qwest Corp.
6.75%, 12/01/21	25	27,437
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	25	26,200
4.50%, 03/15/43 (Call 09/15/42)	10	10,944
5.00%, 03/15/44 (Call 09/15/43)	25	29,721
6.80%, 08/15/18	25	27,591
Sprint Communications Inc.
7.00%, 03/01/20[a]	25	26,531
9.00%, 11/15/18[a]	100	108,375
T-Mobile USA Inc.
6.00%, 03/01/23 (Call 09/01/18)	25	26,431
6.13%, 01/15/22 (Call 01/15/18)	25	26,328
6.25%, 04/01/21 (Call 04/01/17)	25	26,156
6.38%, 03/01/25 (Call 09/01/19)	75	80,250

Security	Principal (000s)	Value
6.50%, 01/15/26 (Call 01/15/21)	$25	$27,075
6.54%, 04/28/20 (Call 08/09/16)	25	25,813
6.63%, 04/28/21 (Call 04/28/17)	25	26,281
6.63%, 04/01/23 (Call 04/01/18)	25	26,832
6.73%, 04/28/22 (Call 04/28/17)	25	26,188
6.84%, 04/28/23 (Call 04/28/18)	25	26,688
Telecom Italia Capital SA
6.38%, 11/15/33	25	25,438
7.00%, 06/04/18	25	27,187
7.18%, 06/18/19	10	11,300
7.20%, 07/18/36	25	25,750
7.72%, 06/04/38	25	26,763
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	25	26,909
Telefonica Emisiones SAU
5.46%, 02/16/21	50	57,289
7.05%, 06/20/36	50	65,978
UPCB Finance VI Ltd.
6.88%, 01/15/22 (Call 01/15/17)[a]	135	142,256
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	25	25,532
2.63%, 02/21/20	50	51,885
3.50%, 11/01/21	25	26,988
3.50%, 11/01/24 (Call 08/01/24)	25	26,917
3.65%, 09/14/18	25	26,260
4.15%, 03/15/24 (Call 12/15/23)	25	27,870
4.27%, 01/15/36	50	52,245
4.40%, 11/01/34 (Call 05/01/34)	25	26,427
4.50%, 09/15/20	50	55,547
4.52%, 09/15/48	50	53,381
4.60%, 04/01/21	25	28,166
4.67%, 03/15/55	100	104,467
4.86%, 08/21/46	50	55,995
5.01%, 08/21/54	50	55,039
5.15%, 09/15/23	200	235,389
6.00%, 04/01/41	25	31,828
6.10%, 04/15/18	25	27,034
6.40%, 09/15/33	25	32,351
6.40%, 02/15/38	25	32,287
6.55%, 09/15/43	100	136,629
Vodafone Group PLC
1.50%, 02/19/18	25	25,033
2.50%, 09/26/22	25	25,169
2.95%, 02/19/23	25	25,662
4.38%, 02/19/43	25	24,789
4.63%, 07/15/18	25	26,509
6.15%, 02/27/37	25	30,423
7.88%, 02/15/30	10	13,567

		4,346,073
TOYS, GAMES & HOBBIES — 0.03%
Hasbro Inc.
6.35%, 03/15/40	10	12,439

		12,439
TRANSPORTATION — 1.42%
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	50	51,224
CSX Corp.
3.40%, 08/01/24 (Call 05/01/24)	50	53,852
3.70%, 10/30/20 (Call 07/30/20)	25	26,793

67

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BAA — BA RATED CORPORATE BOND ETF

July 31, 2016

Security	Principal or Shares (000s)	Value
3.95%, 05/01/50 (Call 11/01/49)	$10	$10,360
4.10%, 03/15/44 (Call 09/15/43)	25	27,293
4.75%, 05/30/42 (Call 11/30/41)	25	29,203
FedEx Corp.
3.90%, 02/01/35	10	10,473
4.00%, 01/15/24	25	27,862
4.10%, 04/15/43	25	26,383
4.10%, 02/01/45	25	26,437
4.55%, 04/01/46 (Call 10/01/45)	50	56,773
4.90%, 01/15/34	10	11,646
8.00%, 01/15/19	25	28,798
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	25	26,149
3.25%, 12/01/21 (Call 09/01/21)	25	26,464
4.45%, 06/15/45 (Call 12/15/44)	25	28,907
5.75%, 04/01/18	25	26,810
6.00%, 05/23/11	25	31,440

		526,867

TOTAL CORPORATE BONDS & NOTES (Cost: $35,393,361)		36,329,919

SHORT-TERM INVESTMENTS — 1.11%

MONEY MARKET FUNDS — 1.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[c,d,e]	121	121,111
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[c,d,e]	26	26,089
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	265	264,537

		411,737

TOTAL SHORT-TERM INVESTMENTS
(Cost: $411,737)		411,737

TOTAL INVESTMENTS IN SECURITIES — 98.98%
(Cost: $35,805,098)[f]		36,741,656
Other Assets, Less Liabilities — 1.02%		378,574

NET ASSETS — 100.00%		$37,120,230

VRN — Variable Rate Note

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $35,805,098. Net unrealized appreciation was $936,558, of which $1,281,547 represented gross unrealized appreciation on securities and $344,989 represented gross unrealized depreciation on securities.

68

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BAA — BA RATED CORPORATE BOND ETF

July 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$36,329,919	$—	$36,329,919
Money market funds	411,737	—	—	411,737

Total	$411,737	$36,329,919	$—	$36,741,656

69

Schedule of Investments  (Unaudited)

iSHARES® CMBS ETF

July 31, 2016

Security	Principal (000s)	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 60.73%

MORTGAGE-BACKED SECURITIES — 60.73%
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PW18, Class AM
6.08%, 06/11/50[a]	$400	$415,849
Series 2007-PW18, Class AMA
6.09%, 06/11/50 (Call 12/07/17)[a]	1,500	1,554,141
Series 2007-T28, Class AJ
5.92%, 09/11/42 (Call 10/07/17)[a]	140	143,749
CFCRE Commercial Mortgage Trust
Series 2011-C2, Class A2
3.06%, 12/15/47	61	61,184
Series 2016-C3, Class A3
3.87%, 01/10/48	500	557,855
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class A4
3.02%, 09/10/45	300	319,659
Series 2013-GC11, Class A3
2.82%, 04/10/46	859	899,015
Series 2013-GC11, Class AS
3.42%, 04/10/46	100	106,686
Series 2013-GC15, Class A4
4.37%, 09/10/46[a]	750	860,807
Series 2013-GC17, Class A4
4.13%, 11/10/46	2,209	2,505,121
Series 2014-GC19, Class A4
4.02%, 03/10/47	500	561,248
Series 2014-GC21, Class A2
2.90%, 05/10/47	700	722,587
Series 2014-GC21, Class A5
3.86%, 05/10/47	500	558,155
Series 2014-GC23
2.85%, 07/10/47	250	258,527
Series 2014-GC23, Class A4
3.62%, 07/10/47	750	827,434
Series 2014-GC23, Class AS
3.86%, 07/10/47	250	274,488
Series 2014-GC23, Class C
4.45%, 07/10/47[a]	250	262,256
Series 2014-GC25, Class AS
4.02%, 10/10/47	750	833,915
Series 2014-GC25, Class B
4.35%, 10/10/47	100	111,951
Series 2015-GC27
3.14%, 02/10/48	750	794,469
Series 2015-GC27, Class AS
3.57%, 02/10/48	250	268,933
Series 2015-GC29, Class A2
2.67%, 04/10/48	500	516,785
Series 2015-GC29, Class C
4.16%, 04/10/48[a]	250	253,401

Security	Principal (000s)	Value
Series 2015-GC31, Class A4
3.76%, 06/10/48	$750	$832,853
Series 2015-GC33, Class A4
3.78%, 09/10/58	500	555,393
Series 2015-GC35, Class AAB
3.61%, 11/10/48	500	544,912
Series 2015-P1
3.72%, 09/15/48	750	832,432
Series 2016-GC36, Class A5
3.62%, 02/10/49	650	714,754
Series 2016-GC37, Class A4
3.31%, 04/10/49	1,500	1,609,020
Series 2016-P3, Class A2
2.74%, 04/15/49	750	777,789
COMM Mortgage Trust
Series 2012-CR1, Class A3
3.39%, 05/15/45	250	269,797
Series 2012-CR1, Class AM
3.91%, 05/15/45	750	823,449
Series 2012-CR2, Class ASB
2.75%, 08/15/45	487	503,896
Series 2012-CR4, Class A2
1.80%, 10/15/45	390	390,219
Series 2012-CR4, Class A3
2.85%, 10/15/45	1,411	1,486,499
Series 2012-LC4, Class AM
4.06%, 12/10/44	125	137,208
Series 2012-LC4, Class C
5.63%, 12/10/44[a]	200	225,251
Series 2013-CR06, Class A2
2.12%, 03/10/46	500	503,036
Series 2013-CR06, Class ASB
2.62%, 03/10/46	500	517,765
Series 2013-CR07, Class A4
3.21%, 03/10/46	500	536,912
Series 2013-CR08, Class A5
3.61%, 06/10/46[a]	500	548,549
Series 2013-CR09, Class A4
4.23%, 07/10/45[a]	1,300	1,486,690
Series 2013-CR10, Class A1
1.28%, 08/10/46	119	118,634
Series 2013-CR10, Class A2
2.97%, 08/10/46	150	154,444
Series 2013-CR11, Class AM
4.72%, 10/10/46[a]	250	287,167
Series 2013-CR11, Class B
5.16%, 10/10/46[a]	600	706,600
Series 2013-CR12, Class A2
2.90%, 10/10/46	750	776,067
Series 2013-CR12, Class A3
3.77%, 10/10/46	800	886,541
Series 2013-CR12, Class A4
4.05%, 10/10/46	800	903,514
Series 2013-CR13, Class A2
3.04%, 12/10/18	500	519,538

70

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CMBS ETF

July 31, 2016

Security	Principal (000s)	Value
Series 2013-CR8, Class A2
2.37%, 06/10/46	$500	$507,297
Series 2013-LC6, Class A4
2.94%, 01/10/46	1,000	1,059,335
Series 2013-LC6, Class AM
3.28%, 01/10/46	100	106,220
Series 2013-LC6, Class ASB
2.48%, 01/10/46	300	309,925
Series 2013-LC6, Class B
3.74%, 01/10/46	430	459,814
Series 2014-CR15, Class A2
2.93%, 02/10/47	785	812,453
Series 2014-CR15, Class A4
4.07%, 02/10/47[a]	400	452,428
Series 2014-CR16, Class A4
4.05%, 04/10/47	500	564,599
Series 2014-CR16, Class ASB
3.65%, 04/10/47	215	233,597
Series 2014-CR17, Class A1
1.28%, 05/10/47	2,096	2,084,370
Series 2014-CR17, Class A5
3.98%, 05/10/47	450	502,522
Series 2014-CR17, Class B
4.38%, 05/10/47	292	330,841
Series 2014-CR18, Class A4
3.55%, 07/15/47	2,217	2,427,357
Series 2014-CR18, Class AM
4.10%, 07/15/47	300	334,652
Series 2014-CR19, Class A2
2.97%, 08/10/47	1,000	1,037,165
Series 2014-CR19, Class A5
3.80%, 08/10/47	438	487,771
Series 2014-CR19, Class B
4.70%, 08/10/47[a]	650	743,503
Series 2014-CR20, Class A1
1.32%, 11/10/47	721	719,139
Series 2014-CR20, Class AM
3.94%, 11/10/47	250	275,717
Series 2014-CR21, Class A3
3.53%, 12/10/47	1,000	1,095,159
Series 2014-CR21, Class C
4.57%, 12/10/47[a]	350	371,944
Series 2014-LC15, Class A4
4.01%, 04/10/47	500	562,169
Series 2014-LC17, Class A5
3.92%, 10/10/47	675	757,087
Series 2014-UBS2, Class A1
1.30%, 03/10/47	776	771,687
Series 2014-UBS2, Class A2
2.82%, 03/10/47	350	361,626
Series 2014-UBS2, Class A5
3.96%, 03/10/47	250	278,189
Series 2014-UBS3, Class A4
3.82%, 06/10/47	750	828,532

Security	Principal (000s)	Value
Series 2014-UBS3, Class C
4.78%, 06/10/47[a]	$150	$160,500
Series 2014-UBS4, Class A2
2.96%, 08/10/47	300	312,277
Series 2014-UBS4, Class A4
3.42%, 08/10/47	1,500	1,624,515
Series 2014-UBS4, Class A5
3.69%, 08/10/47	500	546,904
Series 2014-UBS4, Class AM
3.97%, 08/10/47	500	534,998
Series 2014-UBS4, Class B
4.35%, 08/10/47	250	278,496
Series 2014-UBS5, Class A1
1.37%, 09/10/47	165	163,691
Series 2014-UBS5, Class A4
3.84%, 09/10/47 (Call 09/06/24)	665	735,063
Series 2014-UBS6, Class A5
3.64%, 12/10/47	500	546,151
Series 2015-CR22, Class A5
3.31%, 03/10/48	500	538,385
Series 2015-CR22, Class AM
3.60%, 03/10/48[a]	200	215,619
Series 2015-CR22, Class C
4.13%, 03/10/48[a]	300	304,541
Series 2015-CR23, Class A3
3.23%, 05/10/48	1,500	1,595,365
Series 2015-CR23, Class A4
3.50%, 05/10/48	500	541,581
Series 2015-CR24, Class B
4.37%, 08/10/55[a]	250	281,584
Series 2015-CR24, Class D
3.46%, 08/10/55[a]	200	150,163
Series 2015-CR25, Class A4
3.76%, 08/10/48	750	831,562
Series 2015-CR25, Class B
4.55%, 08/10/48[a]	300	340,592
Series 2015-CR26, Class A4
3.63%, 10/10/48	898	983,621
Series 2015-DC1, Class A5
3.35%, 02/10/48	750	801,448
Series 2015-DC1, Class ASB
3.14%, 02/10/48	400	422,550
Series 2015-DC1, Class B
4.04%, 02/10/48[a]	500	541,839
Series 2015-DC1, Class C
4.35%, 02/10/48[a]	250	257,551
Series 2015-LC19, Class AM
3.53%, 02/10/48	500	540,282
Series 2015-LC21, Class A2
2.98%, 07/10/48	580	608,426
Series 2015-LC21, Class A4
3.71%, 07/10/48	500	552,611
Series 2015-PC1, Class A2
3.15%, 07/10/50	155	163,183

71

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CMBS ETF

July 31, 2016

Security	Principal (000s)	Value
Series 2015-PC1, Class A5
3.90%, 07/10/50	$850	$944,391
Series 2015-PC1, Class ASB
3.61%, 07/10/50	1,000	1,083,629
Series 2016-CR28, Class A4
3.76%, 02/10/49	1,000	1,113,865
Series 2016-DC2, Class A5
3.77%, 02/10/49	1,000	1,111,952
Series 2016-DC2, Class AM
4.24%, 02/10/49	750	843,929
Series 2016-DC2, Class C
4.64%, 02/10/49[a]	250	261,739
Commercial Mortgage Pass Through Certificates
Series 2012-CR3, Class A3
2.82%, 10/15/45	150	157,526
Series 2014-CR14, Class A2
3.15%, 02/10/47	395	410,007
Series 2014-CR14, Class A4
4.24%, 02/10/47[a]	425	484,618
Series 2014-CR14, Class B
4.60%, 02/10/47[a]	985	1,138,059
Series 2014-CR14, Class C
4.60%, 02/10/47[a]	200	216,906
CSAIL Commercial Mortgage Trust Series 2015-C1, Class A4
3.51%, 04/15/50	500	546,779
Series 2015-C2, Class A4
3.50%, 06/15/57	500	543,621
Series 2015-C2, Class AS
3.85%, 06/15/57	200	219,616
Series 2015-C3, Class A4
3.72%, 08/15/48	650	718,531
Series 2015-C4, Class D
3.59%, 11/15/48[a]	250	202,215
Series 2016-C5, Class C
1.00%, 11/15/48[a]	750	777,438
DBJPM Mortgage Trust Series 2016-C1, Class A1
1.68%, 05/10/49	301	304,249
GS Mortgage Securities Corp. II Series 2012-GC6, Class A3
3.48%, 01/10/45	1,000	1,080,065
Series 2012-GCJ7, Class A4
3.38%, 05/10/45	700	752,392
Series 2012-GCJ9, Class A3
2.77%, 11/10/45	1,000	1,048,457
Series 2012-GCJ9, Class AS
3.12%, 11/10/45	150	158,290
Series 2013-GC10, Class A5
2.94%, 02/10/46	400	423,412
Series 2015-GC30, Class AAB
3.12%, 05/10/50	462	487,945
GS Mortgage Securities Trust Series 2011-GC5, Class A3
3.82%, 08/10/44	100	104,738

Security	Principal (000s)	Value
Series 2012-GC6, Class AAB
3.31%, 01/10/45	$150	$157,148
Series 2012-GCJ7, Class AS
4.09%, 05/10/45	100	110,098
Series 2013-GC12, Class A2
2.01%, 06/10/46	1,500	1,505,717
Series 2013-GC12, Class AS
3.38%, 06/10/46	300	318,443
Series 2013-GC12, Class B
3.78%, 06/10/46[a]	115	123,029
Series 2013-GC14, Class A5
4.24%, 08/10/46	550	625,670
Series 2013-GC16, Class A4
4.27%, 11/10/46	500	571,002
Series 2013-GC16, Class AS
4.65%, 11/10/46	150	172,058
Series 2013-GC16, Class C
5.32%, 11/10/46[a]	100	111,684
Series 2014-GC18, Class A4
4.07%, 01/10/47	300	337,557
Series 2014-GC20, Class A3
3.68%, 04/10/47	1,210	1,305,302
Series 2014-GC20, Class A5
4.00%, 04/10/47	400	448,935
Series 2014-GC20, Class B
4.53%, 04/10/47[a]	250	280,840
Series 2014-GC20, Class C
4.87%, 04/10/47[a]	500	536,858
Series 2014-GC22, Class A5
3.86%, 06/10/47	2,000	2,235,180
Series 2014-GC22, Class AS
4.11%, 06/10/47	250	278,978
Series 2014-GC24, Class A5
3.93%, 09/10/47	1,023	1,146,069
Series 2014-GC24, Class AAB
3.65%, 09/10/47	600	654,906
Series 2014-GC26, Class A2
2.90%, 11/10/47	500	521,756
Series 2014-GC26, Class A5
3.63%, 11/10/47	750	824,133
Series 2015-GC30, Class AS
3.78%, 05/10/50	500	546,685
Series 2015-GC32, Class A2
3.06%, 07/10/48	750	786,818
Series 2015-GC32, Class A3
3.50%, 07/10/48	600	651,311
Series 2015-GC32, Class B
1.00%, 07/10/48[a]	1,000	1,150,072
Series 2015-GC34, Class A4
3.51%, 10/10/48	1,500	1,636,215
Series 2015-GG28, Class A5
3.40%, 02/10/48	1,000	1,080,853
Series 2015-GS1, Class D
3.27%, 11/10/48	415	313,162

72

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CMBS ETF

July 31, 2016

Security	Principal (000s)	Value
JPMBB Commercial Mortgage Securities Trust Series 2013-C12, Class A1
1.08%, 07/15/45	$143	$142,818
Series 2013-C12, Class A2
2.42%, 07/15/45	400	407,007
Series 2013-C12, Class AS
4.02%, 07/15/45[a]	500	553,749
Series 2013-C12, Class D
4.09%, 07/15/45[a]	50	45,264
Series 2013-C14
4.56%, 08/15/46[a]	500	572,396
Series 2013-C14, Class A2
3.02%, 08/15/46	1,250	1,294,227
Series 2013-C14, Class AS
4.41%, 08/15/46[a]	150	169,345
Series 2013-C15, Class A2
2.98%, 11/15/45	304	313,865
Series 2013-C15, Class A5
4.13%, 11/15/45	500	567,993
Series 2013-C15, Class ASB
3.66%, 11/15/45	587	638,903
Series 2013-C15, Class B
4.93%, 11/15/45	200	232,106
Series 2013-C15, Class C
5.05%, 11/15/45[a]	110	123,365
Series 2013-C17, Class A4
4.20%, 01/15/47	490	559,080
Series 2013-C17, Class C
4.89%, 01/15/47[a]	100	108,956
Series 2014-C18, Class A1
1.25%, 02/15/47	145	144,438
Series 2014-C18, Class A5
4.08%, 02/15/47 (Call 02/11/24)	400	452,539
Series 2014-C18, Class AS
4.44%, 02/15/47 (Call 02/11/24)[a]	200	227,232
Series 2014-C18, Class ASB
3.57%, 02/15/47	500	541,909
Series 2014-C18, Class B
4.81%, 02/15/47 (Call 02/11/24)[a]	225	258,799
Series 2014-C19, Class A2
3.05%, 04/15/47	300	312,117
Series 2014-C19, Class ASB
3.58%, 04/15/47	905	981,377
Series 2014-C19, Class C
4.67%, 04/15/47[a]	200	214,006
Series 2014-C21, Class A5
3.77%, 08/15/47	500	555,846
Series 2014-C21, Class ASB
3.43%, 08/15/47	400	431,489
Series 2014-C22, Class A4
3.80%, 09/15/47 (Call 07/15/24)	750	831,720
Series 2014-C22, Class C
4.56%, 09/15/47 (Call 08/15/24)[a]	200	209,794
Series 2014-C23, Class A5
3.93%, 09/15/47 (Call 09/15/24)	900	1,009,547

Security	Principal (000s)	Value
Series 2014-C23, Class ASB
3.66%, 09/15/47 (Call 07/15/24)	$350	$382,912
Series 2014-C24, Class A2
2.94%, 11/15/47	1,000	1,043,365
Series 2014-C25, Class A4A1
3.41%, 11/15/47	1,000	1,086,716
Series 2015-C27, Class A1
1.41%, 02/15/48 (Call 12/15/19)	391	390,982
Series 2015-C27, Class A2
2.73%, 02/15/48 (Call 01/15/20)	500	518,990
Series 2015-C27, Class AS
3.63%, 02/15/48	500	539,786
Series 2015-C28, Class A3
2.91%, 10/15/48	750	780,312
Series 2015-C28, Class A4
3.23%, 10/15/48	750	799,710
Series 2015-C28, Class ASB
3.04%, 10/15/48	500	528,678
Series 2015-C29, Class A4
3.61%, 05/15/48 (Call 05/15/25)	1,500	1,648,742
Series 2015-C29, Class B
4.12%, 05/15/48 (Call 05/15/25)[a]	250	272,754
Series 2015-C31, Class A3
3.80%, 08/15/48	840	933,926
Series 2015-C32, Class A2
2.82%, 11/15/48	1,500	1,568,953
Series 2015-C32, Class A5
3.60%, 11/15/48	1,250	1,374,152
Series 2015-C32, Class ASB
3.36%, 11/15/48	750	807,220
Series 2015-C32, Class B
4.39%, 11/15/48[a]	500	557,169
Series 2015-C33, Class A4
3.77%, 12/15/48	500	557,289
Series 2016-C1, Class A5
3.58%, 03/15/49	1,000	1,097,656
Series 2016-C1, Class ASB
3.32%, 03/15/49	1,000	1,074,636
Series 2016-C1, Class B
4.75%, 03/15/49[a]	450	527,650
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-LC9, Class A3
2.48%, 12/15/47	200	205,765
Series 2012-LC9, Class A5
2.84%, 12/15/47	500	526,873
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-C1, Class A4
5.72%, 02/15/51	298	304,355
Series 2007-LD12, Class AM
6.01%, 02/15/51[a]	1,000	1,022,108
Series 2011-C5, Class A3
4.17%, 08/15/46	500	547,676
Series 2012-C6, Class A3
3.51%, 05/15/45	300	326,864

73

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CMBS ETF

July 31, 2016

Security	Principal (000s)	Value
Series 2012-C8, Class A3
2.83%, 10/15/45	$250	$263,812
Series 2012-C8, Class ASB
2.38%, 10/15/45	275	282,866
Series 2013-C10, Class A5
3.14%, 12/15/47	600	642,710
Series 2013-C10, Class AS
3.37%, 12/15/47	100	106,283
Series 2013-C10, Class ASB
2.70%, 12/15/47	100	104,178
Series 2013-C10, Class B
3.67%, 12/15/47[a]	100	106,800
Series 2013-C10, Class C
4.15%, 12/15/47[a]	200	208,326
Series 2013-C13, Class A4
3.99%, 01/15/46[a]	250	280,705
Series 2013-LC11, Class A5
2.96%, 04/15/46	500	530,194
Series 2013-LC11, Class AS
3.22%, 04/15/46	876	923,365
Series 2013-LC11, Class C
3.96%, 04/15/46[a]	100	102,519
Series 2014-C20, Class A5
3.80%, 07/15/47	500	556,047
Series 2014-C20, Class AS
4.04%, 07/15/47 (Call 06/11/24)	800	888,140
Series 2014-C20, Class B
4.40%, 07/15/47 (Call 06/11/24)[a]	100	111,849
Series 2014-C20, Class C
4.57%, 07/15/47 (Call 06/11/24)[a]	200	210,167
Series 2015-JP1, Class A2
3.14%, 01/15/49	600	636,801
Series 2015-JP1, Class A5
3.91%, 01/15/49	800	899,353
LB-UBS Commercial Mortgage Trust Series 2007-C7, Class A3
5.87%, 09/15/45[a]	255	264,664
Merrill Lynch Mortgage Trust
Series 2008-C1, Class A4
5.69%, 02/12/51	87	89,065
Series 2008-C1, Class AM
6.26%, 02/12/51[a]	290	303,361
ML-CFC Commercial Mortgage Trust Series 2007-9, Class AM
5.86%, 09/12/49[a]	250	256,896
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class A3
2.51%, 11/15/45	623	642,712
Series 2012-C6, Class A4
2.86%, 11/15/45	300	316,114
Series 2012-C6, Class AS
3.48%, 11/15/45	1,250	1,339,765

Security	Principal (000s)	Value
Series 2013-C07, Class AAB
2.47%, 02/15/46	$150	$153,464
Series 2013-C07, Class AS
3.21%, 02/15/46 (Call 01/11/23)	121	127,194
Series 2013-C07, Class B
3.77%, 02/15/46 (Call 01/11/23)	200	214,502
Series 2013-C09, Class A4
3.10%, 05/15/46	500	532,411
Series 2013-C09, Class AAB
2.66%, 05/15/46	300	309,017
Series 2013-C10, Class A4
4.08%, 07/15/46[a]	250	282,392
Series 2013-C10, Class ASB
3.91%, 07/15/46[a]	250	271,782
Series 2013-C11, Class A3
3.96%, 08/15/46	500	559,125
Series 2013-C11, Class A4
4.21%, 08/15/46[a]	2,000	2,276,984
Series 2013-C13, Class A4
4.04%, 11/15/46	600	676,796
Series 2013-C13, Class ASB
3.56%, 11/15/46	800	858,385
Series 2013-C13, Class C
4.89%, 11/15/46[a]	230	255,234
Series 2013-C8, Class B
3.56%, 12/15/48[a]	200	211,653
Series 2014-C14, Class A3
3.67%, 02/15/47	250	269,238
Series 2014-C14, Class AS
4.38%, 02/15/47[a]	200	226,143
Series 2014-C14, Class B
4.64%, 02/15/47[a]	200	228,801
Series 2014-C15, Class ASB
3.65%, 04/15/47	250	271,523
Series 2014-C16, Class A5
3.89%, 06/15/47	500	557,640
Series 2014-C17, Class A5
3.74%, 08/15/47 (Call 07/11/24)	750	831,189
Series 2014-C19, Class A2
3.10%, 12/15/47	715	750,010
Series 2014-C19, Class A4
3.53%, 12/15/47	500	547,309
Series 2015-C20, Class AS
3.61%, 02/15/48	500	541,790
Series 2015-C21, Class A1
1.55%, 03/15/48	195	195,235
Series 2015-C21, Class A4
3.34%, 03/15/48	800	861,516
Series 2015-C22, Class C
4.24%, 04/15/48[a]	250	254,466
Series 2015-C23, Class A3
3.45%, 07/15/50	750	812,349
Series 2015-C24, Class A3
3.48%, 05/15/48	375	406,126

74

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CMBS ETF

July 31, 2016

Security	Principal (000s)	Value
Series 2015-C24, Class A4
3.73%, 05/15/48	$950	$1,047,292
Series 2015-C25, Class A5
3.64%, 10/15/48	750	827,233
Series 2015-C25, Class ASB
3.38%, 10/15/48	500	537,537
Series 2015-C27, Class A1
1.98%, 12/15/47	1,173	1,188,416
Series 2016-C29, Class A4
3.33%, 05/15/49	1,000	1,077,717
Morgan Stanley Capital I Trust
Series 2007-HQ13, Class A3
5.57%, 12/15/44	1,127	1,148,592
Series 2007-IQ14, Class A2
5.61%, 04/15/49	51	50,881
Series 2007-IQ16 Class A4
5.81%, 12/12/49	542	554,342
Series 2008-T29, Class A4
6.28%, 01/11/43[a]	731	761,560
Series 2011-C3, Class A3
4.05%, 07/15/49	250	263,342
Series 2011-C3, Class A4
4.12%, 07/15/49	170	187,556
Series 2012-C4, Class A4
3.24%, 03/15/45	700	747,127
Series 2015-MS1, Class A4
3.78%, 05/15/48	500	557,552
Series 2015-UBS8, Class A
4.11%, 12/15/48	250	280,897
Series 2016-UBS9, Class A4
3.59%, 03/15/49	1,500	1,656,500
UBS Commercial Mortgage Trust
Series 2012-C1, Class A3
3.40%, 05/10/45	1,079	1,163,110
Series 2012-C1, Class B
4.82%, 05/10/45	150	165,653
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4
3.53%, 05/10/63	1,234	1,341,923
Series 2012-C3, Class A4
3.09%, 08/10/49	650	691,978
Series 2012-C4, Class A5
2.85%, 12/10/45	250	262,925
Series 2012-C4, Class AAB
2.46%, 12/10/45	326	336,516
Series 2013-C5, Class A4
3.18%, 03/10/46	890	950,760
Series 2013-C6, Class A4
3.24%, 04/10/46	677	725,844
UBS-Citigroup Commercial Mortgage Trust
Series 2011-C1, Class A3
3.60%, 01/10/45	405	434,855
Series 2011-C1, Class AAB
3.19%, 01/10/45	250	259,209

Security	Principal (000s)	Value
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class A2
1.84%, 10/15/45	$1,000	$999,694
Series 2012-LC5, Class A3
2.92%, 10/15/45	1,260	1,335,337
Series 2012-LC5, Class AS
3.54%, 10/15/45	200	214,843
Series 2012-LC5, Class B
4.14%, 10/15/45	300	330,751
Series 2013-LC12, Class A4
4.22%, 07/15/46[a]	650	737,568
Series 2013-LC12, Class AS
4.30%, 07/15/46[a]	473	531,543
Series 2013-LC12, Class ASB
3.93%, 07/15/46[a]	300	330,583
Series 2013-LC12, Class C
4.30%, 07/15/46[a]	100	106,182
Series 2014-LC16, Class A2
2.82%, 08/15/50	250	258,825
Series 2015-C26, Class A4
3.17%, 02/15/48	900	958,016
Series 2015-C27, Class B
4.14%, 02/15/48	330	366,624
Series 2015-C28, Class A2
2.86%, 05/15/48	765	798,787
Series 2015-C28, Class A4
3.54%, 05/15/48	500	546,381
Series 2015-C28, Class AS
3.87%, 05/15/48	250	274,966
Series 2015-C29, Class A4
3.64%, 06/15/48	1,100	1,211,068
Series 2015-C29, Class AS
4.01%, 06/15/48	750	833,953
Series 2015-C30, Class A4
3.66%, 09/15/58	800	883,850
Series 2015-C31, Class A3
3.43%, 11/15/48	1,000	1,084,361
Series 2015-C31, Class A4
3.70%, 11/15/48	500	553,470
Series 2015-C31, Class C
4.61%, 11/15/48 (Call 11/11/25)[a]	450	471,219
Series 2015-NXS2, Class A5
3.77%, 07/15/58	750	832,977
Series 2015-SG1, Class A2
2.97%, 12/15/47	215	224,945
Series 2015-SG1, Class D
4.47%, 12/15/47[a]	200	164,127
WFRBS Commercial Mortgage Trust
Series 2011-C5, Class A4
3.67%, 11/15/44	1,000	1,088,285
Series 2012-C06, Class AS
3.84%, 04/15/45	145	157,845
Series 2012-C07, Class A2
3.43%, 06/15/45	500	542,187
Series 2012-C08, Class A3
3.00%, 08/15/45	360	382,982

75

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CMBS ETF

July 31, 2016

Security	Principal (000s)	Value
Series 2012-C09, Class A3
2.87%, 11/15/45	$200	$211,267
Series 2012-C09, Class C
4.54%, 11/15/45[a]	150	161,218
Series 2012-C10, Class A3
2.88%, 12/15/45	200	211,533
Series 2012-C8, Class ASB
2.56%, 08/15/45	400	412,815
Series 2013-C11, Class A4
3.04%, 03/15/45	825	875,030
Series 2013-C13, Class C
3.91%, 05/15/45	110	114,123
Series 2013-C14, Class A5
3.34%, 06/15/46	1,510	1,631,899
Series 2013-C18, Class A3
3.65%, 12/15/46	500	538,849
Series 2013-C18, Class A4
3.90%, 12/15/46	600	672,587
Series 2013-UBS1, Class A4
4.08%, 03/15/46[a]	800	905,116
Series 2014-C19, Class A4
3.83%, 03/15/47	300	332,953
Series 2014-C19, Class B
4.72%, 03/15/47 (Call 03/01/24)[a]	300	340,843
Series 2014-C20 Class A5
4.00%, 05/15/47	200	225,004
Series 2014-C20, Class ASB
3.64%, 05/15/47	375	408,497
Series 2014-C22, Class A3
3.53%, 09/15/57	150	161,977
Series 2014-C22, Class A4
3.49%, 09/15/57	900	979,964
Series 2014-C22, Class A5
3.75%, 09/15/57	400	444,317
Series 2014-C22, Class AS
4.07%, 09/15/57[a]	200	223,049
Series 2014-C24, Class A2
2.86%, 11/15/47	500	520,862
Series 2014-C24, Class A5
3.61%, 11/15/47	100	109,642
Series 2014-C24, Class C
4.29%, 11/15/47	100	104,016
Series 2014-LC14, Class ASB
3.52%, 03/15/47	150	162,341

		195,993,268

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $188,823,779)		195,993,268

U.S. GOVERNMENT AGENCY OBLIGATIONS — 38.68%

MORTGAGE-BACKED SECURITIES — 38.68%
Federal National Mortgage Association
Series 2010-M1, Class A2
4.45%, 09/25/19	199	215,688

Security	Principal (000s)	Value
Series 2010-M3, Class A3
4.33%, 03/25/20[a]	$335	$364,459
Series 2010-M4, Class A3
3.82%, 06/25/20	227	245,220
Series 2011-M1, Class A3
3.76%, 06/25/21	845	923,205
Series 2011-M4, Class A2
3.73%, 06/25/21	1,500	1,647,390
Series 2011-M5, Class A2
2.94%, 07/25/21	1,750	1,869,735
Series 2011-M7, Class A2
2.58%, 09/25/18	383	390,323
Series 2012-M01, Class A2
2.73%, 10/25/21	1,000	1,043,160
Series 2012-M02, Class A2
2.72%, 02/25/22	500	525,130
Series 2012-M05, Class A2
2.72%, 02/25/22	375	397,136
Series 2012-M08, Class A2
2.35%, 05/25/22	400	415,212
Series 2012-M08, Class ASQ2
1.52%, 12/25/19	200	200,433
Series 2012-M09, Class ASQ2
1.51%, 12/25/17	202	202,447
Series 2012-M14, Class A2
2.30%, 09/25/22[a]	1,500	1,549,815
Series 2012-M15, Class A
2.66%, 10/25/22[a]	1,374	1,449,879
Series 2012-M17, Class A2
2.18%, 11/25/22	400	408,500
Series 2012-M9, Class A2
2.48%, 04/25/22	1,000	1,044,380
Series 2013-M06, Class 1AC
3.99%, 02/25/43[a]	300	329,745
Series 2013-M07, Class A2
2.28%, 12/27/22	907	927,897
Series 2013-M07, Class ASQ2
1.23%, 03/26/18	293	291,535
Series 2013-M12, Class APT
2.39%, 03/25/23[a]	855	887,429
Series 2013-M13, Class A
1.60%, 05/25/18	382	383,475
Series 2013-M14, Class A2
3.33%, 10/25/23[a]	1,500	1,644,015
Series 2013-M14, Class APT
2.51%, 04/25/23[a]	1,603	1,682,088
Series 2013-M4, Class ATS2
2.61%, 03/25/22[a]	1,500	1,557,165
Series 2013-M6, Class 1A2
3.50%, 02/25/43[a]	300	323,130
Series 2014-M03, Class A2
3.47%, 01/25/24[a]	250	276,505
Series 2014-M06, Class A2
2.68%, 05/25/21[a]	1,000	1,048,430
Series 2014-M09, Class A2
3.10%, 07/25/24[a]	500	541,555

76

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CMBS ETF

July 31, 2016

Security	Principal (000s)	Value
Series 2014-M10, Class ASQ2
2.17%, 09/25/19[a]	$750	$769,065
Series 2014-M11, Class 1A
3.12%, 08/25/24[a]	988	1,076,795
Series 2014-M11, Class 2A
3.31%, 08/25/26[a]	728	809,608
Series 2014-M13, Class A2
3.02%, 08/25/24[a]	200	215,306
Series 2014-M2, Class A2
3.51%, 12/25/23[a]	1,150	1,273,130
Series 2014-M4, Class A2
3.35%, 03/25/24[a]	700	768,320
Series 2015-M01, Class A2
2.53%, 09/25/24	750	783,398
Series 2015-M02, Class A
2.62%, 12/25/24	484	508,838
Series 2015-M04, Class AV2
2.51%, 07/25/22[a]	1,000	1,043,080
Series 2015-M07, Class A2
2.59%, 12/25/24	500	523,710
Series 2015-M08, Class A2
2.90%, 01/25/25[a]	1,250	1,334,375
Series 2015-M11, Class A1
2.10%, 04/25/25	194	198,928
Series 2015-M11, Class A2
2.83%, 04/25/25[a]	800	852,432
Series 2015-M3, Class A1
2.30%, 10/25/24	136	140,735
Series 2016-M1, Class A1
2.43%, 01/25/26	247	256,999
Series 2016-M3, Class ASQ2
2.26%, 02/25/23	376	388,679
FHLMC Multifamily Structured Pass Through Certificates
Series K003, Class A5
5.09%, 03/25/19	2,064	2,253,331
Series K006, Class A2
4.25%, 01/25/20	2,186	2,379,745
Series K007, Class A1
3.34%, 12/25/19	101	102,650
Series K007, Class A2
4.22%, 03/25/20	1,950	2,128,542
Series K008, Class A1
2.75%, 12/25/19	208	210,662
Series K008, Class A2
3.53%, 06/25/20	510	547,239
Series K009, Class A2
3.81%, 08/25/20	1,520	1,654,748
Series K010, Class A1
3.32%, 07/25/20	160	163,001
Series K010, Class A2
4.33%, 10/25/20	2,350	2,610,027
Series K011, Class A1
2.92%, 08/25/20	112	115,442
Series K013, Class A2
3.97%, 01/25/21 (Call 01/11/21)	1,000	1,105,130

Security	Principal (000s)	Value
Series K014, Class A1
2.79%, 10/25/20	$148	$151,449
Series K015, Class A2
3.23%, 07/25/21	1,000	1,076,940
Series K017, Class A1
1.89%, 12/25/20	626	631,726
Series K017, Class A2
2.87%, 12/25/21	1,025	1,093,531
Series K018, Class A2
2.79%, 01/25/22	405	429,203
Series K019, Class A1
1.46%, 09/25/21	155	155,955
Series K019, Class A2
2.27%, 03/25/22	1,000	1,034,500
Series K020, Class A2
2.37%, 05/25/22	1,500	1,558,650
Series K022, Class A2
2.36%, 07/25/22	700	727,804
Series K023, Class A2
2.31%, 08/25/22	1,000	1,037,210
Series K025, Class A2
2.68%, 10/25/22	1,175	1,244,889
Series K026, Class A2
2.51%, 11/25/22	1,000	1,049,260
Series K027, Class A2
2.64%, 01/25/23	1,110	1,172,748
Series K028, Class A2
3.11%, 02/25/23	210	228,083
Series K029, Class A2
3.32%, 02/25/23[a]	1,000	1,099,980
Series K030, Class A1
2.78%, 09/25/22	682	712,743
Series K030, Class A2
3.25%, 04/25/23[a]	1,000	1,093,650
Series K031, Class A1
2.78%, 09/25/22	804	840,113
Series K031, Class A2
3.30%, 04/25/23[a]	1,000	1,098,140
Series K032, Class A1
3.02%, 02/25/23	611	644,304
Series K032, Class A2
3.31%, 05/25/23[a]	180	197,539
Series K033, Class A2
3.06%, 07/25/23[a]	1,250	1,350,112
Series K034, Class A2
3.53%, 07/25/23[a]	2,900	3,229,788
Series K035, Class A1
2.62%, 03/25/23	1,228	1,277,170
Series K035, Class A2
3.46%, 08/25/23[a]	500	553,160
Series K036, Class A2
3.53%, 10/25/23[a]	1,650	1,840,278
Series K037, Class A2
3.49%, 01/25/24	1,150	1,277,972
Series K038, Class A1
2.60%, 10/25/23	880	918,727

77

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CMBS ETF

July 31, 2016

Security	Principal (000s)	Value
Series K038, Class A2
3.39%, 03/25/24	$1,000	$1,107,810
Series K041, Class A2
3.17%, 10/25/24	1,500	1,639,920
Series K042, Class A2
2.67%, 12/25/24	1,750	1,850,415
Series K043, Class A2
3.06%, 12/25/24	1,300	1,410,227
Series K044, Class A2
2.81%, 01/25/25	1,250	1,331,462
Series K045, Class A2
3.02%, 01/25/25	1,000	1,082,130
Series K046, Class A2
3.21%, 03/25/25	1,000	1,097,340
Series K048, Class A2
3.28%, 06/25/25[a]	2,000	2,206,180
Series K049, Class A2
3.01%, 07/25/25	1,000	1,081,290
Series K050, Class A2
3.33%, 08/25/25[a]	1,050	1,164,912
Series K051, Class A2
3.31%, 09/25/25	1,000	1,108,390
Series K052, Class A2
3.15%, 11/25/25	2,000	2,191,860
Series K053, Class A2
3.00%, 12/25/25	1,700	1,838,465
Series K054, Class A2
2.75%, 01/25/26	1,700	1,802,561
Series K055, Class A2
2.67%, 03/25/26	2,000	2,106,080
Series K502, Class A2
1.43%, 08/25/17	530	530,979
Series K503, Class A1
1.38%, 01/25/19	411	411,253
Series K503, Class A2
2.46%, 08/25/19	250	257,635
Series K504, Class A2
2.57%, 09/25/20[a]	1,200	1,249,980
Series K702, Class A2
3.15%, 02/25/18	1,407	1,444,386
Series K703, Class A2
2.70%, 05/25/18	1,493	1,520,916
Series K704, Class A2
2.41%, 08/25/18	994	1,016,171
Series K705, Class A2
2.30%, 09/25/18	900	919,746
Series K706, Class A2
2.32%, 10/25/18	200	204,352
Series K707, Class A1
1.62%, 09/25/18	238	238,648
Series K707, Class A2
2.22%, 12/25/18	315	321,442
Series K708, Class A2
2.13%, 01/25/19	175	178,346

Security	Principal or Shares (000s)	Value
Series K709, Class A2
2.09%, 03/25/19	$600	$611,484
Series K710, Class A2
1.88%, 05/25/19	2,691	2,731,229
Series K712, Class A2
1.87%, 11/25/19	1,000	1,016,450
Series K714, Class A2
3.03%, 10/25/20[a]	1,000	1,060,700
Series K715, Class A2
2.86%, 01/25/21	1,500	1,586,175
Series K716, Class A2
3.13%, 06/25/21	1,500	1,610,850
Series K717, Class A1
2.34%, 02/25/21	670	686,481
Series K717, Class A2
2.99%, 09/25/21	750	802,365
Series K718, Class A2
2.79%, 01/25/22	1,800	1,912,158
Series K720, Class A2
2.72%, 06/25/22	1,825	1,933,368
Series K721, Class A1
2.61%, 01/25/22	1,460	1,519,994
Series K721, Class A2
3.09%, 08/25/22	1,000	1,085,450
Series KS03, Class A4
3.16%, 05/25/25[a]	1,000	1,092,140
Series KSMC, Class A2
2.62%, 01/25/23	1,090	1,131,812

		124,818,172

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $122,040,069)		124,818,172

SHORT-TERM INVESTMENTS — 0.33%

MONEY MARKET FUNDS — 0.33%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[b,c]	1,075	1,074,702

		1,074,702

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,074,702)		1,074,702

TOTAL INVESTMENTS IN SECURITIES — 99.74%
(Cost: $311,938,550)[d]		321,886,142
Other Assets, Less Liabilities — 0.26%		844,510

NET ASSETS — 100.00%		$322,730,652

[a]	Variable rate note
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $311,946,908. Net unrealized appreciation was $9,939,234, of which $10,102,103 represented gross unrealized appreciation on securities and $162,869 represented gross unrealized depreciation on securities.

78

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CMBS ETF

July 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Collateralized mortgage obligations	$—	$195,993,268	$—	$195,993,268
U.S. government agency obligations	—	124,818,172	—	124,818,172
Money market funds	1,074,702	—	—	1,074,702

Total	$1,074,702	$320,811,440	$—	$321,886,142

79

Schedule of Investments  (Unaudited)

iSHARES® CONVERTIBLE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
CONVERTIBLE BONDS — 97.67%

APPAREL — 0.29%
Iconix Brand Group Inc.
1.50%, 03/15/18	$50	$40,565

		40,565
AUTO MANUFACTURERS — 3.07%
Navistar International Corp.
4.75%, 04/15/19	50	31,190
Tesla Motors Inc.
1.25%, 03/01/21	250	217,825
1.50%, 06/01/18	100	185,380

		434,395
BIOTECHNOLOGY — 6.54%
Acorda Therapeutics Inc.
1.75%, 06/15/21	75	65,482
Aegerion Pharmaceuticals Inc.
2.00%, 08/15/19	50	28,125
BioMarin Pharmaceutical Inc.
1.50%, 10/15/20	75	98,250
Emergent BioSolutions Inc.
2.88%, 01/15/21	25	31,422
Exelixis Inc.
4.25%, 08/15/19	25	43,220
Illumina Inc.
0.00%, 06/15/19	75	75,705
0.50%, 06/15/21	50	52,720
Incyte Corp.
0.38%, 11/15/18	50	91,190
1.25%, 11/15/20	25	47,000
Innoviva Inc.
2.13%, 01/15/23	25	21,563
Intercept Pharmaceuticals Inc.
3.25%, 07/01/23	50	56,530
Ionis Pharmaceuticals Inc.
1.00%, 11/15/21	100	78,880
Medicines Co. (The)
2.50%, 01/15/22	50	65,625
2.75%, 07/15/23[a]	100	104,500
Novavax Inc.
3.75%, 02/01/23[a]	50	64,315

		924,527
BUILDING MATERIALS — 1.19%
Cemex SAB de CV
3.75%, 03/15/18	150	168,000

		168,000
COMMERCIAL SERVICES — 1.96%
Cardtronics Inc.
1.00%, 12/01/20	50	53,375

Security	Principal (000s)	Value
Euronet Worldwide Inc.
1.50%, 10/01/44 (Call 10/05/20)	$50	$61,065
Huron Consulting Group Inc.
1.25%, 10/01/19	50	50,940
Live Nation Entertainment Inc.
2.50%, 05/15/19	50	53,250
Macquarie Infrastructure Corp.
2.88%, 07/15/19	50	57,815

		276,445
COMPUTERS — 1.35%
Brocade Communications Systems Inc.
1.38%, 01/01/20	100	98,380
Electronics For Imaging Inc.
0.75%, 09/01/19	50	53,625
Mentor Graphics Corp.
4.00%, 04/01/31 (Call 08/29/16)	35	38,238

		190,243
DISTRIBUTION & WHOLESALE — 0.68%
WESCO International Inc.
6.00%, 09/15/29 (Call 09/15/16)	50	96,630

		96,630
DIVERSIFIED FINANCIAL SERVICES — 0.85%
Blackhawk Network Holdings Inc.
1.50%, 01/15/22[a]	50	51,000
Jefferies Group LLC
3.88%, 11/01/29 (Call 11/01/17)	50	50,500
Walter Investment Management Corp.
4.50%, 11/01/19	50	18,250

		119,750
ELECTRIC — 0.52%
NRG Yield Inc.
3.25%, 06/01/20[a]	25	24,125
3.50%, 02/01/19[a]	50	50,065

		74,190
ELECTRICAL COMPONENTS & EQUIPMENT — 0.99%
General Cable Corp.
4.50%, 11/15/29[b]	75	48,848
SunPower Corp.
0.75%, 06/01/18	50	47,190
4.00%, 01/15/23[a]	50	43,565

		139,603
ELECTRONICS — 0.79%
TTM Technologies Inc.
1.75%, 12/15/20	50	58,815
Vishay Intertechnology Inc.
2.25%, 11/15/40	50	52,440

		111,255

80

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CONVERTIBLE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
ENERGY — ALTERNATE SOURCES — 0.38%
SolarCity Corp.
1.63%, 11/01/19	$75	$54,375

		54,375
ENGINEERING & CONSTRUCTION — 0.42%
Dycom Industries Inc.
0.75%, 09/15/21[a]	50	58,845

		58,845
HEALTH CARE — PRODUCTS — 4.14%
Cepheid
1.25%, 02/01/21	50	45,815
Hologic Inc.
1.00%, 12/15/43 (Call 12/15/17)[b]	50	61,565
Series 2012
2.00%, 03/01/42 (Call 03/06/18)[b]	50	68,440
NuVasive Inc.
2.25%, 03/15/21[a]	100	121,690
Teleflex Inc.
3.88%, 08/01/17	50	146,500
Wright Medical Group Inc.
2.00%, 02/15/20	50	50,500
Wright Medical Group NV
2.25%, 11/15/21[a]	75	90,472

		584,982
HEALTH CARE — SERVICES — 2.62%
Anthem Inc.
2.75%, 10/15/42	65	119,113
Brookdale Senior Living Inc.
2.75%, 06/15/18	50	50,095
HealthSouth Corp.
2.00%, 12/01/43 (Call 12/01/18)	50	61,065
Molina Healthcare Inc.
1.13%, 01/15/20	55	81,950
1.63%, 08/15/44 (Call 08/19/18)	50	58,220

		370,443
HOLDING COMPANIES — DIVERSIFIED — 0.89%
Ares Capital Corp.
4.38%, 01/15/19	75	78,000
Prospect Capital Corp.
4.75%, 04/15/20	50	48,500

		126,500
HOME BUILDERS — 1.64%
CalAtlantic Group Inc.
0.25%, 06/01/19	50	46,690
1.25%, 08/01/32 (Call 08/05/17)	25	26,533
Lennar Corp.
3.25%, 11/15/21 (Call 11/20/16)	55	109,521
Toll Brothers Finance Corp.
0.50%, 09/15/32 (Call 09/15/17)	50	48,625

		231,369

Security	Principal (000s)	Value
INSURANCE — 1.40%
MGIC Investment Corp.
2.00%, 04/01/20	$95	$114,599
Old Republic International Corp.
3.75%, 03/15/18	65	83,447

		198,046
INTERNET — 16.26%
Ctrip.com International Ltd.
1.00%, 07/01/20	100	108,560
1.25%, 10/15/18	75	94,598
1.99%, 07/01/25	50	56,530
FireEye Inc. Series B
1.63%, 06/01/35 (Call 06/01/22)	100	91,630
LinkedIn Corp.
0.50%, 11/01/19	150	148,545
MercadoLibre Inc.
2.25%, 07/01/19	50	67,250
Pandora Media Inc.
1.75%, 12/01/20[a]	50	53,000
Priceline Group Inc. (The)
0.35%, 06/15/20	100	121,440
0.90%, 09/15/21	150	155,445
1.00%, 03/15/18	125	184,612
Shutterfly Inc.
0.25%, 05/15/18	50	51,250
SINA Corp./China
1.00%, 12/01/18	125	123,287
Twitter Inc.
1.00%, 09/15/21	225	203,062
VeriSign Inc.
4.34%, 08/15/37	150	377,820
Vipshop Holdings Ltd.
1.50%, 03/15/19	75	77,535
WebMD Health Corp.
1.50%, 12/01/20	25	32,813
2.50%, 01/31/18	50	56,125
2.63%, 06/15/23[a]	50	50,500
Yahoo! Inc.
0.00%, 12/01/18	150	148,965
Yandex NV
1.13%, 12/15/18	50	46,565
YY Inc.
2.25%, 04/01/19	50	49,250

		2,298,782
IRON & STEEL — 0.24%
Allegheny Technologies Inc.
4.75%, 07/01/22	25	33,578

		33,578
MANUFACTURING — 0.42%
Trinity Industries Inc.
3.88%, 06/01/36 (Call 06/01/18)	50	59,595

		59,595

81

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CONVERTIBLE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
MEDIA — 1.43%
Liberty Interactive LLC
1.00%, 09/30/43 (Call 10/05/16)[a]	$50	$43,125
3.50%, 01/15/31 (Call 09/13/16)	50	26,190
Liberty Media Corp.
1.38%, 10/15/23	125	133,050

		202,365
METAL FABRICATE & HARDWARE — 0.39%
RTI International Metals Inc.
1.63%, 10/15/19	50	55,375

		55,375
MINING — 2.11%
B2Gold Corp.
3.25%, 10/01/18	50	53,000
Newmont Mining Corp. Series B
1.63%, 07/15/17	75	86,205
Royal Gold Inc.
2.88%, 06/15/19	40	45,752
Silver Standard Resources Inc.
2.88%, 02/01/33 (Call 02/01/20)[a]	50	48,375
Stillwater Mining Co. Series SWC
1.75%, 10/15/32 (Call 10/20/19)	50	64,625

		297,957
OIL & GAS — 3.32%
Cheniere Energy Inc.
4.25%, 03/15/45 (Call 03/15/20)	100	59,880
Chesapeake Energy Corp.
2.50%, 05/15/37 (Call 05/15/17)	150	141,750
Cobalt International Energy Inc.
2.63%, 12/01/19	200	81,760
3.13%, 05/15/24	150	60,000
Stone Energy Corp.
1.75%, 03/01/17	50	30,000
Whiting Petroleum Corp.
1.25%, 04/01/20	125	95,625

		469,015
OIL & GAS SERVICES — 1.52%
SEACOR Holdings Inc.
2.50%, 12/15/27 (Call 12/19/17)	50	48,595
Weatherford International Ltd.
5.88%, 07/01/21	150	166,875

		215,470
PHARMACEUTICALS — 3.83%
Anacor Pharmaceuticals Inc.
2.00%, 04/15/23[a]	50	75,350
Clovis Oncology Inc.
2.50%, 09/15/21	50	36,000
Depomed Inc.
2.50%, 09/01/21	50	59,000

Security	Principal (000s)	Value
Herbalife Ltd.
2.00%, 08/15/19	$175	$181,790
Impax Laboratories Inc.
2.00%, 06/15/22	75	68,955
Ironwood Pharmaceuticals Inc.
2.25%, 06/15/22	50	54,375
Teva Pharmaceutical Finance Co. LLC Series C
0.25%, 02/01/26 (Call 08/19/16)	50	66,315

		541,785
REAL ESTATE INVESTMENT TRUSTS — 5.84%
Apollo Commercial Real Estate Finance Inc.
5.50%, 03/15/19	50	50,625
Colony Capital Inc.
3.88%, 01/15/21	50	48,500
Empire State Realty OP LP
2.63%, 08/15/19[a]	25	28,688
Extra Space Storage LP
3.13%, 10/01/35 (Call 10/05/20)[a]	75	82,410
IAS Operating Partnership LP
5.00%, 03/15/18[a]	50	49,500
PennyMac Corp.
5.38%, 05/01/20[c]	50	47,750
Redwood Trust Inc.
4.63%, 04/15/18	50	49,940
SL Green Operating Partnership LP
3.00%, 10/15/17[a]	50	74,565
Spirit Realty Capital Inc.
2.88%, 05/15/19	100	111,000
Starwood Property Trust Inc.
4.55%, 03/01/18	175	183,977
VEREIT Inc.
3.00%, 08/01/18	100	99,250

		826,205
RETAIL — 0.87%
GNC Holdings Inc.
1.50%, 08/15/20[a]	50	40,780
Restoration Hardware Holdings Inc.
0.00%, 06/15/19[a]	50	42,315
0.00%, 07/15/20[a]	50	39,625

		122,720
SEMICONDUCTORS — 19.06%
Cypress Semiconductor Corp.
4.50%, 01/15/22[a]	50	55,845
Integrated Device Technology Inc.
0.88%, 11/15/22[a]	50	50,530
Intel Corp.
2.95%, 12/15/35	200	262,760
3.25%, 08/01/39	250	427,350
Lam Research Corp.
1.25%, 05/15/18	50	76,250
Microchip Technology Inc.
1.63%, 02/15/25	200	238,120
2.13%, 12/15/37	75	171,187
Micron Technology Inc. Series F
2.13%, 02/15/33 (Call 02/20/20)	50	72,565

82

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CONVERTIBLE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
Series G
3.00%, 11/15/43 (Call 11/20/18)	$100	$80,630
Novellus Systems Inc.
2.63%, 05/15/41	90	237,879
NVIDIA Corp.
1.00%, 12/01/18	175	495,075
NXP Semiconductors NV
1.00%, 12/01/19	200	222,500
ON Semiconductor Corp.
1.00%, 12/01/20	100	93,880
Series B
2.63%, 12/15/26 (Call 12/20/16)	25	26,720
Rovi Corp.
0.50%, 03/01/20	50	50,250
Xilinx Inc.
2.63%, 06/15/17	75	132,375

		2,693,916
SOFTWARE — 9.30%
Akamai Technologies Inc.
0.00%, 02/15/19	75	72,983
Allscripts Healthcare Solutions Inc.
1.25%, 07/01/20	50	52,595
Citrix Systems Inc.
0.50%, 04/15/19	175	204,855
Cornerstone OnDemand Inc.
1.50%, 07/01/18	50	53,250
NetSuite Inc.
0.25%, 06/01/18	50	54,720
Nuance Communications Inc.
1.00%, 12/15/35 (Call 12/20/22)[a]	100	89,810
1.50%, 11/01/35 (Call 11/05/21)	50	49,500
2.75%, 11/01/31 (Call 11/06/17)	50	50,125
Red Hat Inc.
0.25%, 10/01/19	100	122,880
salesforce.com Inc.
0.25%, 04/01/18	125	164,375
ServiceNow Inc.
0.00%, 11/01/18	75	89,250
Take-Two Interactive Software Inc.
1.00%, 07/01/18	65	123,298
Verint Systems Inc.
1.50%, 06/01/21	75	70,035
Workday Inc.
0.75%, 07/15/18	100	117,690

		1,315,366
TELECOMMUNICATIONS — 2.88%
Ciena Corp.
0.88%, 06/15/17	25	24,812
3.75%, 10/15/18[a]	50	59,250
Finisar Corp.
0.50%, 12/15/33 (Call 12/22/18)	50	49,125
Gogo Inc.
3.75%, 03/01/20	50	34,940
InterDigital Inc./PA
1.50%, 03/01/20	50	53,750
Palo Alto Networks Inc.
0.00%, 07/01/19	65	86,411

Security	Principal or Shares (000s)	Value
Viavi Solutions Inc.
0.63%, 08/15/33 (Call 08/20/18)	$100	$99,000

		407,288
TRANSPORTATION — 0.48%
Hornbeck Offshore Services Inc.
1.50%, 09/01/19	50	29,000
Scorpio Tankers Inc.
2.38%, 07/01/19[a]	50	39,125

		68,125

TOTAL CONVERTIBLE BONDS (Cost: $13,954,392)		13,807,705

SHORT-TERM INVESTMENTS — 2.59%

MONEY MARKET FUNDS — 2.59%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]	367	366,567

		366,567

TOTAL SHORT-TERM INVESTMENTS
(Cost: $366,567)		366,567

TOTAL INVESTMENTS IN SECURITIES —100.26% (Cost: $14,320,959)[f]		14,174,272
Other Assets, Less Liabilities — (0.26)%		(36,989)

NET ASSETS — 100.00%		$14,137,283

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	The cost of investments for federal income tax purposes was $14,418,189. Net unrealized depreciation was $243,917, of which $884,212 represented gross unrealized appreciation on securities and $1,128,129 represented gross unrealized depreciation on securities.

83

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CONVERTIBLE BOND ETF

July 31, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended July 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PennyMac Corp.
5.38%, 05/01/20	$50	$—	$—	$50	$47,750	$2,338	$—

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Convertible bonds	$—	$13,807,705	$—	$13,807,705
Money market funds	366,567	—	—	366,567

Total	$366,567	$13,807,705	$—	$14,174,272

84

Schedule of Investments  (Unaudited)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2016

Security	Principal (000s)	Value
ASSET-BACKED SECURITIES — 0.88%
Nissan Auto Receivables Owner Trust
Series 2016-B, Class A3
1.32%, 01/15/21 (Call 04/15/20)	$800	$803,040
Synchrony Credit Card Master Note Trust
Series 2015-1, Class A
2.37%, 03/15/23	800	821,040
Discover Card Execution Note Trust
Series 2012-A6, Class A6
1.67%, 01/18/22	250	252,775
Citibank Credit Card Issuance Trust
Series 2014-A2, Class A2
1.02%, 02/22/19	550	550,347
Capital One Multi-Asset Execution Trust
Series 2007-A7, Class A7
5.75%, 07/15/20	300	315,690
Citibank Credit Card Issuance Trust
Series 2014-A6, Class A6
2.15%, 07/15/21	500	512,400
Discover Card Execution Note Trust
Series 2014-A4, Class A4
2.12%, 12/15/21	500	511,800
Hyundai Auto Receivables Trust
Series 2015-B, Class A3
1.12%, 11/15/19 (Call 07/15/19)	300	300,060
Barclays Dryrock Issuance Trust
Series 2014-3, Class A
2.41%, 07/15/22	500	514,750

TOTAL ASSET-BACKED SECURITIES
(Cost: $4,558,597)		4,581,902

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.30%

MORTGAGE-BACKED SECURITIES — 0.30%
CD Commercial Mortgage Trust
Series 2007-CD4, Class A4
5.32%, 12/11/49	372	374,731
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18, Class A5
4.08%, 02/15/47 (Call 02/11/24)	225	254,553
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-LDPX, Class A3
5.42%, 01/15/49	314	317,866
Series 2014-C20, Class A5
3.80%, 07/15/47	150	166,814
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, 09/15/45[a]	182	189,046
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class A4
3.31%, 04/15/48	250	268,946

		1,571,956

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $1,546,136)		1,571,956

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 36.90%

ADVERTISING — 0.08%
Affinion Group Inc.
7.88%, 12/15/18 (Call 08/29/16)	$25	$12,750
inVentiv Health Inc.
9.00%, 01/15/18 (Call 08/29/16)[b]	100	103,000
Omnicom Group Inc.
4.45%, 08/15/20	250	275,375

		391,125
AEROSPACE & DEFENSE — 0.33%
BAE Systems Holdings Inc.
6.38%, 06/01/19[b]	175	196,134
Boeing Co. (The)
0.95%, 05/15/18	100	99,889
4.88%, 02/15/20	200	224,420
General Dynamics Corp.
1.00%, 11/15/17	25	25,044
Kratos Defense & Security Solutions Inc.
7.00%, 05/15/19 (Call 08/29/16)	36	30,600
L-3 Communications Corp.
4.75%, 07/15/20	200	218,810
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	200	207,070
Northrop Grumman Corp.
1.75%, 06/01/18	25	25,229
3.50%, 03/15/21	250	267,603
Raytheon Co.
3.13%, 10/15/20	100	106,761
TransDigm Inc.
5.50%, 10/15/20 (Call 08/29/16)	50	51,250
Triumph Group Inc.
4.88%, 04/01/21 (Call 04/01/17)[c]	25	23,969
United Technologies Corp.
4.50%, 04/15/20	100	111,226
6.13%, 02/01/19	100	111,938

		1,699,943
AGRICULTURE — 0.34%
Alliance One International Inc.
9.88%, 07/15/21 (Call 07/15/17)	30	26,400
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	200	208,634
9.25%, 08/06/19	50	61,411
BAT International Finance PLC
2.75%, 06/15/20[b,c]	100	104,136
Bunge Ltd. Finance Corp.
3.50%, 11/24/20 (Call 10/24/20)[c]	135	141,043
Imperial Brands Finance PLC
2.95%, 07/21/20[b]	200	207,193
Philip Morris International Inc.
1.13%, 08/21/17	150	150,334
1.38%, 02/25/19	55	55,341
1.88%, 01/15/19[c]	300	305,256
4.50%, 03/26/20	50	55,535
Reynolds American Inc.
2.30%, 08/21/17	50	50,542
2.30%, 06/12/18	250	254,298

85

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2016

Security	Principal (000s)	Value
3.25%, 06/12/20	$125	$132,064

		1,752,187
AIRLINES — 0.09%
Air Canada
6.75%, 10/01/19 (Call 10/01/16)[b]	50	51,750
8.75%, 04/01/20 (Call 04/01/17)[b]	50	53,375
American Airlines Group Inc.
4.63%, 03/01/20[b,c]	50	49,250
5.50%, 10/01/19[b]	50	51,000
Continental Airlines Inc. 2009-2 Pass Through Trust Class A
7.25%, 05/10/21	35	39,465
Continental Airlines Inc. 2012-3 Pass Through Trust Class C
6.13%, 04/29/18	50	52,625
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	50	51,517
2.75%, 11/06/19 (Call 10/06/19)	50	51,604
United Continental Holdings Inc.
6.00%, 12/01/20	15	15,863
6.38%, 06/01/18	20	21,000
Virgin Australia Holdings Ltd.
8.50%, 11/15/19[b]	50	52,250

		489,699
APPAREL — 0.03%
Nine West Holdings Inc.
8.25%, 03/15/19[b]	25	4,375
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)	100	103,800
Wolverine World Wide Inc.
6.13%, 10/15/20 (Call 10/15/16)	50	51,750

		159,925
AUTO MANUFACTURERS — 1.30%
American Honda Finance Corp.
1.50%, 03/13/18	250	251,748
1.65%, 07/12/21	70	70,394
1.70%, 02/22/19	150	151,924
2.25%, 08/15/19	300	308,380
BMW U.S. Capital LLC
1.50%, 04/11/19[b]	250	251,672
2.00%, 04/11/21 (Call 03/11/21)[b]	130	132,171
Daimler Finance North America LLC
2.00%, 08/03/18[b]	175	177,130
2.38%, 08/01/18[b]	150	153,031
2.45%, 05/18/20[b]	300	308,690
Fiat Chrysler Automobile NV
4.50%, 04/15/20	320	324,106
Ford Motor Credit Co. LLC
2.24%, 06/15/18	400	403,869
2.46%, 03/27/20	200	201,869
2.60%, 11/04/19	200	204,322
3.20%, 01/15/21	250	258,282
3.34%, 03/18/21	200	208,769
General Motors Co.
3.50%, 10/02/18	200	206,281
General Motors Financial Co. Inc.
3.10%, 01/15/19[c]	290	296,139

Security	Principal (000s)	Value
3.15%, 01/15/20 (Call 12/15/19)	$25	$25,416
3.20%, 07/13/20 (Call 06/13/20)	100	101,710
3.70%, 11/24/20 (Call 10/24/20)	200	207,284
4.75%, 08/15/17	100	103,166
Harley-Davidson Financial Services Inc.
2.85%, 01/15/21 (Call 12/15/20)[b,c]	100	104,021
Hyundai Capital America
2.13%, 10/02/17[b]	125	126,111
2.60%, 03/19/20[d]	300	306,386
Nissan Motor Acceptance Corp.
1.95%, 09/12/17[b]	100	100,772
2.00%, 03/08/19[b]	100	101,066
PACCAR Financial Corp.
1.40%, 05/18/18	100	100,421
1.45%, 03/09/18	65	65,348
2.50%, 08/14/20	100	103,380
Toyota Motor Credit Corp.
1.25%, 10/05/17	25	25,084
1.55%, 07/13/18	380	383,198
1.90%, 04/08/21	130	131,982
2.10%, 01/17/19	125	127,692
2.13%, 07/18/19	200	204,727
2.15%, 03/12/20	135	138,405
Volkswagen Group of America Finance LLC
2.13%, 05/23/19[b]	200	201,475
2.40%, 05/22/20[b]	200	201,917

		6,768,338
AUTO PARTS & EQUIPMENT — 0.10%
Accuride Corp.
9.50%, 08/01/18 (Call 08/29/16)[c]	25	23,812
American Axle & Manufacturing Inc.
5.13%, 02/15/19 (Call 08/29/16)	25	25,406
6.25%, 03/15/21 (Call 08/29/16)[c]	50	52,250
Goodyear Tire & Rubber Co. (The)
8.75%, 08/15/20	15	17,963
International Automotive Components Group SA
9.13%, 06/01/18 (Call 08/29/16)[b]	20	19,750
Schaeffler Finance BV
4.75%, 05/15/21 (Call 08/29/16)[b]	200	206,750
Titan International Inc.
6.88%, 10/01/20 (Call 10/01/16)	25	23,063
ZF North America Capital Inc.
4.00%, 04/29/20[b,c]	150	156,187

		525,181
BANKS — 11.62%
ABN AMRO Bank NV
2.50%, 10/30/18[b]	500	510,898
ADCB Finance Cayman Ltd.
2.50%, 03/06/18[d]	400	402,400
Agricultural Bank of China Ltd./New York
2.00%, 05/21/18	250	251,063
Airvessel Finance Holding Ltd.
3.25%, 08/11/19[d]	200	204,990
Akbank TAS
4.00%, 01/24/20[d]	200	195,436
Alfa Bank AO Via Alfa Bond Issuance PLC
7.75%, 04/28/21[d]	200	227,308
American Express Credit Corp.
1.80%, 07/31/18 (Call 06/30/18)	50	50,422

86

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2016

Security	Principal (000s)	Value
ANZ New Zealand Int’l Ltd./London
1.75%, 03/29/18[b]	$250	$251,555
Australia & New Zealand Banking Group Ltd./ New York NY
1.25%, 06/13/17	200	200,291
1.50%, 01/16/18	250	250,675
2.25%, 06/13/19	200	203,857
Axis Bank Ltd./Dubai
2.88%, 06/01/21[d]	200	202,033
Banco Bradesco SA/Cayman Islands
6.75%, 09/29/19[d]	100	108,750
Banco do Brasil SA/Cayman Islands
8.50%, 10/29/49	100	101,410
Banco Votorantim SA
7.38%, 01/21/20[d]	100	103,750
Bancolombia SA
6.13%, 07/26/20	100	107,500
Bangkok Bank PCL/Hong Kong
3.30%, 10/03/18[d]	200	206,254
Bank Nederlandse Gemeenten NV
1.00%, 02/12/18[b]	500	500,421
1.38%, 01/28/19[b]	250	252,311
1.75%, 03/24/20[b]	300	305,754
1.88%, 06/11/19[b]	100	102,290
Bank of America Corp.
2.63%, 10/19/20	300	306,182
2.63%, 04/19/21	220	224,251
2.65%, 04/01/19	700	717,271
5.75%, 12/01/17	500	528,194
6.00%, 09/01/17	250	261,867
6.40%, 08/28/17	70	73,711
6.88%, 04/25/18	300	326,870
Series L
2.25%, 04/21/20	250	252,396
Bank of America N.A.
1.65%, 03/26/18	500	503,158
Bank of China Hong Kong Ltd.
5.55%, 02/11/20[b,c]	200	220,737
Bank of China Ltd./Hong Kong
2.13%, 06/30/18[d]	200	201,129
Bank of India/Jersey
3.13%, 05/06/20[d]	200	199,586
Bank of Montreal
1.40%, 04/10/18	100	100,313
1.45%, 04/09/18 (Call 03/09/18)	300	301,129
Bank of New York Mellon Corp. (The)
2.10%, 08/01/18 (Call 07/02/18)	25	25,406
2.10%, 01/15/19 (Call 12/15/18)	50	50,944
2.20%, 03/04/19 (Call 02/02/19)	50	51,106
2.20%, 05/15/19 (Call 04/15/19)	100	102,279
2.45%, 11/27/20 (Call 10/27/20)	190	196,267
2.60%, 08/17/20 (Call 07/17/20)	300	311,457
Series G
2.15%, 02/24/20 (Call 01/24/20)	50	51,147
Bank of Nova Scotia (The)
1.70%, 06/11/18 (Call 05/11/18)	200	201,393
2.05%, 10/30/18[c]	200	203,032

Security	Principal (000s)	Value
2.05%, 06/05/19	$200	$203,279
2.35%, 10/21/20[c]	200	204,851
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
2.30%, 03/05/20[b]	200	203,402
2.70%, 09/09/18[b]	200	205,064
Bank Otkritie Financial Corp. OJSC via OFCB Capital PLC
10.00%, 04/26/19[d]	200	213,000
Banque Federative du Credit Mutuel SA
2.50%, 04/13/21[b]	200	205,492
Barclays PLC
2.75%, 11/08/19	200	201,373
3.25%, 01/12/21	450	456,312
BB&T Corp.
1.45%, 01/12/18 (Call 12/12/17)	50	50,160
1.60%, 08/15/17 (Call 07/14/17)	200	200,884
2.05%, 06/19/18 (Call 05/15/18)	100	101,460
2.05%, 05/10/21 (Call 04/09/21)	150	152,551
2.25%, 02/01/19 (Call 01/02/19)	160	163,574
2.45%, 01/15/20 (Call 12/15/19)	150	154,613
BBVA Banco Continental SA
3.25%, 04/08/18[d]	100	102,050
BBVA Bancomer SA/Texas
7.25%, 04/22/20[d]	100	110,650
BNP Paribas SA
2.38%, 09/14/17	550	556,470
5.00%, 01/15/21	200	225,624
BPCE SA
2.25%, 01/27/20	250	254,372
Caixa Economica Federal
4.50%, 10/03/18[d]	150	151,650
Canadian Imperial Bank of Commerce/Canada
1.55%, 01/23/18 (Call 12/23/17)	25	25,030
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	400	406,282
China CITIC Bank International Ltd.
6.88%, 06/24/20[d]	205	233,088
China Construction Bank Asia Corp. Ltd.
VRN, (5 year CMT + 2.750%)
4.25%, 08/20/24 (Call 08/20/19)[d]	200	207,182
China Construction Bank Corp.
VRN, (5 year CMT + 2.425%)
3.88%, 05/13/25 (Call 05/13/20)[d]	200	204,698
China Development Bank Corp.
2.50%, 10/09/20[d]	200	204,725
CIT Group Inc.
3.88%, 02/19/19	100	102,000
4.25%, 08/15/17	150	152,888
5.38%, 05/15/20	60	63,600
5.50%, 02/15/19[b,c]	100	106,000
Citigroup Inc.
1.70%, 04/27/18	200	200,640
1.75%, 05/01/18	325	326,270
1.80%, 02/05/18	50	50,244
2.05%, 12/07/18	300	302,944
2.35%, 08/02/21	100	100,559
2.40%, 02/18/20	130	132,303
2.50%, 07/29/19	250	255,599

87

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2016

Security	Principal (000s)	Value
2.55%, 04/08/19	$350	$358,153
2.65%, 10/26/20	100	102,375
2.70%, 03/30/21	100	102,198
Citizens Bank N.A./Providence RI
2.55%, 05/13/21 (Call 04/13/21)	250	254,657
Citizens Financial Group Inc.
2.38%, 07/28/21 (Call 06/28/21)	25	25,166
Commonwealth Bank of Australia/New York NY
1.75%, 11/02/18	250	251,586
2.30%, 03/12/20	250	255,400
2.50%, 09/20/18	400	408,864
Cooperatieve Rabobank UA/NY
2.25%, 01/14/20	250	255,172
2.50%, 01/19/21	500	515,799
Credit Agricole SA/London
2.50%, 04/15/19[b]	250	255,873
Credit Suisse AG/New York NY
5.40%, 01/14/20	300	325,175
6.00%, 02/15/18	250	263,661
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20[c]	100	100,063
3.13%, 12/10/20	300	301,134
Deutsche Bank AG
3.13%, 01/13/21	350	347,749
Deutsche Bank AG/London
1.88%, 02/13/18	250	248,361
6.00%, 09/01/17	200	207,951
Dexia Credit Local SA/New York NY
1.50%, 10/07/17[b]	250	251,150
Discover Bank/Greenwood DE
2.60%, 11/13/18 (Call 10/12/18)[c]	250	254,113
DNB Bank ASA
2.38%, 06/02/21[b]	200	204,707
Emirates NBD PJSC
3.25%, 11/19/19[d]	200	206,046
Export-Import Bank of India
2.75%, 04/01/20[d]	200	201,216
Fifth Third Bancorp.
2.30%, 03/01/19 (Call 01/30/19)	150	152,711
2.88%, 07/27/20 (Call 06/27/20)	100	103,918
Fifth Third Bank/Cincinnati OH
2.15%, 08/20/18 (Call 07/20/18)	200	202,856
First Gulf Bank PJSC
3.25%, 01/14/19[d]	200	206,000
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	200	202,507
2.55%, 10/23/19	250	255,777
2.60%, 04/23/20 (Call 03/23/20)	200	204,117
2.63%, 01/31/19	180	184,369
2.63%, 04/25/21 (Call 03/25/21)	250	254,434
2.75%, 09/15/20 (Call 08/15/20)	170	174,050
6.15%, 04/01/18	525	564,277
7.50%, 02/15/19	250	285,145

Security	Principal (000s)	Value
HBOS PLC
6.75%, 05/21/18[b]	$100	$107,690
HSBC Holdings PLC
2.95%, 05/25/21	250	254,145
3.40%, 03/08/21	350	363,127
HSBC USA Inc.
1.63%, 01/16/18[c]	300	299,838
1.70%, 03/05/18	200	200,117
2.25%, 06/23/19	100	100,954
2.38%, 11/13/19	100	101,155
2.75%, 08/07/20	200	203,579
Huntington Bancshares Inc./OH
2.60%, 08/02/18 (Call 07/02/18)[c]	100	101,670
Huntington National Bank (The)
2.88%, 08/20/20 (Call 07/20/20)	250	258,006
ICICI Bank Ltd./Dubai
3.13%, 08/12/20[d]	200	203,680
4.80%, 05/22/19[d]	200	213,142
IDBI Bank Ltd./DIFC Dubai
4.38%, 03/26/18d	200	204,739
Industrial & Commercial Bank of China Ltd./Singapore
2.50%, 11/21/17[d]	400	403,690
ING Bank NV
2.00%, 11/26/18[b]	200	202,074
2.45%, 03/16/20[b,c]	400	410,205
Intesa Sanpaolo SpA
6.50%, 02/24/21[b]	100	113,934
Itau Unibanco Holding SA/Cayman Islands
2.85%, 05/26/18[d]	200	199,800
JPMorgan Chase & Co.
1.80%, 01/25/18	500	503,938
1.85%, 03/22/19 (Call 02/22/19)	250	252,255
2.20%, 10/22/19	250	254,225
2.25%, 01/23/20 (Call 12/23/19)	100	101,604
2.55%, 10/29/20 (Call 09/29/20)	200	205,005
2.55%, 03/01/21 (Call 02/01/21)	400	409,923
2.75%, 06/23/20 (Call 05/23/20)	250	258,045
6.30%, 04/23/19	550	618,408
Series H
1.70%, 03/01/18 (Call 02/01/18)	110	110,664
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	250	263,369
KEB Hana Bank
2.50%, 06/12/19[d]	200	204,478
KeyBank N.A./Cleveland OH
2.35%, 03/08/19	250	254,893
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	250	253,838
2.90%, 09/15/20	75	77,865
KfW
0.88%, 11/16/17[d]	500	500,400
1.00%, 01/26/18[c]	1,010	1,012,816
1.00%, 06/11/18	200	200,587
1.00%, 07/15/19	200	200,193

88

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2016

Security	Principal (000s)	Value
1.13%, 08/06/18	$153	$153,775
1.63%, 03/15/21	500	509,569
1.88%, 06/30/20	1,150	1,182,587
4.88%, 06/17/19	800	888,350
Series G
4.38%, 03/15/18	680	718,624
Korea Development Bank (The)
2.25%, 05/18/20	200	203,699
3.00%, 03/17/19	200	206,970
Landwirtschaftliche Rentenbank
0.88%, 09/12/17	120	120,152
1.63%, 08/18/20[d]	200	203,381
1.75%, 04/15/19	300	306,489
Lloyds Bank PLC
2.40%, 03/17/20	250	253,908
2.70%, 08/17/20	250	256,753
Macquarie Bank Ltd.
2.85%, 07/29/20[b]	250	257,218
Malayan Banking Bhd
VRN, (5 year CMT + 2.600%)
3.25%, 09/20/22 (Call 09/20/17)[d]	200	202,394
Manufacturers & Traders Trust Co.
2.30%, 01/30/19 (Call 12/30/18)	250	254,969
Mitsubishi UFJ Trust & Banking Corp.
2.65%, 10/19/20[b]	250	256,891
Mizuho Bank Ltd.
2.45%, 04/16/19[b,c]	400	406,963
2.70%, 10/20/20[b]	250	257,331
Morgan Stanley
2.13%, 04/25/18	200	202,086
2.38%, 07/23/19	500	508,893
2.45%, 02/01/19	215	219,200
2.50%, 01/24/19	500	510,419
2.50%, 04/21/21	320	324,261
2.65%, 01/27/20	400	410,064
2.80%, 06/16/20	240	246,930
National Australia Bank Ltd./New York
2.63%, 07/23/20	350	361,155
National Bank of Abu Dhabi PJSC
VRN, (5 year USD Swap + 3.350%)
5.25%, 12/29/49 (Call 06/17/20)[d]	200	204,000
National Savings Bank
8.88%, 09/18/18[d]	200	216,520
Nederlandse Waterschapsbank NV
1.63%, 03/04/20[b]	200	202,689
1.88%, 03/13/19[b]	200	204,127
Nordea Bank AB
1.63%, 05/15/18[b]	200	201,105
2.25%, 05/27/21[b]	200	204,073
2.50%, 09/17/2[b]	200	205,437
Oesterreichische Kontrollbank AG
1.13%, 05/29/18	300	301,243
1.38%, 02/10/20[c]	150	151,437
1.50%, 10/21/20	300	302,740

Security	Principal (000s)	Value
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)[e]	$250	$254,670
2.25%, 07/02/19 (Call 06/02/19)[e]	250	256,175
PNC Funding Corp.
5.13%, 02/08/20[e]	400	447,610
6.70%, 06/10/19[e]	75	85,849
QNB Finance Ltd.
2.13%, 02/14/18[d]	200	200,516
2.75%, 10/31/18[d]	200	203,000
Regions Bank/Birmingham AL
2.25%, 09/14/18 (Call 08/14/18)	250	251,428
Regions Financial Corp.
2.00%, 05/15/18 (Call 04/15/18)	25	25,016
3.20%, 02/08/21 (Call 01/08/21)[c]	100	103,003
Royal Bank of Canada
1.50%, 07/29/19	250	250,809
2.00%, 12/10/18	400	406,084
2.35%, 10/30/20[c]	200	205,541
2.50%, 01/19/21	100	103,291
Royal Bank of Scotland Group PLC
VRN, (3 mo. LIBOR US + 2.320%)
7.64%, 12/31/49 (Call 09/30/17)	100	95,500
Royal Bank of Scotland NV (The)
4.65%, 06/04/18[c]	100	103,272
Santander UK Group Holdings PLC
3.13%, 01/08/21	40	40,653
Santander UK PLC
1.65%, 09/29/17	100	99,985
2.38%, 03/16/20	300	302,535
2.50%, 03/14/19	100	101,424
3.05%, 08/23/18	100	102,553
Skandinaviska Enskilda Banken AB
2.63%, 11/17/20[b]	500	517,117
Societe Generale SA
2.50%, 04/08/21[b]	200	205,450
Standard Chartered PLC
3.05%, 01/15/21[b]	200	204,587
State Bank of India/London
3.62%, 04/17/19[d]	200	207,132
State Street Corp.
1.35%, 05/15/18	50	50,165
2.55%, 08/18/20	70	72,732
Sumitomo Mitsui Banking Corp.
2.25%, 07/11/19	250	253,865
2.65%, 07/23/20	250	256,654
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	250	250,196
SunTrust Banks Inc.
2.50%, 05/01/19 (Call 04/01/19)	50	51,158
2.90%, 03/03/21 (Call 02/03/21)	250	260,623
Svenska Handelsbanken AB
2.40%, 10/01/20	500	514,195
Swedbank AB
2.65%, 03/10/21[b,c]	250	259,891

89

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2016

Security	Principal (000s)	Value
Synovus Financial Corp.
7.88%, 02/15/19	$27	$30,105
Toronto-Dominion Bank (The)
1.63%, 03/13/18	150	151,035
1.75%, 07/23/18	100	100,910
1.80%, 07/13/21	250	250,339
2.13%, 07/02/19	150	152,887
2.13%, 04/07/21	200	203,255
2.50%, 12/14/20	50	51,610
2.63%, 09/10/18	100	102,720
Turkiye Garanti Bankasi AS
4.75%, 10/17/19[d]	200	200,292
Turkiye Is Bankasi
5.00%, 04/30/20[d]	200	198,181
Turkiye Vakiflar Bankasi TAO
VRN, (5 year USD Swap + 5.439%)
6.88%, 02/03/25 (Call 02/03/20)[d]	200	196,150
U.S. Bancorp.
1.95%, 11/15/18 (Call 10/15/18)	200	203,332
2.20%, 04/25/19 (Call 03/25/19)	100	102,391
2.35%, 01/29/21 (Call 12/29/20)	100	103,048
U.S. Bank N.A./Cincinnati OH
1.45%, 01/29/18 (Call 12/29/17)[c]	250	251,354
UBS AG/Stamford CT
1.80%, 03/26/18	250	251,372
2.38%, 08/14/19	250	256,024
UBS Group Funding Jersey Ltd.
3.00%, 04/15/21[b,c]	250	257,336
United Overseas Bank Ltd.
2.50%, 03/18/20[d]	200	205,772
VRN, (5 year USD Swap + 1.995%)
3.75%, 09/19/24 (Call 09/19/19)[d]	200	207,834
Wells Fargo & Co.
1.50%, 01/16/18[c]	350	351,957
2.10%, 07/26/21	100	100,609
2.13%, 04/22/19	200	203,974
2.15%, 01/15/19	600	612,149
2.50%, 03/04/21	100	102,576
2.55%, 12/07/20	500	514,321
2.60%, 07/22/20	100	103,128
5.63%, 12/11/17	125	132,509
Westpac Banking Corp.
1.50%, 12/01/17	200	200,625
1.65%, 05/13/19[c]	150	150,654
2.10%, 05/13/21	250	253,291
2.25%, 01/17/19[c]	50	50,977
2.60%, 11/23/20[c]	300	310,272
4.88%, 11/19/19	50	55,141
Woori Bank
2.63%, 07/22/20[d]	200	204,902

		60,632,970
BEVERAGES — 0.54%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	25	25,057
1.90%, 02/01/19	200	203,144
2.15%, 02/01/19[c]	100	102,185
2.65%, 02/01/21 (Call 01/01/21)	490	507,797

Security	Principal (000s)	Value
Anheuser-Busch InBev Worldwide Inc.
5.38%, 01/15/20	$50	$56,408
7.75%, 01/15/19	50	57,625
Beverages & More Inc.
10.00%, 11/15/18 (Call 08/29/16)[b]	9	8,393
Coca-Cola Co. (The)
1.65%, 11/01/18[c]	200	203,502
1.88%, 10/27/20	200	204,967
Constellation Brands Inc.
3.88%, 11/15/19[c]	50	52,825
Cott Beverages Inc.
6.75%, 01/01/20 (Call 01/01/17)[c]	50	52,438
Dr Pepper Snapple Group Inc.
2.60%, 01/15/19	100	102,376
Innovation Ventures LLC/Innovation Ventures Finance Corp.
9.50%, 08/15/19 (Call 08/29/16)[b]	45	47,025
Molson Coors Brewing Co.
2.10%, 07/15/21 (Call 06/15/21)	45	45,645
PepsiCo Inc.
1.25%, 08/13/17	300	301,348
1.85%, 04/30/20 (Call 03/30/20)	50	50,906
2.15%, 10/14/20 (Call 09/14/20)	200	205,892
3.13%, 11/01/20	50	53,543
4.50%, 01/15/20	150	165,893
SABMiller PLC
6.50%, 07/15/18[b]	150	164,322
Suntory Holdings Ltd.
1.65%, 09/29/17[b]	200	200,704

		2,811,995
BIOTECHNOLOGY — 0.23%
Amgen Inc.
2.20%, 05/22/19 (Call 04/22/19)	200	205,024
5.70%, 02/01/19	200	221,529
Biogen Inc.
2.90%, 09/15/20	200	207,640
Celgene Corp.
2.13%, 08/15/18	250	253,315
2.88%, 08/15/20	150	155,771
Gilead Sciences Inc.
1.85%, 09/04/18	100	101,416
2.55%, 09/01/20	75	78,013

		1,222,708
BUILDING MATERIALS — 0.12%
Associated Materials LLC/AMH New Finance Inc.
9.13%, 11/01/17 (Call 08/29/16)	35	32,725
Boise Cascade Co.
6.38%, 11/01/20 (Call 08/29/16)	15	15,375
Builders FirstSource Inc.
7.63%, 06/01/21 (Call 08/29/16)[b]	50	53,000
Cemex SAB de CV
7.25%, 01/15/21 (Call 01/15/18)[d]	200	217,480
CRH America Inc.
8.13%, 07/15/18	100	111,458

90

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2016

Security	Principal (000s)	Value
Masco Corp.
3.50%, 04/01/21 (Call 03/01/21)	$40	$41,551
Norbord Inc.
5.38%, 12/01/20[b]	15	15,713
Standard Industries Inc./NJ
5.13%, 02/15/21 (Call 02/15/18)[b]	50	52,250
USG Corp.
7.88%, 03/30/20 (Call 08/29/16)[b]	25	26,109
9.75%, 01/15/18	50	54,750

		620,411
CHEMICALS — 0.59%
Bluestar Finance Holdings Ltd.
4.38%, 06/11/20[d]	200	207,039
Braskem Finance Ltd.
5.75%, 04/15/21[d]	200	208,000
Dow Chemical Co. (The)
5.70%, 05/15/18	100	107,453
8.55%, 05/15/19	150	178,503
Eagle Spinco Inc.
4.63%, 02/15/21 (Call 02/15/18)	50	51,500
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	100	102,994
Ecolab Inc.
1.45%, 12/08/17	50	50,159
EI du Pont de Nemours & Co.
4.63%, 01/15/20	250	275,490
6.00%, 07/15/18	100	109,122
Hexion Inc.
6.63%, 04/15/20 (Call 08/29/16)	100	84,500
8.88%, 02/01/18 (Call 08/29/16)	100	89,250
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)	50	50,750
INEOS Group Holdings SA
6.13%, 08/15/18 (Call 08/24/16)[b,c]	200	203,480
Kissner Milling Co. Ltd.
7.25%, 06/01/19 (Call 08/29/16)[b]	18	18,180
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	200	216,667
Monsanto Co.
2.13%, 07/15/19	100	101,482
OMNOVA Solutions Inc.
7.88%, 11/01/18 (Call 08/29/16)	25	25,094
Platform Specialty Products Corp.
10.38%, 05/01/21 (Call 05/01/18)[b]	25	25,125
Potash Corp. of Saskatchewan Inc.
6.50%, 05/15/19	100	112,844
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)	150	152,282
Praxair Inc.
4.50%, 08/15/19	150	164,213
Rain CII Carbon LLC/CII Carbon Corp.
8.00%, 12/01/18 (Call 08/29/16)[b]	50	45,750
SABIC Capital II BV
2.63%, 10/03/18[d]	200	202,366

Security	Principal (000s)	Value
Sinochem Offshore Capital Co. Ltd.
3.25%, 04/29/19[d]	$200	$205,678
TPC Group Inc.
8.75%, 12/15/20 (Call 12/15/16)[b,c]	50	39,750
Tronox Finance LLC
6.38%, 08/15/20 (Call 08/29/16)[c]	50	40,500
Unifrax I LLC/Unifrax Holding Co.
7.50%, 02/15/19 (Call 08/29/16)[b]	27	24,232

		3,092,403
COAL — 0.00%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
8.50%, 12/15/19 (Call 08/29/16)	25	15,000

		15,000
COMMERCIAL SERVICES — 0.35%
ADT Corp. (The)
5.25%, 03/15/20	50	54,000
APX Group Inc.
6.38%, 12/01/19 (Call 08/29/16)	50	51,250
8.75%, 12/01/20 (Call 08/29/16)	50	47,500
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	90	93,602
BakerCorp International Inc.
8.25%, 06/01/19 (Call 08/29/16)	9	7,650
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	100	102,429
Cenveo Corp.
6.00%, 08/01/19 (Call 02/01/19)[b]	50	43,500
Ceridian HCM Holding Inc.
11.00%, 03/15/21 (Call 08/29/16)[b]	50	50,500
Constellis Holdings LLC/Constellis Finance Corp.
9.75%, 05/15/20 (Call 05/15/17)[b]	35	34,125
Deluxe Corp.
6.00%, 11/15/20 (Call 11/15/16)	20	20,650
DP World Ltd.
3.25%, 05/18/20[d]	200	205,449
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)	55	55,541
ERAC USA Finance LLC
2.35%, 10/15/19[b]	100	101,750
6.38%, 10/15/17[b]	50	52,854
Harland Clarke Holdings Corp.
9.25%, 03/01/21 (Call 03/01/17)[b]	50	42,313
9.75%, 08/01/18 (Call 08/29/16)[b]	31	31,814
Hertz Corp. (The)
5.88%, 10/15/20 (Call 08/29/16)[c]	50	51,625
6.75%, 04/15/19 (Call 08/29/16)[c]	100	101,750
7.38%, 01/15/21 (Call 08/29/16)	50	51,875
iPayment Inc.
9.50%, 12/15/19 (Call 08/29/16)[b]	17	16,063
Laureate Education Inc.
9.25%, 09/01/19 (Call 08/29/16)[b]	50	44,875
Live Nation Entertainment Inc.
7.00%, 09/01/20 (Call 09/01/16)[b]	50	52,000

91

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2016

Security	Principal (000s)	Value
MasterCard Inc.
2.00%, 04/01/19	$75	$76,631
Modular Space Corp.
10.25%, 01/31/19 (Call 08/29/16)[b]	50	20,500
Monitronics International Inc.
9.13%, 04/01/20 (Call 08/29/16)[c]	50	44,094
NES Rentals Holdings Inc.
7.88%, 05/01/18 (Call 08/29/16)[b]	35	34,125
RR Donnelley & Sons Co.
7.63%, 06/15/20[c]	50	54,000
7.88%, 03/15/21	25	27,125
8.25%, 03/15/19	15	16,500
S&P Global Inc.
3.30%, 08/14/20 (Call 07/14/20)	35	36,572
Safway Group Holding LLC/Safway Finance Corp.
7.00%, 05/15/18 (Call 08/22/16)[b]	50	50,937
Service Corp. International/U.S.
4.50%, 11/15/20 (Call 08/29/16)	15	15,338
7.63%, 10/01/18	25	27,938
Speedy Cash Intermediate Holdings Corp.
10.75%, 05/15/18 (Call 08/29/16)[b]	50	31,625
Total System Services Inc.
3.80%, 04/01/21 (Call 03/01/21)	25	26,531
Western Union Co. (The)
2.88%, 12/10/17	50	50,574

		1,825,605
COMPUTERS — 0.65%
Apple Inc.
1.00%, 05/03/18	100	100,169
1.55%, 02/07/20	200	202,187
1.55%, 08/04/21	55	55,075
1.70%, 02/22/19	30	30,499
2.00%, 05/06/20	200	205,042
2.10%, 05/06/19	50	51,372
2.25%, 02/23/21 (Call 01/23/21)	345	355,844
Dell Inc.
4.63%, 04/01/21[c]	50	51,250
5.88%, 06/15/19[c]	50	53,544
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%, 06/01/19[b]	200	205,550
4.42%, 06/15/21 (Call 05/15/21)[b,c]	250	261,160
5.88%, 06/15/21 (Call 06/15/18)[b,c]	100	104,500
DynCorp International Inc.
10.38% (11.88% PIK), 11/30/20 (Call 07/01/17)[f]	45	34,140
EMC Corp.
1.88%, 06/01/18	175	172,375
Hewlett Packard Enterprise Co.
2.45%, 10/05/17[b]	300	303,268
2.85%, 10/05/18[b]	50	51,286
3.60%, 10/15/20 (Call 09/15/20)[b,c]	100	105,442

Security	Principal (000s)	Value
International Business Machines Corp.
1.25%, 02/08/18	$200	$201,107
2.25%, 02/19/21	100	103,281
5.70%, 09/14/17[c]	500	526,884
NCR Corp.
4.63%, 02/15/21 (Call 02/15/17)	100	100,750
NetApp Inc.
2.00%, 12/15/17	25	25,063
Seagate HDD Cayman
3.75%, 11/15/18[c]	100	101,500

		3,401,288
COSMETICS & PERSONAL CARE — 0.11%
Avon Products Inc.
5.75%, 03/01/18	25	24,960
6.50%, 03/01/19	25	24,500
Colgate-Palmolive Co.
1.75%, 03/15/19	25	25,563
Estee Lauder Companies Inc. (The)
1.70%, 05/10/21 (Call 04/10/21)	190	192,049
Procter & Gamble Co. (The)
4.70%, 02/15/19	250	272,740
Revlon Consumer Products Corp.
5.75%, 02/15/21 (Call 08/29/16)[c]	50	50,750

		590,562
DISTRIBUTION & WHOLESALE — 0.02%
American Builders & Contractors Supply Co. Inc.
5.63%, 04/15/21 (Call 08/29/16)[b]	50	51,625
HD Supply Inc.
7.50%, 07/15/20 (Call 10/15/16)[c]	50	52,250

		103,875
DIVERSIFIED FINANCIAL SERVICES — 1.80%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.75%, 05/15/19	150	155,250
4.50%, 05/15/21[c]	150	159,562
Air Lease Corp.
3.38%, 01/15/19 (Call 12/15/18)[c]	300	308,392
Aircastle Ltd.
5.13%, 03/15/21[c]	50	53,375
6.25%, 12/01/19[c]	50	55,125
Alliance Data Systems Corp.
5.25%, 12/01/17[b]	50	51,312
Ally Financial Inc.
3.25%, 02/13/18	100	101,000
3.60%, 05/21/18	100	101,732
3.75%, 11/18/19[c]	150	152,437
4.13%, 03/30/20	25	25,641
4.25%, 04/15/21	100	102,125
4.75%, 09/10/18	50	51,750
8.00%, 12/31/18	50	55,562
8.00%, 03/15/20	58	66,555
American Express Co.
1.55%, 05/22/18	200	200,382

92

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2016

Security	Principal (000s)	Value
American Express Credit Corp.
1.55%, 09/22/17	$350	$351,334
1.88%, 11/05/18 (Call 10/05/18)	35	35,353
2.13%, 03/18/19	100	101,711
2.38%, 05/26/20 (Call 04/25/20)	200	205,000
Series F
2.60%, 09/14/20 (Call 08/14/20)	200	206,587
Ameriprise Financial Inc.
5.30%, 03/15/20	100	111,915
Azure Orbit II International Finance Ltd.
3.38%, 04/25/19[d]	400	414,093
Bear Stearns Companies LLC (The)
6.40%, 10/02/17	100	105,726
BOC Aviation Ltd.
3.00%, 03/30/20[d]	200	204,108
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp.
7.75%, 02/15/18 (Call 08/29/16)[b]	25	24,750
Charles Schwab Corp. (The)
4.45%, 07/22/20	250	277,015
China Cinda Finance 2015 I Ltd.
3.13%, 04/23/20[d]	200	203,998
CITIC Securities Finance MTN Co. Ltd.
3.50%, 10/30/19[d]	200	206,772
Consolidated Energy Finance SA
6.75%, 10/15/19 (Call 10/15/16)[b,c]	200	198,500
Creditcorp
12.00%, 07/15/18 (Call 08/29/16)[b]	25	10,000
Denali International LLC/Denali Finance Corp.
5.63%, 10/15/20 (Call 10/15/16)[b]	100	104,880
DFC Finance Corp.
10.50%, 06/15/20 (Call 06/15/17)[b]	50	26,250
Enova International Inc.
9.75%, 06/01/21 (Call 06/01/17)	50	42,000
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	400	414,591
General Electric Co.
5.63%, 09/15/17	50	52,682
5.63%, 05/01/18	250	270,176
Haitong International Finance Holdings 2015 Ltd.
3.50%, 04/21/20[d]	200	204,704
HSBC Finance Corp.
6.68%, 01/15/21	100	113,520
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.88%, 03/15/19 (Call 08/29/16)	150	148,875
6.00%, 08/01/20 (Call 02/01/17)	100	99,750
ICBCIL Finance Co. Ltd.
3.20%, 11/10/20[d]	200	205,158
Intercontinental Exchange Inc.
2.50%, 10/15/18	50	51,286
2.75%, 12/01/20 (Call 11/01/20)	40	41,881

Security	Principal (000s)	Value
International Lease Finance Corp.
6.25%, 05/15/19	$150	$164,062
8.25%, 12/15/20[c]	100	120,625
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.50%, 04/15/21 (Call 10/15/17)[b]	200	184,000
Jefferies Group LLC
5.13%, 04/13/18	100	104,063
6.88%, 04/15/21[c]	100	114,373
KCG Holdings Inc.
6.88%, 03/15/20 (Call 03/15/17)[b]	50	48,375
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
7.38%, 10/01/17 (Call 04/01/17)	25	25,313
LeasePlan Corp. NV
2.88%, 01/22/19[b,c]	200	201,742
Macquarie Group Ltd.
3.00%, 12/03/18[b]	200	205,204
National Rural Utilities Cooperative Finance Corp.
2.15%, 02/01/19 (Call 01/01/19)	100	101,826
2.30%, 11/01/20 (Call 10/01/20)	100	102,683
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/18 (Call 08/29/16)[c]	50	48,000
7.88%, 10/01/20 (Call 10/01/16)	50	47,031
9.63%, 05/01/19 (Call 08/29/16)	35	36,138
Navient Corp.
4.88%, 06/17/19	50	50,250
5.00%, 10/26/20[c]	50	48,750
5.50%, 01/15/19	50	51,375
6.63%, 07/26/21	25	25,250
8.00%, 03/25/20	100	106,750
8.45%, 06/15/18	150	162,937
Series A
5.00%, 06/15/18 (Call 12/15/16)	16	16,000
NewStar Financial Inc.
7.25%, 05/01/20 (Call 05/01/17)	25	23,926
Ocwen Financial Corp.
6.63%, 05/15/19 (Call 08/29/16)	25	17,563
OneMain Financial Holdings LLC
6.75%, 12/15/19 (Call 12/15/16)[b]	50	50,575
Outerwall Inc.
6.00%, 03/15/19 (Call 08/29/16)	50	50,375
Oxford Finance LLC/Oxford Finance Co-Issuer Inc.
7.25%, 01/15/18 (Call 08/29/16)[b]	25	25,063
Power Sector Assets & Liabilities Management Corp.
7.25%, 05/27/19[d]	200	230,500
ROC Finance LLC/ROC Finance 1 Corp.
12.13%, 09/01/18 (Call 08/29/16)[b]	25	25,438
Springleaf Finance Corp.
6.90%, 12/15/17[c]	200	211,104
Synchrony Financial
2.60%, 01/15/19 (Call 12/15/18)	70	70,905
3.00%, 08/15/19 (Call 07/15/19)	250	255,627

93

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2016

Security	Principal (000s)	Value
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 09/15/18 (Call 08/29/16)[b]	$15	$11,775
USAA Capital Corp.
2.00%, 06/01/21[b]	150	152,085
Visa Inc.
1.20%, 12/14/17	100	100,486
2.20%, 12/14/20 (Call 11/14/20)	145	149,618

		9,412,602
ELECTRIC — 1.62%
Abu Dhabi National Energy Co. PJSC
2.50%, 01/12/18[b]	200	201,120
AES Corp./VA
7.38%, 07/01/21 (Call 06/01/21)	50	56,750
8.00%, 06/01/20[c]	50	58,750
Alabama Power Co.
5.50%, 10/15/17	100	105,238
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)	100	102,682
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	275	275,376
Arizona Public Service Co.
2.20%, 01/15/20 (Call 12/15/19)	100	102,024
8.75%, 03/01/19	50	58,414
Berkshire Hathaway Energy Co.
2.40%, 02/01/20 (Call 01/01/20)	100	102,545
5.75%, 04/01/18	25	26,801
Black Hills Corp.
2.50%, 01/11/19	100	101,064
CenterPoint Energy Houston Electric LLC
1.85%, 06/01/21 (Call 05/01/21)	150	150,671
Centrais Eletricas Brasileiras SA
6.88%, 07/30/19[d]	100	102,530
CMS Energy Corp.
5.05%, 02/15/18	150	157,994
Commonwealth Edison Co.
2.15%, 01/15/19 (Call 12/15/18)	100	101,652
5.80%, 03/15/18	100	107,514
Consolidated Edison Inc.
2.00%, 05/15/21 (Call 04/15/21)	250	251,668
DEWA Sukuk 2013 Ltd.
3.00%, 03/05/18[d]	200	203,290
Dominion Resources Inc./VA
1.90%, 06/15/18	100	100,435
2.96%, 07/01/19[g]	105	106,328
Series A
1.40%, 09/15/17	200	199,750
DPL Inc.
6.50%, 10/15/16 (Call 09/15/16)	18	18,045
6.75%, 10/01/19 (Call 09/01/19)	15	14,887
Duke Energy Corp.
1.63%, 08/15/17	90	90,382
5.05%, 09/15/19	50	55,057
Dynegy Inc.
6.75%, 11/01/19 (Call 05/01/17)[c]	180	183,375

Security	Principal (000s)	Value
E.ON International Finance BV
5.80%, 04/30/18[b]	$100	$106,752
EDP Finance BV
4.90%, 10/01/19[b,c]	100	107,116
Electricite de France SA
2.15%, 01/22/19[b]	200	203,338
6.50%, 01/26/19[b]	75	84,138
Enel Finance International NV
6.25%, 09/15/17[b]	250	263,370
Engie SA
1.63%, 10/10/17[b,c]	100	100,231
Entergy Texas Inc.
7.13%, 02/01/19	150	169,011
Eskom Holdings SOC Ltd.
5.75%, 01/26/21[d]	200	198,540
Eversource Energy
2.50%, 03/15/21 (Call 02/15/21)	200	205,096
Exelon Corp.
2.45%, 04/15/21 (Call 03/15/21)	100	101,616
2.85%, 06/15/20 (Call 05/15/20)	125	129,408
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	100	102,487
6.20%, 10/01/17	25	26,320
Florida Power & Light Co.
5.55%, 11/01/17	25	26,341
GenOn Energy Inc.
9.50%, 10/15/18	50	40,375
Georgia Power Co.
1.95%, 12/01/18	100	101,506
Israel Electric Corp. Ltd.
9.38%, 01/28/20[d]	200	243,624
Jersey Central Power & Light Co.
7.35%, 02/01/19	100	111,970
Korea East-West Power Co. Ltd.
2.63%, 11/27/18[d]	200	204,546
Majapahit Holding BV
7.75%, 01/20/20[d]	200	230,250
Nevada Power Co.
6.50%, 08/01/18	100	109,998
7.13%, 03/15/19	30	34,440
NextEra Energy Capital Holdings Inc.
2.30%, 04/01/19	115	116,762
NiSource Finance Corp.
6.40%, 03/15/18	10	10,772
Northern States Power Co./MN
2.20%, 08/15/20 (Call 07/15/20)	30	30,884
NRG Energy Inc.
7.63%, 01/15/18	34	36,380
7.88%, 05/15/21 (Call 08/29/16)	100	103,750
8.25%, 09/01/20 (Call 08/29/16)	50	51,614
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)	100	107,575
8.25%, 10/15/18	100	114,604
PG&E Corp.
2.40%, 03/01/19 (Call 02/01/19)[c]	25	25,439
PPL Capital Funding Inc.
1.90%, 06/01/18 (Call 05/01/18)	75	75,332

94

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2016

Security	Principal (000s)	Value
Progress Energy Inc.
7.05%, 03/15/19	$400	$453,770
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	100	102,921
Public Service Electric & Gas Co.
2.30%, 09/15/18 (Call 08/15/18)[c]	100	101,879
Southern Co. (The)
1.85%, 07/01/19	25	25,328
2.35%, 07/01/21 (Call 06/01/21)	220	224,739
2.45%, 09/01/18	100	102,226
2.75%, 06/15/20 (Call 05/15/20)	150	155,413
Southern Power Co.
1.85%, 12/01/17	25	25,160
Southwestern Public Service Co.
Series G
8.75%, 12/01/18	150	173,851
State Grid Overseas Investment 2014 Ltd.
2.75%, 05/07/19[d]	200	205,748
Talen Energy Supply LLC
4.63%, 07/15/19 (Call 08/29/16)[b]	50	47,375
6.50%, 05/01/18	50	51,500
WEC Energy Group Inc.
2.45%, 06/15/20 (Call 05/15/20)	45	46,265
Wisconsin Electric Power Co.
1.70%, 06/15/18 (Call 05/15/18)	25	25,127
Wisconsin Public Service Corp.
1.65%, 12/04/18	100	100,845

		8,450,074
ELECTRICAL COMPONENTS & EQUIPMENT — 0.01%
Artesyn Embedded Technologies Inc.
9.75%, 10/15/20 (Call 10/15/16)[b]	20	16,750
GrafTech International Ltd.
6.38%, 11/15/20 (Call 11/15/16)	9	6,795
International Wire Group Holdings Inc.
8.50%, 10/15/17 (Call 08/29/16)[b]	25	25,283

		48,828
ELECTRONICS — 0.17%
Corning Inc.
1.50%, 05/08/18	40	39,922
Fortive Corp.
2.35%, 06/15/21 (Call 05/15/21)[b]	65	66,389
Honeywell International Inc.
5.00%, 02/15/19	75	82,186
5.30%, 03/01/18	100	106,766
Jabil Circuit Inc.
8.25%, 03/15/18	25	27,125
Koninklijke Philips NV
5.75%, 03/11/18	20	21,344
Real Alloy Holding Inc.
10.00%, 01/15/19 (Call 01/15/18)[b]	27	27,135

Security	Principal (000s)	Value
Rexel SA
5.25%, 06/15/20 (Call 08/29/16)[b,c]	$200	$208,000
Sanmina Corp.
4.38%, 06/01/19[b]	27	27,742
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	250	254,517

		861,126
ENGINEERING & CONSTRUCTION — 0.02%
Michael Baker International LLC/CDL Acquisition Co. Inc.
8.25%, 10/15/18 (Call 08/29/16)[b]	50	49,125
Tutor Perini Corp.
7.63%, 11/01/18 (Call 08/29/16)	36	36,486

		85,611
ENTERTAINMENT — 0.14%
DreamWorks Animation SKG Inc.
6.88%, 08/15/20 (Call 08/29/16)[b]	25	26,375
Gibson Brands Inc.
8.88%, 08/01/18 (Call 08/29/16)[b]	25	14,125
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)[c]	100	103,651
4.88%, 11/01/20 (Call 08/01/20)	50	52,881
Greektown Holdings LLC/Greektown Mothership Corp.
8.88%, 03/15/19 (Call 08/29/16)[b]	50	52,375
International Game Technology PLC
5.63%, 02/15/20 (Call 11/15/19)[b,c]	200	214,000
Lions Gate Entertainment Corp.
5.25%, 08/01/18	32	33,840
Scientific Games Corp.
8.13%, 09/15/18 (Call 08/29/16)[c]	100	99,500
Scientific Games International Inc.
6.25%, 09/01/20 (Call 08/29/16)	9	6,120
Six Flags Entertainment Corp.
5.25%, 01/15/21 (Call 08/29/16)[b]	50	51,500
WMG Acquisition Corp.
6.00%, 01/15/21 (Call 08/29/16)[b,c]	50	52,000

		706,367
ENVIRONMENTAL CONTROL — 0.04%
Covanta Holding Corp.
7.25%, 12/01/20 (Call 08/29/16)	50	51,813
GFL Environmental Inc.
9.88%, 02/01/21 (Call 02/01/18)[b]	50	54,250
Republic Services Inc.
5.50%, 09/15/19	100	111,475

		217,538
FOOD — 0.61%
Aramark Services Inc.
5.75%, 03/15/20 (Call 08/29/16)[c]	3	3,090

95

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2016

Security	Principal (000s)	Value
BI-LO LLC/BI-LO Finance Corp.
9.25%, 02/15/19 (Call 08/29/16)[b]	$76	$62,795
Bumble Bee Holdings Inc.
9.00%, 12/15/17 (Call 08/29/16)[b,c]	25	25,438
ConAgra Foods Inc.
1.90%, 01/25/18	175	176,120
Dole Food Co. Inc.
7.25%, 05/01/19 (Call 08/29/16)[b]	25	25,188
General Mills Inc.
2.20%, 10/21/19	225	230,583
JBS Investments GmbH
7.75%, 10/28/20 (Call 10/28/17)[d]	200	212,000
JM Smucker Co. (The)
2.50%, 03/15/20	100	102,794
Kellogg Co.
3.25%, 05/21/18	50	51,722
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)[b]	275	287,114
5.38%, 02/10/20	50	56,149
Kroger Co. (The)
2.30%, 01/15/19 (Call 12/15/18)	50	51,094
2.60%, 02/01/21 (Call 01/01/21)	250	259,740
Marfrig Holdings Europe BV
6.88%, 06/24/19 (Call 06/24/17)[d]	200	205,000
Mondelez International Inc.
6.13%, 02/01/18	200	213,941
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
4.88%, 05/01/21 (Call 08/29/16)	25	25,812
Safeway Inc.
5.00%, 08/15/19	18	18,079
Shearer’s Foods LLC/Chip Finance Corp.
9.00%, 11/01/19 (Call 08/29/16)[b]	25	26,375
Smithfield Foods Inc.
5.25%, 08/01/18 (Call 08/29/16)[b]	100	101,000
Sysco Corp.
1.90%, 04/01/19	35	35,429
2.60%, 10/01/20 (Call 09/01/20)	200	206,821
Tesco PLC
5.50%, 11/15/17[b]	100	104,240
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	100	102,701
Unilever Capital Corp.
1.38%, 07/28/21	100	99,970
2.10%, 07/30/20	100	102,786
2.20%, 03/06/19	100	102,914
Wells Enterprises Inc.
6.75%, 02/01/20 (Call 08/29/16)[b]	6	6,180
Wm Wrigley Jr Co.
3.38%, 10/21/20 (Call 09/21/20)[b]	100	106,744
Woolworths Ltd.
4.00%, 09/22/20[b]	150	157,295

		3,159,114

Security	Principal (000s)	Value
FOREST PRODUCTS & PAPER — 0.05%
Georgia-Pacific LLC
2.54%, 11/15/19 (Call 10/15/19)[b]	$100	$102,477
International Paper Co.
7.95%, 06/15/18	125	139,179
PH Glatfelter Co.
5.38%, 10/15/20 (Call 10/15/16)	12	12,060
Tembec Industries Inc.
9.00%, 12/15/19 (Call 10/15/16)[b]	25	19,562

		273,278
GAS — 0.06%
Dominion Gas Holdings LLC
2.80%, 11/15/20 (Call 10/15/20)	70	72,588
NGL Energy Partners LP/NGL Energy Finance Corp.
5.13%, 07/15/19 (Call 06/15/19)	25	23,064
Sabine Pass LNG LP
6.50%, 11/01/20 (Call 11/01/16)	42	43,680
Sempra Energy
2.40%, 03/15/20 (Call 02/15/20)	100	101,493
6.15%, 06/15/18	25	27,059
9.80%, 02/15/19	50	59,898

		327,782
HAND & MACHINE TOOLS — 0.03%
Apex Tool Group LLC
7.00%, 02/01/21 (Call 08/29/16)[b]	25	22,437
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	100	97,831
Milacron LLC/Mcron Finance Corp.
7.75%, 02/15/21 (Call 08/29/16)[b]	25	26,250

		146,518
HEALTH CARE — PRODUCTS — 0.47%
Abbott Laboratories
2.00%, 03/15/20	165	167,422
Alere Inc.
7.25%, 07/01/18 (Call 08/29/16)	50	50,500
Becton Dickinson and Co.
1.80%, 12/15/17	350	352,455
Boston Scientific Corp.
2.65%, 10/01/18	50	51,261
2.85%, 05/15/20	100	103,525
Covidien International Finance SA
6.00%, 10/15/17	50	52,980
CR Bard Inc.
1.38%, 01/15/18	50	50,045
Danaher Corp.
1.65%, 09/15/18	250	253,443
DJO Finance LLC/DJO Finance Corp.
10.75%, 04/15/20 (Call 08/15/16)[b]	50	41,500
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[b]	50	45,500
Edwards Lifesciences Corp.
2.88%, 10/15/18	50	51,252

96

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2016

Security	Principal (000s)	Value
Hanger Inc.
10.63%, 11/15/18 (Call 08/29/16)	$25	$24,969
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 08/29/16)	50	51,062
12.50%, 11/01/19 (Call 08/29/16)[c]	100	98,000
Life Technologies Corp.
6.00%, 03/01/20	50	56,454
Mallinckrodt International Finance SA
3.50%, 04/15/18	25	24,844
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 04/15/17)[b,c]	50	50,125
Medtronic Inc.
1.50%, 03/15/18	300	301,863
2.50%, 03/15/20	200	207,159
St. Jude Medical Inc.
2.80%, 09/15/20 (Call 08/15/20)	50	51,739
Stryker Corp.
2.00%, 03/08/19	100	101,504
Universal Hospital Services Inc.
7.63%, 08/15/20 (Call 08/29/16)	50	46,500
Zimmer Biomet Holdings Inc.
2.00%, 04/01/18	35	35,222
2.70%, 04/01/20 (Call 03/01/20)	200	204,251

		2,473,575
HEALTH CARE — SERVICES — 0.70%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	250	250,111
2.20%, 03/15/19 (Call 02/15/19)[c]	50	50,983
2.40%, 06/15/21 (Call 05/15/21)	250	254,185
Amsurg Corp.
5.63%, 11/30/20 (Call 08/29/16)	25	25,875
Anthem Inc.
2.25%, 08/15/19	100	101,297
2.30%, 07/15/18	50	50,707
4.35%, 08/15/20	100	109,150
Centene Corp.
5.63%, 02/15/21 (Call 02/15/18)	95	100,344
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 08/29/16)	11	11,131
7.13%, 07/15/20 (Call 07/15/17)[c]	100	90,938
8.00%, 11/15/19 (Call 08/29/16)[c]	150	144,188
Fresenius Medical Care U.S. Finance II Inc.
4.13%, 10/15/20 (Call 07/17/20)[b]	50	52,781
6.50%, 09/15/18[b]	50	54,530
Fresenius Medical Care U.S. Finance Inc.
5.75%, 02/15/21[b,c]	100	112,500
HCA Holdings Inc.
6.25%, 02/15/21	100	108,375
HCA Inc.
3.75%, 03/15/19	100	103,750
4.25%, 10/15/19	50	52,000
6.50%, 02/15/20	176	193,820
8.00%, 10/01/18	50	55,875

Security	Principal (000s)	Value
Humana Inc.
6.30%, 08/01/18	$25	$27,220
IASIS Healthcare LLC/IASIS Capital Corp.
8.38%, 05/15/19 (Call 08/29/16)	50	48,000
Kindred Healthcare Inc.
8.00%, 01/15/20	50	51,125
Laboratory Corp. of America Holdings
2.63%, 02/01/20	100	102,337
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	100	101,957
Roche Holdings Inc.
2.25%, 09/30/19 (Call 08/30/19)[b]	200	206,402
Select Medical Corp.
6.38%, 06/01/21 (Call 08/29/16)	50	49,469
Surgery Center Holdings Inc.
8.88%, 04/15/21 (Call 04/15/18)[b]	50	53,250
Tenet Healthcare Corp.
5.00%, 03/01/19	50	48,125
5.50%, 03/01/19	200	195,000
6.00%, 10/01/20	100	105,745
6.75%, 02/01/20	29	29,000
8.00%, 08/01/20 (Call 08/29/16)	50	50,969
UnitedHealth Group Inc.
1.40%, 10/15/17	50	50,231
2.13%, 03/15/21	25	25,491
2.30%, 12/15/19	25	25,814
2.70%, 07/15/20	450	471,879
6.00%, 02/15/18	25	26,859
Universal Health Services Inc.
3.75%, 08/01/19[b]	25	25,688
WellCare Health Plans Inc.
5.75%, 11/15/20 (Call 11/15/16)	50	51,719

		3,668,820
HOLDING COMPANIES — DIVERSIFIED — 0.28%
American Capital Ltd.
6.50%, 09/15/18 (Call 09/15/16)[b]	72	73,483
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	100	103,498
HRG Group Inc.
7.88%, 07/15/19 (Call 08/29/16)	50	52,938
Huarong Finance II Co. Ltd.
4.50%, 01/16/20[d]	400	423,881
Hutchison Whampoa International 09/19 Ltd.
5.75%, 09/11/19[b]	200	223,540
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	250	251,811
Noble Group Ltd.
6.75%, 01/29/20[b]	100	84,750
WaveDivision Escrow LLC/WaveDivision Escrow Corp.
8.13%, 09/01/20 (Call 09/01/16)[b]	37	38,480
Wharf Finance Ltd.
3.50%, 01/23/19[d]	200	206,862

		1,459,243

97

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2016

Security	Principal (000s)	Value
HOME BUILDERS — 0.17%
Beazer Homes USA Inc.
5.75%, 06/15/19 (Call 03/15/19)	$50	$48,812
9.13%, 05/15/19 (Call 08/15/16)	6	6,015
Brookfield Residential Properties Inc.
6.50%, 12/15/20 (Call 08/29/16)[b,c]	50	51,000
CalAtlantic Group Inc.
6.63%, 05/01/20	15	16,650
8.38%, 05/15/18	50	55,000
DR Horton Inc.
3.75%, 03/01/19 (Call 12/01/18)[c]	50	51,375
4.00%, 02/15/20[c]	25	26,000
K. Hovnanian Enterprises Inc.
7.25%, 10/15/20 (Call 08/29/16)[b,c]	50	45,625
9.13%, 11/15/20 (Call 08/29/16)[b]	15	10,688
KB Home
4.75%, 05/15/19 (Call 02/15/19)	100	102,250
9.10%, 09/15/17	26	27,755
Lennar Corp.
4.50%, 06/15/19 (Call 04/16/19)	50	52,375
4.50%, 11/15/19 (Call 08/15/19)[c]	25	26,281
4.75%, 04/01/21 (Call 02/01/21)[c]	45	47,362
6.95%, 06/01/18	25	26,938
Mattamy Group Corp.
6.50%, 11/15/20 (Call 08/29/16)[b]	50	49,437
Meritage Homes Corp.
7.15%, 04/15/20	25	27,313
Taylor Morrison Communities Inc./Monarch Communities Inc.
5.25%, 04/15/21 (Call 08/29/16)[b]	50	50,875
Toll Brothers Finance Corp.
8.91%, 10/15/17	50	54,100
TRI Pointe Group Inc./TRI Pointe Homes Inc.
4.38%, 06/15/19[c]	33	33,825
William Lyon Homes Inc.
8.50%, 11/15/20 (Call 11/15/16)[c]	50	52,625

		862,301
HOUSEHOLD PRODUCTS & WARES — 0.20%
ACCO Brands Corp.
6.75%, 04/30/20 (Call 04/30/17)	50	52,750
Church & Dwight Co. Inc.
2.45%, 12/15/19 (Call 11/15/19)	50	50,459
Kimberly-Clark Corp.
1.40%, 02/15/19	55	55,607
2.15%, 08/15/20	85	87,558
6.13%, 08/01/17	100	105,227

Security	Principal (000s)	Value
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 08/29/16)	$150	$154,875
7.88%, 08/15/19 (Call 08/15/16)	200	204,280
8.25%, 02/15/21 (Call 08/29/16)	100	104,000
9.00%, 04/15/19 (Call 08/29/16)	100	102,000
Spectrum Brands Inc.
6.38%, 11/15/20 (Call 11/15/16)[c]	50	52,187
Sun Products Corp. (The)
7.75%, 03/15/21 (Call 08/29/16)[b]	50	52,000

		1,020,943
HOUSEWARES — 0.07%
Newell Brands Inc.
2.15%, 10/15/18	75	75,788
2.60%, 03/29/19	250	256,754
3.15%, 04/01/21 (Call 03/01/21)	30	31,394

		363,936
INSURANCE — 0.87%
Aflac Inc.
2.40%, 03/16/20[c]	100	103,051
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	250	254,127
3.30%, 03/01/21 (Call 02/01/21)	250	262,474
Berkshire Hathaway Finance Corp.
1.70%, 03/15/19	400	406,089
5.40%, 05/15/18	200	215,514
China Life Insurance Co. Ltd.
VRN, (5 year CMT + 2.294%)
4.00%, 07/03/75 (Call 07/03/20)[d]	200	203,059
CNA Financial Corp.
5.88%, 08/15/20	50	56,585
CNO Financial Group Inc.
4.50%, 05/30/20	50	52,250
Genworth Holdings Inc.
6.52%, 05/22/18	50	50,063
7.20%, 02/15/21	25	21,110
Hartford Financial Services Group Inc. (The)
5.50%, 03/30/20	100	112,562
6.00%, 01/15/19	100	109,514
Hub Holdings LLC/Hub Holdings Finance Inc.
8.13% (8.88% PIK), 07/15/19 (Call 08/29/16)[b,f]	50	48,250
Jackson National Life Global Funding
2.60%, 12/09/20[b]	200	206,968
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	200	203,465
MassMutual Global Funding II
2.45%, 11/23/20[b]	250	260,106
MetLife Inc.
1.76%, 12/15/17	100	100,673
Metropolitan Life Global Funding I

98

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2016

Security	Principal (000s)	Value
1.88%, 06/22/18[b]	$250	$252,728
1.95%, 12/03/18[b]	150	152,190
2.50%, 12/03/20[b]	150	155,364
New York Life Global Funding
1.55%, 11/02/18[b]	150	151,267
2.15%, 06/18/19[b]	150	153,590
Pricoa Global Funding I
1.90%, 09/21/18[b]	300	304,105
Principal Financial Group Inc.
1.85%, 11/15/17	100	100,429
Principal Life Global Funding II
2.63%, 11/19/20[b]	100	103,118
Prudential Financial Inc.
Series D
6.00%, 12/01/17	48	50,897
Radian Group Inc.
5.25%, 06/15/20[c]	50	51,875
Reliance Standard Life Global Funding II
2.38%, 05/04/20[b]	100	100,210
Travelers Companies Inc. (The)
5.80%, 05/15/18	50	54,000
USI Inc./NY
7.75%, 01/15/21 (Call 08/29/16)[b]	50	50,500
Voya Financial Inc.
2.90%, 02/15/18	77	78,501
WR Berkley Corp.
7.38%, 09/15/19	100	115,499
XLIT Ltd.
2.30%, 12/15/18	25	25,252

		4,565,385
INTERNET — 0.23%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)[c]	200	203,001
Amazon.com Inc.
1.20%, 11/29/17	100	100,444
2.60%, 12/05/19 (Call 11/05/19)	50	52,250
Ancestry.com Inc.
11.00%, 12/15/20 (Call 12/15/16)	50	53,625
Baidu Inc.
3.00%, 06/30/20	200	205,102
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	150	152,301
Equinix Inc.
4.88%, 04/01/20 (Call 04/01/17)[c]	50	51,875
IAC/InterActiveCorp
4.88%, 11/30/18 (Call 08/29/16)[c]	44	45,100
j2 Cloud Services Inc.
8.00%, 08/01/20 (Call 08/29/16)	25	26,110
Mood Media Corp.
9.25%, 10/15/20 (Call 08/29/16)[b]	25	18,000
Symantec Corp.
4.20%, 09/15/20	100	104,890
Tencent Holdings Ltd.
3.38%, 05/02/19[d]	200	207,467

		1,220,165

Security	Principal (000s)	Value
IRON & STEEL — 0.43%
AK Steel Corp.
7.63%, 05/15/20 (Call 08/29/16)	$50	$49,187
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	50	44,000
ArcelorMittal
6.13%, 06/01/18	200	211,000
6.50%, 03/01/21	100	105,500
10.85%, 06/01/19	25	29,375
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC
6.50%, 05/15/21 (Call 05/15/18)[b]	50	52,625
BlueScope Steel Finance Ltd/BlueScope Steel Finance USA LLC
7.13%, 05/01/18 (Call 08/29/16)[b]	18	18,540
CITIC Ltd.
6.38%, 04/10/20[d]	200	227,566
VRN, (5 year CMT + 7.816%)
8.63%, 05/29/49 (Call 11/22/18)[d]	200	224,806
Cliffs Natural Resources Inc.
7.75%, 03/31/20 (Call 03/31/17)[b,c]	25	22,688
8.00%, 09/30/20 (Call 09/30/17)[b]	50	47,000
8.25%, 03/31/20 (Call 03/31/18)[b]	50	51,500
Commercial Metals Co.
7.35%, 08/15/18	25	26,921
CSN Islands XI Corp.
6.88%, 09/21/19[d]	100	63,068
Evraz Group SA
6.50%, 04/22/20[d]	200	203,120
Evraz Inc. N.A. Canada
7.50%, 11/15/19 (Call 05/15/17)[b]	25	24,750
Gerdau Trade Inc.
5.75%, 01/30/21[d]	100	100,720
Metalloinvest Finance DAC
5.63%, 04/17/20[d]	200	209,500
Severstal OAO Via Steel Capital SA
4.45%, 03/19/18[d]	200	205,500
Steel Dynamics Inc.
6.13%, 08/15/19 (Call 08/29/16)	50	51,625
U.S. Steel Corp.
6.88%, 04/01/21 (Call 04/01/17)	41	38,950
7.38%, 04/01/20[c]	25	25,000
8.38%, 07/01/21 (Call 07/01/18)[b]	25	27,281
Vale Overseas Ltd.
4.63%, 09/15/20	200	201,250

		2,261,472
LEISURE TIME — 0.04%
Carnival Corp.
3.95%, 10/15/20	100	107,486
NCL Corp. Ltd.
4.63%, 11/15/20 (Call 11/15/17)[b]	25	25,250
5.25%, 11/15/19 (Call 11/15/16)[b]	50	51,125

		183,861

99

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2016

Security	Principal (000s)	Value
LODGING — 0.12%
Boyd Gaming Corp.
9.00%, 07/01/20 (Call 08/29/16)	$25	$26,334
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties
8.00%, 10/01/20 (Call 10/01/16)	50	50,500
Marriott International Inc./MD
2.88%, 03/01/21 (Call 02/01/21)	80	82,367
MCE Finance Ltd.
5.00%, 02/15/21 (Call 08/29/16)[b,c]	200	202,025
MGM Resorts International
5.25%, 03/31/20[c]	50	53,250
6.75%, 10/01/20[c]	75	82,875
8.63%, 02/01/19	100	113,250
Wyndham Worldwide Corp.
2.50%, 03/01/18 (Call 02/01/18)	25	25,235

		635,836
MACHINERY — 0.43%
BlueLine Rental Finance Corp.
7.00%, 02/01/19 (Call 08/29/16)[b,c]	50	46,000
Briggs & Stratton Corp.
6.88%, 12/15/20	14	15,505
Case New Holland Industrial Inc.
7.88%, 12/01/17[c]	59	63,351
Caterpillar Financial Services Corp.
1.35%, 05/18/19	50	50,179
2.10%, 06/09/19	100	102,492
2.50%, 11/13/20[c]	250	259,474
7.15%, 02/15/19	200	228,643
Cleaver-Brooks Inc.
8.75%, 12/15/19 (Call 08/29/16)[b]	15	15,450
CNH Industrial Capital LLC
3.38%, 07/15/19	100	99,750
3.63%, 04/15/18[c]	100	101,250
3.88%, 07/16/18	100	101,250
4.88%, 04/01/21[c]	50	52,375
John Deere Capital Corp.
1.30%, 03/12/18	100	100,379
1.95%, 12/13/18	300	305,499
2.05%, 03/10/20	100	102,168
2.38%, 07/14/20[c]	55	56,880
5.75%, 09/10/18	25	27,409
Series 0014
2.45%, 09/11/20	100	103,444
Roper Technologies Inc.
2.05%, 10/01/18	300	303,551
SPL Logistics Escrow LLC/SPL Logistics Finance Corp.
8.88%, 08/01/20 (Call 08/29/16)[b]	50	38,125
Terex Corp.
6.00%, 05/15/21 (Call 11/15/16)	25	25,437
6.50%, 04/01/20 (Call 08/29/16)	15	15,263
Xerium Technologies Inc.
8.88%, 06/15/18 (Call 08/29/16)	36	36,936

		2,250,810

Security	Principal (000s)	Value
MANUFACTURING — 0.41%
3M Co.
1.63%, 06/15/19	$150	$152,394
2.00%, 08/07/20[c]	100	102,410
Airgas Inc.
3.05%, 08/01/20 (Call 07/01/20)	70	72,807
Bombardier Inc.
4.75%, 04/15/19[b,c]	50	49,125
5.50%, 09/15/18[b]	55	55,412
7.50%, 03/15/18[b,c]	50	51,875
7.75%, 03/15/20[b,c]	50	50,700
Eaton Corp.
1.50%, 11/02/17	175	175,449
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	200	206,350
4.38%, 09/16/20	150	167,305
5.25%, 12/06/17	325	343,603
5.50%, 01/08/20	100	113,955
Harsco Corp.
5.75%, 05/15/18	50	49,563
Koppers Inc.
7.88%, 12/01/19 (Call 08/29/16)	33	33,743
LSB Industries Inc.
7.75%, 08/01/19 (Call 08/29/16)	25	25,781
Pentair Finance SA
3.63%, 09/15/20 (Call 08/15/20)	100	102,049
Siemens Financieringsmaatschappij NV
1.45%, 05/25/18[b]	250	251,727
SPX FLOW Inc.
6.88%, 09/01/17[c]	50	52,189
Techniplas LLC
10.00%, 05/01/20 (Call 11/01/17)[b]	31	24,025
Tyco Electronics Group SA
2.38%, 12/17/18 (Call 11/17/18)	60	60,553

		2,141,015
MEDIA — 0.91%
21st Century Fox America Inc.
6.90%, 03/01/19	200	226,939
American Media Inc.
11.50%, 12/15/17 (Call 08/29/16)[c]	25	25,250
Cablevision Systems Corp.
7.75%, 04/15/18	50	53,562
8.00%, 04/15/20	50	52,125
8.63%, 09/15/17	50	53,125
Cequel Communications Holdings I LLC/Cequel Capital Corp.
6.38%, 09/15/20 (Call 08/29/16)[b]	100	103,125
Charter Communications Operating LLC/ Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)[b,c]	100	105,193
Clear Channel Worldwide Holdings Inc.
Series B
7.63%, 03/15/20 (Call 08/29/16)	125	123,750

100

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2016

Security	Principal (000s)	Value
Comcast Corp.
5.70%, 05/15/18[c]	$325	$351,814
5.70%, 07/01/19	50	56,431
6.30%, 11/15/17	50	53,409
Cox Communications Inc.
9.38%, 01/15/19[b]	50	58,277
CSC Holdings LLC
7.63%, 07/15/18	50	54,125
Cumulus Media Holdings Inc.
7.75%, 05/01/19 (Call 08/29/16)	25	10,500
Discovery Communications LLC
5.05%, 06/01/20[c]	100	109,335
DISH DBS Corp.
4.25%, 04/01/18[c]	50	51,312
5.13%, 05/01/20	50	51,188
6.75%, 06/01/21	100	106,250
7.88%, 09/01/19	100	110,500
Graham Holdings Co.
7.25%, 02/01/19	25	27,113
Gray Television Inc.
7.50%, 10/01/20 (Call 08/29/16)	50	52,187
Historic TW Inc.
6.88%, 06/15/18	25	27,529
iHeartCommunications Inc.
6.88%, 06/15/18	20	15,300
9.00%, 12/15/19 (Call 08/29/16)	100	80,468
9.00%, 03/01/21 (Call 08/29/16)[c]	100	75,000
10.00%, 01/15/18 (Call 08/29/16)	50	32,000
Myriad International Holdings BV
6.00%, 07/18/20[d]	200	219,740
NBCUniversal Enterprise Inc.
1.97%, 04/15/19[b]	250	255,217
NBCUniversal Media LLC
5.15%, 04/30/20	125	142,242
Nexstar Broadcasting Inc.
6.88%, 11/15/20 (Call 08/29/16)	50	52,375
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 10/01/16)[c]	75	76,875
Radio One Inc.
9.25%, 02/15/20 (Call 02/15/17)[b]	25	23,313
Sinclair Television Group Inc.
5.38%, 04/01/21 (Call 08/29/16)	50	52,000
Sirius XM Radio Inc.
4.25%, 05/15/20 (Call 08/29/16)[b,c]	50	51,000
Spanish Broadcasting System Inc.
12.50%, 04/15/17 (Call 08/29/16)[b]	25	24,688
Starz LLC/Starz Finance Corp.
5.00%, 09/15/19 (Call 08/29/16)	25	25,438
TEGNA Inc.
5.13%, 10/15/19 (Call 10/15/16)[c]	25	25,844
Thomson Reuters Corp.
1.65%, 09/29/17	200	200,544

Security	Principal (000s)	Value
Time Warner Cable Inc.
5.00%, 02/01/20	$250	$272,916
8.25%, 04/01/19	200	231,958
8.75%, 02/14/19	50	58,225
Time Warner Inc.
2.10%, 06/01/19	300	305,146
4.88%, 03/15/20	100	111,176
Viacom Inc.
2.50%, 09/01/18	50	50,699
2.75%, 12/15/19 (Call 11/15/19)	25	25,466
Walt Disney Co. (The)
1.10%, 12/01/17	75	75,285
1.85%, 05/30/19	100	102,199
2.15%, 09/17/20	250	258,193
WideOpenWest Finance LLC/WideOpen West Capital Corp.
10.25%, 07/15/19 (Call 08/29/16)	50	52,062

		4,758,408
METAL FABRICATE & HARDWARE — 0.07%
Precision Castparts Corp.
2.25%, 06/15/20 (Call 05/15/20)	100	103,009
TMK OAO Via TMK Capital SA
6.75%, 04/03/20[d]	200	206,760
Wise Metals Group LLC/Wise Alloys Finance Corp.
8.75%, 12/15/18 (Call 08/29/16)[b]	40	38,000

		347,769
MINING — 0.61%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)	50	53,232
5.72%, 02/23/19	100	106,875
6.15%, 08/15/20	50	54,921
6.75%, 07/15/18[c]	40	43,400
Aleris International Inc.
7.88%, 11/01/20 (Call 08/29/16)	25	23,130
9.50%, 04/01/21 (Call 04/01/18)[b]	30	31,800
Anglo American Capital PLC
3.63%, 05/14/20[b]	200	193,500
Barminco Finance Pty Ltd.
9.00%, 06/01/18[b]	25	22,938
BHP Billiton Finance USA Ltd.
6.50%, 04/01/19	325	367,230
Coeur Mining Inc.
7.88%, 02/01/21 (Call 02/01/17)	25	24,750
Constellium NV
7.88%, 04/01/21 (Call 04/01/18)[b,c]	250	261,875
Corp. Nacional del Cobre de Chile
3.75%, 11/04/20[b]	100	108,271
Eldorado Gold Corp.
6.13%, 12/15/20 (Call 12/15/16)[b]	50	50,125
First Quantum Minerals Ltd.
6.75%, 02/15/20 (Call 02/15/17)[b]	100	92,050
Freeport-McMoRan Inc.
2.30%, 11/14/17	25	24,938
2.38%, 03/15/18[c]	100	98,750
3.10%, 03/15/20	75	69,539

101

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2016

Security	Principal (000s)	Value
Glencore Finance Canada Ltd.
2.70%, 10/25/17[b]	$250	$251,125
Glencore Funding LLC
2.88%, 04/16/20[b]	100	97,217
Hecla Mining Co.
6.88%, 05/01/21 (Call 08/29/16)	50	50,000
HudBay Minerals Inc.
9.50%, 10/01/20 (Call 10/01/16)	50	47,875
IAMGOLD Corp.
6.75%, 10/01/20 (Call 10/01/16)[b]	50	46,750
International Wire Group Inc.
10.75%, 08/01/21 (Call 08/01/19)[b]	25	24,063
Lundin Mining Corp.
7.50%, 11/01/20 (Call 11/01/17)[b]	50	52,760
MMC Norilsk Nickel OJSC via MMC Finance Ltd.
5.55%, 10/28/20[d]	200	210,707
New Gold Inc.
7.00%, 04/15/20 (Call 08/29/16)[b]	50	51,687
Novelis Inc.
8.38%, 12/15/17 (Call 08/29/16)	50	51,063
8.75%, 12/15/20 (Call 08/29/16)	100	104,250
Rio Tinto Finance USA Ltd.
9.00%, 05/01/19	200	239,898
Teck Resources Ltd.
3.00%, 03/01/19	11	10,533
4.50%, 01/15/21 (Call 10/15/20)	25	22,625
8.00%, 06/01/21 (Call 06/01/18)[b]	55	58,712
Thompson Creek Metals Co. Inc.
7.38%, 06/01/18 (Call 08/29/16)	25	24,156
9.75%, 12/01/17 (Call 08/29/16)	25	25,719
Vedanta Resources PLC
6.00%, 01/31/19[d]	200	183,000

		3,179,464
OFFICE & BUSINESS EQUIPMENT — 0.08%
Pitney Bowes Inc.
5.75%, 09/15/17	200	207,114
Xerox Corp.
2.75%, 03/15/19	50	49,799
3.50%, 08/20/20[c]	100	100,634
5.63%, 12/15/19	50	53,996

		411,543
OIL & GAS — 3.02%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.
9.63%, 10/15/18 (Call 08/29/16)	25	20,750
Anadarko Petroleum Corp.
4.85%, 03/15/21 (Call 02/15/21)[c]	100	105,485
6.38%, 09/15/17	13	13,641
8.70%, 03/15/19	50	56,820
Antero Resources Corp.
6.00%, 12/01/20 (Call 08/29/16)[c]	50	49,500
Atwood Oceanics Inc.
6.50%, 02/01/20 (Call 08/29/16)	25	18,375
Baytex Energy Corp.
5.13%, 06/01/21 (Call 06/01/17)[b]	50	40,500

Security	Principal (000s)	Value
BP Capital Markets PLC
1.38%, 11/06/17	$250	$250,664
1.38%, 05/10/18	25	25,027
2.24%, 05/10/19	200	203,939
2.32%, 02/13/20	250	255,413
4.75%, 03/10/19	200	216,246
British Transco Finance Inc.
6.63%, 06/01/18	250	272,066
California Resources Corp.
5.00%, 01/15/20 (Call 12/15/19)	50	22,750
Calumet Specialty Products Partners LP/Calumet Finance Corp.
11.50%, 01/15/21 (Call 04/15/18)[b]	50	57,000
Canadian Natural Resources Ltd.
1.75%, 01/15/18	150	148,410
Canbriam Energy Inc.
9.75%, 11/15/19 (Call 05/15/17)[b]	50	50,625
Carrizo Oil & Gas Inc.
7.50%, 09/15/20 (Call 09/15/16)[c]	50	49,875
Cenovus Energy Inc.
5.70%, 10/15/19	100	106,197
Chesapeake Energy Corp.
6.13%, 02/15/21	100	69,000
6.50%, 08/15/17[c]	50	48,000
Chevron Corp.
1.34%, 11/09/17[c]	50	50,241
1.37%, 03/02/18	125	125,298
1.72%, 06/24/18 (Call 05/24/18)	100	100,814
1.96%, 03/03/20 (Call 02/03/20)	100	101,461
2.10%, 05/16/21 (Call 04/15/21)	350	356,603
2.42%, 11/17/20 (Call 10/17/20)	200	206,386
4.95%, 03/03/19	100	108,702
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
1.70%, 05/01/18[b]	100	99,891
Citgo Holding Inc.
10.75%, 02/15/20[d]	100	98,750
Clayton Williams Energy Inc.
7.75%, 04/01/19 (Call 08/29/16)	50	45,500
CNOOC Finance 2013 Ltd.
1.75%, 05/09/18	200	199,792
CNOOC Finance 2015 Australia Pty Ltd.
2.63%, 05/05/20	200	203,744
CNPC General Capital Ltd.
1.95%, 04/16/18[d]	200	200,137
Comstock Resources Inc.
10.00%, 03/15/20 (Call 08/29/16)[b]	60	49,650
Concho Resources Inc.
7.00%, 01/15/21 (Call 08/29/16)[c]	50	51,688
ConocoPhillips
5.75%, 02/01/19	200	218,923
6.00%, 01/15/20	25	28,250
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	250	248,099
4.20%, 03/15/21 (Call 02/15/21)	50	53,224

102

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2016

Security	Principal (000s)	Value
Continental Resources Inc./OK
7.13%, 04/01/21 (Call 08/29/16)	$25	$25,563
7.38%, 10/01/20 (Call 08/29/16)	50	51,250
Denbury Resources Inc.
9.00%, 05/15/21 (Call 12/15/18)[b],c	50	50,000
Devon Energy Corp.
2.25%, 12/15/18 (Call 11/15/18)	200	199,080
Diamond Offshore Drilling Inc.
5.88%, 05/01/19	50	51,942
Ecopetrol SA
7.63%, 07/23/19	200	228,250
Empresa Nacional del Petroleo
5.25%, 08/10/20[b]	200	221,526
Ensco PLC
4.70%, 03/15/21	75	63,750
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	100	101,267
4.10%, 02/01/21	100	107,515
EP Energy LLC/Everest Acquisition Finance Inc.
9.38%, 05/01/20 (Call 08/29/16)	125	71,250
EQT Corp.
8.13%, 06/01/19	50	57,040
EV Energy Partners LP/EV Energy Finance Corp.
8.00%, 04/15/19 (Call 08/29/16)	100	59,000
Exxon Mobil Corp.
1.71%, 03/01/19	450	456,842
1.82%, 03/15/19 (Call 02/15/19)	9	9,159
1.91%, 03/06/20 (Call 02/06/20)	250	254,968
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc.
6.50%, 11/15/20 (Call 08/29/16)	50	49,500
Gazprom OAO Via Gaz Capital SA
3.85%, 02/06/20[d]	200	199,000
9.25%, 04/23/19[d]	200	229,418
Gulfport Energy Corp.
7.75%, 11/01/20 (Call 11/01/16)[c]	50	51,250
Halcon Resources Corp.
8.63%, 02/01/20 (Call 02/01/17)[b],[c]	50	46,000
Hess Corp.
8.13%, 02/15/19	50	55,915
Hilcorp Energy I LP/Hilcorp Finance Co.
7.63%, 04/15/21 (Call 08/29/16)[b]	50	51,125
KazMunaiGaz Finance Sub BV
9.13%, 07/02/18[d]	100	110,010
KazMunayGas National Co. JSC
6.38%, 04/09/21[d]	200	216,040
7.00%, 05/05/20[d]	100	109,000
Korea National Oil Corp.
2.75%, 01/23/19[d]	200	205,238
Legacy Reserves LP/Legacy Reserves Finance Corp.
8.00%, 12/01/20 (Call 12/01/16)	15	7,125
Lukoil International Finance BV
3.42%, 04/24/18[d]	200	201,980
7.25%, 11/05/19[d]	100	110,900
Marathon Oil Corp.
5.90%, 03/15/18	100	103,750
6.00%, 10/01/17	50	51,500
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)[c]	100	103,303
MEG Energy Corp.
6.50%, 03/15/21 (Call 08/29/16)[b]	50	37,250

Security	Principal (000s)	Value
Murphy Oil Corp.
3.50%, 12/01/17	$50	$50,164
Nabors Industries Inc.
6.15%, 02/15/18	25	25,500
Noble Energy Inc.
8.25%, 03/01/19	100	114,370
Noble Holding International Ltd.
4.63%, 03/01/21	50	41,525
5.00%, 03/16/18	40	38,532
Northern Oil and Gas Inc.
8.00%, 06/01/20 (Call 08/29/16)	25	18,313
Oasis Petroleum Inc.
7.25%, 02/01/19 (Call 08/29/16)[c]	25	23,438
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	100	100,270
Ocean Rig UDW Inc.
7.25%, 04/01/19 (Call 04/01/17)[b]	50	24,000
Parker Drilling Co.
7.50%, 08/01/20 (Call 08/29/16)	15	11,780
PBF Holding Co. LLC/PBF Finance Corp.
8.25%, 02/15/20 (Call 08/29/16)	50	51,875
Permian Resources LLC/AEPB Finance Corp.
8.00%, 06/15/20 (Call 06/15/17)[b]	25	24,500
Petrobras Global Finance BV
3.00%, 01/15/19	140	133,700
4.88%, 03/17/20	95	92,540
5.38%, 01/27/21	300	284,625
5.75%, 01/20/20	275	274,477
7.88%, 03/15/19	100	106,050
8.38%, 05/23/21	300	317,175
FRN, (3 mo. LIBOR US + 2.140%)
2.82%, 01/15/19	75	69,938
FRN, (3 mo. LIBOR US + 2.880%)
3.54%, 03/17/20	50	46,110
Petroleos de Venezuela SA
8.50%, 11/02/17[d]	210	163,485
Petroleos Mexicanos
3.50%, 07/18/18	150	151,698
5.50%, 02/04/19[b]	100	105,232
5.50%, 01/21/21	300	318,620
5.75%, 03/01/18	25	26,109
8.00%, 05/03/19	400	447,986
Petroleum Co. of Trinidad & Tobago Ltd.
9.75%, 08/14/19[b]	170	185,087
Petronas Capital Ltd.
5.25%, 08/12/19[b]	100	110,122
Petronas Global Sukuk Ltd.
2.71%, 03/18/20[d]	200	203,096
Pioneer Natural Resources Co.
7.50%, 01/15/20	50	57,811
Precision Drilling Corp.
6.63%, 11/15/20 (Call 08/29/16)	50	46,245
Pride International Inc.
8.50%, 06/15/19	50	51,125
QEP Resources Inc.
6.88%, 03/01/21[c]	50	50,250
Range Resources Corp.
5.75%, 06/01/21 (Call 08/29/16)	50	48,500
Ras Laffan Liquefied Natural Gas Co. Ltd. III
6.75%, 09/30/19[b]	250	286,647

103

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2016

Security	Principal (000s)	Value
Rowan Companies Inc.
7.88%, 08/01/19	$50	$52,867
Sanchez Energy Corp.
7.75%, 06/15/21 (Call 06/15/17)	50	38,250
Seven Generations Energy Ltd.
8.25%, 05/15/20 (Call 08/29/16)[b]	50	51,500
Shell International Finance BV
1.13%, 08/21/17	75	75,167
1.38%, 05/10/19	100	99,907
1.88%, 05/10/21	250	251,066
2.00%, 11/15/18	300	304,294
2.25%, 11/10/20	150	153,192
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/20[d]	200	203,589
Southwestern Energy Co.
4.05%, 01/23/20 (Call 12/23/19)	100	97,500
Statoil ASA
2.25%, 11/08/19	200	204,707
3.13%, 08/17/17	182	185,984
5.25%, 04/15/19	100	109,878
Suncor Energy Inc.
6.10%, 06/01/18	125	134,382
Sunoco LP/Sunoco Finance Corp.
5.50%, 08/01/20 (Call 08/01/17)[b]	50	50,625
6.25%, 04/15/21 (Call 04/15/18)[b]	50	51,000
Tesoro Corp.
4.25%, 10/01/17 (Call 09/01/17)	33	33,413
Total Capital International SA
2.10%, 06/19/19	200	203,889
Transocean Inc.
6.00%, 03/15/18[c]	175	170,625
Unit Corp.
6.63%, 05/15/21 (Call 08/29/16)	50	38,750
Valero Energy Corp.
6.13%, 02/01/20[c]	50	56,610
9.38%, 03/15/19	50	59,430
Vanguard Natural Resources LLC/VNR Finance Corp.
7.88%, 04/01/20 (Call 04/01/17)	25	10,250
W&T Offshore Inc.
8.50%, 06/15/19 (Call 08/29/16)	25	6,938
Western Refining Inc.
6.25%, 04/01/21 (Call 04/01/17)	50	46,500
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)	50	43,625
5.75%, 03/15/21 (Call 12/15/20)[c]	100	83,750
WPX Energy Inc.
7.50%, 08/01/20 (Call 07/01/20)	50	49,250
YPF SA
8.50%, 03/23/21[d]	150	160,875
8.88%, 12/19/18[d]	50	54,250

		15,757,100
OIL & GAS SERVICES — 0.17%
Basic Energy Services Inc.
7.75%, 02/15/19 (Call 08/29/16)	50	17,500
Forbes Energy Services Ltd.
9.00%, 06/15/19 (Call 08/29/16)[h]	6	2,370

Security	Principal (000s)	Value
Halliburton Co.
2.00%, 08/01/18 (Call 07/01/18)	$100	$100,824
KCA Deutag UK Finance PLC
7.25%, 05/15/21 (Call 05/15/17)[b,c]	200	152,000
McDermott International Inc.
8.00%, 05/01/21 (Call 05/01/17)[b]	50	44,500
PHI Inc.
5.25%, 03/15/19 (Call 08/29/16)	25	23,000
Schlumberger Holdings Corp.
1.90%, 12/21/17[b]	100	100,861
2.35%, 12/21/18[b]	200	204,196
3.00%, 12/21/20 (Call 11/21/20)[b]	70	73,427
SEACOR Holdings Inc.
7.38%, 10/01/19	21	20,160
SESI LLC
6.38%, 05/01/19 (Call 08/29/16)	50	48,250
Weatherford International Ltd.
5.13%, 09/15/20	25	23,500
7.75%, 06/15/21 (Call 05/15/21)[c]	45	42,511
9.63%, 03/01/19	50	55,250

		908,349
PACKAGING & CONTAINERS — 0.08%
AEP Industries Inc.
8.25%, 04/15/19 (Call 08/29/16)	25	25,438
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
6.25%, 01/31/19 (Call 08/29/16)[b]	200	204,500
Ball Corp.
4.38%, 12/15/20[c]	75	80,344
Greif Inc.
7.75%, 08/01/19	33	36,960
PaperWorks Industries Inc.
9.50%, 08/15/19 (Call 08/29/16)[b]	30	28,425
Sealed Air Corp.
6.50%, 12/01/20 (Call 09/01/20)[b,c]	25	28,656

		404,323
PHARMACEUTICALS — 1.22%
AbbVie Inc.
1.75%, 11/06/17	75	75,457
1.80%, 05/14/18	250	251,701
2.00%, 11/06/18	150	151,620
2.30%, 05/14/21 (Call 04/14/21)	180	183,213
2.50%, 05/14/20 (Call 04/14/20)	150	153,846
Actavis Funding SCS
2.35%, 03/12/18	100	101,410
3.00%, 03/12/20 (Call 02/12/20)[c]	315	326,983
Actavis Inc.
1.88%, 10/01/17	275	276,147
AstraZeneca PLC
2.38%, 11/16/20[c]	100	102,442
5.90%, 09/15/17	350	368,631
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)	65	65,925
Bayer U.S. Finance LLC
2.38%, 10/08/19[b]	200	204,306
BioScrip Inc.
8.88%, 02/15/21 (Call 02/15/17)	27	24,908

104

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2016

Security	Principal (000s)	Value
Capsugel SA
7.00% (7.75% PIK), 05/15/19 (Call 08/15/16)[b,f]	$39	$39,390
Cardinal Health Inc.
1.70%, 03/15/18	25	25,155
1.95%, 06/15/18	35	35,346
Eli Lilly & Co.
1.95%, 03/15/19	25	25,476
EMD Finance LLC
2.40%, 03/19/20 (Call 02/19/20)[b]	100	101,582
Express Scripts Holding Co.
2.25%, 06/15/19	200	203,864
3.30%, 02/25/21 (Call 01/25/21)	25	26,298
Forest Laboratories LLC
4.38%, 02/01/19 (Call 11/03/18)[b]	100	105,946
JLL/Delta Dutch Pledgeco BV
8.75% (9.50% PIK), 05/01/20 (Call 08/03/16)[b,c,f]	50	51,000
Johnson & Johnson
1.13%, 11/21/17	100	100,431
1.65%, 12/05/18[c]	150	152,560
1.65%, 03/01/21 (Call 02/01/21)	230	233,698
McKesson Corp.
1.40%, 03/15/18	200	200,119
Mead Johnson Nutrition Co.
3.00%, 11/15/20	30	31,288
4.90%, 11/01/19	50	54,359
Merck & Co. Inc.
1.10%, 01/31/18	50	50,176
1.30%, 05/18/18	175	176,206
1.85%, 02/10/20	100	102,302
Mylan NV
2.50%, 06/07/19[b]	50	50,745
3.00%, 12/15/18[b]	100	102,721
3.15%, 06/15/21 (Call 05/15/21)[b,c]	200	205,911
NBTY Inc.
7.63%, 05/15/21 (Call 05/15/18)[b]	90	91,800
Novartis Securities Investment Ltd.
5.13%, 02/10/19	350	384,440
Pfizer Inc.
1.45%, 06/03/19	100	100,530
1.95%, 06/03/21	100	101,477
2.10%, 05/15/19	300	306,889
6.20%, 03/15/19	100	112,482
Sanofi
4.00%, 03/29/21	250	275,290
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/19[c]	50	50,348
2.20%, 07/21/21	55	55,411
Valeant Pharmaceuticals International Inc.
5.38%, 03/15/20 (Call 03/15/17)[b]	125	111,484
6.38%, 10/15/20 (Call 10/15/16)[b]	150	135,375
6.75%, 08/15/18 (Call 08/29/16)[b,c]	100	98,750
7.00%, 10/01/20 (Call 08/29/16)[b]	50	46,375
7.50%, 07/15/21 (Call 08/29/16)[b]	25	23,250

Security	Principal (000s)	Value
Zoetis Inc.
3.45%, 11/13/20 (Call 10/13/20)	$100	$104,043

		6,359,106
PIPELINES — 0.73%
Buckeye Partners LP
2.65%, 11/15/18 (Call 10/15/18)	25	25,020
Columbia Pipeline Group Inc.
2.45%, 06/01/18	150	151,174
DCP Midstream LLC
5.35%, 03/15/20[b]	50	50,250
DCP Midstream Operating LP
2.70%, 04/01/19 (Call 03/01/19)	100	96,500
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)	100	95,410
Enbridge Energy Partners LP
4.38%, 10/15/20 (Call 09/15/20)	100	103,208
5.20%, 03/15/20	50	52,899
Energy Transfer Equity LP
7.50%, 10/15/20	100	107,750
Energy Transfer Partners LP
4.15%, 10/01/20 (Call 08/01/20)[c]	100	102,620
6.70%, 07/01/18	100	107,120
9.70%, 03/15/19	100	114,650
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	100	102,545
2.85%, 04/15/21 (Call 03/15/21)	200	205,849
6.50%, 01/31/19	100	111,533
Series L
6.30%, 09/15/17	25	26,283
Genesis Energy LP/Genesis Energy Finance Corp.
5.75%, 02/15/21 (Call 02/15/17)	50	49,500
Holly Energy Partners LP/Holly Energy Finance Corp.
6.50%, 03/01/20 (Call 08/29/16)	15	15,375
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (Call 01/01/21)	100	100,689
5.30%, 09/15/20	25	26,682
5.95%, 02/15/18	200	210,779
Kinder Morgan Finance Co. LLC
6.00%, 01/15/18[b]	50	51,806
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	300	304,561
NGPL PipeCo LLC
7.12%, 12/15/17[b]	50	52,375
9.63%, 06/01/19 (Call 08/29/16)[b]	50	52,375
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp.
6.50%, 04/01/19 (Call 10/01/16)	50	48,687
NuStar Logistics LP
4.80%, 09/01/20	50	49,000
ONEOK Partners LP
2.00%, 10/01/17 (Call 09/01/17)	25	24,982
3.20%, 09/15/18 (Call 08/15/18)	50	50,530
8.63%, 03/01/19	50	56,440
Phillips 66 Partners LP
2.65%, 02/15/20 (Call 01/15/20)	75	74,785

105

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2016

Security	Principal (000s)	Value
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	$50	$49,363
5.00%, 02/01/21 (Call 11/01/20)[c]	100	105,957
Rockies Express Pipeline LLC
5.63%, 04/15/20[b,c]	50	51,500
6.85%, 07/15/18[b,c]	50	52,625
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)	100	103,250
Spectra Energy Capital LLC
6.20%, 04/15/18	100	105,255
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/18 (Call 10/15/17)	50	50,375
6.63%, 10/01/20 (Call 10/01/16)	15	15,337
6.88%, 02/01/21 (Call 08/29/16)	50	51,250
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19 (Call 09/15/19)	50	53,125
TransCanada PipeLines Ltd.
1.88%, 01/12/18	100	100,231
3.13%, 01/15/19	150	154,719
7.13%, 01/15/19	100	112,196
Western Gas Partners LP
2.60%, 08/15/18 (Call 07/15/18)	25	24,876
Williams Partners LP
5.25%, 03/15/20	150	157,320

		3,808,756
REAL ESTATE — 0.47%
Agile Property Holdings Ltd.
8.38%, 02/18/19 (Call 02/18/17)[d]	200	213,256
China Overseas Finance Cayman VI Ltd.
4.25%, 05/08/19[d]	200	211,550
China Resources Land Ltd.
4.38%, 02/27/19[d]	200	210,965
Country Garden Holdings Co. Ltd.
7.50%, 03/09/20 (Call 03/09/18)[d]	200	216,014
Crescent Resources LLC/Crescent Ventures Inc.
10.25%, 08/15/17 (Call 08/29/16)[b,c]	25	25,000
Evergrande Real Estate Group Ltd.
8.75%, 10/30/18 (Call 10/30/16)[d]	200	206,000
Franshion Brilliant Ltd.
5.75%, 03/19/19[d]	200	214,650
Greentown China Holdings Ltd.
5.88%, 08/11/20 (Call 08/11/18)[d]	200	213,364
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19[b]	50	51,875
Scentre Group Trust 1/Scentre Group Trust 2
2.38%, 11/05/19 (Call 10/06/19)[b]	100	101,691
Shimao Property Holdings Ltd.
6.63%, 01/14/20 (Call 01/14/17)[d]	225	235,415
Shui On Development Holding Ltd.
8.70%, 05/19/18[d]	150	161,192
Sun Hung Kai Properties Capital Market Ltd. VRN, (6 mo. LIBOR US + 1.932%)
3.38%, 02/25/24 (Call 02/25/19)[d]	200	205,021
Trillion Chance Ltd.
8.50%, 01/10/19 (Call 01/10/17)[d]	200	211,764

		2,477,757

Security	Principal (000s)	Value
REAL ESTATE INVESTMENT TRUSTS — 0.44%
American Tower Corp.
3.30%, 02/15/21 (Call 01/15/21)[c]	$85	$89,350
3.40%, 02/15/19	150	156,846
Boston Properties LP
3.70%, 11/15/18 (Call 08/17/18)	50	52,142
Corrections Corp. of America
4.13%, 04/01/20 (Call 01/01/20)	50	51,313
Digital Realty Trust LP
3.40%, 10/01/20 (Call 09/01/20)[c]	150	155,024
ERP Operating LP
2.38%, 07/01/19 (Call 06/01/19)	100	102,113
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	100	101,230
3.75%, 02/01/19 (Call 11/01/18)	50	52,019
5.38%, 02/01/21 (Call 11/03/20)	50	56,241
Iron Mountain Inc.
4.38%, 06/01/21 (Call 06/01/18)[b]	50	51,750
6.00%, 10/01/20 (Call 10/01/17)[b]	100	105,500
iStar Inc.
4.00%, 11/01/17 (Call 08/01/17)[c]	75	74,437
4.88%, 07/01/18 (Call 08/29/16)	12	11,880
5.00%, 07/01/19 (Call 08/29/16)	50	49,250
7.13%, 02/15/18	25	25,750
Mack-Cali Realty LP
7.75%, 08/15/19	150	168,412
Prologis LP
2.75%, 02/15/19 (Call 01/15/19)	100	102,736
Realty Income Corp.
2.00%, 01/31/18 (Call 12/31/17)	100	100,610
Select Income REIT
2.85%, 02/01/18 (Call 01/01/18)	100	100,607
3.60%, 02/01/20 (Call 01/01/20)	75	76,132
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	150	151,348
2.20%, 02/01/19 (Call 11/01/18)	150	153,290
2.50%, 07/15/21 (Call 04/15/21)[c]	50	51,776
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	50	50,206
Vereit Operating Partnership LP
3.00%, 02/06/19 (Call 01/06/19)	50	50,125
VEREIT Operating Partnership LP
4.13%, 06/01/21 (Call 05/01/21)	35	36,400
Welltower Inc.
4.13%, 04/01/19 (Call 01/01/19)	100	105,330

		2,281,817
RETAIL — 0.87%
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	45	46,328
Best Buy Co. Inc.
5.00%, 08/01/18	50	52,750
Claire’s Stores Inc.
9.00%, 03/15/19 (Call 08/29/16)[b]	100	55,000
Costco Wholesale Corp.
1.13%, 12/15/17	25	25,123
1.70%, 12/15/19	200	203,966

106

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2016

Security	Principal (000s)	Value
CVS Health Corp.
1.90%, 07/20/18	$75	$76,045
2.25%, 12/05/18 (Call 11/05/18)[c]	100	102,420
2.25%, 08/12/19 (Call 07/12/19)	50	51,400
2.80%, 07/20/20 (Call 06/20/20)	300	313,846
Dollar Tree Inc.
5.25%, 03/01/20 (Call 03/01/17)	50	52,000
DriveTime Automotive Group Inc./DT Acceptance Corp.
8.00%, 06/01/21 (Call 06/01/17)[b]	50	47,500
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 08/29/16)[c]	50	45,500
GameStop Corp.
5.50%, 10/01/19 (Call 10/01/16)[b]	50	50,750
6.75%, 03/15/21 (Call 03/15/18)[b,c]	25	25,250
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	100	106,642
Guitar Center Inc.
6.50%, 04/15/19 (Call 08/29/16)[b]	50	44,125
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	50	51,373
2.00%, 04/01/21 (Call 03/01/21)	200	205,566
2.25%, 09/10/18 (Call 08/10/18)	50	51,308
Hot Topic Inc.
9.25%, 06/15/21 (Call 08/29/16)[b]	50	52,562
JC Penney Corp. Inc.
8.13%, 10/01/19	100	104,500
Jo-Ann Stores Holdings Inc.
9.75% (10.50% PIK), 10/15/19 (Call 08/29/16)[b,f]	50	44,000
Jo-Ann Stores LLC
8.13%, 03/15/19 (Call 08/29/16)[b]	25	24,406
L Brands Inc.
6.63%, 04/01/21[c]	100	114,750
Landry’s Inc.
9.38%, 05/01/20 (Call 08/29/16)[b,c]	50	52,625
Lowe’s Companies Inc.
1.15%, 04/15/19	100	100,321
4.63%, 04/15/20 (Call 10/15/19)	100	110,633
McDonald’s Corp.
2.10%, 12/07/18	250	255,066
2.20%, 05/26/20 (Call 04/26/20)	50	51,301
2.75%, 12/09/20 (Call 11/09/20)	100	104,683
5.35%, 03/01/18	50	53,275
Nordstrom Inc.
4.75%, 05/01/20	100	108,634
Office Depot Inc.
9.75%, 03/15/19 (Call 08/29/16)[b]	25	26,187
PF Chang’s China Bistro Inc.
10.25%, 06/30/20 (Call 08/29/16)[b]	15	14,100
Rite Aid Corp.
9.25%, 03/15/20 (Call 08/29/16)[c]	50	52,750
Ruby Tuesday Inc.
7.63%, 05/15/20 (Call 08/29/16)	25	24,063

Security	Principal (000s)	Value
Sears Holdings Corp.
6.63%, 10/15/18	$25	$23,375
Serta Simmons Bedding LLC
8.13%, 10/01/20 (Call 08/29/16)[b]	50	52,250
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	75	76,736
2.10%, 02/04/21 (Call 01/04/21)	50	51,516
Target Corp.
2.30%, 06/26/19	100	103,247
TJX Companies Inc. (The)
6.95%, 04/15/19	100	115,088
Toys R Us Inc.
10.38%, 08/15/17 (Call 08/29/16)[c]	50	49,750
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 08/29/16)	50	49,937
Wal-Mart Stores Inc.
1.13%, 04/11/18	150	150,661
1.95%, 12/15/18	125	128,007
3.63%, 07/08/20[c]	125	136,563
5.80%, 02/15/18	250	268,869
Walgreen Co.
5.25%, 01/15/19	12	13,039
Walgreens Boots Alliance Inc.
1.75%, 05/30/18	50	50,403
2.60%, 06/01/21 (Call 05/01/21)	250	256,064
Yum! Brands Inc.
6.25%, 03/15/18	100	106,625

		4,532,878
SAVINGS & LOANS — 0.06%
Santander Holdings USA Inc.
3.45%, 08/27/18 (Call 07/27/18)	325	331,511

		331,511
SEMICONDUCTORS — 0.24%
Advanced Micro Devices Inc.
6.75%, 03/01/19	100	99,594
Altera Corp.
2.50%, 11/15/18	100	103,241
Amkor Technology Inc.
6.63%, 06/01/21 (Call 08/29/16)	50	50,375
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)[c]	95	96,030
2.45%, 07/29/20	100	104,259
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)[c]	50	51,394
NXP BV/NXP Funding LLC
3.75%, 06/01/18[b,c]	200	204,500
4.13%, 06/01/21[b]	200	206,000
QUALCOMM Inc.
2.25%, 05/20/20	200	206,038
Texas Instruments Inc.
1.65%, 08/03/19	150	151,723

		1,273,154

107

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2016

Security	Principal (000s)	Value
SOFTWARE — 0.38%
ACI Worldwide Inc.
6.38%, 08/15/20 (Call 08/29/16)[b]	$25	$25,781
BMC Software Inc.
7.25%, 06/01/18	50	47,500
Boxer Parent Co. Inc.
9.00% (9.75% PIK), 10/15/19 (Call 08/29/16)[b,f]	50	42,250
Fidelity National Information Services Inc.
3.63%, 10/15/20 (Call 09/15/20)	150	158,796
First Data Corp.
6.75%, 11/01/20 (Call 08/29/16)[b]	100	104,250
Infor Software Parent LLC/Infor Software Parent Inc.
7.13% (7.88% PIK), 05/01/21 (Call 05/01/17)[b,f]	50	46,875
Infor U.S. Inc.
5.75%, 08/15/20 (Call 08/15/17)[b]	50	52,750
Interface Security Systems Holdings Inc./ Interface Security Systems LLC
9.25%, 01/15/18 (Call 08/29/16)	25	24,813
Microsoft Corp.
1.30%, 11/03/18	175	176,197
1.63%, 12/06/18	150	152,196
1.85%, 02/12/20 (Call 01/12/20)	100	102,082
2.00%, 11/03/20 (Call 10/03/20)	200	205,246
3.00%, 10/01/20	25	26,633
Nuance Communications Inc.
5.38%, 08/15/20 (Call 08/29/16)[b,c]	50	51,250
Oracle Corp.
1.20%, 10/15/17	75	75,348
2.25%, 10/08/19	400	413,097
5.00%, 07/08/19	150	166,123
5.75%, 04/15/18	100	107,936

		1,979,123
STORAGE & WAREHOUSING — 0.03%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 08/29/16)[b]	200	174,000

		174,000
TELECOMMUNICATIONS — 1.62%
America Movil SAB de CV
5.00%, 03/30/20	200	222,957
AT&T Inc.
2.30%, 03/11/19	200	204,446
5.00%, 03/01/21	200	224,459
5.20%, 03/15/20	150	168,189
5.50%, 02/01/18	325	344,999
5.80%, 02/15/19	25	27,675
5.88%, 10/01/19	350	396,486
Avaya Inc.
7.00%, 04/01/19 (Call 08/29/16)[b,c]	75	56,625
9.00%, 04/01/19 (Call 08/29/16)[b]	25	19,000
British Telecommunications PLC
2.35%, 02/14/19	200	204,923
CenturyLink Inc.
6.15%, 09/15/19	50	53,125
6.45%, 06/15/21	100	106,750

Security	Principal (000s)	Value
Series V
5.63%, 04/01/20	$50	$52,875
Cincinnati Bell Inc.
8.38%, 10/15/20 (Call 08/29/16)[c]	50	51,812
Cisco Systems Inc.
2.20%, 02/28/21	205	211,402
2.45%, 06/15/20	200	208,262
4.45%, 01/15/20	150	165,855
4.95%, 02/15/19	250	274,103
Colombia Telecomunicaciones SA ESP
8.50%, 12/29/49	100	93,250
CommScope Holding Co. Inc.
6.63% (7.38% PIK), 06/01/20 (Call 08/29/16)[b,f]	22	22,792
CommScope Inc.
4.38%, 06/15/20 (Call 06/15/17)[b]	50	51,638
5.00%, 06/15/21 (Call 06/15/17)[b]	50	51,812
Deutsche Telekom International Finance BV
6.00%, 07/08/19	100	113,003
Digicel Group Ltd.
8.25%, 09/30/20 (Call 09/30/16)[d]	200	182,500
DigitalGlobe Inc.
5.25%, 02/01/21 (Call 02/01/17)[b]	50	48,375
EarthLink Holdings Corp.
8.88%, 05/15/19 (Call 08/29/16)	25	25,563
FairPoint Communications Inc.
8.75%, 08/15/19 (Call 08/29/16)[b]	25	24,938
Frontier Communications Corp.
7.13%, 03/15/19[c]	25	26,750
8.13%, 10/01/18[c]	50	55,000
8.50%, 04/15/20[c]	100	107,600
9.25%, 07/01/21	50	54,412
Harris Corp.
2.00%, 04/27/18	25	25,101
HC2 Holdings Inc.
11.00%, 12/01/19 (Call 12/01/16)[b]	25	23,875
Hughes Satellite Systems Corp.
6.50%, 06/15/19	65	70,606
7.63%, 06/15/21	50	53,500
Intelsat Jackson Holdings SA
7.25%, 04/01/19 (Call 08/29/16)	100	74,750
7.25%, 10/15/20 (Call 08/29/16)	100	72,750
7.50%, 04/01/21 (Call 08/29/16)	100	71,000
Intelsat Luxembourg SA
7.75%, 06/01/21 (Call 06/01/17)	100	23,000
Juniper Networks Inc.
3.13%, 02/26/19	50	51,263
Level 3 Financing Inc.
6.13%, 01/15/21 (Call 11/15/16)	50	52,062
Millicom International Cellular SA
4.75%, 05/22/20 (Call 05/22/17)[b]	200	200,190
Nokia OYJ
5.38%, 05/15/19	95	102,719
Ooredoo Tamweel Ltd.
3.04%, 12/03/18[d]	200	204,500
Orange SA
2.75%, 02/06/19	25	25,794

108

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2016

Security	Principal (000s)	Value
5.38%, 07/08/19	$50	$55,530
Rogers Communications Inc.
6.80%, 08/15/18	50	55,182
SBA Communications Corp.
5.63%, 10/01/19 (Call 10/01/16)	50	51,625
SBA Telecommunications Inc.
5.75%, 07/15/20 (Call 08/29/16)	50	51,500
Sprint Capital Corp.
6.90%, 05/01/19	100	98,875
Sprint Communications Inc.
7.00%, 03/01/20[b]	100	106,125
7.00%, 08/15/20	100	94,980
8.38%, 08/15/17	108	111,915
9.00%, 11/15/18[b]	150	162,562
Syniverse Holdings Inc.
9.13%, 01/15/19 (Call 08/29/16)	25	12,469
T-Mobile USA Inc.
5.25%, 09/01/18 (Call 08/09/16)	100	102,000
6.25%, 04/01/21 (Call 04/01/17)	150	156,937
6.46%, 04/28/19 (Call 08/09/16)	50	50,938
Telecom Italia Capital SA
7.00%, 06/04/18	50	54,375
7.18%, 06/18/19[c]	50	56,500
Telefonica Emisiones SAU
5.88%, 07/15/19	250	279,903
Verizon Communications Inc.
1.38%, 08/15/19	40	40,078
2.63%, 02/21/20	525	544,795
3.65%, 09/14/18	200	210,083
4.50%, 09/15/20	200	222,189
ViaSat Inc.
6.88%, 06/15/20 (Call 08/29/16)	50	51,630
Virgin Media Secured Finance PLC
5.25%, 01/15/21[c]	200	212,500
Vodafone Group PLC
1.25%, 09/26/17	95	94,824
1.50%, 02/19/18	200	200,267
4.63%, 07/15/18	100	106,035
5.45%, 06/10/19	100	110,390
Wind Acquisition Finance SA
7.38%, 04/23/21 (Call 04/23/17)[b]	200	199,000
Windstream Services LLC
7.75%, 10/15/20 (Call 08/29/16)[c]	50	49,844

		8,445,737
TEXTILES — 0.01%
INVISTA Finance LLC
4.25%, 10/15/19[b]	50	49,621

		49,621

Security	Principal (000s)	Value
TRANSPORTATION — 0.36%
AP Moeller – Maersk A/S
2.88%, 09/28/20[b,c]	$100	$102,637
Burlington Northern Santa Fe LLC
5.75%, 03/15/18	100	107,468
Canadian Pacific Railway Co.
7.25%, 05/15/19	100	114,228
CSX Corp.
6.25%, 03/15/18	100	107,645
Eastern Creation Investment Holdings Ltd.
3.63%, 03/20/19[d]	200	205,846
FedEx Corp.
2.30%, 02/01/20	100	102,095
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 08/29/16)[b]	75	76,875
Hornbeck Offshore Services Inc.
5.00%, 03/01/21 (Call 08/29/16)	50	31,375
Martin Midstream Partners LP/Martin Midstream Finance Corp.
7.25%, 02/15/21 (Call 02/15/17)	25	23,812
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
8.13%, 02/15/19 (Call 08/29/16)	25	11,875
Network Rail Infrastructure Finance PLC
1.75%, 01/24/19[b]	200	203,712
Norfolk Southern Corp.
5.75%, 04/01/18	125	134,048
Overseas Shipholding Group Inc.
8.13%, 03/30/18	25	25,250
Ryder System Inc.
2.45%, 11/15/18 (Call 10/15/18)	50	50,578
Teekay Corp.
8.50%, 01/15/20	100	86,000
Union Pacific Corp.
2.25%, 06/19/20 (Call 05/19/20)	100	102,905
United Parcel Service Inc.
3.13%, 01/15/21	50	53,553
5.13%, 04/01/19	100	110,188
5.50%, 01/15/18[c]	100	106,588
XPO Logistics Inc.
7.88%, 09/01/19 (Call 09/01/16)[b]	100	103,750

		1,860,428
TRUCKING & LEASING — 0.06%
Aviation Capital Group Corp.
2.88%, 09/17/18 (Call 08/17/18)[b]	200	203,000
GATX Corp.
2.50%, 03/15/19	50	50,304
2.60%, 03/30/20 (Call 02/28/20)[c]	50	49,772

109

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2016

Security	Principal (000s)	Value
TRAC Intermodal LLC/TRAC Intermodal Corp.
11.00%, 08/15/19 (Call 08/29/16)	$9	$9,495

		312,571

TOTAL CORPORATE BONDS & NOTES
(Cost: $190,124,660)		192,552,830

FOREIGN GOVERNMENT OBLIGATIONS[i] — 6.90%

ARGENTINA — 0.12%
Argentine Republic Government International Bond
6.25%, 04/22/19[d]	150	159,000
6.88%, 04/22/21[d]	300	322,800
Provincia de Buenos Aires/Argentina
9.95%, 06/09/21[d]	150	168,000

		649,800
BAHRAIN — 0.04%
Bahrain Government International Bond
5.50%, 03/31/20[b]	200	208,505

		208,505
BRAZIL — 0.12%
Banco Nacional de Desenvolvimento Economico e Social
4.00%, 04/14/19[d]	200	201,750
Brazilian Government International Bond
4.88%, 01/22/21	200	212,300
5.88%, 01/15/19	200	218,500

		632,550
CANADA — 0.59%
Canada Government International Bond
1.13%, 03/19/18	500	503,269
1.63%, 02/27/19	250	255,116
Export Development Canada
0.75%, 12/15/17	375	374,948
1.00%, 11/01/18	100	100,354
1.50%, 05/26/21	250	253,702
Province of Manitoba Canada
1.75%, 05/30/19	150	152,886
Province of Ontario Canada
1.20%, 02/14/18	35	35,178
1.65%, 09/27/19	350	354,998
2.00%, 01/30/19	550	562,315
4.00%, 10/07/19	200	217,298
Province of Quebec Canada
3.50%, 07/29/20	250	271,549

		3,081,613
CHINA — 0.04%
Export-Import Bank of China (The)
2.00%, 04/26/21[d]	200	200,280

		200,280
COLOMBIA — 0.02%
Colombia Government International Bond
7.38%, 03/18/19	100	113,816

		113,816

Security	Principal (000s)	Value
CROATIA — 0.06%
Croatia Government International Bond
6.63%, 07/14/20[d]	$200	$220,174
6.75%, 11/05/19[d]	100	109,547

		329,721
DENMARK — 0.04%
Kommunekredit
1.13%, 03/15/18[d]	200	200,685

		200,685

ECUADOR — 0.04%
Ecuador Government International Bond
10.50%, 03/24/20[d]	200	200,300

		200,300
EGYPT — 0.04%
Egypt Government International Bond
5.75%, 04/29/20[d]	200	204,800

		204,800
FINLAND — 0.08%
Finland Government International Bond
1.75%, 09/10/19[b]	200	204,513
Municipality Finance PLC
1.13%, 04/17/18[b]	200	200,499

		405,012
FRANCE — 0.21%
Caisse d’Amortissement de la Dette Sociale
1.25%, 03/12/18[b]	600	602,707
2.00%, 03/22/21[b]	500	512,180

		1,114,887
GERMANY — 0.18%
FMS Wertmanagement AoeR
1.63%, 11/20/18	200	203,242
1.75%, 03/17/20	200	204,483
State of North Rhine-Westphalia
1.88%, 06/17/19[d]	500	510,551

		918,276
HUNGARY — 0.14%
Hungary Government International Bond
4.00%, 03/25/19	370	384,983
6.38%, 03/29/21	100	114,442
Magyar Export-Import Bank Zrt
5.50%, 02/12/18[d]	200	209,538

		708,963
INDONESIA — 0.13%
Indonesia Government International Bond
11.63%, 03/04/19[d]	370	457,524
Perusahaan Penerbit SBSN Indonesia III
6.13%, 03/15/19[d]	200	219,260

		676,784

110

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2016

Security	Principal (000s)	Value
ISRAEL — 0.02%
Israel Government International Bond
5.13%, 03/26/19	$100	$109,880

		109,880
JAPAN — 0.21%
Japan Bank for International Cooperation/Japan
1.50%, 07/21/21	250	250,029
1.75%, 07/31/18[c]	250	252,648
1.75%, 11/13/18	200	202,147
Japan Finance Organization for Municipalities
2.13%, 03/06/19[b]	200	202,490
2.50%, 09/12/18[b]	200	204,262

		1,111,576
JERSEY — 0.04%
IDB Trust Services Ltd.
Series 019
2.11%, 09/25/19[d]	200	201,500

		201,500
LEBANON — 0.11%
Lebanon Government International Bond
5.45%, 11/28/19[d]	89	88,279
5.50%, 04/23/19	100	99,520
5.80%, 04/14/20[d]	300	297,660
8.25%, 04/12/21[d]	100	108,375

		593,834
LITHUANIA — 0.07%
Lithuania Government International Bond
6.13%, 03/09/21[d]	200	234,846
7.38%, 02/11/20[d]	100	117,898

		352,744
MEXICO — 0.07%
Mexico Government International Bond
3.50%, 01/21/21[c]	150	159,307
5.13%, 01/15/20	200	223,026

		382,333
MONGOLIA — 0.04%
Mongolia Government International Bond
4.13%, 01/05/18[d]	200	195,000

		195,000
NORWAY — 0.14%
Kommunalbanken AS
1.63%, 02/10/21[b]	500	506,038
2.13%, 03/15/19[b]	200	205,203

		711,241
PAKISTAN — 0.04%
Pakistan Government International Bond
6.75%, 12/03/19[d]	200	213,500

		213,500

Security	Principal (000s)	Value
PANAMA — 0.02%
Panama Government International Bond
5.20%, 01/30/20	$100	$110,752

		110,752
PERU — 0.04%
Peruvian Government International Bond
7.13%, 03/30/19	200	229,996

		229,996
PHILIPPINES — 0.07%
Philippine Government International Bond
8.38%, 06/17/19	325	388,781

		388,781
POLAND — 0.09%
Poland Government International Bond
6.38%, 07/15/19	400	455,500

		455,500
QATAR — 0.12%
Qatar Government International Bond
2.38%, 06/02/21[d]	200	201,520
5.25%, 01/20/20[b]	200	222,000
SoQ Sukuk A QSC
2.10%, 01/18/18[d]	200	201,250

		624,770
RUSSIA — 0.13%
Russian Foreign Bond — Eurobond
3.50%, 01/16/19[d]	200	204,139
11.00%, 07/24/18[d]	400	468,632

		672,771
SERBIA — 0.04%
Serbia International Bond
4.88%, 02/25/20[d]	200	207,682

		207,682
SOUTH AFRICA — 0.06%
South Africa Government International Bond
5.50%, 03/09/20[c]	200	217,500
6.88%, 05/27/19[c]	100	111,875

		329,375
SOUTH KOREA — 0.10%
Export-Import Bank of Korea
2.25%, 01/21/20	200	203,597
2.88%, 09/17/18	200	205,739
Korea International Bond
7.13%, 04/16/19	100	115,597

		524,933
SRI LANKA — 0.04%
Sri Lanka Government International Bond
5.13%, 04/11/19[c,d]	200	204,306

		204,306

111

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2016

Security	Principal (000s)	Value
SUPRANATIONAL — 2.83%
African Development Bank
0.75%, 11/03/17	$143	$142,973
1.00%, 05/15/19	250	250,399
1.13%, 03/04/19	250	251,328
Asian Development Bank
0.88%, 04/26/18	100	100,128
1.13%, 06/05/18	200	201,073
1.38%, 01/15/19	250	252,921
1.50%, 09/28/18	400	405,446
1.63%, 08/26/20	400	407,895
1.88%, 04/12/19	250	256,354
Council of Europe Development Bank
1.13%, 05/31/18	100	100,469
1.75%, 11/14/19	350	357,916
European Bank for Reconstruction & Development
1.63%, 11/15/18[c]	400	406,536
1.75%, 06/14/19[c]	550	561,824
European Investment Bank
1.00%, 12/15/17	320	320,780
1.00%, 03/15/18	100	100,272
1.00%, 06/15/18	725	727,006
1.13%, 09/15/17[c]	150	150,607
1.13%, 08/15/18	100	100,513
1.25%, 05/15/19	500	503,742
1.38%, 06/15/20	200	201,570
1.63%, 03/16/20	600	611,002
1.63%, 12/15/20	500	509,083
1.75%, 06/17/19	300	306,468
1.88%, 03/15/19	500	511,966
2.00%, 03/15/21	800	827,832
Inter-American Development Bank
0.88%, 03/15/18	100	100,104
1.00%, 05/13/19	250	250,535
1.13%, 08/28/18	100	100,589
1.75%, 08/24/18	100	101,853
1.75%, 10/15/19	100	102,271
1.88%, 06/16/20	500	514,125
4.25%, 09/10/18	75	80,335
International Bank for Reconstruction & Development
0.88%, 07/19/18	500	500,542
1.00%, 11/15/17[c]	500	501,400
1.25%, 07/26/19	750	757,002
1.38%, 05/24/21	250	252,183
1.88%, 03/15/19	1,125	1,153,131
1.88%, 10/07/19	200	205,613
International Finance Corp.
0.63%, 12/21/17	40	39,928
1.13%, 07/20/21	250	249,368
1.63%, 07/16/20	200	203,998
1.75%, 09/04/18	250	254,667
1.75%, 09/16/19[c]	400	409,293

Security	Principal (000s)	Value
Nordic Investment Bank
1.13%, 03/19/18	$200	$201,032
1.13%, 02/25/19	203	204,119

		14,748,191
SWEDEN — 0.38%
Kommuninvest I Sverige AB
1.13%, 10/09/18[b]	500	501,665
Svensk Exportkredit AB
1.13%, 04/05/18	200	200,644
1.75%, 08/28/20	200	203,567
Sweden Government International Bond
1.00%, 02/27/18[b]	600	601,516
1.13%, 03/15/19[b]	500	502,632

		2,010,024
TURKEY — 0.20%
Hazine Mustesarligi Varlik Kiralama AS
2.80%, 03/26/18[d]	400	393,052
Republic of Turkey
7.50%, 11/07/19	200	223,000
Turkey Government International Bond
5.63%, 03/30/21	100	106,750
7.00%, 03/11/19	100	108,375
7.00%, 06/05/20	200	221,250

		1,052,427
UKRAINE — 0.06%
Ukraine Government International Bond
7.75%, 09/01/19[d]	100	99,270
7.75%, 09/01/20[d]	200	197,040

		296,310
UNITED ARAB EMIRATES — 0.04%
Abu Dhabi Government International Bond
2.13%, 05/03/21[d]	200	202,800

		202,800
UNITED KINGDOM — 0.05%
Bank of England Euro Note
1.25%, 03/16/18[b]	250	251,528

		251,528
VENEZUELA — 0.04%
Venezuela Government International Bond
6.00%, 12/09/20[d]	100	43,625
7.00%, 12/01/18[d]	100	53,500
7.75%, 10/13/19[d]	125	59,844
13.63%, 08/15/18	50	33,550

		190,519
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $35,607,253)		36,018,265

112

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2016

Security	Principal (000s)	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 53.20%

MORTGAGE-BACKED SECURITIES — 7.28%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/30	$1,616	$1,677,465
2.50%, 08/01/31[j]	5,870	6,085,539
3.00%, 05/01/29	690	725,534
3.00%, 05/01/30	1,456	1,529,280
3.00%, 07/01/30	775	816,581
3.00%, 12/01/30	1,416	1,486,966
3.00%, 05/01/31	569	597,445
3.00%, 06/01/31	369	388,230
3.00%, 08/01/31[j]	772	810,600
3.50%, 08/01/31[j]	2,370	2,511,459
4.00%, 08/01/31[j]	575	594,855
4.50%, 08/01/31[j]	355	364,319
FRN, (12 mo. LIBOR US + 1.621%)
2.52%, 02/01/45	182	187,076
Federal National Mortgage Association
1.00%, 01/01/27	47	50,236
1.00%, 12/01/29	69	73,187
2.50%, 03/01/30	276	286,351
2.50%, 07/01/30	360	373,225
2.50%, 08/01/30	878	910,460
2.50%, 12/01/30	144	149,249
2.50%, 01/01/31	125	129,059
2.50%, 08/01/31[j]	4,653	4,820,944
3.00%, 10/01/27	178	187,531
3.00%, 07/01/30	199	210,167
3.00%, 08/01/30	1,060	1,112,033
3.00%, 09/01/30	1,457	1,529,152
3.00%, 10/01/30	706	741,173
3.00%, 11/01/30	177	185,273
3.00%, 02/01/31	719	754,028
3.00%, 08/01/31[j]	50	52,461
3.50%, 07/01/30	752	803,429
3.50%, 11/01/30	73	77,648
3.50%, 03/01/31	192	204,282
3.50%, 08/01/31[j]	1,676	1,775,513
4.00%, 08/01/31[j]	1,470	1,523,517
4.50%, 08/01/31[j]	507	519,279
5.00%, 08/01/31[j]	178	182,200
FRN, (12 mo. LIBOR US + 1.576%)
2.55%, 12/01/44	152	156,577
Series 2014-M13, Class A2
3.02%, 08/25/24[a]	100	107,653
FHLMC Multifamily Structured Pass Through Certificates
Series K004, Class A1
3.41%, 05/25/19	41	42,122
Series K010, Class A2
4.33%, 10/25/20	1,000	1,110,650

Security	Principal (000s)	Value
Series K013, Class A2
3.97%, 01/25/21 (Call 01/11/21)	$50	$55,257
Series K020, Class A2
2.37%, 05/25/22	100	103,910
Series K034, Class A2
3.53%, 07/25/23[a]	1,250	1,392,150
Series K038, Class A1
2.60%, 10/25/23	88	91,873
Series K703, Class A2
2.70%, 05/25/18	498	506,972

		37,992,910
U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.53%
Federal Home Loan Banks
0.88%, 06/29/18	500	500,805
1.00%, 06/21/17	175	175,525
1.00%, 12/19/17	500	501,435
1.13%, 04/25/18	390	392,471
1.13%, 06/21/19	200	201,508
Federal Home Loan Mortgage Corp.
0.75%, 01/12/18	450	449,626
0.75%, 04/09/18	200	200,037
0.88%, 10/14/16	500	500,468
0.88%, 03/07/18	5,100	5,109,794
1.00%, 09/29/17	100	100,272
1.00%, 12/15/17	1,000	1,002,856
1.38%, 05/01/20	3,000	3,043,359
Federal National Mortgage Association
0.88%, 02/08/18	250	250,563
0.88%, 05/21/18	370	370,722
1.00%, 09/27/17	280	280,760
1.13%, 07/20/18	500	503,620
1.50%, 06/22/20	100	101,769
1.63%, 01/21/20	1,100	1,125,047
1.75%, 06/20/19	1,000	1,024,996
1.75%, 09/12/19	2,000	2,050,767
1.88%, 09/18/18	300	306,816
1.88%, 02/19/19	300	307,919
2.50%, 07/01/28	1,961	2,034,449
3.00%, 10/01/28	723	764,543
3.00%, 11/01/28	709	749,069
3.00%, 04/01/30	307	322,753
3.00%, 12/01/30	605	635,814
3.50%, 10/01/30	118	124,985
FRN, (12 mo. LIBOR US + 1.590%)
2.51%, 04/01/44	477	494,602

		23,627,350
U.S. GOVERNMENT OBLIGATIONS — 41.39%
U.S. Treasury Note/Bond
0.63%, 08/31/17	2,000	2,000,240
0.63%, 09/30/17	1,000	1,000,000
0.63%, 04/30/18	850	849,490
0.75%, 06/30/17	3,300	3,305,016

113

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2016

Security	Principal (000s)	Value
0.75%, 10/31/17	$100	$100,164
0.75%, 12/31/17	6,500	6,510,270
0.75%, 02/28/18	2,660	2,664,283
0.75%, 03/31/18	225	225,351
0.75%, 04/15/18	2,500	2,503,500
0.75%, 02/15/19	5,000	5,003,600
0.88%, 11/15/17	2,500	2,508,200
0.88%, 01/15/18	2,400	2,408,184
0.88%, 01/31/18	1,500	1,505,115
0.88%, 03/31/18	1,000	1,003,550
0.88%, 07/15/18	2,000	2,007,900
0.88%, 10/15/18	1,000	1,004,090
0.88%, 04/15/19	1,000	1,003,630
0.88%, 07/31/19	700	702,352
1.00%, 12/15/17	5,200	5,226,156
1.00%, 12/31/17	5,000	5,025,700
1.00%, 05/31/18	1,100	1,106,556
1.00%, 08/15/18	4,000	4,025,800
1.00%, 09/15/18	1,200	1,208,004
1.00%, 03/15/19	1,000	1,007,140
1.00%, 06/30/19	1,500	1,510,680
1.00%, 08/31/19	1,000	1,006,430
1.00%, 09/30/19	1,600	1,609,920
1.00%, 11/30/19	1,200	1,206,660
1.13%, 01/15/19	2,500	2,524,675
1.13%, 05/31/19	1,000	1,010,590
1.13%, 06/30/21	1,000	1,004,480
1.25%, 10/31/18	520	526,354
1.25%, 11/30/18	2,000	2,025,180
1.25%, 01/31/19	3,000	3,039,900
1.25%, 10/31/19	600	608,478
1.25%, 02/29/20	1,500	1,520,145
1.25%, 03/31/21	2,000	2,021,400
1.38%, 06/30/18	1,000	1,013,380
1.38%, 07/31/18	500	506,980
1.38%, 11/30/18	800	812,368
1.38%, 12/31/18	2,000	2,031,860
1.38%, 02/28/19	730	742,206
1.38%, 01/31/20	1,500	1,526,670
1.38%, 02/29/20	3,400	3,460,078
1.38%, 03/31/20	800	814,216
1.38%, 08/31/20	2,600	2,644,564
1.38%, 09/30/20	4,000	4,068,320
1.38%, 01/31/21	2,800	2,845,696
1.38%, 04/30/21	3,500	3,556,980
1.50%, 08/31/18	3,180	3,233,805
1.50%, 12/31/18	2,000	2,038,340
1.50%, 01/31/19	2,800	2,854,404
1.50%, 02/28/19	600	611,934

Security	Principal (000s)	Value
1.50%, 05/31/19	$500	$510,535
1.50%, 11/30/19	3,800	3,883,068
1.50%, 05/31/20	1,500	1,533,360
1.63%, 04/30/19	90	92,164
1.63%, 06/30/19	1,000	1,024,770
1.63%, 07/31/19	6,250	6,407,312
1.63%, 12/31/19	2,060	2,113,951
1.63%, 07/31/20	3,400	3,492,174
1.63%, 11/30/20	1,100	1,130,459
1.75%, 09/30/19	2,000	2,058,760
1.75%, 10/31/20	800	825,840
1.75%, 12/31/20	3,000	3,098,220
1.88%, 08/31/17	2,200	2,229,656
1.88%, 10/31/17	700	710,808
1.88%, 06/30/20	500	518,325
2.00%, 07/31/20	1,500	1,562,700
2.00%, 09/30/20	2,000	2,085,160
2.00%, 11/30/20	3,300	3,441,900
2.00%, 05/31/21	1,800	1,881,702
2.13%, 08/31/20	5,000	5,234,900
2.13%, 01/31/21	1,500	1,573,845
2.13%, 06/30/21	2,000	2,103,540
2.25%, 11/30/17	400	408,640
2.25%, 07/31/18	1,000	1,031,560
2.25%, 03/31/21	2,000	2,112,320
2.38%, 05/31/18	1,800	1,856,268
2.38%, 06/30/18	4,550	4,698,421
2.38%, 12/31/20	4,000	4,238,280
2.63%, 08/15/20	6,190	6,603,987
2.75%, 12/31/17	6,000	6,178,260
2.75%, 02/28/18	3,965	4,096,320
2.75%, 02/15/19	3,500	3,681,650
3.13%, 05/15/19	130	138,626
3.13%, 05/15/21	1,000	1,097,830
3.63%, 08/15/19	1,000	1,085,460
3.63%, 02/15/20	1,800	1,974,096
3.63%, 02/15/21	4,500	5,022,720
4.00%, 08/15/18	1,200	1,282,680
4.25%, 11/15/17	2,000	2,093,540
7.88%, 02/15/21	2,000	2,612,120
8.75%, 05/15/20	1,700	2,195,822
8.88%, 08/15/17	6,500	7,056,661
8.88%, 02/15/19	2,000	2,411,400
9.13%, 05/15/18	250	287,847

		215,958,641

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $274,294,286)		277,578,901

114

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2016

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 9.68%

MONEY MARKET FUNDS — 9.68%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[k,l,m]	17,866	$17,865,702
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[k,l,m]	2,815	2,815,340
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[k,l]	29,843	29,843,492

		50,524,534

TOTAL SHORT-TERM INVESTMENTS
(Cost: $50,524,534)		50,524,534

TOTAL INVESTMENTS IN SECURITIES — 107.86%
(Cost: $556,655,466)[n]		562,828,388
Other Assets, Less Liabilities — (7.86)%		(41,023,023)

NET ASSETS — 100.00%		$521,805,365

FRN	— Floating Rate Note
VRN	— Variable Rate Note

[a]	Variable rate note
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Schedule 1.
[f]	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
[g]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[h]	Issuer is in default of interest payments.
[i]	Investments are denominated in U.S. dollars.
[j]	To-be-announced (TBA).
[k]	Affiliated money market fund.
[l]	The rate quoted is the annualized seven-day yield of the fund at period end.
[m]	All or a portion of this security represents an investment of securities lending collateral.
[n]	The cost of investments for federal income tax purposes was $556,656,577. Net unrealized appreciation was $6,171,811, of which $7,233,660 represented gross unrealized appreciation on securities and $1,061,849 represented gross unrealized depreciation on securities.

115

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended July 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
2.15%, 04/29/21	$—	$250	$—	$250	$254,670	$830	$—
2.25%, 07/02/19	—	250	—	250	256,175	253	—
PNC Funding Corp.
5.13%, 02/08/20	400	—	—	400	447,610	7,231	—
6.70%, 06/10/19	75	—	—	75	85,849	1,456	—

					$1,044,304	$9,770	$—

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Asset-backed securities	$—	$4,581,902	$—	$4,581,902
Collateralized mortgage obligations	—	1,571,956	—	1,571,956
Corporate bonds & notes	—	192,552,830	—	192,552,830
Foreign government obligations	—	36,018,265	—	36,018,265
U.S. government & agency obligations	—	277,578,901	—	277,578,901
Money market funds	50,524,534	—	—	50,524,534

Total	$50,524,534	$512,303,854	$—	$562,828,388

116

Schedule of Investments  (Unaudited)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

July 31, 2016

Security	Principal (000s)		Value
CORPORATE BONDS & NOTES — 22.06%

AUSTRALIA — 0.78%
APT Pipelines Ltd.
4.25%, 11/26/24[a]	GBP	100	$149,346
Asciano Finance Ltd.
5.25%, 05/19/25	AUD	50	38,873
Aurizon Network Pty Ltd.
2.00%, 09/18/24[a]	EUR	100	117,178
BHP Billiton Finance Ltd.
Series 11
3.25%, 09/25/24	GBP	100	145,949
Commonwealth Bank of Australia
1.38%, 01/22/19[a]	EUR	100	116,330
3.75%, 10/18/19	AUD	200	157,273
National Australia Bank Ltd.
1.38%, 05/28/21[a]	EUR	100	119,895
4.25%, 05/20/19[a]	AUD	100	79,444
VRN, (3 mo. Euribor + 2.850%)
6.75%, 06/26/23 (Call 06/26/18)	EUR	50	62,329
Telstra Corp. Ltd.
2.50%, 09/15/23	EUR	100	128,505
4.00%, 09/16/22[a]	AUD	50	40,186
Wesfarmers Ltd.
3.66%, 11/18/20[a]	AUD	100	77,313
Westpac Banking Corp.
1.50%, 03/24/21[a]	EUR	100	120,197
3.25%, 01/22/20	AUD	100	77,507

			1,430,325

AUSTRIA — 0.35%
Autobahnen- und Schnellstrassen- Finanzierungs-AG
0.63%, 09/15/22[a]	EUR	100	116,828
4.38%, 07/08/19[a]	EUR	50	63,628
Hypo Tirol Bank AG
0.50%, 02/11/21[a]	EUR	100	114,055
OeBB Infrastruktur AG
1.00%, 11/18/24[a]	EUR	50	60,065
3.38%, 05/18/32	EUR	50	77,646
OMV AG
4.25%, 10/12/21[a]	EUR	50	67,704
UniCredit Bank Austria AG
4.13%, 02/24/21	EUR	100	133,702

			633,628
BELGIUM — 0.29%
Anheuser-Busch InBev SA/NV
0.63%, 03/17/20[a]	EUR	150	171,105
0.80%, 04/20/23[a]	EUR	50	57,837
2.00%, 03/17/28[a]	EUR	50	62,774
Belfius Bank SA/NV
1.38%, 06/05/20[a]	EUR	100	118,811

Security	Principal (000s)		Value
Dexia Credit Local SA
0.75%, 01/25/23[a]	EUR	100	$116,230

			526,757

CANADA — 1.56%
407 International Inc.
3.98%, 09/11/52 (Call 06/11/52)	CAD	25	21,416
Bank of Montreal
0.10%, 01/14/19[a]	EUR	150	169,098
2.84%, 06/04/20	CAD	200	161,337
VRN, (3 mo. CDOR + 1.080%)
3.12%, 09/19/24 (Call 09/19/19)[a]	CAD	50	38,767
Bank of Nova Scotia (The)
1.00%, 04/02/19[a]	EUR	150	173,273
2.27%, 01/13/20	CAD	50	39,345
VRN, (3 mo. CDOR + 2.190%)
3.37%, 12/08/25 (Call 12/08/20)[a]	CAD	100	78,549
Bell Canada Inc.
3.00%, 10/03/22 (Call 09/03/22)	CAD	50	40,019
Series M-26
3.35%, 03/22/23 (Call 12/22/22)	CAD	100	81,388
Canadian Imperial Bank of Commerce/Canada
1.70%, 10/09/18	CAD	50	38,681
2.35%, 10/18/17	CAD	200	155,451
CU Inc.
3.96%, 07/27/45 (Call 01/27/45)	CAD	25	21,353
Enbridge Gas Distribution Inc.
4.00%, 08/22/44 (Call 02/22/44)[a]	CAD	50	41,990
Hydro One Inc.
6.93%, 06/01/32	CAD	100	112,083
Hydro-Quebec
5.00%, 02/15/50	CAD	50	58,307
6.50%, 02/15/35	CAD	200	240,805
Manufacturers life Insurance Co. (The) VRN, (3 mo. CDOR + 1.570%)
3.18%, 11/22/27 (Call 11/22/22)[a]	CAD	50	39,584
National Bank of Canada
1.74%, 03/03/20	CAD	200	154,528
Pembina Pipeline Corp.
4.81%, 03/25/44 (Call 09/25/43)[a]	CAD	25	18,651
Rogers Communications Inc.
4.00%, 03/13/24 (Call 12/13/23)	CAD	100	84,730
6.11%, 08/25/40 (Call 02/25/40)	CAD	25	24,711
Royal Bank of Canada
1.63%, 08/04/20[a]	EUR	150	179,906
1.92%, 07/17/20	CAD	200	156,006
2.77%, 12/11/18	CAD	100	79,219

117

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

July 31, 2016

Security	Principal (000s)		Value
Shaw Communications Inc.
6.75%, 11/09/39	CAD	50	$47,987
Suncor Energy Inc.
5.80%, 05/22/18	CAD	100	82,318
TELUS Corp.
2.35%, 03/28/22 (Call 02/28/22)	CAD	100	77,126
Series CH
5.05%, 07/23/20	CAD	50	42,872
Thomson Reuters Corp.
4.35%, 09/30/20	CAD	100	83,636
Toronto-Dominion Bank (The)
0.63%, 07/29/19[a]	EUR	100	114,596
1.69%, 04/02/20	CAD	200	154,727
VRN, (3 mo. CDOR + 1.830%)
2.98%, 09/30/25 (Call 09/30/20)	CAD	25	19,315
Wells Fargo Canada Corp.
3.04%, 01/29/21	CAD	50	40,605

			2,872,379

DENMARK — 0.44%
AP Moeller — Maersk A/S
1.50%, 11/24/22[a]	EUR	100	116,145
BRFkredit A/S Series CCE
0.25%, 04/01/21[a]	EUR	200	227,660
Carlsberg Breweries A/S
2.63%, 07/03/19[a]	EUR	100	120,352
Danske Bank A/S
0.75%, 05/04/20[a]	EUR	100	114,887
4.13%, 11/26/19	EUR	50	64,043
DONG Energy AS
4.88%, 12/16/21[a]	EUR	50	69,454
Nykredit Realkredit AS
Series 01E
2.00%, 10/01/47	DKK	696	102,304

			814,845

FINLAND — 0.25%
Nordea Bank Finland Abp
1.38%, 01/15/20[a]	EUR	200	236,664
OP Mortgage Bank
0.25%, 11/23/20[a]	EUR	200	228,343

			465,007

FRANCE — 3.70%
Agence Francaise de Developpement
0.50%, 10/25/22[a]	EUR	200	232,462
Air Liquide Finance SA
1.88%, 06/05/24[a]	EUR	100	126,366
Autoroutes du Sud de la France SA
5.63%, 07/04/22	EUR	50	74,351

Security	Principal (000s)		Value
AXA SA
VRN, (3 mo. Euribor + 3.750%)
3.38%, 07/06/47 (Call 07/06/27)[a]	EUR	100	$115,393
VRN, (3 mo. Euribor + 3.050%)
5.25%, 04/16/40 (Call 04/16/20)[a]	EUR	50	62,606
Banque Federative du Credit Mutuel SA
1.63%, 01/11/18	EUR	100	114,533
3.00%, 11/28/23[a]	EUR	100	132,931
BNP Paribas Home Loan Co.
3.38%, 01/12/17	EUR	50	56,824
BNP Paribas SA
2.00%, 01/28/19	EUR	100	117,419
2.38%, 05/20/24[a]	EUR	50	64,306
VRN, (5 year EUR Swap + 1.650%)
2.88%, 03/20/26 (Call 03/20/21)[a]	EUR	100	117,544
Bouygues SA
4.00%, 02/12/18[a]	EUR	50	59,386
BPCE SA VRN, (5 year EUR Swap + 2.370%)
2.75%, 11/30/27 (Call 11/30/22)[a]	EUR	100	116,946
BPCE SFH SA
0.50%, 10/11/22[a]	EUR	100	116,478
Caisse Centrale du Credit Immobilier de France SA
1.13%, 04/22/19	EUR	100	116,214
Carrefour SA
4.00%, 04/09/20[a]	EUR	50	64,256
Cie. de Financement Foncier SA
0.38%, 09/17/19	EUR	100	114,257
2.25%, 10/13/21	CHF	200	237,467
4.38%, 04/15/21	EUR	200	272,621
Cie. de Saint-Gobain
4.50%, 09/30/19[a]	EUR	100	127,678
CNP Assurances
VRN, (5 year EUR Swap + 4.100%)
1.00%, 11/29/49 (Call 11/18/24)[a]	EUR	100	111,693
Credit Agricole Home Loan SFH SA
0.13%, 08/28/20[a]	EUR	200	227,952
Credit Agricole SA
0.63%, 11/28/22[a]	EUR	50	58,806
3.90%, 04/19/21[a]	EUR	50	64,562
Credit Mutuel-CIC Home Loan SFH
1.13%, 02/06/19[a]	EUR	100	115,953
Danone SA
1.25%, 05/30/24 (Call 02/29/24)[a]	EUR	100	120,179
Dexia Credit Local SA
0.25%, 03/19/20[a]	EUR	50	56,681
2.13%, 02/12/25[a]	GBP	100	139,769
Electricite de France SA
2.75%, 03/10/23[a]	EUR	300	389,909
5.50%, 10/17/41[a]	GBP	100	179,806
6.25%, 05/30/28[a]	GBP	100	185,689

118

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

July 31, 2016

Security	Principal (000s)		Value
Engie SA
1.00%, 03/13/26 (Call 12/13/25)[a]	EUR	100	$118,773
1.50%, 03/13/35	EUR	100	124,523
6.38%, 01/18/21	EUR	100	144,383
Eutelsat SA
2.63%, 01/13/20 (Call 10/13/19)[a]	EUR	100	120,571
La Banque Postale Home Loan SFH
0.50%, 01/18/23[a]	EUR	50	58,233
La Poste SA
1.13%, 06/04/25[a]	EUR	100	118,955
Orange SA
VRN, (5 year EUR Swap + 3.079%)
4.25%, 02/28/49 (Call 02/07/20)[a]	EUR	100	119,597
8.13%, 11/20/28[a]	GBP	50	108,827
Pernod Ricard SA
1.88%, 09/28/23 (Call 06/28/23)[a]	EUR	100	124,578
Regie Autonome des Transports Parisiens
2.88%, 09/09/22	EUR	50	66,247
Renault SA
4.63%, 09/18/17[a]	EUR	100	117,528
RTE Reseau de Transport d’Electricite SA
1.63%, 11/27/25 (Call 08/27/25)[a]	EUR	100	125,454
Sanofi
1.75%, 09/10/26 (Call 06/10/26)[a]	EUR	100	126,166
Schneider Electric SE
1.50%, 09/08/23 (Call 06/08/23)[a]	EUR	100	121,599
SNCF Mobilites Group
4.63%, 02/02/24	EUR	50	75,161
SNCF Reseau
4.25%, 10/07/26[a]	EUR	100	156,090
4.50%, 01/30/24[a]	EUR	150	224,156
5.25%, 12/07/28[a]	GBP	50	92,253
Societe Generale SA
VRN, (5 year EUR Swap + 1.830%)
2.50%, 09/16/26 (Call 09/16/21)[a]	EUR	100	114,745
Societe Generale SFH SA
2.88%, 03/14/19	EUR	100	121,275
Total Capital Canada Ltd.
1.13%, 03/18/22[a]	EUR	100	118,597
TOTAL SA
VRN, (5 year EUR Swap + 1.861%)
2.25%, 12/29/49 (Call 02/26/21)[a]	EUR	100	109,029
Veolia Environnement SA
6.13%, 11/25/33	EUR	25	50,267

Security	Principal (000s)		Value
Wendel SA
4.38%, 08/09/17	EUR	50	$58,359

			6,806,403

GERMANY — 3.17%
Aareal Bank AG
1.00%, 06/28/18	EUR	50	57,262
Allianz SE
VRN, (5 year CHF Swap (vs 6 month LIBOR) + 2.573%)
3.25%, 02/28/49 (Call 07/04/19)	CHF	50	54,788
VRN, (10 year Euribor + 3.200%) 3.200%)
3.38%, 09/29/49 (Call 09/18/24)[a]	EUR	100	114,677
Bayer AG VRN, (5 year EUR Swap + 2.007%)
2.38%, 04/02/75 (Call 10/02/22)[a]	EUR	25	26,864
Bayerische Landesbank
0.75%, 01/20/26[a]	EUR	100	118,850
Berlin Hyp AG
1.38%, 05/30/17	EUR	50	56,656
Bertelsmann SE & Co. KGaA
1.75%, 10/14/24 (Call 07/14/24)[a]	EUR	100	124,946
BMW Finance NV
0.50%, 09/05/18[a]	EUR	100	113,201
1.00%, 01/21/25[a]	EUR	50	59,221
Brenntag Finance BV
5.50%, 07/19/18[a]	EUR	50	61,733
Commerzbank AG
1.00%, 02/05/19[a]	EUR	50	57,740
4.00%, 03/23/26[a]	EUR	50	58,278
Continental Rubber of America Corp.
0.50%, 02/19/19	EUR	100	113,329
Daimler AG
0.63%, 03/05/20[a]	EUR	200	229,049
Daimler Canada Finance Inc.
1.78%, 08/19/19[a]	CAD	50	38,481
Deutsche Bahn Finance BV Co. AG
4.38%, 09/23/21	EUR	50	68,742
Deutsche Bank AG
1.25%, 09/08/21[a]	EUR	200	225,240
Deutsche Pfandbriefbank AG
0.50%, 01/19/23[a]	EUR	100	115,907
Deutsche Post AG
0.38%, 04/01/21 (Call 01/01/21)[a]	EUR	25	28,575
Deutsche Telekom International Finance BV
1.50%, 04/03/28[a]	EUR	25	30,303
2.00%, 10/30/19	EUR	50	59,714

119

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

July 31, 2016

Security	Principal (000s)		Value
E.ON International Finance BV
6.38%, 06/07/32	GBP	25	$48,298
Erste Abwicklungsanstalt
0.01%, 12/07/18[a]	EUR	200	225,264
KfW
0.01%, 12/07/18	EUR	250	282,712
0.13%, 06/01/20	EUR	50	57,165
0.63%, 07/04/22	EUR	200	236,955
0.63%, 01/15/25	EUR	100	119,043
0.88%, 03/18/19	EUR	250	289,513
1.25%, 10/17/19	EUR	50	59,029
1.38%, 02/01/21[a]	GBP	200	275,964
1.75%, 10/29/19	CAD	50	39,123
2.13%, 08/15/23	EUR	50	65,865
2.75%, 04/16/20[a]	AUD	200	155,490
3.13%, 06/15/18	EUR	50	59,684
3.38%, 01/18/21	EUR	50	65,647
3.88%, 01/21/19	EUR	50	61,953
6.00%, 08/20/20	AUD	50	43,681
6.00%, 12/07/28	GBP	50	103,229
Landesbank Hessen- Thueringen Girozentrale
1.00%, 02/25/19[a]	EUR	200	231,278
Landwirtschaftliche Rentenbank
0.38%, 01/22/24[a]	EUR	100	116,365
1.25%, 05/20/22[a]	EUR	50	61,200
1.50%, 12/23/19[a]	GBP	50	68,714
2.70%, 01/20/20	AUD	50	38,745
Linde AG Series 10
2.00%, 04/18/23[a]	EUR	50	63,175
Merck KGaA
VRN, (5 year EUR Swap + 2.184%)
2.63%, 12/12/74 (Call 06/12/21)[a]	EUR	25	29,132
METRO AG
1.38%, 10/28/21[a]	EUR	100	118,501
Muenchener Hypothekenbank eG
2.50%, 07/04/28	EUR	100	138,999
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
VRN, (3 mo. Euribor + 3.500%)
6.00%, 05/26/41 (Call 05/26/21)[a]	EUR	100	132,537
Norddeutsche Landesbank Girozentrale
0.03%, 01/31/19[a]	EUR	50	56,382
NRW Bank
0.88%, 10/23/17	EUR	150	170,228
1.25%, 10/22/18[a]	EUR	50	57,893
RWE Finance BV
6.25%, 06/03/30	GBP	25	43,863
SAP SE
2.13%, 11/13/19[a]	EUR	100	120,387

Security	Principal (000s)		Value
Siemens Financieringsmaatschappij NV
2.88%, 03/10/28[a]	EUR	50	$70,914
Volkswagen Financial Services NV
1.75%, 04/17/20[a]	GBP	25	33,750
Volkswagen International Finance NV
2.00%, 03/26/21[a]	EUR	100	121,203
VRN, (7 year EUR Swap + 2.200%)
2.50%, 12/29/49 (Call 03/20/22)[a]	EUR	25	26,838
VRN, (12 year EUR Swap + 2.967%)
4.63%, 03/29/49 (Call 03/24/26)[a]	EUR	50	57,939
Vonovia SE
3.63%, 10/08/21[a]	EUR	50	65,738

			5,825,952

HONG KONG — 0.06%
Hutchison Whampoa Finance 14 Ltd.
1.38%, 10/31/21[a]	EUR	100	116,003

			116,003

IRELAND — 0.25%
Bank of Ireland Mortgage Bank
0.63%, 02/19/21[a]	EUR	100	115,186
CRH Finance Germany GmbH
1.75%, 07/16/21 (Call 04/16/21)[a]	EUR	100	119,463
GE Capital European Funding Unlimited Co.
0.80%, 01/21/22[a]	EUR	100	115,919
GE Capital UK Funding
6.25%, 05/05/38	GBP	50	112,365

			462,933

ISRAEL — 0.06%
Teva Pharmaceutical Finance Netherlands II BV
1.25%, 03/31/23 (Call 12/31/22)[a]	EUR	100	115,417

			115,417

ITALY — 0.99%
Assicurazioni Generali SpA
5.13%, 09/16/24[a]	EUR	50	74,929
VRN, (3 mo. Euribor + 7.113%)
7.75%, 12/12/42 (Call 12/12/22)[a]	EUR	100	132,541
Autostrade per l’Italia SpA
1.13%, 11/04/21[a]	EUR	100	117,448
Enel Finance International NV
5.00%, 09/14/22[a]	EUR	50	72,372
5.63%, 08/14/24[a]	GBP	100	169,486

120

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

July 31, 2016

Security	Principal (000s)		Value
Eni SpA
1.75%, 01/18/24[a]	EUR	100	$122,671
Intesa Sanpaolo SpA
0.63%, 01/20/22[a]	EUR	100	116,148
1.13%, 01/14/20[a]	EUR	200	227,006
Snam SpA
5.00%, 01/18/19[a]	EUR	150	188,520
Terna Rete Elettrica Nazionale SpA
0.88%, 02/02/22[a]	EUR	100	116,455
UniCredit SpA
2.75%, 01/31/20[a]	EUR	100	123,247
3.25%, 01/14/21[a]	EUR	150	183,714
Unione di Banche Italiane SpA
1.00%, 01/27/23[a]	EUR	150	178,653

			1,823,190

MEXICO — 0.12%
America Movil SAB de CV
3.00%, 07/12/21	EUR	100	125,177
Petroleos Mexicanos
2.75%, 04/21/27[a]	EUR	100	96,468

			221,645

NETHERLANDS — 1.39%
ABN AMRO Bank NV
0.88%, 01/14/26[a]	EUR	100	119,681
1.88%, 07/31/19[a]	EUR	100	119,194
4.75%, 01/11/19[a]	EUR	100	124,987
Bank Nederlandse Gemeenten NV
0.38%, 01/14/22[a]	EUR	50	57,746
1.00%, 01/12/26[a]	EUR	100	120,193
1.88%, 06/06/19[a]	EUR	50	59,541
Citycon Treasury BV
2.38%, 09/16/22 (Call 06/16/22)[a]	EUR	100	123,150
Cooperatieve Rabobank UA
2.38%, 05/22/23	EUR	150	189,796
3.75%, 11/09/20	EUR	75	95,274
3.88%, 07/25/23[a]	EUR	100	129,490
Series 2541
4.00%, 09/19/22	GBP	50	76,410
4.13%, 01/14/20	EUR	150	191,440
Heineken NV
2.13%, 08/04/20[a]	EUR	100	121,109
ING Bank NV
0.70%, 04/16/20[a]	EUR	100	114,388
4.00%, 01/17/20	EUR	200	257,256
Koninklijke KPN NV
5.63%, 09/30/24[a]	EUR	50	77,333
Nederlandse Waterschapsbank NV
0.50%, 01/19/23[a]	EUR	100	116,301
1.75%, 07/09/20[a]	EUR	100	121,004

Security	Principal (000s)		Value
NN Group NV
1.00%, 03/18/22[a]	EUR	100	$116,393
Shell International Finance BV
1.25%, 03/15/22[a]	EUR	100	119,314
Teva Pharmaceutical Finance Netherlands IV BV
1.00%, 07/28/25	CHF	100	105,644

			2,555,644
NORWAY — 0.29%
DNB Boligkreditt AS
0.38%, 01/14/21[a]	EUR	100	114,657
1.88%, 06/18/19[a]	EUR	100	118,700
SpareBank 1 Boligkreditt AS
1.50%, 01/20/20[a]	EUR	200	237,078
Statoil ASA
5.63%, 03/11/21[a]	EUR	50	70,322

			540,757
PORTUGAL — 0.04%
EDP Finance BV
4.13%, 06/29/20	EUR	50	63,450

			63,450
SPAIN — 1.28%
Ayt Cedulas Cajas Global
Series 3
3.75%, 12/14/22	EUR	100	136,514
4.25%, 06/14/18	EUR	100	120,953
Banco Bilbao Vizcaya Argentaria SA
0.75%, 01/20/22[a]	EUR	100	116,892
Banco Popular Espanol SA
2.13%, 10/08/19[a]	EUR	100	119,919
Banco Santander SA
1.13%, 11/27/24[a]	EUR	200	239,590
Bankia SA
1.00%, 03/14/23[a]	EUR	200	237,146
5.00%, 06/28/19	EUR	50	64,289
CaixaBank SA
0.63%, 11/12/20[a]	EUR	200	230,507
4.63%, 06/04/19	EUR	50	63,497
Cedulas TDA 6 Fond de Titulizacion de Activos
3.88%, 05/23/25	EUR	100	142,533
Gas Natural Capital Co.
5.13%, 11/02/21[a]	EUR	50	70,362
Iberdrola Finanzas SAU
4.13%, 03/23/20	EUR	50	64,374
Iberdrola International BV
1.13%, 01/27/23[a]	EUR	100	118,540
Programa Cedulas TDA Fondo de Titulizacion de Activos Series A4
4.13%, 04/10/21	EUR	100	132,811
Repsol International Finance BV
4.88%, 02/19/19[a]	EUR	100	125,130

121

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

July 31, 2016

Security	Principal (000s)		Value
Santander International Debt SAU
4.13%, 10/04/17[a]	EUR	50	$58,569
Santander Issuances SAU
2.50%, 03/18/25[a]	EUR	100	109,495
Telefonica Emisiones SAU
1.48%, 09/14/21[a]	EUR	100	119,097
5.29%, 12/09/22[a]	GBP	50	80,772

			2,350,990

SWEDEN — 0.96%
Nordea Bank AB
1.38%, 04/12/18[a]	EUR	100	114,535
Nordea Hypotek AB Series 5531
1.00%, 04/08/22	SEK	1,000	119,898
Skandinaviska Enskilda Banken AB
1.88%, 11/14/19[a]	EUR	100	118,982
3.00%, 06/19/19	SEK	2,000	255,375
Stadshypotek AB
1.63%, 10/30/20[a]	EUR	100	120,683
Series 1581
3.00%, 12/19/18	SEK	3,000	378,314
Svenska Handelsbanken AB
2.25%, 08/27/20[a]	EUR	100	121,977
Swedbank Hypotek AB Series 187
3.75%, 09/19/18	SEK	3,000	381,617
TeliaSonera AB
4.75%, 11/16/21	EUR	50	68,619
Vattenfall AB
6.25%, 03/17/21[a]	EUR	60	85,525

			1,765,525

SWITZERLAND — 0.32%
Cloverie PLC for Zurich Insurance Co. Ltd.
VRN, (3 mo. Euribor + 5.850%)
7.50%, 07/24/39 (Call 07/24/19)	EUR	50	65,556
Credit Suisse AG/London
1.38%, 11/29/19[a]	EUR	200	232,503
4.75%, 08/05/19	EUR	50	63,565
Glencore Finance Europe SA
1.25%, 03/17/21 (Call 12/17/20)[a]	EUR	100	109,505
UBS AG/London
1.25%, 09/03/21[a]	EUR	100	117,805

			588,934

UNITED KINGDOM — 2.70%
Aviva PLC
VRN, (5 year EUR Swap + 3.480%)
3.88%, 07/03/44 (Call 07/03/24)[a]	EUR	100	111,984

Security	Principal (000s)		Value
VRN, (6 mo. LIBOR GBP + 1.880%)
5.90%, 11/29/49 (Call 07/27/20)	GBP	25	$34,114
Bank of Scotland PLC
4.88%, 12/20/24	GBP	25	42,393
Barclays Bank PLC
6.00%, 01/14/21[a]	EUR	50	65,238
10.00%, 05/21/21[a]	GBP	100	172,848
BAT International Finance PLC
0.88%, 10/13/23 (Call 07/13/23)[a]	EUR	100	115,176
7.25%, 03/12/24	GBP	50	92,834
BG Energy Capital PLC
1.25%, 11/21/22 (Call 08/21/22)[a]	EUR	100	119,122
BP Capital Markets PLC
1.11%, 02/16/23[a]	EUR	100	116,774
Centrica PLC
6.38%, 03/10/22[a]	GBP	50	84,352
GlaxoSmithKline Capital PLC
4.00%, 06/16/25	EUR	50	73,419
5.25%, 12/19/33	GBP	50	96,957
Hammerson PLC
7.25%, 04/21/28	GBP	25	47,226
Heathrow Funding Ltd.
5.23%, 02/15/23[a]	GBP	50	80,905
6.45%, 12/10/31[a]	GBP	50	102,570
HSBC Holdings PLC
VRN, (5 year EUR Swap + 1.950%)
3.38%, 01/10/24 (Call 01/10/19)[a]	EUR	100	116,960
6.50%, 05/20/24[a]	GBP	100	169,706
6.75%, 09/11/28[a]	GBP	50	85,098
Imperial Brands Finance PLC
5.00%, 12/02/19[a]	EUR	100	129,628
Imperial Tobacco Finance PLC
7.75%, 06/24/19[a]	GBP	50	78,620
Land Securities Capital Markets PLC
VRN, (3 mo. LIBOR GBP + 1.128%)
5.39%, 03/31/27 (Call 03/31/25)	GBP	50	85,500
Legal & General Finance PLC
5.88%, 04/05/33	GBP	25	46,315
Lloyds Bank PLC
0.38%, 01/18/21[a]	EUR	200	227,997
6.50%, 03/24/20[a]	EUR	50	65,728
7.50%, 04/15/24[a]	GBP	100	186,960
National Grid Gas PLC
7.00%, 12/16/24	GBP	25	47,663
Nationwide Building Society
0.75%, 06/25/19[a]	EUR	100	114,692
1.13%, 06/03/22[a]	EUR	100	114,360
Network Rail Infrastructure Finance PLC
4.75%, 01/22/24	GBP	50	84,997

122

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

July 31, 2016

Security	Principal (000s)		Value
Prudential PLC
VRN, (3 mo. LIBOR GBP + 11.348%)
11.38%, 05/29/39 (Call 05/29/19)	GBP	50	$81,949
Royal Bank of Scotland PLC (The)
5.13%, 01/13/24[a]	GBP	100	169,066
5.50%, 03/23/20	EUR	50	65,560
RSA Insurance Group PLC
VRN, (5 year UK Government Bond + 8.475%)
9.38%, 05/20/39 (Call 05/20/19)	GBP	100	156,526
Santander UK Group Holdings PLC
3.63%, 01/14/26[a]	GBP	100	141,939
Santander UK PLC
0.25%, 08/09/21	EUR	100	113,310
1.63%, 11/26/20[a]	EUR	100	120,023
Sky PLC
1.50%, 09/15/21[a]	EUR	100	116,919
Southern Electric Power Co. Ltd.
5.50%, 06/07/32[a]	GBP	25	46,658
Southern Water Services Finance Ltd.
6.19%, 03/31/29[a]	GBP	25	48,359
SSE PLC
VRN, (5 year GBP Swap + 2.342%)
1.00%, 12/29/49 (Call 09/10/20)[a]	GBP	100	130,596
Standard Chartered PLC
1.63%, 06/13/21[a]	EUR	100	117,094
3.63%, 11/23/22[a]	EUR	100	118,570
Thames Water Utilities Cayman Finance Ltd.
VRN, (3 mo. LIBOR GBP + 7.970%)
5.75%, 09/13/30 (Call 09/13/22)	GBP	50	78,676
Vodafone Group PLC
0.38%, 12/03/24	CHF	100	104,351
1.00%, 09/11/20 (Call 06/11/20)[a]	EUR	100	115,343
Western Power Distribution West Midlands PLC
5.75%, 04/16/32[a]	GBP	100	190,897
Whitbread Group PLC
3.38%, 10/16/25 (Call 07/16/25)[a]	GBP	100	146,045

			4,972,017

UNITED STATES — 3.06%
AltaLink LP
4.09%, 06/30/45 (Call 12/30/44)[a]	CAD	50	43,580
America Movil SAB de CV
4.75%, 06/28/22	EUR	50	69,041
Apple Inc.
0.38%, 11/25/24[a]	CHF	50	53,598
3.05%, 07/31/29	GBP	100	149,133
AT&T Inc.
1.30%, 09/05/23	EUR	100	117,984
7.00%, 04/30/40	GBP	50	107,632
Bank Nederlandse Gemeenten NV
0.25%, 06/07/24[a]	EUR	100	114,047

Security	Principal (000s)		Value
Bank of America Corp.
2.38%, 06/19/24[a]	EUR	100	$124,984
6.13%, 09/15/21[a]	GBP	100	160,832
Berkshire Hathaway Inc.
1.13%, 03/16/27 (Call 12/16/26)	EUR	100	114,149
British Telecommunications PLC
1.13%, 03/10/23[a]	EUR	100	116,277
Citigroup Inc.
2.13%, 09/10/26[a]	EUR	100	122,482
5.15%, 05/21/26	GBP	100	166,557
Coca-Cola Co. (The)
0.25%, 12/22/22[a]	CHF	50	53,081
1.63%, 03/09/35 (Call 12/09/34)	EUR	100	124,531
Credit Agricole SA
2.63%, 03/17/27[a]	EUR	100	116,338
DS Smith PLC
2.25%, 09/16/22 (Call 06/16/22)[a]	EUR	100	117,028
Eli Lilly & Co.
0.45%, 05/24/28	CHF	100	105,800
1.63%, 06/02/26 (Call 03/02/26)	EUR	100	122,653
FCE Bank PLC
1.88%, 06/24/21[a]	EUR	100	119,007
Goldman Sachs Group Inc. (The)
1.63%, 07/27/26[a]	EUR	100	113,237
2.88%, 06/03/26[a]	EUR	50	63,270
5.13%, 10/23/19[a]	EUR	100	129,545
Heathrow Funding Ltd.
1.50%, 02/11/32[a]	EUR	100	113,343
International Business Machines Corp.
1.13%, 09/06/24	EUR	100	118,863
JPMorgan Chase & Co.
0.50%, 12/04/23[a]	CHF	50	53,614
1.50%, 01/27/25[a]	EUR	150	178,447
KfW
0.05%, 05/30/24	EUR	200	228,720
MasterCard Inc.
1.10%, 12/01/22 (Call 09/01/22)	EUR	100	116,941
McDonald’s Corp.
5.88%, 04/23/32	GBP	25	46,622
Mondelez International Inc.
0.63%, 12/30/21 (Call 11/30/21)[a]	CHF	50	53,119
1.63%, 01/20/23 (Call 10/20/22)	EUR	100	118,627
Morgan Stanley
2.38%, 03/31/21	EUR	150	183,064
5.38%, 08/10/20	EUR	50	67,136
National Grid North America Inc.
0.75%, 02/11/22[a]	EUR	100	113,879
Nordea Bank AB
VRN, (5 year EUR Swap + 1.700%)
1.88%, 11/10/25 (Call 11/10/20)[a]	EUR	100	115,132

123

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

July 31, 2016

Security	Principal (000s)		Value
North West Redwater Partnership/NWR Financing Co. Ltd.
Series G
4.75%, 06/01/37 (Call 12/01/36)[a]	CAD	50	$43,905
Pfizer Inc.
6.50%, 06/03/38[a]	GBP	50	111,769
Philip Morris International Inc.
1.88%, 03/03/21	EUR	100	121,020
Procter & Gamble Co. (The)
2.00%, 08/16/22[a]	EUR	100	125,125
Prologis LP
1.38%, 05/13/21 (Call 02/13/21)	EUR	100	116,835
Southern Gas Networks PLC
Series A7
4.88%, 03/21/29	GBP	50	87,326
Standard Life PLC
VRN, (5 year UK Government Bond + 2.850%)
6.75%, 07/29/49 (Call 07/12/27)	GBP	25	36,064
Time Warner Cable Inc.
5.75%, 06/02/31	GBP	50	81,054
Toyota Motor Credit Corp.
1.00%, 03/09/21[a]	EUR	50	58,354
TransCanada PipeLines Ltd.
4.35%, 06/06/46 (Call 12/06/45)	CAD	50	41,478
Union Gas Ltd.
4.88%, 06/21/41 (Call 12/21/40)	CAD	50	47,757
Verizon Communications Inc.
4.07%, 06/18/24[a]	GBP	100	156,477
Wal-Mart Stores Inc.
5.63%, 03/27/34	GBP	50	99,944
5.75%, 12/19/30	GBP	25	49,110
Walgreens Boots Alliance Inc.
2.13%, 11/20/26 (Call 08/20/26)	EUR	100	120,229
Wells Fargo & Co.
2.00%, 04/27/26[a]	EUR	100	123,909
3.50%, 09/12/29[a]	GBP	100	152,546
3.87%, 05/21/25	CAD	25	20,488

			5,625,683
TOTAL CORPORATE BONDS & NOTES
(Cost: $38,439,699)			40,577,484

Security	Principal (000s)		Value
FOREIGN GOVERNMENT OBLIGATIONS — 77.33%

AUSTRALIA — 2.44%
Australia Government Bond
2.75%, 11/21/27[a]	AUD	200	$163,923
3.25%, 10/21/18[a]	AUD	150	118,308
3.25%, 04/21/25[a]	AUD	550	465,280
3.75%, 04/21/37[a]	AUD	150	138,765
4.25%, 04/21/26[a]	AUD	350	321,828
4.50%, 04/21/33[a]	AUD	150	150,096
5.25%, 03/15/19[a]	AUD	300	250,116
5.50%, 01/21/18[a]	AUD	100	80,386
5.50%, 04/21/23[a]	AUD	150	141,422
5.75%, 05/15/21[a]	AUD	550	498,668
5.75%, 07/15/22[a]	AUD	300	280,954
Australian Capital Territory
2.50%, 05/21/26	AUD	60	46,422
New South Wales Treasury Corp.
5.00%, 08/20/24	AUD	50	46,468
6.00%, 02/01/18	AUD	50	40,454
6.00%, 05/01/20	AUD	50	43,981
6.00%, 03/01/22	AUD	300	278,683
Queensland Treasury Corp.
3.25%, 07/21/26[b]	AUD	200	163,096
3.50%, 09/21/17[b]	AUD	200	155,058
4.00%, 06/21/19[b]	AUD	200	161,690
4.25%, 07/21/23[b]	AUD	50	43,149
4.75%, 07/21/25[b]	AUD	50	45,400
6.00%, 02/21/18[a]	AUD	50	40,517
6.25%, 02/21/20[a]	AUD	50	43,826
South Australian Government Financing Authority
5.00%, 05/20/21	AUD	200	173,377
Treasury Corp. of Victoria
5.50%, 11/15/18	AUD	50	41,257
6.00%, 10/17/22	AUD	300	283,255
Western Australian Treasury Corp.
2.50%, 07/22/20[a]	AUD	150	116,458
2.75%, 10/20/22	AUD	100	78,205
5.00%, 07/23/25[a]	AUD	50	45,719
8.00%, 07/15/17	AUD	50	40,243

			4,497,004

AUSTRIA — 1.30%
Austria Government Bond
0.75%, 10/20/26[b]	EUR	50	59,883
1.20%, 10/20/25[b]	EUR	200	250,178
1.65%, 10/21/24[b]	EUR	50	64,414

124

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

July 31, 2016

Security	Principal (000s)		Value
1.75%, 10/20/23[b]	EUR	100	$128,957
2.40%, 05/23/34[b]	EUR	90	135,073
3.15%, 06/20/44[b]	EUR	100	184,759
3.65%, 04/20/22[b]	EUR	100	138,116
3.80%, 01/26/62[b]	EUR	25	58,422
3.90%, 07/15/20[b]	EUR	300	394,471
4.15%, 03/15/37[b]	EUR	150	289,592
4.35%, 03/15/19[b]	EUR	100	126,217
4.65%, 01/15/18[b]	EUR	400	481,116
4.85%, 03/15/26[b]	EUR	50	82,453

			2,393,651

BELGIUM — 2.14%
Belgium Government Bond
0.80%, 06/22/25[b]	EUR	330	395,863
1.00%, 06/22/26[b]	EUR	350	425,395
1.00%, 06/22/31[b]	EUR	100	121,130
1.25%, 06/22/18[a]	EUR	300	347,117
1.60%, 06/22/47[b]	EUR	30	39,646
2.15%, 06/22/66[b]	EUR	40	58,398
2.25%, 06/22/23[a]	EUR	200	263,661
2.60%, 06/22/24[b]	EUR	100	136,240
3.00%, 09/28/19[a]	EUR	100	124,478
3.75%, 09/28/20[b]	EUR	100	131,915
3.75%, 06/22/45[a]	EUR	75	147,509
4.00%, 03/28/32[a]	EUR	50	86,522
4.25%, 09/28/21[b]	EUR	100	139,432
4.25%, 09/28/22[a]	EUR	200	288,598
4.25%, 03/28/41[b]	EUR	150	302,761
5.00%, 03/28/35[b]	EUR	210	422,769
5.50%, 03/28/28	EUR	275	496,507

			3,927,941
BULGARIA — 0.06%
Bulgaria Government International Bond
2.00%, 03/26/22[a]	EUR	100	115,657

			115,657
CANADA — 4.33%
Canada Government International Bond
2.75%, 12/01/64	CAD	150	158,829
Canada Housing Trust
1.70%, 12/15/17[b]	CAD	100	77,777
2.00%, 12/15/19[b]	CAD	100	79,588
2.35%, 12/15/18[b]	CAD	50	39,773
2.90%, 06/15/24[b]	CAD	250	213,972
Canada Housing Trust No. 1
1.20%, 06/15/20[b]	CAD	100	77,578
1.95%, 06/15/19[b]	CAD	300	237,497
2.05%, 06/15/18[b]	CAD	400	314,396
2.25%, 12/15/25[b]	CAD	100	81,725
3.80%, 06/15/21[b]	CAD	200	173,762

Security	Principal (000s)		Value
Canadian Government Bond
0.25%, 11/01/17	CAD	200	$152,801
0.75%, 09/01/20	CAD	550	424,576
1.25%, 08/01/17	CAD	500	386,040
1.25%, 02/01/18	CAD	200	154,956
1.50%, 06/01/23	CAD	170	136,757
1.50%, 06/01/26	CAD	170	136,073
2.50%, 06/01/24	CAD	100	86,342
2.75%, 06/01/22	CAD	120	102,773
2.75%, 12/01/48	CAD	50	48,915
3.50%, 12/01/45	CAD	110	120,751
3.75%, 06/01/19	CAD	100	83,643
4.00%, 06/01/41	CAD	175	198,099
5.00%, 06/01/37	CAD	50	61,122
5.75%, 06/01/29	CAD	200	233,491
5.75%, 06/01/33	CAD	100	124,642
City of Toronto Canada
2.95%, 04/28/35	CAD	50	38,645
Province of Alberta Canada
2.35%, 06/01/25	CAD	50	39,864
2.55%, 12/15/22	CAD	200	163,319
3.45%, 12/01/43	CAD	25	21,608
Province of British Columbia Canada
2.85%, 06/18/25	CAD	50	42,091
3.20%, 06/18/44	CAD	50	43,395
3.25%, 12/18/21	CAD	150	127,199
4.95%, 06/18/40	CAD	100	109,569
Province of Manitoba Canada
2.45%, 06/02/25	CAD	50	40,112
2.85%, 09/05/46	CAD	100	77,594
4.15%, 06/03/20	CAD	100	85,428
Province of New Brunswick Canada
2.85%, 06/02/23	CAD	50	41,221
3.55%, 06/03/43	CAD	50	42,153
4.50%, 06/02/20	CAD	100	86,241
Province of Newfoundland and Labrador Canada
3.00%, 06/02/26	CAD	130	105,254
Province of Nova Scotia Canada
4.40%, 06/01/42	CAD	50	49,133
Province of Ontario Canada
1.90%, 09/08/17	CAD	200	155,391
2.10%, 09/08/18	CAD	100	78,710
2.60%, 06/02/25	CAD	250	205,226
2.80%, 06/02/48	CAD	60	48,081
2.85%, 06/02/23	CAD	50	41,738
2.90%, 12/02/46	CAD	250	203,662
3.00%, 09/28/20	EUR	50	63,291
3.45%, 06/02/45	CAD	130	116,636
3.50%, 06/02/24	CAD	50	43,654
3.50%, 06/02/43	CAD	50	44,875
4.00%, 06/02/21	CAD	200	173,533
4.20%, 06/02/20	CAD	50	42,844

125

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

July 31, 2016

Security	Principal (000s)		Value
4.40%, 06/02/19	CAD	200	$168,230
4.60%, 06/02/39	CAD	130	133,593
4.65%, 06/02/41	CAD	50	52,546
4.70%, 06/02/37	CAD	100	102,714
5.60%, 06/02/35	CAD	100	111,822
6.50%, 03/08/29	CAD	50	56,386
Province of Quebec Canada
2.50%, 09/01/26	CAD	100	80,884
2.75%, 09/01/25	CAD	50	41,446
3.00%, 09/01/23	CAD	50	42,092
3.50%, 12/01/45	CAD	150	134,807
3.75%, 09/01/24	CAD	100	88,800
4.25%, 12/01/21	CAD	200	176,662
4.50%, 12/01/17	CAD	50	40,245
4.50%, 12/01/20	CAD	50	43,766
5.00%, 04/29/19[a]	EUR	50	63,940
5.00%, 12/01/41	CAD	200	219,208
5.75%, 12/01/36	CAD	50	57,218
Province of Saskatchewan Canada
2.75%, 12/02/46	CAD	50	38,181
3.20%, 06/03/24	CAD	50	42,589
Regional Municipality of York
2.60%, 12/15/25	CAD	50	40,098

			7,971,572

CHILE — 0.07%
Chile Government International Bond
1.75%, 01/20/26	EUR	100	121,889

			121,889

CZECH REPUBLIC — 0.25%
Czech Republic Government Bond
0.01%, 11/09/17[a]	CZK	2,000	82,787
0.85%, 03/17/18[a]	CZK	500	20,997
2.50%, 08/25/28[a]	CZK	2,000	102,016
3.75%, 09/12/20[a]	CZK	750	35,906
4.70%, 09/12/22[a]	CZK	2,000	106,399
5.70%, 05/25/24[a]	CZK	750	44,447
Czech Republic International
3.63%, 04/14/21[a]	CZK	50	65,682

			458,234

DENMARK — 0.53%
Denmark Government Bond
1.50%, 11/15/23	DKK	500	84,212
1.75%, 11/15/25	DKK	700	121,832
3.00%, 11/15/21	DKK	600	106,079
4.00%, 11/15/19	DKK	1,750	301,768
4.50%, 11/15/39	DKK	1,250	357,088

			970,979

Security	Principal (000s)		Value
FINLAND — 0.54%
Finland Government Bond
1.63%, 09/15/22[b]	EUR	50	$62,868
1.88%, 04/15/17[b]	EUR	300	341,252
2.00%, 04/15/24[b]	EUR	150	196,891
2.63%, 07/04/42[b]	EUR	100	172,005
2.75%, 07/04/28[b]	EUR	65	95,878
3.38%, 04/15/20[b]	EUR	50	64,109
3.88%, 09/15/17[b]	EUR	50	58,713

			991,716

FRANCE — 9.31%
Agence Francaise de Developpement
3.63%, 04/21/20[a]	EUR	50	64,195
Bpifrance Financement SA
0.13%, 11/25/20[a]	EUR	100	113,638
0.75%, 10/25/21[a]	EUR	100	117,537
Caisse d’Amortissement de la Dette Sociale
0.50%, 05/25/23[a]	EUR	200	233,795
1.13%, 05/25/19[a]	EUR	100	116,749
1.38%, 11/25/24[a]	EUR	50	62,335
2.50%, 10/25/22	EUR	50	65,444
4.25%, 04/25/20[a]	EUR	200	262,901
Caisse de Refinancement de l’Habitat SA
3.60%, 09/13/21	EUR	100	134,062
3.60%, 03/08/24	EUR	100	142,893
4.00%, 04/25/18	EUR	100	120,250
Caisse des Depots et Consignations
4.13%, 02/20/19	EUR	50	62,335
Caisse Francaise de Financement Local
0.50%, 04/13/22[a]	EUR	200	232,723
5.38%, 07/08/24	EUR	100	159,384
France Government Bond OAT
0.01%, 05/25/20[a]	EUR	500	569,361
0.01%, 05/25/21[a]	EUR	500	569,835
0.50%, 11/25/19[a]	EUR	300	346,710
0.50%, 05/25/25[a]	EUR	240	280,822
0.50%, 05/25/26[a]	EUR	130	150,980
1.00%, 05/25/18[a]	EUR	750	862,339
1.00%, 11/25/18[a]	EUR	200	231,675
1.50%, 05/25/31[a]	EUR	250	323,235
1.75%, 11/25/24[a]	EUR	150	193,544
1.75%, 05/25/66[b]	EUR	25	33,704
2.25%, 10/25/22[a]	EUR	550	714,290
2.25%, 05/25/24[a]	EUR	500	665,305
2.50%, 10/25/20[a]	EUR	200	252,009
2.50%, 05/25/30[a]	EUR	250	361,715
2.75%, 10/25/27[a]	EUR	350	503,484

126

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

July 31, 2016

Security	Principal (000s)		Value
3.00%, 04/25/22[a]	EUR	500	$667,871
3.25%, 10/25/21[a]	EUR	100	133,359
3.25%, 05/25/45[a]	EUR	160	289,452
3.50%, 04/25/20[a]	EUR	200	257,356
3.50%, 04/25/26[a]	EUR	300	447,960
3.75%, 04/25/17[a]	EUR	300	346,047
3.75%, 10/25/19[a]	EUR	500	636,836
3.75%, 04/25/21[a]	EUR	130	174,418
4.00%, 04/25/18[a]	EUR	200	241,369
4.00%, 10/25/38[a]	EUR	250	471,731
4.00%, 04/25/55[a]	EUR	110	240,829
4.00%, 04/25/60[a]	EUR	150	338,308
4.25%, 10/25/17[a]	EUR	350	414,680
4.25%, 10/25/18[a]	EUR	150	185,786
4.25%, 04/25/19[a]	EUR	150	189,808
4.25%, 10/25/23[a]	EUR	200	297,108
4.50%, 04/25/41[a]	EUR	280	580,543
4.75%, 04/25/35[a]	EUR	300	587,220
5.50%, 04/25/29[a]	EUR	300	558,569
5.75%, 10/25/32[a]	EUR	400	822,753
6.00%, 10/25/25[a]	EUR	150	261,159
French Treasury Note BTAN
1.00%, 07/25/17[a]	EUR	700	794,752
UNEDIC
0.30%, 11/04/21[a]	EUR	100	115,170
0.63%, 02/17/25[a]	EUR	100	117,389

			17,117,722

GERMANY — 7.27%
Bundesobligation
0.00%, 04/17/20[a]	EUR	150	171,862
0.25%, 04/13/18[a]	EUR	200	227,020
0.25%, 10/16/20[a]	EUR	400	463,872
1.00%, 10/12/18[a]	EUR	150	173,875
1.00%, 02/22/19[a]	EUR	600	699,994
Bundesrepublik Deutschland
0.50%, 02/15/25[a]	EUR	250	299,087
0.50%, 02/15/26[a]	EUR	280	333,488
1.00%, 08/15/24[a]	EUR	150	186,398
1.00%, 08/15/25[a]	EUR	150	186,727
1.50%, 02/15/23[a]	EUR	500	632,598
1.75%, 07/04/22[a]	EUR	400	508,437
1.75%, 02/15/24[a]	EUR	100	130,405
2.00%, 01/04/22[a]	EUR	500	637,405
2.00%, 08/15/23[a]	EUR	350	460,210
2.25%, 09/04/21[a]	EUR	100	128,157
2.50%, 01/04/21[a]	EUR	150	191,177
2.50%, 07/04/44[a]	EUR	160	283,516
2.50%, 08/15/46[a]	EUR	300	541,510
3.25%, 07/04/42[a]	EUR	200	388,956
4.00%, 01/04/37[a]	EUR	470	929,873
4.75%, 07/04/28[a]	EUR	300	533,527
4.75%, 07/04/34[a]	EUR	285	583,429
4.75%, 07/04/40[a]	EUR	150	343,182

Security	Principal (000s)		Value
5.50%, 01/04/31[a]	EUR	170	$341,442
6.50%, 07/04/27[a]	EUR	300	584,252
Bundesschatzanweisungen
0.01%, 12/15/17[a]	EUR	950	1,071,389
FMS Wertmanagement AoeR
0.13%, 04/16/20[a]	EUR	200	227,823
1.25%, 03/08/19[a]	GBP	100	135,347
1.88%, 05/09/19[a]	EUR	100	118,884
Gemeinsame Deutsche Bundeslaender
0.25%, 10/01/20	EUR	75	85,827
1.75%, 01/31/23	EUR	100	125,636
Land Hessen
0.38%, 07/04/22[a]	EUR	50	57,906
Land Niedersachsen
0.40%, 07/10/20	EUR	50	57,488
Land Nordrhein-Westfalen
0.88%, 12/04/17	EUR	50	56,845
1.88%, 09/15/22	EUR	50	63,029
State of Baden-Wurttemberg
0.63%, 01/27/26	EUR	100	116,966
State of Berlin
0.75%, 11/11/22[a]	EUR	50	59,194
1.50%, 08/28/20	EUR	150	180,157
State of Bremen
0.50%, 10/07/22[a]	EUR	100	116,405
State of Hesse
0.38%, 03/10/23[a]	EUR	150	173,766
1.75%, 01/20/23	EUR	50	62,938
State of Lower Saxony
0.13%, 08/12/19	EUR	200	226,835
State of North Rhine-Westphalia
1.63%, 10/24/30[a]	EUR	100	128,373
1.75%, 05/17/19	EUR	200	236,828
State of Rhineland-Palatinate
0.75%, 01/19/26[a]	EUR	100	118,324

			13,380,359

INDONESIA — 0.07%
Indonesia Government International Bond
3.75%, 06/14/28[a]	IDR	100	120,177

			120,177

IRELAND — 0.64%
Ireland Government Bond
1.00%, 05/15/26[a]	EUR	50	59,015
2.00%, 02/18/45[a]	EUR	50	68,012
2.40%, 05/15/30[a]	EUR	50	68,436
3.40%, 03/18/24[a]	EUR	110	152,807
3.90%, 03/20/23[a]	EUR	150	210,659
4.40%, 06/18/19	EUR	300	382,509
4.50%, 10/18/18	EUR	125	155,076
5.40%, 03/13/25	EUR	50	79,876

			1,176,390

127

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

July 31, 2016

Security	Principal (000s)		Value
ISRAEL — 0.23%
Israel Government Bond — Fixed
3.75%, 03/31/24	ILS	450	$138,446
4.00%, 01/31/18	ILS	100	27,761
5.00%, 01/31/20	ILS	100	30,362
5.50%, 01/31/22	ILS	100	32,720
5.50%, 01/31/42	ILS	100	39,027
6.00%, 02/28/19	ILS	100	30,085
6.25%, 10/30/26	ILS	350	130,806

			429,207

ITALY — 8.08%
Italy Buoni Poliennali Del Tesoro
0.25%, 05/15/18	EUR	250	281,072
0.45%, 06/01/21	EUR	260	292,999
0.75%, 01/15/18	EUR	50	56,592
1.15%, 05/15/17	EUR	300	338,993
1.50%, 06/01/25	EUR	300	349,464
1.60%, 06/01/26	EUR	500	581,466
2.00%, 12/01/25	EUR	700	844,928
2.15%, 12/15/21	EUR	150	183,462
2.50%, 05/01/19	EUR	210	250,894
2.50%, 12/01/24	EUR	300	376,772
2.70%, 03/01/47[b]	EUR	150	187,807
3.25%, 09/01/46[b]	EUR	75	104,817
3.50%, 11/01/17	EUR	500	584,430
3.50%, 12/01/18	EUR	150	181,592
3.50%, 03/01/30[b]	EUR	220	308,022
3.75%, 03/01/21	EUR	350	454,401
3.75%, 08/01/21[a]	EUR	350	458,592
3.75%, 09/01/24	EUR	400	544,991
4.00%, 09/01/20	EUR	80	103,571
4.00%, 02/01/37[a]	EUR	250	380,638
4.25%, 02/01/19[a]	EUR	400	495,117
4.25%, 09/01/19	EUR	200	252,725
4.25%, 03/01/20	EUR	200	256,993
4.50%, 08/01/18	EUR	500	609,838
4.50%, 02/01/20[a]	EUR	500	645,678
4.50%, 05/01/23	EUR	450	630,980
4.50%, 03/01/24	EUR	160	226,910
4.50%, 03/01/26[a]	EUR	100	146,143
4.75%, 09/01/21	EUR	250	342,129
4.75%, 08/01/23[b]	EUR	100	143,091
4.75%, 09/01/28[b]	EUR	210	323,318
4.75%, 09/01/44[b]	EUR	100	174,423
5.00%, 03/01/25[b]	EUR	100	148,683
5.00%, 08/01/34[a]	EUR	250	419,763
5.00%, 08/01/39[a]	EUR	130	226,665
5.00%, 09/01/40[a]	EUR	200	350,198
5.25%, 08/01/17[a]	EUR	250	294,655
5.25%, 11/01/29	EUR	100	163,071

Security	Principal (000s)		Value
5.50%, 09/01/22	EUR	100	$145,134
5.50%, 11/01/22	EUR	100	145,608
5.75%, 02/01/33	EUR	100	178,082
6.00%, 05/01/31	EUR	400	709,789
6.50%, 11/01/27	EUR	400	688,638
9.00%, 11/01/23	EUR	160	282,962

			14,866,096

JAPAN — 13.27%
Japan Government Five Year Bond
0.10%, 03/20/18	JPY	20,000	196,294
0.10%, 12/20/19	JPY	70,000	691,414
0.10%, 03/20/20	JPY	25,000	247,119
0.10%, 06/20/20	JPY	20,000	197,849
0.10%, 09/20/20	JPY	5,000	49,502
0.20%, 09/20/17	JPY	30,000	294,380
0.20%, 09/20/18	JPY	10,000	98,542
0.20%, 12/20/18	JPY	40,000	394,594
0.20%, 03/20/19	JPY	28,000	276,541
0.20%, 06/20/19	JPY	20,000	197,777
0.20%, 09/20/19	JPY	20,000	197,980
0.30%, 06/20/18	JPY	27,500	271,141
0.40%, 06/20/18	JPY	100,000	987,813
Japan Government Forty Year Bond
1.40%, 03/20/55	JPY	7,500	100,581
1.70%, 03/20/54	JPY	5,000	71,970
1.90%, 03/20/53	JPY	5,000	74,910
2.20%, 03/20/49	JPY	5,000	76,923
2.20%, 03/20/51	JPY	5,000	78,374
Japan Government Ten Year Bond
0.30%, 12/20/24	JPY	50,000	510,119
0.30%, 12/20/25	JPY	50,000	511,163
0.40%, 03/20/25	JPY	25,000	257,452
0.40%, 06/20/25	JPY	35,000	360,638
0.40%, 09/20/25	JPY	7,500	77,325
0.60%, 12/20/23	JPY	20,000	207,976
0.60%, 03/20/24	JPY	20,000	208,300
0.60%, 06/20/24	JPY	20,000	208,559
0.80%, 06/20/22	JPY	40,000	415,034
0.80%, 09/20/22	JPY	20,000	208,085
0.80%, 12/20/22	JPY	70,000	730,408
0.80%, 06/20/23	JPY	20,000	209,840
0.80%, 09/20/23	JPY	100,000	1,052,632
0.90%, 06/20/22	JPY	20,000	208,682
1.00%, 09/20/20	JPY	60,000	615,936
1.00%, 09/20/21	JPY	20,000	207,829
1.00%, 12/20/21	JPY	25,000	260,624
1.00%, 03/20/22	JPY	20,000	209,155
1.20%, 12/20/20	JPY	25,000	259,543
1.20%, 06/20/21	JPY	90,000	940,870
1.30%, 12/20/19	JPY	20,000	205,519

128

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

July 31, 2016

Security	Principal (000s)		Value
1.40%, 09/20/19	JPY	50,000	$513,417
1.40%, 03/20/20	JPY	130,000	1,345,437
1.50%, 12/20/17	JPY	40,000	399,922
1.50%, 09/20/18	JPY	20,000	202,469
Japan Government Thirty Year Bond
0.30%, 06/20/46	JPY	15,000	147,074
1.40%, 09/20/45	JPY	12,500	159,954
1.40%, 12/20/45	JPY	25,000	320,249
1.50%, 12/20/44	JPY	12,500	162,831
1.70%, 06/20/44	JPY	10,000	135,178
1.80%, 03/20/43	JPY	25,000	339,237
1.90%, 06/20/43	JPY	10,000	138,604
2.00%, 09/20/40	JPY	20,000	274,542
2.00%, 09/20/41	JPY	12,000	166,594
2.20%, 09/20/39	JPY	5,000	70,077
2.40%, 03/20/37	JPY	27,000	378,480
2.40%, 09/20/38	JPY	12,000	171,239
Japan Government Twenty Year Bond
0.20%, 06/20/36	JPY	25,000	244,197
1.00%, 12/20/35	JPY	25,000	281,910
1.20%, 12/20/34	JPY	10,000	116,165
1.20%, 03/20/35	JPY	30,000	348,528
1.20%, 09/20/35	JPY	5,000	58,171
1.30%, 06/20/35	JPY	22,500	265,640
1.40%, 09/20/34	JPY	10,000	119,563
1.50%, 06/20/34	JPY	10,000	121,139
1.70%, 12/20/31	JPY	10,000	122,501
1.70%, 09/20/32	JPY	40,000	493,024
1.70%, 06/20/33	JPY	10,000	123,794
1.80%, 12/20/31	JPY	10,000	123,995
1.90%, 12/20/28	JPY	10,000	121,551
1.90%, 06/20/31	JPY	20,000	249,609
2.10%, 12/20/26	JPY	25,000	301,371
2.10%, 12/20/27	JPY	10,000	122,260
2.10%, 06/20/29	JPY	40,000	498,820
2.10%, 09/20/29	JPY	10,000	125,189
2.10%, 03/20/30	JPY	10,000	125,858
2.10%, 12/20/30	JPY	36,000	457,611
2.20%, 03/20/28	JPY	5,000	61,916
2.20%, 03/20/30	JPY	15,000	190,788
2.30%, 06/20/27	JPY	70,000	865,245
Japan Government Two Year Bond
0.10%, 08/15/17	JPY	30,000	293,938
0.10%, 10/15/17	JPY	131,350	1,287,636

			24,415,116
LUXEMBOURG — 0.07%
Luxembourg Government Bond
2.13%, 07/10/23[a]	EUR	100	131,441

			131,441

Security	Principal (000s)		Value
MALAYSIA — 0.65%
Malaysia Government Bond
3.48%, 03/15/23	MYR	200	$49,154
3.58%, 09/28/18	MYR	200	50,145
3.66%, 10/15/20	MYR	600	151,168
3.90%, 11/30/26	MYR	350	88,265
3.96%, 09/15/25	MYR	500	125,564
4.05%, 09/30/21	MYR	750	190,885
4.24%, 02/07/18	MYR	750	188,485
4.38%, 11/29/19	MYR	600	153,308
4.50%, 04/15/30	MYR	600	155,350
Malaysia Government Investment Issue
3.99%, 10/15/25	MYR	150	37,403

			1,189,727
MEXICO — 0.83%
Mexican Bonos
4.75%, 06/14/18	MXN	1,000	52,940
6.50%, 06/10/21	MXN	4,500	248,922
7.75%, 05/29/31	MXN	3,000	182,949
8.50%, 12/13/18	MXN	6,000	342,529
8.50%, 11/18/38	MXN	2,500	166,005
10.00%, 12/05/24	MXN	4,500	305,737
Mexico Government International Bond
2.75%, 04/22/23	EUR	100	124,405
3.00%, 03/06/45	EUR	100	111,406

			1,534,893

NETHERLANDS — 1.78%
Netherlands Government Bond
0.00%, 04/15/18[b]	EUR	450	508,252
0.25%, 07/15/25[b]	EUR	200	231,154
1.25%, 01/15/19[b]	EUR	50	58,476
1.75%, 07/15/23[b]	EUR	40	51,410
2.00%, 07/15/24[b]	EUR	190	250,871
2.25%, 07/15/22[b]	EUR	100	130,136
2.50%, 01/15/33[b]	EUR	150	230,907
2.75%, 01/15/47[b]	EUR	100	185,885
3.25%, 07/15/21[b]	EUR	170	226,065
3.50%, 07/15/20[b]	EUR	100	130,159
3.75%, 01/15/42[b]	EUR	110	226,237
4.00%, 07/15/18[b]	EUR	150	182,884
4.00%, 01/15/37[b]	EUR	125	245,196
4.50%, 07/15/17[b]	EUR	100	117,261
5.50%, 01/15/28	EUR	275	502,436

			3,277,329

NEW ZEALAND — 0.32%
New Zealand Government Bond
2.75%, 04/15/25[a]	NZD	100	75,859
5.00%, 03/15/19[a]	NZD	220	171,447
5.50%, 04/15/23[a]	NZD	100	88,054
6.00%, 05/15/21[a]	NZD	300	256,862

			592,222

129

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

July 31, 2016

Security	Principal (000s)		Value
NORWAY — 0.29%
Norway Government Bond
2.00%, 05/24/23[b]	NOK	1,000	$128,685
3.00%, 03/14/24[b]	NOK	250	34,495
3.75%, 05/25/21[b]	NOK	500	68,342
4.50%, 05/22/19[b]	NOK	2,250	296,940

			528,462

PERU — 0.07%
Peruvian Government International Bond
2.75%, 01/30/26	EUR	100	123,874

			123,874

POLAND — 0.64%
Poland Government International Bond
1.50%, 01/19/26[a]	EUR	100	119,323
1.63%, 01/15/19[a]	EUR	100	116,298
3.00%, 01/15/24[a]	EUR	50	65,531
3.75%, 01/19/23[a]	EUR	200	270,800
4.00%, 03/23/21	EUR	150	198,140
5.25%, 01/20/25	EUR	100	152,797
5.63%, 06/20/18	EUR	200	247,972

			1,170,861

ROMANIA — 0.03%
Romanian Government International Bond
3.63%, 04/24/24[a]	EUR	50	62,772

			62,772

RUSSIA — 0.20%
Russian Federal Bond — OFZ
6.70%, 05/15/19	RUB	10,000	143,134
7.00%, 08/16/23	RUB	2,000	28,042
7.50%, 03/15/18	RUB	3,000	44,345
7.60%, 07/20/22	RUB	10,000	145,022

			360,543

SINGAPORE — 0.41%
Singapore Government Bond
2.25%, 06/01/21	SGD	200	154,590
2.50%, 06/01/19	SGD	250	193,191
2.75%, 04/01/42	SGD	100	81,984
2.88%, 09/01/30	SGD	50	40,777
3.00%, 09/01/24	SGD	250	203,820
3.25%, 09/01/20	SGD	100	80,262

			754,624

SLOVAKIA — 0.15%
Slovakia Government Bond
3.00%, 02/28/23[a]	EUR	150	203,311
4.35%, 10/14/25[a]	EUR	50	77,873

			281,184

Security	Principal (000s)		Value
SLOVENIA — 0.10%
Slovenia Government Bond
2.13%, 07/28/25[a]	EUR	100	$124,965
3.00%, 04/08/21[a]	EUR	50	63,414

			188,379

SOUTH AFRICA — 0.44%
South Africa Government Bond
6.25%, 03/31/36	ZAR	3,000	157,880
6.50%, 02/28/41	ZAR	750	39,230
6.75%, 03/31/21	ZAR	1,000	68,388
7.00%, 02/28/31	ZAR	1,000	60,208
7.75%, 02/28/23	ZAR	2,100	147,012
8.00%, 12/21/18	ZAR	500	36,250
10.50%, 12/21/26	ZAR	3,750	304,453

			813,421

SOUTH KOREA — 2.63%
Korea Treasury Bond
1.63%, 06/10/18	KRW	500,000	449,526
2.00%, 12/10/17	KRW	200,000	180,338
2.00%, 03/10/20	KRW	400,000	366,592
2.00%, 09/10/20	KRW	200,000	183,948
2.25%, 06/10/25	KRW	300,000	287,149
2.75%, 09/10/17	KRW	600,000	544,518
2.75%, 09/10/19	KRW	80,000	74,695
2.75%, 12/10/44	KRW	200,000	230,651
3.00%, 03/10/23	KRW	400,000	395,448
3.00%, 09/10/24	KRW	120,000	120,334
3.00%, 12/10/42	KRW	165,000	195,973
3.13%, 03/10/19	KRW	250,000	233,957
3.50%, 03/10/24	KRW	75,000	77,459
3.75%, 12/10/33	KRW	450,000	542,317
4.00%, 12/10/31	KRW	80,000	96,156
4.25%, 06/10/21	KRW	200,000	203,667
5.00%, 06/10/20	KRW	150,000	152,806
5.50%, 03/10/28	KRW	200,000	256,255
5.50%, 12/10/29	KRW	190,000	252,927

			4,844,716

SPAIN — 4.71%
Autonomous Community of Madrid Spain
1.19%, 05/08/22[a]	EUR	70	80,865
1.83%, 04/30/25[a]	EUR	50	58,994
FADE — Fondo de Amortizacion del Deficit Electrico
0.85%, 09/17/19[a]	EUR	200	228,885
Instituto de Credito Oficial
0.50%, 12/15/17[a]	EUR	200	225,343
4.38%, 05/20/19[a]	EUR	50	62,721
Spain Government Bond
0.25%, 04/30/18	EUR	250	281,535
0.50%, 10/31/17	EUR	500	563,878

130

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

July 31, 2016

Security	Principal (000s)		Value
1.15%, 07/30/20	EUR	400	$467,683
1.40%, 01/31/20	EUR	500	586,911
1.60%, 04/30/25[b]	EUR	300	356,106
1.95%, 04/30/26[b]	EUR	930	1,129,244
1.95%, 07/30/30[b]	EUR	200	240,715
2.15%, 10/31/25[b]	EUR	200	247,138
2.75%, 10/31/24[b]	EUR	240	309,630
3.45%, 07/30/66[b]	EUR	50	68,811
3.75%, 10/31/18	EUR	400	486,349
3.80%, 04/30/24[b]	EUR	300	412,391
4.00%, 04/30/20[b]	EUR	200	257,063
4.20%, 01/31/37[b]	EUR	100	159,036
4.40%, 10/31/23[b]	EUR	130	184,609
4.60%, 07/30/19[b]	EUR	60	76,427
4.65%, 07/30/25[b]	EUR	100	147,838
4.70%, 07/30/41[b]	EUR	100	173,690
4.80%, 01/31/24[b]	EUR	150	218,691
4.85%, 10/31/20[b]	EUR	50	67,311
4.90%, 07/30/40[b]	EUR	150	265,370
5.15%, 10/31/28[b]	EUR	50	80,605
5.15%, 10/31/44[b]	EUR	140	261,889
5.50%, 07/30/17[b]	EUR	100	118,162
5.75%, 07/30/32	EUR	210	378,879
5.85%, 01/31/22[b]	EUR	200	291,934
6.00%, 01/31/29	EUR	100	173,284

			8,661,987

SUPRANATIONAL — 3.45%
Asian Development Bank
2.60%, 01/16/20[a]	AUD	50	38,729
Council of Europe Development Bank
0.75%, 06/09/25[a]	EUR	50	59,506
European Financial Stability Facility
0.10%, 01/19/21[a]	EUR	200	228,665
0.20%, 04/28/25[a]	EUR	100	114,254
0.25%, 10/18/17[a]	EUR	100	112,729
0.50%, 01/20/23[a]	EUR	100	117,476
0.88%, 04/16/18[a]	EUR	250	285,696
1.25%, 01/22/19[a]	EUR	250	291,166
1.50%, 01/22/20[a]	EUR	100	119,320
1.63%, 09/15/17[a]	EUR	100	114,397
2.13%, 02/19/24[a]	EUR	50	65,787
2.35%, 07/29/44[a]	EUR	70	109,266
3.00%, 09/04/34[a]	EUR	50	79,769
3.38%, 07/05/21[a]	EUR	50	66,498
European Investment Bank
0.13%, 04/15/25	EUR	50	56,839
1.00%, 07/13/18	EUR	200	229,896
1.00%, 04/14/32	EUR	90	109,642
1.13%, 02/18/20	CAD	50	38,204

Security	Principal (000s)		Value
1.13%, 09/07/21	GBP	70	$95,128
1.38%, 01/15/18	GBP	100	134,647
Series 2000
1.50%, 07/15/20	EUR	300	361,266
2.00%, 04/14/23	EUR	50	64,693
2.25%, 03/07/20[a]	GBP	50	70,533
2.25%, 10/14/22[a]	EUR	200	259,990
2.75%, 09/15/21	EUR	300	390,223
3.00%, 10/14/33[a]	EUR	150	235,460
3.50%, 04/15/27[a]	EUR	50	76,176
4.00%, 04/15/30	EUR	100	166,985
4.00%, 10/15/37	EUR	50	94,293
4.25%, 04/15/19	EUR	50	63,035
4.63%, 04/15/20	EUR	50	66,508
5.00%, 04/15/39	GBP	100	213,845
5.63%, 06/07/32	GBP	100	211,152
6.00%, 08/06/20	AUD	50	43,396
6.50%, 08/07/19	AUD	100	85,728
European Stability Mechanism
0.50%, 03/02/26[a]	EUR	50	58,301
Series 43
0.88%, 10/15/19[a]	EUR	200	233,112
1.00%, 09/23/25[a]	EUR	100	122,640
1.25%, 10/15/18[a]	EUR	50	58,025
1.38%, 03/04/21[a]	EUR	50	60,555
1.63%, 11/17/36[a]	EUR	50	66,728
European Union
2.75%, 09/21/21[a]	EUR	50	65,009
3.38%, 05/10/19[a]	EUR	200	247,378
3.38%, 04/04/32[a]	EUR	50	80,135
3.75%, 04/04/42[a]	EUR	100	190,445
Inter-American Development Bank
3.25%, 02/07/20	CAD	50	39,513
International Bank for Reconstruction & Development
1.13%, 03/11/20	CAD	50	38,438
1.38%, 12/15/20	GBP	100	137,889
2.50%, 03/12/20	AUD	50	38,624
3.75%, 02/10/20	NZD	50	37,515

			6,345,204

SWEDEN — 0.40%
Sweden Government Bond
1.00%, 11/12/26	SEK	500	63,949
1.50%, 11/13/23	SEK	250	33,067
2.50%, 05/12/25	SEK	800	115,284
3.50%, 06/01/22	SEK	1,000	143,978
3.50%, 03/30/39	SEK	650	115,636
4.25%, 03/12/19	SEK	600	79,433
5.00%, 12/01/20	SEK	1,300	189,282

			740,629

131

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

July 31, 2016

Security	Principal (000s)		Value
THAILAND — 0.58%
Thailand Government Bond
3.63%, 06/16/23	THB	1,000	$31,860
3.65%, 12/17/21	THB	11,000	347,219
3.85%, 12/12/25	THB	1,000	33,039
3.88%, 06/13/19	THB	6,500	198,782
4.26%, 12/12/37[a]	THB	5,000	183,375
4.85%, 06/17/61	THB	2,000	81,444
4.88%, 06/22/29	THB	5,000	184,617

			1,060,336

TURKEY — 0.39%
Turkey Government Bond
7.10%, 03/08/23	TRY	200	58,994
7.40%, 02/05/20	TRY	200	63,207
8.30%, 06/20/18	TRY	200	66,217
8.50%, 07/10/19	TRY	1,000	328,646
9.00%, 07/24/24	TRY	400	129,894
Turkey Government International Bond
5.13%, 05/18/20	EUR	50	61,015

			707,973

UNITED KINGDOM — 8.66%
LCR Finance PLC
4.50%, 12/07/28[a]	GBP	50	89,796
Transport for London
2.13%, 04/24/25[a]	GBP	100	141,537
United Kingdom Gilt
1.00%, 09/07/17[a]	GBP	750	1,005,335
1.25%, 07/22/18[a]	GBP	150	203,580
1.50%, 01/22/21[a]	GBP	50	69,977
1.50%, 07/22/26[a]	GBP	300	424,598
1.75%, 07/22/19[a]	GBP	250	347,666
1.75%, 09/07/22[a]	GBP	250	359,001
2.00%, 07/22/20[a]	GBP	620	880,978
2.00%, 09/07/25[a]	GBP	275	407,012
2.25%, 09/07/23[a]	GBP	150	223,897
2.50%, 07/22/65[a]	GBP	40	73,695
3.25%, 01/22/44[a]	GBP	250	456,880
3.50%, 01/22/45[a]	GBP	240	460,478
3.50%, 07/22/68[a]	GBP	180	423,336
3.75%, 09/07/19[a]	GBP	70	103,497
3.75%, 09/07/20[a]	GBP	400	608,767
3.75%, 09/07/21[a]	GBP	490	764,452
3.75%, 07/22/52[a]	GBP	225	490,580
4.00%, 03/07/22[a]	GBP	90	144,004
4.00%, 01/22/60[a]	GBP	210	516,293

Security	Principal or Shares (000s)		Value
4.25%, 12/07/27[a]	GBP	210	$380,307
4.25%, 06/07/32[a]	GBP	300	572,236
4.25%, 03/07/36[a]	GBP	325	641,723
4.25%, 09/07/39[a]	GBP	230	467,579
4.25%, 12/07/40[a]	GBP	185	381,497
4.25%, 12/07/46[a]	GBP	225	494,343
4.25%, 12/07/49[a]	GBP	200	458,143
4.25%, 12/07/55[a]	GBP	245	604,194
4.50%, 03/07/19[a]	GBP	165	244,549
4.50%, 09/07/34[a]	GBP	340	680,209
4.50%, 12/07/42[a]	GBP	275	599,942
4.75%, 03/07/20[a]	GBP	150	232,217
4.75%, 12/07/30[a]	GBP	165	326,039
4.75%, 12/07/38[a]	GBP	350	753,296
5.00%, 03/07/18[a]	GBP	500	716,353
8.00%, 06/07/21[a]	GBP	100	182,343

			15,930,329

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $130,466,264)			142,254,616

SHORT-TERM INVESTMENTS — 1.50%

MONEY MARKET FUNDS — 1.50%
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[c,d]		2,767	2,766,775

			2,766,775

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,766,775)			2,766,775

TOTAL INVESTMENTS IN SECURITIES — 100.89%
(Cost: $171,672,738)[e]			185,598,875
Other Assets, Less Liabilities — (0.89)%			(1,640,852)

NET ASSETS — 100.00%			$183,958,023

VRN — Variable Rate Note

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	The cost of investments for federal income tax purposes was $171,672,738. Net unrealized appreciation was $13,926,137, of which $14,529,217 represented gross unrealized appreciation on securities and $603,080 represented gross unrealized depreciation on securities.

132

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

July 31, 2016

Schedule 1 — Forward Currency Contracts

Forward currency contracts outstanding as of July 31, 2016 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
AUD	7,235,000	USD	5,439,997	WBC	08/03/2016	$58,965
CAD	3,295,000	USD	2,512,582	BNP	08/03/2016	14,184
CAD	3,295,000	USD	2,511,433	CITI	08/03/2016	15,333
CAD	3,295,000	USD	2,512,452	JPM	08/03/2016	14,314
CAD	3,295,000	USD	2,513,732	SSB	08/03/2016	13,034
CHF	380,000	USD	391,150	CSFB	08/03/2016	2,042
CZK	9,650,000	USD	397,021	CITI	08/03/2016	1,878
DKK	7,030,000	USD	1,052,947	DB	08/03/2016	4,007
EUR	89,760,000	USD	99,492,946	JPM	08/03/2016	884,938
GBP	4,085,000	USD	5,385,664	CITI	08/03/2016	38,056
GBP	4,095,000	USD	5,389,511	BBP	08/03/2016	47,486
GBP	4,095,000	USD	5,390,658	DB	08/03/2016	46,339
GBP	4,095,000	USD	5,389,430	SSB	08/03/2016	47,568
ILS	1,630,000	USD	426,423	CITI	08/03/2016	1,245
JPY	616,195,000	USD	5,991,609	UBS	08/03/2016	21,097
JPY	616,195,000	USD	5,991,201	CSFB	08/03/2016	21,505
JPY	616,195,000	USD	5,988,290	CITI	08/03/2016	24,416
JPY	616,195,000	USD	5,998,199	NSI	08/03/2016	14,507
MXN	24,700,000	USD	1,305,311	CITI	08/03/2016	12,814
NOK	4,700,000	USD	549,386	SSB	08/03/2016	8,619
NZD	800,000	USD	569,600	SSB	08/03/2016	7,333
SEK	16,890,000	USD	1,962,812	DB	08/03/2016	16,562
SGD	890,000	USD	659,308	SCB	08/03/2016	3,335
THB	35,050,000	USD	1,005,739	NSI	08/03/2016	555
TRY	1,970,000	USD	653,291	CSFB	08/03/2016	5,233
USD	2,354,994	CAD	3,045,000	HSBC	08/03/2016	19,940
USD	2,355,189	CAD	3,045,000	CSFB	08/03/2016	20,135
USD	2,355,535	CAD	3,045,000	NSI	08/03/2016	20,481
USD	462,035	CAD	600,000	CITI	08/03/2016	1,926
USD	2,355,189	CAD	3,045,000	SSB	08/03/2016	20,135
USD	5,019,536	GBP	3,730,000	WBC	08/03/2016	67,155
USD	5,002,991	GBP	3,720,000	UBS	08/03/2016	63,887
USD	5,018,044	GBP	3,730,000	DB	08/03/2016	65,663
USD	6,693,034	GBP	4,980,000	CITI	08/03/2016	81,008
USD	172,758	GBP	130,000	BNP	08/03/2016	155
USD	1,229,947	MXN	22,880,000	JPM	08/03/2016	8,948
USD	98,604	MXN	1,820,000	HSBC	08/03/2016	1,479
USD	1,192,818	MYR	4,850,000	HSBC	09/07/2016	3,902
USD	560,508	NOK	4,700,000	SSB	08/03/2016	2,503
USD	367,699	RUB	24,520,000	HSBC	09/07/2016	707
USD	1,992,791	SEK	16,890,000	SSB	08/03/2016	13,417
USD	678,468	TRY	1,970,000	UBS	08/03/2016	19,943
ZAR	11,730,000	USD	826,769	JPM	08/04/2016	19,020

						1,755,769

USD	4,827,466	AUD	6,485,000	DB	08/03/2016	(101,457)
USD	52,526	AUD	70,000	CITI	09/06/2016	(621)
USD	5,434,209	AUD	7,235,000	WBC	09/06/2016	(58,893)
USD	557,870	AUD	750,000	CITI	08/03/2016	(12,168)
USD	305,383	CAD	400,000	HSBC	08/03/2016	(1,356)
USD	15,166	CAD	20,000	BBP	09/06/2016	(174)
USD	2,514,308	CAD	3,295,000	SSB	09/06/2016	(12,987)
USD	2,769,789	CAD	3,635,000	CITI	09/06/2016	(18,288)
USD	2,513,119	CAD	3,295,000	BNP	09/06/2016	(14,176)
USD	2,512,959	CAD	3,295,000	JPM	09/06/2016	(14,335)
USD	390,655	CHF	380,000	UBS	08/03/2016	(2,536)
USD	653,057	CHF	640,000	CITI	09/06/2016	(10,348)
USD	391,837	CHF	380,000	CSFB	09/06/2016	(2,059)
USD	395,137	CZK	9,650,000	SSB	08/03/2016	(3,762)
USD	397,467	CZK	9,650,000	CITI	09/06/2016	(1,867)
USD	1,049,920	DKK	7,030,000	BNP	08/03/2016	(7,034)

133

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

July 31, 2016

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	1,054,352	DKK	7,030,000	DB	09/06/2016	$(4,038)
USD	94,915,603	EUR	85,760,000	JPM	08/03/2016	(989,113)
USD	102,917,755	EUR	92,720,000	JPM	09/06/2016	(908,300)
USD	4,448,360	EUR	4,000,000	BBP	08/03/2016	(24,808)
USD	103,942	GBP	80,000	HSBC	08/03/2016	(2,275)
USD	5,392,337	GBP	4,095,000	SSB	09/06/2016	(47,598)
USD	5,392,378	GBP	4,095,000	BBP	09/06/2016	(47,557)
USD	5,900,689	GBP	4,475,000	CITI	09/06/2016	(44,051)
USD	6,416,358	GBP	4,865,000	DB	09/06/2016	(46,471)
USD	423,385	ILS	1,630,000	CITI	08/03/2016	(4,283)
USD	499,850	ILS	1,910,000	CITI	09/06/2016	(1,546)
USD	6,261,766	JPY	642,445,000	CITI	08/03/2016	(7,082)
USD	5,920,228	JPY	607,445,000	DB	08/03/2016	(7,097)
USD	5,919,017	JPY	607,445,000	SOC	08/03/2016	(8,309)
USD	5,920,228	JPY	607,445,000	SCB	08/03/2016	(7,097)
USD	341,896	JPY	35,000,000	DB	09/06/2016	(30)
USD	6,005,097	JPY	616,195,000	NSI	09/06/2016	(14,718)
USD	6,347,473	JPY	653,065,000	CITI	09/06/2016	(32,538)
USD	5,998,538	JPY	616,195,000	UBS	09/06/2016	(21,278)
USD	5,998,287	JPY	616,195,000	CSFB	09/06/2016	(21,529)
USD	303,727	KRW	350,000,000	CITI	09/07/2016	(8,659)
USD	4,384,337	KRW	5,072,020,000	HSBC	09/07/2016	(142,604)
USD	1,300,654	MXN	24,700,000	CITI	09/06/2016	(12,840)
USD	549,422	NOK	4,700,000	SSB	09/06/2016	(8,628)
USD	567,552	NZD	800,000	SSB	08/03/2016	(9,380)
USD	70,539	NZD	100,000	CITI	09/06/2016	(1,465)
USD	568,712	NZD	800,000	SSB	09/06/2016	(7,317)
USD	1,965,942	SEK	16,890,000	DB	09/06/2016	(16,658)
USD	661,390	SGD	890,000	SSB	08/03/2016	(1,253)
USD	110,798	SGD	150,000	CITI	09/06/2016	(854)
USD	659,106	SGD	890,000	SCB	09/06/2016	(3,364)
USD	1,005,335	THB	35,050,000	NSI	09/06/2016	(272)
USD	997,084	THB	35,050,000	NSI	08/03/2016	(9,210)
USD	648,133	TRY	1,970,000	CSFB	09/06/2016	(5,229)
USD	673,961	ZAR	9,930,000	UBS	08/04/2016	(42,040)
USD	124,080	ZAR	1,800,000	HSBC	08/04/2016	(5,709)
USD	821,383	ZAR	11,730,000	JPM	09/06/2016	(18,911)

						(2,796,172)

			Net unrealized depreciation			$(1,040,403)

Counterparties:

BBP — Barclays Bank PLC Wholesale

CITI — Citibank N.A. London

CSFB — Credit Suisse First Boston

DB — Deutsche Bank AG London

HSBC — HSBC Bank PLC

JPM — JPMorgan Chase Bank N.A.

NSI — Nomura Securities International Inc.

SOC — Societe Generale

SSB — State Street Bank London

UBS — UBS AG London

WBC — Westpac Banking Corporation

Currency Abbreviations:

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

CZK — Czech Koruna

DKK — Danish Krone

EUR — Euro

GBP — British Pound

134

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

July 31, 2016

ILS — Israeli Shekel

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

RUB — New Russian Ruble

SGD — Singapore Dollar

SEK — Swedish Krona

THB — Thai Baht

TRY — Turkish Lira

USD — United States Dollar

ZAR — South African Rand

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$40,577,484	$—	$40,577,484
Foreign government obligations	—	142,254,616	—	142,254,616
Money market funds	2,766,775	—	—	2,766,775

Total	$2,766,775	$182,832,100	$—	$185,598,875

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$1,755,769	$—	$1,755,769
Liabilities:
Forward currency contracts	—	(2,796,172)	—	(2,796,172)

Total	$—	$(1,040,403)	$—	$(1,040,403)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

135

Schedule of Investments  (Unaudited)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2016

Security	Principal (000s)	Value
ASSET-BACKED SECURITIES — 0.20%
Citibank Credit Card Issuance Trust
Series 2014-A1, Class A1
2.88%, 01/23/23	$500	$530,250
Series 2014-A8, Class A8
1.73%, 04/09/20	500	505,050

TOTAL ASSET-BACKED SECURITIES (Cost: $1,025,248)		1,035,300

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.33%

MORTGAGE-BACKED SECURITIES — 1.33%
COMM Mortgage Trust
Series 2014-UBS4, Class AM
3.97%, 08/10/47	750	802,497
Series 2015-CR25, Class A4
3.76%, 08/10/48	650	720,687
Credit Suisse Commercial Mortgage Trust
Series 2007-C1, Class A3
5.38%, 02/15/40	923	929,062
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class A4
4.13%, 08/15/46[a]	1,020	1,156,004
Series 2014-C18, Class A5
4.08%, 02/15/47 (Call 02/11/24)	1,000	1,131,347
Series 2015-C29, Class A2
2.92%, 05/15/48 (Call 06/15/20)	500	523,728
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, 09/15/45[a]	73	75,618
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class A4
3.31%, 04/15/48	500	537,892
Series 2015-C23, Class A4
3.72%, 07/15/50	500	553,306
WFRBS Commercial Mortgage Trust
Series 2012-C10, Class A3
2.88%, 12/15/45	100	105,766
Series 2014-C21, Class A2
2.92%, 08/15/47	425	441,981

		6,977,888

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost: $6,704,787)		6,977,888

CORPORATE BONDS & NOTES — 34.53%

ADVERTISING — 0.03%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	50	52,275
inVentiv Health Inc.
9.00%, 01/15/18 (Call 08/29/16)[b]	50	51,500
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 02/15/17)	15	15,488
5.88%, 03/15/25 (Call 09/15/19)[c]	50	53,312

		172,575
AEROSPACE & DEFENSE — 0.37%
ADS Tactical Inc.
11.00%, 04/01/18 (Call 04/01/17)[b]	15	15,450

Security	Principal (000s)	Value
BAE Systems Holdings Inc.
3.80%, 10/07/24[b]	$100	$106,056
Boeing Co. (The)
2.25%, 06/15/26 (Call 03/15/26)	25	25,262
5.88%, 02/15/40	100	139,889
Embraer Netherlands Finance BV
5.05%, 06/15/25	50	50,312
Embraer Overseas Ltd.
5.70%, 09/16/23[b]	25	26,344
KLX Inc.
5.88%, 12/01/22 (Call 12/01/17)[b],c	50	50,625
Kratos Defense & Security Solutions Inc.
7.00%, 05/15/19 (Call 08/29/16)	36	30,600
LMI Aerospace Inc.
7.38%, 07/15/19 (Call 01/15/17)	30	30,525
Lockheed Martin Corp.
3.35%, 09/15/21	200	214,987
3.80%, 03/01/45 (Call 09/01/44)	100	105,717
4.70%, 05/15/46 (Call 11/15/45)	50	60,735
Northrop Grumman Corp.
3.25%, 08/01/23	25	26,932
4.75%, 06/01/43	75	91,534
Raytheon Co.
3.13%, 10/15/20	175	186,832
Rockwell Collins Inc.
3.70%, 12/15/23 (Call 09/15/23)	25	27,531
TransDigm Inc.
5.50%, 10/15/20 (Call 08/29/16)	15	15,375
6.00%, 07/15/22 (Call 07/15/17)[c]	100	103,202
6.38%, 06/15/26 (Call 06/15/21)[b]	25	25,687
Triumph Group Inc.
4.88%, 04/01/21 (Call 04/01/17)[c]	25	23,969
United Technologies Corp.
3.10%, 06/01/22	225	240,465
4.50%, 06/01/42	275	325,181

		1,923,210
AGRICULTURE — 0.30%
Alliance One International Inc.
9.88%, 07/15/21 (Call 07/15/17)[c]	10	8,800
Altria Group Inc.
4.00%, 01/31/24	50	56,340
4.75%, 05/05/21	100	114,575
5.38%, 01/31/44	100	131,256
Archer-Daniels-Midland Co.
4.54%, 03/26/42	50	59,191
BAT International Finance PLC
3.95%, 06/15/25[b,c]	150	169,175
Bunge Ltd. Finance Corp.
3.50%, 11/24/20 (Call 10/24/20)[c]	90	94,028
Cargill Inc.
4.31%, 05/14/21[b]	100	110,572
Lowe’s Companies Inc.
3.13%, 09/15/24 (Call 06/15/24)	75	80,726
Philip Morris International Inc.
3.25%, 11/10/24	25	27,017
4.25%, 11/10/44	200	227,199
5.65%, 05/16/18	225	243,309

136

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2016

Security	Principal (000s)	Value
Reynolds American Inc.
2.30%, 06/12/18	$100	$101,719
4.45%, 06/12/25 (Call 03/12/25)	35	39,625
5.85%, 08/15/45 (Call 02/15/45)	100	131,947

		1,595,479
AIRLINES — 0.14%
Air Canada
7.75%, 04/15/21[b]	25	26,125
8.75%, 04/01/20 (Call 04/01/17)[b]	26	27,755
Air Canada 2015-1 Pass Through Trust Class A
3.60%, 09/15/28[b]	98	101,759
Allegiant Travel Co.
5.50%, 07/15/19	33	34,568
American Airlines 2013-2 Pass Through Trust Class A
4.95%, 07/15/24	160	175,006
American Airlines Group Inc.
5.50%, 10/01/19[b]	50	51,000
Delta Air Lines Inc. 2015-1 Pass Through Trust Class AA
3.63%, 01/30/29	74	79,763
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	105	108,185
U.S. Airways 2013-1 Pass Through Trust
3.95%, 05/15/27	22	22,932
United Airlines 2015-1 Pass Through Trust Class AA
3.45%, 06/01/29	100	106,625
Virgin Australia Holdings Ltd.
8.50%, 11/15/19[b]	25	26,125

		759,843
APPAREL — 0.05%
Levi Strauss & Co.
5.00%, 05/01/25 (Call 05/01/20)[c]	25	25,563
6.88%, 05/01/22 (Call 05/01/17)	25	26,562
NIKE Inc.
3.88%, 11/01/45 (Call 05/01/45)	70	79,703
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)	100	103,800
Wolverine World Wide Inc.
6.13%, 10/15/20 (Call 10/15/16)	49	50,715

		286,343
AUTO MANUFACTURERS — 0.45%
American Honda Finance Corp.
1.70%, 02/22/19[c]	25	25,321
2.13%, 10/10/18	200	204,153
2.45%, 09/24/20	100	103,677
Daimler Finance North America LLC
3.25%, 08/01/24[b]	150	158,549
8.50%, 01/18/31	23	37,907
Ford Motor Co.
4.75%, 01/15/43[c]	100	110,275
7.45%, 07/16/31	25	34,538
Ford Motor Credit Co. LLC
3.20%, 01/15/21	300	309,938
General Motors Co.
4.88%, 10/02/23	25	27,313

Security	Principal (000s)	Value
5.00%, 04/01/35	$100	$104,850
5.20%, 04/01/45	50	54,417
General Motors Financial Co. Inc.
3.10%, 01/15/19[c]	140	142,964
3.70%, 11/24/20 (Call 10/24/20)	135	139,916
4.30%, 07/13/25 (Call 04/13/25)	100	105,504
4.75%, 08/15/17	50	51,583
Hyundai Capital America
2.60%, 03/19/20[d]	100	102,129
Navistar International Corp.
8.25%, 11/01/21 (Call 08/29/16)	50	37,000
PACCAR Financial Corp.
1.40%, 05/18/18	100	100,421
Toyota Motor Credit Corp.
1.45%, 01/12/18	50	50,314
1.70%, 02/19/19	100	101,228
2.10%, 01/17/19	350	357,537

		2,359,534
AUTO PARTS & EQUIPMENT — 0.13%
Accuride Corp.
9.50%, 08/01/18 (Call 08/29/16)[c]	25	23,813
American Axle & Manufacturing Inc.
7.75%, 11/15/19	27	30,443
BorgWarner Inc.
3.38%, 03/15/25 (Call 12/15/24)[c]	30	30,919
Dana Holding Corp.
5.38%, 09/15/21 (Call 09/15/16)[c]	50	51,968
Delphi Automotive PLC
4.25%, 01/15/26 (Call 10/15/25)[c]	100	109,494
Goodyear Tire & Rubber Co. (The)
7.00%, 05/15/22 (Call 05/15/17)	40	42,950
Johnson Controls Inc.
3.63%, 07/02/24 (Call 04/02/24)	50	53,224
Lear Corp.
5.25%, 01/15/25 (Call 01/15/20)	50	53,375
Magna International Inc.
4.15%, 10/01/25 (Call 07/01/25)	50	55,256
MPG Holdco I Inc.
7.38%, 10/15/22 (Call 10/15/17)	50	51,250
Tenneco Inc.
5.00%, 07/15/26 (Call 07/15/21)	25	25,563
ZF North America Capital Inc.
4.50%, 04/29/22[b]	150	155,625

		683,880
BANKS — 7.32%
ABN AMRO Bank NV
4.75%, 07/28/25[b]	200	209,602
ADCB Finance Cayman Ltd.
3.00%, 03/04/19[d]	200	204,290
Agricultural Bank of China Ltd./New York
2.75%, 05/21/20	250	256,147
Alfa Bank OJSC Via Alfa Bond Issuance PLC
7.88%, 09/25/17[d]	175	185,500
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 06/13/19	275	280,303

137

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2016

Security	Principal (000s)	Value
Banco Bradesco SA/Cayman Islands
5.75%, 03/01/22[d]	$200	$210,000
Banco de Credito del Peru
4.25%, 04/01/23[d]	200	215,520
Banco do Brasil SA/Cayman Islands
5.88%, 01/26/22[d]	200	200,750
Bancolombia SA
5.13%, 09/11/22	200	206,500
Bangkok Bank PCL/Hong Kong
3.30%, 10/03/18[d]	200	206,254
Bank Nederlandse Gemeenten NV
1.13%, 05/25/18[b]	250	250,746
2.38%, 03/16/26[b]	250	263,198
Bank of America Corp.
2.00%, 01/11/18	250	251,734
2.63%, 10/19/20	100	102,061
2.63%, 04/19/21	300	305,796
3.30%, 01/11/23	100	104,073
3.50%, 04/19/26	250	260,910
3.88%, 08/01/25	200	214,382
4.00%, 04/01/24	75	80,745
4.00%, 01/22/25	300	310,270
4.88%, 04/01/44	250	292,463
Bank of America N.A.
2.05%, 12/07/18[c]	400	405,686
Bank of China Ltd./Hong Kong
3.13%, 01/23/19[d]	200	206,099
Bank of Communications Co. Ltd. VRN, (5 year CMT + 2.850%)
4.50%, 10/03/24 (Call 10/03/19)[d]	200	207,857
Bank of Montreal
2.38%, 01/25/19 (Call 12/25/18)	200	204,830
Bank of New York Mellon Corp. (The)
2.20%, 03/04/19 (Call 02/02/19)	250	255,528
2.20%, 05/15/19 (Call 04/15/19)	25	25,570
2.60%, 08/17/20 (Call 07/17/20)	130	134,965
3.65%, 02/04/24 (Call 01/05/24)	25	27,420
Series G
2.15%, 02/24/20 (Call 01/24/20)	25	25,574
Bank of Nova Scotia (The)
1.38%, 12/18/17 (Call 11/18/17)	75	75,205
1.70%, 06/11/18 (Call 05/11/18)	50	50,348
2.35%, 10/21/20	200	204,851
2.45%, 03/22/21	25	25,696
4.50%, 12/16/25	50	52,984
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
1.45%, 09/08/17[b]	200	200,104
Barclays Bank PLC
6.05%, 12/04/17[b]	100	104,517
Barclays PLC
2.88%, 06/08/20	400	400,917
4.38%, 01/12/26	200	206,979
BB&T Corp.
2.25%, 02/01/19 (Call 01/02/19)	225	230,026
2.63%, 06/29/20 (Call 05/29/20)	100	103,824
BBVA Bancomer SA/Texas
6.50%, 03/10/21[d]	150	166,125
BNP Paribas SA
2.40%, 12/12/18	100	102,006
3.25%, 03/03/23	25	26,196
VRN, (3 mo. LIBOR US + 1.290%)
7.20%, 12/31/49 (Call 06/25/37)[b,c]	100	110,737

Security	Principal (000s)	Value
BPCE SA
4.00%, 04/15/24[c]	$250	$274,674
Caixa Economica Federal
4.50%, 10/03/18[d]	150	151,650
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	55	55,859
4.20%, 10/29/25 (Call 09/29/25)	35	36,462
Capital One N.A./Mclean VA
2.40%, 09/05/19 (Call 08/05/19)	300	304,906
China Development Bank Corp.
2.50%, 10/09/20[d]	200	204,725
CIT Group Inc.
3.88%, 02/19/19[c]	50	51,000
4.25%, 08/15/17	50	50,962
5.00%, 08/15/22	50	52,625
5.25%, 03/15/18[c]	50	52,000
5.50%, 02/15/19[b,c]	50	53,000
Citigroup Inc.
1.70%, 04/27/18	200	200,640
2.05%, 12/07/18	250	252,453
2.40%, 02/18/20	200	203,543
3.88%, 03/26/25	100	102,707
4.00%, 08/05/24[c]	200	208,938
4.45%, 09/29/27	100	104,943
4.60%, 03/09/26	250	268,480
4.65%, 07/30/45	100	113,537
5.30%, 05/06/44	150	169,181
Citizens Financial Group Inc.
4.35%, 08/01/25 (Call 07/01/25)	100	106,000
Commonwealth Bank of Australia/New York NY
2.25%, 03/13/19	250	254,732
Cooperatieve Rabobank UA
3.88%, 02/08/22	200	218,069
4.38%, 08/04/25	250	263,630
Cooperatieve Rabobank UA/NY
2.25%, 01/14/20	250	255,172
Credit Agricole SA
VRN, (3 mo. LIBOR US + 6.982%)
8.38%, 10/29/49 (Call 10/13/19)[b]	100	112,832
Credit Agricole SA/London
2.63%, 10/03/18[b]	250	255,599
Credit Suisse AG/New York NY
1.70%, 04/27/18	250	249,945
3.63%, 09/09/24	250	260,084
Credit Suisse Group Funding Guernsey Ltd.
3.13%, 12/10/20	250	250,945
Deutsche Bank AG
VRN, (5 year USD Swap + 2.248%)
4.30%, 05/24/28 (Call 05/24/23)	200	175,956
Deutsche Bank AG/London
2.50%, 02/13/19	300	298,836
Fifth Third Bancorp.
4.30%, 01/16/24 (Call 12/16/23)	25	27,035
Fifth Third Bank/Cincinnati OH
3.85%, 03/15/26 (Call 02/15/26)	200	213,000
Goldman Sachs Group Inc. (The)
2.63%, 01/31/19	250	256,068
2.63%, 04/25/21 (Call 03/25/21)	50	50,887
2.75%, 09/15/20 (Call 08/15/20)[c]	30	30,715
3.75%, 02/25/26 (Call 11/25/25)	30	31,795
4.00%, 03/03/24	200	216,458

138

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2016

Security	Principal (000s)	Value
4.80%, 07/08/44 (Call 01/08/44)	$250	$281,361
5.15%, 05/22/45	300	326,717
6.15%, 04/01/18	500	537,407
6.25%, 02/01/41	25	33,076
HSBC Holdings PLC
4.30%, 03/08/26	400	428,627
5.10%, 04/05/21	375	414,613
6.10%, 01/14/42	50	67,461
6.80%, 06/01/38	112	146,836
HSBC USA Inc.
1.70%, 03/05/18	300	300,175
3.50%, 06/23/24	100	104,140
Huntington National Bank (The)
2.88%, 08/20/20 (Call 07/20/20)	250	258,006
ICICI Bank Ltd./Dubai
3.50%, 03/18/20[d]	200	205,776
Industrial & Commercial Bank of China Ltd./Dubai
2.63%, 05/26/20[d]	200	202,439
Industrial & Commercial Bank of China Ltd./Singapore
2.50%, 11/21/17[d]	200	201,845
ING Bank NV
2.00%, 11/26/18[b]	200	202,074
2.50%, 10/01/19[b]	250	256,380
Itau Unibanco Holding SA/Cayman Islands
6.20%, 12/21/21[d]	200	212,374
JPMorgan Chase & Co.
2.25%, 01/23/20 (Call 12/23/19)	150	152,406
2.55%, 03/01/21 (Call 02/01/21)[c]	300	307,442
3.13%, 01/23/25 (Call 10/23/24)	500	514,139
3.25%, 09/23/22	200	210,459
3.30%, 04/01/26 (Call 01/01/26)	250	259,882
4.25%, 10/15/20	400	435,761
4.95%, 06/01/45	50	57,246
6.40%, 05/15/38	250	347,129
Series H
1.70%, 03/01/18 (Call 02/01/18)	100	100,604
Kazkommertsbank JSC
5.50%, 12/21/22 (Call 08/29/16)[d]	100	67,830
KfW
0.00%, 06/29/37	100	59,049
0.88%, 11/16/17[d]	500	500,400
1.13%, 11/16/18	150	150,795
1.50%, 04/20/20	950	963,554
1.75%, 10/15/19	100	102,239
1.88%, 04/01/19	50	51,217
2.00%, 05/02/25	100	103,312
2.13%, 01/17/23	400	417,237
Series G
4.38%, 03/15/18	150	158,520
Korea Development Bank (The)
3.00%, 09/14/22	200	211,295
Landwirtschaftliche Rentenbank
2.38%, 03/24/21[d]	220	230,893
2.38%, 06/10/25	100	106,306
Lloyds Bank PLC
2.70%, 08/17/20	250	256,753

Security	Principal (000s)	Value
Lloyds Banking Group PLC
4.50%, 11/04/24	$200	$207,262
Macquarie Bank Ltd.
2.60%, 06/24/19[b]	350	356,545
Mitsubishi UFJ Financial Group Inc.
3.85%, 03/01/26	200	219,320
Mitsubishi UFJ Trust & Banking Corp.
2.65%, 10/19/20[b]	250	256,891
Mizuho Financial Group Inc.
4.35%, 10/20/25[b]	250	274,872
Morgan Stanley
1.88%, 01/05/18	100	100,510
2.50%, 04/21/21	50	50,666
2.65%, 01/27/20	525	538,209
2.80%, 06/16/20	95	97,743
4.30%, 01/27/45	100	107,939
4.88%, 11/01/22	400	439,297
6.38%, 07/24/42	115	159,128
7.25%, 04/01/32	125	173,930
National Australia Bank Ltd./New York
2.63%, 07/23/20	400	412,749
National Bank of Canada
2.10%, 12/14/18	500	506,225
Nederlandse Waterschapsbank NV
1.25%, 01/16/18[b]	200	200,841
Nordea Bank AB
1.63%, 05/15/18[b]	400	402,211
Oesterreichische Kontrollbank AG
1.13%, 05/29/18	100	100,414
2.38%, 10/01/21	250	262,763
PNC Bank N.A.
2.20%, 01/28/19 (Call 12/29/18)[c,e]	500	510,299
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22[e,f]	25	25,906
QNB Finance Ltd.
2.75%, 10/31/18[d]	200	203,000
RBC USA Holdco Corp.
5.25%, 09/15/20	25	28,219
Regions Bank/Birmingham AL
2.25%, 09/14/18 (Call 08/14/18)	250	251,428
Royal Bank of Canada
2.00%, 12/10/18	150	152,281
2.35%, 10/30/20	150	154,156
2.50%, 01/19/21	100	103,291
Royal Bank of Scotland Group PLC
4.70%, 07/03/18	9	9,239
6.00%, 12/19/23	50	52,397
6.10%, 06/10/23	50	52,507
VRN, (3 mo. LIBOR US + 2.320%)
7.64%, 12/31/49 (Call 09/30/17)[c]	100	95,500
VRN, (3 mo. LIBOR US + 2.500%)
7.65%, 12/31/49 (Call 09/30/31)	65	76,212
Russian Agricultural Bank OJSC Via RSHB Capital SA
5.30%, 12/27/17[d]	200	205,580

139

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2016

Security	Principal (000s)	Value
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	$100	$100,064
4.50%, 07/17/25 (Call 04/17/25)	25	26,083
Santander UK Group Holdings PLC
2.88%, 10/16/20	25	25,241
Santander UK PLC
4.00%, 03/13/24	200	217,370
Sberbank of Russia Via SB Capital SA
5.13%, 10/29/22[d]	200	201,700
Skandinaviska Enskilda Banken AB
2.63%, 11/17/20[b]	250	258,559
Societe Generale SA
2.63%, 09/16/20[b]	250	258,296
Standard Chartered PLC
3.05%, 01/15/21[b]	400	409,174
VRN, (3 mo. LIBOR US + 1.460%)
7.01%, 07/29/49 (Call 07/30/37)[b]	100	106,500
State Bank of India/London
3.62%, 04/17/19[d]	200	207,132
State Street Corp.
1.35%, 05/15/18[c]	25	25,083
3.55%, 08/18/25	60	65,842
3.70%, 11/20/23	100	110,357
Sumitomo Mitsui Financial Group Inc.
2.93%, 03/09/21	250	260,432
Svenska Handelsbanken AB
2.40%, 10/01/20	250	257,097
Swedbank AB
2.20%, 03/04/20[b,c]	200	203,586
Toronto-Dominion Bank (The)
1.63%, 03/13/18	300	302,071
1.80%, 07/13/21	100	100,136
2.25%, 11/05/19	25	25,531
2.50%, 12/14/20	50	51,610
Turkiye Is Bankasi
5.00%, 04/30/20[d]	200	198,181
Turkiye Vakiflar Bankasi TAO VRN, (5 year USD Swap + 5.439%)
6.88%, 02/03/25 (Call 02/03/20)[d]	200	196,150
U.S. Bancorp.
1.95%, 11/15/18 (Call 10/15/18)	325	330,414
2.20%, 04/25/19 (Call 03/25/19)	25	25,598
UBS AG/Stamford CT
2.38%, 08/14/19	250	256,024
UBS Group Funding Jersey Ltd.
2.95%, 09/24/20[b]	220	226,371
Vnesheconombank Via VEB Finance PLC
4.22%, 11/21/18[d]	200	202,849
VTB Bank OJSC Via VTB Capital SA
6.32%, 02/22/18[d]	200	210,000
Wells Fargo & Co.
2.10%, 07/26/21	100	100,609
2.50%, 03/04/21	50	51,288
2.55%, 12/07/20	100	102,864
3.00%, 04/22/26	100	102,557
3.30%, 09/09/24	380	401,915
3.50%, 03/08/22	100	107,356

Security	Principal (000s)	Value
3.55%, 09/29/25	$100	$107,452
4.90%, 11/17/45	200	225,677
5.61%, 01/15/44[c]	225	276,710
5.63%, 12/11/17	250	265,018
Westpac Banking Corp.
1.60%, 01/12/18[c]	100	100,411
2.00%, 08/14/17	50	50,404
2.30%, 05/26/20[c]	100	102,279
2.60%, 11/23/20	150	155,136
Yapi ve Kredi Bankasi AS
5.13%, 10/22/19[d]	200	199,780

		38,543,543
BEVERAGES — 0.70%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	100	102,249
2.65%, 02/01/21 (Call 01/01/21)[c]	400	414,528
3.65%, 02/01/26 (Call 11/01/25)	200	214,128
3.70%, 02/01/24	150	163,322
4.00%, 01/17/43	50	53,578
4.63%, 02/01/44	200	234,080
4.90%, 02/01/46 (Call 08/01/45)	325	397,362
Beam Suntory Inc.
3.25%, 05/15/22 (Call 02/15/22)	50	50,809
Coca-Cola Bottling Co. Consolidated
3.80%, 11/25/25 (Call 08/25/25)	25	26,867
Coca-Cola Co. (The)
1.38%, 05/30/19	25	25,240
1.65%, 11/01/18	100	101,751
1.88%, 10/27/20	25	25,621
2.88%, 10/27/25	100	106,571
3.20%, 11/01/23	100	108,629
Constellation Brands Inc.
4.25%, 05/01/23[c]	100	106,000
Cott Beverages Inc.
6.75%, 01/01/20 (Call 01/01/17)[c]	50	52,437
Diageo Capital PLC
1.13%, 04/29/18	50	49,968
2.63%, 04/29/23 (Call 01/29/23)	200	208,334
Dr Pepper Snapple Group Inc.
3.20%, 11/15/21 (Call 08/15/21)	50	52,909
3.40%, 11/15/25 (Call 08/15/25)[c]	35	37,508
Heineken NV
1.40%, 10/01/17[b]	50	50,275
Molson Coors Brewing Co.
3.00%, 07/15/26 (Call 04/15/26)	40	40,816
PepsiCo Inc.
2.15%, 10/14/20 (Call 09/14/20)	550	566,204
2.25%, 01/07/19 (Call 12/07/18)	50	51,473
3.60%, 03/01/24 (Call 12/01/23)	50	55,399
4.45%, 04/14/46 (Call 10/14/45)	25	29,943
5.50%, 01/15/40[c]	100	133,183
SABMiller Holdings Inc.
3.75%, 01/15/22[b]	200	217,204

		3,676,388
BIOTECHNOLOGY — 0.30%
AMAG Pharmaceuticals Inc.
7.88%, 09/01/23 (Call 09/01/18)[b]	25	24,212

140

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2016

Security	Principal (000s)	Value
Amgen Inc.
3.13%, 05/01/25 (Call 02/01/25)	$100	$105,631
3.63%, 05/15/22 (Call 02/15/22)	50	54,155
4.40%, 05/01/45 (Call 11/01/44)	100	108,343
4.66%, 06/15/51 (Call 12/15/50)[b]	173	187,851
4.95%, 10/01/41	25	28,361
Biogen Inc.
4.05%, 09/15/25 (Call 06/15/25)	140	153,560
Celgene Corp.
2.88%, 08/15/20	200	207,694
3.88%, 08/15/25 (Call 05/15/25)	100	108,496
4.63%, 05/15/44 (Call 11/15/43)	75	80,920
Concordia International Corp.
7.00%, 04/15/23 (Call 04/15/18)[b,c]	25	20,625
9.50%, 10/21/22 (Call 12/15/18)[b,c]	25	22,813
Gilead Sciences Inc.
2.55%, 09/01/20	75	78,013
3.50%, 02/01/25 (Call 11/01/24)	100	107,732
4.50%, 02/01/45 (Call 08/01/44)	275	307,531

		1,595,937
BUILDING MATERIALS — 0.19%
Associated Materials LLC/AMH New Finance Inc.
9.13%, 11/01/17 (Call 08/29/16)	25	23,375
Builders FirstSource Inc.
7.63%, 06/01/21 (Call 08/29/16)[b]	22	23,320
10.75%, 08/15/23 (Call 08/15/18)[b]	25	27,750
Cemex Finance LLC
9.38%, 10/12/22 (Call 10/12/17)[d]	200	220,750
Cemex SAB de CV
6.50%, 12/10/19	200	215,000
Griffon Corp.
5.25%, 03/01/22 (Call 03/01/17)	25	25,031
Holcim U.S. Finance Sarl & Cie. SCS
6.00%, 12/30/19[b]	100	111,948
Masco Corp.
3.50%, 04/01/21 (Call 03/01/21)	50	51,939
4.45%, 04/01/25 (Call 01/01/25)	75	79,687
Standard Industries Inc./NJ
5.38%, 11/15/24 (Call 11/15/19)[b]	50	52,437
6.00%, 10/15/25 (Call 10/15/20)[b]	25	27,063
Summit Materials LLC/Summit Materials Finance Corp.
6.13%, 07/15/23 (Call 07/15/18)[c]	25	25,188
USG Corp.
9.50%, 01/15/18	50	54,750
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)	50	53,625

		991,863
CHEMICALS — 0.57%
Agrium Inc.
5.25%, 01/15/45 (Call 07/15/44)	100	110,346
Ashland Inc.
4.75%, 08/15/22 (Call 05/15/22)[c]	25	25,937
Blue Cube Spinco Inc.
9.75%, 10/15/23 (Call 10/15/20)[b]	50	57,125

Security	Principal (000s)	Value
Braskem Finance Ltd.
5.75%, 04/15/21[d]	$200	$208,000
Celanese U.S. Holdings LLC
5.88%, 06/15/21[c]	50	57,000
CF Industries Inc.
3.45%, 06/01/23[c]	25	25,137
5.38%, 03/15/44	25	24,421
6.88%, 05/01/18	100	108,280
Chemours Co. (The)
6.63%, 05/15/23 (Call 05/15/18)	50	43,125
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	175	181,557
3.50%, 10/01/24 (Call 07/01/24)	25	26,621
4.38%, 11/15/42 (Call 05/15/42)	25	25,807
5.25%, 11/15/41 (Call 05/15/41)	65	73,397
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	25	26,472
3.80%, 03/15/25 (Call 12/15/24)	100	105,816
Ecolab Inc.
3.25%, 01/14/23 (Call 11/14/22)	200	210,618
EI du Pont de Nemours & Co.
4.15%, 02/15/43	50	51,892
4.63%, 01/15/20	50	55,098
6.00%, 07/15/18	125	136,403
Hexion Inc.
6.63%, 04/15/20 (Call 08/29/16)	50	42,250
8.88%, 02/01/18 (Call 08/29/16)	50	44,625
Huntsman International LLC
5.13%, 11/15/22 (Call 08/15/22)	50	50,750
INEOS Group Holdings SA
5.63%, 08/01/24 (Call 08/01/19)[b]	200	197,500
LYB International Finance BV
4.00%, 07/15/23	100	108,795
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	100	97,982
Mexichem SAB de CV
5.88%, 09/17/44[d]	200	197,190
Monsanto Co.
4.20%, 07/15/34 (Call 01/15/34)	150	152,056
Mosaic Co. (The)
5.63%, 11/15/43 (Call 05/15/43)	25	27,849
Platform Specialty Products Corp.
6.50%, 02/01/22 (Call 02/01/18)[b,c]	25	21,687
10.38%, 05/01/21 (Call 05/01/18)[b]	50	50,250
Potash Corp. of Saskatchewan Inc.
3.00%, 04/01/25 (Call 01/01/25)[c]	100	101,799
PPG Industries Inc.
3.60%, 11/15/20	25	26,550
Praxair Inc.
2.65%, 02/05/25 (Call 11/05/24)	250	260,207
TPC Group Inc.
8.75%, 12/15/20 (Call 12/15/16)[b,c]	25	19,875
Tronox Finance LLC
7.50%, 03/15/22 (Call 03/15/18)[b]	50	39,687

		2,992,104

141

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2016

Security	Principal (000s)	Value
COAL — 0.01%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
8.50%, 12/15/19 (Call 08/29/16)	$25	$15,000
CONSOL Energy Inc.
5.88%, 04/15/22 (Call 04/15/17)	50	45,625

		60,625
COMMERCIAL SERVICES — 0.43%
Acosta Inc.
7.75%, 10/01/22 (Call 10/01/17)[b]	25	22,875
ADT Corp. (The)
3.50%, 07/15/22[c]	100	93,875
6.25%, 10/15/21	25	27,281
Ahern Rentals Inc.
7.38%, 05/15/23 (Call 05/15/18)[b]	25	17,625
Ancestry.com Holdings LLC
9.63% (10.38% PIK), 10/15/18 (Call 08/29/16)[b,g]	25	25,500
APX Group Inc.
6.38%, 12/01/19 (Call 08/29/16)	50	51,250
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	40	41,601
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.13%, 06/01/22 (Call 06/01/17)[b,c]	25	24,531
5.25%, 03/15/25 (Call 03/15/20)[b]	25	23,563
Block Financial LLC
5.25%, 10/01/25 (Call 07/01/25)	50	53,452
Cenveo Corp.
6.00%, 08/01/19 (Call 02/01/19)[b]	25	21,750
Ceridian HCM Holding Inc.
11.00%, 03/15/21 (Call 08/29/16)[b,c]	25	25,250
DP World Ltd.
6.85%, 07/02/37[b]	100	115,000
Envision Healthcare Corp.
5.13%, 07/01/22 (Call 07/01/17)[b]	20	20,350
ERAC USA Finance LLC
3.80%, 11/01/25 (Call 08/01/25)[b]	50	53,707
6.38%, 10/15/17[b]	50	52,854
7.00%, 10/15/37[b]	100	139,164
Great Lakes Dredge & Dock Corp.
7.38%, 02/01/19 (Call 08/29/16)	27	26,190
H&E Equipment Services Inc.
7.00%, 09/01/22 (Call 09/01/17)[c]	15	15,638
Harland Clarke Holdings Corp.
6.88%, 03/01/20 (Call 03/01/17)[b]	25	24,031
9.25%, 03/01/21 (Call 03/01/17)[b]	25	21,156
9.75%, 08/01/18 (Call 08/29/16)[b]	25	25,656
Herc Rentals Inc.
7.50%, 06/01/22 (Call 06/01/19)[b]	50	50,625
Hertz Corp. (The)
6.75%, 04/15/19 (Call 08/29/16)[c]	100	101,750
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)[c]	50	51,360

Security	Principal (000s)	Value
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.38%, 08/01/23 (Call 08/01/18)[b]	$50	$53,040
Johns Hopkins University Series 2013
4.08%, 07/01/53	25	28,814
Laureate Education Inc.
9.25%, 09/01/19 (Call 08/29/16)[b]	50	44,875
Leidos Inc.
5.50%, 07/01/33	25	20,789
Massachusetts Institute of Technology
4.68%, 07/01/14	160	196,572
MasterCard Inc.
2.00%, 04/01/19	100	102,174
Monitronics International Inc.
9.13%, 04/01/20 (Call 08/29/16)	25	22,047
NES Rentals Holdings Inc.
7.88%, 05/01/18 (Call 08/29/16)[b]	25	24,375
Northwestern University
3.87%, 12/01/48	25	29,255
President and Fellows of Harvard College
3.62%, 10/01/37	15	16,979
Prime Security Services Borrower LLC/Prime Finance Inc.
9.25%, 05/15/23 (Call 05/15/19)[b]	45	48,038
RR Donnelley & Sons Co.
7.88%, 03/15/21	50	54,250
S&P Global Inc.
4.40%, 02/15/26[c]	100	112,419
Service Corp. International/U.S.
5.38%, 01/15/22 (Call 07/15/17)[c]	75	78,750
Team Health Inc.
7.25%, 12/15/23 (Call 12/15/18)[b,c]	25	27,250
United Rentals North America Inc.
4.63%, 07/15/23 (Call 07/15/18)[c]	50	51,000
5.75%, 11/15/24 (Call 05/15/19)[c]	50	51,875
5.88%, 09/15/26 (Call 09/15/21)	25	25,969
7.63%, 04/15/22 (Call 04/15/17)	50	53,409
University of Notre Dame du Lac Series 2015
3.44%, 02/15/45	20	21,775
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	50	52,765

		2,242,454
COMPUTERS — 0.65%
Apple Inc.
1.00%, 05/03/18	10	10,017
2.00%, 05/06/20	140	143,529
2.10%, 05/06/19	250	256,860
2.25%, 02/23/21 (Call 01/23/21)	500	515,716
2.50%, 02/09/25	100	101,703
3.45%, 02/09/45	250	236,961
3.85%, 05/04/43	25	25,422

142

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2016

Security	Principal (000s)	Value
Dell Inc.
5.88%, 06/15/19	$100	$107,088
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
4.42%, 06/15/21 (Call 05/15/21)[b]	125	130,580
5.88%, 06/15/21 (Call 06/15/18)[b]	25	26,125
6.02%, 06/15/26 (Call 03/15/26)[b]	95	101,658
7.13%, 06/15/24 (Call 06/15/19)[b,c]	50	53,799
8.35%, 07/15/46 (Call 01/15/46)[b]	100	114,227
Diebold Inc.
8.50%, 04/15/24 (Call 04/15/19)[b,c]	45	45,056
EMC Corp.
3.38%, 06/01/23 (Call 03/01/23)[c]	100	95,000
Hewlett Packard Enterprise Co.
2.45%, 10/05/17[b]	50	50,545
2.85%, 10/05/18[b]	150	153,858
4.40%, 10/15/22 (Call 08/15/22)[b]	100	107,959
4.90%, 10/15/25 (Call 07/15/25)[b]	25	26,277
6.35%, 10/15/45 (Call 04/15/45)[b]	115	115,909
HP Inc.
4.38%, 09/15/21[c]	100	107,905
6.00%, 09/15/41	50	49,425
International Business Machines Corp.
1.63%, 05/15/20	200	202,385
3.38%, 08/01/23	100	108,334
3.63%, 02/12/24[c]	100	109,628
4.00%, 06/20/42	100	107,589
8.38%, 11/01/19	25	30,512
NCR Corp.
5.00%, 07/15/22 (Call 07/15/17)	40	40,100
6.38%, 12/15/23 (Call 12/15/18)[c]	25	25,875
Seagate HDD Cayman
4.75%, 06/01/23[c]	100	92,750
Western Digital Corp.
10.50%, 04/01/24 (Call 04/01/19)[b]	100	112,625

		3,405,417
COSMETICS & PERSONAL CARE — 0.10%
Avon Products Inc.
6.50%, 03/01/19	50	49,000
6.75%, 03/15/23	25	19,469
Colgate-Palmolive Co.
0.90%, 05/01/18	50	50,119
4.00%, 08/15/45	50	59,223
Estee Lauder Companies Inc. (The)
4.38%, 06/15/45 (Call 12/15/44)	50	59,447
Procter & Gamble Co. (The)
4.70%, 02/15/19	175	190,918
5.55%, 03/05/37[c]	50	70,539
Revlon Escrow Corp.
6.25%, 08/01/24 (Call 08/01/19)[b]	50	50,625

		549,340
DISTRIBUTION & WHOLESALE — 0.04%
American Builders & Contractors Supply Co. Inc.
5.75%, 12/15/23 (Call 12/15/18)[b,c]	25	26,313

Security	Principal (000s)	Value
American Tire Distributors Inc.
10.25%, 03/01/22 (Call 03/01/18)[b]	$25	$22,969
HD Supply Inc.
7.50%, 07/15/20 (Call 10/15/16)[c]	50	52,250
LKQ Corp.
4.75%, 05/15/23 (Call 05/15/18)	50	50,125
Univar USA Inc.
6.75%, 07/15/23 (Call 07/15/18)[b,c]	25	25,752
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	25	26,762

		204,171
DIVERSIFIED FINANCIAL SERVICES — 1.25%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
4.50%, 05/15/21[c]	150	159,562
Air Lease Corp.
2.63%, 09/04/18 (Call 08/04/18)	100	101,003
Aircastle Ltd.
5.00%, 04/01/23[c]	50	52,440
5.13%, 03/15/21[c]	40	42,700
6.25%, 12/01/19	50	55,125
Ally Financial Inc.
3.25%, 02/13/18	50	50,500
3.75%, 11/18/19[c]	50	50,813
4.13%, 02/13/22[c]	50	50,813
4.25%, 04/15/21[c]	25	25,531
4.63%, 05/19/22[c]	25	25,832
4.75%, 09/10/18	50	51,750
5.13%, 09/30/24[c]	50	53,187
5.75%, 11/20/25 (Call 10/20/25)[c]	25	26,031
8.00%, 03/15/20	25	28,688
8.00%, 11/01/31	40	48,700
American Express Co.
3.63%, 12/05/24 (Call 11/04/24)	100	104,473
4.05%, 12/03/42	50	52,587
American Express Credit Corp.
2.25%, 05/05/21 (Call 04/04/21)	250	254,669
Ameriprise Financial Inc.
3.70%, 10/15/24	150	161,439
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/45[b]	25	26,165
5.00%, 06/15/44[b]	25	28,180
Brookfield Finance Inc.
4.25%, 06/02/26 (Call 03/02/26)	25	25,777
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	25	25,920
3.45%, 02/13/26 (Call 11/13/25)	40	42,929
China Cinda Finance 2015 I Ltd.
4.25%, 04/23/25[d]	200	208,117
CME Group Inc.
3.00%, 09/15/22	75	79,830
Denali International LLC/Denali Finance Corp.
5.63%, 10/15/20 (Call 10/15/16)[b]	75	78,660
DFC Finance Corp.
10.50%, 06/15/20 (Call 06/15/17)[b]	25	13,125

143

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2016

Security	Principal (000s)	Value
Discover Financial Services
3.95%, 11/06/24 (Call 08/06/24)	$200	$207,529
Ford Motor Credit Co. LLC
5.00%, 05/15/18	400	422,842
6.63%, 08/15/17	200	210,499
Franklin Resources Inc.
2.85%, 03/30/25[c]	100	103,428
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	381	394,898
3.37%, 11/15/25	264	287,356
4.42%, 11/15/35	200	229,874
General Electric Co.
2.30%, 01/14/19	50	51,498
HSBC Finance Corp.
6.68%, 01/15/21	125	141,900
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.88%, 02/01/22 (Call 08/01/17)	50	47,750
6.00%, 08/01/20 (Call 02/01/17)	50	49,875
Intercontinental Exchange Inc.
3.75%, 12/01/25 (Call 09/01/25)	50	54,714
4.00%, 10/15/23	50	54,712
International Lease Finance Corp.
5.88%, 04/01/19	100	108,625
8.63%, 01/15/22[c]	50	62,875
Invesco Finance PLC
4.00%, 01/30/24	150	162,529
Janus Capital Group Inc.
4.88%, 08/01/25 (Call 05/01/25)	50	54,246
Jefferies Group LLC
5.13%, 04/13/18	50	52,031
6.25%, 01/15/36	25	26,484
Lincoln Finance Ltd.
7.38%, 04/15/21 (Call 04/15/18)[b]	200	214,000
Nasdaq Inc.
5.55%, 01/15/20	25	27,613
National Rural Utilities Cooperative Finance Corp.
3.25%, 11/01/25 (Call 08/01/25)[c]	100	108,029
4.02%, 11/01/32 (Call 05/01/32)	25	27,499
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 07/01/21 (Call 01/01/17)[c]	50	43,000
9.63%, 05/01/19 (Call 08/29/16)[c]	25	25,813
Navient Corp.
5.50%, 01/25/23[c]	25	23,188
5.63%, 08/01/33	25	19,438
6.13%, 03/25/24[c]	50	47,250
8.00%, 03/25/20	50	53,375
8.45%, 06/15/18	100	108,625
NewStar Financial Inc.
7.25%, 05/01/20 (Call 05/01/17)	50	47,853
Nomura Holdings Inc.
2.75%, 03/19/19	75	76,611
6.70%, 03/04/20[c]	50	57,857
Ocwen Financial Corp.
6.63%, 05/15/19 (Call 08/29/16)	25	17,563

Security	Principal (000s)	Value
OneMain Financial Holdings LLC
7.25%, 12/15/21 (Call 12/15/17)[b]	$50	$50,000
Power Sector Assets & Liabilities Management Corp.
7.39%, 12/02/24[d]	100	137,456
Quicken Loans Inc.
5.75%, 05/01/25 (Call 05/01/20)[b]	50	49,563
Raymond James Financial Inc.
3.63%, 09/15/26	25	25,095
Springleaf Finance Corp.
6.90%, 12/15/17[c]	100	105,552
8.25%, 12/15/20	36	37,260
Stifel Financial Corp.
4.25%, 07/18/24	25	25,578
Synchrony Financial
2.60%, 01/15/19 (Call 12/15/18)	45	45,582
4.50%, 07/23/25 (Call 04/24/25)	75	80,142
Visa Inc.
1.20%, 12/14/17	25	25,121
3.15%, 12/14/25 (Call 09/14/25)	390	417,495
4.30%, 12/14/45 (Call 06/14/45)	25	29,479

		6,574,248
ELECTRIC — 2.26%
Abu Dhabi National Energy Co. PJSC
6.25%, 09/16/19[b]	100	111,750
AES Corp./VA
5.50%, 03/15/24 (Call 03/15/19)	25	25,844
7.38%, 07/01/21 (Call 06/01/21)	100	113,500
8.00%, 06/01/20[c]	34	39,950
Alabama Power Co.
4.15%, 08/15/44 (Call 02/15/44)	35	39,338
4.30%, 01/02/46 (Call 07/02/45)[c]	50	57,744
Ameren Corp.
3.65%, 02/15/26 (Call 11/15/25)	85	92,039
Ameren Illinois Co.
3.25%, 03/01/25 (Call 12/01/24)	125	134,756
American Electric Power Co. Inc.
2.95%, 12/15/22 (Call 09/15/22)	150	155,964
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	75	82,070
Arizona Public Service Co.
4.35%, 11/15/45 (Call 05/15/45)	50	58,581
8.75%, 03/01/19	50	58,414
Berkshire Hathaway Energy Co.
5.15%, 11/15/43 (Call 05/15/43)	125	156,640
6.13%, 04/01/36	25	33,673
Calpine Corp.
5.75%, 01/15/25 (Call 10/15/19)[c]	50	49,938
5.88%, 01/15/24 (Call 11/01/18)[b,c]	75	78,937
7.88%, 01/15/23 (Call 01/15/17)[b]	13	13,748
CenterPoint Energy Houston Electric LLC
4.50%, 04/01/44 (Call 10/01/43)	50	60,008
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (Call 02/01/26)[b]	50	52,801
CLP Power Hong Kong Financing Ltd.
3.38%, 10/26/27[d]	200	209,660

144

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2016

Security	Principal (000s)	Value
CMS Energy Corp.
3.60%, 11/15/25 (Call 08/15/25)	$75	$80,762
Comision Federal de Electricidad
4.88%, 01/15/24[d]	200	214,000
Commonwealth Edison Co.
2.15%, 01/15/19 (Call 12/15/18)	50	50,826
3.70%, 03/01/45 (Call 09/01/44)	25	26,400
5.80%, 03/15/18	75	80,635
Connecticut Light & Power Co. (The)
6.35%, 06/01/36	15	21,024
Consolidated Edison Co. of New York Inc.
3.30%, 12/01/24 (Call 09/01/24)[c]	100	108,190
4.45%, 03/15/44 (Call 09/15/43)	150	174,554
Consumers Energy Co.
4.35%, 08/31/64 (Call 02/28/64)	50	57,381
Dominion Resources Inc./VA
2.50%, 12/01/19 (Call 11/01/19)	225	230,241
7.00%, 06/15/38	30	41,464
Series B
5.95%, 06/15/35	30	37,065
DTE Electric Co.
3.70%, 03/15/45 (Call 09/15/44)[c]	25	27,018
4.30%, 07/01/44 (Call 01/01/44)	50	58,981
5.70%, 10/01/37	40	53,734
Dubai Electricity & Water Authority
7.38%, 10/21/20[b]	200	235,650
Duke Energy Carolinas LLC
4.00%, 09/30/42 (Call 03/30/42)	225	249,244
Duke Energy Corp.
2.10%, 06/15/18 (Call 05/15/18)	150	151,682
3.75%, 04/15/24 (Call 01/15/24)[c]	200	218,059
4.80%, 12/15/45 (Call 06/15/45)	100	120,228
Duke Energy Progress LLC
4.20%, 08/15/45 (Call 02/15/45)	25	28,688
Dynegy Inc.
6.75%, 11/01/19 (Call 05/01/17)[c]	25	25,469
7.38%, 11/01/22 (Call 11/01/18)	100	98,000
7.63%, 11/01/24 (Call 11/01/19)	25	24,250
EDP Finance BV
4.90%, 10/01/19[b]	100	107,116
Electricite de France SA
3.63%, 10/13/25 (Call 07/13/25)[b,c]	100	104,416
4.88%, 01/22/44[b]	10	11,018
4.95%, 10/13/45 (Call 04/13/45)[b]	100	114,370
5.25%, 10/13/55 (Call 04/13/55)[b]	50	54,557
6.50%, 01/26/19[b]	175	196,321
Enel Finance International NV
6.00%, 10/07/39[b]	150	181,698
Engie SA
1.63%, 10/10/17[b]	50	50,116
Entergy Arkansas Inc.
3.50%, 04/01/26 (Call 01/01/26)	100	109,761
Entergy Corp.
4.00%, 07/15/22 (Call 05/15/22)	75	80,355
Eskom Holdings SOC Ltd.
6.75%, 08/06/23[d]	200	203,908

Security	Principal (000s)	Value
Exelon Corp.
3.95%, 06/15/25 (Call 03/15/25)	$50	$54,582
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)[c]	120	122,984
5.60%, 06/15/42 (Call 12/15/41)[c]	55	59,385
6.25%, 10/01/39	100	116,131
FirstEnergy Corp. Series C
7.38%, 11/15/31	50	64,539
FirstEnergy Solutions Corp.
6.80%, 08/15/39[c]	175	172,210
Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)	25	28,484
4.05%, 10/01/44 (Call 04/01/44)	55	63,105
5.95%, 02/01/38	100	139,442
GenOn Energy Inc.
9.50%, 10/15/18	50	40,375
Georgia Power Co.
4.30%, 03/15/42	50	55,562
5.40%, 06/01/40	15	18,879
Hydro-Quebec
9.38%, 04/15/30	75	127,348
Interstate Power & Light Co.
3.40%, 08/15/25 (Call 05/15/25)	100	107,808
Israel Electric Corp. Ltd.
5.63%, 06/21/18[d]	200	212,038
Kansas City Power & Light Co.
3.65%, 08/15/25 (Call 05/15/25)	100	106,913
Louisville Gas & Electric Co.
4.38%, 10/01/45 (Call 04/01/45)	25	29,343
Series 25
3.30%, 10/01/25 (Call 07/01/25)	25	27,028
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	200	206,038
4.25%, 05/01/46 (Call 11/01/45)	175	204,967
5.75%, 11/01/35	25	33,167
NextEra Energy Capital Holdings Inc.
3.63%, 06/15/23 (Call 03/15/23)	75	79,983
NiSource Finance Corp.
4.80%, 02/15/44 (Call 08/15/43)	20	23,552
5.65%, 02/01/45 (Call 08/01/44)	50	65,245
5.95%, 06/15/41 (Call 12/15/40)	25	32,501
Northern States Power Co./MN
4.13%, 05/15/44 (Call 11/15/43)	50	57,882
NRG Energy Inc.
6.25%, 07/15/22 (Call 07/15/18)	25	25,125
6.25%, 05/01/24 (Call 05/01/19)	25	24,688
6.63%, 03/15/23 (Call 09/15/17)[c]	29	29,232
6.63%, 01/15/27 (Call 07/15/21)[b]	50	49,438
7.25%, 05/15/26 (Call 05/15/21)[b,c]	25	25,656
7.63%, 01/15/18	17	18,190
7.88%, 05/15/21 (Call 08/29/16)	31	32,163
NSTAR Electric Co.
2.70%, 06/01/26 (Call 03/01/26)	100	102,822
3.25%, 11/15/25 (Call 08/15/25)	125	134,546

145

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2016

Security	Principal (000s)	Value
Oglethorpe Power Corp.
6.10%, 03/15/19	$50	$55,293
Oncor Electric Delivery Co. LLC
5.30%, 06/01/42 (Call 12/01/41)	125	162,357
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)	50	53,788
4.25%, 03/15/46 (Call 09/15/45)	125	143,547
6.05%, 03/01/34	150	203,259
PECO Energy Co.
5.95%, 10/01/36	25	33,678
Perusahaan Listrik Negara PT
5.50%, 11/22/21[d]	200	220,688
Portland General Electric Co.
6.10%, 04/15/19	25	27,840
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	50	56,370
PPL Capital Funding Inc.
3.40%, 06/01/23 (Call 03/01/23)[c]	25	26,143
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	50	53,072
4.15%, 10/01/45 (Call 04/01/45)	25	28,469
PPL WEM Ltd./Western Power Distribution Ltd.
5.38%, 05/01/21 (Call 02/01/21)[b]	125	139,234
Public Service Co. of Colorado
3.55%, 06/15/46 (Call 12/15/45)	50	53,027
Public Service Co. of New Mexico
3.85%, 08/01/25 (Call 05/01/25)	25	26,608
Public Service Electric & Gas Co.
1.90%, 03/15/21 (Call 02/15/21)	60	61,099
3.05%, 11/15/24 (Call 08/15/24)	100	106,771
4.05%, 05/01/45 (Call 11/01/44)	50	57,162
4.15%, 11/01/45 (Call 05/01/45)	50	58,166
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)	200	209,435
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	100	102,144
Saudi Electricity Global Sukuk Co. 3
4.00%, 04/08/24[d]	200	207,000
South Carolina Electric & Gas Co.
6.05%, 01/15/38[c]	50	66,498
Southern California Edison Co.
4.65%, 10/01/43 (Call 04/01/43)	100	123,018
Southern Co. (The)
1.85%, 07/01/19	50	50,656
2.15%, 09/01/19 (Call 08/01/19)	200	203,863
2.95%, 07/01/23 (Call 05/01/23)	250	259,986
Southern Power Co.
4.15%, 12/01/25 (Call 09/01/25)	25	27,107
5.15%, 09/15/41	25	27,673
State Grid Overseas Investment 2013 Ltd.
3.13%, 05/22/23[d]	200	210,244
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)	25	20,000
4.63%, 07/15/19 (Call 08/29/16)[b]	40	37,900
6.50%, 05/01/18	25	25,750

Security	Principal (000s)	Value
Tampa Electric Co.
6.55%, 05/15/36	$15	$20,936
TECO Finance Inc.
5.15%, 03/15/20	75	82,989
Terraform Global Operating LLC
9.75%, 08/15/22 (Call 08/15/18)[b]	25	25,063
Virginia Electric & Power Co.
4.20%, 05/15/45 (Call 11/15/44)[c]	80	91,738
4.45%, 02/15/44 (Call 08/15/43)	50	59,046
WEC Energy Group Inc.
3.55%, 06/15/25 (Call 03/15/25)	100	108,836
Westar Energy Inc.
3.25%, 12/01/25 (Call 09/01/25)	50	53,412
4.25%, 12/01/45 (Call 06/01/45)	20	22,950
4.63%, 09/01/43 (Call 03/01/43)	25	29,892
Wisconsin Electric Power Co.
4.30%, 12/15/45 (Call 06/15/45)	40	46,674
Xcel Energy Inc.
3.30%, 06/01/25 (Call 12/01/24)	50	53,344
4.70%, 05/15/20 (Call 11/15/19)	200	219,437

		11,896,049
ELECTRICAL COMPONENTS & EQUIPMENT — 0.04%
Anixter Inc.
5.63%, 05/01/19[c]	8	8,540
Belden Inc.
5.50%, 09/01/22 (Call 09/01/17)[b]	50	51,750
Emerson Electric Co.
3.15%, 06/01/25 (Call 03/01/25)	100	106,916
Energizer Holdings Inc.
5.50%, 06/15/25 (Call 06/15/20)[b]	50	51,062

		218,268
ELECTRONICS — 0.12%
Avnet Inc.
4.88%, 12/01/22	25	27,336
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	145	146,645
Flextronics International Ltd.
4.75%, 06/15/25 (Call 03/15/25)	50	52,125
Honeywell International Inc.
4.25%, 03/01/21	200	223,789
Jabil Circuit Inc.
4.70%, 09/15/22	25	25,562
Koninklijke Philips NV
3.75%, 03/15/22	100	107,161
Thermo Fisher Scientific Inc.
3.65%, 12/15/25 (Call 09/15/25)	35	36,978

		619,596
ENERGY — ALTERNATE SOURCES — 0.01%
TerraForm Power Operating LLC
5.88%, 02/01/23 (Call 02/01/18)[b,c]	50	50,188

		50,188
ENGINEERING & CONSTRUCTION — 0.03%
ABB Finance USA Inc.
2.88%, 05/08/22	75	78,219

146

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2016

Security	Principal (000s)	Value
AECOM
5.75%, 10/15/22 (Call 10/15/17)[c]	$50	$52,625

		130,844
ENTERTAINMENT — 0.15%
AMC Entertainment Inc.
5.75%, 06/15/25 (Call 06/15/20)	50	50,000
CCM Merger Inc.
9.13%, 05/01/19 (Call 08/29/16)[b]	27	28,316
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
5.38%, 06/01/24 (Call 06/01/19)	50	52,000
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)[c]	50	51,000
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)[c]	50	51,825
4.88%, 11/01/20 (Call 08/01/20)	50	52,881
5.38%, 04/15/26	25	26,656
International Game Technology PLC
6.25%, 02/15/22 (Call 08/15/21)[b]	200	209,500
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.
5.00%, 08/01/18 (Call 08/29/16)[b]	44	44,660
Pinnacle Entertainment Inc.
5.63%, 05/01/24 (Call 05/01/19)[b]	25	25,516
Regal Entertainment Group
5.75%, 03/15/22 (Call 03/15/17)	50	52,000
Scientific Games International Inc.
7.00%, 01/01/22 (Call 01/01/18)[b]	50	52,000
10.00%, 12/01/22 (Call 12/01/18)	50	44,438
WMG Acquisition Corp.
6.75%, 04/15/22 (Call 04/15/17)[b,c]	50	52,500

		793,292
ENVIRONMENTAL CONTROL — 0.12%
Advanced Disposal Services Inc.
8.25%, 10/01/20 (Call 10/01/16)	25	25,875
Casella Waste Systems Inc.
7.75%, 02/15/19 (Call 08/29/16)[c]	49	49,980
Clean Harbors Inc.
5.13%, 06/01/21 (Call 12/01/16)	50	51,063
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)	25	24,750
7.25%, 12/01/20 (Call 08/29/16)[c]	25	25,906
Republic Services Inc.
3.20%, 03/15/25 (Call 12/15/24)	150	157,783
Waste Management Inc.
4.10%, 03/01/45 (Call 09/01/44)	25	28,202
4.60%, 03/01/21 (Call 12/01/20)	200	223,412
4.75%, 06/30/20	25	27,995

		614,966
FOOD — 0.60%
Albertsons Companies LLC/Safeway Inc./New Albertson’s Inc./Albertson’s LLC
6.63%, 06/15/24 (Call 06/15/19)[b]	65	69,062
Bumble Bee Holdings Inc.
9.00%, 12/15/17 (Call 08/29/16)[b]	50	50,875

Security	Principal (000s)	Value
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	$100	$105,869
Cargill Inc.
4.10%, 11/01/42[b]	50	54,696
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)	290	302,353
Dean Foods Co.
6.50%, 03/15/23 (Call 03/15/18)[b,c]	50	52,875
Dole Food Co. Inc.
7.25%, 05/01/19 (Call 08/29/16)[b]	25	25,188
Fresh Market Inc. (The)
9.75%, 05/01/23 (Call 05/01/19)[b]	25	23,188
General Mills Inc.
2.20%, 10/21/19	200	204,963
JBS USA LLC/JBS USA Finance Inc.
7.25%, 06/01/21 (Call 08/29/16)[b]	200	206,500
JM Smucker Co. (The)
3.50%, 03/15/25	80	86,757
Kellogg Co.
4.00%, 12/15/20	100	109,291
Kraft Heinz Foods Co.
3.95%, 07/15/25 (Call 04/15/25)[b]	25	27,535
4.38%, 06/01/46 (Call 12/01/45)[b]	50	54,409
4.88%, 02/15/25 (Call 02/15/20)[b]	85	93,826
5.00%, 06/04/42	25	29,409
5.20%, 07/15/45 (Call 01/15/45)[b]	50	60,436
5.38%, 02/10/20	50	56,149
7.13%, 08/01/39[b]	125	181,459
Kroger Co. (The)
2.60%, 02/01/21 (Call 01/01/21)	100	103,896
3.85%, 08/01/23 (Call 05/01/23)	200	221,141
McCormick & Co. Inc./MD
3.25%, 11/15/25 (Call 08/15/25)	25	27,015
Mondelez International Inc.
4.00%, 02/01/24 (Call 11/01/23)	100	110,248
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/20)[b,c]	25	25,313
Post Holdings Inc.
5.00%, 08/15/26 (Call 08/15/21)[b]	35	34,891
7.38%, 02/15/22 (Call 02/15/17)	50	53,535
7.75%, 03/15/24 (Call 09/15/18)[b]	25	27,656
8.00%, 07/15/25 (Call 07/15/20)[b]	25	28,687
Safeway Inc.
7.25%, 02/01/31	25	24,513
Shearer’s Foods LLC/Chip Finance Corp.
9.00%, 11/01/19 (Call 08/29/16)[b]	25	26,375
Smithfield Foods Inc.
5.88%, 08/01/21 (Call 08/29/16)[b]	50	52,125
SUPERVALU Inc.
6.75%, 06/01/21 (Call 06/01/17)	50	43,500
Sysco Corp.
2.60%, 10/01/20 (Call 09/01/20)	100	103,410
3.75%, 10/01/25 (Call 07/01/25)	50	54,471
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	25	27,786
4.88%, 08/15/34 (Call 02/15/34)	100	113,542

147

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2016

Security	Principal (000s)	Value
U.S. Foods Inc.
5.88%, 06/15/24 (Call 06/15/19)[b]	$25	$26,125
Unilever Capital Corp.
2.20%, 03/06/19	200	205,829
Whole Foods Market Inc.
5.20%, 12/03/25 (Call 09/03/25)[b,c]	25	27,150

		3,132,048
FOREST PRODUCTS & PAPER — 0.14%
Cascades Inc.
5.75%, 07/15/23 (Call 07/15/18)[b]	50	49,375
Clearwater Paper Corp.
5.38%, 02/01/25[b,c]	50	49,750
Georgia-Pacific LLC
3.73%, 07/15/23 (Call 04/15/23)[b,c]	200	216,472
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)	50	53,115
4.80%, 06/15/44 (Call 12/15/43)	100	109,027
Inversiones CMPC SA
4.38%, 05/15/23[d]	200	208,050
PH Glatfelter Co.
5.38%, 10/15/20 (Call 10/15/16)	26	26,130

		711,919
GAS — 0.19%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.63%, 05/20/24 (Call 03/20/24)	25	25,875
Atmos Energy Corp.
5.50%, 06/15/41 (Call 12/15/40)	15	19,341
Boston Gas Co.
4.49%, 02/15/42[b]	100	110,531
Dominion Gas Holdings LLC
2.80%, 11/15/20 (Call 10/15/20)	25	25,924
KeySpan Corp.
8.00%, 11/15/30	10	14,240
Korea Gas Corp.
3.88%, 02/12/24[d]	200	222,377
National Fuel Gas Co.
5.20%, 07/15/25 (Call 04/15/25)	50	52,625
NGL Energy Partners LP/NGL Energy Finance Corp.
6.88%, 10/15/21 (Call 10/15/16)	25	22,531
Sempra Energy
3.55%, 06/15/24 (Call 03/15/24)	50	52,949
3.75%, 11/15/25 (Call 08/15/25)	100	107,465
6.00%, 10/15/39	50	64,405
Southern California Gas Co.
1.55%, 06/15/18	55	55,414
Southern Co. Gas Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	25	26,457
Transportadora de Gas del Peru SA
4.25%, 04/30/28[d]	200	202,500

		1,002,634
HAND & MACHINE TOOLS — 0.03%
Apex Tool Group LLC
7.00%, 02/01/21 (Call 08/29/16)[b]	25	22,437

Security	Principal (000s)	Value
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	$25	$24,458
Stanley Black & Decker Inc.
VRN, (3 mo. LIBOR US + 4.304%)
5.75%, 12/15/53 (Call 12/15/18)[c]	100	105,500

		152,395
HEALTH CARE — PRODUCTS — 0.48%
Alere Inc.
6.50%, 06/15/20 (Call 08/29/16)	25	24,563
7.25%, 07/01/18 (Call 08/29/16)	50	50,500
Becton Dickinson and Co.
1.80%, 12/15/17	100	100,701
3.73%, 12/15/24 (Call 09/15/24)	50	54,360
3.88%, 05/15/24 (Call 02/15/24)	25	27,189
4.88%, 05/15/44 (Call 11/15/43)	100	118,361
Boston Scientific Corp.
2.65%, 10/01/18	150	153,784
3.85%, 05/15/25	100	107,248
Covidien International Finance SA
6.00%, 10/15/17	100	105,959
Crimson Merger Sub Inc.
6.63%, 05/15/22 (Call 05/15/17)[b]	25	21,313
Danaher Corp.
4.38%, 09/15/45 (Call 03/15/45)	25	30,271
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[b]	25	22,750
Fresenius U.S. Finance II Inc.
4.25%, 02/01/21[b]	25	26,375
Greatbatch Ltd.
9.13%, 11/01/23 (Call 11/01/18)[b]	25	25,562
Hill-Rom Holdings Inc.
5.75%, 09/01/23 (Call 09/01/18)[b]	25	26,094
Hologic Inc.
5.25%, 07/15/22 (Call 07/15/18)[b]	50	53,000
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 08/29/16)	75	76,594
Mallinckrodt International Finance SA
4.75%, 04/15/23	50	43,750
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 04/15/17)[b,c]	40	40,100
Medtronic Inc.
2.50%, 03/15/20	50	51,790
3.50%, 03/15/25	100	109,425
3.63%, 03/15/24 (Call 12/15/23)	25	27,575
4.38%, 03/15/35	234	271,652
4.50%, 03/15/42 (Call 09/15/41)	25	29,670
4.63%, 03/15/45	50	60,949
St. Jude Medical Inc.
2.80%, 09/15/20 (Call 08/15/20)	50	51,739
3.88%, 09/15/25 (Call 06/15/25)	150	161,868
Stryker Corp.
3.38%, 05/15/24 (Call 02/15/24)	50	53,311
3.38%, 11/01/25 (Call 08/01/25)	35	37,196
4.63%, 03/15/46 (Call 09/15/45)	25	28,908

148

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2016

Security	Principal (000s)	Value
Thermo Fisher Scientific Inc.
3.15%, 01/15/23 (Call 10/15/22)	$50	$51,396
4.50%, 03/01/21	100	110,290
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	275	280,845
3.55%, 04/01/25 (Call 01/01/25)	25	26,284
4.25%, 08/15/35 (Call 02/15/35)	50	52,231

		2,513,603
HEALTH CARE — SERVICES — 0.80%
Acadia Healthcare Co. Inc.
5.63%, 02/15/23 (Call 02/15/18)	28	27,801
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	200	200,089
2.75%, 11/15/22 (Call 08/15/22)	125	127,225
3.20%, 06/15/26 (Call 03/15/26)	55	56,334
4.38%, 06/15/46 (Call 12/15/45)	25	25,995
4.75%, 03/15/44 (Call 09/15/43)	100	115,261
Amsurg Corp.
5.63%, 07/15/22 (Call 07/15/17)[c]	50	52,500
Anthem Inc.
2.25%, 08/15/19	100	101,297
3.30%, 01/15/23	150	157,029
4.65%, 08/15/44 (Call 02/15/44)	50	55,490
6.38%, 06/15/37	75	98,908
Ascension Health
4.85%, 11/15/53	25	31,838
Centene Corp.
4.75%, 05/15/22 (Call 05/15/19)	25	25,750
5.63%, 02/15/21 (Call 02/15/18)	30	31,688
6.13%, 02/15/24 (Call 02/15/19)	50	53,719
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 08/29/16)	11	11,131
5.13%, 08/01/21 (Call 02/01/17)	50	49,750
6.88%, 02/01/22 (Call 02/01/18)	100	86,000
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)	150	156,095
DaVita HealthCare Partners Inc.
5.00%, 05/01/25 (Call 05/01/20)	50	50,563
5.13%, 07/15/24 (Call 07/15/19)	50	51,615
Fresenius Medical Care U.S. Finance Inc.
5.75%, 02/15/21[b,c]	100	112,500
HCA Inc.
4.75%, 05/01/23	25	26,063
5.00%, 03/15/24	50	52,500
5.25%, 06/15/26 (Call 12/15/25)	100	106,000
5.38%, 02/01/25[c]	150	156,094
6.50%, 02/15/20	60	66,075
7.50%, 02/15/22	150	170,250
HealthSouth Corp.
5.75%, 11/01/24 (Call 11/01/17)	50	51,875
7.75%, 09/15/22 (Call 09/15/16)	11	11,349
Humana Inc.
4.95%, 10/01/44 (Call 04/01/44)	100	113,276
Kindred Healthcare Inc.
8.75%, 01/15/23 (Call 01/15/18)[c]	25	25,188

Security	Principal (000s)	Value
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	$100	$105,038
4.70%, 02/01/45 (Call 08/01/44)	25	27,311
LifePoint Health Inc.
5.88%, 12/01/23 (Call 12/01/18)[c]	40	42,200
Mayo Clinic
Series 2013
4.00%, 11/15/47	25	27,864
Quest Diagnostics Inc.
3.50%, 03/30/25 (Call 12/30/24)	75	78,287
Quorum Health Corp.
11.63%, 04/15/23 (Call 04/15/19)[b]	25	25,375
Roche Holdings Inc.
2.63%, 05/15/26 (Call 02/15/26)[b]	200	207,971
6.00%, 03/01/19[b]	82	91,853
Select Medical Corp.
6.38%, 06/01/21 (Call 08/29/16)	25	24,735
Tenet Healthcare Corp.
4.38%, 10/01/21[c]	25	24,938
5.50%, 03/01/19	50	48,750
6.00%, 10/01/20	50	52,872
6.75%, 06/15/23	50	48,125
8.00%, 08/01/20 (Call 08/29/16)	25	25,484
8.13%, 04/01/22	75	77,437
UnitedHealth Group Inc.
2.70%, 07/15/20	150	157,293
2.88%, 12/15/21	200	210,108
2.88%, 03/15/22 (Call 12/15/21)	50	52,397
4.25%, 03/15/43 (Call 09/15/42)	100	114,061
4.63%, 07/15/35	205	244,034
Universal Health Services Inc.
5.00%, 06/01/26 (Call 06/01/21)[b,c]	25	25,750
WellCare Health Plans Inc.
5.75%, 11/15/20 (Call 11/15/16)	50	51,719

		4,220,850
HOLDING COMPANIES — DIVERSIFIED — 0.38%
Amipeace Ltd.
2.38%, 11/26/17[d]	200	201,437
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	25	25,875
Argos Merger Sub Inc.
7.13%, 03/15/23 (Call 03/15/18)[b,c]	50	52,250
Brixmor Operating Partnership LP
3.85%, 02/01/25 (Call 11/01/24)[c]	40	40,541
FS Investment Corp.
4.00%, 07/15/19[c]	25	25,341
HRG Group Inc.
7.75%, 01/15/22 (Call 01/15/17)	50	51,000
Huarong Finance II Co. Ltd.
4.50%, 01/16/20[d]	200	211,941
Hutchison Whampoa International 14 Ltd.
1.63%, 10/31/17[b]	400	401,273
IPIC GMTN Ltd.
5.50%, 03/01/22[b]	200	232,500

149

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2016

Security	Principal (000s)	Value
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	$25	$25,750
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/10/25)	100	102,183
Nielsen Co. Luxembourg Sarl (The)
5.50%, 10/01/21 (Call 10/01/16)[b,c]	25	26,000
Opal Acquisition Inc.
8.88%, 12/15/21 (Call 12/15/16)[b]	10	8,100
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20[b]	100	107,724
State Elite Global Ltd.
3.13%, 01/20/20[d]	200	205,812
Temasek Financial I Ltd.
2.38%, 01/23/23[b]	250	258,297
WaveDivision Escrow LLC/WaveDivision Escrow Corp.
8.13%, 09/01/20 (Call 09/01/16)[b]	25	26,000

		2,002,024
HOME BUILDERS — 0.14%
Beazer Homes USA Inc.
5.75%, 06/15/19 (Call 03/15/19)	50	48,812
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.13%, 07/01/22 (Call 07/01/17)[b]	50	49,500
CalAtlantic Group Inc.
8.38%, 05/15/18	50	55,000
DR Horton Inc.
3.75%, 03/01/19 (Call 12/01/18)[c]	50	51,375
K. Hovnanian Enterprises Inc.
9.13%, 11/15/20 (Call 08/29/16)[b]	22	15,675
KB Home
4.75%, 05/15/19 (Call 02/15/19)	25	25,563
7.00%, 12/15/21 (Call 09/15/21)[c]	25	26,500
7.25%, 06/15/18	15	16,144
Lennar Corp.
4.13%, 12/01/18 (Call 10/01/18)	36	36,990
4.50%, 06/15/19 (Call 04/16/19)	25	26,187
4.75%, 12/15/17 (Call 09/15/17)[c]	31	31,891
4.88%, 12/15/23 (Call 09/15/23)	50	51,625
M/I Homes Inc.
6.75%, 01/15/21 (Call 01/15/18)	25	25,750
Meritage Homes Corp.
6.00%, 06/01/25 (Call 03/01/25)	25	26,047
PulteGroup Inc.
5.50%, 03/01/26 (Call 12/01/25)	50	52,143
Shea Homes LP/Shea Homes Funding Corp.
5.88%, 04/01/23 (Call 04/01/18)[b,c]	45	45,675
Taylor Morrison Communities Inc./Monarch Communities Inc.
5.25%, 04/15/21 (Call 08/29/16)[b]	25	25,438
5.63%, 03/01/24 (Call 12/01/23)[b]	25	25,125
Toll Brothers Finance Corp.
5.88%, 02/15/22 (Call 11/15/21)	50	54,375

Security	Principal (000s)	Value
TRI Pointe Group Inc./TRI Pointe Homes Inc.
4.38%, 06/15/19	$25	$25,625
5.88%, 06/15/24	25	25,750
William Lyon Homes Inc.
8.50%, 11/15/20 (Call 11/15/16)[c]	14	14,735

		755,925
HOUSEHOLD PRODUCTS & WARES — 0.12%
ACCO Brands Corp.
6.75%, 04/30/20 (Call 04/30/17)[c]	50	52,750
Kimberly-Clark Corp.
2.65%, 03/01/25	150	157,908
6.63%, 08/01/37	25	37,575
Prestige Brands Inc.
5.38%, 12/15/21 (Call 12/15/16)[b]	50	51,062
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 08/29/16)	100	103,250
9.88%, 08/15/19 (Call 08/29/16)	100	102,750
Spectrum Brands Inc.
5.75%, 07/15/25 (Call 07/15/20)[c]	25	27,063
6.63%, 11/15/22 (Call 11/15/17)	50	53,062
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)[c]	25	26,826

		612,246
HOUSEWARES — 0.09%
Newell Brands Inc.
2.15%, 10/15/18	25	25,263
2.60%, 03/29/19	250	256,754
3.15%, 04/01/21 (Call 03/01/21)	25	26,162
4.20%, 04/01/26 (Call 01/01/26)	100	109,445
5.50%, 04/01/46 (Call 10/01/45)	35	43,365
RSI Home Products Inc.
6.50%, 03/15/23 (Call 03/15/18)[b,c]	15	15,712

		476,701
INSURANCE — 1.10%
Aflac Inc.
3.63%, 11/15/24	100	108,146
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (Call 07/29/25)	50	51,581
Allstate Corp. (The)
4.50%, 06/15/43	100	118,895
American International Group Inc.
3.75%, 07/10/25 (Call 04/10/25)	200	208,152
4.13%, 02/15/24	150	160,691
4.38%, 01/15/55 (Call 07/15/54)	125	120,838
Aon Corp.
5.00%, 09/30/20	200	222,318
Aon PLC
4.75%, 05/15/45 (Call 11/15/44)	25	27,309
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	30	33,321
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	25	26,640
4.25%, 01/15/21[c]	50	55,719

150

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2016

Security	Principal (000s)	Value
Berkshire Hathaway Inc.
2.10%, 08/14/19[c]	$250	$256,845
4.50%, 02/11/43[c]	100	118,360
Chubb Corp. (The)
5.75%, 05/15/18	100	107,874
Chubb INA Holdings Inc.
3.15%, 03/15/25	75	79,482
3.35%, 05/15/24	100	107,380
3.35%, 05/03/26 (Call 02/03/26)	100	107,775
4.35%, 11/03/45 (Call 05/03/45)	35	41,360
CNA Financial Corp.
4.50%, 03/01/26 (Call 12/01/25)[c]	25	27,123
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)	25	25,938
Genworth Holdings Inc.
4.90%, 08/15/23	50	37,125
6.52%, 05/22/18	25	25,031
Hartford Financial Services Group Inc. (The)
5.50%, 03/30/20	100	112,562
HUB International Ltd.
7.88%, 10/01/21 (Call 10/01/16)[b]	50	50,125
Jackson National Life Global Funding
2.60%, 12/09/20[b]	100	103,484
Liberty Mutual Group Inc.
4.85%, 08/01/44[b]	50	52,755
5.00%, 06/01/21[b]	200	222,751
7.80%, 03/07/87[b]	25	27,812
Lincoln National Corp.
7.00%, 06/15/40	100	130,384
Manulife Financial Corp.
4.15%, 03/04/26	25	27,100
Marsh & McLennan Companies Inc.
3.75%, 03/14/26 (Call 12/14/25)	150	160,662
Massachusetts Mutual Life Insurance Co.
8.88%, 06/01/39[b]	75	120,031
MetLife Inc.
1.76%, 12/15/17	250	251,683
3.60%, 04/10/24	50	53,002
4.60%, 05/13/46 (Call 11/13/45)[c]	150	164,359
4.72%, 12/15/44	125	137,136
New York Life Global Funding
2.15%, 06/18/19[b]	250	255,983
2.35%, 07/14/26[b]	100	100,928
Pacific LifeCorp
5.13%, 01/30/43[b]	50	56,546
Principal Financial Group Inc.
VRN, (3 mo. LIBOR US + 3.044%)
4.70%, 05/15/55 (Call 05/15/20)	200	196,000
Progressive Corp. (The)
3.70%, 01/26/45	100	105,649
Prudential Financial Inc.
5.38%, 06/21/20	350	393,960
5.70%, 12/14/36	175	210,977
Swiss Re Treasury U.S. Corp.
4.25%, 12/06/42[b]	50	53,876

Security	Principal (000s)	Value
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39[b]	$100	$138,785
Travelers Companies Inc. (The)
5.35%, 11/01/40[c]	100	131,843
5.90%, 06/02/19	50	56,146
Unum Group
5.75%, 08/15/42	25	28,350
USI Inc./NY
7.75%, 01/15/21 (Call 08/29/16)[b]	25	25,250
Voya Financial Inc.
2.90%, 02/15/18	153	155,982
VRN, (3 mo. LIBOR US + 3.580%)
5.65%, 05/15/53 (Call 05/15/23)	50	48,250
WR Berkley Corp.
7.38%, 09/15/19	100	115,499
XLIT Ltd.
5.50%, 03/31/45	50	50,800

		5,806,573
INTERNET — 0.29%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	200	203,001
Alphabet Inc.
3.63%, 05/19/21	150	166,314
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	25	25,943
4.80%, 12/05/34 (Call 06/05/34)	150	178,824
Baidu Inc.
2.75%, 06/09/19	200	203,642
Blue Coat Holdings Inc.
8.38%, 06/01/23 (Call 08/02/16)[b]	25	28,125
Cogent Communications Group Inc.
5.38%, 03/01/22 (Call 12/01/21)[b]	25	25,625
CyrusOne LP/CyrusOne Finance Corp.
6.38%, 11/15/22 (Call 11/15/17)	50	52,375
eBay Inc.
2.88%, 08/01/21 (Call 06/01/21)	125	129,134
4.00%, 07/15/42 (Call 01/15/42)	25	22,188
Equinix Inc.
4.88%, 04/01/20 (Call 04/01/17)[c]	12	12,450
5.38%, 01/01/22 (Call 01/01/18)[c]	50	52,625
IAC/InterActiveCorp
4.75%, 12/15/22 (Call 12/15/17)	50	47,000
Netflix Inc.
5.75%, 03/01/24[c]	25	26,500
5.88%, 02/15/25	45	48,150
Tencent Holdings Ltd.
2.88%, 02/11/20[d]	200	205,676
TIBCO Software Inc.
11.38%, 12/01/21 (Call 12/01/17)[b]	25	21,563
VeriSign Inc.
5.25%, 04/01/25 (Call 01/01/25)	50	52,250

151

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2016

Security	Principal (000s)	Value
Zayo Group LLC/Zayo Capital Inc.
6.00%, 04/01/23 (Call 04/01/18)	$45	$46,800

		1,548,185
IRON & STEEL — 0.29%
AK Steel Corp.
7.50%, 07/15/23 (Call 07/15/19)	40	42,200
7.63%, 05/15/20 (Call 08/29/16)	50	49,187
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	25	22,000
7.88%, 08/15/23 (Call 05/15/23)	25	23,500
ArcelorMittal
6.50%, 03/01/21[c]	50	52,750
8.00%, 10/15/39	75	79,500
10.85%, 06/01/19	25	29,375
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC
6.50%, 05/15/21 (Call 05/15/18)[b]	50	52,625
CITIC Ltd.
6.80%, 01/17/23[d]	200	243,883
Cliffs Natural Resources Inc.
7.75%, 03/31/20 (Call 03/31/17)[b]	41	37,208
8.25%, 03/31/20 (Call 03/31/18)[b]	25	25,750
Commercial Metals Co.
7.35%, 08/15/18	50	53,841
Gerdau Holdings Inc.
7.00%, 01/20/20[d]	100	105,500
Glencore Funding LLC
3.13%, 04/29/19[b]	150	148,875
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	100	108,884
Signode Industrial Group Lux SA/Signode Industrial Group U.S. Inc.
6.38%, 05/01/22 (Call 05/01/17)[b]	10	9,931
Steel Dynamics Inc.
6.38%, 08/15/22 (Call 08/15/17)	50	52,500
U.S. Steel Corp.
6.88%, 04/01/21 (Call 04/01/17)	41	38,950
7.38%, 04/01/20[c]	12	12,000
8.38%, 07/01/21 (Call 07/01/18)[b]	25	27,281
Vale Overseas Ltd.
4.38%, 01/11/22[c]	300	291,375
6.88%, 11/10/39	25	23,688

		1,530,803
LEISURE TIME — 0.05%
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	50	53,061
NCL Corp. Ltd.
4.63%, 11/15/20 (Call 11/15/17)[b]	50	50,500
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22[c]	75	80,625
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 11/15/18)[b]	50	52,375
Viking Cruises Ltd.
8.50%, 10/15/22 (Call 10/15/17)[b]	25	22,063

		258,624

Security	Principal (000s)	Value
LODGING — 0.13%
Boyd Gaming Corp.
6.38%, 04/01/26 (Call 04/01/21)[b]	$50	$53,312
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties
8.00%, 10/01/20 (Call 10/01/16)	50	50,500
11.00%, 10/01/21 (Call 10/01/16)	25	25,500
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance Inc.
9.38%, 05/01/22 (Call 05/01/17)	25	24,813
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)	50	51,250
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.63%, 10/15/21 (Call 10/15/16)	40	41,452
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	25	25,552
Marriott International Inc./MD
3.00%, 03/01/19 (Call 12/01/18)	50	51,124
3.75%, 10/01/25 (Call 07/01/25)	25	26,641
MGM Resorts International
6.00%, 03/15/23[c]	100	108,188
6.63%, 12/15/21	25	27,672
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	25	25,598
Wyndham Worldwide Corp.
5.63%, 03/01/21	25	27,755
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.38%, 03/15/22 (Call 03/15/17)	100	102,687
5.50%, 03/01/25 (Call 12/01/24)[b]	50	50,250

		692,294
MACHINERY — 0.29%
BlueLine Rental Finance Corp.
7.00%, 02/01/19 (Call 08/29/16)[b,c]	25	23,000
Briggs & Stratton Corp.
6.88%, 12/15/20	30	33,225
Case New Holland Industrial Inc.
7.88%, 12/01/17[c]	50	53,687
Caterpillar Financial Services Corp.
1.70%, 06/16/18	50	50,609
2.50%, 11/13/20[c]	50	51,895
7.15%, 02/15/19	50	57,161
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)[c]	300	324,903
3.80%, 08/15/42	75	79,401
CNH Industrial Capital LLC
3.38%, 07/15/19	50	49,875
4.88%, 04/01/21[c]	50	52,375
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	100	110,995
Dover Corp.
3.15%, 11/15/25 (Call 08/15/25)[c]	100	107,078
John Deere Capital Corp.
1.60%, 07/13/18	45	45,466
1.95%, 12/13/18	150	152,749
2.80%, 03/04/21	50	52,575

152

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2016

Security	Principal (000s)	Value
Joy Global Inc.
5.13%, 10/15/21	$25	$27,044
Roper Technologies Inc.
3.00%, 12/15/20 (Call 11/15/20)	75	77,657
3.85%, 12/15/25 (Call 09/15/25)	50	53,539
SPL Logistics Escrow LLC/SPL Logistics Finance Corp.
8.88%, 08/01/20 (Call 08/29/16)[b]	25	19,062
Terex Corp.
6.00%, 05/15/21 (Call 11/15/16)	25	25,437
6.50%, 04/01/20 (Call 08/29/16)	30	30,525
Zebra Technologies Corp.
7.25%, 10/15/22 (Call 10/15/17)[c]	50	53,375

		1,531,633
MANUFACTURING — 0.43%
3M Co.
1.63%, 06/15/19	25	25,399
2.00%, 06/26/22	150	154,812
Amsted Industries Inc.
5.00%, 03/15/22 (Call 03/15/18)[b]	50	50,500
Bombardier Inc.
4.75%, 04/15/19[b]	25	24,563
5.50%, 09/15/18[b]	30	30,225
6.00%, 10/15/22 (Call 04/15/17)[b]	25	22,063
6.13%, 01/15/23[b]	50	43,411
7.50%, 03/15/25 (Call 03/15/20)[b]	50	43,776
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	25	26,196
CTP Transportation Products LLC/CTP Finance Inc.
8.25%, 12/15/19 (Call 12/15/16)[b]	27	21,870
Eaton Corp.
1.50%, 11/02/17	50	50,128
2.75%, 11/02/22	100	102,715
Gates Global LLC/Gates Global Co.
6.00%, 07/15/22 (Call 07/15/17)[b]	50	45,500
General Electric Co.
2.70%, 10/09/22	100	105,360
3.45%, 05/15/24 (Call 02/13/24)	101	110,757
4.13%, 10/09/42	25	28,175
4.50%, 03/11/44	150	178,215
5.25%, 12/06/17	50	52,862
6.88%, 01/10/39	100	153,006
Series A
5.55%, 05/04/20	201	231,581
Harsco Corp.
5.75%, 05/15/18	25	24,781
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	100	112,365
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	200	221,196
Pentair Finance SA
3.63%, 09/15/20 (Call 08/15/20)	100	102,049
Siemens Financieringsmaatschappij NV
3.25%, 05/27/25[b,c]	250	272,528

Security	Principal (000s)	Value
Tyco International Finance SA
3.90%, 02/14/26 (Call 11/14/25)	$40	$43,614

		2,277,647
MEDIA — 1.52%
21st Century Fox America Inc.
3.00%, 09/15/22	100	104,843
4.00%, 10/01/23	125	137,583
6.15%, 03/01/37	150	189,092
6.15%, 02/15/41	50	64,485
Altice U.S. Finance I Corp.
5.38%, 07/15/23 (Call 07/15/18)[b]	200	206,500
AMC Networks Inc.
5.00%, 04/01/24 (Call 04/01/20)	50	50,875
Cablevision Systems Corp.
5.88%, 09/15/22	29	26,608
8.00%, 04/15/20	50	52,125
8.63%, 09/15/17[c]	25	26,563
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	50	50,920
3.50%, 01/15/25 (Call 10/15/24)	25	26,072
4.00%, 01/15/26 (Call 10/15/25)	80	86,001
4.85%, 07/01/42 (Call 01/01/42)[c]	25	26,673
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 05/01/23 (Call 05/01/18)[b]	50	51,688
5.25%, 09/30/22 (Call 09/30/17)	50	52,062
5.50%, 05/01/26 (Call 05/01/21)[b]	50	52,187
5.75%, 02/15/26 (Call 02/15/21)[b]	75	79,125
5.88%, 05/01/27 (Call 05/01/21)[b,c]	40	42,200
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 08/29/16)[b,c]	75	74,812
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/25 (Call 04/23/25)[b]	200	220,253
6.38%, 10/23/35 (Call 04/23/35)[b]	150	177,081
6.48%, 10/23/45 (Call 04/23/45)[b]	30	35,663
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)[c]	100	103,500
Series B
7.63%, 03/15/20 (Call 08/29/16)	50	49,500
Comcast Corp.
3.13%, 07/15/22	25	26,890
3.38%, 08/15/25 (Call 05/15/25)	150	162,407
4.20%, 08/15/34 (Call 02/15/34)	100	111,921
4.75%, 03/01/44	175	210,376
6.50%, 11/15/35	25	35,282
Cox Communications Inc.
3.25%, 12/15/22[b,c]	250	253,837
4.70%, 12/15/42[b]	100	90,977
CSC Holdings LLC
6.75%, 11/15/21	50	53,125
7.88%, 02/15/18	35	37,800
Discovery Communications LLC
3.30%, 05/15/22	150	151,485
4.88%, 04/01/43	75	68,387

153

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2016

Security	Principal (000s)	Value
DISH DBS Corp.
4.25%, 04/01/18[c]	$75	$76,969
5.13%, 05/01/20	100	102,375
5.88%, 07/15/22	100	99,938
5.88%, 11/15/24	50	48,250
7.75%, 07/01/26[b]	50	51,844
Gray Television Inc.
7.50%, 10/01/20 (Call 08/29/16)	50	52,187
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	200	203,360
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 08/29/16)	50	40,234
9.00%, 03/01/21 (Call 08/29/16)	50	37,500
10.63%, 03/15/23 (Call 03/15/18)[c]	25	19,063
IHS Markit Ltd.
5.00%, 11/01/22[c]	25	25,688
LBI Media Inc.
10.00%, 04/15/19 (Call 09/06/16)[b]	33	33,000
Liberty Interactive LLC
8.25%, 02/01/30	25	27,500
McClatchy Co. (The)
9.00%, 12/15/22 (Call 12/15/17)	25	25,500
NBCUniversal Enterprise Inc.
1.66%, 04/15/18[b]	200	202,211
NBCUniversal Media LLC
4.38%, 04/01/21	25	28,130
5.15%, 04/30/20	100	113,794
6.40%, 04/30/40	200	283,655
Neptune Finco Corp.
10.13%, 01/15/23 (Call 01/15/19)[b]	200	229,250
Nexstar Escrow Corp.
5.63%, 08/01/24 (Call 08/01/19)[b]	25	25,406
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 10/01/16)	50	51,250
5.00%, 04/15/22 (Call 04/15/17)[b]	50	51,563
Quebecor Media Inc.
5.75%, 01/15/23[c]	50	52,250
Scripps Networks Interactive Inc.
2.80%, 06/15/20 (Call 05/15/20)	50	50,754
SFR Group SA
6.00%, 05/15/22 (Call 05/15/17)[b]	200	195,000
7.38%, 05/01/26 (Call 05/01/21)[b]	200	199,750
Sinclair Television Group Inc.
5.63%, 08/01/24 (Call 08/01/19)[b,c]	25	25,813
6.13%, 10/01/22 (Call 10/01/17)	50	52,500
Sirius XM Radio Inc.
5.88%, 10/01/20 (Call 10/01/16)[b]	50	51,812
6.00%, 07/15/24 (Call 07/15/19)[b]	98	104,247
TEGNA Inc.
6.38%, 10/15/23 (Call 10/15/18)	100	107,500
Thomson Reuters Corp.
1.65%, 09/29/17	100	100,272
3.35%, 05/15/26 (Call 02/15/26)	25	25,976
Time Inc.
5.75%, 04/15/22 (Call 04/15/17)[b]	50	48,875

Security	Principal (000s)	Value
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	$75	$80,159
4.50%, 09/15/42 (Call 03/15/42)	153	148,658
6.75%, 06/15/39	100	123,850
8.75%, 02/14/19	100	116,449
Time Warner Inc.
3.40%, 06/15/22	25	26,742
3.55%, 06/01/24 (Call 03/01/24)	100	106,436
3.88%, 01/15/26 (Call 10/15/25)	100	109,274
4.65%, 06/01/44 (Call 12/01/43)	75	83,869
4.75%, 03/29/21[c]	125	141,226
4.85%, 07/15/45 (Call 01/15/45)	125	143,204
4.88%, 03/15/20	100	111,176
Tribune Media Co.
5.88%, 07/15/22 (Call 07/15/18)[c]	40	40,800
Univision Communications Inc.
5.13%, 02/15/25 (Call 02/15/20)[b]	50	51,438
6.75%, 09/15/22 (Call 09/15/17)[b]	50	53,375
8.50%, 05/15/21 (Call 08/29/16)[b]	25	26,241
Viacom Inc.
2.20%, 04/01/19	100	100,621
4.38%, 03/15/43	100	86,376
4.85%, 12/15/34 (Call 06/15/34)	100	97,160
Walt Disney Co. (The)
1.85%, 05/30/19	25	25,550
2.15%, 09/17/20	100	103,277
4.13%, 06/01/44	75	86,368
4.38%, 08/16/41	45	53,292
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 08/29/16)	50	52,062

		7,999,917
METAL FABRICATE & HARDWARE — 0.03%
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	100	108,623
Wise Metals Group LLC/Wise Alloys Finance Corp.
8.75%, 12/15/18 (Call 08/29/16)[b]	25	23,750

		132,373
MINING — 0.61%
Alcoa Inc.
5.13%, 10/01/24 (Call 07/01/24)[c]	50	52,562
5.40%, 04/15/21 (Call 01/15/21)[c]	50	53,232
5.72%, 02/23/19	100	106,875
6.75%, 07/15/18	50	54,250
Aleris International Inc.
7.88%, 11/01/20 (Call 08/29/16)	25	23,130
Anglo American Capital PLC
2.63%, 09/27/17[b]	200	199,690
4.13%, 09/27/22[b,c]	200	192,000
Barrick Gold Corp.
4.10%, 05/01/23	9	9,681
Barrick North America Finance LLC
4.40%, 05/30/21	25	27,289
5.75%, 05/01/43[c]	100	116,914

154

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2016

Security	Principal (000s)	Value
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	$96	$99,983
3.25%, 11/21/21[c]	75	79,769
3.85%, 09/30/23	50	55,338
5.00%, 09/30/43[c]	125	149,334
Corp. Nacional del Cobre Chile
5.63%, 10/18/43[d]	200	238,641
Eldorado Gold Corp.
6.13%, 12/15/20 (Call 12/15/16)[b]	25	25,063
First Quantum Minerals Ltd.
6.75%, 02/15/20 (Call 02/15/17)[b]	25	23,013
7.00%, 02/15/21 (Call 02/15/18)[b]	75	66,922
Freeport-McMoRan Inc.
2.38%, 03/15/18	50	49,375
3.88%, 03/15/23 (Call 12/15/22)	25	21,501
5.40%, 11/14/34 (Call 05/14/34)	150	116,250
Glencore Finance Canada Ltd.
5.55%, 10/25/42[b]	50	44,000
Glencore Funding LLC
4.00%, 04/16/25[b]	100	93,662
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	150	155,529
Hecla Mining Co.
6.88%, 05/01/21 (Call 08/29/16)	25	25,000
International Wire Group Inc.
10.75%, 08/01/21 (Call 08/01/19)[b]	25	24,063
Kinross Gold Corp.
5.95%, 03/15/24 (Call 12/15/23)	50	51,050
Lundin Mining Corp.
7.50%, 11/01/20 (Call 11/01/17)[b]	50	52,760
New Gold Inc.
7.00%, 04/15/20 (Call 08/29/16)[b]	50	51,687
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[c]	25	26,145
4.88%, 03/15/42 (Call 09/15/41)[c]	100	104,383
Novelis Inc.
8.75%, 12/15/20 (Call 08/29/16)	50	52,125
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	50	53,819
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)	242	250,041
4.13%, 08/21/42 (Call 02/21/42)	100	104,458
Southern Copper Corp.
5.25%, 11/08/42	50	46,375
5.88%, 04/23/45	50	49,438
Teck Resources Ltd.
4.75%, 01/15/22 (Call 10/15/21)	25	22,281
6.25%, 07/15/41 (Call 01/15/41)	75	57,375
8.00%, 06/01/21 (Call 06/01/18)[b]	30	32,025
8.50%, 06/01/24 (Call 06/01/19)[b]	25	27,188
Vedanta Resources PLC
9.50%, 07/18/18[d]	100	101,517

		3,185,733

Security	Principal (000s)	Value
MUNICIPAL DEBT SECURITIES — 0.00%
Global Partners LP/GLP Finance Corp.
7.00%, 06/15/23 (Call 06/15/18)	$25	$21,188

		21,188
OFFICE & BUSINESS EQUIPMENT — 0.04%
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24 (Call 06/01/24)	25	26,072
6.00%, 08/15/22 (Call 08/15/17)[c]	50	53,375
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)	50	52,437
Xerox Corp.
4.50%, 05/15/21	100	103,338

		235,222
OIL & GAS — 2.83%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	150	145,829
4.85%, 03/15/21 (Call 02/15/21)[c]	100	105,485
5.55%, 03/15/26 (Call 12/15/25)[c]	100	109,083
6.38%, 09/15/17	4	4,197
6.60%, 03/15/46 (Call 09/15/45)	50	57,621
Antero Resources Corp.
5.13%, 12/01/22 (Call 06/01/17)	50	46,625
5.63%, 06/01/23 (Call 06/01/18)[c]	50	47,312
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	100	102,103
4.75%, 04/15/43 (Call 10/15/42)	75	74,558
Baytex Energy Corp.
5.13%, 06/01/21 (Call 06/01/17)[b]	25	20,250
Bill Barrett Corp.
7.63%, 10/01/19 (Call 08/29/16)	25	20,000
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.13%, 11/15/22 (Call 11/15/17)[b]	25	23,500
Bonanza Creek Energy Inc.
6.75%, 04/15/21 (Call 04/15/17)	15	6,600
BP Capital Markets PLC
1.38%, 05/10/18	50	50,054
2.24%, 05/10/19[c]	50	50,985
3.06%, 03/17/22	85	88,944
3.51%, 03/17/25	125	131,631
3.54%, 11/04/24	225	237,468
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.88%, 04/15/22 (Call 01/15/17)[h]	25	5,563
British Transco Finance Inc.
6.63%, 06/01/18	50	54,413
California Resources Corp.
5.50%, 09/15/21 (Call 06/15/21)	23	10,580
6.00%, 11/15/24 (Call 08/15/24)	25	10,750
8.00%, 12/15/22 (Call 12/15/18)[b]	61	39,052
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 04/15/17)	25	18,313

155

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2016

Security	Principal (000s)	Value
Canadian Natural Resources Ltd.
6.75%, 02/01/39	$100	$109,993
Carrizo Oil & Gas Inc.
6.25%, 04/15/23 (Call 04/15/18)[c]	25	23,687
7.50%, 09/15/20 (Call 09/15/16)	25	24,937
Cenovus Energy Inc.
5.70%, 10/15/19	95	100,887
6.75%, 11/15/39	50	53,655
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24[b]	100	104,500
Chesapeake Energy Corp.
6.13%, 02/15/21	50	34,500
8.00%, 12/15/22 (Call 12/15/18)[b]	89	77,430
Chevron Corp.
1.34%, 11/09/17	50	50,240
2.36%, 12/05/22 (Call 09/05/22)	25	25,390
2.42%, 11/17/20 (Call 10/17/20)	50	51,596
2.43%, 06/24/20 (Call 05/24/20)[c]	100	103,118
3.33%, 11/17/25 (Call 08/17/25)	25	26,748
4.95%, 03/03/19	250	271,756
Cimarex Energy Co.
5.88%, 05/01/22 (Call 05/01/17)	50	52,211
Citgo Holding Inc.
10.75%, 02/15/20[d]	100	98,750
Clayton Williams Energy Inc.
7.75%, 04/01/19 (Call 08/29/16)[c]	25	22,750
CNOOC Finance 2013 Ltd.
1.75%, 05/09/18[c]	200	199,792
4.25%, 05/09/43	200	210,215
CNPC General Capital Ltd.
3.95%, 04/19/22[b]	200	214,944
Comstock Resources Inc.
10.00%, 03/15/20 (Call 08/29/16)[b]	25	20,688
Concho Resources Inc.
5.50%, 10/01/22 (Call 10/01/17)[c]	100	99,250
7.00%, 01/15/21 (Call 08/29/16)	25	25,844
ConocoPhillips
5.75%, 02/01/19	50	54,731
6.00%, 01/15/20[c]	100	113,000
6.50%, 02/01/39	100	124,202
ConocoPhillips Co.
1.50%, 05/15/18	25	24,972
3.35%, 11/15/24 (Call 08/15/24)	50	50,319
3.35%, 05/15/25 (Call 02/15/25)	100	100,302
4.15%, 11/15/34 (Call 05/15/34)	100	98,867
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	25	21,375
4.50%, 04/15/23 (Call 01/15/23)	50	45,250
5.00%, 09/15/22 (Call 03/15/17)[c]	50	46,750
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)	50	31,000
5.50%, 05/01/22 (Call 05/01/17)	25	15,875
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	100	88,600
6.30%, 01/15/19	50	53,965

Security	Principal (000s)	Value
Devon Financing Co. LLC
7.88%, 09/30/31	$25	$29,459
Diamond Offshore Drilling Inc.
5.70%, 10/15/39	50	40,680
Dolphin Energy Ltd.
5.50%, 12/15/21[b]	200	227,994
Eclipse Resources Corp.
8.88%, 07/15/23 (Call 07/15/18)	15	13,800
Ecopetrol SA
5.88%, 09/18/23	200	209,750
5.88%, 05/28/45	100	88,375
Encana Corp.
6.50%, 08/15/34	100	101,710
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)	150	103,125
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	50	50,520
EP Energy LLC/Everest Acquisition Finance Inc.
6.38%, 06/15/23 (Call 06/15/18)	25	12,500
9.38%, 05/01/20 (Call 08/29/16)	50	28,500
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)	25	25,497
2.71%, 03/06/25 (Call 12/06/24)	350	364,632
3.57%, 03/06/45 (Call 09/06/44)	25	25,801
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc.
6.50%, 11/15/20 (Call 08/29/16)	50	49,500
Gazprom OAO Via Gaz Capital SA
4.95%, 07/19/22[d]	200	203,000
8.15%, 04/11/18[d]	100	108,786
Gulfport Energy Corp.
7.75%, 11/01/20 (Call 11/01/16)[c]	50	51,250
Halcon Resources Corp.
8.63%, 02/01/20 (Call 02/01/17)[b,c]	50	46,000
Hess Corp.
5.60%, 02/15/41	100	97,534
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/19)[b]	50	46,500
Jupiter Resources Inc.
8.50%, 10/01/22 (Call 10/01/17)[b]	25	18,750
Korea National Oil Corp.
4.00%, 01/23/24[d]	200	223,861
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 01/15/17)[c]	50	45,250
Lukoil International Finance BV
3.42%, 04/24/18[d]	200	201,980
Marathon Oil Corp.
3.85%, 06/01/25 (Call 03/01/25)	100	90,470

156

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2016

Security	Principal (000s)	Value
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)[c]	$50	$51,652
3.63%, 09/15/24 (Call 06/15/24)	50	49,361
5.85%, 12/15/45 (Call 06/15/45)	100	97,404
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/17)[b]	25	17,625
6.50%, 03/15/21 (Call 08/29/16)[b]	10	7,450
7.00%, 03/31/24 (Call 09/30/18)[b,c]	25	18,125
Memorial Production Partners LP/Memorial Production Finance Corp.
7.63%, 05/01/21 (Call 05/01/17)	50	25,000
Memorial Resource Development Corp.
5.88%, 07/01/22 (Call 07/01/17)	25	25,005
Murphy Oil Corp.
4.70%, 12/01/22 (Call 09/01/22)	50	45,123
Newfield Exploration Co.
5.75%, 01/30/22[c]	50	49,750
Nexen Energy ULC
6.40%, 05/15/37	50	65,295
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	250	266,325
Noble Holding International Ltd.
6.95%, 04/01/25 (Call 01/01/25)	50	41,400
Northern Oil and Gas Inc.
8.00%, 06/01/20 (Call 08/29/16)	25	18,313
Northern Tier Energy LLC/Northern Tier Finance Corp.
7.13%, 11/15/20 (Call 08/29/16)	26	26,325
Oasis Petroleum Inc.
6.88%, 03/15/22 (Call 09/15/17)[c]	50	43,625
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	100	101,397
4.63%, 06/15/45 (Call 12/15/44)	35	39,077
Paramount Resources Ltd.
6.88%, 06/30/23 (Call 06/30/18)[b]	25	25,000
Parker Drilling Co.
7.50%, 08/01/20 (Call 08/29/16)	25	19,633
Parsley Energy LLC/Parsley Finance Corp.
7.50%, 02/15/22 (Call 02/15/17)[b]	15	15,375
PBF Holding Co. LLC/PBF Finance Corp.
7.00%, 11/15/23 (Call 11/15/18)[b]	25	23,875
Permian Resources LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 01/31/17)[b]	50	29,125
Pertamina Persero PT
6.50%, 05/27/41[d]	200	228,377
Petro-Canada
6.80%, 05/15/38	100	130,239
Petrobras Global Finance BV
4.38%, 05/20/23	175	150,062
5.38%, 01/27/21	100	94,875
6.75%, 01/27/41	125	102,500
6.85%, 06/05/49	100	76,350
7.25%, 03/17/44	50	42,660
8.38%, 05/23/21	100	105,725
8.75%, 05/23/26	100	103,970
FRN, (3 mo. LIBOR US + 2.140%)
2.82%, 01/15/19	200	186,500
Petroleos de Venezuela SA
6.00%, 05/16/24[d]	100	37,250

Security	Principal (000s)	Value
6.00%, 11/15/26[d]	$200	$73,000
8.50%, 11/02/17[d]	33	25,950
9.00%, 11/17/21[d]	125	61,534
9.75%, 05/17/35[d]	150	66,000
Petroleos Mexicanos
3.50%, 07/23/20[c]	100	100,142
4.88%, 01/18/24	200	203,450
5.63%, 01/23/46	100	91,512
6.00%, 03/05/20	100	107,841
6.38%, 01/23/45	50	50,168
6.50%, 06/02/41	100	101,359
6.63%, 06/15/38	200	206,868
8.00%, 05/03/19	125	139,996
Petronas Capital Ltd.
5.25%, 08/12/19[b]	200	220,244
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	150	158,598
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	25	25,682
3.95%, 07/15/22 (Call 04/15/22)	50	52,258
Precision Drilling Corp.
6.50%, 12/15/21 (Call 12/15/16)	25	22,750
6.63%, 11/15/20 (Call 08/29/16)	25	23,123
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	25	23,562
5.38%, 10/01/22 (Call 07/01/22)[c]	25	23,875
Range Resources Corp.
5.00%, 08/15/22 (Call 02/15/17)[c]	25	22,938
5.00%, 03/15/23 (Call 03/15/18)[c]	50	46,000
Reliance Holdings USA Inc.
5.40%, 02/14/22[d]	250	282,176
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)	50	42,375
RSP Permian Inc.
6.63%, 10/01/22 (Call 10/01/17)	15	15,375
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/18)	50	33,625
7.75%, 06/15/21 (Call 06/15/17)	15	11,475
Seven Generations Energy Ltd.
6.75%, 05/01/23 (Call 05/01/18)[b,c]	25	25,250
8.25%, 05/15/20 (Call 08/29/16)[b]	10	10,300
Shell International Finance BV
2.00%, 11/15/18	250	253,578
2.25%, 11/10/20	100	102,128
2.25%, 01/06/23	25	25,061
4.30%, 09/22/19	25	27,092
4.38%, 03/25/20	120	131,395
4.38%, 05/11/45	300	323,453
Sinopec Capital 2013 Ltd.
3.13%, 04/24/23[d]	200	202,753
Sinopec Group Overseas Development 2014 Ltd.
4.38%, 04/10/24[d]	200	219,655
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/20[d]	200	203,589
SM Energy Co.
6.13%, 11/15/22 (Call 11/15/18)[c]	25	21,188
6.50%, 01/01/23 (Call 07/01/17)	25	21,250
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	25	22,125
6.70%, 01/23/25 (Call 10/23/24)[c]	50	48,500

157

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2016

Security	Principal (000s)	Value
Statoil ASA
1.15%, 05/15/18	$500	$498,567
2.45%, 01/17/23	62	62,708
3.70%, 03/01/24	100	108,536
3.95%, 05/15/43	50	51,771
Suncor Energy Inc.
6.10%, 06/01/18	25	26,876
Sunoco LP/Sunoco Finance Corp.
5.50%, 08/01/20 (Call 08/01/17)[b]	25	25,312
6.25%, 04/15/21 (Call 04/15/18)[b,c]	50	51,000
6.38%, 04/01/23 (Call 04/01/18)[b]	25	25,437
Tesoro Corp.
5.38%, 10/01/22 (Call 10/01/17)[c]	50	51,375
Total Capital International SA
2.10%, 06/19/19	150	152,917
3.75%, 04/10/24[c]	25	27,249
Total Capital SA
4.45%, 06/24/20	100	110,600
Transocean Inc.
3.75%, 10/15/17	50	49,000
8.13%, 12/15/21[c]	150	125,250
9.00%, 07/15/23 (Call 07/15/20)[b]	50	46,875
Valero Energy Corp.
4.90%, 03/15/45[c]	50	46,449
6.63%, 06/15/37	25	27,835
Vanguard Natural Resources LLC/VNR Finance Corp.
7.88%, 04/01/20 (Call 04/01/17)	50	20,500
Whiting Petroleum Corp.
5.75%, 03/15/21 (Call 12/15/20)[c]	75	62,812
WPX Energy Inc.
6.00%, 01/15/22 (Call 10/15/21)[c]	50	45,250
YPF SA
8.75%, 04/04/24[d]	200	214,500

		14,898,009
OIL & GAS SERVICES — 0.21%
Baker Hughes Inc.
5.13%, 09/15/40	100	111,674
Basic Energy Services Inc.
7.75%, 02/15/19 (Call 08/29/16)	25	8,750
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	50	51,491
3.80%, 11/15/25 (Call 08/15/25)[c]	100	103,018
5.00%, 11/15/45 (Call 05/15/45)	150	159,779
McDermott International Inc.
8.00%, 05/01/21 (Call 05/01/17)[b]	50	44,500
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)[c]	100	93,400
3.95%, 12/01/42 (Call 06/01/42)[c]	15	11,377
Schlumberger Holdings Corp.
3.00%, 12/21/20 (Call 11/21/20)[b]	70	73,428
4.00%, 12/21/25 (Call 09/21/25)[b,c]	95	103,430
Schlumberger Investment SA
3.30%, 09/14/21 (Call 06/14/21)[b]	125	133,308
SESI LLC
6.38%, 05/01/19 (Call 08/29/16)	25	24,125
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)[c]	200	165,000
8.25%, 06/15/23 (Call 03/15/23)[c]	45	41,962

		1,125,242

Security	Principal (000s)	Value
PACKAGING & CONTAINERS — 0.15%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
7.00%, 11/15/20 (Call 11/15/16)[b]	$35	$35,471
Ball Corp.
5.00%, 03/15/22[c]	50	53,500
Berry Plastics Corp.
5.13%, 07/15/23 (Call 07/15/18)[c]	25	25,812
5.50%, 05/15/22 (Call 05/15/17)[c]	50	52,250
BWAY Holding Co.
9.13%, 08/15/21 (Call 08/15/17)[b,c]	25	24,875
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23[c]	75	77,531
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22[b,c]	50	52,250
Owens-Illinois Inc.
7.80%, 05/15/18	36	39,420
Packaging Corp. of America
4.50%, 11/01/23 (Call 08/01/23)	100	110,010
PaperWorks Industries Inc.
9.50%, 08/15/19 (Call 08/29/16)[b]	25	23,687
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.13%, 07/15/23 (Call 07/15/19)[b]	140	144,375
Sealed Air Corp.
5.25%, 04/01/23 (Call 01/01/23)[b,c]	100	105,875
WestRock RKT Co.
4.90%, 03/01/22	50	55,854

		800,910
PHARMACEUTICALS — 1.34%
Abbott Laboratories
5.30%, 05/27/40	100	121,777
AbbVie Inc.
1.80%, 05/14/18	250	251,701
2.90%, 11/06/22	200	206,590
3.20%, 11/06/22 (Call 09/06/22)	100	104,621
3.60%, 05/14/25 (Call 02/14/25)	35	37,006
4.40%, 11/06/42	125	132,671
4.70%, 05/14/45 (Call 11/14/44)	100	110,535
Actavis Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	100	103,804
3.45%, 03/15/22 (Call 01/15/22)	100	105,176
3.80%, 03/15/25 (Call 12/15/24)	47	49,841
4.85%, 06/15/44 (Call 12/15/43)	100	111,221
Actavis Inc.
1.88%, 10/01/17	100	100,417
4.63%, 10/01/42 (Call 04/01/42)	150	161,942
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	100	105,541
AstraZeneca PLC
1.95%, 09/18/19	25	25,374
3.38%, 11/16/25	50	53,568
4.00%, 09/18/42	100	106,923
4.38%, 11/16/45	25	28,394
6.45%, 09/15/37	50	69,670

158

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2016

Security	Principal (000s)	Value
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)	$50	$50,712
4.00%, 06/23/25 (Call 03/23/25)	40	42,528
5.25%, 06/23/45 (Call 12/23/44)	20	23,209
Bayer U.S. Finance LLC
1.50%, 10/06/17[b]	200	200,234
Bristol-Myers Squibb Co.
4.50%, 03/01/44 (Call 09/01/43)	100	124,698
Cardinal Health Inc.
3.75%, 09/15/25 (Call 06/15/25)[c]	100	109,566
Eli Lilly & Co.
1.95%, 03/15/19	175	178,335
EMD Finance LLC
3.25%, 03/19/25 (Call 12/19/24)[b]	75	77,888
Endo Finance LLC/Endo Finco Inc.
5.38%, 01/15/23 (Call 07/15/17)[b]	100	86,750
7.25%, 01/15/22 (Call 08/29/16)[b]	50	46,240
Express Scripts Holding Co.
2.25%, 06/15/19	250	254,830
4.50%, 02/25/26 (Call 11/25/25)	50	55,674
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	25	26,301
6.38%, 05/15/38	100	146,723
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	50	52,776
JLL/Delta Dutch Pledgeco BV
8.75% (9.50% PIK), 05/01/20 (Call 08/03/16)[b,c,g]	25	25,500
Johnson & Johnson
1.13%, 03/01/19	250	250,736
1.65%, 03/01/21 (Call 02/01/21)	25	25,402
3.38%, 12/05/23	100	111,451
3.55%, 03/01/36 (Call 09/01/35)	100	112,462
3.70%, 03/01/46 (Call 09/01/45)	30	34,633
4.38%, 12/05/33 (Call 06/05/33)	20	24,542
5.95%, 08/15/37	50	75,023
McKesson Corp.
2.28%, 03/15/19	50	50,992
4.88%, 03/15/44 (Call 09/15/43)[c]	100	118,812
Mead Johnson Nutrition Co.
3.00%, 11/15/20	30	31,288
4.13%, 11/15/25 (Call 08/15/25)	200	219,540
Merck & Co. Inc.
2.75%, 02/10/25 (Call 11/10/24)	250	262,500
2.80%, 05/18/23	50	52,663
4.15%, 05/18/43	100	114,665
Mylan NV
5.25%, 06/15/46 (Call 12/15/45)[b]	100	112,871
NBTY Inc.
7.63%, 05/15/21 (Call 05/15/18)[b,c]	50	51,000
Novartis Capital Corp.
2.40%, 09/21/22	100	103,878
3.00%, 11/20/25 (Call 08/20/25)	100	107,307
4.00%, 11/20/45 (Call 05/20/45)	50	57,599
Novartis Securities Investment Ltd.
5.13%, 02/10/19	150	164,760

Security	Principal (000s)	Value
Perrigo Finance Unlimited Co.
4.38%, 03/15/26 (Call 12/15/25)	$200	$214,557
Pfizer Inc.
1.20%, 06/01/18[c]	100	100,195
2.10%, 05/15/19	25	25,574
6.20%, 03/15/19	150	168,723
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36[c]	30	38,584
Teva Pharmaceutical Finance Netherlands III BV
1.40%, 07/20/18	25	25,072
1.70%, 07/19/19	25	25,174
4.10%, 10/01/46	100	103,350
Valeant Pharmaceuticals International Inc.
5.38%, 03/15/20 (Call 03/15/17)[b]	50	44,594
5.50%, 03/01/23 (Call 03/01/18)[b]	50	41,250
5.88%, 05/15/23 (Call 05/15/18)[b]	75	62,438
6.13%, 04/15/25 (Call 04/15/20)[b]	75	62,250
6.38%, 10/15/20 (Call 10/15/16)[b]	50	45,125
6.75%, 08/15/18 (Call 08/29/16)[b,c]	25	24,688
7.50%, 07/15/21 (Call 08/29/16)[b]	50	46,500
Wyeth LLC
5.95%, 04/01/37	200	268,470
Zoetis Inc.
3.45%, 11/13/20 (Call 10/13/20)	30	31,213
4.50%, 11/13/25 (Call 08/13/25)	150	167,574

		7,066,191
PIPELINES — 1.00%
APT Pipelines Ltd.
4.20%, 03/23/25 (Call 12/23/24)[b]	50	51,469
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)	50	49,823
Colonial Pipeline Co.
3.75%, 10/01/25 (Call 07/01/25)[b,c]	50	52,791
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.25%, 04/01/23 (Call 04/01/18)	50	46,500
DCP Midstream LLC
4.75%, 09/30/21[b]	50	47,875
5.35%, 03/15/20[b]	75	75,375
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	50	47,125
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	50	46,122
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	30	29,258
5.88%, 10/15/25 (Call 07/15/25)[c]	100	109,585
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)	25	23,823
Energy Transfer Equity LP
5.50%, 06/01/27 (Call 03/01/27)	50	48,595
7.50%, 10/15/20	25	26,938
Energy Transfer Partners LP
5.15%, 03/15/45 (Call 09/15/44)	100	93,084
5.20%, 02/01/22 (Call 11/01/21)	300	316,290
EnLink Midstream Partners LP
4.85%, 07/15/26 (Call 04/15/26)	25	24,404
5.60%, 04/01/44 (Call 10/01/43)	50	43,453

159

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2016

Security	Principal (000s)	Value
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	$300	$308,526
3.95%, 02/15/27 (Call 11/15/26)	75	79,165
4.85%, 03/15/44 (Call 09/15/43)	100	104,017
4.90%, 05/15/46 (Call 11/15/45)	25	26,452
5.10%, 02/15/45 (Call 08/15/44)	50	54,004
Genesis Energy LP/Genesis Energy Finance Corp.
5.75%, 02/15/21 (Call 02/15/17)	50	49,500
Gulfstream Natural Gas System LLC
4.60%, 09/15/25 (Call 06/15/25)[b]	50	53,213
Holly Energy Partners LP/Holly Energy Finance Corp.
6.00%, 08/01/24 (Call 08/01/19)[b]	25	25,313
Kinder Morgan Energy Partners LP
6.95%, 01/15/38	75	83,636
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	500	507,601
4.30%, 06/01/25 (Call 03/01/25)[c]	100	103,565
5.30%, 12/01/34 (Call 06/01/34)	125	121,574
5.55%, 06/01/45 (Call 12/01/44)	100	100,144
7.80%, 08/01/31	25	29,385
Magellan Midstream Partners LP
3.20%, 03/15/25 (Call 12/15/24)	50	49,593
4.20%, 12/01/42 (Call 06/01/42)	25	24,075
MPLX LP
5.50%, 02/15/23 (Call 08/15/17)[b]	100	102,000
NGPL PipeCo LLC
9.63%, 06/01/19 (Call 08/29/16)[b,c]	50	52,375
ONEOK Inc.
7.50%, 09/01/23 (Call 06/01/23)	50	54,750
ONEOK Partners LP
5.00%, 09/15/23 (Call 06/15/23)	125	130,468
6.20%, 09/15/43 (Call 03/15/43)	50	52,418
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	250	233,654
Regency Energy Partners LP/Regency Energy Finance Corp.
5.88%, 03/01/22 (Call 12/01/21)	50	53,980
Rockies Express Pipeline LLC
5.63%, 04/15/20[b,c]	50	51,500
6.00%, 01/15/19[b]	25	25,844
Sabine Pass Liquefaction LLC
5.63%, 03/01/25 (Call 12/01/24)	50	51,047
5.75%, 05/15/24 (Call 02/15/24)	100	102,500
Spectra Energy Capital LLC
8.00%, 10/01/19	50	56,993
Spectra Energy Partners LP
3.50%, 03/15/25 (Call 12/15/24)[c]	100	102,122
Sunoco Logistics Partners Operations LP
5.35%, 05/15/45 (Call 11/15/44)	100	99,425
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 05/15/18)	50	46,375
5.00%, 01/15/18 (Call 10/15/17)	50	50,375
6.63%, 10/01/20 (Call 10/01/16)	30	30,675

Security	Principal (000s)	Value
TC PipeLines LP
4.38%, 03/13/25 (Call 12/13/24)	$25	$25,027
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19 (Call 09/15/19)	25	26,563
6.25%, 10/15/22 (Call 10/15/18)	50	52,000
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	25	26,651
4.88%, 01/15/26 (Call 10/15/25)[c]	80	90,893
7.63%, 01/15/39	150	218,309
Western Gas Partners LP
3.95%, 06/01/25 (Call 03/01/25)	85	82,167
Williams Companies Inc. (The)
4.55%, 06/24/24 (Call 03/24/24)[c]	100	95,250
Williams Partners LP
3.60%, 03/15/22 (Call 01/15/22)	100	97,580
4.00%, 09/15/25 (Call 06/15/25)	100	95,255
4.30%, 03/04/24 (Call 12/04/23)	150	147,141
4.90%, 01/15/45 (Call 07/15/44)	50	43,258
5.25%, 03/15/20	25	26,220
Williams Partners LP/ACMP Finance Corp.
6.13%, 07/15/22 (Call 01/15/17)	100	103,000

		5,278,088
PRIVATE EQUITY — 0.01%
Apollo Management Holdings LP
4.40%, 05/27/26 (Call 02/27/26)[b]	25	26,177
KKR Group Finance Co. III LLC
5.13%, 06/01/44 (Call 12/01/43)[b]	50	51,453

		77,630
REAL ESTATE — 0.27%
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	100	103,923
Country Garden Holdings Co. Ltd.
7.50%, 01/10/23 (Call 01/10/18)[b]	200	216,184
Evergrande Real Estate Group Ltd.
8.75%, 10/30/18 (Call 10/30/16)[d]	200	206,000
Prologis LP
4.25%, 08/15/23 (Call 05/15/23)	75	83,353
Realogy Group LLC/Realogy Co-Issuer Corp.
5.25%, 12/01/21 (Call 12/01/17)[b]	25	26,125
Scentre Group Trust 1/Scentre Group Trust 2
2.38%, 11/05/19 (Call 10/06/19)[b]	100	101,691
Sino-Ocean Land Treasure Finance I Ltd.
6.00%, 07/30/24[d]	200	220,550
Sun Hung Kai Properties Capital Market Ltd.
3.63%, 01/16/23[d]	200	213,199
Vonovia Finance BV
3.20%, 10/02/17[b]	50	50,837
WEA Finance LLC/Westfield UK & Europe Finance PLC
2.70%, 09/17/19 (Call 08/17/19)[b]	200	204,775

		1,426,637

160

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2016

Security	Principal (000s)	Value
REAL ESTATE INVESTMENT TRUSTS — 0.53%
American Tower Corp.
3.38%, 10/15/26 (Call 07/15/26)[c]	$50	$51,521
3.40%, 02/15/19	200	209,129
AvalonBay Communities Inc.
3.45%, 06/01/25 (Call 03/03/25)	30	31,764
Boston Properties LP
3.80%, 02/01/24 (Call 11/01/23)	75	81,125
3.85%, 02/01/23 (Call 11/01/22)	75	81,238
Camden Property Trust
3.50%, 09/15/24 (Call 06/15/24)	100	103,774
Communications Sales & Leasing Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 04/15/18)[b,c]	25	25,797
8.25%, 10/15/23 (Call 04/15/19)[c]	25	25,531
Corporate Office Properties LP
5.25%, 02/15/24 (Call 11/15/23)	25	26,539
Corrections Corp. of America
5.00%, 10/15/22 (Call 07/15/22)	50	52,313
Crown Castle International Corp.
4.88%, 04/15/22	25	27,743
5.25%, 01/15/23	40	45,544
DDR Corp.
3.63%, 02/01/25 (Call 11/01/24)	100	100,827
Digital Realty Trust LP
3.95%, 07/01/22 (Call 05/01/22)	50	52,950
4.75%, 10/01/25 (Call 07/01/25)	50	53,528
Duke Realty LP
4.38%, 06/15/22 (Call 03/15/22)	50	54,529
Equinix Inc.
5.88%, 01/15/26 (Call 01/15/21)[c]	50	53,875
ERP Operating LP
2.38%, 07/01/19 (Call 06/01/19)	100	102,113
4.50%, 06/01/45 (Call 12/01/44)	30	34,251
4.63%, 12/15/21 (Call 09/15/21)	25	28,244
ESH Hospitality Inc.
5.25%, 05/01/25 (Call 05/01/20)[b]	50	49,750
GEO Group Inc. (The)
6.00%, 04/15/26 (Call 04/15/21)	50	51,313
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	25	25,307
4.00%, 06/01/25 (Call 03/01/25)	100	101,606
5.38%, 02/01/21 (Call 11/03/20)	150	168,724
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	25	26,703
Host Hotels & Resorts LP
4.00%, 06/15/25 (Call 03/15/25)	75	77,156
iStar Inc.
4.00%, 11/01/17 (Call 08/01/17)[c]	50	49,625
7.13%, 02/15/18	48	49,440
Kimco Realty Corp.
4.25%, 04/01/45 (Call 10/01/44)	50	53,068
Mack-Cali Realty LP
3.15%, 05/15/23 (Call 02/15/23)	25	23,239

Security	Principal (000s)	Value
MPT Operating Partnership LP/MPT Finance Corp.
6.38%, 03/01/24 (Call 03/01/19)	$25	$27,250
Realty Income Corp.
3.88%, 07/15/24 (Call 04/15/24)	50	52,432
Simon Property Group LP
2.20%, 02/01/19 (Call 11/01/18)	50	51,097
2.50%, 07/15/21 (Call 04/15/21)[c]	25	25,888
3.30%, 01/15/26 (Call 10/15/25)	55	58,790
3.75%, 02/01/24 (Call 11/01/23)	200	220,265
Ventas Realty LP
3.50%, 02/01/25 (Call 11/01/24)[c]	200	206,393
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)	150	159,187
Weyerhaeuser Co.
7.38%, 03/15/32[c]	50	67,776

		2,787,344
RETAIL — 1.07%
1011778 BC ULC/New Red Finance Inc.
6.00%, 04/01/22 (Call 10/01/17)[b,c]	100	104,875
AmeriGas Finance LLC/AmeriGas Finance Corp.
7.00%, 05/20/22 (Call 05/20/17)[c]	50	52,687
Asbury Automotive Group Inc.
6.00%, 12/15/24 (Call 12/15/19)	25	25,637
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	45	46,328
AutoZone Inc.
3.25%, 04/15/25 (Call 01/15/25)	35	36,692
Bed Bath & Beyond Inc.
5.17%, 08/01/44 (Call 02/01/44)	25	22,531
Best Buy Co. Inc.
5.00%, 08/01/18	50	52,750
BMC Stock Holdings Inc.
9.00%, 09/15/18 (Call 08/29/16)[b]	7	7,280
Bon-Ton Department Stores Inc. (The)
8.00%, 06/15/21 (Call 08/29/16)	25	11,125
Claire’s Stores Inc.
9.00%, 03/15/19 (Call 08/29/16)[b]	50	27,500
Costco Wholesale Corp.
1.75%, 02/15/20	100	101,791
CVS Health Corp.
2.25%, 12/05/18 (Call 11/05/18)	25	25,605
2.80%, 07/20/20 (Call 06/20/20)	175	183,077
2.88%, 06/01/26 (Call 03/01/26)	100	103,100
3.50%, 07/20/22 (Call 05/20/22)	100	108,517
4.88%, 07/20/35 (Call 01/20/35)	100	119,965
5.13%, 07/20/45 (Call 01/20/45)	75	94,964
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	125	130,109
Dollar Tree Inc.
5.25%, 03/01/20 (Call 03/01/17)	50	52,000
5.75%, 03/01/23 (Call 03/01/18)	75	81,000
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 08/29/16)[c]	25	22,750
6.75%, 06/15/23 (Call 06/15/19)	25	21,937

161

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2016

Security	Principal (000s)	Value
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)[c]	$250	$256,864
3.35%, 09/15/25 (Call 06/15/25)	25	27,562
4.25%, 04/01/46 (Call 10/01/45)	125	146,887
4.40%, 03/15/45 (Call 09/15/44)	100	119,451
5.88%, 12/16/36	25	34,634
JC Penney Corp. Inc.
5.65%, 06/01/20	75	72,094
5.88%, 07/01/23 (Call 07/01/19)[b]	25	25,627
Jo-Ann Stores LLC
8.13%, 03/15/19 (Call 08/29/16)[b]	25	24,406
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC
5.00%, 06/01/24 (Call 06/01/19)[b]	70	73,150
Kohl’s Corp.
4.25%, 07/17/25 (Call 04/17/25)[c]	75	76,044
L Brands Inc.
5.63%, 02/15/22[c]	50	55,125
6.75%, 07/01/36	50	52,406
6.88%, 11/01/35	50	53,025
Landry’s Holdings II Inc.
10.25%, 01/01/18 (Call 08/29/16)[b]	32	32,600
Lowe’s Companies Inc.
3.38%, 09/15/25 (Call 06/15/25)	200	219,541
4.65%, 04/15/42 (Call 10/15/41)	125	150,132
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	250	242,947
McDonald’s Corp.
2.63%, 01/15/22	50	51,840
3.70%, 02/15/42	25	25,044
4.88%, 12/09/45 (Call 06/09/45)	200	240,681
Michaels Stores Inc.
5.88%, 12/15/20 (Call 12/15/16)[b]	50	51,937
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 10/15/16)[b,c]	50	42,380
New Albertsons Inc.
7.45%, 08/01/29	50	48,875
Penske Automotive Group Inc.
5.38%, 12/01/24 (Call 12/01/19)	25	24,875
5.75%, 10/01/22 (Call 10/01/17)[c]	15	15,227
PVH Corp.
4.50%, 12/15/22 (Call 12/15/17)	50	51,375
QVC Inc.
4.85%, 04/01/24	25	25,874
Radio Systems Corp.
8.38%, 11/01/19 (Call 08/29/16)[b]	27	28,384
Rite Aid Corp.
6.13%, 04/01/23 (Call 04/01/18)[b,c]	50	53,062
6.75%, 06/15/21 (Call 08/29/16)	75	78,844
Sally Holdings LLC/Sally Capital Inc.
5.75%, 06/01/22 (Call 06/01/17)[c]	50	52,125
Starbucks Corp.
3.85%, 10/01/23 (Call 07/01/23)[c]	50	56,260
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)[c]	25	25,062
Target Corp.
3.50%, 07/01/24	250	279,093
3.63%, 04/15/46	50	52,677

Security	Principal (000s)	Value
Toys R Us Inc.
10.38%, 08/15/17 (Call 08/29/16)	$4	$3,980
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 08/29/16)	50	49,937
Wal-Mart Stores Inc.
1.13%, 04/11/18[c]	100	100,441
3.30%, 04/22/24 (Call 01/22/24)	25	27,430
4.25%, 04/15/21	100	113,220
4.30%, 04/22/44 (Call 10/22/43)[c]	125	150,390
5.63%, 04/01/40	90	123,830
6.50%, 08/15/37	180	267,963
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	50	51,781
3.30%, 11/18/21 (Call 09/18/21)	300	317,704
4.65%, 06/01/46 (Call 12/01/45)	50	55,679
Yum! Brands Inc.
3.88%, 11/01/23 (Call 08/01/23)	50	49,250

		5,609,935
SAVINGS & LOANS — 0.04%
Nationwide Building Society
2.35%, 01/21/20[b]	200	202,306

		202,306
SEMICONDUCTORS — 0.32%
Advanced Micro Devices Inc.
7.50%, 08/15/22	25	24,188
7.75%, 08/01/20 (Call 08/29/16)[c]	25	24,687
Amkor Technology Inc.
6.63%, 06/01/21 (Call 08/29/16)	50	50,375
Analog Devices Inc.
3.90%, 12/15/25 (Call 09/15/25)	150	158,749
5.30%, 12/15/45 (Call 06/15/45)	25	26,780
Applied Materials Inc.
3.90%, 10/01/25 (Call 07/01/25)	65	71,910
5.10%, 10/01/35 (Call 04/01/35)	40	46,674
5.85%, 06/15/41	25	31,375
Intel Corp.
1.35%, 12/15/17	150	151,098
3.10%, 07/29/22	50	53,733
4.80%, 10/01/41	25	29,254
4.90%, 07/29/45 (Call 01/29/45)	150	179,767
Micron Technology Inc.
5.25%, 08/01/23 (Call 02/01/18)[b]	50	44,750
5.50%, 02/01/25 (Call 08/01/19)	25	22,438
5.63%, 01/15/26 (Call 05/01/20)[b]	25	22,188
7.50%, 09/15/23 (Call 04/15/19)[b]	25	27,336
NXP BV/NXP Funding LLC
4.63%, 06/01/23[b]	200	207,126
Qorvo Inc.
6.75%, 12/01/23 (Call 12/01/18)[b,c]	50	53,750
QUALCOMM Inc.
2.25%, 05/20/20	55	56,660
3.45%, 05/20/25 (Call 02/20/25)	50	53,801
4.65%, 05/20/35 (Call 11/20/34)	50	54,945
4.80%, 05/20/45 (Call 11/20/44)	50	55,032
Sensata Technologies BV
4.88%, 10/15/23[b,c]	50	51,500
Texas Instruments Inc.
1.65%, 08/03/19	200	202,298

		1,700,414

162

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2016

Security	Principal (000s)	Value
SHIPBUILDING — 0.01%
Huntington Ingalls Industries Inc.
5.00%, 12/15/21 (Call 12/15/17)[b]	$50	$52,500

		52,500
SOFTWARE — 0.59%
Activision Blizzard Inc.
5.63%, 09/15/21 (Call 09/15/16)[b]	40	41,862
6.13%, 09/15/23 (Call 09/15/18)[b]	50	54,562
Autodesk Inc.
4.38%, 06/15/25 (Call 03/15/25)	40	42,405
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 08/29/16)[b]	15	12,225
BMC Software Inc.
7.25%, 06/01/18	28	26,600
Boxer Parent Co. Inc.
9.00% (9.75% PIK), 10/15/19 (Call 08/29/16)[b,g]	25	21,125
Change Healthcare Holdings Inc.
11.00%, 12/31/19 (Call 08/29/16)[c]	33	34,898
Dubai DOF Sukuk Ltd.
3.88%, 01/30/23[d]	200	207,500
Fidelity National Information Services Inc.
3.63%, 10/15/20 (Call 09/15/20)	50	52,932
5.00%, 03/15/22 (Call 03/15/17)	50	51,961
5.00%, 10/15/25 (Call 07/15/25)	100	115,358
First Data Corp.
5.00%, 01/15/24 (Call 01/15/19)[b]	40	40,300
5.38%, 08/15/23 (Call 08/15/18)[b]	50	51,312
5.75%, 01/15/24 (Call 01/15/19)[b,c]	50	50,249
7.00%, 12/01/23 (Call 12/01/18)[b]	50	51,437
Infor U.S. Inc.
6.50%, 05/15/22 (Call 05/15/18)	75	74,250
Informatica LLC
7.13%, 07/15/23 (Call 07/15/18)[b,c]	25	24,625
Microsoft Corp.
2.00%, 11/03/20 (Call 10/03/20)	120	123,148
2.65%, 11/03/22 (Call 09/03/22)	25	26,101
3.50%, 02/12/35 (Call 08/12/34)[c]	200	208,471
3.63%, 12/15/23 (Call 09/15/23)	275	303,777
3.75%, 02/12/45 (Call 08/12/44)	125	129,206
4.75%, 11/03/55 (Call 05/03/55)	50	58,352
Nuance Communications Inc.
5.38%, 08/15/20 (Call 08/29/16)[b,c]	50	51,250
Open Text Corp.
5.88%, 06/01/26 (Call 06/01/21)[b]	70	72,757
Oracle Corp.
2.25%, 10/08/19	300	309,823
2.50%, 05/15/22 (Call 03/15/22)	300	308,726
3.63%, 07/15/23	100	108,612
3.90%, 05/15/35 (Call 11/15/34)	100	103,185
4.00%, 07/15/46 (Call 01/15/46)	100	102,818
4.50%, 07/08/44 (Call 01/08/44)[c]	150	164,293
Solera LLC/Solera Finance Inc.
10.50%, 03/01/24 (Call 03/01/19)[b]	50	53,969

		3,078,089

Security	Principal (000s)	Value
TELECOMMUNICATIONS — 1.99%
America Movil SAB de CV
6.38%, 03/01/35	$125	$159,653
AT&T Inc.
1.40%, 12/01/17	350	350,402
3.40%, 05/15/25 (Call 02/15/25)	400	413,833
3.90%, 03/11/24 (Call 12/11/23)	175	188,220
3.95%, 01/15/25 (Call 10/15/24)	150	161,669
4.35%, 06/15/45 (Call 12/15/44)	350	349,456
4.45%, 05/15/21	75	82,911
4.45%, 04/01/24 (Call 01/01/24)	100	110,917
4.50%, 05/15/35 (Call 11/15/34)	50	52,956
4.75%, 05/15/46 (Call 11/15/45)	200	211,817
5.00%, 03/01/21	75	84,172
5.15%, 03/15/42[c]	50	55,159
5.35%, 09/01/40	25	28,346
5.65%, 02/15/47 (Call 08/15/46)[c]	50	59,707
5.88%, 10/01/19	50	56,641
Avaya Inc.
10.50%, 03/01/21 (Call 03/01/17)[b]	50	13,500
B Communications Ltd.
7.38%, 02/15/21 (Call 02/15/17)[b]	100	107,750
Bharti Airtel International Netherlands BV
5.13%, 03/11/23[d]	200	218,330
British Telecommunications PLC
2.35%, 02/14/19	200	204,923
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	25	26,895
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)[c]	50	47,394
5.80%, 03/15/22[c]	50	51,125
6.15%, 09/15/19	27	28,688
7.60%, 09/15/39	50	44,750
Series V
5.63%, 04/01/20[c]	25	26,438
Series Y
7.50%, 04/01/24 (Call 01/01/24)	50	53,375
Cincinnati Bell Inc.
8.38%, 10/15/20 (Call 08/29/16)[c]	25	25,906
Cisco Systems Inc.
2.20%, 02/28/21	275	283,588
2.60%, 02/28/23	100	105,339
5.50%, 01/15/40	75	100,326
5.90%, 02/15/39	50	69,089
CommScope Inc.
5.00%, 06/15/21 (Call 06/15/17)[b,c]	50	51,812
5.50%, 06/15/24 (Call 06/15/19)[b]	50	52,000
CommScope Technologies Finance LLC
6.00%, 06/15/25 (Call 06/15/20)[b,c]	25	26,375
Consolidated Communications Inc.
6.50%, 10/01/22 (Call 10/01/17)	25	23,000
CPI International Inc.
8.75%, 02/15/18 (Call 08/29/16)	27	27,135
Deutsche Telekom International Finance BV
8.75%, 06/15/30	150	235,092
Digicel Group Ltd.
8.25%, 09/30/20 (Call 09/30/16)[d]	200	182,500

163

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2016

Security	Principal (000s)	Value
Frontier Communications Corp.
6.25%, 09/15/21 (Call 06/15/21)	$50	$48,625
7.13%, 03/15/19	50	53,500
7.13%, 01/15/23	50	46,375
7.63%, 04/15/24	50	46,125
8.50%, 04/15/20[c]	50	53,800
9.00%, 08/15/31	25	23,438
11.00%, 09/15/25 (Call 06/15/25)	100	106,750
Harris Corp.
4.40%, 12/15/20	100	108,767
HC2 Holdings Inc.
11.00%, 12/01/19 (Call 12/01/16)[b]	10	9,550
Hughes Satellite Systems Corp.
5.25%, 08/01/26[b]	35	34,912
6.63%, 08/01/26[b]	25	24,813
7.63%, 06/15/21	50	53,500
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)	40	26,200
7.25%, 10/15/20 (Call 08/29/16)	50	36,375
7.50%, 04/01/21 (Call 08/29/16)	25	17,750
8.00%, 02/15/24 (Call 02/15/19)[b,c]	50	47,750
Intelsat Luxembourg SA
6.75%, 06/01/18 (Call 06/01/17)[c]	25	15,375
7.75%, 06/01/21 (Call 06/01/17)	50	11,500
Level 3 Financing Inc.
5.25%, 03/15/26 (Call 03/15/21)[b]	30	31,388
5.38%, 08/15/22 (Call 08/15/17)	50	52,500
5.38%, 01/15/24 (Call 01/15/19)	50	52,437
Motorola Solutions Inc.
3.50%, 09/01/21	100	102,191
Ooredoo International Finance Ltd.
3.25%, 02/21/23[b,c]	200	204,500
Orange SA
5.50%, 02/06/44 (Call 08/06/43)	100	127,573
Plantronics Inc.
5.50%, 05/31/23 (Call 05/15/18)[b]	50	50,625
Qwest Corp.
6.75%, 12/01/21	125	137,187
Rogers Communications Inc.
3.63%, 12/15/25 (Call 09/15/25)	75	81,277
4.10%, 10/01/23 (Call 07/01/23)	100	111,863
Sprint Capital Corp.
6.88%, 11/15/28	50	42,875
8.75%, 03/15/32	35	32,638
Sprint Communications Inc.
6.00%, 11/15/22	100	85,788
7.00%, 03/01/20[b]	50	53,062
7.00%, 08/15/20	50	47,490
9.00%, 11/15/18[b]	100	108,375
Sprint Corp.
7.13%, 06/15/24	100	88,380
7.25%, 09/15/21	100	93,313
7.88%, 09/15/23	100	91,313
T-Mobile USA Inc.
6.25%, 04/01/21 (Call 04/01/17)	50	52,312
6.38%, 03/01/25 (Call 09/01/19)[c]	50	53,500

Security	Principal (000s)	Value
6.50%, 01/15/24 (Call 01/15/19)	$50	$53,500
6.50%, 01/15/26 (Call 01/15/21)[c]	50	54,150
6.54%, 04/28/20 (Call 08/09/16)	50	51,625
6.63%, 11/15/20 (Call 08/09/16)	21	21,630
6.63%, 04/01/23 (Call 04/01/18)[c]	50	53,665
6.73%, 04/28/22 (Call 04/28/17)	50	52,375
Telecom Italia Capital SA
7.20%, 07/18/36	100	103,000
Telefonica Emisiones SAU
5.46%, 02/16/21	275	315,089
Verizon Communications Inc.
3.50%, 11/01/24 (Call 08/01/24)[c]	200	215,337
4.15%, 03/15/24 (Call 12/15/23)	50	55,741
4.27%, 01/15/36	350	365,718
4.50%, 09/15/20	250	277,737
4.75%, 11/01/41	150	164,506
5.01%, 08/21/54	200	220,158
5.05%, 03/15/34 (Call 12/15/33)	400	452,265
6.55%, 09/15/43	46	62,849
VimpelCom Holdings BV
7.50%, 03/01/22[d]	200	221,102
Virgin Media Finance PLC
6.00%, 10/15/24 (Call 10/15/19)[b]	200	202,500
Vodafone Group PLC
1.50%, 02/19/18	250	250,334
6.15%, 02/27/37	100	121,691
West Corp.
4.75%, 07/15/21 (Call 07/15/18)[b,c]	25	25,188
5.38%, 07/15/22 (Call 07/15/17)[b,c]	50	46,625
Wind Acquisition Finance SA
4.75%, 07/15/20 (Call 08/29/16)[b]	200	199,126
Windstream Services LLC
6.38%, 08/01/23 (Call 02/01/18)	25	21,625
7.50%, 06/01/22 (Call 06/01/17)	25	23,000
7.75%, 10/15/20 (Call 08/29/16)	25	24,922

		10,492,339
TOYS, GAMES & HOBBIES — 0.01%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	25	25,837
6.35%, 03/15/40	15	18,658

		44,495
TRANSPORTATION — 0.58%
Air Medical Merger Sub Corp.
6.38%, 05/15/23 (Call 05/15/18)[b]	25	24,125
AP Moeller – Maersk A/S
3.88%, 09/28/25 (Call 06/28/25)[b]	50	51,415
Burlington Northern Santa Fe LLC
3.75%, 04/01/24 (Call 01/01/24)	25	27,894
4.15%, 04/01/45 (Call 10/01/44)	150	170,598
4.70%, 10/01/19	100	110,483
4.90%, 04/01/44 (Call 10/01/43)	125	156,040
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	50	51,224
4.80%, 08/01/45 (Call 02/01/45)	45	53,236
CSX Corp.
3.35%, 11/01/25 (Call 08/01/25)	200	214,475

164

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2016

Security	Principal (000s)	Value
4.10%, 03/15/44 (Call 09/15/43)	$35	$38,210
4.75%, 05/30/42 (Call 11/30/41)	75	87,609
FedEx Corp.
3.20%, 02/01/25	125	132,460
3.25%, 04/01/26 (Call 01/01/26)	50	53,047
4.75%, 11/15/45 (Call 05/15/45)	100	116,745
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 08/29/16)[b]	50	51,250
Hornbeck Offshore Services Inc.
5.00%, 03/01/21 (Call 08/29/16)	25	15,688
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	50	51,947
Kansas City Southern
3.13%, 06/01/26 (Call 03/01/26)	100	102,637
Kazakhstan Temir Zholy Finance BV
6.38%, 10/06/20[b]	200	211,420
Martin Midstream Partners LP/Martin Midstream Finance Corp.
7.25%, 02/15/21 (Call 02/15/17)	15	14,288
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 01/15/17)[b]	25	12,156
Norfolk Southern Corp.
4.65%, 01/15/46 (Call 07/15/45)	30	35,822
4.80%, 08/15/43 (Call 02/15/43)	150	179,757
Russian Railways via RZD Capital PLC
5.70%, 04/05/22[d]	200	213,710
Ryder System Inc.
2.50%, 05/11/20 (Call 04/11/20)	35	35,171
2.88%, 09/01/20 (Call 08/01/20)	85	86,429
Union Pacific Corp.
2.25%, 06/19/20 (Call 05/19/20)	250	257,263
3.88%, 02/01/55 (Call 08/01/54)	100	104,833
4.05%, 11/15/45 (Call 05/15/45)	50	56,538
United Parcel Service Inc.
1.13%, 10/01/17	200	200,724
2.45%, 10/01/22	25	26,046
6.20%, 01/15/38	25	36,680
XPO Logistics Inc.
6.50%, 06/15/22 (Call 06/15/18)[b]	50	49,500
7.88%, 09/01/19 (Call 09/01/16)[b]	25	25,938

		3,055,358
TRUCKING & LEASING — 0.05%
Aviation Capital Group Corp.
4.88%, 10/01/25 (Call 07/01/25)[b]	50	52,170
Flexi-Van Leasing Inc.
7.88%, 08/15/18 (Call 08/29/16)[b]	44	43,120
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)[c]	50	48,855
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.30%, 04/01/21 (Call 03/01/21)[b]	100	103,362
3.38%, 02/01/22 (Call 12/01/21)[b]	25	25,508

		273,015
WATER — 0.02%
American Water Capital Corp.
4.30%, 09/01/45 (Call 03/01/45)	75	88,050

		88,050

TOTAL CORPORATE BONDS & NOTES (Cost: $177,459,658)		181,797,246

Security	Principal (000s)	Value
FOREIGN GOVERNMENT OBLIGATIONS[i] — 5.32%

ARGENTINA — 0.16%
Argentina Bonar Bonds
8.75%, 05/07/24	$75	$85,449
Argentine Republic Government International Bond
2.50%, 12/31/38[f]	25	16,875
2.50%, 12/31/38[f]	200	135,500
6.88%, 04/22/21[d]	150	161,400
7.50%, 04/22/26[d]	150	162,900
8.28%, 12/31/33	70	76,902
8.28%, 12/31/33	161	180,986

		820,012
AZERBAIJAN — 0.04%
Republic of Azerbaijan International Bond
4.75%, 03/18/24[d]	200	202,180

		202,180
BAHRAIN — 0.04%
Bahrain Government International Bond
6.13%, 08/01/23[d]	200	206,000

		206,000
BELGIUM — 0.04%
Belgium Government International Bond
2.88%, 09/18/24	200	216,751

		216,751
BRAZIL — 0.17%
Banco Nacional de Desenvolvimento Economico e Social
5.50%, 07/12/20[d]	200	210,300
Brazilian Government International Bond
4.88%, 01/22/21	100	106,150
5.00%, 01/27/45	200	182,800
7.13%, 01/20/37	125	144,500
8.75%, 02/04/25	100	129,250
10.13%, 05/15/27	100	146,750

		919,750
CANADA — 0.37%
Canada Government International Bond
1.13%, 03/19/18	500	503,269
Export Development Canada
1.50%, 05/26/21	100	101,481
Province of British Columbia Canada
2.00%, 10/23/22	125	129,132
Province of Manitoba Canada
3.05%, 05/14/24	100	109,001
Province of Ontario Canada
1.10%, 10/25/17	575	577,100
2.00%, 01/30/19	50	51,120
3.20%, 05/16/24	100	109,640
Province of Quebec Canada
2.88%, 10/16/24	100	107,577
4.63%, 05/14/18	225	239,912

		1,928,232
CHILE — 0.04%
Chile Government International Bond
3.13%, 03/27/25	200	214,194

		214,194
CHINA — 0.04%
Export-Import Bank of China/The via Avi Funding Co Ltd.
2.85%, 09/16/20[d]	200	205,104

		205,104

165

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2016

Security	Principal (000s)	Value
COLOMBIA — 0.11%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	$200	$193,500
5.00%, 06/15/45 (Call 12/15/44)	200	205,234
7.38%, 03/18/19	100	113,816
8.13%, 05/21/24[c]	50	65,039

		577,589
COSTA RICA — 0.04%
Costa Rica Government International Bond
4.25%, 01/26/23[d]	200	194,500

		194,500
CROATIA — 0.04%
Croatia Government International Bond
6.00%, 01/26/24[d]	200	221,350

		221,350
DENMARK — 0.06%
Kommunekredit
1.13%, 01/16/18[d]	300	300,930

		300,930
DOMINICAN REPUBLIC — 0.06%
Dominican Republic International Bond
5.88%, 04/18/24[d]	100	105,750
6.60%, 01/28/24[d]	100	110,250
7.45%, 04/30/44[d]	100	114,000

		330,000
ECUADOR — 0.03%
Ecuador Government International Bond
7.95%, 06/20/24[d]	200	173,500

		173,500
EGYPT — 0.02%
Egypt Government International Bond
5.75%, 04/29/20[d]	100	102,400

		102,400
EL SALVADOR — 0.04%
El Salvador Government International Bond
6.38%, 01/18/27[d]	200	203,000

		203,000
FINLAND — 0.04%
Finland Government International Bond
1.75%, 09/10/19[b]	200	204,513

		204,513
FRANCE — 0.12%
Caisse d’Amortissement de la Dette Sociale
1.50%, 01/28/19[b]	250	252,342
3.00%, 10/26/20	350	372,489

		624,831
GERMANY — 0.06%
FMS Wertmanagement AoeR
1.00%, 11/21/17	200	200,515
State of North Rhine-Westphalia
1.63%, 01/22/20[d]	100	101,057

		301,572
GHANA — 0.03%
Ghana Government International Bond
8.13%, 01/18/26[d]	200	173,124

		173,124
GUATEMALA — 0.04%
Guatemala Government Bond
5.75%, 06/06/22[d]	200	227,000

		227,000

Security	Principal (000s)	Value
HUNGARY — 0.12%
Hungary Government International Bond
4.00%, 03/25/19	$122	$126,941
5.38%, 03/25/24[c]	200	226,026
6.38%, 03/29/21	50	57,221
Magyar Export-Import Bank Zrt
4.00%, 01/30/20[d]	200	205,600

		615,788
INDONESIA — 0.23%
Indonesia Government International Bond
3.38%, 04/15/23[d]	200	203,877
4.13%, 01/15/25[d]	200	211,885
5.88%, 03/13/20[d]	100	111,782
6.75%, 01/15/44[d]	200	270,693
Perusahaan Penerbit SBSN Indonesia III
4.35%, 09/10/24[d]	200	212,000
4.55%, 03/29/26[d]	200	215,000

		1,225,237
ITALY — 0.04%
Italy Government International Bond
6.88%, 09/27/23[c]	150	188,976

		188,976
IVORY COAST — 0.04%
Ivory Coast Government International Bond
6.38%, 03/03/28[d]	200	200,516

		200,516
JAMAICA — 0.02%
Jamaica Government International Bond
8.00%, 03/15/39[c]	100	117,375

		117,375
JAPAN — 0.13%
Japan Bank for International Cooperation/Japan
1.75%, 11/13/18	400	404,293
1.88%, 04/20/21	100	101,803
Japan Finance Organization for Municipalities
2.13%, 04/13/21[b]	200	203,909

		710,005
KAZAKHSTAN — 0.04%
Kazakhstan Government International Bond
4.88%, 10/14/44[d]	200	198,624

		198,624
LEBANON — 0.12%
Lebanon Government International Bond
6.00%, 01/27/23[d]	100	97,500
6.65%, 04/22/24[d]	100	98,630
6.65%, 02/26/30[d]	200	194,040
6.75%, 11/29/27[d]	25	24,668
8.25%, 04/12/21[d]	100	108,375
9.00%, 03/20/17	100	101,755

		624,968
LITHUANIA — 0.02%
Lithuania Government International Bond
7.38%, 02/11/20[d]	100	117,898

		117,898
MALAYSIA — 0.04%
Malaysia Sovereign Sukuk Bhd
3.04%, 04/22/25[d]	200	203,947

		203,947

166

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2016

Security	Principal (000s)	Value
MEXICO — 0.20%
Mexico Government International Bond
3.63%, 03/15/22	$200	$212,039
4.00%, 10/02/23	50	54,010
4.75%, 03/08/44	200	215,836
5.55%, 01/21/45[c]	300	361,836
5.95%, 03/19/19	200	222,786

		1,066,507
MOROCCO — 0.04%
Morocco Government International Bond
4.25%, 12/11/22[d]	200	214,850

		214,850
NORWAY — 0.05%
Kommunalbanken AS
2.13%, 03/15/19[b]	250	256,504

		256,504
PAKISTAN — 0.04%
Pakistan Government International Bond
8.25%, 09/30/25[d]	200	223,108

		223,108
PANAMA — 0.07%
Panama Government International Bond
5.20%, 01/30/20	100	110,753
6.70%, 01/26/36	200	271,305

		382,058
PERU — 0.05%
Peruvian Government International Bond
5.63%, 11/18/50[c]	200	254,600

		254,600
PHILIPPINES — 0.14%
Philippine Government International Bond
5.00%, 01/13/37	200	265,500
6.38%, 10/23/34	100	148,125
6.50%, 01/20/20	200	233,750
9.50%, 02/02/30	50	86,750

		734,125
POLAND — 0.07%
Poland Government International Bond
5.00%, 03/23/22	200	229,250
6.38%, 07/15/19	100	113,875

		343,125
QATAR — 0.11%
Qatar Government International Bond
3.25%, 06/02/26[d]	200	205,036
4.50%, 01/20/22[b]	200	222,460
6.40%, 01/20/40[b]	100	135,325

		562,821
ROMANIA — 0.02%
Romanian Government International Bond
6.75%, 02/07/22[c,d]	100	119,590

		119,590
RUSSIA — 0.19%
Russian Foreign Bond – Eurobond
3.50%, 01/16/19[d]	200	204,139
5.00%, 04/29/20[d]	200	213,000
5.63%, 04/04/42[d]	200	219,500
7.50%, 03/31/30[d,f]	294	358,926

		995,565

Security	Principal (000s)	Value
SERBIA — 0.04%
Serbia International Bond
4.88%, 02/25/20[d]	$200	$207,682

		207,682
SLOVENIA — 0.04%
Slovenia Government International Bond
4.13%, 02/18/19[b]	200	210,590

		210,590
SOUTH AFRICA — 0.06%
South Africa Government International Bond
5.88%, 09/16/25[c]	200	227,000
6.88%, 05/27/19	100	111,875

		338,875
SOUTH KOREA — 0.10%
Export-Import Bank of Korea
2.88%, 01/21/25	200	210,239
4.00%, 01/29/21	100	109,484
Korea International Bond
3.88%, 09/11/23	200	230,044

		549,767
SRI LANKA — 0.08%
Sri Lanka Government International Bond
5.13%, 04/11/19[c,d]	200	204,306
6.25%, 07/27/21[d]	200	210,825

		415,131
SUPRANATIONAL — 1.16%
African Development Bank
1.00%, 05/15/19	25	25,040
1.63%, 10/02/18	100	101,658
Asian Development Bank
1.88%, 02/18/22	250	257,153
2.00%, 01/22/25	250	257,935
2.25%, 08/18/17	350	355,295
Council of Europe Development Bank
1.63%, 03/10/20	250	254,652
European Bank for Reconstruction & Development
0.75%, 09/01/17	350	350,112
1.63%, 11/15/18	100	101,634
1.88%, 02/23/22	100	102,706
European Investment Bank
1.00%, 06/15/18	25	25,069
1.13%, 08/15/19	250	250,807
1.25%, 05/15/19	250	251,871
1.38%, 06/15/20[c]	350	352,747
1.88%, 03/15/19	100	102,393
1.88%, 02/10/25	200	203,758
2.00%, 03/15/21	50	51,740
2.25%, 08/15/22	300	314,126
2.50%, 04/15/21	50	52,873
3.25%, 01/29/24	300	336,969
Inter-American Development Bank
1.88%, 06/16/20	100	102,825
2.38%, 08/15/17[c]	575	584,349
3.00%, 10/04/23	200	220,835
3.20%, 08/07/42	30	33,768
4.38%, 01/24/44	50	67,976

167

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2016

Security	Principal (000s)	Value
International Bank for Reconstruction & Development
0.88%, 07/19/18	$25	$25,027
1.38%, 05/24/21	250	252,183
1.63%, 02/10/22	250	254,293
2.50%, 11/25/24	250	268,170
2.50%, 07/29/25	150	161,159
International Finance Corp.
1.63%, 07/16/20	100	101,999
1.75%, 09/04/18	250	254,667
1.75%, 09/16/19[c]	25	25,581

		6,101,370
SWEDEN — 0.05%
Sweden Government International Bond
0.88%, 01/23/18[b]	250	250,146

		250,146
TURKEY — 0.23%
Hazine Mustesarligi Varlik Kiralama AS
4.49%, 11/25/24[d]	200	195,486
Republic of Turkey
7.50%, 11/07/19	250	278,750
Turkey Government International Bond
4.88%, 04/16/43	200	184,750
5.63%, 03/30/21	200	213,500
6.25%, 09/26/22	200	221,000
6.75%, 05/30/40	100	116,375
7.38%, 02/05/25	20	23,925

		1,233,786
UKRAINE — 0.09%
Ukraine Government International Bond
7.75%, 09/01/20[d]	162	159,602
7.75%, 09/01/23[d]	200	194,790
7.75%, 09/01/27[d]	100	96,270

		450,662
URUGUAY — 0.04%
Uruguay Government International Bond
5.10%, 06/18/50[c]	200	203,400

		203,400
VENEZUELA — 0.06%
Venezuela Government International Bond
7.00%, 12/01/18[d]	50	26,750
7.00%, 03/31/38[d]	150	61,312
7.65%, 04/21/25[d]	100	42,500
8.25%, 10/13/24[d]	50	21,688
9.00%, 05/07/23[d]	100	44,375
9.25%, 09/15/27	100	48,125
11.95%, 08/05/31[d]	100	47,875
12.75%, 08/23/22[d]	75	39,469

		332,094

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $27,170,520)		27,996,222

MUNICIPAL DEBT OBLIGATIONS — 0.70%

CALIFORNIA — 0.34%
Bay Area Toll Authority RB BAB
6.26%, 04/01/49	60	93,208
Series S1
6.79%, 04/01/30	50	66,273
7.04%, 04/01/50	50	83,024

Security	Principal (000s)	Value
California State Public Works Board RB BAB
Series G-2
8.36%, 10/01/34	$60	$94,805
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
6.95%, 11/01/50	50	79,276
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	50	82,048
Los Angeles Department of Water & Power RB BAB
Series D
6.57%, 07/01/45	100	157,253
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	150	202,504
San Diego County Regional Transportation Commission RB BAB
5.91%, 04/01/48	60	90,830
State of California GO BAB
7.55%, 04/01/39	355	580,031
7.63%, 03/01/40	35	57,288
University of California RB
Series AH
1.80%, 07/01/19	20	20,300
Series AN
4.77%, 05/15/44 (Call 05/15/24)	50	55,115
Series AQ
4.77%, 05/15/15	100	113,436

		1,775,391
CONNECTICUT — 0.01%
State of Connecticut GO BAB
5.09%, 10/01/30	50	59,936

		59,936
GEORGIA — 0.01%
Municipal Electric Authority of Georgia RB BAB Project P, Series 2010A
7.06%, 04/01/57	25	31,175

		31,175
ILLINOIS — 0.09%
Illinois State Toll Highway Authority RB BAB
6.18%, 01/01/34	100	139,290
State of Illinois GO
5.10%, 06/01/33[c]	350	341,925

		481,215
NEW JERSEY — 0.06%
New Jersey Economic Development Authority RB
Series A
7.43%, 02/15/29 (NPFGC)	25	31,565
Series B
0.00%, 02/15/22 (AGM)	100	84,101
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41	75	116,966
Series F
7.41%, 01/01/40	25	40,325
New Jersey Transportation Trust Fund Authority RB BAB
Series C
5.75%, 12/15/28[c]	50	55,975

		328,932

168

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2016

Security	Principal (000s)	Value
NEW YORK — 0.11%
City of New York NY GO BAB
5.97%, 03/01/36	$100	$137,994
Metropolitan Transportation Authority RB BAB
Series 2010A
6.67%, 11/15/39	150	220,083
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
Series C-2
5.77%, 08/01/36	40	53,481
New York City Water & Sewer System RB BAB
5.88%, 06/15/44	65	96,734
Port Authority of New York & New Jersey RB
4.93%, 10/01/51	25	32,389
5.65%, 11/01/40 (GOI)	25	34,094

		574,775
OHIO — 0.01%
Ohio State University (The) RB BAB
4.91%, 06/01/40	50	64,323

		64,323
OREGON — 0.02%
Oregon School Boards Association GOL
Series B
5.68%, 06/30/28 (NPFGC)	100	127,921

		127,921
TEXAS — 0.04%
Dallas Area Rapid Transit RB BAB
6.00%, 12/01/44	50	73,507
Dallas County Hospital District GOL BAB
Series C
5.62%, 08/15/44	50	68,059
State of Texas GO BAB
5.52%, 04/01/39	50	71,400

		212,966
WASHINGTON — 0.01%
Central Puget Sound Regional Transit Authority RB BAB
5.49%, 11/01/39	30	41,563

		41,563

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $3,486,338)		3,698,197

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 56.72%

MORTGAGE-BACKED SECURITIES — 22.94%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/30	81	83,873
2.50%, 08/01/31[j]	2,055	2,130,457
2.50%, 08/01/46[j]	100	101,266
3.00%, 05/01/29	76	79,809
3.00%, 05/01/30	171	179,915
3.00%, 07/01/30	175	184,360
3.00%, 12/01/30	2,025	2,126,927
3.00%, 02/01/31	63	65,995
3.00%, 05/01/31	66	69,702
3.00%, 06/01/31	44	46,075

Security	Principal (000s)	Value
3.00%, 08/01/31[j]	$79	$82,950
3.00%, 11/01/45	279	289,902
3.00%, 12/01/45	1,034	1,075,746
3.00%, 08/01/46[j]	3,000	3,119,062
3.50%, 08/01/31[j]	440	466,263
3.50%, 04/01/43	60	63,654
3.50%, 01/01/44	188	198,935
3.50%, 09/01/44	50	53,455
3.50%, 03/01/45	76	80,127
3.50%, 08/01/45	654	690,251
3.50%, 10/01/45	59	62,927
3.50%, 11/01/45	3,022	3,190,774
3.50%, 12/01/45	693	731,821
3.50%, 01/01/46	391	412,392
3.50%, 04/01/46	160	168,869
3.50%, 05/01/46	328	349,713
3.50%, 06/01/46	349	368,881
3.50%, 07/01/46	55	58,054
3.50%, 08/01/46	712	750,779
3.50%, 08/01/46[j]	2,207	2,329,075
4.00%, 08/01/31[j]	615	636,237
4.00%, 07/01/44	103	111,758
4.00%, 06/01/45	106	113,524
4.00%, 08/01/45	629	672,647
4.00%, 09/01/45	35	37,022
4.00%, 10/01/45	1,659	1,776,283
4.00%, 11/01/45	894	956,571
4.00%, 12/01/45	965	1,033,301
4.00%, 01/01/46	555	594,084
4.00%, 03/01/46	122	130,471
4.00%, 04/01/46	74	78,730
4.00%, 05/01/46	67	71,650
4.00%, 08/01/46[j]	58	62,087
4.50%, 08/01/31[j]	175	179,594
4.50%, 05/01/42	337	367,952
4.50%, 01/01/45	247	272,412
4.50%, 03/01/46	63	68,752
4.50%, 04/01/46	57	62,138
4.50%, 05/01/46	35	38,790
4.50%, 06/01/46	44	47,754
4.50%, 07/01/46	45	49,593
4.50%, 08/01/46[j]	1,882	2,051,086
5.00%, 08/01/46[j]	900	990,844
5.50%, 08/01/46[j]	1,225	1,366,449
Federal National Mortgage Association
1.00%, 01/01/27	21	22,673
1.00%, 12/01/29	50	53,227
1.00%, 06/01/39	33	36,790
1.00%, 01/01/42	15	16,869
2.50%, 03/01/30	417	432,449
2.50%, 07/01/30	436	451,227
2.50%, 08/01/30	103	107,113
2.50%, 12/01/30	129	133,667
2.50%, 01/01/31	104	107,290
2.50%, 08/01/31[j]	2,832	2,934,217

169

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2016

Security	Principal (000s)	Value
2.50%, 08/01/46[j]	$55	$55,816
3.00%, 10/01/27	245	257,652
3.00%, 07/01/30	242	254,848
3.00%, 08/01/30	1,223	1,284,034
3.00%, 09/01/30	1,620	1,700,879
3.00%, 10/01/30	659	691,346
3.00%, 11/01/30	164	172,040
3.00%, 03/01/31	65	68,132
3.00%, 08/01/31[j]	148	155,284
3.00%, 12/01/42	920	959,651
3.00%, 07/01/43	4,243	4,428,434
3.00%, 12/01/45	660	687,735
3.00%, 04/01/46	30	30,939
3.00%, 08/01/46[j]	2,362	2,457,587
3.50%, 07/01/30	864	922,751
3.50%, 03/01/31	426	452,771
3.50%, 08/01/31[j]	1,226	1,298,794
3.50%, 02/01/45	88	93,036
3.50%, 03/01/45	158	168,416
3.50%, 05/01/45	189	201,295
3.50%, 11/01/45	579	613,368
3.50%, 12/01/45	5,490	5,797,148
3.50%, 01/01/46	2,973	3,140,003
3.50%, 02/01/46	757	798,970
3.50%, 03/01/46	1,152	1,216,026
3.50%, 04/01/46	595	627,696
3.50%, 05/01/46	256	271,128
3.50%, 07/01/46	286	303,967
3.50%, 08/01/46[j]	547	577,683
4.00%, 08/01/31[j]	819	848,817
4.00%, 06/01/42	6,874	7,447,273
4.00%, 10/01/44	44	46,885
4.00%, 12/01/44	326	354,609
4.00%, 02/01/45	716	784,370
4.00%, 05/01/45	396	433,129
4.00%, 07/01/45	1,039	1,115,653
4.00%, 08/01/45	1,078	1,157,930
4.00%, 09/01/45	825	884,630
4.00%, 11/01/45	1,905	2,042,887
4.00%, 01/01/46	278	297,894
4.00%, 03/01/46	39	41,408
4.00%, 04/01/46	810	870,232
4.00%, 08/01/46[j]	35	37,521
4.50%, 08/01/31[j]	785	804,012
4.50%, 06/01/41	51	55,979
4.50%, 08/01/43	472	515,882
4.50%, 03/01/44	420	459,225
4.50%, 04/01/44	738	806,843
4.50%, 10/01/44	1,882	2,053,893
4.50%, 10/01/45	159	173,874
4.50%, 04/01/46	54	59,165
4.50%, 08/01/46[j]	639	696,810
5.00%, 08/01/31[j]	293	299,913
5.00%, 02/01/41	144	160,218

Security	Principal (000s)	Value
5.00%, 04/01/41	$1,408	$1,578,798
5.00%, 10/01/41	65	71,618
5.00%, 01/01/42	187	206,739
5.00%, 05/01/42	150	166,609
5.00%, 08/01/46[j]	1,390	1,538,556
5.50%, 08/01/46[j]	3,455	3,876,078
Series 2014-M13, Class A2
3.02%, 08/25/24[a]	10	10,765
FHLMC Multifamily Structured Pass Through Certificates
Series K008, Class A1
2.75%, 12/25/19	31	31,442
Series K020, Class A2
2.37%, 05/25/22	50	51,955
Series K034, Class A2
3.53%, 07/25/23[a]	1,000	1,113,720
Government National Mortgage Association
2.50%, 05/20/45	238	243,794
3.00%, 03/15/43	37	39,306
3.00%, 11/20/43	79	83,316
3.00%, 12/20/43	105	110,745
3.00%, 06/20/45	499	524,814
3.00%, 11/20/45	135	141,466
3.00%, 12/20/45	273	287,409
3.00%, 08/01/46[j]	4,809	5,050,953
3.50%, 05/20/45	892	949,719
3.50%, 08/20/45	597	635,083
3.50%, 09/20/45	3,305	3,531,479
3.50%, 10/20/45	382	406,142
3.50%, 11/20/45	222	235,927
3.50%, 12/20/45	2,031	2,161,271
3.50%, 01/20/46	3,530	3,754,658
3.50%, 08/01/46[j]	825	876,820
4.00%, 09/20/45	156	166,619
4.00%, 10/20/45	281	300,174
4.00%, 01/20/46	1,350	1,441,634
4.00%, 03/20/46	193	206,876
4.00%, 05/20/46	185	197,903
4.00%, 06/20/46	131	140,098
4.00%, 08/01/46[j]	429	458,092
4.50%, 04/15/40	70	76,386
4.50%, 11/20/45	394	421,886
4.50%, 08/01/46[j]	1,335	1,429,284
5.00%, 07/20/46	100	109,149
5.00%, 08/01/46[j]	310	334,897

		120,775,921
U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.27%
Federal Home Loan Mortgage Corp.
0.00%, 12/14/29	200	141,447
0.75%, 01/12/18	340	339,718
1.00%, 06/29/17	4,000	4,013,660
1.38%, 05/01/20	1,000	1,014,453
6.75%, 09/15/29	1,000	1,534,279

170

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2016

Security	Principal (000s)	Value
Federal National Mortgage Association
1.13%, 04/27/17	$125	$125,524
1.13%, 12/14/18	500	503,562
1.38%, 02/26/21	200	202,263
1.75%, 09/12/19	2,100	2,153,305
1.88%, 09/18/18	150	153,408
2.63%, 09/06/24	500	538,878
3.00%, 04/01/30	287	301,930
3.00%, 12/01/30	366	383,811
3.00%, 11/01/45	146	151,601
3.50%, 10/01/30	115	122,268
3.50%, 12/01/45	151	160,580
4.50%, 01/01/42	32	34,558
6.63%, 11/15/30	40	61,588

		11,936,833
U.S. GOVERNMENT OBLIGATIONS — 31.51%
U.S. Treasury Note/Bond
0.75%, 02/28/18	3,000	3,004,830
0.88%, 11/30/17	4,000	4,013,400
0.88%, 01/15/18	3,300	3,311,253
0.88%, 07/15/18	1,500	1,505,925
0.88%, 04/15/19	2,000	2,007,260
0.88%, 05/15/19	2,000	2,006,900
1.00%, 05/15/18	2,000	2,011,840
1.00%, 08/15/18	2,000	2,012,900
1.00%, 11/30/19	10,000	10,055,500
1.13%, 03/31/20	1,000	1,009,190
1.13%, 04/30/20	500	504,330
1.13%, 02/28/21	1,000	1,005,830
1.13%, 06/30/21	1,000	1,004,480
1.13%, 07/31/21	2,500	2,511,025
1.25%, 01/31/20	9,250	9,374,689
1.25%, 02/29/20	1,000	1,013,430
1.38%, 06/30/18	1,500	1,520,070
1.38%, 12/31/18	4,000	4,063,720
1.38%, 02/29/20	1,000	1,017,670
1.38%, 05/31/20	500	508,750
1.38%, 08/31/20	1,000	1,017,140
1.38%, 04/30/21	1,000	1,016,280
1.38%, 06/30/23	750	754,343
1.50%, 08/31/18	2,500	2,542,300
1.50%, 12/31/18	2,000	2,038,340
1.50%, 05/31/20	2,500	2,555,600
1.50%, 01/31/22	4,400	4,488,836
1.50%, 03/31/23	2,250	2,283,120
1.63%, 04/30/19	950	972,838
1.63%, 06/30/19	100	102,477
1.63%, 11/30/20	1,800	1,849,842
1.63%, 04/30/23	800	818,096
1.63%, 02/15/26	2,800	2,841,496
1.75%, 12/31/20	400	413,096
1.75%, 02/28/22	1,000	1,033,660
1.75%, 09/30/22	1,000	1,032,180
1.75%, 01/31/23	3,000	3,092,790
1.88%, 09/30/17	1,500	1,521,735
1.88%, 10/31/17	3,500	3,554,040
1.88%, 06/30/20	1,400	1,451,310

Security	Principal or Shares (000s)	Value
2.00%, 10/31/21	$8,000	$8,371,840
2.00%, 02/15/22	5,400	5,656,500
2.00%, 11/30/22	3,500	3,663,450
2.00%, 02/15/25	300	314,331
2.00%, 08/15/25	850	890,554
2.13%, 08/31/20	1,000	1,046,980
2.13%, 01/31/21	1,000	1,049,230
2.25%, 11/30/17	10,000	10,216,000
2.25%, 07/31/18	5,500	5,673,579
2.25%, 03/31/21	500	528,080
2.25%, 11/15/24	840	897,120
2.38%, 05/31/18	1,000	1,031,260
2.50%, 05/15/24	150	162,876
2.50%, 02/15/45	100	106,603
2.50%, 02/15/46	700	747,131
2.88%, 08/15/45	1,850	2,124,799
3.00%, 11/15/44	4,660	5,478,296
3.00%, 05/15/45	200	235,142
3.00%, 11/15/45	500	588,455
3.13%, 05/15/21	800	878,264
3.13%, 08/15/44	80	96,259
3.38%, 05/15/44	1,120	1,410,125
3.63%, 02/15/44	450	592,029
3.88%, 08/15/40	2,200	2,969,054
4.25%, 05/15/39	275	389,909
4.25%, 11/15/40	2,500	3,558,375
4.38%, 05/15/40	650	939,061
4.38%, 05/15/41	1,050	1,524,474
4.50%, 02/15/36	1,500	2,181,900
4.63%, 02/15/40	700	1,044,400
4.75%, 02/15/41	1,050	1,601,009
5.00%, 05/15/37	150	233,023
5.38%, 02/15/31	700	1,043,980
6.00%, 02/15/26	1,700	2,396,252
6.25%, 05/15/30	1,480	2,335,233
6.75%, 08/15/26	1,000	1,499,340
7.63%, 11/15/22	2,000	2,781,140
8.13%, 05/15/21	600	799,740

		165,898,304

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $292,134,428)		298,611,058

SHORT-TERM INVESTMENTS — 12.76%

MONEY MARKET FUNDS — 12.76%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[k,l,m]	20,870	20,870,062
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[k,l,m]	3,289	3,288,778
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[k,l]	43,002	43,001,562

		67,160,402

TOTAL SHORT-TERM INVESTMENTS
(Cost: $67,160,402)		67,160,402

171

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 111.56%
(Cost: $575,141,381)[n]	$587,276,313
Other Assets, Less Liabilities — (11.56)%	(60,852,415)

NET ASSETS — 100.00%	$526,423,898

BAB	— Build America Bond
GO	— General Obligation
GOI	— General Obligation of the Issuer
GOL	— General Obligation Limited
RB	— Revenue Bond
FRN	— Floating Rate Note
VRN	— Variable Rate Note

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	Variable rate note
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Schedule 1.
[f]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[g]	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
[h]	Issuer is in default of interest payments.
[i]	Investments are denominated in U.S. dollars.
[j]	To-be-announced (TBA).
[k]	Affiliated money market fund.
[l]	The rate quoted is the annualized seven-day yield of the fund at period end.
[m]	All or a portion of this security represents an investment of securities lending collateral.
[n]	The cost of investments for federal income tax purposes was $575,145,197. Net unrealized appreciation was $12,131,116, of which $13,972,457 represented gross unrealized appreciation on securities and $1,841,341 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended July 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
2.20%, 01/28/19	$500	$—	$—	$500	$510,299	$6,190	$—
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22	25	—	—	25	25,906	592	—

					$536,205	$6,782	$—

172

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2016

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Asset-backed securities	$—	$1,035,300	$—	$1,035,300
Collateralized mortgage obligations	—	6,977,888	—	6,977,888
Corporate bonds & notes	—	181,797,246	—	181,797,246
Foreign government obligations	—	27,996,222	—	27,996,222
Municipal debt obligations	—	3,698,197	—	3,698,197
U.S. government & agency obligations	—	298,611,058	—	298,611,058
Money market funds	67,160,402	—	—	67,160,402

Total	$67,160,402	$520,115,911	$—	$587,276,313

173

Schedule of Investments  (Unaudited)

iSHARES® CORE U.S. TREASURY BOND ETF

July 31, 2016

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 99.39%
U.S. Treasury Note/Bond
0.50%, 07/31/17	$261	$260,735
0.63%, 08/31/17	6,871	6,871,068
0.75%, 06/30/17	351	351,507
0.75%, 12/31/17	18,052	18,078,085
0.75%, 03/31/18	23,200	23,233,524
0.88%, 08/15/17	33,847	33,938,218
0.88%, 10/15/17	71,558	71,776,037
0.88%, 01/15/18	34,434	34,544,292
0.88%, 01/31/18	68,868	69,099,328
0.88%, 10/15/18	18,640	18,714,989
0.88%, 07/31/19	46,779	46,936,131
1.00%, 08/15/18	8,656	8,711,113
1.00%, 08/31/19	51,772	52,103,651
1.13%, 01/15/19	2,244	2,265,915
1.13%, 03/31/20	6,501	6,560,172
1.13%, 04/30/20	15,114	15,243,300
1.25%, 11/30/18	249,010	252,151,759
1.25%, 10/31/19	2,797	2,836,331
1.25%, 02/29/20	43,084	43,664,744
1.38%, 09/30/18	31,796	32,263,020
1.38%, 02/29/20	5,890	5,993,534
1.38%, 05/31/20	12,074	12,286,237
1.38%, 08/31/20	29,147	29,644,539
1.38%, 09/30/20	3,964	4,031,356
1.38%, 04/30/21	1,502	1,526,290
1.38%, 06/30/23	13,224	13,299,215
1.50%, 01/31/19	4,695	4,785,233
1.50%, 02/28/19	25,474	25,980,296
1.50%, 05/31/19	10,309	10,525,654
1.50%, 11/30/19	3,052	3,118,763
1.50%, 02/28/23	7,798	7,917,099
1.50%, 03/31/23	6,952	7,053,833
1.63%, 03/31/19	17,448	17,856,248
1.63%, 04/30/19	4,736	4,849,486
1.63%, 07/31/19	5,916	6,064,592
1.63%, 08/31/19	8,824	9,047,706
1.63%, 08/15/22	1,221	1,252,288
1.63%, 11/15/22	16,716	17,118,889
1.63%, 04/30/23	6,250	6,391,356
1.63%, 05/31/23	878	897,824
1.63%, 02/15/26	9,326	9,464,183
1.75%, 10/31/18	4,068	4,163,504
1.75%, 09/30/19	23,247	23,928,871
1.75%, 10/31/20	5,095	5,258,794
1.75%, 02/28/22	24,184	24,994,551
1.75%, 05/15/22	15,844	16,371,304
1.75%, 09/30/22	7,604	7,847,770
1.75%, 05/15/23	19,180	19,780,871
1.88%, 09/30/17	31,570	32,032,437
1.88%, 06/30/20	1,393	1,443,877
1.88%, 11/30/21	27,855	28,982,264
1.88%, 08/31/22	24,190	25,155,297
1.88%, 10/31/22	4,163	4,326,106
2.00%, 07/31/20	7,919	8,248,960
2.00%, 09/30/20	1,360	1,417,800

Security	Principal (000s)	Value
2.00%, 11/30/20	$54,181	$56,503,181
2.00%, 02/28/21	14,865	15,520,295
2.00%, 08/31/21	17,123	17,910,932
2.00%, 11/15/21	5,061	5,298,827
2.00%, 11/30/22	11,375	11,904,993
2.00%, 02/15/25	41,779	43,766,761
2.00%, 08/15/25	28,844	30,213,985
2.13%, 08/31/20	2,805	2,936,594
2.13%, 01/31/21	15,813	16,589,962
2.13%, 06/30/21	7,433	7,816,742
2.13%, 08/15/21	22,677	23,862,236
2.13%, 12/31/21	9,997	10,530,715
2.13%, 12/31/22	16,956	17,873,488
2.13%, 05/15/25	23,304	24,651,674
2.25%, 03/31/21	7,456	7,873,946
2.25%, 04/30/21	51,330	54,233,539
2.25%, 11/15/24	26,032	27,796,694
2.25%, 11/15/25	19,022	20,341,016
2.38%, 07/31/17	569	579,309
2.38%, 12/31/20	10,213	10,819,795
2.38%, 08/15/24	88,633	95,453,791
2.50%, 06/30/17	3,437	3,495,982
2.50%, 08/15/23	7,012	7,593,123
2.50%, 05/15/24	41,212	44,748,814
2.50%, 02/15/45	26,058	27,763,885
2.50%, 02/15/46	7,532	8,033,478
2.50%, 05/15/46	2,309	2,468,014
2.63%, 01/31/18	31,237	32,155,805
2.63%, 08/15/20	6,695	7,142,206
2.63%, 11/15/20	50,625	54,106,909
2.75%, 02/15/24	12,000	13,238,904
2.75%, 08/15/42	12,218	13,749,213
2.75%, 11/15/42	3,362	3,779,022
2.88%, 05/15/43	20,021	22,997,677
2.88%, 08/15/45	19,674	22,599,740
3.00%, 05/15/42	2,501	2,948,619
3.00%, 11/15/44	16,712	19,635,296
3.00%, 05/15/45	45,493	53,454,745
3.13%, 05/15/21	44,920	49,306,708
3.13%, 11/15/41	33,554	40,398,479
3.13%, 02/15/42	1,368	1,648,881
3.13%, 02/15/43	17,357	20,891,774
3.13%, 08/15/44	14,387	17,300,808
3.38%, 05/15/44	15,303	19,257,248
3.50%, 05/15/20	56,663	62,129,525
3.63%, 08/15/19	5,015	5,443,431
3.63%, 02/15/21	10,592	11,819,982
3.63%, 02/15/44	946	1,243,674
3.75%, 11/15/43	6,574	8,842,261
4.38%, 05/15/41	20,564	29,837,166
4.50%, 05/15/38	22,745	33,407,753
5.25%, 02/15/29	5,630	7,979,647
5.38%, 02/15/31	1,879	2,801,988
5.50%, 08/15/28	2,250	3,223,739
6.13%, 08/15/29	316	484,727
6.25%, 05/15/30	1,458	2,299,837
6.63%, 02/15/27	4,640	6,978,998

174

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. TREASURY BOND ETF

July 31, 2016

Security	Principal or Shares (000s)	Value
6.75%, 08/15/26	$7,472	$11,202,897
7.13%, 02/15/23	43,893	60,226,118
8.75%, 08/15/20	23,599	30,928,519
U.S. Treasury STRIPS Coupon
0.00%, 11/15/35	14,080	9,468,856
0.00%, 08/15/36	4,945	3,266,850

		2,425,440,719

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $2,356,171,310)		2,425,440,719

SHORT-TERM INVESTMENTS — 0.18%

MONEY MARKET FUNDS — 0.18%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[a,b]	4,456	4,455,676

		4,455,676

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,455,676)		4,455,676

TOTAL INVESTMENTS IN SECURITIES — 99.57%
(Cost: $2,360,626,986)[c]		2,429,896,395
Other Assets, Less Liabilities — 0.43%		10,569,005

NET ASSETS — 100.00%		$2,440,465,400

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $2,361,655,646. Net unrealized appreciation was $68,240,749, of which $69,314,489 represented gross unrealized appreciation on securities and $1,073,740 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
U.S. government obligations	$—	$2,425,440,719	$—	$2,425,440,719
Money market funds	4,455,676	—	—	4,455,676

Total	$4,455,676	$2,425,440,719	$—	$2,429,896,395

175

Schedule of Investments  (Unaudited)

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

July 31, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 100.72%

EXCHANGE-TRADED FUNDS — 100.72%
iShares International High Yield Bond ETF[a]	80,678	$3,822,524

		3,822,524

TOTAL INVESTMENT COMPANIES
(Cost: $3,772,326)		3,822,524

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[b,c]	1,705	1,705

		1,705

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,705)		1,705

TOTAL INVESTMENTS IN SECURITIES — 100.76%
(Cost: $3,774,031)[d]		3,824,229
Other Assets, Less Liabilities — (0.76)%		(28,989)

NET ASSETS — 100.00%		$3,795,240

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $3,774,209. Net unrealized appreciation was $50,020, of which $50,198 represented gross unrealized appreciation on securities and $178 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended July 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period (000s)	Shares purchased (000s)	Shares sold (000s)	Shares held at end of period (000s)	Value at end of period	Dividend income	Net realized gain (loss)
iShares International High Yield Bond ETF	$53,844	$174,497	$(147,663)	$80,678	$3,822,524	$100,979	$166,458

176

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

July 31, 2016

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of July 31, 2016 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
CAD	134,000	USD	101,924	BNP	08/03/2016	$707
EUR	8,052,000	USD	8,941,074	BNP	08/03/2016	61,400
GBP	219,000	USD	288,408	BNP	08/03/2016	1,431
USD	289,823	CAD	376,000	BNP	08/03/2016	1,841
USD	822,161	GBP	613,000	BNP	08/03/2016	10,877
USD	2,301	CAD	3,000	BNP	09/06/2016	3
USD	60,462	EUR	54,000	BNP	09/06/2016	7
USD	7,970	GBP	6,000	BNP	09/06/2016	25

						76,291

CAD	242,000	USD	187,341	BNP	08/03/2016	$(1,991)
GBP	394,000	USD	525,566	BNP	08/03/2016	(4,121)
USD	8,928,210	EUR	8,052,000	BNP	08/03/2016	(74,263)
USD	101,936	CAD	134,000	BNP	09/06/2016	(717)
USD	3,370,717	EUR	3,035,000	BNP	09/06/2016	(27,055)
USD	279,476	GBP	212,000	BNP	09/06/2016	(1,252)

						(109,399)

			Net unrealized depreciation			$(33,108)

Counterparties:

BNP — BNP Paribas SA

Currency abbreviations:

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$3,822,524	$—	$—	$3,822,524
Money market funds	1,705	—	—	1,705

Total	$3,824,229	$—	$—	$3,824,229

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$76,291	$—	$76,291
Liabilities:
Forward currency contracts	—	(109,399)	—	(109,399)

Total	$—	$(33,108)	$—	$(33,108)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

177

Schedule of Investments  (Unaudited)

iSHARES® FALLEN ANGELS USD BOND ETF

July 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.94%

AEROSPACE & DEFENSE — 1.05%
Meccanica Holdings USA Inc.
6.25%, 07/15/19[a]	$100	$109,875

		109,875
AIRLINES — 0.29%
UAL 2007-1 Pass Through Trust
Series 071A
6.64%, 01/02/24	28	30,352

		30,352
BANKS — 7.88%
BAC Capital Trust XI
6.63%, 05/23/36	50	59,058
Credit Agricole SA
VRN, (3 mo. LIBOR US + 6.982%)
8.38%, 10/29/49 (Call 10/13/19)[a]	100	112,511
Deutsche Bank AG
VRN, (5 year USD Swap + 2.248%)
4.30%, 05/24/28 (Call 05/24/23)	200	175,136
Intesa Sanpaolo SpA
5.02%, 06/26/24[a]	200	189,000
Royal Bank of Scotland Group PLC
VRN, (3 mo. LIBOR US + 2.320%)
7.64%, 12/31/49 (Call 09/30/17)	100	95,617
VRN, (3 mo. LIBOR US + 2.500%)
7.65%, 12/31/49 (Call 09/30/31)	75	87,906
UniCredit Luxembourg Finance SA
6.00%, 10/31/17[a]	100	102,125

		821,353
BUILDING MATERIALS — 0.40%
Masco Corp.
7.75%, 08/01/29	35	41,825

		41,825
COMMERCIAL SERVICES — 1.77%
ADT Corp. (The)
3.50%, 07/15/22	100	94,125
Leidos Holdings Inc.
4.45%, 12/01/20 (Call 09/01/20)	25	25,281
RR Donnelley & Sons Co.
7.63%, 06/15/20	60	64,800

		184,206
COMPUTERS — 1.54%
Dell Inc.
5.88%, 06/15/19	75	80,156
6.50%, 04/15/38	50	45,438

Security	Principal (000s)	Value
Leidos Inc.
7.13%, 07/01/32	$35	$35,350

		160,944
COSMETICS & PERSONAL CARE — 1.07%
Avon Products Inc.
6.35%, 03/15/20	125	111,406

		111,406
DIVERSIFIED FINANCIAL SERVICES — 3.18%
Ally Financial Inc.
8.00%, 11/01/31	35	42,613
Navient Corp.
5.50%, 01/25/23	50	46,562
8.00%, 03/25/20	225	241,875

		331,050
ELECTRIC — 2.70%
FirstEnergy Corp.
Series B
4.25%, 03/15/23 (Call 12/15/22)	100	105,250
Series C
7.38%, 11/15/31	75	96,281
Illinois Power Generating Co.
6.30%, 04/01/20	50	19,563
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)	75	60,375

		281,469
ELECTRICAL COMPONENTS & EQUIPMENT — 0.51%
Edgewell Personal Care Co.
4.70%, 05/19/21	50	53,125

		53,125
ENTERTAINMENT — 0.54%
International Game Technology
7.50%, 06/15/19	50	56,062

		56,062
FOOD — 1.40%
Safeway Inc.
7.25%, 02/01/31	50	49,000
Tesco PLC
6.15%, 11/15/37[a]	100	97,250

		146,250
HEALTH CARE — SERVICES — 0.73%
HCA Inc.
7.69%, 06/15/25	50	55,563
Tenet Healthcare Corp.
6.88%, 11/15/31	25	20,906

		76,469

178

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FALLEN ANGELS USD BOND ETF

July 31, 2016

Security	Principal (000s)	Value
HOLDING COMPANIES — DIVERSIFIED — 0.81%
Noble Group Ltd.
6.75%, 01/29/20[a]	$100	$84,750

		84,750
HOME BUILDERS — 1.53%
MDC Holdings Inc.
5.50%, 01/15/24 (Call 10/15/23)	50	51,930
PulteGroup Inc.
6.38%, 05/15/33	50	53,500
Toll Brothers Finance Corp.
8.91%, 10/15/17	50	54,250

		159,680
INSURANCE — 2.24%
Genworth Holdings Inc.
6.52%, 05/22/18	50	49,875
7.63%, 09/24/21	150	128,062
Provident Financing Trust I
7.41%, 03/15/38	50	55,328

		233,265
IRON & STEEL — 6.53%
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	100	93,000
ArcelorMittal
6.25%, 08/05/20	50	52,125
7.25%, 02/25/22	250	274,062
7.75%, 03/01/41	35	36,094
Carpenter Technology Corp.
5.20%, 07/15/21 (Call 04/15/21)	35	35,831
Cliffs Natural Resources Inc.
4.88%, 04/01/21 (Call 01/01/21)	75	58,219
Commercial Metals Co.
7.35%, 08/15/18	50	53,750
U.S. Steel Corp.
7.00%, 02/01/18	75	77,344

		680,425
LEISURE TIME — 0.28%
Royal Caribbean Cruises Ltd.
7.50%, 10/15/27	25	29,250

		29,250
MACHINERY — 0.52%
Joy Global Inc.
5.13%, 10/15/21	50	53,687

		53,687
MANUFACTURING — 0.48%
Harsco Corp.
5.75%, 05/15/18	50	49,438

		49,438

Security	Principal (000s)	Value
MEDIA — 1.42%
Belo Corp.
7.25%, 09/15/27	$25	$25,812
Graham Holdings Co.
7.25%, 02/01/19	50	54,250
iHeartCommunications Inc.
7.25%, 10/15/27	25	14,563
Liberty Interactive LLC
8.25%, 02/01/30	50	53,625

		148,250
MINING — 11.90%
Alcoa Inc.
5.72%, 02/23/19	150	160,875
5.90%, 02/01/27	125	134,375
Anglo American Capital PLC
4.13%, 04/15/21[a]	225	218,250
Freeport-McMoRan Inc.
2.38%, 03/15/18	75	74,062
3.55%, 03/01/22 (Call 12/01/21)	200	172,000
5.45%, 03/15/43 (Call 09/15/42)	75	58,688
Kinross Gold Corp.
5.95%, 03/15/24 (Call 12/15/23)	75	76,969
Teck Resources Ltd.
3.00%, 03/01/19	100	96,125
4.75%, 01/15/22 (Call 10/15/21)	150	134,062
6.25%, 07/15/41 (Call 01/15/41)	150	114,750

		1,240,156
OIL & GAS — 17.83%
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	25	23,406
5.70%, 10/15/19	75	79,312
6.75%, 11/15/39	150	158,250
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	25	21,438
4.50%, 04/15/23 (Call 01/15/23)	325	293,719
Diamond Offshore Drilling Inc.
4.88%, 11/01/43 (Call 05/01/43)	75	56,625
5.88%, 05/01/19	25	25,719
Ensco PLC
4.70%, 03/15/21	150	126,000
5.20%, 03/15/25 (Call 12/15/24)	125	84,844
5.75%, 10/01/44 (Call 04/01/44)	25	14,719
Murphy Oil Corp.
4.70%, 12/01/22 (Call 09/01/22)	125	112,187
Noble Holding International Ltd.
4.90%, 08/01/20	75	64,687
6.95%, 04/01/25 (Call 01/01/25)	50	41,625
7.95%, 04/01/45 (Call 10/01/44)	75	54,469
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)	50	42,313
5.85%, 01/15/44 (Call 07/15/43)	50	36,063
7.88%, 08/01/19	100	105,625
Southwestern Energy Co.
5.80%, 01/23/20 (Call 12/23/19)	175	171,500
6.70%, 01/23/25 (Call 10/23/24)	50	48,437
Transocean Inc.
6.00%, 03/15/18	100	97,875
6.80%, 03/15/38	125	74,219

179

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FALLEN ANGELS USD BOND ETF

July 31, 2016

Security	Principal (000s)	Value
8.13%, 12/15/21	$150	$125,812

		1,858,844
OIL & GAS SERVICES — 2.09%
SESI LLC
6.38%, 05/01/19 (Call 08/29/16)	35	33,906
7.13%, 12/15/21 (Call 12/15/16)	50	48,688
Weatherford International Ltd.
6.50%, 08/01/36	150	109,875
6.75%, 09/15/40	35	25,200

		217,669
PACKAGING & CONTAINERS — 0.79%
Crown Cork & Seal Co. Inc.
7.38%, 12/15/26	25	27,719
Pactiv LLC
8.38%, 04/15/27	25	28,187
Sealed Air Corp.
6.88%, 07/15/33[a]	25	26,594

		82,500
PIPELINES — 8.25%
DCP Midstream LLC
4.75%, 09/30/21[a]	125	120,781
6.75%, 09/15/37[a]	25	23,563
9.75%, 03/15/19[a]	50	55,125
DCP Midstream Operating LP
2.70%, 04/01/19 (Call 03/01/19)	50	48,062
5.60%, 04/01/44 (Call 10/01/43)	50	45,000
Enbridge Energy Partners LP
VRN, (3 mo. LIBOR US + 3.798%)
8.05%, 10/01/77 (Call 10/01/17)	25	19,814
NGPL PipeCo LLC
7.12%, 12/15/17[a]	50	52,375
7.77%, 12/15/37[a]	35	35,963
NuStar Logistics LP
4.80%, 09/01/20	50	49,250
ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)	75	72,094
Rockies Express Pipeline LLC
6.85%, 07/15/18[a]	50	52,750
6.88%, 04/15/40[a]	50	49,875
Williams Companies Inc. (The)
4.55%, 06/24/24 (Call 03/24/24)	150	143,437
5.75%, 06/24/44 (Call 12/24/43)	100	91,750

		859,839
REAL ESTATE INVESTMENT TRUSTS — 0.75%
Vereit Operating Partnership LP
4.60%, 02/06/24 (Call 11/06/23)	75	78,094

		78,094
RETAIL — 4.45%
Family Dollar Stores Inc.
5.00%, 02/01/21	25	26,743
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	75	79,786

Security	Principal (000s)	Value
JC Penney Corp. Inc.
6.38%, 10/15/36	$75	$59,062
L Brands Inc.
6.95%, 03/01/33	50	51,250
New Albertsons Inc.
7.45%, 08/01/29	100	98,000
Rite Aid Corp.
7.70%, 02/15/27	25	29,719
Yum! Brands Inc.
3.88%, 11/01/20 (Call 08/01/20)	75	76,500
5.35%, 11/01/43 (Call 05/01/43)	50	42,625

		463,685
SOFTWARE — 0.23%
BMC Software Inc.
7.25%, 06/01/18	25	23,781

		23,781
TELECOMMUNICATIONS — 14.62%
Alcatel-Lucent USA Inc.
6.45%, 03/15/29	100	106,625
CenturyLink Inc.
5.80%, 03/15/22	225	230,062
7.60%, 09/15/39	100	89,500
Embarq Corp.
8.00%, 06/01/36	75	77,906
Frontier Communications Corp.
9.00%, 08/15/31	75	70,313
Nokia OYJ
5.38%, 05/15/19	50	54,000
6.63%, 05/15/39	25	27,000
SoftBank Group Corp.
4.50%, 04/15/20[a]	200	207,000
Sprint Capital Corp.
6.90%, 05/01/19	100	99,125
8.75%, 03/15/32	225	211,500
Telecom Italia Capital SA
7.18%, 06/18/19	100	112,750
7.72%, 06/04/38	200	213,750
U.S. Cellular Corp.
6.70%, 12/15/33	25	24,344

		1,523,875
TRANSPORTATION — 0.16%
XPO CNW Inc.
6.70%, 05/01/34	25	16,938

		16,938

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,918,406)		10,208,512

180

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FALLEN ANGELS USD BOND ETF

July 31, 2016

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.54%

MONEY MARKET FUNDS — 0.54%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[b,c]	56	$56,436

		56,436

TOTAL SHORT-TERM INVESTMENTS
(Cost: $56,436)		56,436

TOTAL INVESTMENTS IN SECURITIES — 98.48%
(Cost: $9,974,842)[d]		10,264,948
Other Assets, Less Liabilities — 1.52%		158,880

NET ASSETS — 100.00%		$10,423,828

VRN — Variable Rate Note

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $9,974,842. Net unrealized appreciation was $290,106, of which $320,182 represented gross unrealized appreciation on securities and $30,076 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$10,208,512	$—	$10,208,512
Money market funds	56,436	—	—	56,436

Total	$56,436	$10,208,512	$—	$10,264,948

181

Schedule of Investments  (Unaudited)

iSHARES® FLOATING RATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 82.60%

AEROSPACE & DEFENSE — 0.13%
Rockwell Collins Inc.
FRN, (3 mo. LIBOR US + 0.350%)
1.00%, 12/15/16	$4,000	$4,002,920

		4,002,920
AGRICULTURE — 0.10%
BAT International Finance PLC
FRN, (3 mo. LIBOR US + 0.510%)
1.16%, 06/15/18[a]	3,100	3,093,933

		3,093,933
AUTO MANUFACTURERS — 4.71%
American Honda Finance Corp.
FRN, (3 mo. LIBOR US + 0.125%)
0.81%, 09/02/16	4,750	4,751,074
FRN, (3 mo. LIBOR US + 0.170%)
0.84%, 07/14/17	8,825	8,826,906
FRN, (3 mo. LIBOR US + 0.310%)
0.97%, 12/11/17	5,000	5,010,205
FRN, (3 mo. LIBOR US + 0.450%)
1.10%, 09/20/17	5,000	5,015,470
FRN, (3 mo. LIBOR US + 0.500%)
1.16%, 10/07/16	8,286	8,293,333
Daimler Finance North America LLC
FRN, (3 mo. LIBOR US + 0.300%)
0.99%, 03/02/17[a]	3,000	3,000,540
FRN, (3 mo. LIBOR US + 0.340%)
0.98%, 08/01/17[a]	1,800	1,796,018
FRN, (3 mo. LIBOR US + 0.350%)
1.01%, 03/10/17[a,b]	5,300	5,300,000
FRN, (3 mo. LIBOR US + 0.420%)
1.11%, 03/02/18[a]	6,000	5,972,184
FRN, (3 mo. LIBOR US + 0.680%)
1.32%, 08/01/16[a]	6,390	6,390,000
Ford Motor Credit Co. LLC
FRN, (3 mo. LIBOR US + 0.630%)
1.27%, 03/27/17	7,400	7,395,227
FRN, (3 mo. LIBOR US + 0.900%)
1.55%, 06/15/18	1,830	1,830,256
General Motors Financial Co. Inc.
FRN, (3 mo. LIBOR US + 1.360%)
2.02%, 04/10/18	900	902,671

Security	Principal (000s)	Value
Nissan Motor Acceptance Corp.
FRN, (3 mo. LIBOR US + 0.550%)
1.23%, 03/03/17[a]	$5,000	$5,002,665
FRN, (3 mo. LIBOR US + 0.700%)
1.34%, 09/26/16[a]	5,200	5,204,821
FRN, (3 mo. LIBOR US + 0.800%)
1.46%, 04/06/18[a]	10,985	10,981,353
Toyota Motor Credit Corp.
FRN, (3 mo. LIBOR US + 0.100%)
0.74%, 09/23/16	6,975	6,976,137
FRN, (3 mo. LIBOR US + 0.200%)
0.83%, 05/16/17	4,000	4,001,656
FRN, (3 mo. LIBOR US + 0.320%)
0.99%, 01/12/18[b]	6,529	6,534,439
FRN, (3 mo. LIBOR US + 0.370%)
1.03%, 03/12/20[b]	7,700	7,677,416
FRN, (3 mo. LIBOR US + 0.380%)
1.04%, 04/06/18	1,000	999,965
FRN, (3 mo. LIBOR US + 0.820%)
1.45%, 02/19/19	7,050	7,111,913
Volkswagen Group of America Finance LLC
FRN, (3 mo. LIBOR US + 0.280%)
0.93%, 11/22/16[a]	5,000	4,992,455
FRN, (3 mo. LIBOR US + 0.370%)
1.02%, 05/23/17[a]	3,800	3,783,975
FRN, (3 mo. LIBOR US + 0.440%)
1.08%, 11/20/17[a]	4,575	4,530,252
FRN, (3 mo. LIBOR US + 0.470%)
1.12%, 05/22/18[a]	3,000	2,975,490
Volkswagen International Finance NV
FRN, (3 mo. LIBOR US + 0.440%)
1.07%, 11/18/16[a]	6,600	6,599,056

		141,855,477
BANKS — 53.61%
ABN AMRO Bank NV
FRN, (3 mo. LIBOR US + 0.800%)
1.54%, 10/28/16[a]	14,450	14,469,984
American Express Bank FSB
FRN, (1 mo. LIBOR US + 0.300%)
0.78%, 06/12/17	6,028	6,019,175

182

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
Australia & New Zealand Banking Group Ltd.
FRN, (3 mo. LIBOR US + 0.380%)
1.04%, 01/10/17[a]	$9,800	$9,805,204
FRN, (3 mo. LIBOR US + 0.440%)
1.12%, 01/16/18[a]	3,300	3,296,565
FRN, (3 mo. LIBOR US + 0.750%)
1.38%, 11/16/18[a]	5,000	5,012,010
FRN, (3 mo. LIBOR US + 0.990%)
1.66%, 06/01/21[a]	4,000	4,016,656
Australia & New Zealand Banking Group Ltd./New York NY
FRN, (3 mo. LIBOR US + 0.560%)
1.19%, 05/15/18	10,500	10,508,935
Banco Santander Chile
FRN, (3 mo. LIBOR US + 0.900%)
1.56%, 04/11/17[a]	4,150	4,150,000
Bank Nederlandse Gemeenten NV
FRN, (3 mo. LIBOR US + 0.070%)
0.74%, 07/14/17[a]	15,838	15,838,158
Bank of America Corp.
FRN, (3 mo. LIBOR US + 0.260%)
0.93%, 10/14/16	5,990	5,989,641
FRN, (3 mo. LIBOR US + 0.330%)
0.96%, 08/15/16	2,305	2,304,919
FRN, (3 mo. LIBOR US + 0.610%)
1.27%, 08/25/17	4,600	4,604,766
FRN, (3 mo. LIBOR US + 0.870%)
1.52%, 04/01/19	6,600	6,614,296
FRN, (3 mo. LIBOR US + 1.040%)
1.72%, 01/15/19	11,600	11,701,349
FRN, (3 mo. LIBOR US + 1.070%)
1.72%, 03/22/18[b]	8,550	8,612,184
Bank of America N.A.
FRN, (3 mo. LIBOR US + 0.300%)
0.95%, 06/15/17	17,025	16,974,248
FRN, (3 mo. LIBOR US + 0.450%)
1.13%, 06/05/17	1,250	1,251,294
FRN, (3 mo. LIBOR US + 0.470%)
1.10%, 11/14/16[b]	10,500	10,511,130
1.10%, 02/14/17	5,500	5,507,804
FRN, (3 mo. LIBOR US + 0.760%)
1.44%, 12/07/18[b]	4,000	4,002,476

Security	Principal (000s)	Value
Bank of Montreal
FRN, (3 mo. LIBOR US + 0.250%)
0.92%, 07/14/17	$3,320	$3,316,574
FRN, (3 mo. LIBOR US + 0.600%)
1.26%, 04/09/18	1,830	1,832,688
FRN, (3 mo. LIBOR US + 0.610%)
1.36%, 07/31/18[b]	4,500	4,509,216
FRN, (3 mo. LIBOR US + 0.650%)
1.33%, 07/18/19	3,000	3,003,468
Bank of New York Mellon Corp. (The)
FRN, (3 mo. LIBOR US + 0.380%)
1.03%, 05/22/18[b]	2,400	2,399,606
FRN, (3 mo. LIBOR US + 0.480%)
1.14%, 09/11/19	2,400	2,392,913
FRN, (3 mo. LIBOR US + 0.560%)
1.20%, 08/01/18	3,000	3,001,980
FRN, (3 mo. LIBOR US + 0.870%)
1.50%, 08/17/20	4,550	4,564,615
Series 1
FRN, (3 mo. LIBOR US + 0.440%)
1.12%, 03/06/18	2,295	2,294,681
Bank of Nova Scotia (The)
FRN, (3 mo. LIBOR US + 0.310%)
0.97%, 04/11/17	9,200	9,199,577
FRN, (3 mo. LIBOR US + 0.420%)
1.08%, 12/13/16	4,580	4,586,110
FRN, (3 mo. LIBOR US + 0.470%)
1.13%, 06/11/18[b]	5,000	4,999,505
FRN, (3 mo. LIBOR US + 0.830%)
1.51%, 01/15/19[b]	5,550	5,589,311
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
FRN, (3 mo. LIBOR US + 0.310%)
0.97%, 09/08/17[a]	3,200	3,188,333
FRN, (3 mo. LIBOR US + 0.410%)
1.07%, 03/10/17[a]	9,200	9,197,617
FRN, (3 mo. LIBOR US + 0.550%)
1.23%, 03/05/18[a]	6,120	6,097,387
FRN, (3 mo. LIBOR US + 0.610%)
1.27%, 09/09/16[a]	5,900	5,903,274
FRN, (3 mo. LIBOR US + 1.020%)
1.68%, 09/14/18[a]	3,000	3,006,666

183

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
Banque Federative du Credit Mutuel SA
FRN, (3 mo. LIBOR US + 0.850%)
1.55%, 01/20/17[a]	$6,400	$6,413,875
1.59%, 10/28/16[a]	6,500	6,509,880
Barclays Bank PLC
FRN, (3 mo. LIBOR US + 0.540%)
1.20%, 12/09/16	1,180	1,179,396
FRN, (3 mo. LIBOR US + 0.580%)
1.21%, 02/17/17	6,800	6,798,674
BB&T Corp.
FRN, (3 mo. LIBOR US + 0.660%)
1.30%, 02/01/19 (Call 01/02/19)[b]	2,600	2,609,464
FRN, (3 mo. LIBOR US + 0.860%)
1.51%, 06/15/18 (Call 05/15/18)	4,535	4,558,169
BNP Paribas SA
FRN, (3 mo. LIBOR US + 0.460%)
1.09%, 05/07/17	1,450	1,449,684
FRN, (3 mo. LIBOR US + 0.480%)
1.14%, 03/17/17	4,150	4,148,382
FRN, (3 mo. LIBOR US + 0.590%)
1.25%, 12/12/16	4,900	4,907,409
BPCE SA
FRN, (3 mo. LIBOR US + 0.630%)
1.29%, 06/17/17	1,000	1,001,007
FRN, (3 mo. LIBOR US + 0.850%)
1.48%, 02/10/17	8,700	8,725,996
Branch Banking & Trust Co.
FRN, (3 mo. LIBOR US + 0.320%)
0.98%, 09/13/16[b]	8,250	8,249,142
Capital One N.A./Mclean VA
FRN, (3 mo. LIBOR US + 1.150%)
1.78%, 08/17/18 (Call 07/18/18)	5,000	5,035,300
Citigroup Inc.
FRN, (3 mo. LIBOR US + 0.540%)
1.20%, 03/10/17[b]	16,050	16,059,726
FRN, (3 mo. LIBOR US + 0.680%)
1.31%, 11/15/16	3,000	3,003,261
FRN, (3 mo. LIBOR US + 0.690%)
1.42%, 04/27/18	16,610	16,600,300
FRN, (3 mo. LIBOR US + 0.700%)
1.36%, 11/24/17	11,100	11,117,349
FRN, (3 mo. LIBOR US + 0.770%)
1.43%, 04/08/19	1,850	1,851,058

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 0.860%)
1.54%, 12/07/18	$5,000	$5,013,750
FRN, (3 mo. LIBOR US + 0.930%)
1.59%, 06/07/19	5,000	5,015,905
FRN, (3 mo. LIBOR US + 1.310%)
2.03%, 10/26/20	5,000	5,031,200
FRN, (3 mo. LIBOR US + 1.380%)
2.01%, 03/30/21[b]	9,550	9,662,289
FRN, (3 mo. LIBOR US + 1.700%)
2.33%, 05/15/18	14,240	14,512,838
Series 5
FRN, (3 mo. LIBOR US + 1.190%)
1.00%, 08/02/21	5,000	5,019,355
Commonwealth Bank of Australia
FRN, (3 mo. LIBOR US + 0.270%)
0.93%, 09/08/17[a]	5,000	4,998,530
FRN, (3 mo. LIBOR US + 0.400%)
1.06%, 03/12/18[a]	8,550	8,531,814
FRN, (3 mo. LIBOR US + 0.500%)
1.15%, 09/20/16[a]	19,375	19,385,656
FRN, (3 mo. LIBOR US + 1.060%)
1.71%, 03/15/19[a,b]	7,100	7,181,153
Commonwealth Bank of Australia/New York NY
FRN, (3 mo. LIBOR US + 0.790%)
1.43%, 11/02/18[a]	5,935	5,959,826
Cooperatieve Rabobank UA/NY
FRN, (3 mo. LIBOR US + 0.330%)
1.07%, 04/28/17	8,100	8,104,090
Credit Agricole SA/London
FRN, (3 mo. LIBOR US + 0.545%)
1.20%, 06/12/17[a]	1,000	999,600
FRN, (3 mo. LIBOR US + 0.800%)
1.48%, 04/15/19[a]	18,150	18,191,618
Credit Suisse AG/New York NY
FRN, (3 mo. LIBOR US + 0.490%)
1.16%, 05/26/17	4,070	4,069,052
FRN, (3 mo. LIBOR US + 0.680%)
1.41%, 04/27/18	5,000	4,992,165
FRN, (3 mo. LIBOR US + 0.690%)
1.44%, 01/29/18	17,500	17,497,200
Credit Suisse Group Funding Guernsey Ltd.
FRN, (3 mo. LIBOR US + 2.290%)
2.97%, 04/16/21[a]	3,000	3,054,522

184

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
DBS Group Holdings Ltd.
FRN, (3 mo. LIBOR US + 0.500%)
1.18%, 07/16/19[a]	$5,000	$4,995,910
Deutsche Bank AG
FRN, (3 mo. LIBOR US + 1.310%)
1.95%, 08/20/20	4,300	4,131,806
FRN, (3 mo. LIBOR US + 1.910%)
2.54%, 05/10/19	5,550	5,574,564
Deutsche Bank AG/London
FRN, (3 mo. LIBOR US + 0.470%)
1.14%, 05/30/17[b]	5,100	5,073,531
FRN, (3 mo. LIBOR US + 0.610%)
1.24%, 02/13/17[b]	8,450	8,430,295
FRN, (3 mo. LIBOR US + 0.680%)
1.31%, 02/13/18	5,500	5,441,315
Dexia Credit Local SA
FRN, (3 mo. LIBOR US + 0.600%)
1.00%, 03/23/18[a]	3,300	3,305,742
Dexia Credit Local SA/New York NY
FRN, (3 mo. LIBOR US + 0.200%)
0.88%, 06/05/18[a]	7,000	6,954,122
FRN, (3 mo. LIBOR US + 0.380%)
1.01%, 11/07/16[a]	8,000	8,000,600
FRN, (3 mo. LIBOR US + 0.400%)
1.06%, 01/11/17[a]	12,585	12,594,917
Fifth Third Bank/Cincinnati OH
FRN, (3 mo. LIBOR US + 0.510%)
1.14%, 11/18/16 (Call 10/18/16)	6,950	6,955,122
Goldman Sachs Group Inc. (The)
FRN, (3 mo. LIBOR US + 0.625%)
1.31%, 06/04/17	1,250	1,251,529
FRN, (3 mo. LIBOR US + 0.670%)
1.32%, 05/22/17	11,950	11,968,021
FRN, (3 mo. LIBOR US + 0.800%)
1.45%, 12/15/17	10,000	10,012,320
FRN, (3 mo. LIBOR US + 1.020%)
1.73%, 10/23/19[b]	6,100	6,097,828
FRN, (3 mo. LIBOR US + 1.040%)
1.75%, 04/25/19	9,100	9,145,336
FRN, (3 mo. LIBOR US + 1.100%)
1.73%, 11/15/18	25,850	26,033,535
FRN, (3 mo. LIBOR US + 1.160%)
1.87%, 04/23/20 (Call 03/23/20)[b]	8,170	8,194,510
FRN, (3 mo. LIBOR US + 1.200%)
1.85%, 09/15/20 (Call 08/15/20)	14,550	14,585,720
1.95%, 04/30/18[b]	21,300	21,476,790

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 1.360%)
2.07%, 04/23/21 (Call 03/23/21)	$12,000	$12,084,312
FRN, (3 mo. LIBOR US + 1.770%)
2.43%, 02/25/21[b]	10,000	10,270,720
HSBC Bank PLC
FRN, (3 mo. LIBOR US + 0.640%)
1.27%, 05/15/18[a,b]	5,500	5,472,264
HSBC Holdings PLC
FRN, (3 mo. LIBOR US + 1.660%)
2.32%, 05/25/21	7,000	7,058,961
FRN, (3 mo. LIBOR US + 2.240%)
2.90%, 03/08/21[b]	7,000	7,220,430
HSBC USA Inc.
FRN, (3 mo. LIBOR US + 0.340%)
0.97%, 11/13/17	3,000	2,988,771
FRN, (3 mo. LIBOR US + 0.450%)
1.13%, 03/03/17[b]	4,400	4,396,696
FRN, (3 mo. LIBOR US + 0.610%)
1.24%, 11/13/19	3,000	2,963,586
FRN, (3 mo. LIBOR US + 0.880%)
1.52%, 09/24/18	2,450	2,444,181
ING Bank NV
FRN, (3 mo. LIBOR US + 0.690%)
1.34%, 10/01/19[a]	5,000	4,965,070
FRN, (3 mo. LIBOR US + 0.780%)
1.41%, 08/17/18[a]	5,000	5,001,650
FRN, (3 mo. LIBOR US + 1.130%)
1.78%, 03/22/19[a]	2,000	2,019,058
JPMorgan Chase & Co.
FRN, (3 mo. LIBOR US + 0.450%)
1.08%, 11/18/16	1,200	1,201,027
FRN, (3 mo. LIBOR US + 0.520%)
1.15%, 02/15/17	32,550	32,592,217
FRN, (3 mo. LIBOR US + 0.550%)
1.26%, 04/25/18	2,500	2,504,235
FRN, (3 mo. LIBOR US + 0.630%)
1.37%, 01/28/19[b]	10,100	10,136,259
FRN, (3 mo. LIBOR US + 0.840%)
1.49%, 03/22/19 (Call 02/22/19)[b]	10,900	10,967,536
FRN, (3 mo. LIBOR US + 0.900%)
1.61%, 01/25/18	25,975	26,155,656
FRN, (3 mo. LIBOR US + 0.955%)
1.67%, 01/23/20	22,100	22,283,165
FRN, (3 mo. LIBOR US + 1.100%)
1.78%, 06/07/21 (Call 05/07/21)	3,000	3,026,517

185

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 1.205%)
1.96%, 10/29/20 (Call 09/29/20)[b]	$12,000	$12,207,780
JPMorgan Chase Bank N.A.
FRN, (3 mo. LIBOR US + 0.400%)
1.06%, 06/14/17	8,000	7,994,992
FRN, (3 mo. LIBOR US + 0.420%)
1.11%, 06/02/17 (Call 09/02/16)	1,100	1,100,177
KEB Hana Bank
FRN, (3 mo. LIBOR US + 1.125%)
1.76%, 11/09/16[a]	700	700,380
KfW
FRN, (3 mo. LIBOR US + 0.160%)
0.79%, 12/29/17	7,150	7,146,725
Kookmin Bank
FRN, (3 mo. LIBOR US + 0.875%)
1.61%, 01/27/17[c]	1,000	1,000,218
FRN, (3 mo. LIBOR US + 1.250%)
1.91%, 10/11/16[a]	10,100	10,107,787
Korea Development Bank (The)
FRN, (3 mo. LIBOR US + 0.625%)
1.33%, 01/22/17	10,200	10,198,766
Landwirtschaftliche Rentenbank
FRN, (3 mo. LIBOR US + 0.250%)
0.93%, 06/03/21[a]	6,000	5,980,800
FRN, (3 mo. LIBOR US + 0.350%)
0.98%, 02/19/21[a]	13,000	12,993,500
Lloyds Bank PLC
FRN, (3 mo. LIBOR US + 0.550%)
1.18%, 05/14/18	10,000	9,912,390
FRN, (3 mo. LIBOR US + 0.780%)
1.41%, 08/17/18	2,000	1,989,940
FRN, (3 mo. LIBOR US + 1.000%)
1.70%, 01/22/19[b]	6,000	5,978,466
Macquarie Bank Ltd.
FRN, (3 mo. LIBOR US + 0.630%)
1.36%, 10/27/17[a]	5,000	4,993,435
FRN, (3 mo. LIBOR US + 0.790%)
1.43%, 03/24/17[a,b]	4,500	4,495,311
FRN, (3 mo. LIBOR US + 1.120%)
1.76%, 07/29/20[a]	4,500	4,494,731
FRN, (3 mo. LIBOR US + 1.180%)
1.86%, 01/15/19[a,b]	3,000	3,017,484
Manufacturers & Traders Trust Co.
FRN, (3 mo. LIBOR US + 0.300%)
1.01%, 07/25/17	3,500	3,496,658

Security	Principal (000s)	Value
Mitsubishi UFJ Financial Group Inc.
FRN, (3 mo. LIBOR US + 1.880%)
2.55%, 03/01/21	$6,000	$6,200,838
Mizuho Bank Ltd.
FRN, (3 mo. LIBOR US + 0.430%)
1.12%, 04/16/17[a]	5,000	4,998,375
FRN, (3 mo. LIBOR US + 0.450%)
1.09%, 09/25/17[a]	3,000	2,987,121
FRN, (3 mo. LIBOR US + 0.640%)
1.28%, 03/26/18[a]	3,000	2,993,109
FRN, (3 mo. LIBOR US + 1.190%)
1.89%, 10/20/18[a]	8,000	8,049,152
Mizuho Financial Group Inc.
FRN, (3 mo. LIBOR US + 1.480%)
2.15%, 04/12/21[a]	1,800	1,814,611
Morgan Stanley
FRN, (3 mo. LIBOR US + 0.450%)
1.13%, 10/18/16	7,837	7,841,005
FRN, (3 mo. LIBOR US + 0.740%)
1.45%, 07/23/19[b]	10,575	10,538,336
FRN, (3 mo. LIBOR US + 0.850%)
1.56%, 01/24/19	10,432	10,458,935
FRN, (3 mo. LIBOR US + 0.980%)
1.63%, 06/16/20[b]	4,550	4,512,544
FRN, (3 mo. LIBOR US + 1.140%)
1.87%, 01/27/20[b]	4,200	4,216,149
FRN, (3 mo. LIBOR US + 1.280%)
1.99%, 04/25/18	13,821	13,982,443
FRN, (3 mo. LIBOR US + 1.375%)
2.01%, 02/01/19	11,200	11,384,946
FRN, (3 mo. LIBOR US + 1.400%)
2.10%, 04/21/21	17,550	17,722,253
MUFG Union Bank N.A.
FRN, (3 mo. LIBOR US + 0.750%)
1.39%, 09/26/16[b]	6,740	6,748,951
National Australia Bank Ltd.
FRN, (3 mo. LIBOR US + 0.280%)
0.91%, 06/30/17[a]	5,000	4,995,445
FRN, (3 mo. LIBOR US + 0.370%)
1.03%, 03/17/17[a]	3,000	3,000,762
FRN, (3 mo. LIBOR US + 0.430%)
1.12%, 12/02/16[a]	11,180	11,192,455
FRN, (3 mo. LIBOR US + 0.640%)
1.35%, 07/23/18[a]	5,400	5,414,240

186

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 0.780%)
1.45%, 01/14/19[a,b]	$6,000	$6,027,132
FRN, (3 mo. LIBOR US + 1.000%)
1.00%, 07/12/21[a]	5,000	5,016,965
National Bank of Canada
FRN, (3 mo. LIBOR US + 0.840%)
1.50%, 12/14/18	3,000	3,011,757
National City Bank/Cleveland OH
FRN, (3 mo. LIBOR US + 0.370%)
1.05%, 06/07/17	14,667	14,655,692
Nederlandse Waterschapsbank NV
FRN, (3 mo. LIBOR US + 0.200%)
0.88%, 10/18/16[a]	8,565	8,565,197
FRN, (3 mo. LIBOR US + 0.230%)
0.86%, 02/14/18[a]	30,750	30,799,507
Nordea Bank AB
FRN, (3 mo. LIBOR US + 0.360%)
1.01%, 04/04/17[a]	1,950	1,950,618
FRN, (3 mo. LIBOR US + 0.840%)
1.50%, 09/17/18[a]	5,000	5,024,120
FRN, (3 mo. LIBOR US + 0.990%)
1.66%, 05/27/21[a]	5,000	5,009,735
Oesterreichische Kontrollbank AG
FRN, (3 mo. LIBOR US + 0.180%)
0.81%, 08/10/17	9,100	9,107,780
PNC Bank N.A.
FRN, (3 mo. LIBOR US + 0.300%)
0.94%, 08/01/17[d]	700	699,952
FRN, (3 mo. LIBOR US + 0.420%)
1.09%, 06/01/18[d]	1,825	1,825,009
Royal Bank of Canada
FRN, (3 mo. LIBOR US + 0.240%)
0.89%, 06/16/17	3,350	3,348,285
FRN, (3 mo. LIBOR US + 0.260%)
0.90%, 02/03/17	14,000	14,007,784
0.93%, 10/13/17[b]	6,900	6,877,885
FRN, (3 mo. LIBOR US + 0.330%)
1.04%, 01/23/17	7,850	7,856,892
FRN, (3 mo. LIBOR US + 0.460%)
1.12%, 09/09/16	16,050	16,060,609
FRN, (3 mo. LIBOR US + 0.520%)
1.20%, 03/06/20	2,425	2,389,076
FRN, (3 mo. LIBOR US + 0.530%)
1.18%, 03/15/19	10,300	10,271,428

Security	Principal (000s)	Value
Royal Bank of Scotland Group PLC
FRN, (3 mo. LIBOR US + 0.940%)
1.57%, 03/31/17	$3,200	$3,196,525
Santander UK PLC
FRN, (3 mo. LIBOR US + 0.510%)
1.17%, 03/13/17	2,654	2,652,071
Shinhan Bank
FRN, (3 mo. LIBOR US + 0.650%)
1.31%, 04/08/17[c]	5,000	4,996,270
Standard Chartered PLC
FRN, (3 mo. LIBOR US + 0.340%)
1.00%, 09/08/17[a]	6,000	5,959,134
State Street Corp.
FRN, (3 mo. LIBOR US + 0.900%)
1.53%, 08/18/20[b]	5,000	5,016,145
Sumitomo Mitsui Banking Corp.
FRN, (3 mo. LIBOR US + 0.320%)
0.98%, 07/11/17	3,000	2,998,788
FRN, (3 mo. LIBOR US + 0.430%)
1.09%, 01/10/17	10,000	10,005,580
FRN, (3 mo. LIBOR US + 0.580%)
1.27%, 01/16/18	9,000	8,989,254
FRN, (3 mo. LIBOR US + 0.740%)
1.45%, 07/23/18	5,000	4,991,360
FRN, (3 mo. LIBOR US + 0.940%)
1.63%, 01/18/19	5,000	5,018,300
Sumitomo Mitsui Financial Group Inc.
FRN, (3 mo. LIBOR US + 1.110%)
1.78%, 07/14/21	3,000	3,001,470
FRN, (3 mo. LIBOR US + 1.680%)
2.34%, 03/09/21	2,000	2,057,268
Sumitomo Mitsui Trust Bank Ltd.
FRN, (3 mo. LIBOR US + 0.780%)
1.44%, 09/16/16[a]	8,750	8,757,131
Suncorp-Metway Ltd.
FRN, (3 mo. LIBOR US + 0.700%)
1.32%, 03/28/17[a]	3,800	3,805,221
Svenska Handelsbanken AB
FRN, (3 mo. LIBOR US + 0.470%)
1.11%, 09/23/16	5,750	5,754,157
Toronto-Dominion Bank (The)
FRN, (3 mo. LIBOR US + 0.240%)
0.88%, 05/02/17	5,420	5,415,041

187

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 0.260%)
0.92%, 01/06/17	$14,405	$14,408,414
FRN, (3 mo. LIBOR US + 0.440%)
1.09%, 07/02/19	7,350	7,324,378
FRN, (3 mo. LIBOR US + 0.460%)
1.12%, 09/09/16	6,450	6,453,786
FRN, (3 mo. LIBOR US + 0.560%)
1.19%, 11/05/19	6,600	6,573,600
FRN, (3 mo. LIBOR US + 0.840%)
1.54%, 01/22/19	5,000	5,028,615
FRN, (3 mo. LIBOR US + 0.930%)
1.59%, 12/14/20	2,500	2,513,453
FRN, (3 mo. LIBOR US + 1.000%)
1.66%, 04/07/21	7,000	7,075,593
Series 1
FRN, (3 mo. LIBOR US + 0.550%)
1.30%, 04/30/18	9,420	9,427,771
U.S. Bancorp.
FRN, (3 mo. LIBOR US + 0.490%)
1.12%, 11/15/18 (Call 10/15/18)	5,500	5,507,629
U.S. Bank N.A./Cincinnati OH
FRN, (3 mo. LIBOR US + 0.230%)
0.98%, 01/30/17 (Call 12/30/16)	17,150	17,151,629
FRN, (3 mo. LIBOR US + 0.300%)
1.02%, 01/26/18 (Call 12/26/17)	3,000	2,995,509
FRN, (3 mo. LIBOR US + 0.480%)
1.00%, 10/28/19 (Call 09/28/19)	5,000	5,004,670
UBS AG/Stamford CT
FRN, (3 mo. LIBOR US + 0.500%)
1.14%, 09/26/16	5,000	5,002,730
FRN, (3 mo. LIBOR US + 0.560%)
1.23%, 06/01/17	5,000	5,002,475
FRN, (3 mo. LIBOR US + 0.640%)
1.27%, 08/14/19	6,000	5,971,638
FRN, (3 mo. LIBOR US + 0.700%)
1.34%, 03/26/18	4,400	4,406,525
UBS Group Funding Jersey Ltd.
FRN, (3 mo. LIBOR US + 1.780%)
2.45%, 04/14/21[a,b]	10,000	10,125,220
Wachovia Corp.
FRN, (3 mo. LIBOR US + 0.270%)
0.92%, 06/15/17	8,576	8,570,957

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 0.370%)
1.05%, 10/15/16	$7,110	$7,110,846
Wells Fargo & Co.
FRN, (3 mo. LIBOR US + 0.260%)
0.92%, 09/08/17[b]	5,300	5,294,727
FRN, (3 mo. LIBOR US + 0.300%)
0.99%, 06/02/17	6,500	6,496,184
FRN, (3 mo. LIBOR US + 0.400%)
1.06%, 09/14/18[b]	3,500	3,490,869
FRN, (3 mo. LIBOR US + 0.460%)
1.16%, 04/22/19	7,813	7,798,249
FRN, (3 mo. LIBOR US + 0.630%)
1.34%, 04/23/18	10,545	10,574,104
FRN, (3 mo. LIBOR US + 0.880%)
1.58%, 07/22/20[b]	12,550	12,598,405
FRN, (3 mo. LIBOR US + 1.010%)
1.69%, 12/07/20	5,000	5,036,925
FRN, (3 mo. LIBOR US + 1.025%)
1.74%, 07/26/21	5,000	5,027,245
FRN, (3 mo. LIBOR US + 1.340%)
2.02%, 03/04/21[b]	4,000	4,086,228
Series N
FRN, (3 mo. LIBOR US + 0.680%)
1.43%, 01/30/20[b]	3,500	3,498,138
Wells Fargo Bank N.A.
FRN, (3 mo. LIBOR US + 0.260%)
0.91%, 06/15/17 (Call 09/15/16)	5,100	5,093,921
FRN, (3 mo. LIBOR US + 0.600%)
1.29%, 05/24/19	12,000	12,039,948
FRN, (3 mo. LIBOR US + 0.740%)
1.44%, 01/22/18	20,000	20,102,980
Westpac Banking Corp.
FRN, (3 mo. LIBOR US + 0.330%)
0.96%, 05/19/17[b]	5,795	5,796,281
FRN, (3 mo. LIBOR US + 0.370%)
1.04%, 12/01/17	5,650	5,649,938
FRN, (3 mo. LIBOR US + 0.430%)
1.09%, 11/25/16	8,250	8,257,689
1.09%, 05/25/18	12,771	12,747,195
FRN, (3 mo. LIBOR US + 0.710%)
1.34%, 05/13/19	4,550	4,554,937

188

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 0.740%)
1.39%, 11/23/18	$10,000	$10,042,600
1.49%, 07/30/18	5,230	5,250,491

		1,614,761,614
BEVERAGES — 0.85%
Anheuser-Busch InBev Finance Inc.
FRN, (3 mo. LIBOR US + 0.190%)
0.92%, 01/27/17[b]	1,938	1,936,234
FRN, (3 mo. LIBOR US + 0.400%)
1.04%, 02/01/19	1,450	1,447,535
FRN, (3 mo. LIBOR US + 1.260%)
1.90%, 02/01/21	4,550	4,676,545
Coca-Cola Co. (The)
FRN, (3 mo. LIBOR US + 0.100%)
0.74%, 11/01/16	1,650	1,650,459
PepsiCo Inc.
FRN, (3 mo. LIBOR US + 0.350%)
1.02%, 10/13/17	10,000	10,033,830
SABMiller Holdings Inc.
FRN, (3 mo. LIBOR US + 0.690%)
1.33%, 08/01/18[a]	6,000	5,996,364

		25,740,967
BIOTECHNOLOGY — 0.20%
Amgen Inc.
FRN, (3 mo. LIBOR US + 0.380%)
1.03%, 05/22/17	5,283	5,287,712
FRN, (3 mo. LIBOR US + 0.600%)
1.25%, 05/22/19	725	725,207

		6,012,919
BUILDING MATERIALS — 0.04%
Martin Marietta Materials Inc.
FRN, (3 mo. LIBOR US + 1.100%)
1.73%, 06/30/17	1,280	1,276,278

		1,276,278
CHEMICALS — 0.14%
Monsanto Co.
FRN, (3 mo. LIBOR US + 0.200%)
0.83%, 11/07/16	4,100	4,096,831

		4,096,831

Security	Principal (000s)	Value
COMPUTERS — 2.35%
Apple Inc.
1.00%, 08/02/19	$8,000	$7,997,200
FRN, (3 mo. LIBOR US + 0.070%)
0.70%, 05/05/17[b]	2,400	2,401,171
FRN, (3 mo. LIBOR US + 0.250%)
0.88%, 02/07/20[b]	5,500	5,484,435
0.89%, 05/03/18[b]	11,413	11,436,408
FRN, (3 mo. LIBOR US + 0.300%)
0.93%, 05/06/19[b]	10,790	10,821,205
0.93%, 05/06/20[b]	5,000	4,950,465
FRN, (3 mo. LIBOR US + 0.820%)
1.47%, 02/22/19	7,000	7,100,464
FRN, (3 mo. LIBOR US + 1.130%)
1.78%, 02/23/21[b]	6,000	6,154,104
Hewlett Packard Enterprise Co.
FRN, (3 mo. LIBOR US + 1.740%)
2.39%, 10/05/17[a]	1,700	1,714,664
FRN, (3 mo. LIBOR US + 1.930%)
2.58%, 10/05/18[a]	1,425	1,443,688
International Business Machines Corp.
FRN, (3 mo. LIBOR US + 0.370%)
1.00%, 02/12/19	11,170	11,200,282

		70,704,086
COSMETICS & PERSONAL CARE — 0.29%
Procter & Gamble Co. (The)
FRN, (3 mo. LIBOR US + 0.080%)
0.72%, 11/04/16	4,900	4,901,519
FRN, (3 mo. LIBOR US + 0.270%)
0.91%, 11/01/19	3,846	3,840,458

		8,741,977
DISTRIBUTION & WHOLESALE — 0.17%
Glencore Funding LLC
FRN, (3 mo. LIBOR US + 1.360%)
2.04%, 01/15/19[a]	5,330	5,116,800

		5,116,800

189

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
DIVERSIFIED FINANCIAL SERVICES — 4.44%
American Express Co.
FRN, (3 mo. LIBOR US + 0.590%)
1.24%, 05/22/18	$1,100	$1,098,995
American Express Credit Corp.
FRN, (3 mo. LIBOR US + 0.270%)
0.95%, 06/05/17	9,680	9,674,937
FRN, (3 mo. LIBOR US + 0.300%)
0.95%, 09/22/17	7,000	6,992,685
FRN, (3 mo. LIBOR US + 0.490%)
1.12%, 08/15/19[b]	5,150	5,110,505
FRN, (3 mo. LIBOR US + 0.550%)
1.20%, 03/18/19[b]	6,400	6,412,505
FRN, (3 mo. LIBOR US + 0.610%)
1.36%, 07/31/18 (Call 06/30/18)	4,900	4,894,703
FRN, (3 mo. LIBOR US + 0.730%)
1.40%, 05/26/20 (Call 04/25/20)	5,000	4,985,095
Series F
FRN, (3 mo. LIBOR US + 1.050%)
1.71%, 09/14/20 (Call 08/14/20)	3,100	3,127,292
Bear Stearns Companies LLC (The)
FRN, (3 mo. LIBOR US + 0.390%)
1.04%, 11/21/16[b]	18,880	18,890,271
Citigroup Inc.
FRN, (3 mo. LIBOR US + 0.880%)
1.63%, 07/30/18[b]	4,500	4,523,220
Ford Motor Credit Co. LLC
FRN, (3 mo. LIBOR US + 0.570%)
1.25%, 12/06/17	3,000	2,988,087
FRN, (3 mo. LIBOR US + 0.780%)
1.46%, 01/17/17	7,100	7,108,619
FRN, (3 mo. LIBOR US + 0.930%)
1.57%, 11/04/19	3,000	2,968,308
FRN, (3 mo. LIBOR US + 0.940%)
1.60%, 01/09/18	8,316	8,318,786
Series 1
FRN, (3 mo. LIBOR US + 0.830%)
1.49%, 03/12/19	6,250	6,207,444
General Electric Co.
FRN, (3 mo. LIBOR US + 0.170%)
0.80%, 02/15/17	1,189	1,189,584
FRN, (3 mo. LIBOR US + 0.270%)
0.90%, 08/07/18	2,000	1,997,106

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 0.280%)
0.94%, 01/09/17[b]	$15,102	$15,113,538
FRN, (3 mo. LIBOR US + 0.510%)
1.18%, 01/14/19	1,540	1,543,291
FRN, (3 mo. LIBOR US + 0.620%)
1.28%, 01/09/20 (Call 12/09/19)	4,346	4,366,513
Hyundai Capital Services Inc.
FRN, (3 mo. LIBOR US + 0.800%)
1.45%, 03/18/17[c]	1,700	1,700,445
1.45%, 03/18/17[a,b]	5,865	5,866,537
Macquarie Group Ltd.
FRN, (3 mo. LIBOR US + 1.000%)
1.64%, 01/31/17[a]	5,130	5,137,644
Nomura Holdings Inc.
FRN, (3 mo. LIBOR US + 1.450%)
2.11%, 09/13/16	3,550	3,555,066

		133,771,176
ELECTRIC — 0.39%
Duke Energy Corp.
FRN, (3 mo. LIBOR US + 0.380%)
1.03%, 04/03/17	1,000	999,993
Duke Energy Progress LLC
FRN, (3 mo. LIBOR US + 0.200%)
0.84%, 11/20/17	3,100	3,090,725
Electricite de France SA
FRN, (3 mo. LIBOR US + 0.460%)
1.16%, 01/20/17[a]	7,610	7,613,402

		11,704,120
FOOD — 0.21%
Kroger Co. (The)
FRN, (3 mo. LIBOR US + 0.530%)
1.21%, 10/17/16	2,115	2,116,034
Mondelez International Inc.
FRN, (3 mo. LIBOR US + 0.520%)
1.16%, 02/01/19[b]	4,300	4,287,195

		6,403,229
HEALTH CARE — PRODUCTS — 0.27%
Medtronic Inc.
FRN, (3 mo. LIBOR US + 0.800%)
1.45%, 03/15/20	8,000	8,081,216

		8,081,216

190

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
HEALTH CARE — SERVICES — 0.36%
Roche Holdings Inc.
FRN, (3 mo. LIBOR US + 0.090%)
0.72%, 09/29/17[a]	$4,000	$3,995,540
FRN, (3 mo. LIBOR US + 0.340%)
0.97%, 09/30/19[a]	6,900	6,910,150

		10,905,690
INSURANCE — 1.64%
Berkshire Hathaway Finance Corp.
FRN, (3 mo. LIBOR US + 0.125%)
0.75%, 08/14/17	2,000	1,999,826
FRN, (3 mo. LIBOR US + 0.150%)
0.81%, 01/10/17	4,050	4,051,677
FRN, (3 mo. LIBOR US + 0.170%)
0.84%, 01/13/17	3,700	3,702,205
FRN, (3 mo. LIBOR US + 0.300%)
0.97%, 01/12/18	7,550	7,563,265
FRN, (3 mo. LIBOR US + 0.550%)
1.23%, 03/07/18[b]	6,935	6,978,122
FRN, (3 mo. LIBOR US + 0.690%)
1.34%, 03/15/19	5,000	5,036,105
Metropolitan Life Global Funding I
FRN, (3 mo. LIBOR US + 0.380%)
1.04%, 04/10/17[a]	10,100	10,111,554
New York Life Global Funding
FRN, (3 mo. LIBOR US + 0.400%)
1.06%, 04/06/18[a]	5,000	5,016,385
Principal Life Global Funding II
FRN, (3 mo. LIBOR US + 0.500%)
1.17%, 12/01/17[a]	950	952,481
Prudential Financial Inc.
FRN, (3 mo. LIBOR US + 0.780%)
1.41%, 08/15/18[b]	4,000	3,991,700

		49,403,320
INTERNET — 0.20%
eBay Inc.
FRN, (3 mo. LIBOR US + 0.200%)
0.94%, 07/28/17[b]	3,653	3,636,393
FRN, (3 mo. LIBOR US + 0.480%)
1.12%, 08/01/19	2,300	2,274,861

		5,911,254
MACHINERY — 0.18%
Caterpillar Financial Services Corp.
FRN, (3 mo. LIBOR US + 0.170%)
0.83%, 06/09/17[b]	1,120	1,120,278

Security	Principal (000s)	Value
John Deere Capital Corp.
FRN, (3 mo. LIBOR US + 0.220%)
0.87%, 12/15/17[b]	$275	$274,812
FRN, (3 mo. LIBOR US + 0.290%)
0.95%, 10/11/16	1,350	1,350,603
0.97%, 01/16/18[b]	2,700	2,703,707

		5,449,400
MANUFACTURING — 0.16%
Siemens Financieringsmaatschappij NV
FRN, (3 mo. LIBOR US + 0.280%)
0.94%, 05/25/18[a]	4,790	4,793,324

		4,793,324
MEDIA — 0.21%
NBCUniversal Enterprise Inc.
FRN, (3 mo. LIBOR US + 0.685%)
1.37%, 04/15/18[a]	6,200	6,236,828

		6,236,828
MINING — 0.11%
BHP Billiton Finance USA Ltd.
FRN, (3 mo. LIBOR US + 0.250%)
0.88%, 09/30/16[b]	3,390	3,390,122

		3,390,122
OIL & GAS — 5.00%
BP Capital Markets PLC
FRN, (3 mo. LIBOR US + 0.420%)
1.05%, 11/07/16	5,100	5,103,172
FRN, (3 mo. LIBOR US + 0.425%)
1.05%, 02/13/18	2,500	2,492,853
FRN, (3 mo. LIBOR US + 0.510%)
1.14%, 05/10/18	3,400	3,404,192
FRN, (3 mo. LIBOR US + 0.630%)
1.27%, 09/26/18	3,200	3,195,632
Chevron Corp.
FRN, (3 mo. LIBOR US + 0.100%)
0.73%, 11/09/16	4,000	4,000,504
0.75%, 02/22/17	6,000	5,997,492
FRN, (3 mo. LIBOR US + 0.170%)
0.80%, 11/15/17	6,623	6,616,569
0.86%, 03/02/18[b]	5,250	5,231,415
FRN, (3 mo. LIBOR US + 0.360%)
0.99%, 11/09/17	5,800	5,800,244
FRN, (3 mo. LIBOR US + 0.410%)
1.04%, 11/15/19	2,100	2,081,858

191

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 0.510%)
1.14%, 11/16/18	$2,800	$2,788,640
CNPC General Capital Ltd.
FRN, (3 mo. LIBOR US + 0.900%)
1.53%, 05/14/17[c]	11,000	10,974,359
Devon Energy Corp.
FRN, (3 mo. LIBOR US + 0.540%)
1.19%, 12/15/16	1,750	1,741,005
Exxon Mobil Corp.
FRN, (3 mo. LIBOR US + 0.040%)
0.69%, 03/15/17[b]	5,100	5,097,853
FRN, (3 mo. LIBOR US + 0.050%)
0.72%, 03/01/18	3,000	2,995,323
FRN, (3 mo. LIBOR US + 0.150%)
0.80%, 03/15/19[b]	7,600	7,552,067
FRN, (3 mo. LIBOR US + 0.600%)
1.27%, 02/28/18[b]	7,000	7,049,945
Petroleos Mexicanos
FRN, (3 mo. LIBOR US + 2.020%)
2.70%, 07/18/18[b]	6,300	6,337,800
Shell International Finance BV
FRN, (3 mo. LIBOR US + 0.210%)
0.84%, 11/15/16	4,202	4,203,933
FRN, (3 mo. LIBOR US + 0.320%)
0.95%, 05/10/17	7,940	7,952,045
FRN, (3 mo. LIBOR US + 0.450%)
1.08%, 05/11/20[b]	9,500	9,381,430
FRN, (3 mo. LIBOR US + 0.580%)
1.21%, 11/10/18	7,000	7,024,528
Sinopec Group Overseas Development 2014 Ltd.
FRN, (3 mo. LIBOR US + 0.780%)
1.44%, 04/10/17[a]	6,891	6,898,318
FRN, (3 mo. LIBOR US + 0.920%)
1.58%, 04/10/19[a]	11,000	10,983,423
Statoil ASA
FRN, (3 mo. LIBOR US + 0.200%)
0.83%, 11/09/17	1,620	1,619,059
FRN, (3 mo. LIBOR US + 0.290%)
0.92%, 05/15/18	9,630	9,623,750
FRN, (3 mo. LIBOR US + 0.460%)
1.09%, 11/08/18	2,260	2,248,472

Security	Principal (000s)	Value
Total Capital International SA
FRN, (3 mo. LIBOR US + 0.570%)
1.20%, 08/10/18	$2,053	$2,049,756

		150,445,637
PHARMACEUTICALS — 1.70%
Actavis Funding SCS
FRN, (3 mo. LIBOR US + 1.080%)
1.74%, 03/12/18[b]	3,300	3,317,823
FRN, (3 mo. LIBOR US + 1.255%)
1.91%, 03/12/20	3,450	3,459,888
AstraZeneca PLC
FRN, (3 mo. LIBOR US + 0.530%)
1.16%, 11/16/18	2,000	2,007,116
Baxalta Inc.
FRN, (3 mo. LIBOR US + 0.780%)
1.43%, 06/22/18	4,050	4,008,888
Bayer U.S. Finance LLC
FRN, (3 mo. LIBOR US + 0.280%)
0.94%, 10/06/17[a,b]	7,000	6,978,377
Johnson & Johnson
FRN, (3 mo. LIBOR US + 0.070%)
0.74%, 11/28/16	4,108	4,109,561
Merck & Co. Inc.
FRN, (3 mo. LIBOR US + 0.125%)
0.75%, 02/10/17	4,000	4,002,220
FRN, (3 mo. LIBOR US + 0.360%)
0.99%, 05/18/18[b]	6,900	6,927,262
FRN, (3 mo. LIBOR US + 0.375%)
1.00%, 02/10/20[b]	7,000	7,007,525
Pfizer Inc.
FRN, (3 mo. LIBOR US + 0.150%)
0.78%, 05/15/17	5,200	5,204,384
FRN, (3 mo. LIBOR US + 0.300%)
0.95%, 06/15/18	4,100	4,109,766

		51,132,810
PIPELINES — 0.30%
Enbridge Inc.
FRN, (3 mo. LIBOR US + 0.450%)
1.14%, 06/02/17[b]	5,220	5,153,920
FRN, (3 mo. LIBOR US + 0.650%)
1.30%, 10/01/16	1,950	1,944,472
TransCanada PipeLines Ltd.
FRN, (3 mo. LIBOR US + 0.790%)
1.46%, 01/12/18	1,950	1,942,143

		9,040,535

192

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
RETAIL — 0.28%
Home Depot Inc. (The)
FRN, (3 mo. LIBOR US + 0.370%)
1.02%, 09/15/17	$4,775	$4,790,528
Lowe’s Companies Inc.
FRN, (3 mo. LIBOR US + 0.420%)
1.08%, 09/10/19	3,700	3,708,592

		8,499,120
SOFTWARE — 0.61%
Oracle Corp.
FRN, (3 mo. LIBOR US + 0.200%)
0.86%, 07/07/17	6,800	6,807,194
FRN, (3 mo. LIBOR US + 0.510%)
1.17%, 10/08/19[b]	3,315	3,328,297
FRN, (3 mo. LIBOR US + 0.580%)
1.26%, 01/15/19[b]	8,200	8,254,309

		18,389,800
TELECOMMUNICATIONS — 3.70%
America Movil SAB de CV
FRN, (3 mo. LIBOR US + 1.000%)
1.66%, 09/12/16	6,149	6,150,789
AT&T Inc.
FRN, (3 mo. LIBOR US + 0.670%)
1.33%, 03/11/19	7,250	7,253,835
FRN, (3 mo. LIBOR US + 0.910%)
1.58%, 11/27/18	2,605	2,621,672
FRN, (3 mo. LIBOR US + 0.930%)
1.56%, 06/30/20[b]	6,000	5,993,322
Cisco Systems Inc.
FRN, (3 mo. LIBOR US + 0.280%)
0.96%, 03/03/17	14,120	14,143,891
FRN, (3 mo. LIBOR US + 0.310%)
0.96%, 06/15/18[b]	8,000	8,011,552
FRN, (3 mo. LIBOR US + 0.500%)
1.17%, 03/01/19[b]	5,900	5,925,229
FRN, (3 mo. LIBOR US + 0.600%)
1.25%, 02/21/18	1,000	1,005,894
Telefonica Emisiones SAU
FRN, (3 mo. LIBOR US + 0.650%)
1.29%, 06/23/17	5,300	5,292,903
Verizon Communications Inc.
FRN, (3 mo. LIBOR US + 0.370%)
1.00%, 08/15/19	5,000	5,000,180

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 0.400%)
1.06%, 06/09/17	$7,800	$7,811,162
FRN, (3 mo. LIBOR US + 0.770%)
1.43%, 06/17/19[b]	7,000	7,087,136
FRN, (3 mo. LIBOR US + 1.530%)
2.18%, 09/15/16	16,783	16,815,341
FRN, (3 mo. LIBOR US + 1.750%)
2.41%, 09/14/18[b]	17,786	18,296,458

		111,409,364
TRANSPORTATION — 0.25%
Network Rail Infrastructure Finance PLC
FRN, (3 mo. LIBOR US + 0.010%)
0.64%, 02/13/17[a]	7,500	7,496,250

		7,496,250

TOTAL CORPORATE BONDS & NOTES
(Cost: $2,485,515,063)		2,487,866,997

FOREIGN GOVERNMENT OBLIGATIONS[e] — 15.23%

CANADA — 1.30%
Export Development Canada FRN, (3 mo. LIBOR US + 0.010%)
0.64%, 08/13/19[a]	20,000	19,999,180
Province of Quebec Canada
FRN, (3 mo. LIBOR US + 0.230%)
0.91%, 09/04/18	14,100	14,067,993
FRN, (3 mo. LIBOR US + 0.280%)
0.98%, 07/21/19	5,000	4,997,080

		39,064,253
JAPAN — 0.34%
Japan Bank for International Cooperation/Japan
FRN, (3 mo. LIBOR US + 0.360%)
0.99%, 11/13/18	10,500	10,396,323

		10,396,323

193

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
NORWAY — 2.25%
Kommunalbanken AS
FRN, (3 mo. LIBOR US + 0.070%)
0.73%, 03/17/20[a]	$13,300	$13,172,147
FRN, (3 mo. LIBOR US + 0.120%)
0.76%, 05/02/17[a]	14,000	13,995,870
FRN, (3 mo. LIBOR US + 0.130%)
0.77%, 05/02/19[a]	10,000	9,992,190
0.88%, 10/31/16[a]	10,000	10,001,740
FRN, (3 mo. LIBOR US + 0.180%)
0.82%, 02/20/18[a]	8,900	8,885,707
FRN, (3 mo. LIBOR US + 0.380%)
1.02%, 03/27/17[a]	11,660	11,674,178

		67,721,832

SOUTH KOREA — 0.66%
Export-Import Bank of Korea
FRN, (3 mo. LIBOR US + 0.750%)
1.42%, 01/14/17	19,644	19,663,448
FRN, (3 mo. LIBOR US + 0.850%)
1.51%, 09/17/16	250	250,118

		19,913,566

SUPRANATIONAL — 9.37%
African Development Bank
FRN, (1 mo. LIBOR US + 0.280%)
1.00%, 08/02/17	6,000	5,998,806
FRN, (3 mo. LIBOR US + 0.040%)
0.53%, 08/01/18	5,000	4,993,505
Asian Development Bank
FRN, (3 mo. LIBOR US + 0.010%)
0.67%, 07/10/19	7,680	7,666,015
FRN, (3 mo. LIBOR US + 0.020%)
0.69%, 02/28/18	6,000	5,994,354
FRN, (3 mo. LIBOR US + 0.050%)
0.74%, 10/19/17	6,350	6,345,930
FRN, (3 mo. LIBOR US + 0.150%)
0.78%, 02/08/18	7,000	7,000,735
FRN, (3 mo. LIBOR US + 0.190%)
1.00%, 06/16/21	5,000	4,996,950
FRN, (3 mo. LIBOR US + 0.320%)
0.99%, 02/26/20	14,100	14,098,731
FRN, (3 mo. LIBOR US)
0.64%, 06/25/19	9,100	9,083,847

Security	Principal (000s)	Value
European Bank for Reconstruction & Development
FRN, (3 mo. LIBOR US + 0.110%)
0.77%, 01/10/20	$7,000	$6,993,945
European Investment Bank
FRN, (3 mo. LIBOR US + 0.070%)
0.73%, 10/09/18[a]	12,100	12,094,797
Inter-American Development Bank
FRN, (1 mo. LIBOR US + 0.010%)
0.49%, 10/15/17	3,100	3,095,087
FRN, (1 mo. LIBOR US + 0.020%)
0.50%, 06/12/17	11,110	11,099,434
FRN, (1 mo. LIBOR US + 0.040%)
0.53%, 11/26/18[b]	18,100	18,032,451
FRN, (3 mo. LIBOR US + 0.010%)
0.69%, 07/15/20	16,200	16,058,169
FRN, (3 mo. LIBOR US + 0.030%)
0.69%, 09/12/18	7,000	6,984,810
FRN, (3 mo. LIBOR US + 0.060%)
0.74%, 01/16/18	2,100	2,098,988
FRN, (3 mo. LIBOR US + 0.200%)
0.90%, 07/15/21	5,000	5,039,250
FRN, (3 mo. LIBOR US + 0.220%)
0.90%, 10/15/20	8,000	7,992,400
FRN, (3 mo. LIBOR US - 0.010%)
0.65%, 12/12/16	12,100	12,097,882
FRN, (3 mo. LIBOR US)
0.68%, 10/15/19	12,000	11,932,632
International Bank for Reconstruction & Development
FRN, (3 mo. LIBOR US + 0.140%)
0.79%, 12/16/17	4,370	4,374,418
FRN, (3 mo. LIBOR US + 0.280%)
0.91%, 02/11/21	15,000	15,022,440
FRN, (3 mo. LIBOR US)
0.63%, 09/30/17	20,000	19,984,940
0.66%, 12/17/18	10,000	9,979,910
International Finance Corp.
FRN, (1 mo. LIBOR US + 0.020%)
0.49%, 08/01/16	13,200	13,200,000
0.49%, 02/02/18	8,740	8,723,009
FRN, (3 mo. LIBOR US + 0.010%)
0.66%, 12/15/20	13,200	13,121,909
FRN, (3 mo. LIBOR US + 0.060%)
0.72%, 01/09/19	10,000	9,990,830
Nordic Investment Bank
FRN, (3 mo. LIBOR US + 0.050%)
0.76%, 04/25/18	8,000	7,996,144

		282,092,318

194

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

July 31, 2016

Security	Principal or Shares (000s)	Value
SWEDEN — 1.31%
Kommuninvest I Sverige AB
FRN, (3 mo. LIBOR US + 0.030%)
0.71%, 12/03/18[a]	$4,000	$3,990,008
FRN, (3 mo. LIBOR US + 0.140%)
0.77%, 08/17/18[a]	5,000	4,996,000
Svensk Exportkredit AB
FRN, (3 mo. LIBOR US + 0.180%)
0.81%, 11/10/17	5,000	4,992,270
0.84%, 06/12/17	3,200	3,200,051
FRN, (3 mo. LIBOR US + 0.300%)
1.01%, 01/23/17	12,820	12,831,192
FRN, (3 mo. LIBOR US + 0.330%)
1.00%, 01/14/19	9,400	9,396,099

		39,405,620

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $459,343,030)		458,593,912

SHORT-TERM INVESTMENTS — 10.69%

MONEY MARKET FUNDS — 10.69%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[f,g,h]	160,105	160,105,398
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[f,g,h]	34,489	34,489,215
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[f,g]	127,548	127,548,046

		322,142,659

TOTAL SHORT-TERM INVESTMENTS
(Cost: $322,142,659)		322,142,659

TOTAL INVESTMENTS IN SECURITIES — 108.52% (Cost: $3,267,000,752)(i)		$3,268,603,568
Other Assets, Less Liabilities — (8.52)%		(256,625,641)

NET ASSETS — 100.00%		$3,011,977,927

FRN — Floating Rate Note

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Schedule 1.
[e]	Investments are denominated in U.S. dollars.
[f]	Affiliated money market fund.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral.
[i]	The cost of investments for federal income tax purposes was $3,267,000,752. Net unrealized appreciation was $1,602,816, of which $4,967,841 represented gross unrealized appreciation on securities and $3,365,025 represented gross unrealized depreciation on securities.

195

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

July 31, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended July 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
0.94%, 08/01/17	$700	$—	$—	$700	$699,952	$4,607	$—
1.09%, 06/01/18	1,825	—	—	1,825	1,825,009	15,347	—

					$2,524,961	$19,954	$—

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$2,487,866,997	$—	$2,487,866,997
Foreign government obligations	—	458,593,912	—	458,593,912
Money market funds	322,142,659	—	—	322,142,659

Total	$322,142,659	$2,946,460,909	$—	$3,268,603,568

196

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL INFLATION-LINKED BOND ETF

July 31, 2016

Security	Principal (000s)		Value
FOREIGN GOVERNMENT INFLATION-INDEXED BONDS & NOTES — 58.72%

AUSTRALIA — 0.91%
Australia Government Bond
2.00%, 08/21/35[a]	AUD	13	$13,454
2.50%, 09/20/30[a]	AUD	27	30,568
3.00%, 09/20/25[a]	AUD	56	62,578
4.00%, 08/20/20[a]	AUD	21	30,293

			136,893

BRAZIL — 7.67%
Brazil Notas do Tesouro Nacional
Series B
5.99%, 08/15/16	BRL	57	51,305
5.99%, 08/15/18	BRL	270	241,162
5.99%, 08/15/20	BRL	188	168,293
5.99%, 08/15/22	BRL	106	95,020
5.99%, 08/15/24	BRL	120	108,576
5.99%, 08/15/40	BRL	101	93,958
5.99%, 08/15/50	BRL	170	158,749
6.12%, 05/15/35	BRL	114	104,665
6.12%, 05/15/45	BRL	125	115,331
6.12%, 05/15/55	BRL	20	18,731

			1,155,790

CANADA — 1.47%
Canadian Government Real Return Bond
1.25%, 12/01/47	CAD	19	18,588
1.50%, 12/01/44	CAD	22	22,745
2.00%, 12/01/41	CAD	88	95,891
4.00%, 12/01/31	CAD	28	34,442
4.25%, 12/01/26	CAD	45	50,519

			222,185

CHILE — 1.11%
Bonos de la Tesoreria de la Republica
4.48%, 10/15/23	CLP	65,337	121,578
Bonos del Banco Central de Chile en UF
2.99%, 05/01/28	CLP	26,135	46,163

			167,741

Security	Principal (000s)		Value
COLOMBIA — 0.73%
Colombian TES
3.00%, 03/25/33	COP	30,183	$8,878
3.50%, 03/10/21	COP	241,949	79,846
4.75%, 02/23/23	COP	60,366	21,190

			109,914

DENMARK — 0.15%
Denmark I/L Government Bond
0.10%, 11/15/23	DKK	136	21,846

			21,846
FRANCE — 6.43%
France Government Bond OAT
0.10%, 07/25/21[a]	EUR	52	61,169
0.25%, 07/25/18[a]	EUR	1	1,195
0.25%, 07/25/24[a]	EUR	20	25,118
1.00%, 07/25/17[a]	EUR	1	1,295
1.10%, 07/25/22[a]	EUR	155	195,810
1.30%, 07/25/19[a]	EUR	11	12,818
1.80%, 07/25/40[a]	EUR	37	66,647
1.85%, 07/25/27[a]	EUR	1	1,574
2.10%, 07/25/23[a]	EUR	102	139,728
2.25%, 07/25/20[a]	EUR	61	77,694
3.15%, 07/25/32[a]	EUR	141	262,367
3.40%, 07/25/29	EUR	70	124,106

			969,521

GERMANY — 2.50%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond
0.75%, 04/15/18[a]	EUR	55	62,682
Deutsche Bundesrepublik Inflation Linked Bond
0.10%, 04/15/23[a]	EUR	101	121,450
0.10%, 04/15/46[a]	EUR	19	28,642
0.50%, 04/15/30[a]	EUR	36	48,858
1.75%, 04/15/20[a]	EUR	93	114,870

			376,502

ISRAEL — 1.61%
Israel Government Bond - CPI Linked
1.00%, 05/31/45	ILS	50	12,951
2.75%, 09/30/22	ILS	200	63,294

197

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL INFLATION-LINKED BOND ETF

July 31, 2016

Security	Principal (000s)		Value
2.75%, 08/30/41	ILS	50	$19,363
3.50%, 04/30/18	ILS	269	87,066
4.00%, 05/30/36	ILS	123	60,305

			242,979
ITALY — 6.11%
Italy Buoni Poliennali Del Tesoro
1.25%, 09/15/32[b]	EUR	25	30,320
2.10%, 09/15/17[a]	EUR	148	169,694
2.10%, 09/15/21[a]	EUR	76	94,623
2.35%, 09/15/19[a]	EUR	164	198,551
2.35%, 09/15/24[b]	EUR	61	79,844
2.35%, 09/15/35[a]	EUR	73	105,477
2.55%, 09/15/41[a]	EUR	40	60,815
2.60%, 09/15/23[a]	EUR	86	113,189
3.10%, 09/15/26[a]	EUR	48	67,427

			919,940
JAPAN — 1.69%
Japanese Government CPI Linked Bond
0.10%, 09/10/23	JPY	1,236	12,784
0.10%, 03/10/24	JPY	3,785	39,168
0.10%, 09/10/24	JPY	6,474	67,560
0.10%, 03/10/25	JPY	9,581	100,169
0.10%, 03/10/26	JPY	1,993	20,939
1.20%, 12/10/17	JPY	1,334	13,587

			254,207
MEXICO — 1.74%
Mexican Udibonos
2.50%, 12/10/20	MXN	867	47,029
3.50%, 12/14/17	MXN	813	44,578
4.00%, 11/15/40	MXN	1,402	85,604
4.00%, 11/08/46	MXN	312	19,290
4.50%, 12/04/25	MXN	488	30,279
4.50%, 11/22/35	MXN	547	35,412

			262,192
NEW ZEALAND — 0.31%
New Zealand Government Bond
2.00%, 09/20/25[a]	NZD	24	18,851
2.50%, 09/20/35[a]	NZD	13	10,856
3.00%, 09/20/30[a]	NZD	20	17,565

			47,272

Security	Principal (000s)		Value
SOUTH AFRICA — 0.95%
South Africa Government Bond - CPI Linked
2.25%, 01/31/38	ZAR	175	$13,307
2.50%, 01/31/17	ZAR	31	2,215
2.50%, 03/31/46	ZAR	12	952
2.50%, 12/31/50	ZAR	200	16,259
2.60%, 03/31/28	ZAR	129	9,992
3.45%, 12/07/33	ZAR	569	50,567
5.50%, 12/07/23	ZAR	557	50,362

			143,654
SOUTH KOREA — 0.33%
Inflation Linked Korea Treasury Bond
2.75%, 06/10/20	KRW	51,951	50,181

			50,181
SPAIN — 0.57%
Spain Government Inflation Linked Bond
1.00%, 11/30/30[b]	EUR	17	20,421
1.80%, 11/30/24[b]	EUR	51	64,838

			85,259
SWEDEN — 0.71%
Sweden Inflation Linked Bond
0.25%, 06/01/22	SEK	120	15,928
1.00%, 06/01/25	SEK	25	3,635
3.50%, 12/01/28	SEK	360	84,035
4.00%, 12/01/20	SEK	20	3,801

			107,399
THAILAND — 0.20%
Thailand Government Bond
1.20%, 07/14/21[a]	THB	1,069	30,181

			30,181
TURKEY — 1.16%
Turkey Government Bond
1.00%, 05/03/23	TRY	64	19,816
2.00%, 10/26/22	TRY	161	51,936
2.00%, 09/18/24	TRY	23	7,276
2.40%, 05/08/24	TRY	41	13,573
2.80%, 11/08/23	TRY	25	8,511
3.00%, 07/21/21	TRY	73	25,007
3.00%, 02/23/22	TRY	76	25,889
3.00%, 08/02/23	TRY	63	21,860
4.00%, 04/01/20	TRY	2	765

			174,633

198

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL INFLATION-LINKED BOND ETF

July 31, 2016

Security	Principal (000s)		Value
UNITED KINGDOM — 22.37%
United Kingdom Gilt Inflation Linked
0.13%, 11/22/19[a]	GBP	89	$129,026
0.13%, 03/22/24[a]	GBP	113	174,495
0.13%, 03/22/26[a]	GBP	19	30,270
0.13%, 03/22/29[a]	GBP	102	165,352
0.13%, 03/22/44[a]	GBP	88	174,571
0.13%, 03/22/46[a]	GBP	49	98,994
0.13%, 03/22/58[a]	GBP	49	120,724
0.13%, 11/22/65[a]	GBP	23	64,762
0.13%, 03/22/68[a]	GBP	58	168,240
0.25%, 03/22/52[a]	GBP	56	129,793
0.38%, 03/22/62[a]	GBP	61	174,404
0.50%, 03/22/50[a]	GBP	66	155,465
0.63%, 03/22/40[a]	GBP	139	289,564
0.63%, 11/22/42[a]	GBP	20	42,720
0.75%, 03/22/34[a]	GBP	11	21,267
0.75%, 11/22/47[a]	GBP	60	144,731
1.13%, 11/22/37[a]	GBP	22	47,986
1.25%, 11/22/17[a]	GBP	74	103,384
1.25%, 11/22/27[a]	GBP	62	111,167
1.25%, 11/22/32[a]	GBP	102	202,884
1.25%, 11/22/55[a]	GBP	63	198,685
1.88%, 11/22/22[a]	GBP	125	208,586
2.00%, 01/26/35[a]	GBP	80	271,485
2.50%, 07/17/24[a]	GBP	10	47,957
4.13%, 07/22/30[a]	GBP	20	93,615

			3,370,127

TOTAL FOREIGN GOVERNMENT INFLATION-INDEXED BONDS & NOTES
(Cost: $9,391,439)			8,848,416

U.S. GOVERNMENT OBLIGATIONS — 37.74%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 07/15/26	USD	74	77,217
0.13%, 04/15/18	USD	419	422,172
0.13%, 01/15/23	USD	450	456,819
0.13%, 07/15/22	USD	259	264,866
0.13%, 04/15/19	USD	243	246,751
0.13%, 07/15/24	USD	193	195,945
0.13%, 04/15/20	USD	26	26,932
0.25%, 01/15/25	USD	152	155,195
0.38%, 07/15/23	USD	385	398,096
0.38%, 07/15/25	USD	47	48,226
0.63%, 02/15/43	USD	124	125,234
0.63%, 01/15/24	USD	265	277,644
0.63%, 01/15/26	USD	65	68,350
0.63%, 07/15/21	USD	133	139,733
0.75%, 02/15/42	USD	121	125,928
0.75%, 02/15/45	USD	105	109,183
1.13%, 01/15/21	USD	325	345,947
1.25%, 07/15/20	USD	220	235,438

Security	Principal or Shares (000s)		Value
1.38%, 07/15/18	USD	242	$251,435
1.38%, 01/15/20	USD	219	232,594
1.38%, 02/15/44	USD	129	154,317
2.00%, 01/15/26	USD	274	322,932
2.13%, 02/15/40	USD	56	74,779
2.13%, 02/15/41	USD	135	183,651
2.38%, 01/15/27	USD	119	146,952
2.38%, 01/15/25	USD	32	38,120
3.88%, 04/15/29	USD	388	563,057

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $5,454,915)			5,687,513

SHORT-TERM INVESTMENTS — 0.37%

SHORT-TERM INVESTMENTS — 0.37%

MONEY MARKET FUNDS — 0.37%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]		56	56,221

			56,221

TOTAL SHORT-TERM INVESTMENTS
(Cost: $56,221)			56,221

TOTAL INVESTMENTS IN SECURITIES — 96.83%
(Cost: $14,902,575)[e]			14,592,150
Other Assets, Less Liabilities — 3.17%			476,681

NET ASSETS — 100.00%			$15,068,831

Currency abbreviations:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
COP	— Colombian Peso
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
ILS	— Israeli Shekel
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NZD	— New Zealand Dollar
SEK	— Swedish Krona
THB	— Thai Baht
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

199

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL INFLATION-LINKED BOND ETF

July 31, 2016

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	The cost of investments for federal income tax purposes was $14,927,131. Net unrealized depreciation was $334,981, of which $745,738 represented gross unrealized appreciation on securities and $1,080,719 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Foreign government inflation-indexed bonds & notes	$—	$8,848,416	$—	$8,848,416
U.S. government obligations	—	5,687,513	—	5,687,513
Money market funds	56,221	—	—	56,221

Total	$56,221	$14,535,929	$—	$14,592,150

200

Schedule of Investments  (Unaudited)

iSHARES® GNMA BOND ETF

July 31, 2016

Security	Principal (000s)	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.73%

MORTGAGE-BACKED SECURITIES — 99.73%
Government National Mortgage Association
2.50%, 01/15/28	$15	$15,226
2.50%, 02/20/28	31	32,412
2.50%, 01/20/31	454	473,585
2.50%, 04/20/43	48	49,678
2.50%, 08/01/46[a]	550	564,008
3.00%, 07/15/27	26	27,596
3.00%, 09/15/27	29	30,742
3.00%, 01/20/31	710	749,503
3.00%, 07/20/31	1,000	1,056,300
3.00%, 09/15/42	12	12,612
3.00%, 10/15/42	120	126,706
3.00%, 09/20/43	2,837	2,990,712
3.00%, 08/20/44	1,687	1,778,658
3.00%, 08/20/45	3,743	3,935,923
3.00%, 08/01/46[a]	20,925	21,974,351
3.50%, 02/15/26	17	17,799
3.50%, 11/15/26	12	12,577
3.50%, 02/20/27	32	33,939
3.50%, 01/20/31	204	216,569
3.50%, 09/15/41	20	21,396
3.50%, 11/15/41	274	291,876
3.50%, 01/15/42	31	33,095
3.50%, 09/15/42	67	71,132
3.50%, 10/15/42	25	27,091
3.50%, 11/15/42	117	124,876
3.50%, 03/15/43	98	105,469
3.50%, 05/15/43	105	112,682
3.50%, 06/15/43	94	100,224
3.50%, 07/20/45	7,916	8,421,312
3.50%, 01/20/46	3,250	3,456,484
3.50%, 02/20/46	1,970	2,095,810
3.50%, 03/20/46	1,219	1,296,965
3.50%, 05/20/46	3,051	3,246,523
3.50%, 06/20/46	3,611	3,843,475
3.50%, 07/20/46	2,937	3,125,682
3.50%, 08/01/46[a]	24,220	25,742,225
4.00%, 03/20/26	11	11,987
4.00%, 07/20/26	10	10,286
4.00%, 02/15/41	29	31,025
4.00%, 03/15/41	27	28,567
4.00%, 04/15/41	114	122,663
4.00%, 05/15/41	22	24,402
4.00%, 12/15/41	37	40,596
4.00%, 01/15/42	28	29,852
4.00%, 02/15/42	92	98,674
4.00%, 03/15/42	154	167,078

Security	Principal or Shares (000s)	Value
4.00%, 05/15/42	$30	$31,876
4.00%, 08/15/42	44	48,159
4.00%, 09/20/42	706	756,345
4.00%, 04/15/44	204	219,106
4.00%, 05/15/44	202	217,156
4.00%, 08/20/44	144	153,566
4.00%, 10/20/44	1,591	1,699,327
4.00%, 09/20/45	114	122,068
4.00%, 10/20/45	2,077	2,218,165
4.00%, 01/20/46	409	437,000
4.00%, 03/20/46	2,098	2,245,466
4.00%, 05/20/46	11,888	12,707,129
4.00%, 06/20/46	262	280,195
4.00%, 08/01/46[a]	3,967	4,242,903
4.50%, 04/15/24	16	17,124
4.50%, 07/20/24	11	12,037
4.50%, 08/15/39	488	537,556
4.50%, 07/15/40	148	162,637
4.50%, 08/15/40	228	250,967
4.50%, 11/20/45	1,426	1,527,519
4.50%, 08/01/46[a]	9,283	9,983,569
5.00%, 07/15/39	95	106,557
5.00%, 07/20/42	465	506,394
5.00%, 07/20/46	300	327,448
5.00%, 08/01/46[a]	9,297	10,124,250
5.50%, 10/15/38	62	69,917
5.50%, 07/20/40	769	844,597
5.50%, 08/01/46[a]	280	314,475
6.00%, 09/20/38	80	91,095
6.00%, 08/01/46[a]	200	227,781

		137,262,727

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $136,326,547)		137,262,727

SHORT-TERM INVESTMENTS — 54.20%

MONEY MARKET FUNDS — 54.20%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[b,c]	74,589	74,589,016

		74,589,016

TOTAL SHORT-TERM INVESTMENTS
(Cost: $74,589,016)		74,589,016

TOTAL INVESTMENTS IN SECURITIES — 153.93%
(Cost: $210,915,563)[d]		211,851,743
Other Assets, Less Liabilities — (53.93)%		(74,226,050)

NET ASSETS — 100.00%		$137,625,693

[a]	To-be-announced (TBA).
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $210,915,719. Net unrealized appreciation was $936,024, of which $1,007,063 represented gross unrealized appreciation on securities and $71,039 represented gross unrealized depreciation on securities.

201

Schedule of Investments (Unaudited ) (Continued)

iSHARES® GNMA BOND ETF

July 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
U.S. government agency obligations	$—	$137,262,727	$—	$137,262,727
Money market funds	74,589,016	—	—	74,589,016

Total	$74,589,016	$137,262,727	$—	$211,851,743

202

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® DEC 2016 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 36.88%

AEROSPACE & DEFENSE — 0.93%
Boeing Capital Corp.
2.13%, 08/15/16	$306	$306,420
Boeing Co. (The)
3.75%, 11/20/16	66	67,032
Lockheed Martin Corp.
2.13%, 09/15/16	230	230,508

		603,960
AUTO MANUFACTURERS — 1.25%
American Honda Finance Corp.
1.13%, 10/07/16	298	297,791
PACCAR Financial Corp.
1.15%, 08/16/16	65	65,493
Toyota Motor Credit Corp.
2.00%, 09/15/16	450	450,380

		813,664
AUTO PARTS & EQUIPMENT — 0.15%
Johnson Controls Inc.
2.60%, 12/01/16	96	96,753

		96,753
BANKS — 10.74%
Bank of America Corp.
1.35%, 11/21/16	443	442,968
5.63%, 10/14/16[a]	173	175,002
5.75%, 08/15/16	29	28,939
6.50%, 08/01/16	679	678,890
Bank of Nova Scotia (The)
1.10%, 12/13/16	169	169,664
Barclays Bank PLC
5.00%, 09/22/16	578	581,105
BNP Paribas SA
1.25%, 12/12/16	362	362,468
Branch Banking & Trust Co.
1.05%, 12/01/16 (Call 11/01/16)	241	240,837
1.45%, 10/03/16 (Call 09/03/16)[a]	332	332,413
Capital One Financial Corp.
6.15%, 09/01/16	185	185,604
Citigroup Inc.
1.30%, 11/15/16	358	358,416
Fifth Third Bank/Cincinnati OH
1.15%, 11/18/16 (Call 10/18/16)	193	192,717
Goldman Sachs Group Inc. (The)
5.75%, 10/01/16	381	384,321

Security	Principal (000s)	Value
Huntington National Bank (The)
1.30%, 11/20/16 (Call 10/20/16)	$241	$240,909
Morgan Stanley
5.75%, 10/18/16[a]	289	291,833
MUFG Union Bank N.A.
1.50%, 09/26/16 (Call 08/29/16)	241	240,809
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/22/16)[b]	590	590,753
Royal Bank of Canada
1.45%, 09/09/16	110	109,871
Toronto-Dominion Bank (The)
1.50%, 09/09/16	49	49,152
2.38%, 10/19/16	492	493,679
U.S. Bancorp. Series F
2.20%, 11/15/16 (Call 10/14/16)	410	411,402
Wachovia Corp.
5.63%, 10/15/16	25	25,275
Wells Fargo & Co.
2.63%, 12/15/16[a]	193	193,914
5.13%, 09/15/16	23	23,234
Westpac Banking Corp.
1.05%, 11/25/16	193	192,720

		6,996,895
BEVERAGES — 1.01%
Coca-Cola Co. (The)
0.75%, 11/01/16	108	107,914
1.80%, 09/01/16	405	405,836
Diageo Capital PLC
5.50%, 09/30/16	143	144,578

		658,328
BIOTECHNOLOGY — 0.57%
Amgen Inc.
2.50%, 11/15/16	178	179,087
Gilead Sciences Inc.
3.05%, 12/01/16[a]	192	193,094

		372,181
BUILDING MATERIALS — 0.02%
CRH America Inc.
6.00%, 09/30/16	10	9,686

		9,686

203

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2016 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
CHEMICALS — 0.80%
Ecolab Inc.
3.00%, 12/08/16	$298	$299,729
EI du Pont de Nemours & Co.
5.25%, 12/15/16	221	223,826

		523,555
COMMERCIAL SERVICES — 0.33%
Western Union Co. (The)
5.93%, 10/01/16	216	217,364

		217,364
COSMETICS & PERSONAL CARE — 0.66%
Colgate-Palmolive Co.
5.20%, 11/07/16	96	97,305
Procter & Gamble Co. (The)
0.75%, 11/04/16	160	159,888
1.45%, 08/15/16	173	173,390

		430,583
DIVERSIFIED FINANCIAL SERVICES — 3.48%
American Express Co.
5.50%, 09/12/16	100	100,641
American Express Credit Corp.
2.80%, 09/19/16[a]	702	703,910
Ford Motor Credit Co. LLC
8.00%, 12/15/16	481	493,688
General Electric Co.
3.35%, 10/17/16	236	237,261
5.38%, 10/20/16	96	97,277
International Lease Finance Corp.
6.75%, 09/01/16[c]	193	193,378
Nomura Holdings Inc.
2.00%, 09/13/16	350	350,049
Vesey Street Investment Trust I
4.40%, 09/01/16[d]	91	91,375

		2,267,579
ELECTRIC — 2.86%
Consolidated Edison Co. of New York Inc.
5.50%, 09/15/16	96	96,793
Dayton Power & Light Co. (The)
1.88%, 09/15/16	67	67,455
Dominion Gas Holdings LLC
1.05%, 11/01/16	193	192,622
Dominion Resources Inc./VA
1.95%, 08/15/16	241	240,827
Duke Energy Corp.
2.15%, 11/15/16	341	342,212
PECO Energy Co.
1.20%, 10/15/16	241	240,901

Security	Principal (000s)	Value
PSEG Power LLC
5.32%, 09/15/16	$337	$338,711
Southern Co. (The)
1.95%, 09/01/16	343	343,178

		1,862,699
ENVIRONMENTAL CONTROL — 0.21%
Waste Management Inc.
2.60%, 09/01/16	134	134,041

		134,041
FOOD — 0.85%
Hershey Co. (The)
1.50%, 11/01/16	193	193,096
5.45%, 09/01/16	24	24,174
Kellogg Co.
1.88%, 11/17/16	241	241,388
Kroger Co. (The)
1.20%, 10/17/16	96	96,384

		555,042
HEALTH CARE — PRODUCTS — 0.74%
Becton Dickinson and Co.
1.75%, 11/08/16	257	257,695
Stryker Corp.
2.00%, 09/30/16	221	221,898

		479,593
INSURANCE — 1.10%
Allied World Assurance Co. Holdings Ltd.
7.50%, 08/01/16	325	325,482
Berkshire Hathaway Finance Corp.
0.95%, 08/15/16	306	306,242
Berkshire Hathaway Inc.
2.20%, 08/15/16	82	81,896

		713,620
MACHINERY — 1.48%
Caterpillar Financial Services Corp.
1.00%, 11/25/16	147	147,463
1.35%, 09/06/16	48	48,191
2.05%, 08/01/16	406	406,372
Caterpillar Inc.
5.70%, 08/15/16	88	87,777
John Deere Capital Corp.
1.05%, 10/11/16	59	58,785
1.05%, 12/15/16	106	106,036
1.85%, 09/15/16	110	109,920

		964,544
MANUFACTURING — 0.59%
3M Co.
1.38%, 09/29/16	382	382,745

		382,745

204

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2016 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
MEDIA — 1.37%
21st Century Fox America Inc.
8.00%, 10/17/16	$96	$97,646
Scripps Networks Interactive Inc.
2.70%, 12/15/16	210	211,135
Viacom Inc.
2.50%, 12/15/16	193	193,408
Walt Disney Co. (The)
1.35%, 08/16/16	256	256,232
5.63%, 09/15/16	136	136,577

		894,998
MINING — 0.30%
BHP Billiton Finance USA Ltd.
1.88%, 11/21/16	193	193,052

		193,052
OIL & GAS — 2.28%
BP Capital Markets PLC
2.25%, 11/01/16	464	465,657
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/16	408	411,890
Shell International Finance BV
0.90%, 11/15/16[a]	218	217,768
Total Capital International SA
1.00%, 08/12/16	391	390,991

		1,486,306
OIL & GAS SERVICES — 0.50%
Halliburton Co.
1.00%, 08/01/16	228	228,224
Schlemburger Ltd.
1.15%, 12/15/16	96	96,439

		324,663
PHARMACEUTICALS — 0.79%
Johnson & Johnson
0.70%, 11/28/16	144	144,495
Mylan Inc.
1.35%, 11/29/16	153	153,197
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16[a]	217	217,634

		515,326
REAL ESTATE INVESTMENT TRUSTS — 0.22%
AvalonBay Communities Inc.
5.75%, 09/15/16[a]	96	96,797
Liberty Property LP
5.50%, 12/15/16	48	48,886

		145,683

Security	Principal or Shares (000s)	Value
RETAIL — 1.09%
CVS Health Corp.
1.20%, 12/05/16	$218	$217,933
6.13%, 08/15/16	96	96,444
Lowe’s Companies Inc.
5.40%, 10/15/16	74	74,817
Macy’s Retail Holdings Inc.
5.90%, 12/01/16	218	221,192
Starbucks Corp.
0.88%, 12/05/16	96	96,400

		706,786
SEMICONDUCTORS — 0.71%
Intel Corp.
1.95%, 10/01/16	459	460,314

		460,314
TELECOMMUNICATIONS — 1.63%
America Movil SAB de CV
2.38%, 09/08/16[a]	385	385,808
AT&T Inc.
2.40%, 08/15/16	452	451,854
Orange SA
2.75%, 09/14/16	223	223,882

		1,061,544
TOYS, GAMES & HOBBIES — 0.15%
Mattel Inc.
2.50%, 11/01/16	96	96,627

		96,627
TRANSPORTATION — 0.07%
Canadian National Railway Co.
1.45%, 12/15/16 (Call 11/15/16)	48	48,247

		48,247

TOTAL CORPORATE BONDS & NOTES
(Cost: $24,012,242)		24,016,378

SHORT-TERM INVESTMENTS — 66.86%

MONEY MARKET FUNDS — 66.86%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[e,f,g]	2,529	2,529,189
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[e,f,g]	140	139,749

205

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2016 TERM CORPORATE ETF

July 31, 2016

Security	Shares (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[e,f]	40,870	$40,870,455

		43,539,393

TOTAL SHORT-TERM INVESTMENTS
(Cost: $43,539,393)		43,539,393

TOTAL INVESTMENTS IN SECURITIES — 103.74%
(Cost: $67,551,635)[h]		67,555,771
Other Assets, Less Liabilities — (3.74)%		(2,436,000)

NET ASSETS — 100.00%		$65,119,771

[a]	All or a portion of this security represents a security on loan.
[b]	Affiliated issuer. See Schedule 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $67,551,635. Net unrealized appreciation was $4,136, of which $7,055 represented gross unrealized appreciation on securities and $2,919 represented gross unrealized depreciation on securities.

206

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2016 TERM CORPORATE ETF

July 31, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended July 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Funding Corp. 2.70%, 09/19/16	$475	$138	$(23)	$590	$590,753	$4,426	$(7)

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$24,016,378	$—	$24,016,378
Money market funds	43,539,393	—	—	43,539,393

Total	$43,539,393	$24,016,378	$—	$67,555,771

207

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® DEC 2017 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.30%

AEROSPACE & DEFENSE — 0.99%
General Dynamics Corp.
1.00%, 11/15/17	$237	$237,417
United Technologies Corp.
1.80%, 06/01/17	339	341,420
5.38%, 12/15/17	336	356,254

		935,091
AGRICULTURE — 0.59%
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	15	15,224
Philip Morris International Inc.
1.13%, 08/21/17	234	234,521
1.25%, 11/09/17	247	248,052
1.63%, 03/20/17	9	9,048
Reynolds American Inc.
2.30%, 08/21/17	50	50,542

		557,387
AUTO MANUFACTURERS — 3.20%
American Honda Finance Corp.
0.95%, 05/05/17	250	250,158
1.20%, 07/14/17	9	9,016
1.55%, 12/11/17	376	378,979
General Motors Financial Co. Inc.
2.63%, 07/10/17	43	43,345
3.00%, 09/25/17	321	325,867
4.75%, 08/15/17	345	355,924
PACCAR Financial Corp.
1.40%, 11/17/17	100	100,626
1.60%, 03/15/17	37	37,178
Toyota Motor Credit Corp.
1.13%, 05/16/17	309	309,474
1.25%, 10/05/17	443	444,487
1.75%, 05/22/17	583	586,319
2.05%, 01/12/17	186	186,933

		3,028,306
AUTO PARTS & EQUIPMENT — 0.11%
Johnson Controls Inc.
1.40%, 11/02/17	100	99,984

		99,984
BANKS — 32.82%
American Express Bank FSB
6.00%, 09/13/17	250	263,088

Security	Principal (000s)	Value
Australia & New Zealand Banking Group Ltd./New York NY
1.25%, 01/10/17[a]	$250	$250,407
1.25%, 06/13/17	450	450,654
Bank of America Corp.
1.70%, 08/25/17	521	522,855
3.88%, 03/22/17	102	103,790
5.42%, 03/15/17	100	102,481
5.75%, 12/01/17	330	348,608
6.00%, 09/01/17	195	204,257
6.40%, 08/28/17	650	684,458
Bank of America N.A.
1.25%, 02/14/17	250	250,420
5.30%, 03/15/17	500	512,737
6.10%, 06/15/17	250	260,281
Bank of Montreal
1.30%, 07/14/17 (Call 06/14/17)	395	395,469
1.40%, 09/11/17	53	53,139
2.50%, 01/11/17	239	240,632
Bank of New York Mellon Corp. (The)
1.97%, 06/20/17[b]	37	37,322
2.40%, 01/17/17 (Call 12/18/16)	460	462,723
Bank of Nova Scotia (The)
1.25%, 04/11/17	233	233,424
1.38%, 12/18/17 (Call 11/18/17)	433	434,182
2.55%, 01/12/17	197	198,522
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	272	273,202
2.15%, 03/22/17 (Call 02/22/17)	300	301,897
BNP Paribas SA
1.38%, 03/17/17[a]	236	236,461
2.38%, 09/14/17	385	389,529
BPCE SA
1.63%, 02/10/17	250	250,480
Branch Banking & Trust Co.
1.35%, 10/01/17 (Call 09/01/17)	250	250,503
Capital One Financial Corp.
6.75%, 09/15/17	40	42,229
Capital One N.A./Mclean VA
1.50%, 09/05/17 (Call 08/05/17)	250	249,966
Citigroup Inc.
1.35%, 03/10/17	173	173,203
1.55%, 08/14/17	248	248,349
1.85%, 11/24/17	807	811,050
4.45%, 01/10/17	125	126,772

208

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2017 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
6.00%, 08/15/17	$50	$52,330
6.13%, 11/21/17	200	211,474
Commonwealth Bank of Australia/New York NY
1.13%, 03/13/17	1,000	1,000,946
Compass Bank
1.85%, 09/29/17 (Call 08/29/17)	250	249,391
Cooperatieve Rabobank UA
3.38%, 01/19/17	438	442,656
Credit Suisse AG/New York NY
1.38%, 05/26/17	500	500,026
Deutsche Bank AG/London
1.35%, 05/30/17[a]	311	308,798
1.40%, 02/13/17[a]	436	435,147
6.00%, 09/01/17[a]	422	438,776
Fifth Third Bancorp.
5.45%, 01/15/17	60	61,071
Fifth Third Bank/Cincinnati OH
1.35%, 06/01/17 (Call 05/01/17)	200	200,488
Goldman Sachs Group Inc. (The)
5.63%, 01/15/17	350	356,704
6.25%, 09/01/17	647	681,243
HSBC USA Inc.
1.50%, 11/13/17	400	399,681
Huntington National Bank (The)
1.38%, 04/24/17 (Call 03/24/17)	250	250,569
Intesa Sanpaolo SpA
2.38%, 01/13/17	400	400,933
JPMorgan Chase & Co.
1.35%, 02/15/17	1,182	1,184,544
2.00%, 08/15/17	587	592,062
6.13%, 06/27/17	246	256,560
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	550	579,411
Lloyds Bank PLC
4.20%, 03/28/17	62	63,355
Manufacturers & Traders Trust Co.
1.40%, 07/25/17 (Call 06/25/17)	250	250,419
Morgan Stanley
4.75%, 03/22/17	629	643,314
5.45%, 01/09/17	300	305,505
5.95%, 12/28/17	200	212,318
6.25%, 08/28/17	750	788,563
Series F
5.55%, 04/27/17	200	206,512

Security	Principal (000s)	Value
National Australia Bank Ltd./New York
2.75%, 03/09/17	$250	$252,623
PNC Bank N.A.
1.13%, 01/27/17 (Call 12/28/16)[c]	750	750,702
PNC Funding Corp.
5.63%, 02/01/17[c]	40	40,865
Royal Bank of Canada
1.00%, 04/27/17	200	200,089
1.20%, 01/23/17	310	310,416
1.25%, 06/16/17	546	546,553
1.40%, 10/13/17	202	202,569
Santander UK PLC
1.38%, 03/13/17	151	150,901
1.65%, 09/29/17	140	139,979
Societe Generale SA
2.75%, 10/12/17	250	253,654
Sumitomo Mitsui Banking Corp.
1.35%, 07/11/17[a]	550	550,450
SunTrust Banks Inc.
3.50%, 01/20/17 (Call 12/20/16)	302	304,724
6.00%, 09/11/17	100	104,924
Svenska Handelsbanken AB
2.88%, 04/04/17	500	506,329
Toronto-Dominion Bank (The)
1.13%, 05/02/17	668	668,561
U.S. Bancorp.
1.65%, 05/15/17 (Call 04/15/17)	451	453,366
U.S. Bank N.A./Cincinnati OH
1.10%, 01/30/17 (Call 12/30/16)	250	250,295
1.38%, 09/11/17 (Call 08/11/17)	250	250,797
UBS AG/Stamford CT
1.38%, 06/01/17	250	250,269
5.88%, 12/20/17	750	796,303
Wachovia Corp.
5.75%, 06/15/17	210	218,436
Wells Fargo & Co.
1.15%, 06/02/17	212	212,184
1.40%, 09/08/17	770	771,997
2.10%, 05/08/17	441	444,618
5.63%, 12/11/17	906	960,427
Westpac Banking Corp.
1.20%, 05/19/17	650	650,535
1.50%, 12/01/17[a]	140	140,438
2.00%, 08/14/17	200	201,617

		31,020,507

209

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2017 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
BEVERAGES — 3.09%
Anheuser-Busch InBev Finance Inc.
1.13%, 01/27/17	$133	$133,286
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	960	963,301
Beam Suntory Inc.
1.88%, 05/15/17	100	100,396
Coca-Cola Co. (The)
0.88%, 10/27/17	400	400,307
Diageo Capital PLC
1.50%, 05/11/17	405	406,669
5.75%, 10/23/17	164	173,246
Molson Coors Brewing Co.
2.00%, 05/01/17	50	50,268
PepsiCo Inc.
0.95%, 02/22/17	61	61,038
1.13%, 07/17/17	200	200,597
1.25%, 08/13/17	182	182,818
Series 1
1.00%, 10/13/17	250	250,260

		2,922,186
BIOTECHNOLOGY — 1.12%
Amgen Inc.
1.25%, 05/22/17	296	296,397
2.13%, 05/15/17	601	605,777
5.85%, 06/01/17	46	47,765
Celgene Corp.
1.90%, 08/15/17	109	109,658

		1,059,597
CHEMICALS — 0.55%
Eastman Chemical Co.
2.40%, 06/01/17	139	140,276
Ecolab Inc.
1.45%, 12/08/17	40	40,127
Monsanto Co.
1.15%, 06/30/17	137	136,931
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	40	40,967
Rohm & Haas Co.
6.00%, 09/15/17	100	104,973
Sherwin-Williams Co. (The)
1.35%, 12/15/17[a]	60	60,169

		523,443

Security	Principal (000s)	Value
COMMERCIAL SERVICES — 0.13%
Synchrony Financial
1.88%, 08/15/17 (Call 07/15/17)	$109	$109,013
Western Union Co. (The)
2.88%, 12/10/17	9	9,104

		118,117
COMPUTERS — 2.74%
Apple Inc.
0.90%, 05/12/17	139	139,050
1.05%, 05/05/17[a]	560	561,011
Hewlett Packard Enterprise Co.
2.45%, 10/05/17[d]	600	606,536
International Business Machines Corp.
1.25%, 02/06/17	200	200,560
5.70%, 09/14/17	950	1,001,079
NetApp Inc.
2.00%, 12/15/17	83	83,209

		2,591,445

COSMETICS & PERSONAL CARE — 0.14%
Colgate-Palmolive Co.
1.30%, 01/15/17	30	30,106
2.63%, 05/01/17	100	101,292

		131,398

DISTRIBUTION & WHOLESALE — 0.11%
Ingram Micro Inc.
5.25%, 09/01/17	100	102,851

		102,851

DIVERSIFIED FINANCIAL SERVICES — 8.67%
Air Lease Corp.
5.63%, 04/01/17	183	187,346
American Express Co.
6.15%, 08/28/17	191	201,040
American Express Credit Corp.
1.13%, 06/05/17	551	551,683
1.55%, 09/22/17	252	252,961
2.38%, 03/24/17[a]	622	627,872
Bear Stearns Companies LLC (The)
5.55%, 01/22/17	326	332,674
6.40%, 10/02/17	453	478,939
Capital One Bank USA N.A.
1.20%, 02/13/17 (Call 01/13/17)[a]	250	250,117

210

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2017 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
Discover Financial Services
6.45%, 06/12/17	$150	$155,834
Ford Motor Credit Co. LLC
1.50%, 01/17/17	400	400,581
1.68%, 09/08/17	250	250,330
1.72%, 12/06/17	400	400,324
3.00%, 06/12/17	400	405,239
6.63%, 08/15/17	200	210,499
General Electric Co.
1.25%, 05/15/17 (Call 04/13/17)	296	296,785
1.60%, 11/20/17	107	108,090
2.30%, 04/27/17	91	92,000
2.90%, 01/09/17[a]	36	36,321
5.40%, 02/15/17	67	68,630
5.63%, 09/15/17	440	463,603
International Lease Finance Corp.
8.75%, 03/15/17	500	521,250
Murray Street Investment Trust I
4.65%, 03/09/17[b]	560	569,656
National Rural Utilities Cooperative Finance Corp.
0.95%, 04/24/17	75	74,988
1.10%, 01/27/17[a]	250	250,427
5.45%, 04/10/17	90	92,810
NYSE Holdings LLC
2.00%, 10/05/17	121	122,181
ORIX Corp.
3.75%, 03/09/17	260	263,566
Visa Inc.
1.20%, 12/14/17	525	527,550

		8,193,296
ELECTRIC — 3.63%
Alabama Power Co.
5.50%, 10/15/17	75	78,928
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	184	184,251
Appalachian Power Co.
Series K
5.00%, 06/01/17	100	102,944
Berkshire Hathaway Energy Co.
1.10%, 05/15/17	50	50,088
Commonwealth Edison Co.
6.15%, 09/15/17	50	52,830

Security	Principal (000s)	Value
Dominion Resources Inc./VA
1.25%, 03/15/17	$150	$150,076
Series A
1.40%, 09/15/17	75	74,906
Duke Energy Corp.
1.63%, 08/15/17	302	303,282
Edison International
3.75%, 09/15/17	150	154,177
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)	220	222,758
Exelon Corp.
1.55%, 06/09/17	240	240,458
Exelon Generation Co. LLC
6.20%, 10/01/17	211	222,137
Florida Power & Light Co.
5.55%, 11/01/17	100	105,363
NextEra Energy Capital Holdings Inc.
2.06%, 09/01/17	125	125,821
Pacific Gas & Electric Co.
5.63%, 11/30/17	321	339,106
Southern Co. (The)
1.30%, 08/15/17	210	210,168
Southern Power Co.
1.85%, 12/01/17	200	201,283
TECO Finance Inc.
6.57%, 11/01/17	25	26,393
TransAlta Corp.
1.90%, 06/03/17	100	98,148
Union Electric Co.
6.40%, 06/15/17	100	104,671
Virginia Electric & Power Co.
5.95%, 09/15/17	168	177,192
Xcel Energy Inc.
1.20%, 06/01/17	100	99,936
5.61%, 04/01/17	100	102,970

		3,427,886
ELECTRONICS — 0.20%
Honeywell International Inc.
5.30%, 03/15/17	10	10,281
Thermo Fisher Scientific Inc.
1.30%, 02/01/17	177	177,097

		187,378

211

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2017 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
ENGINEERING & CONSTRUCTION — 0.04%
ABB Finance USA Inc.
1.63%, 05/08/17	$40	$40,189

		40,189
FOOD — 1.84%
ConAgra Foods Inc.
5.82%, 06/15/17	100	103,732
General Mills Inc.
1.40%, 10/20/17	109	109,510
5.70%, 02/15/17	333	341,254
Kellogg Co.
1.75%, 05/17/17	100	100,434
Kraft Heinz Foods Co.
1.60%, 06/30/17[d]	125	125,537
2.25%, 06/05/17[a]	512	516,601
Kroger Co. (The)
2.20%, 01/15/17	100	100,566
6.40%, 08/15/17	37	38,995
Mondelez International Inc.
6.50%, 08/11/17	100	105,384
Unilever Capital Corp.
0.85%, 08/02/17	200	200,075

		1,742,088
GAS — 0.42%
CenterPoint Energy Inc.
5.95%, 02/01/17	150	153,125
Sempra Energy
2.30%, 04/01/17	243	244,803

		397,928
HEALTH CARE — PRODUCTS — 1.15%
Becton Dickinson and Co.
1.45%, 05/15/17	100	100,328
1.80%, 12/15/17	214	215,501
Boston Scientific Corp.
5.13%, 01/12/17	150	152,555
Covidien International Finance SA
6.00%, 10/15/17	502	531,917
Zimmer Biomet Holdings Inc.
1.45%, 04/01/17	90	90,083

		1,090,384
HEALTH CARE — SERVICES — 1.38%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	256	256,114

Security	Principal (000s)	Value
Anthem Inc.
2.38%, 02/15/17	$50	$50,318
5.88%, 06/15/17	187	194,353
Laboratory Corp. of America Holdings
2.20%, 08/23/17	96	96,641
UnitedHealth Group Inc.
1.40%, 10/15/17	68	68,315
1.40%, 12/15/17	77	77,405
1.45%, 07/17/17	452	454,103
6.00%, 06/15/17[a]	100	104,275

		1,301,524
HOME FURNISHINGS — 0.24%
Whirlpool Corp.
1.35%, 03/01/17	125	125,145
1.65%, 11/01/17	100	100,404

		225,549
HOUSEHOLD PRODUCTS & WARES — 0.20%
Kimberly-Clark Corp.
6.13%, 08/01/17	179	188,356

		188,356
INSURANCE — 1.89%
Aflac Inc.
2.65%, 02/15/17	240	241,897
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17	710	714,109
Berkshire Hathaway Inc.
1.90%, 01/31/17	127	127,641
Chubb INA Holdings Inc.
5.70%, 02/15/17	40	41,014
Marsh & McLennan Companies Inc.
2.30%, 04/01/17 (Call 03/01/17)	100	100,744
MetLife Inc.
1.76%, 12/15/17	416	418,800
1.90%, 12/15/17	50	50,368
Prudential Financial Inc.
Series D
6.00%, 12/01/17	90	95,432

		1,790,005
INTERNET — 1.34%
Alibaba Group Holding Ltd.
1.63%, 11/28/17	450	450,384

212

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2017 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
Amazon.com Inc.
1.20%, 11/29/17[a]	$293	$294,302
Baidu Inc.
2.25%, 11/28/17	200	201,672
eBay Inc.
1.35%, 07/15/17	277	276,967
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	46	46,348

		1,269,673
IRON & STEEL — 0.33%
Nucor Corp.
5.75%, 12/01/17	56	58,928
Vale Overseas Ltd.
6.25%, 01/23/17	250	254,688

		313,616
LEISURE TIME — 0.04%
Carnival Corp.
1.88%, 12/15/17	37	37,282

		37,282
MACHINERY — 2.11%
Caterpillar Financial Services Corp.
1.00%, 03/03/17	165	165,181
1.25%, 08/18/17[a]	487	488,455
1.63%, 06/01/17	130	130,683
Series G
1.25%, 11/06/17[a]	130	130,583
Caterpillar Inc.
1.50%, 06/26/17	46	46,259
John Deere Capital Corp.
1.13%, 06/12/17[a]	465	465,823
1.20%, 10/10/17	118	118,331
1.40%, 03/15/17	66	66,250
1.55%, 12/15/17	146	147,306
2.00%, 01/13/17	112	112,607
2.80%, 09/18/17	71	72,382
5.50%, 04/13/17	45	46,526

		1,990,386
MANUFACTURING — 2.29%
3M Co.
1.00%, 06/26/17	115	115,174
Eaton Corp.
1.50%, 11/02/17	360	360,924
General Electric Co.
5.25%, 12/06/17	1,365	1,443,134

Security	Principal (000s)	Value
Illinois Tool Works Inc.
0.90%, 02/25/17[a]	$106	$106,083
Tyco Electronics Group SA
6.55%, 10/01/17	131	138,836

		2,164,151
MEDIA — 2.31%
Comcast Cable Communications LLC
8.88%, 05/01/17	90	95,209
Comcast Corp.
6.30%, 11/15/17	264	282,002
6.50%, 01/15/17	174	178,430
Thomson Reuters Corp.
1.30%, 02/23/17	77	77,056
1.65%, 09/29/17	109	109,297
Time Warner Cable Inc.
5.85%, 05/01/17	457	471,254
Time Warner Companies Inc.
7.25%, 10/15/17	53	56,717
Viacom Inc.
3.50%, 04/01/17	74	75,015
6.13%, 10/05/17	109	114,581
Walt Disney Co. (The)
0.88%, 05/30/17	150	150,149
1.10%, 12/01/17	414	415,575
1.13%, 02/15/17	105	105,217
Series C
6.00%, 07/17/17	50	52,478

		2,182,980
MINING — 0.53%
BHP Billiton Finance USA Ltd.
1.63%, 02/24/17	345	345,885
5.40%, 03/29/17	50	51,364
Glencore Canada Corp.
5.50%, 06/15/17	100	103,500

		500,749
OFFICE & BUSINESS EQUIPMENT — 0.16%
Pitney Bowes Inc.
5.75%, 09/15/17	22	22,783
Xerox Corp.
2.95%, 03/15/17	77	77,404
6.75%, 02/01/17	46	47,137

		147,324

213

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2017 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
OIL & GAS — 6.65%
Anadarko Petroleum Corp.
6.38%, 09/15/17	$516	$541,432
BP Capital Markets PLC
1.38%, 11/06/17	614	615,630
1.85%, 05/05/17	270	271,397
Canadian Natural Resources Ltd.
5.70%, 05/15/17	252	259,240
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	513	513,587
1.34%, 11/09/17	375	376,804
1.35%, 11/15/17[a]	446	448,751
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	139	137,943
EOG Resources Inc.
5.88%, 09/15/17	140	146,607
Exxon Mobil Corp.
0.92%, 03/15/17	368	368,485
Marathon Oil Corp.
6.00%, 10/01/17	118	121,540
Phillips 66
2.95%, 05/01/17	611	619,044
Pioneer Natural Resources Co.
6.65%, 03/15/17	100	103,039
Shell International Finance BV
1.13%, 08/21/17	121	121,269
1.25%, 11/10/17	605	607,198
5.20%, 03/22/17	79	81,135
Total Capital International SA
1.00%, 01/10/17	31	31,018
1.50%, 02/17/17	39	39,130
1.55%, 06/28/17	729	732,652
Valero Energy Corp.
6.13%, 06/15/17	143	148,953

		6,284,854
OIL & GAS SERVICES — 0.09%
FMC Technologies Inc.
2.00%, 10/01/17	25	24,786
National Oilwell Varco Inc.
1.35%, 12/01/17	59	58,410

		83,196
PHARMACEUTICALS — 4.49%
AbbVie Inc.
1.75%, 11/06/17	889	894,412

Security	Principal (000s)	Value
Actavis Funding SCS
1.30%, 06/15/17	$115	$114,803
1.85%, 03/01/17	146	146,489
Actavis Inc.
1.88%, 10/01/17	233	233,972
AmerisourceBergen Corp.
1.15%, 05/15/17	140	140,140
AstraZeneca PLC
5.90%, 09/15/17	497	523,456
Bristol-Myers Squibb Co.
0.88%, 08/01/17	146	146,091
Eli Lilly & Co.
5.20%, 03/15/17	40	41,096
Express Scripts Holding Co.
1.25%, 06/02/17	127	127,148
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	726	729,233
Johnson & Johnson
1.13%, 11/21/17	49	49,211
5.55%, 08/15/17	229	240,323
McKesson Corp.
1.29%, 03/10/17	194	194,328
5.70%, 03/01/17	87	89,298
Pfizer Inc.
0.90%, 01/15/17[a]	40	40,027
1.10%, 05/15/17	389	389,263
6.05%, 03/30/17	40	41,393
Wyeth LLC
5.45%, 04/01/17	99	101,987

		4,242,670
PIPELINES — 1.76%
Boardwalk Pipelines LP
5.50%, 02/01/17	25	25,434
El Paso Natural Gas Co. LLC
5.95%, 04/15/17	100	103,028
Energy Transfer Partners LP
6.13%, 02/15/17	150	153,313
Enterprise Products Operating LLC
Series L
6.30%, 09/15/17	149	156,648
Kinder Morgan Energy Partners LP
6.00%, 02/01/17	396	405,023
Kinder Morgan Inc./DE
2.00%, 12/01/17[a]	137	136,350
7.00%, 06/15/17	46	47,841

214

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2017 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
ONEOK Partners LP
2.00%, 10/01/17 (Call 09/01/17)	$50	$49,964
Plains All American Pipeline LP/PAA Finance Corp.
6.13%, 01/15/17	100	101,918
Southern Natural Gas Co. LLC
5.90%, 04/01/17[d]	150	154,324
TransCanada PipeLines Ltd.
1.63%, 11/09/17	175	175,246
Williams Partners LP/Williams Partners Finance Corp.
7.25%, 02/01/17	150	153,665

		1,662,754
REAL ESTATE INVESTMENT TRUSTS — 1.65%
Brandywine Operating Partnership LP
5.70%, 05/01/17	100	103,003
ERP Operating LP
5.75%, 06/15/17	343	356,687
Essex Portfolio LP
5.50%, 03/15/17	100	102,371
HCP Inc.
6.00%, 01/30/17	112	114,525
Hospitality Properties Trust
5.63%, 03/15/17	25	25,571
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	112	113,006
2.80%, 01/30/17 (Call 10/30/16)	383	384,611
Ventas Realty LP
1.25%, 04/17/17	100	100,074
Welltower Inc.
4.70%, 09/15/17	250	257,979

		1,557,827
RETAIL — 1.76%
AutoZone Inc.
1.30%, 01/13/17	100	100,174
Costco Wholesale Corp.
1.13%, 12/15/17	236	237,166
5.50%, 03/15/17	127	130,680
Dollar General Corp.
4.13%, 07/15/17	40	41,026
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	59	59,309
6.10%, 09/15/17	150	158,666
Macy’s Retail Holdings Inc.
7.45%, 07/15/17	100	105,868
McDonald’s Corp.
5.80%, 10/15/17	218	230,199

Security	Principal (000s)	Value
Target Corp.
5.38%, 05/01/17	$100	$103,283
Wal-Mart Stores Inc.
1.00%, 04/21/17[a]	156	156,389
5.38%, 04/05/17	158	162,992
Walgreens Boots Alliance Inc.
1.75%, 11/17/17[a]	172	173,161

		1,658,913
SEMICONDUCTORS — 1.15%
Altera Corp.
1.75%, 05/15/17	74	74,539
Intel Corp.
1.35%, 12/15/17	750	755,490
KLA-Tencor Corp.
2.38%, 11/01/17	25	25,219
National Semiconductor Corp.
6.60%, 06/15/17	100	104,917
Texas Instruments Inc.
0.88%, 03/12/17	125	125,066

		1,085,231
SOFTWARE — 1.32%
Autodesk Inc.
1.95%, 12/15/17	75	75,189
Intuit Inc.
5.75%, 03/15/17	140	144,109
Microsoft Corp.
0.88%, 11/15/17	127	127,297
Oracle Corp.
1.20%, 10/15/17	894	898,147

		1,244,742
TELECOMMUNICATIONS — 4.11%
America Movil SAB de CV
5.63%, 11/15/17	112	118,017
AT&T Inc.
1.40%, 12/01/17[a]	436	436,501
1.60%, 02/15/17	83	83,229
1.70%, 06/01/17[a]	301	302,327
British Telecommunications PLC
1.25%, 02/14/17	200	200,059
CC Holdings GS V LLC/Crown Castle GS III Corp.
2.38%, 12/15/17	109	110,355
Cisco Systems Inc.
1.10%, 03/03/17	610	611,166
3.15%, 03/14/17	102	103,449

215

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2017 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17[a]	$53	$53,044
Qwest Corp.
6.50%, 06/01/17	140	144,736
Telefonica Emisiones SAU
6.22%, 07/03/17	138	143,992
Verizon Communications Inc.
1.10%, 11/01/17	30	30,033
1.35%, 06/09/17	845	847,222
Vodafone Group PLC
1.25%, 09/26/17	280	279,481
1.63%, 03/20/17	180	180,513
5.63%, 02/27/17	236	242,096

		3,886,220
TRANSPORTATION — 0.87%
Burlington Northern Santa Fe LLC
5.65%, 05/01/17	165	170,672
CSX Corp.
5.60%, 05/01/17	103	106,513
Norfolk Southern Corp.
7.70%, 05/15/17	137	143,955
Ryder System Inc.
2.50%, 03/01/17 (Call 02/01/17)	125	126,101
3.50%, 06/01/17	200	203,497
United Parcel Service Inc.
1.13%, 10/01/17	75	75,272

		826,010
TRUCKING & LEASING — 0.05%
GATX Corp.
1.25%, 03/04/17	50	50,036

		50,036
WATER — 0.04%
American Water Capital Corp.
6.09%, 10/15/17	31	32,667

		32,667

TOTAL CORPORATE BONDS & NOTES (Cost: $92,678,532)		92,896,176

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 7.31%

MONEY MARKET FUNDS — 7.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[e,f,g]	4,497	$4,497,402
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[e,f,g]	969	968,811
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[e,f]	1,443	1,442,985

		6,909,198

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,909,198)		6,909,198

TOTAL INVESTMENTS IN SECURITIES — 105.61%
(Cost: $99,587,730)[h]		99,805,374

Other Assets, Less Liabilities — (5.61)%		(5,299,612)

NET ASSETS — 100.00%		$94,505,762

[a]	All or a portion of this security represents a security on loan.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	Affiliated issuer. See Schedule 1.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $99,587,730. Net unrealized appreciation was $217,644, of which $226,321 represented gross unrealized appreciation on securities and $8,677 represented gross unrealized depreciation on securities.

216

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2017 TERM CORPORATE ETF

July 31, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended July 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
1.13%, 01/27/17	$—	$750	$—	$750	$750,702	$3,374	$—
PNC Funding Corp.
5.63%, 02/01/17	—	40	—	40	40,865	352	—

					$791,567	$3,726	$—

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$92,896,176	$—	$92,896,176
Money market funds	6,909,198	—	—	6,909,198

Total	$6,909,198	$92,896,176	$—	$99,805,374

217

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.96%

AEROSPACE & DEFENSE — 1.29%
Boeing Capital Corp.
2.90%, 08/15/18 (Call 07/15/18)	$250	$258,868
Lockheed Martin Corp.
1.85%, 11/23/18	300	304,345
Northrop Grumman Corp.
1.75%, 06/01/18	457	461,189
Raytheon Co.
6.40%, 12/15/18	100	112,043
United Technologies Corp.
1.78%, 05/04/18[a]	600	604,323

		1,740,768
AGRICULTURE — 1.06%
Altria Group Inc.
9.70%, 11/10/18	172	203,797
Archer-Daniels-Midland Co.
5.45%, 03/15/18	30	32,086
Philip Morris International Inc.
5.65%, 05/16/18	773	835,901
Reynolds American Inc.
2.30%, 06/12/18	353	359,068

		1,430,852
APPAREL — 0.11%
Ralph Lauren Corp.
2.13%, 09/26/18 (Call 08/26/18)	150	152,758

		152,758
AUTO MANUFACTURERS — 3.35%
American Honda Finance Corp.
1.50%, 03/13/18	475	478,322
1.60%, 07/13/18	25	25,244
2.13%, 10/10/18	313	319,499
Ford Motor Credit Co. LLC
2.55%, 10/05/18	800	813,411
General Motors Co.
3.50%, 10/02/18	363	374,400
General Motors Financial Co. Inc.
2.40%, 04/10/18	184	185,331
3.25%, 05/15/18	307	313,910
6.75%, 06/01/18	50	54,146
PACCAR Financial Corp.
1.40%, 05/18/18	300	301,263
Toyota Motor Credit Corp.
1.20%, 04/06/18	100	100,228
1.38%, 01/10/18	61	61,333

Security	Principal (000s)	Value
1.45%, 01/12/18	$557	$560,492
1.55%, 07/13/18	302	304,542
2.00%, 10/24/18	622	633,435

		4,525,556
BANKS — 35.01%
American Express Credit Corp.
1.80%, 07/31/18 (Call 06/30/18)	775	781,536
Australia & New Zealand Banking Group Ltd./New York NY
1.50%, 01/16/18	250	250,675
2.00%, 11/16/18	250	252,846
Bank of America Corp.
2.00%, 01/11/18	777	782,390
5.65%, 05/01/18	260	278,035
6.50%, 07/15/18	5	5,453
6.88%, 04/25/18	1,451	1,580,960
6.88%, 11/15/18	35	39,021
Series L
1.95%, 05/12/18	850	856,503
Bank of America N.A.
1.65%, 03/26/18	250	251,579
2.05%, 12/07/18	250	253,554
Bank of Montreal
1.40%, 04/10/18	314	314,982
1.45%, 04/09/18 (Call 03/09/18)	382	383,438
1.80%, 07/31/18	150	151,526
Bank of New York Mellon Corp. (The)
1.30%, 01/25/18 (Call 12/25/17)	229	229,755
1.35%, 03/06/18 (Call 02/06/18)	100	100,281
2.10%, 08/01/18 (Call 07/02/18)	282	286,574
Bank of Nova Scotia (The)
1.45%, 04/25/18[b]	284	284,812
1.70%, 06/11/18 (Call 05/11/18)	150	151,045
2.05%, 10/30/18[b]	616	625,338
Barclays PLC
2.00%, 03/16/18[b]	400	399,599
BB&T Corp.
1.45%, 01/12/18 (Call 12/12/17)	130	130,417
2.05%, 06/19/18 (Call 05/15/18)	430	436,278
BNP Paribas SA
2.40%, 12/12/18	265	270,315
2.70%, 08/20/18	433	443,619
BPCE SA
1.63%, 01/26/18	250	251,036
2.50%, 12/10/18	250	255,697
Canadian Imperial Bank of Commerce/Canada
1.55%, 01/23/18 (Call 12/23/17)	330	330,399

218

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
Capital One N.A./Mclean VA
1.65%, 02/05/18 (Call 01/05/18)	$500	$500,266
2.35%, 08/17/18 (Call 07/17/18)	500	506,608
Citigroup Inc.
1.70%, 04/27/18	716	718,291
1.75%, 05/01/18	413	414,614
1.80%, 02/05/18	673	676,283
2.05%, 12/07/18	500	504,906
2.15%, 07/30/18	450	454,913
2.50%, 09/26/18	617	628,667
6.13%, 05/15/18	99	106,789
Citizens Bank N.A./Providence RI
2.30%, 12/03/18 (Call 11/03/18)	150	151,941
Commonwealth Bank of Australia/New York NY
1.75%, 11/02/18	250	251,586
2.50%, 09/20/18	500	511,080
Cooperatieve Rabobank UA/NY
1.70%, 03/19/18	250	251,357
Credit Suisse AG/New York NY
1.70%, 04/27/18	500	499,890
1.75%, 01/29/18	1,000	1,001,288
6.00%, 02/15/18	161	169,798
Deutsche Bank AG/London
1.88%, 02/13/18	669	664,615
Discover Bank/Greenwood DE
2.60%, 11/13/18 (Call 10/12/18)	500	508,226
Fifth Third Bancorp.
4.50%, 06/01/18	231	242,354
Fifth Third Bank/Cincinnati OH
2.15%, 08/20/18 (Call 07/20/18)	400	405,712
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	1,394	1,411,472
2.90%, 07/19/18	977	1,002,402
5.95%, 01/18/18	272	289,613
6.15%, 04/01/18	837	899,619
HSBC USA Inc.
1.63%, 01/16/18	400	399,784
1.70%, 03/05/18	200	200,117
2.00%, 08/07/18	400	401,875
2.63%, 09/24/18	300	305,108
Huntington National Bank (The)
2.00%, 06/30/18	750	756,161
Intesa Sanpaolo SpA
3.88%, 01/16/18	600	613,364

Security	Principal (000s)	Value
Itau CorpBanca
3.13%, 01/15/18	$200	$202,500
JPMorgan Chase & Co.
1.63%, 05/15/18	486	488,245
1.80%, 01/25/18	412	415,245
6.00%, 01/15/18	725	773,834
Series H
1.70%, 03/01/18 (Call 02/01/18)	1,645	1,654,929
KeyBank N.A./Cleveland OH
1.65%, 02/01/18	250	250,990
1.70%, 06/01/18	250	251,024
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	86	87,320
Lloyds Bank PLC
1.75%, 03/16/18	200	200,055
1.75%, 05/14/18	850	850,255
2.00%, 08/17/18	200	200,869
Morgan Stanley
1.88%, 01/05/18	492	494,509
2.13%, 04/25/18	897	906,357
2.20%, 12/07/18	134	135,683
6.63%, 04/01/18	800	866,352
MUFG Union Bank N.A.
2.63%, 09/26/18 (Call 08/26/18)	250	254,875
National Australia Bank Ltd./New York
1.88%, 07/23/18	250	252,248
National Bank of Canada
2.10%, 12/14/18	250	253,113
PNC Bank N.A.
1.50%, 02/23/18 (Call 01/24/18)[c]	750	753,707
1.60%, 06/01/18 (Call 05/02/18)[c]	250	251,632
1.80%, 11/05/18 (Call 10/06/18)[c]	250	252,665
Regions Bank/Birmingham AL
2.25%, 09/14/18 (Call 08/14/18)	250	251,428
Regions Financial Corp.
2.00%, 05/15/18 (Call 04/15/18)	180	180,116
Royal Bank of Canada
1.50%, 01/16/18	261	261,516
1.80%, 07/30/18	425	429,156
2.00%, 12/10/18	500	507,605
2.20%, 07/27/18	544	553,664
Santander Bank N.A.
2.00%, 01/12/18 (Call 12/12/17)	250	249,247
Santander UK PLC
2.00%, 08/24/18	200	200,756
3.05%, 08/23/18	284	291,252

219

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
Societe Generale SA
2.63%, 10/01/18	$250	$255,904
State Street Corp.
1.35%, 05/15/18	180	180,595
4.96%, 03/15/18	130	135,756
Sumitomo Mitsui Banking Corp.
1.75%, 01/16/18	250	251,214
1.95%, 07/23/18	500	503,759
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	281	285,997
Svenska Handelsbanken AB
1.63%, 03/21/18	250	251,262
Toronto-Dominion Bank (The)
1.40%, 04/30/18	288	288,880
1.63%, 03/13/18	465	468,210
1.75%, 07/23/18	300	302,731
2.63%, 09/10/18	511	524,899
U.S. Bancorp.
1.95%, 11/15/18 (Call 10/15/18)	234	237,898
U.S. Bank N.A./Cincinnati OH
1.35%, 01/26/18 (Call 12/26/17)	500	501,998
1.45%, 01/29/18 (Call 12/29/17)	250	251,354
UBS AG/Stamford CT
1.80%, 03/26/18	500	502,743
5.75%, 04/25/18	500	536,995
Wachovia Corp.
5.75%, 02/01/18	483	514,733
Wells Fargo & Co.
1.50%, 01/16/18	754	758,215
Wells Fargo Bank N.A.
1.65%, 01/22/18	750	756,983
Westpac Banking Corp.
1.55%, 05/25/18	250	250,927
1.60%, 01/12/18	500	502,054
1.95%, 11/23/18	100	101,149
2.25%, 07/30/18	375	381,387

		47,293,152
BEVERAGES — 2.44%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	130	138,310
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	437	437,995

Security	Principal (000s)	Value
Coca-Cola Co. (The)
1.15%, 04/01/18	$310	$311,215
1.65%, 03/14/18	31	31,442
1.65%, 11/01/18[b]	675	686,819
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	400	408,476
Diageo Capital PLC
1.13%, 04/29/18	105	104,932
Dr Pepper Snapple Group Inc.
6.82%, 05/01/18	130	142,105
PepsiCo Inc.
1.25%, 04/30/18	310	312,024
5.00%, 06/01/18	296	317,551
7.90%, 11/01/18	356	409,106

		3,299,975
BIOTECHNOLOGY — 0.68%
Amgen Inc.
6.15%, 06/01/18	153	166,653
Biogen Inc.
6.88%, 03/01/18	155	167,954
Celgene Corp.
2.13%, 08/15/18	350	354,641
Gilead Sciences Inc.
1.85%, 09/04/18	225	228,187

		917,435
BUILDING MATERIALS — 0.27%
CRH America Inc.
8.13%, 07/15/18	207	230,717
Vulcan Materials Co.
7.00%, 06/15/18	125	136,563

		367,280
CHEMICALS — 0.73%
CF Industries Inc.
6.88%, 05/01/18	132	142,930
Dow Chemical Co. (The)
5.70%, 05/15/18[b]	50	53,727
Ecolab Inc.
1.55%, 01/12/18	150	150,724
EI du Pont de Nemours & Co.
6.00%, 07/15/18	389	424,485
Monsanto Co.
5.13%, 04/15/18	125	132,572
Praxair Inc.
1.25%, 11/07/18	75	75,146

		979,584

220

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
COMMERCIAL SERVICES — 0.21%
Catholic Health Initiatives
2.60%, 08/01/18	$100	$101,738
Total System Services Inc.
2.38%, 06/01/18	53	53,391
Western Union Co. (The)
3.65%, 08/22/18	125	128,723

		283,852
COMPUTERS — 3.08%
Apple Inc.
1.00%, 05/03/18	899	900,523
1.30%, 02/23/18[b]	330	332,029
EMC Corp.
1.88%, 06/01/18	648	638,280
Hewlett Packard Enterprise Co.
2.85%, 10/05/18[d]	700	718,002
International Business Machines Corp.
1.13%, 02/06/18	700	702,548
1.25%, 02/08/18	100	100,554
7.63%, 10/15/18	400	455,175
Seagate HDD Cayman
3.75%, 11/15/18[b]	307	311,605

		4,158,716
COSMETICS & PERSONAL CARE — 0.42%
Colgate-Palmolive Co.
1.50%, 11/01/18	250	253,263
Procter & Gamble Co. (The)
1.60%, 11/15/18	307	312,401

		565,664
DIVERSIFIED FINANCIAL SERVICES — 4.73%
Air Lease Corp.
2.13%, 01/15/18	195	195,313
2.63%, 09/04/18 (Call 08/04/18)	80	80,802
American Express Co.
1.55%, 05/22/18	334	334,637
7.00%, 03/19/18	173	188,108
American Express Credit Corp.
1.88%, 11/05/18 (Call 10/05/18)	360	363,636
2.13%, 07/27/18	55	55,842
Bear Stearns Companies LLC (The)
4.65%, 07/02/18	83	87,956
7.25%, 02/01/18	577	626,819
Charles Schwab Corp. (The)
1.50%, 03/10/18 (Call 02/10/18)	100	100,358
2.20%, 07/25/18 (Call 06/25/18)	100	101,717

Security	Principal (000s)	Value
Ford Motor Credit Co. LLC
2.15%, 01/09/18	$400	$403,187
2.38%, 01/16/18	400	404,552
2.88%, 10/01/18	400	409,415
5.00%, 05/15/18	200	211,421
General Electric Co.
1.63%, 04/02/18	161	163,030
5.63%, 05/01/18	1,068	1,154,191
Intercontinental Exchange Inc.
2.50%, 10/15/18	5	5,129
International Lease Finance Corp.
3.88%, 04/15/18	250	256,875
7.13%, 09/01/18[d]	375	415,313
Jefferies Group LLC
5.13%, 04/13/18	232	241,425
Nasdaq Inc.
5.25%, 01/16/18	100	105,221
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/18	409	490,085

		6,395,032
ELECTRIC — 4.52%
Berkshire Hathaway Energy Co.
2.00%, 11/15/18 (Call 10/15/18)[b]	150	151,972
5.75%, 04/01/18	132	141,509
Commonwealth Edison Co.
5.80%, 03/15/18	205	220,404
Connecticut Light & Power Co. (The)
5.65%, 05/01/18	150	161,298
Consolidated Edison Co. of New York Inc.
5.85%, 04/01/18	83	89,331
7.13%, 12/01/18	177	200,693
Dominion Resources Inc./VA
1.90%, 06/15/18[b]	377	378,642
6.40%, 06/15/18	105	114,232
DTE Electric Co.
Series G
5.60%, 06/15/18	150	162,086
Duke Energy Carolinas LLC
7.00%, 11/15/18	33	37,202
Duke Energy Corp.
2.10%, 06/15/18 (Call 05/15/18)	605	611,786
Nevada Power Co.
6.50%, 08/01/18	155	170,497

221

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
NiSource Finance Corp.
6.40%, 03/15/18	$107	$115,257
Northern States Power Co./MN
5.25%, 03/01/18	105	111,662
Ohio Power Co.
6.05%, 05/01/18	100	107,120
Oncor Electric Delivery Co. LLC
6.80%, 09/01/18	255	282,434
Pacific Gas & Electric Co.
8.25%, 10/15/18	183	209,726
PacifiCorp
5.65%, 07/15/18	303	329,337
PECO Energy Co.
5.35%, 03/01/18	110	117,025
PPL Capital Funding Inc.
1.90%, 06/01/18 (Call 05/01/18)	100	100,442
Public Service Co. of New Mexico
7.95%, 05/15/18	100	110,470
Public Service Electric & Gas Co.
5.30%, 05/01/18	250	267,412
South Carolina Electric & Gas Co.
6.50%, 11/01/18	150	166,590
Southern California Edison Co.
5.50%, 08/15/18	100	108,863
Southern Co. (The)
1.55%, 07/01/18	310	311,974
2.45%, 09/01/18	489	499,885
Southern Power Co.
1.50%, 06/01/18	100	100,338
Southwestern Electric Power Co.
Series F
5.88%, 03/01/18	100	106,344
TransAlta Corp.
6.90%, 05/15/18	125	128,125
WEC Energy Group Inc.
1.65%, 06/15/18	450	452,632
Wisconsin Public Service Corp.
1.65%, 12/04/18	40	40,338

		6,105,626
ELECTRICAL COMPONENTS & EQUIPMENT — 0.12%
Emerson Electric Co.
5.25%, 10/15/18	150	162,967

		162,967

Security	Principal (000s)	Value
ELECTRONICS — 0.75%
Honeywell International Inc.
5.30%, 03/01/18	$342	$365,140
Jabil Circuit Inc.
8.25%, 03/15/18	100	108,500
Koninklijke Philips NV
5.75%, 03/11/18	313	334,027
Thermo Fisher Scientific Inc.
1.85%, 01/15/18	5	5,031
2.15%, 12/14/18	200	202,722

		1,015,420
ENVIRONMENTAL CONTROL — 0.27%
Republic Services Inc.
3.80%, 05/15/18	180	187,562
Waste Management Inc.
6.10%, 03/15/18	170	183,448

		371,010
FOOD — 1.37%
ConAgra Foods Inc.
1.90%, 01/25/18	232	233,484
Hershey Co. (The)
1.60%, 08/21/18	150	151,635
JM Smucker Co. (The)
1.75%, 03/15/18	250	251,669
Kellogg Co.
3.25%, 05/21/18	100	103,445
Kraft Heinz Foods Co.
2.00%, 07/02/18[d]	650	659,433
6.13%, 08/23/18	187	204,437
Kroger Co. (The)
6.80%, 12/15/18	50	56,224
Mondelez International Inc.
6.13%, 02/01/18	55	58,834
Sysco Corp.
5.25%, 02/12/18	126	133,295

		1,852,456
FOREST PRODUCTS & PAPER — 0.17%
International Paper Co.
7.95%, 06/15/18	202	224,913

		224,913

222

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
GAS — 0.34%
CenterPoint Energy Inc.
6.50%, 05/01/18	$100	$107,729
National Fuel Gas Co.
6.50%, 04/15/18	100	106,180
Sempra Energy
6.15%, 06/15/18	129	139,625
Southern California Gas Co.
1.55%, 06/15/18	100	100,752

		454,286
HAND & MACHINE TOOLS — 0.15%
Stanley Black & Decker Inc.
2.45%, 11/17/18	200	204,671

		204,671
HEALTH CARE — PRODUCTS — 1.36%
Boston Scientific Corp.
2.65%, 10/01/18	207	212,222
CR Bard Inc.
1.38%, 01/15/18	80	80,072
Danaher Corp.
1.65%, 09/15/18	350	354,820
Edwards Lifesciences Corp.
2.88%, 10/15/18	130	133,256
Medtronic Inc.
1.38%, 04/01/18	259	260,119
1.50%, 03/15/18	200	201,242
St. Jude Medical Inc.
2.00%, 09/15/18	150	151,835
Stryker Corp.
1.30%, 04/01/18	187	187,423
Zimmer Biomet Holdings Inc.
2.00%, 04/01/18	261	262,655

		1,843,644
HEALTH CARE — SERVICES — 1.21%
Aetna Inc.
1.70%, 06/07/18	195	196,555
Anthem Inc.
1.88%, 01/15/18	229	230,355
2.30%, 07/15/18	132	133,868
Humana Inc.
6.30%, 08/01/18	100	108,879
7.20%, 06/15/18	105	115,569
Laboratory Corp. of America Holdings
2.50%, 11/01/18	100	101,841
UnitedHealth Group Inc.
1.90%, 07/16/18	459	465,983
6.00%, 02/15/18	261	280,409

		1,633,459

Security	Principal (000s)	Value
HOLDING COMPANIES — DIVERSIFIED — 0.16%
Ares Capital Corp.
4.88%, 11/30/18	$132	$137,791
MUFG Americas Holdings Corp.
1.63%, 02/09/18 (Call 01/09/18)	75	75,014

		212,805
HOUSEHOLD PRODUCTS & WARES — 0.18%
Kimberly-Clark Corp.
6.25%, 07/15/18	150	164,866
7.50%, 11/01/18	67	76,288

		241,154
HOUSEWARES — 0.13%
Newell Brands Inc.
2.15%, 10/15/18	175	176,839

		176,839
INSURANCE — 2.07%
American International Group Inc.
5.85%, 01/16/18	275	292,345
Assurant Inc.
2.50%, 03/15/18	50	50,427
Berkshire Hathaway Finance Corp.
1.30%, 05/15/18	57	57,219
1.45%, 03/07/18	800	806,177
2.00%, 08/15/18	9	9,142
5.40%, 05/15/18	307	330,815
Berkshire Hathaway Inc.
1.55%, 02/09/18	219	220,873
Chubb Corp. (The)
5.75%, 05/15/18	131	141,315
MetLife Inc.
Series A
6.82%, 08/15/18	258	286,478
Prudential Financial Inc.
2.30%, 08/15/18	100	102,041
Voya Financial Inc.
2.90%, 02/15/18	381	388,426
XLIT Ltd.
2.30%, 12/15/18	110	111,111

		2,796,369
INTERNET — 0.48%
Baidu Inc.
3.25%, 08/06/18	200	205,073
eBay Inc.
2.50%, 03/09/18	325	330,745
Expedia Inc.
7.46%, 08/15/18	105	116,027

		651,845

223

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
IRON & STEEL — 0.10%
Nucor Corp.
5.85%, 06/01/18	$131	$140,738

		140,738
LODGING — 0.04%
Wyndham Worldwide Corp.
2.50%, 03/01/18 (Call 02/01/18)	50	50,469

		50,469
MACHINERY — 2.12%
Caterpillar Financial Services Corp.
1.30%, 03/01/18	55	55,204
1.50%, 02/23/18	600	604,519
1.70%, 06/16/18	290	293,531
1.80%, 11/13/18	250	253,467
5.45%, 04/15/18	197	211,220
7.05%, 10/01/18	25	28,025
Series G
2.45%, 09/06/18	150	154,147
Caterpillar Inc.
7.90%, 12/15/18	61	70,199
John Deere Capital Corp.
1.30%, 03/12/18	100	100,379
1.35%, 01/16/18	175	175,853
1.60%, 07/13/18	50	50,517
1.75%, 08/10/18	300	303,518
1.95%, 12/13/18	437	445,009
5.75%, 09/10/18	33	36,180
Roper Technologies Inc.
2.05%, 10/01/18	82	82,971

		2,864,739
MANUFACTURING — 0.49%
3M Co.
1.38%, 08/07/18	200	201,644
Crane Co.
2.75%, 12/15/18	200	202,793
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	232	256,588

		661,025
MEDIA — 1.86%
21st Century Fox America Inc.
7.25%, 05/18/18	100	110,226
8.25%, 08/10/18	25	28,347
CBS Corp.
4.63%, 05/15/18	100	105,471
Comcast Corp.
5.70%, 05/15/18	647	700,380
5.88%, 02/15/18	94	101,022

Security	Principal (000s)	Value
Historic TW Inc.
6.88%, 06/15/18[b]	$131	$144,250
Thomson Reuters Corp.
6.50%, 07/15/18	257	280,822
Time Warner Cable Inc.
6.75%, 07/01/18	551	603,657
Viacom Inc.
2.50%, 09/01/18	128	129,790
Walt Disney Co. (The)
1.50%, 09/17/18	300	303,515

		2,507,480
METAL FABRICATE & HARDWARE — 0.15%
Precision Castparts Corp.
1.25%, 01/15/18	207	207,858

		207,858
MINING — 0.21%
BHP Billiton Finance USA Ltd.
2.05%, 09/30/18	150	152,030
Goldcorp Inc.
2.13%, 03/15/18	130	129,922

		281,952
OFFICE & BUSINESS EQUIPMENT — 0.20%
Pitney Bowes Inc.
4.75%, 05/15/18	5	5,235
Xerox Corp.
6.35%, 05/15/18	246	261,375

		266,610
OIL & GAS — 5.55%
Apache Corp.
6.90%, 09/15/18	100	109,340
BP Capital Markets PLC
1.38%, 05/10/18	433	433,472
1.67%, 02/13/18	211	212,315
2.24%, 09/26/18	207	210,844
Canadian Natural Resources Ltd.
1.75%, 01/15/18	231	228,551
5.90%, 02/01/18	100	104,730
Chevron Corp.
1.37%, 03/02/18	265	265,633
1.72%, 06/24/18 (Call 05/24/18)	671	676,465
1.79%, 11/16/18	425	429,565
ConocoPhillips
5.20%, 05/15/18	153	162,497
ConocoPhillips Co.
1.50%, 05/15/18	430	429,526
Devon Energy Corp.
2.25%, 12/15/18 (Call 11/15/18)	157	156,278

224

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
EOG Resources Inc.
6.88%, 10/01/18	$100	$110,593
EQT Corp.
6.50%, 04/01/18	5	5,202
Exxon Mobil Corp.
1.31%, 03/06/18	638	641,455
1.44%, 03/01/18	450	453,361
Marathon Oil Corp.
5.90%, 03/15/18	206	213,725
Marathon Petroleum Corp.
2.70%, 12/14/18	100	102,048
Nabors Industries Inc.
6.15%, 02/15/18	259	264,180
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	103	103,278
Petro-Canada
6.05%, 05/15/18	231	247,722
Pioneer Natural Resources Co.
6.88%, 05/01/18	100	107,956
Shell International Finance BV
1.63%, 11/10/18	300	301,757
1.90%, 08/10/18	166	167,943
2.00%, 11/15/18	564	572,073
Suncor Energy Inc.
6.10%, 06/01/18	209	224,687
Total Capital Canada Ltd.
1.45%, 01/15/18	9	9,037
Total Capital SA
2.13%, 08/10/18	538	547,249

		7,491,482
OIL & GAS SERVICES — 0.43%
Baker Hughes Inc.
7.50%, 11/15/18	332	374,937
Halliburton Co.
2.00%, 08/01/18 (Call 07/01/18)	200	201,648

		576,585
PHARMACEUTICALS — 5.71%
AbbVie Inc.
1.80%, 05/14/18	692	696,709
2.00%, 11/06/18	475	480,131
Actavis Funding SCS
2.35%, 03/12/18	825	836,632
AstraZeneca PLC
1.75%, 11/16/18	450	454,938
Baxalta Inc.
2.00%, 06/22/18	100	99,976

Security	Principal (000s)	Value
Cardinal Health Inc.
1.95%, 06/15/18	$350	$353,463
Eli Lilly & Co.
1.25%, 03/01/18	160	160,721
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	829	894,659
Johnson & Johnson
1.65%, 12/05/18	409	415,980
5.15%, 07/15/18	5	5,410
McKesson Corp.
1.40%, 03/15/18	103	103,062
Medco Health Solutions Inc.
7.13%, 03/15/18	260	283,291
Merck & Co. Inc.
1.10%, 01/31/18	338	339,192
1.30%, 05/18/18	209	210,440
Mylan Inc.
2.60%, 06/24/18	30	30,467
Mylan NV
3.00%, 12/15/18[d]	400	410,883
Perrigo Co. PLC
2.30%, 11/08/18	200	201,046
Pfizer Inc.
1.20%, 06/01/18	350	350,681
1.50%, 06/15/18	434	437,268
4.65%, 03/01/18	5	5,278
Sanofi
1.25%, 04/10/18	413	414,294
Teva Pharmaceutical Finance Netherlands III BV
1.40%, 07/20/18	400	401,145
Zoetis Inc.
1.88%, 02/01/18	132	132,219

		7,717,885
PIPELINES — 1.77%
Buckeye Partners LP
2.65%, 11/15/18 (Call 10/15/18)	150	150,119
Columbia Pipeline Group Inc.
2.45%, 06/01/18	160	161,252
Enbridge Energy Partners LP
Series B
6.50%, 04/15/18	100	105,930
Energy Transfer Partners LP
2.50%, 06/15/18	200	199,660
6.70%, 07/01/18	181	193,887
Enterprise Products Operating LLC
1.65%, 05/07/18	129	129,307
6.65%, 04/15/18	250	271,317

225

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	$310	$326,707
Kinder Morgan Inc./DE
7.25%, 06/01/18	40	43,000
ONEOK Partners LP
3.20%, 09/15/18 (Call 08/15/18)	50	50,530
Plains All American Pipeline LP/PAA Finance Corp.
6.50%, 05/01/18	120	127,392
Spectra Energy Capital LLC
6.20%, 04/15/18	103	108,413
Spectra Energy Partners LP
2.95%, 09/25/18 (Call 08/25/18)	55	55,983
TransCanada PipeLines Ltd.
1.88%, 01/12/18	250	250,578
6.50%, 08/15/18	112	122,461
Western Gas Partners LP
2.60%, 08/15/18 (Call 07/15/18)	100	99,505

		2,396,041
REAL ESTATE INVESTMENT TRUSTS — 1.15%
American Tower Corp.
4.50%, 01/15/18	234	244,544
Boston Properties LP
3.70%, 11/15/18 (Call 08/17/18)	231	240,898
HCP Inc.
6.70%, 01/30/18	160	171,870
Hospitality Properties Trust
6.70%, 01/15/18 (Call 07/15/17)	100	104,316
Kilroy Realty LP
4.80%, 07/15/18 (Call 05/15/18)	50	52,258
Kimco Realty Corp.
4.30%, 02/01/18 (Call 11/01/17)	100	103,189
Realty Income Corp.
2.00%, 01/31/18 (Call 12/31/17)	50	50,305
Select Income REIT
2.85%, 02/01/18 (Call 01/01/18)	200	201,214
UDR Inc.
4.25%, 06/01/18	150	156,977
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	130	130,536
Welltower Inc.
2.25%, 03/15/18	100	100,776

		1,556,883

Security	Principal (000s)	Value
RETAIL — 3.63%
AutoNation Inc.
6.75%, 04/15/18	$100	$107,288
Best Buy Co. Inc.
5.00%, 08/01/18	130	137,150
Brinker International Inc.
2.60%, 05/15/18	100	100,850
CVS Health Corp.
1.90%, 07/20/18	684	693,527
2.25%, 12/05/18 (Call 11/05/18)	318	325,696
Dollar General Corp.
1.88%, 04/15/18	200	201,552
Home Depot Inc. (The)
2.25%, 09/10/18 (Call 08/10/18)	360	369,420
McDonald’s Corp.
2.10%, 12/07/18	325	331,585
5.35%, 03/01/18	212	225,886
Nordstrom Inc.
6.25%, 01/15/18	230	245,110
Staples Inc.
2.75%, 01/12/18 (Call 12/13/17)	180	181,296
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	150	153,473
Target Corp.
6.00%, 01/15/18	350	375,158
Wal-Mart Stores Inc.
1.13%, 04/11/18	257	258,132
1.95%, 12/15/18	564	577,566
5.80%, 02/15/18	150	161,321
Walgreens Boots Alliance Inc.
1.75%, 05/30/18	450	453,629

		4,898,639
SAVINGS & LOANS — 0.15%
Santander Holdings USA Inc.
3.45%, 08/27/18 (Call 07/27/18)	203	207,067

		207,067
SEMICONDUCTORS — 0.66%
Altera Corp.
2.50%, 11/15/18	230	237,455
Maxim Integrated Products Inc.
2.50%, 11/15/18	103	104,348
QUALCOMM Inc.
1.40%, 05/18/18	364	366,830
Texas Instruments Inc.
1.00%, 05/01/18	180	179,650

		888,283

226

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
SOFTWARE — 1.53%
CA Inc.
2.88%, 08/15/18	$50	$50,857
Fidelity National Information Services Inc.
2.85%, 10/15/18	225	230,662
Microsoft Corp.
1.00%, 05/01/18	10	10,012
1.30%, 11/03/18	525	528,591
1.63%, 12/06/18	488	495,143
Oracle Corp.
5.75%, 04/15/18	698	753,392

		2,068,657
TELECOMMUNICATIONS — 4.54%
AT&T Inc.
1.75%, 01/15/18	257	258,430
2.38%, 11/27/18	692	706,680
5.50%, 02/01/18	632	670,891
5.60%, 05/15/18	237	254,815
British Telecommunications PLC
5.95%, 01/15/18	200	213,328
Cisco Systems Inc.
1.40%, 02/28/18	250	251,941
1.65%, 06/15/18	736	745,503
Deutsche Telekom International Finance BV
6.75%, 08/20/18	300	333,384
Harris Corp.
2.00%, 04/27/18	78	78,314
Rogers Communications Inc.
6.80%, 08/15/18	317	349,851
Telefonica Emisiones SAU
3.19%, 04/27/18	350	359,742
Verizon Communications Inc.
3.65%, 09/14/18	823	864,490
5.50%, 02/15/18	80	85,150
6.10%, 04/15/18	332	359,008
Vodafone Group PLC
1.50%, 02/19/18	485	485,648
4.63%, 07/15/18	114	120,879

		6,138,054
TOYS, GAMES & HOBBIES — 0.07%
Mattel Inc.
1.70%, 03/15/18	100	100,379

		100,379

Security	Principal (000s)	Value
TRANSPORTATION — 0.90%
Burlington Northern Santa Fe LLC
5.75%, 03/15/18	$205	$220,308
Canadian National Railway Co.
5.55%, 05/15/18	125	134,865
CSX Corp.
6.25%, 03/15/18	180	193,762
Norfolk Southern Corp.
5.75%, 04/01/18	124	132,976
Ryder System Inc.
2.45%, 11/15/18 (Call 10/15/18)	75	75,866
Union Pacific Corp.
5.70%, 08/15/18	225	245,655
United Parcel Service Inc.
5.50%, 01/15/18	197	209,978

		1,213,410
TRUCKING & LEASING — 0.04%
GATX Corp.
2.38%, 07/30/18	50	50,207

		50,207

TOTAL CORPORATE BONDS & NOTES
(Cost: $131,574,944)		132,342,531

227

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

July 31, 2016

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 3.90%

MONEY MARKET FUNDS — 3.90%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[e,f,g]	2,417	$2,417,005
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[e,f,g]	134	133,550
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[e,f]	2,722	2,722,244

		5,272,799

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,272,799)		5,272,799

TOTAL INVESTMENTS IN SECURITIES — 101.86%		137,615,330
(Cost: $136,847,743)[h]
Other Assets, Less Liabilities — (1.86)%		(2,509,612)

NET ASSETS — 100.00%		$135,105,718

[a]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $136,848,516. Net unrealized appreciation was $766,814, of which $786,349 represented gross unrealized appreciation on securities and $19,535 represented gross unrealized depreciation on securities.

228

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

July 31, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended July 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
1.50%, 02/23/18	$500	$250	$—	$750	$753,707	$6,453	$—
1.60%, 06/01/18	—	250	—	250	251,632	840	—
1.80%, 11/05/18	—	250	—	250	252,665	2,210	—

					$1,258,004	$9,503	$—

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$132,342,531	$—	$132,342,531
Money market funds	5,272,799	—	—	5,272,799

Total	$5,272,799	$132,342,531	$—	$137,615,330

229

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.81%

ADVERTISING — 0.01%
Omnicom Group Inc.
6.25%, 07/15/19	$11	$12,468

		12,468
AEROSPACE & DEFENSE — 1.58%
Boeing Capital Corp.
4.70%, 10/27/19	10	11,089
Boeing Co. (The)
6.00%, 03/15/19	678	762,140
L-3 Communications Corp.
5.20%, 10/15/19	270	297,492
Lockheed Martin Corp.
4.25%, 11/15/19	220	240,384
Northrop Grumman Corp.
5.05%, 08/01/19	310	341,117
United Technologies Corp.
6.13%, 02/01/19	688	770,133

		2,422,355
AGRICULTURE — 1.02%
Altria Group Inc.
9.25%, 08/06/19	420	515,856
Bunge Ltd. Finance Corp.
8.50%, 06/15/19[a]	175	205,200
Philip Morris International Inc.
1.38%, 02/25/19	170	171,054
1.88%, 01/15/19[a]	477	485,357
Reynolds American Inc.
8.13%, 06/23/19	156	184,873

		1,562,340
AIRLINES — 0.09%
Continental Airlines Inc. 2009-2 Pass Through Trust Class A
7.25%, 05/10/21	35	39,465
Southwest Airlines Co.
2.75%, 11/06/19 (Call 10/06/19)	100	103,208

		142,673
AUTO MANUFACTURERS — 3.60%
American Honda Finance Corp.
1.20%, 07/12/19	120	120,141
1.70%, 02/22/19	250	253,208
2.25%, 08/15/19	320	328,939

Security	Principal (000s)	Value
Ford Motor Credit Co. LLC
2.02%, 05/03/19	$600	$603,716
2.60%, 11/04/19	400	408,645
2.94%, 01/08/19	400	410,565
General Motors Financial Co. Inc.
2.40%, 05/09/19	375	376,404
3.10%, 01/15/19	386	394,172
3.50%, 07/10/19	441	455,211
PACCAR Financial Corp.
1.30%, 05/10/19	325	325,801
1.65%, 02/25/19	55	55,541
Toyota Motor Credit Corp.
1.70%, 02/19/19	825	835,135
2.10%, 01/17/19	366	373,881
2.13%, 07/18/19	570	583,473

		5,524,832
BANKS — 30.26%
Associated Banc-Corp
2.75%, 11/15/19 (Call 10/15/19)	50	50,754
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 06/13/19	600	611,570
Bank of America Corp.
2.60%, 01/15/19	1,229	1,258,197
2.65%, 04/01/19	1,307	1,339,248
7.63%, 06/01/19	880	1,018,845
Bank of Montreal
2.38%, 01/25/19 (Call 12/25/18)	411	420,925
Bank of New York Mellon Corp. (The)
2.10%, 01/15/19 (Call 12/15/18)	461	469,705
2.20%, 03/04/19 (Call 02/02/19)	9	9,199
2.20%, 05/15/19 (Call 04/15/19)	313	320,134
2.30%, 09/11/19 (Call 08/11/19)	477	489,836
5.45%, 05/15/19	13	14,420
Bank of Nova Scotia (The)
1.95%, 01/15/19	724	733,766
2.05%, 06/05/19[a]	410	416,721

230

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
Barclays Bank PLC
6.75%, 05/22/19	$500	$560,019
Barclays PLC
2.75%, 11/08/19	600	604,118
BB&T Corp.
2.25%, 02/01/19 (Call 01/02/19)[a]	403	412,002
5.25%, 11/01/19	5	5,507
6.85%, 04/30/19	203	232,062
BNP Paribas SA
2.45%, 03/17/19	657	671,492
BPCE SA
2.50%, 07/15/19	500	513,095
Branch Banking & Trust Co.
1.45%, 05/10/19 (Call 04/10/19)	500	501,722
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	312	316,900
Citigroup Inc.
2.05%, 06/07/19	140	141,359
2.50%, 07/29/19	822	840,411
2.55%, 04/08/19	895	915,849
8.50%, 05/22/19	264	312,142
Citizens Bank NA/Providence RI
2.50%, 03/14/19 (Call 02/14/19)	350	356,402
Comerica Inc.
2.13%, 05/23/19 (Call 04/23/19)	50	50,020
Commonwealth Bank of Australia/New York NY
2.05%, 03/15/19	250	253,461
2.25%, 03/13/19	250	254,732
2.30%, 09/06/19	250	255,271
Cooperatieve Rabobank UA/NY
2.25%, 01/14/19	500	509,491
Credit Suisse AG/New York NY
2.30%, 05/28/19	850	861,428
5.30%, 08/13/19	450	495,458
Deutsche Bank AG
2.85%, 05/10/19	650	648,965
Deutsche Bank AG/London
2.50%, 02/13/19[a]	728	725,174
Fifth Third Bancorp.
2.30%, 03/01/19 (Call 01/30/19)	282	287,097

Security	Principal (000s)	Value
Fifth Third Bank/Cincinnati OH
2.30%, 03/15/19 (Call 02/15/19)	$450	$458,830
First Tennessee Bank N.A.
2.95%, 12/01/19 (Call 11/01/19)	250	251,470
Goldman Sachs Group Inc. (The)
2.00%, 04/25/19 (Call 03/25/19)	500	504,657
2.55%, 10/23/19	854	873,736
2.63%, 01/31/19	847	867,557
7.50%, 02/15/19	915	1,043,632
HSBC USA Inc.
2.38%, 11/13/19	500	505,775
Intesa Sanpaolo SpA
3.88%, 01/15/19	400	411,482
Itau CorpBanca
3.88%, 09/22/19[b]	200	208,500
JPMorgan Chase & Co.
1.85%, 03/22/19 (Call 02/22/19)[a]	350	353,157
2.20%, 10/22/19	856	870,468
2.35%, 01/28/19	824	841,895
6.30%, 04/23/19	1,008	1,133,374
KeyBank N.A./Cleveland OH
2.35%, 03/08/19	500	509,786
2.50%, 12/15/19	250	255,622
Lloyds Bank PLC
2.05%, 01/22/19	400	401,161
2.35%, 09/05/19	200	202,033
Manufacturers & Traders Trust Co.
2.25%, 07/25/19 (Call 06/25/19)	250	255,022
Morgan Stanley
2.38%, 07/23/19[a]	928	944,505
2.45%, 02/01/19	500	509,766
2.50%, 01/24/19	398	406,293
5.63%, 09/23/19	1,200	1,335,034
7.30%, 05/13/19	1,000	1,147,465
MUFG Union Bank N.A.
2.25%, 05/06/19 (Call 04/06/19)	250	252,869
National Australia Bank Ltd./New York
1.38%, 07/12/19	250	248,678
2.00%, 01/14/19	500	505,885
National City Corp.
6.88%, 05/15/19	16	18,147

231

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
PNC Bank N.A.
1.95%, 03/04/19 (Call 02/02/19)[c]	$250	$253,684
2.20%, 01/28/19 (Call 12/29/18)[c]	250	255,150
2.25%, 07/02/19 (Call 06/02/19)[c]	250	256,175
2.40%, 10/18/19 (Call 09/18/19)[c]	500	515,117
PNC Funding Corp.
6.70%, 06/10/19[c]	360	412,076
Royal Bank of Canada
1.63%, 04/15/19	600	604,218
2.15%, 03/15/19	352	359,327
Royal Bank of Scotland Group PLC
6.40%, 10/21/19	405	444,887
Santander Holdings USA Inc.
2.70%, 05/24/19 (Call 04/24/19)	350	351,749
Santander UK PLC
2.35%, 09/10/19	357	360,860
2.50%, 03/14/19	600	608,546
Sumitomo Mitsui Banking Corp.
2.05%, 01/18/19	250	252,651
2.25%, 07/11/19	500	507,730
SunTrust Banks Inc.
2.50%, 05/01/19 (Call 04/01/19)	438	448,142
Svenska Handelsbanken AB
2.25%, 06/17/19	250	255,407
2.50%, 01/25/19	500	513,016
Toronto-Dominion Bank (The)
1.45%, 08/13/19	130	130,118
1.95%, 01/22/19	325	329,657
2.13%, 07/02/19	578	589,123
2.25%, 11/05/19	276	281,859
U.S. Bancorp.
2.20%, 04/25/19 (Call 03/25/19)	577	590,797
U.S. Bank N.A./Cincinnati OH
1.40%, 04/26/19 (Call 03/26/19)	250	250,915
2.13%, 10/28/19 (Call 09/28/19)	500	511,795
UBS AG/Stamford CT
2.38%, 08/14/19	750	768,072
Wells Fargo & Co.
2.13%, 04/22/19	636	648,636
2.15%, 01/15/19	767	782,531

Security	Principal (000s)	Value
Wells Fargo Bank N.A.
1.75%, 05/24/19	$500	$506,622
Westpac Banking Corp.
1.65%, 05/13/19[a]	160	160,698
2.25%, 01/17/19	440	448,594
4.88%, 11/19/19	750	827,121

		46,419,569
BEVERAGES — 3.03%
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19	1,480	1,503,267
2.15%, 02/01/19	711	726,539
Anheuser-Busch InBev Worldwide Inc.
6.88%, 11/15/19	129	151,124
7.75%, 01/15/19	844	972,709
Bottling Group LLC
5.13%, 01/15/19	453	495,903
Coca-Cola Co. (The)
1.38%, 05/30/19	450	454,328
PepsiCo Inc.
1.50%, 02/22/19	205	207,482
2.25%, 01/07/19 (Call 12/07/18)	127	130,740

		4,642,092
BIOTECHNOLOGY — 0.82%
Amgen Inc.
2.20%, 05/22/19 (Call 04/22/19)	505	517,685
5.70%, 02/01/19	368	407,614
Celgene Corp.
2.25%, 05/15/19	166	169,116
Gilead Sciences Inc.
2.05%, 04/01/19[a]	157	160,244

		1,254,659
CHEMICALS — 2.19%
Agrium Inc.
6.75%, 01/15/19	103	114,772
Albemarle Corp.
3.00%, 12/01/19 (Call 11/01/19)	25	25,420
Dow Chemical Co. (The)
8.55%, 05/15/19[a]	869	1,034,129
Eastman Chemical Co.
5.50%, 11/15/19	75	83,670
Ecolab Inc.
2.00%, 01/14/19	75	76,064
EI du Pont de Nemours & Co.
5.75%, 03/15/19	172	190,916

232

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
Lubrizol Corp.
8.88%, 02/01/19	$238	$281,498
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	800	866,667
Methanex Corp.
3.25%, 12/15/19	75	73,125
Monsanto Co.
2.13%, 07/15/19	136	138,016
Potash Corp. of Saskatchewan Inc.
6.50%, 05/15/19	198	223,431
Praxair Inc.
4.50%, 08/15/19	160	175,160
RPM International Inc.
6.13%, 10/15/19	75	83,177

		3,366,045
COMMERCIAL SERVICES — 0.46%
Board of Trustees of The Leland Stanford Junior University (The)
4.75%, 05/01/19	75	82,374
MasterCard Inc.
2.00%, 04/01/19	207	211,501
Moody’s Corp.
2.75%, 07/15/19 (Call 06/15/19)	400	412,531
Princeton University Series A
4.95%, 03/01/19	3	3,293

		709,699
COMPUTERS — 2.58%
Apple Inc.
1.70%, 02/22/19	285	289,741
2.10%, 05/06/19	924	949,354
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%, 06/01/19[b]	1,325	1,361,767
HP Inc.
2.75%, 01/14/19	50	50,821
International Business Machines Corp.
1.80%, 05/17/19	500	508,774
1.88%, 05/15/19	300	306,290
1.95%, 02/12/19[a]	300	306,882
8.38%, 11/01/19[a]	150	183,073

		3,956,702
COSMETICS & PERSONAL CARE — 0.63%
Colgate-Palmolive Co.
1.75%, 03/15/19	141	144,175

Security	Principal (000s)	Value
Procter & Gamble Co. (The)
1.90%, 11/01/19	$272	$279,285
4.70%, 02/15/19	504	549,845

		973,305
DIVERSIFIED FINANCIAL SERVICES — 4.23%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.75%, 05/15/19	500	517,500
Air Lease Corp.
3.38%, 01/15/19 (Call 12/15/18)[a]	5	5,140
American Express Co.
8.13%, 05/20/19	12	14,134
American Express Credit Corp.
2.13%, 03/18/19	1,051	1,068,985
2.25%, 08/15/19	526	537,214
Ameriprise Financial Inc.
7.30%, 06/28/19	50	57,666
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)	250	252,930
2.30%, 06/05/19 (Call 05/05/19)	250	253,424
8.80%, 07/15/19	250	296,887
Ford Motor Credit Co. LLC
2.38%, 03/12/19	400	405,749
General Electric Co.
2.10%, 12/11/19	100	101,763
2.30%, 01/14/19	375	386,235
International Lease Finance Corp.
5.88%, 04/01/19	500	543,125
Jefferies Group LLC
8.50%, 07/15/19[a]	228	260,020
Legg Mason Inc.
2.70%, 07/15/19	75	76,479
National Rural Utilities Cooperative Finance Corp.
1.65%, 02/08/19	100	100,966
2.15%, 02/01/19 (Call 01/01/19)	175	178,196
2.30%, 11/15/19 (Call 10/15/19)	200	205,564
Nomura Holdings Inc.
2.75%, 03/19/19	418	426,979
Synchrony Financial
2.60%, 01/15/19 (Call 12/15/18)	350	354,524
3.00%, 08/15/19 (Call 07/15/19)	429	438,656

233

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
TD Ameritrade Holding Corp.
5.60%, 12/01/19	$3	$3,325

		6,485,461
ELECTRIC — 4.78%
Arizona Public Service Co.
8.75%, 03/01/19	103	120,333
Black Hills Corp.
2.50%, 01/11/19	100	101,064
CMS Energy Corp.
8.75%, 06/15/19	300	358,479
Consolidated Edison Co. of New York Inc.
6.65%, 04/01/19	100	113,582
Consumers Energy Co.
6.70%, 09/15/19[a]	210	243,118
Dominion Resources Inc./VA
2.50%, 12/01/19 (Call 11/01/19)	386	394,992
5.20%, 08/15/19	215	235,924
DTE Energy Co.
2.40%, 12/01/19 (Call 11/01/19)	75	76,392
Duke Energy Corp.
5.05%, 09/15/19	137	150,855
Duke Energy Progress LLC
5.30%, 01/15/19	10	10,969
Emera U.S. Finance LP
2.15%, 06/15/19[b]	150	151,633
Entergy Texas Inc.
7.13%, 02/01/19	184	207,320
Eversource Energy
4.50%, 11/15/19	250	272,467
Exelon Generation Co. LLC
5.20%, 10/01/19	264	290,138
Georgia Power Co.
4.25%, 12/01/19	108	117,954
Indiana Michigan Power Co.
7.00%, 03/15/19	225	253,537
Jersey Central Power & Light Co.
7.35%, 02/01/19	250	279,924
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	460	473,888
Nevada Power Co.
7.13%, 03/15/19	11	12,628

Security	Principal (000s)	Value
NextEra Energy Capital Holdings Inc.
2.30%, 04/01/19	$100	$101,532
2.40%, 09/15/19 (Call 08/15/19)	150	152,966
2.70%, 09/15/19 (Call 08/15/19)	200	205,723
6.00%, 03/01/19	310	343,220
NiSource Finance Corp.
6.80%, 01/15/19	62	69,638
Oklahoma Gas & Electric Co.
8.25%, 01/15/19	100	114,878
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)	225	227,168
PG&E Corp.
2.40%, 03/01/19 (Call 02/01/19)	50	50,879
Portland General Electric Co.
6.10%, 04/15/19	50	55,680
Progress Energy Inc.
4.88%, 12/01/19	275	302,146
7.05%, 03/15/19	250	283,606
Public Service Co. of Colorado
5.13%, 06/01/19	100	110,371
Public Service Co. of Oklahoma
5.15%, 12/01/19	100	110,586
Public Service Electric & Gas Co.
2.00%, 08/15/19 (Call 07/15/19)	250	255,357
Series I
1.80%, 06/01/19 (Call 05/01/19)	25	25,385
Southern Co. (The)
1.85%, 07/01/19	740	749,702
2.15%, 09/01/19 (Call 08/01/19)[a]	140	142,704
Union Electric Co.
6.70%, 02/01/19	100	112,899
Wisconsin Power & Light Co.
5.00%, 07/15/19	50	54,646

		7,334,283
ELECTRICAL COMPONENTS & EQUIPMENT — 0.06%
Emerson Electric Co.
4.88%, 10/15/19	30	33,167
5.00%, 04/15/19	50	54,791

		87,958

234

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
ELECTRONICS — 0.87%
Amphenol Corp.
2.55%, 01/30/19 (Call 12/30/18)	$455	$461,849
Honeywell International Inc.
5.00%, 02/15/19[a]	402	440,517
Keysight Technologies Inc.
3.30%, 10/30/19 (Call 09/30/19)	55	56,146
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	368	374,649

		1,333,161
ENVIRONMENTAL CONTROL — 0.15%
Republic Services Inc.
5.50%, 09/15/19	212	236,328

		236,328
FOOD — 1.90%
Campbell Soup Co.
4.50%, 02/15/19	100	107,811
ConAgra Foods Inc.
7.00%, 04/15/19	150	168,976
General Mills Inc.
2.20%, 10/21/19	216	221,360
5.65%, 02/15/19	266	295,446
Kellogg Co.
4.15%, 11/15/19	108	117,115
Kroger Co. (The)
2.00%, 01/15/19	150	152,313
2.30%, 01/15/19 (Call 12/15/18)	30	30,657
Mondelez International Inc.
2.25%, 02/01/19 (Call 01/01/19)	287	293,542
Sysco Corp.
1.90%, 04/01/19	350	354,293
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	582	597,717
Unilever Capital Corp.
2.20%, 03/06/19	400	411,658
4.80%, 02/15/19	150	163,821

		2,914,709

Security	Principal (000s)	Value
FOREST PRODUCTS & PAPER — 0.11%
Celulosa Arauco y Constitucion SA
7.25%, 07/29/19	$100	$114,058
International Paper Co.
9.38%, 05/15/19	50	59,786

		173,844
GAS — 0.53%
Atmos Energy Corp.
8.50%, 03/15/19	200	234,676
Dominion Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	100	102,357
Sempra Energy
9.80%, 02/15/19	312	373,762
Southern Co. Gas Capital Corp.
5.25%, 08/15/19	100	107,514

		818,309
HAND & MACHINE TOOLS — 0.14%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	225	220,119

		220,119
HEALTH CARE — PRODUCTS — 1.07%
Becton Dickinson and Co.
2.68%, 12/15/19	720	745,082
5.00%, 05/15/19	12	13,122
6.38%, 08/01/19	172	195,913
Medtronic Inc.
5.60%, 03/15/19	200	222,047
Stryker Corp.
2.00%, 03/08/19	208	211,128
Zimmer Biomet Holdings Inc.
4.63%, 11/30/19	234	254,407

		1,641,699
HEALTH CARE — SERVICES — 1.52%
Aetna Inc.
1.90%, 06/07/19	405	409,963
2.20%, 03/15/19 (Call 02/15/19)[a]	125	127,456
Anthem Inc.
2.25%, 08/15/19	507	513,577
7.00%, 02/15/19	102	114,808

235

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
Dignity Health
2.64%, 11/01/19	$50	$50,982
Humana Inc.
2.63%, 10/01/19	100	102,343
Quest Diagnostics Inc.
2.70%, 04/01/19	135	138,648
UnitedHealth Group Inc.
1.63%, 03/15/19	112	113,198
1.70%, 02/15/19	555	561,093
2.30%, 12/15/19	189	195,156

		2,327,224
HOLDING COMPANIES — DIVERSIFIED — 0.13%
FS Investment Corp.
4.00%, 07/15/19[a]	50	50,682
PennantPark Investment Corp.
4.50%, 10/01/19	100	99,676
Prospect Capital Corp.
5.00%, 07/15/19[a]	50	50,000

		200,358
HOUSEHOLD PRODUCTS & WARES — 0.12%
Kimberly-Clark Corp.
1.40%, 02/15/19[a]	130	131,434
1.90%, 05/22/19[a]	50	51,090

		182,524
HOUSEWARES — 0.36%
Newell Brands Inc.
2.60%, 03/29/19	430	441,617
2.88%, 12/01/19 (Call 11/01/19)	100	102,710

		544,327
INSURANCE — 2.46%
Allstate Corp. (The)
7.45%, 05/16/19	165	191,200
American Financial Group Inc./OH
9.88%, 06/15/19	100	119,514
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	595	604,822
AXIS Specialty Finance PLC
2.65%, 04/01/19	50	50,373
Berkshire Hathaway Finance Corp.
1.70%, 03/15/19	730	741,112
Berkshire Hathaway Inc.
2.10%, 08/14/19	212	217,804

Security	Principal (000s)	Value
Chubb INA Holdings Inc.
5.90%, 06/15/19	$302	$338,222
Hartford Financial Services Group Inc. (The)
6.00%, 01/15/19	205	224,504
Lincoln National Corp.
8.75%, 07/01/19	157	185,603
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	200	203,465
MetLife Inc.
7.72%, 02/15/19	275	317,736
Protective Life Corp.
7.38%, 10/15/19	100	116,573
Prudential Financial Inc.
2.35%, 08/15/19	125	127,922
7.38%, 06/15/19	163	188,524
Travelers Companies Inc. (The)
5.90%, 06/02/19	106	119,029
WR Berkley Corp.
7.38%, 09/15/19	25	28,875

		3,775,278
INTERNET — 1.46%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	600	609,004
Amazon.com Inc.
2.60%, 12/05/19 (Call 11/05/19)	814	850,623
Baidu Inc.
2.75%, 06/09/19	400	407,284
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	374	379,738

		2,246,649
IRON & STEEL — 0.24%
Vale Overseas Ltd.
5.63%, 09/15/19[a]	350	369,687

		369,687
LODGING — 0.10%
Marriott International Inc./MD
3.00%, 03/01/19 (Call 12/01/18)	156	159,507

		159,507

236

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
MACHINERY — 1.55%
Caterpillar Financial Services Corp.
1.35%, 05/18/19	$350	$351,253
2.10%, 06/09/19	482	494,012
2.25%, 12/01/19	261	268,636
7.15%, 02/15/19	233	266,369
Deere & Co.
4.38%, 10/16/19	105	115,254
John Deere Capital Corp.
1.95%, 01/08/19	635	647,025
1.95%, 03/04/19	100	101,935
2.25%, 04/17/19	8	8,210
2.30%, 09/16/19	109	112,228
Roper Technologies Inc.
6.25%, 09/01/19	5	5,623

		2,370,545
MANUFACTURING — 1.18%
3M Co.
1.63%, 06/15/19	323	328,155
Danaher Corp.
5.40%, 03/01/19	192	212,621
Eaton Corp.
6.95%, 03/20/19	100	113,117
General Electric Co.
6.00%, 08/07/19	449	513,250
Illinois Tool Works Inc.
1.95%, 03/01/19	207	209,987
6.25%, 04/01/19	216	242,842
Ingersoll-Rand Global Holding Co. Ltd.
2.88%, 01/15/19	125	128,947
Textron Inc.
7.25%, 10/01/19	50	57,582

		1,806,501
MEDIA — 2.95%
21st Century Fox America Inc.
6.90%, 03/01/19	144	163,396
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	362	368,664
Comcast Corp.
5.70%, 07/01/19	437	493,204
Discovery Communications LLC
5.63%, 08/15/19	110	120,813

Security	Principal (000s)	Value
RELX Capital Inc.
8.63%, 01/15/19	$100	$115,381
Scripps Networks Interactive Inc.
2.75%, 11/15/19 (Call 10/15/19)	136	138,474
Thomson Reuters Corp.
4.70%, 10/15/19	108	117,326
Time Warner Cable Inc.
8.25%, 04/01/19	736	853,605
8.75%, 02/14/19	453	527,515
Time Warner Inc.
2.10%, 06/01/19	448	455,685
Viacom Inc.
2.75%, 12/15/19 (Call 11/15/19)	100	101,866
5.63%, 09/15/19	210	232,526
Walt Disney Co. (The)
1.65%, 01/08/19	300	304,614
1.85%, 05/30/19[a]	311	317,838
5.50%, 03/15/19	189	210,386

		4,521,293
MINING — 1.09%
BHP Billiton Finance USA Ltd.
6.50%, 04/01/19[a]	655	740,109
Newmont Mining Corp.
5.13%, 10/01/19[a]	266	291,297
Rio Tinto Finance USA Ltd.
9.00%, 05/01/19	528	633,332

		1,664,738
OFFICE & BUSINESS EQUIPMENT — 0.26%
Pitney Bowes Inc.
6.25%, 03/15/19	50	54,984
Xerox Corp.
2.75%, 03/15/19	81	80,675
5.63%, 12/15/19	247	266,738

		402,397
OIL & GAS — 6.30%
Anadarko Petroleum Corp.
8.70%, 03/15/19	255	289,782
BP Capital Markets PLC
1.68%, 05/03/19	200	201,165
2.24%, 05/10/19[a]	475	484,355
4.75%, 03/10/19	478	516,828

237

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
Chevron Corp.
1.56%, 05/16/19	$300	$301,651
2.19%, 11/15/19 (Call 10/15/19)	538	551,168
4.95%, 03/03/19	383	416,330
ConocoPhillips
5.75%, 02/01/19	794	869,124
Devon Energy Corp.
6.30%, 01/15/19	334	360,486
Encana Corp.
6.50%, 05/15/19	200	211,328
EOG Resources Inc.
5.63%, 06/01/19	434	477,628
EQT Corp.
8.13%, 06/01/19	13	14,831
Exxon Mobil Corp.
1.71%, 03/01/19	575	583,742
1.82%, 03/15/19 (Call 02/15/19)	659	670,677
Hess Corp.
8.13%, 02/15/19	386	431,664
Husky Energy Inc.
7.25%, 12/15/19	401	459,287
Noble Energy Inc.
8.25%, 03/01/19	470	537,539
Repsol Oil & Gas Canada Inc.
7.75%, 06/01/19	107	116,630
Shell International Finance BV
1.38%, 05/10/19	500	499,533
4.30%, 09/22/19	689	746,666
Total Capital International SA
2.10%, 06/19/19	483	492,391
2.13%, 01/10/19	152	154,785
Valero Energy Corp.
9.38%, 03/15/19	238	282,888

		9,670,478
OIL & GAS SERVICES — 0.25%
Halliburton Co.
6.15%, 09/15/19	342	387,418

		387,418
PACKAGING & CONTAINERS — 0.14%
Bemis Co. Inc.
6.80%, 08/01/19	50	56,394
WestRock RKT Co.
4.45%, 03/01/19	150	159,365

		215,759

Security	Principal (000s)	Value
PHARMACEUTICALS — 5.28%
Abbott Laboratories
5.13%, 04/01/19	$314	$344,424
Actavis Funding SCS
2.45%, 06/15/19	373	380,709
AmerisourceBergen Corp.
4.88%, 11/15/19	150	165,120
AstraZeneca PLC
1.95%, 09/18/19	424	430,342
Bristol-Myers Squibb Co.
1.75%, 03/01/19	107	108,878
Cardinal Health Inc.
2.40%, 11/15/19	120	123,026
Eli Lilly & Co.
1.95%, 03/15/19	132	134,516
Express Scripts Holding Co.
2.25%, 06/15/19	548	558,588
Express Scripts Inc.
7.25%, 06/15/19	12	13,837
Johnson & Johnson
1.13%, 03/01/19	250	250,736
1.88%, 12/05/19	172	176,312
McKesson Corp.
2.28%, 03/15/19	496	505,840
7.50%, 02/15/19	100	114,596
Mead Johnson Nutrition Co.
4.90%, 11/01/19	157	170,688
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	507	561,859
Mylan Inc.
2.55%, 03/28/19[a]	157	159,552
Mylan NV
2.50%, 06/07/19[b]	250	253,727
Novartis Securities Investment Ltd.
5.13%, 02/10/19	1,093	1,200,551
Pfizer Inc.
1.45%, 06/03/19[a]	50	50,265
2.10%, 05/15/19	549	561,606
6.20%, 03/15/19	1,312	1,475,762
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/19[a]	355	357,472

		8,098,406
PIPELINES — 2.12%
Boardwalk Pipelines LLC
5.75%, 09/15/19	100	105,330

238

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
Buckeye Partners LP
5.50%, 08/15/19	$100	$107,331
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)[a]	225	214,673
Enbridge Energy Partners LP
9.88%, 03/01/19	83	96,047
Energy Transfer Partners LP
9.00%, 04/15/19	100	113,450
9.70%, 03/15/19	150	171,975
EnLink Midstream Partners LP
2.70%, 04/01/19 (Call 03/01/19)	100	96,663
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	190	194,836
6.50%, 01/31/19	290	323,445
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	166	166,563
9.00%, 02/01/19	185	212,223
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	504	511,662
Magellan Midstream Partners LP
6.55%, 07/15/19	110	123,419
ONEOK Partners LP
8.63%, 03/01/19[a]	108	121,910
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	212	209,301
Spectra Energy Capital LLC
8.00%, 10/01/19	87	99,167
TransCanada PipeLines Ltd.
3.13%, 01/15/19	235	242,393
7.13%, 01/15/19	120	134,635

		3,245,023
REAL ESTATE INVESTMENT TRUSTS — 1.53%
American Tower Corp.
3.40%, 02/15/19	245	256,183
7.25%, 05/15/19	75	85,058
Boston Properties LP
5.88%, 10/15/19 (Call 07/17/19)	193	215,821

Security	Principal (000s)	Value
ERP Operating LP
2.38%, 07/01/19 (Call 06/01/19)	$125	$127,641
HCP Inc.
3.75%, 02/01/19 (Call 11/01/18)	225	234,084
Kimco Realty Corp.
6.88%, 10/01/19	100	114,852
Prologis LP
2.75%, 02/15/19 (Call 01/15/19)	100	102,736
Realty Income Corp.
6.75%, 08/15/19	261	297,297
Senior Housing Properties Trust
3.25%, 05/01/19 (Call 02/01/19)	25	25,054
Simon Property Group LP
2.20%, 02/01/19 (Call 11/01/18)	282	288,185
10.35%, 04/01/19 (Call 01/01/19)	66	79,884
Ventas Realty LP/Ventas Capital Corp.
4.00%, 04/30/19 (Call 01/30/19)	115	120,980
Vornado Realty LP
2.50%, 06/30/19 (Call 05/30/19)	100	101,565
Welltower Inc.
4.13%, 04/01/19 (Call 01/01/19)	164	172,742
Weyerhaeuser Co.
7.38%, 10/01/19	107	122,749

		2,344,831
RETAIL — 2.09%
Costco Wholesale Corp.
1.70%, 12/15/19	522	532,351
CVS Health Corp.
2.25%, 08/12/19 (Call 07/12/19)	467	480,073
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	417	428,449
Lowe’s Companies Inc.
1.15%, 04/15/19	200	200,642

239

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
McDonald’s Corp.
1.88%, 05/29/19	$300	$304,025
Target Corp.
2.30%, 06/26/19[a]	461	475,966
Wal-Mart Stores Inc.
4.13%, 02/01/19	308	332,109
Walgreen Co.
5.25%, 01/15/19[a]	84	91,270
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	349	361,431

		3,206,316
SEMICONDUCTORS — 0.28%
KLA-Tencor Corp.
3.38%, 11/01/19 (Call 10/01/19)	100	103,081
Texas Instruments Inc.
1.65%, 08/03/19	263	266,021
Xilinx Inc.
2.13%, 03/15/19	53	53,767

		422,869
SOFTWARE — 1.64%
CA Inc.
5.38%, 12/01/19	136	149,989
CDK Global Inc.
3.30%, 10/15/19 (Call 09/15/19)	100	100,710
Microsoft Corp.
4.20%, 06/01/19	312	339,094
Oracle Corp.
2.25%, 10/08/19	582	601,056
2.38%, 01/15/19	562	578,907
5.00%, 07/08/19	671	743,124

		2,512,880
TELECOMMUNICATIONS — 4.33%
America Movil SAB de CV
5.00%, 10/16/19[a]	300	331,975
AT&T Inc.
2.30%, 03/11/19	487	497,827
5.80%, 02/15/19	700	774,903
5.88%, 10/01/19	582	659,299
British Telecommunications PLC
2.35%, 02/14/19	200	204,923

Security	Principal (000s)	Value
Cisco Systems Inc.
1.60%, 02/28/19	$600	$608,679
2.13%, 03/01/19	749	769,286
4.95%, 02/15/19	296	324,539
Corning Inc.
6.63%, 05/15/19	100	111,731
Deutsche Telekom International Finance BV
6.00%, 07/08/19	175	197,755
Juniper Networks Inc.
3.13%, 02/26/19	175	179,421
Orange SA
2.75%, 02/06/19	558	575,714
5.38%, 07/08/19	178	197,688
Telefonica Emisiones SAU
5.88%, 07/15/19	260	291,099
Verizon Communications Inc.
2.55%, 06/17/19	302	312,373
Vodafone Group PLC
5.45%, 06/10/19	548	604,936

		6,642,148
TOYS, GAMES & HOBBIES — 0.04%
Mattel Inc.
2.35%, 05/06/19	62	63,067

		63,067
TRANSPORTATION — 1.20%
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	214	236,433
Canadian National Railway Co.
5.55%, 03/01/19	134	148,568
Canadian Pacific Railway Co.
7.25%, 05/15/19	100	114,228
CSX Corp.
7.38%, 02/01/19	61	69,665
FedEx Corp.
8.00%, 01/15/19	401	461,929
Norfolk Southern Corp.
5.90%, 06/15/19	61	68,426
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)	120	121,115
2.55%, 06/01/19 (Call 05/01/19)	100	101,305

240

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

July 31, 2016

Security	Principal or Shares (000s)	Value
Union Pacific Corp.
2.25%, 02/15/19	$50	$51,297
United Parcel Service Inc.
5.13%, 04/01/19	421	463,890

		1,836,856
TRUCKING & LEASING — 0.08%
GATX Corp.
2.50%, 03/15/19	125	125,760

		125,760

TOTAL CORPORATE BONDS & NOTES
(Cost: $149,764,606)		151,575,449

SHORT-TERM INVESTMENTS — 4.51%

MONEY MARKET FUNDS — 4.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[d,e,f]	4,615	4,614,769
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[d,e,f]	994	994,094

Security	Shares (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]	1,303	$1,303,484

		6,912,347

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,912,347)		6,912,347

TOTAL INVESTMENTS IN SECURITIES — 103.32%
(Cost: $156,676,953)[g]		158,487,796
Other Assets, Less Liabilities — (3.32)%		(5,090,633)

NET ASSETS — 100.00%		$153,397,163

[a]	All or a portion of this security represents a security on loan.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $156,676,953. Net unrealized appreciation was $1,810,843, of which $1,837,882 represented gross unrealized appreciation on securities and $27,039 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended July 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
1.95%, 03/04/19	$—	$250	$—	$250	$253,684	$1,863	$—
2.20%, 01/28/19	—	250	—	250	255,150	2,511	—
2.25%, 07/02/19	—	250	—	250	256,175	1,350	—
2.40%, 10/18/19	—	500	—	500	515,117	2,839	—
PNC Funding Corp.
6.70%, 06/10/19	200	160	—	360	412,076	5,423	—

					$1,692,202	$13,986	$—

241

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

July 31, 2016

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$151,575,449	$—	$151,575,449
Money market funds	6,912,347	—	—	6,912,347

Total	$6,912,347	$151,575,449	$—	$158,487,796

242

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.01%

ADVERTISING — 0.25%
Omnicom Group Inc.
4.45%, 08/15/20	$385	$424,077

		424,077
AEROSPACE & DEFENSE — 1.94%
Boeing Co. (The)
1.65%, 10/30/20 (Call 09/30/20)	400	403,524
4.88%, 02/15/20	225	252,473
Harris Corp.
2.70%, 04/27/20 (Call 03/27/20)	250	255,860
L-3 Communications Corp.
4.75%, 07/15/20	350	382,918
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	960	993,934
Raytheon Co.
3.13%, 10/15/20	495	528,468
United Technologies Corp.
4.50%, 04/15/20	425	472,713

		3,289,890
AGRICULTURE — 0.83%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	270	281,655
Bunge Ltd. Finance Corp.
3.50%, 11/24/20 (Call 10/24/20)[a]	100	104,476
Philip Morris International Inc.
4.50%, 03/26/20	340	377,641
Reynolds American Inc.
3.25%, 06/12/20	550	581,083
6.88%, 05/01/20	50	59,098

		1,403,953
AIRLINES — 0.13%
Delta Air Lines Inc. 2012-1 Pass Through Trust Class A
4.75%, 11/07/21	11	11,752
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	200	206,067

		217,819
APPAREL — 0.03%
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)[a]	50	51,900

		51,900

Security	Principal (000s)	Value
AUTO MANUFACTURERS — 2.28%
American Honda Finance Corp.
2.15%, 03/13/20	$50	$51,209
2.45%, 09/24/20	400	414,710
Ford Motor Credit Co. LLC
2.46%, 03/27/20	600	605,606
3.16%, 08/04/20	200	206,595
8.13%, 01/15/20	450	535,245
General Motors Financial Co. Inc.
3.15%, 01/15/20 (Call 12/15/19)	190	193,162
3.20%, 07/13/20 (Call 06/13/20)	500	508,548
3.70%, 11/24/20 (Call 10/24/20)	615	637,397
Toyota Motor Credit Corp.
2.15%, 03/12/20	545	558,746
Series B
4.50%, 06/17/20	150	166,881

		3,878,099
AUTO PARTS & EQUIPMENT — 0.16%
BorgWarner Inc.
4.63%, 09/15/20	50	54,584
Delphi Automotive PLC
3.15%, 11/19/20 (Call 10/19/20)	150	155,823
Johnson Controls Inc.
5.00%, 03/30/20	50	54,659

		265,066
BANKS — 28.28%
Australia & New Zealand Banking Group Ltd./New York NY
2.70%, 11/16/20	500	517,843
Banco Bilbao Vizcaya Argentaria SA
3.00%, 10/20/20[a]	600	613,110
Bank of America Corp.
2.63%, 10/19/20	1,025	1,046,123
5.63%, 07/01/20	1,035	1,171,002
Series L
2.25%, 04/21/20	900	908,627
Bank of New York Mellon Corp. (The)
2.45%, 11/27/20 (Call 10/27/20)	360	371,874
2.60%, 08/17/20 (Call 07/17/20)	675	700,778
Series G
2.15%, 02/24/20 (Call 01/24/20)	575	588,196

243

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
Bank of Nova Scotia (The)
2.35%, 10/21/20	$550	$563,340
Barclays Bank PLC
5.14%, 10/14/20	100	107,644
Barclays PLC
2.88%, 06/08/20[a]	1,000	1,002,293
BB&T Corp.
2.45%, 01/15/20 (Call 12/15/19)	600	618,453
2.63%, 06/29/20 (Call 05/29/20)	350	363,385
BNP Paribas SA
2.38%, 05/21/20	800	816,504
BPCE SA
2.25%, 01/27/20	250	254,372
Citigroup Inc.
2.40%, 02/18/20	775	788,731
2.65%, 10/26/20	1,075	1,100,531
5.38%, 08/09/20[a]	350	394,259
Comerica Bank
2.50%, 06/02/20	250	251,536
Commonwealth Bank of Australia/New York NY
2.30%, 03/12/20	250	255,400
2.40%, 11/02/20	500	512,404
Cooperatieve Rabobank UA/NY
2.25%, 01/14/20	250	255,172
Credit Suisse AG/New York NY
4.38%, 08/05/20	250	270,954
5.40%, 01/14/20	850	921,329
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	450	450,283
3.13%, 12/10/20	750	752,834
Deutsche Bank AG
2.95%, 08/20/20	430	426,243
Discover Bank/Greenwood DE
3.10%, 06/04/20 (Call 05/04/20)	500	514,662
Fifth Third Bancorp.
2.88%, 07/27/20 (Call 06/27/20)	662	687,935
First Horizon National Corp.
3.50%, 12/15/20 (Call 11/15/20)	100	101,468
Goldman Sachs Group Inc. (The)
2.60%, 04/23/20 (Call 03/23/20)	825	841,981
2.75%, 09/15/20 (Call 08/15/20)	1,475	1,510,136
5.38%, 03/15/20	1,025	1,144,083
6.00%, 06/15/20	100	114,103

Security	Principal (000s)	Value
HSBC Bank USA N.A./New York NY
4.88%, 08/24/20	$250	$271,482
HSBC USA Inc.
2.35%, 03/05/20	1,200	1,209,027
2.75%, 08/07/20	575	585,289
5.00%, 09/27/20	300	325,328
Huntington Bancshares Inc./OH
7.00%, 12/15/20[a]	100	116,578
Huntington National Bank (The)
2.40%, 04/01/20 (Call 03/01/20)[a]	500	508,075
JPMorgan Chase & Co.
2.25%, 01/23/20 (Call 12/23/19)	1,375	1,397,057
2.55%, 10/29/20 (Call 09/29/20)	900	922,521
2.75%, 06/23/20 (Call 05/23/20)	900	928,960
4.25%, 10/15/20	650	708,111
4.40%, 07/22/20	625	682,510
4.95%, 03/25/20	450	497,979
KeyBank N.A./Cleveland OH
2.25%, 03/16/20	250	254,094
KeyCorp
2.90%, 09/15/20	610	633,301
Lloyds Bank PLC
2.40%, 03/17/20	200	203,127
2.70%, 08/17/20	400	410,806
Manufacturers & Traders Trust Co.
2.10%, 02/06/20 (Call 01/06/20)	250	253,477
Morgan Stanley
2.65%, 01/27/20	1,550	1,588,998
2.80%, 06/16/20	1,040	1,070,028
5.50%, 01/26/20	800	892,366
5.50%, 07/24/20	500	562,936
National Australia Bank Ltd./New York
2.63%, 07/23/20	250	257,968
Northern Trust Corp.
3.45%, 11/04/20	100	108,094
PNC Bank N.A.
2.45%, 11/05/20 (Call 10/06/20)[b]	750	774,100
2.60%, 07/21/20 (Call 06/21/20)[b]	250	259,379
PNC Funding Corp.
4.38%, 08/11/20[b]	290	319,704
5.13%, 02/08/20[b]	175	195,829

244

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
RBC USA Holdco Corp.
5.25%, 09/15/20	$125	$141,095
Royal Bank of Canada
2.15%, 03/06/20	190	193,964
2.35%, 10/30/20	925	950,629
Royal Bank of Scotland PLC (The)
5.63%, 08/24/20	150	168,429
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	500	500,318
Santander UK Group Holdings PLC
2.88%, 10/16/20	450	454,333
Santander UK PLC
2.38%, 03/16/20	300	302,535
State Street Corp.
2.55%, 08/18/20	725	753,297
Sumitomo Mitsui Banking Corp.
2.45%, 01/16/20	1,000	1,019,966
2.45%, 10/20/20	250	254,718
Svenska Handelsbanken AB
2.40%, 10/01/20	500	514,195
Toronto-Dominion Bank (The)
2.50%, 12/14/20	800	825,767
UBS AG/Stamford CT
2.35%, 03/26/20	750	769,572
4.88%, 08/04/20	250	279,279
Wells Fargo & Co.
2.55%, 12/07/20	750	771,481
2.60%, 07/22/20	1,215	1,253,011
Series N
2.15%, 01/30/20	800	814,053
Westpac Banking Corp.
2.30%, 05/26/20	290	296,608
2.60%, 11/23/20	900	930,817

		48,068,779
BEVERAGES — 3.01%
Anheuser-Busch InBev Worldwide Inc.
5.00%, 04/15/20	375	420,237
5.38%, 01/15/20	790	891,249
Coca-Cola Co. (The)
1.88%, 10/27/20	925	947,970
2.45%, 11/01/20	150	156,784
3.15%, 11/15/20	450	483,614
Coca-Cola European Partners US LLC
3.50%, 09/15/20	200	212,781

Security	Principal (000s)	Value
Diageo Capital PLC
4.83%, 07/15/20	$350	$393,404
PepsiCo Inc.
1.85%, 04/30/20 (Call 03/30/20)	220	223,988
2.15%, 10/14/20 (Call 09/14/20)	500	514,731
3.13%, 11/01/20	350	374,804
4.50%, 01/15/20	450	497,678

		5,117,240
BIOTECHNOLOGY — 2.37%
Amgen Inc.
2.13%, 05/01/20 (Call 04/01/20)[a]	200	204,218
3.45%, 10/01/20	605	650,408
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	350	386,796
Biogen Inc.
2.90%, 09/15/20	585	607,346
Celgene Corp.
2.88%, 08/15/20	600	623,083
3.95%, 10/15/20	175	189,201
Genzyme Corp.
5.00%, 06/15/20	50	56,395
Gilead Sciences Inc.
2.35%, 02/01/20	250	256,519
2.55%, 09/01/20	1,015	1,055,774

		4,029,740
BUILDING MATERIALS — 0.09%
Fortune Brands Home & Security Inc.
3.00%, 06/15/20 (Call 05/15/20)	150	154,167

		154,167
CHEMICALS — 1.54%
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	100	101,813
Albemarle Corp.
4.50%, 12/15/20 (Call 09/15/20)	25	26,764
CF Industries Inc.
7.13%, 05/01/20	350	405,117
Dow Chemical Co. (The)
4.25%, 11/15/20 (Call 08/15/20)	700	763,344
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	550	566,470
Ecolab Inc.
2.25%, 01/12/20	50	51,117

245

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
EI du Pont de Nemours & Co.
4.63%, 01/15/20	$375	$413,235
Potash Corp. of Saskatchewan Inc.
4.88%, 03/30/20	175	192,808
PPG Industries Inc.
3.60%, 11/15/20	50	53,099
Praxair Inc.
2.25%, 09/24/20	50	51,438

		2,625,205
COMMERCIAL SERVICES — 0.72%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	600	624,012
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	375	384,109
S&P Global Inc.
3.30%, 08/14/20 (Call 07/14/20)	100	104,492
Western Union Co. (The)
5.25%, 04/01/20	100	108,193

		1,220,806
COMPUTERS — 2.61%
Apple Inc.
1.55%, 02/07/20	550	556,016
2.00%, 05/06/20	475	486,974
EMC Corp.
2.65%, 06/01/20[a]	725	710,500
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)[a,c]	1,250	1,318,024
HP Inc.
3.75%, 12/01/20	225	238,080
International Business Machines Corp.
1.63%, 05/15/20[a]	800	809,541
Lexmark International Inc.
5.13%, 03/15/20	300	317,158

		4,436,293
COSMETICS & PERSONAL CARE — 0.06%
Colgate-Palmolive Co.
2.95%, 11/01/20	100	107,310

		107,310
DISTRIBUTION & WHOLESALE — 0.05%
Arrow Electronics Inc.
6.00%, 04/01/20	78	86,404

		86,404

Security	Principal (000s)	Value
DIVERSIFIED FINANCIAL SERVICES — 5.63%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
4.25%, 07/01/20	$500	$526,250
4.63%, 10/30/20	500	533,750
Air Lease Corp.
4.75%, 03/01/20[a]	100	108,267
Alterra Finance LLC
6.25%, 09/30/20	200	229,636
American Express Credit Corp.
2.38%, 05/26/20 (Call 04/25/20)	1,150	1,178,749
Series F
2.60%, 09/14/20 (Call 08/14/20)	425	438,997
Ameriprise Financial Inc.
5.30%, 03/15/20	105	117,510
Charles Schwab Corp. (The)
4.45%, 07/22/20	175	193,911
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	2,159	2,237,755
Intercontinental Exchange Inc.
2.75%, 12/01/20 (Call 11/01/20)	625	654,383
Lazard Group LLC
4.25%, 11/14/20	150	159,776
Nasdaq Inc.
5.55%, 01/15/20	198	218,692
National Rural Utilities Cooperative Finance Corp.
2.30%, 11/01/20 (Call 10/01/20)	250	256,707
2.35%, 06/15/20 (Call 05/15/20)	100	103,003
Nomura Holdings Inc.
6.70%, 03/04/20	775	896,785
Stifel Financial Corp.
3.50%, 12/01/20	181	184,048
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	100	101,207
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)	1,280	1,320,766
Washington Prime Group LP
3.85%, 04/01/20 (Call 03/02/20)	100	103,105

		9,563,297
ELECTRIC — 3.84%
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)	150	154,023
Avangrid Inc.
4.63%, 10/01/20	108	116,442

246

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
Berkshire Hathaway Energy Co.
2.40%, 02/01/20 (Call 01/01/20)	$125	$128,182
CMS Energy Corp.
6.25%, 02/01/20	150	172,097
Consolidated Edison Co. of New York Inc.
4.45%, 06/15/20	50	55,227
Constellation Energy Group Inc.
5.15%, 12/01/20 (Call 09/01/20)	200	223,077
DTE Electric Co.
3.45%, 10/01/20 (Call 07/01/20)	150	160,488
Duke Energy Indiana LLC
3.75%, 07/15/20[a]	275	297,780
Entergy Corp.
5.13%, 09/15/20 (Call 06/15/20)	350	385,325
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	350	362,343
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	450	461,191
4.00%, 10/01/20 (Call 07/01/20)[a]	250	266,206
Integrys Holding Inc.
4.17%, 11/01/20	50	54,481
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	75	79,683
LG&E & KU Energy LLC
3.75%, 11/15/20 (Call 08/15/20)	350	374,197
NiSource Finance Corp.
5.45%, 09/15/20	275	311,991
Northern States Power Co./MN
2.20%, 08/15/20 (Call 07/15/20)	50	51,473
NV Energy Inc.
6.25%, 11/15/20	300	355,793
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)	745	801,437
Pennsylvania Electric Co.
5.20%, 04/01/20	50	53,501
PSEG Power LLC
5.13%, 04/15/20	150	163,562
Public Service Co. of Colorado
3.20%, 11/15/20 (Call 05/15/20)	450	479,247
Puget Energy Inc.
6.50%, 12/15/20	300	347,628
Southern Co. (The)
2.75%, 06/15/20 (Call 05/15/20)	390	404,073

Security	Principal (000s)	Value
Southern Power Co.
2.38%, 06/01/20 (Call 05/01/20)	$75	$76,280
TECO Finance Inc.
5.15%, 03/15/20	75	82,989
WEC Energy Group Inc.
2.45%, 06/15/20 (Call 05/15/20)	100	102,810

		6,521,526
ELECTRICAL COMPONENTS & EQUIPMENT — 0.07%
Emerson Electric Co.
4.25%, 11/15/20	100	110,497

		110,497
ELECTRONICS — 0.19%
Agilent Technologies Inc.
5.00%, 07/15/20	150	166,541
Jabil Circuit Inc.
5.63%, 12/15/20	150	159,000

		325,541
ENVIRONMENTAL CONTROL — 0.30%
Republic Services Inc.
5.00%, 03/01/20[a]	275	304,581
Waste Management Inc.
4.75%, 06/30/20	190	212,761

		517,342
FOOD — 1.62%
Ingredion Inc.
4.63%, 11/01/20[a]	200	219,303
JM Smucker Co. (The)
2.50%, 03/15/20	140	143,911
Kellogg Co.
4.00%, 12/15/20	255	278,693
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)[a,c]	980	1,023,170
5.38%, 02/10/20	125	140,373
Kroger Co. (The)
6.15%, 01/15/20	200	230,244
Mondelez International Inc.
5.38%, 02/10/20	300	338,321
Sysco Corp.
2.60%, 10/01/20 (Call 09/01/20)	275	284,379
Unilever Capital Corp.
2.10%, 07/30/20	100	102,786

		2,761,180

247

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
GAS — 0.41%
Dominion Gas Holdings LLC
2.80%, 11/15/20 (Call 10/15/20)	$250	$259,244
Sempra Energy
2.40%, 03/15/20 (Call 02/15/20)	225	228,359
2.85%, 11/15/20 (Call 10/15/20)	200	206,322

		693,925
HEALTH CARE — PRODUCTS — 2.44%
Abbott Laboratories
2.00%, 03/15/20[a]	250	253,670
Becton Dickinson and Co.
3.25%, 11/12/20	170	179,165
Boston Scientific Corp.
2.85%, 05/15/20	250	258,813
6.00%, 01/15/20	300	340,610
Covidien International Finance SA
4.20%, 06/15/20	50	54,998
Danaher Corp.
2.40%, 09/15/20 (Call 08/15/20)	300	311,725
Life Technologies Corp.
6.00%, 03/01/20	200	225,815
Medtronic Inc.
2.50%, 03/15/20	1,200	1,242,952
4.45%, 03/15/20	275	303,174
St. Jude Medical Inc.
2.80%, 09/15/20 (Call 08/15/20)	200	206,956
Stryker Corp.
4.38%, 01/15/20	50	54,503
Thermo Fisher Scientific Inc.
4.70%, 05/01/20	100	109,777
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	600	612,752

		4,154,910
HEALTH CARE — SERVICES — 1.56%
Aetna Inc.
3.95%, 09/01/20	165	178,354
Anthem Inc.
4.35%, 08/15/20	375	409,313
Cigna Corp.
5.13%, 06/15/20	90	100,673
Laboratory Corp. of America Holdings
2.63%, 02/01/20	380	388,881
4.63%, 11/15/20 (Call 08/15/20)	100	109,805

Security	Principal (000s)	Value
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	$300	$305,870
UnitedHealth Group Inc.
2.70%, 07/15/20	950	996,190
3.88%, 10/15/20 (Call 07/15/20)	150	163,746

		2,652,832
HOLDING COMPANIES — DIVERSIFIED — 0.17%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	90	93,148
FS Investment Corp.
4.25%, 01/15/20 (Call 12/15/19)	50	50,895
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	150	151,086

		295,129
HOUSEHOLD PRODUCTS & WARES — 0.16%
Kimberly-Clark Corp.
2.15%, 08/15/20	100	103,010
3.63%, 08/01/20	150	163,054

		266,064
INSURANCE — 2.38%
AEGON Funding Co. LLC
5.75%, 12/15/20	150	173,425
Aflac Inc.
2.40%, 03/16/20[a]	350	360,680
American International Group Inc.
3.38%, 08/15/20	450	472,439
6.40%, 12/15/20	50	58,864
Aon Corp.
5.00%, 09/30/20	275	305,687
AXIS Specialty Finance LLC
5.88%, 06/01/20	75	83,668
Berkshire Hathaway Finance Corp.
2.90%, 10/15/20	200	210,688
Chubb INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)[a]	450	463,929
CNA Financial Corp.
5.88%, 08/15/20	150	169,756
Hartford Financial Services Group Inc. (The)
5.50%, 03/30/20	340	382,712
Manulife Financial Corp.
4.90%, 09/17/20	100	110,466

248

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	$100	$101,757
PartnerRe Finance B LLC
5.50%, 06/01/20	200	222,328
Prudential Financial Inc.
4.50%, 11/15/20	250	275,221
5.38%, 06/21/20	250	281,400
Travelers Companies Inc. (The)
3.90%, 11/01/20	200	218,124
Unum Group
5.63%, 09/15/20	85	95,159
WR Berkley Corp.
5.38%, 09/15/20	50	55,222

		4,041,525
INTERNET — 0.67%
Baidu Inc.
3.00%, 06/30/20	400	410,203
eBay Inc.
3.25%, 10/15/20 (Call 07/15/20)[a]	280	293,779
Expedia Inc.
5.95%, 08/15/20[a]	250	279,051
Symantec Corp.
4.20%, 09/15/20	150	157,335

		1,140,368
IRON & STEEL — 0.24%
Vale Overseas Ltd.
4.63%, 09/15/20[a]	400	402,500

		402,500
LEISURE TIME — 0.22%
Carnival Corp.
3.95%, 10/15/20[a]	350	376,199

		376,199
LODGING — 0.03%
Marriott International Inc./MD
3.38%, 10/15/20 (Call 07/15/20)	50	52,347

		52,347
MACHINERY — 0.79%
Caterpillar Financial Services Corp.
2.00%, 03/05/20[a]	130	132,443
2.50%, 11/13/20	100	103,790
John Deere Capital Corp.
1.70%, 01/15/20[a]	25	25,310

Security	Principal (000s)	Value
2.05%, 03/10/20	$230	$234,986
2.38%, 07/14/20	50	51,710
Series 0014
2.45%, 09/11/20	350	362,054
Rockwell Automation Inc.
2.05%, 03/01/20 (Call 02/01/20)	125	126,774
Roper Technologies Inc.
3.00%, 12/15/20 (Call 11/15/20)	300	310,627

		1,347,694
MANUFACTURING — 1.42%
3M Co.
2.00%, 08/07/20	175	179,217
Airgas Inc.
3.05%, 08/01/20 (Call 07/01/20)	85	88,408
Eaton Electric Holdings LLC
3.88%, 12/15/20 (Call 09/15/20)	75	80,289
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	1,045	1,078,180
4.38%, 09/16/20	516	575,529
5.50%, 01/08/20	100	113,955
Series A
5.55%, 05/04/20	175	201,625
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/20 (Call 04/01/20)	50	51,008
Pentair Finance SA
3.63%, 09/15/20 (Call 08/15/20)	50	51,025

		2,419,236
MEDIA — 3.41%
21st Century Fox America Inc.
5.65%, 08/15/20	50	57,506
CBS Corp.
5.75%, 04/15/20	300	341,924
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)[c]	875	920,435
Comcast Corp.
5.15%, 03/01/20	600	681,264
Discovery Communications LLC
5.05%, 06/01/20	450	492,006
NBCUniversal Media LLC
5.15%, 04/30/20	1,000	1,137,936
Scripps Networks Interactive Inc.
2.80%, 06/15/20 (Call 05/15/20)	275	279,148

249

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
Time Warner Cable Inc.
5.00%, 02/01/20	$675	$736,874
Time Warner Inc.
4.88%, 03/15/20	550	611,468
Walt Disney Co. (The)
2.15%, 09/17/20	525	542,206

		5,800,767
METAL FABRICATE & HARDWARE — 0.15%
Precision Castparts Corp.
2.25%, 06/15/20 (Call 05/15/20)	200	206,018
Valmont Industries Inc.
6.63%, 04/20/20	50	55,992

		262,010
MINING — 0.13%
Rio Tinto Finance USA Ltd.
3.50%, 11/02/20	150	160,830
Southern Copper Corp.
5.38%, 04/16/20	50	54,500

		215,330
OFFICE & BUSINESS EQUIPMENT — 0.24%
Xerox Corp.
2.75%, 09/01/20	350	340,982
2.80%, 05/15/20	75	73,591

		414,573
OIL & GAS — 4.96%
BP Capital Markets PLC
2.32%, 02/13/20	650	664,073
2.52%, 01/15/20	745	767,182
4.50%, 10/01/20	250	276,643
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)[a]	925	938,518
2.42%, 11/17/20 (Call 10/17/20)	360	371,495
2.43%, 06/24/20 (Call 05/24/20)	325	335,135
ConocoPhillips
6.00%, 01/15/20	225	254,249
ConocoPhillips Co.
2.20%, 05/15/20 (Call 04/15/20)	400	401,684
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	375	379,749
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)	620	632,321

Security	Principal (000s)	Value
Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)	$225	$210,375
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)[a]	200	206,607
Nabors Industries Inc.
5.00%, 09/15/20	125	116,250
Pioneer Natural Resources Co.
7.50%, 01/15/20	100	115,622
Shell International Finance BV
2.13%, 05/11/20	887	901,340
2.25%, 11/10/20	575	587,234
4.38%, 03/25/20	455	498,208
Total Capital SA
4.45%, 06/24/20	475	525,351
Valero Energy Corp.
6.13%, 02/01/20	225	254,746

		8,436,782
PACKAGING & CONTAINERS — 0.03%
WestRock RKT Co.
3.50%, 03/01/20	50	52,260

		52,260
PHARMACEUTICALS — 4.03%
Abbott Laboratories
4.13%, 05/27/20	150	163,513
AbbVie Inc.
2.50%, 05/14/20 (Call 04/14/20)	1,595	1,635,896
Actavis Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	1,445	1,499,969
Allergan Inc./U.S.
3.38%, 09/15/20	150	157,626
AstraZeneca PLC
2.38%, 11/16/20	625	640,260
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)	550	557,828
Cardinal Health Inc.
4.63%, 12/15/20	150	167,194
Johnson & Johnson
2.95%, 09/01/20	150	160,236
Mead Johnson Nutrition Co.
3.00%, 11/15/20	350	365,026
Medco Health Solutions Inc.
4.13%, 09/15/20	150	162,356

250

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
Merck & Co. Inc.
1.85%, 02/10/20	$350	$358,058
Mylan NV
3.75%, 12/15/20 (Call 11/15/20)[c]	250	263,350
Novartis Capital Corp.
4.40%, 04/24/20	325	360,548
Pfizer Inc.
5.20%, 08/12/20	50	56,870
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	150	152,195
Zoetis Inc.
3.45%, 11/13/20 (Call 10/13/20)[a]	150	156,065

		6,856,990
PIPELINES — 2.74%
Columbia Pipeline Group Inc.
3.30%, 06/01/20 (Call 05/01/20)	375	387,287
Enbridge Energy Partners LP
4.38%, 10/15/20 (Call 09/15/20)	350	361,229
5.20%, 03/15/20	50	52,899
Energy Transfer Partners LP
4.15%, 10/01/20 (Call 08/01/20)	575	590,065
Enterprise Products Operating LLC
5.20%, 09/01/20	450	504,660
5.25%, 01/31/20	90	99,893
Kinder Morgan Energy Partners LP
5.30%, 09/15/20	500	533,631
6.50%, 04/01/20	100	110,301
6.85%, 02/15/20	200	222,248
ONEOK Partners LP
3.80%, 03/15/20 (Call 02/15/20)	100	102,900
Phillips 66 Partners LP
2.65%, 02/15/20 (Call 01/15/20)	150	149,571
Plains All American Pipeline LP/PAA Finance Corp.
5.75%, 01/15/20	150	161,494
Regency Energy Partners LP/Regency Energy Finance Corp.
5.75%, 09/01/20 (Call 06/01/20)	50	53,830
Spectra Energy Capital LLC
5.65%, 03/01/20	50	53,188
Sunoco Logistics Partners Operations LP
5.50%, 02/15/20	85	91,991
TransCanada PipeLines Ltd.
3.80%, 10/01/20	250	267,059

Security	Principal (000s)	Value
Williams Partners LP
4.13%, 11/15/20 (Call 08/15/20)	$50	$50,520
5.25%, 03/15/20	825	865,260

		4,658,026
REAL ESTATE — 0.20%
American Campus Communities Operating Partnership LP
3.35%, 10/01/20 (Call 09/01/20)	325	336,281

		336,281
REAL ESTATE INVESTMENT TRUSTS — 2.58%
Alexandria Real Estate Equities Inc.
2.75%, 01/15/20 (Call 12/15/19)	100	100,542
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	580	597,715
5.05%, 09/01/20	140	156,187
AvalonBay Communities Inc.
3.63%, 10/01/20 (Call 07/01/20)	270	288,225
Boston Properties LP
5.63%, 11/15/20 (Call 08/15/20)	250	286,237
DDR Corp.
7.88%, 09/01/20	175	210,303
Digital Realty Trust LP
3.40%, 10/01/20 (Call 09/01/20)[a]	200	206,699
5.88%, 02/01/20	50	55,833
Equity Commonwealth
5.88%, 09/15/20 (Call 03/15/20)	100	108,786
ERP Operating LP
4.75%, 07/15/20 (Call 04/15/20)	200	221,580
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	400	404,918
Kilroy Realty LP
6.63%, 06/01/20	50	57,431
Liberty Property LP
4.75%, 10/01/20 (Call 07/01/20)	50	54,209
Select Income REIT
3.60%, 02/01/20 (Call 01/01/20)	50	50,755
Simon Property Group LP
2.50%, 09/01/20 (Call 06/01/20)	150	155,107
5.65%, 02/01/20 (Call 11/01/19)	700	791,088
SL Green Realty Corp.
7.75%, 03/15/20	150	175,224
Tanger Properties LP
6.13%, 06/01/20	150	170,747

251

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
UDR Inc.
3.70%, 10/01/20 (Call 07/01/20)	$50	$52,740
Ventas Realty LP/Ventas Capital Corp.
2.70%, 04/01/20 (Call 01/01/20)	75	76,773
Washington REIT
4.95%, 10/01/20 (Call 04/01/20)	50	53,483
Welltower Inc.
6.13%, 04/15/20	100	112,631

		4,387,213
RETAIL — 3.12%
Advance Auto Parts Inc.
5.75%, 05/01/20	75	83,724
AutoNation Inc.
5.50%, 02/01/20	150	164,036
AutoZone Inc.
4.00%, 11/15/20 (Call 08/15/20)	75	80,849
Costco Wholesale Corp.
1.75%, 02/15/20	175	178,134
CVS Health Corp.
2.80%, 07/20/20 (Call 06/20/20)	1,275	1,333,844
Home Depot Inc. (The)
3.95%, 09/15/20 (Call 06/15/20)	75	82,329
Lowe’s Companies Inc.
4.63%, 04/15/20 (Call 10/15/19)	100	110,633
McDonald’s Corp.
2.20%, 05/26/20 (Call 04/26/20)	425	436,062
2.75%, 12/09/20 (Call 11/09/20)	575	601,927
3.50%, 07/15/20	50	53,565
Nordstrom Inc.
4.75%, 05/01/20	200	217,268
Target Corp.
3.88%, 07/15/20[a]	375	410,725
Wal-Mart Stores Inc.
3.25%, 10/25/20	1,025	1,110,087
3.63%, 07/08/20	400	437,000

		5,300,183
SAVINGS & LOANS — 0.07%
First Niagara Financial Group Inc.
6.75%, 03/19/20	100	112,698

		112,698
SEMICONDUCTORS — 1.38%
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	100	103,509

Security	Principal (000s)	Value
Intel Corp.
2.45%, 07/29/20	$825	$860,134
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)[a]	150	154,181
QUALCOMM Inc.
2.25%, 05/20/20	885	911,718
Texas Instruments Inc.
1.75%, 05/01/20 (Call 04/01/20)	319	322,619

		2,352,161
SOFTWARE — 2.73%
Adobe Systems Inc.
4.75%, 02/01/20	450	496,749
Autodesk Inc.
3.13%, 06/15/20 (Call 05/15/20)	75	76,735
Broadridge Financial Solutions Inc.
3.95%, 09/01/20	50	53,336
CA Inc.
3.60%, 08/01/20 (Call 07/01/20)	50	52,076
Dun & Bradstreet Corp. (The)
4.00%, 06/15/20 (Call 05/15/20)	50	52,085
Fidelity National Information Services Inc.
3.63%, 10/15/20 (Call 09/15/20)	550	582,252
Fiserv Inc.
2.70%, 06/01/20 (Call 05/01/20)	360	372,609
4.63%, 10/01/20	90	98,712
Microsoft Corp.
1.85%, 02/12/20 (Call 01/12/20)	310	316,456
2.00%, 11/03/20 (Call 10/03/20)	1,305	1,339,231
3.00%, 10/01/20	375	399,493
Oracle Corp.
3.88%, 07/15/20	730	797,480

		4,637,214
TELECOMMUNICATIONS — 5.03%
America Movil SAB de CV
5.00%, 03/30/20	650	724,610
AT&T Inc.
2.45%, 06/30/20 (Call 05/30/20)	1,375	1,408,904
5.20%, 03/15/20	425	476,536
Cisco Systems Inc.
2.45%, 06/15/20	770	801,809
4.45%, 01/15/20	1,000	1,105,698
Corning Inc.
4.25%, 08/15/20	100	107,554

252

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
Harris Corp.
4.40%, 12/15/20[a]	$50	$54,383
Telefonica Emisiones SAU
5.13%, 04/27/20	675	750,019
Verizon Communications Inc.
2.63%, 02/21/20	1,253	1,300,245
4.50%, 09/15/20	1,635	1,816,399

		8,546,157
TOYS, GAMES & HOBBIES — 0.06%
Mattel Inc.
4.35%, 10/01/20	100	107,228

		107,228
TRANSPORTATION — 0.60%
Burlington Northern Santa Fe LLC
3.60%, 09/01/20 (Call 06/01/20)	50	53,837
CSX Corp.
3.70%, 10/30/20 (Call 07/30/20)	125	133,964
FedEx Corp.
2.30%, 02/01/20	175	178,666
Ryder System Inc.
2.65%, 03/02/20 (Call 02/02/20)	250	253,087
Union Pacific Corp.
1.80%, 02/01/20 (Call 01/01/20)	50	50,697
2.25%, 06/19/20 (Call 05/19/20)	150	154,358
United Parcel Service of America Inc.
8.38%, 04/01/20	150	186,280

		1,010,889
TRUCKING & LEASING — 0.06%
GATX Corp.
2.60%, 03/30/20 (Call 02/28/20)[a]	100	99,544

		99,544

TOTAL CORPORATE BONDS & NOTES (Cost: $163,330,109)		166,605,166

SHORT-TERM INVESTMENTS — 7.51%

MONEY MARKET FUNDS — 7.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[d,e,f]	8,285	8,285,400
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[d,e,f]	1,785	1,784,805

Security	Principal (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]	$2,689	$2,689,057

		12,759,262

TOTAL SHORT-TERM INVESTMENTS (Cost: $12,759,262)		12,759,262

TOTAL INVESTMENTS IN SECURITIES — 105.52% (Cost: $176,089,371)[g]		179,364,428
Other Assets, Less Liabilities — (5.52)%		(9,386,309)

NET ASSETS — 100.00%		$169,978,119

[a]	All or a portion of this security represents a security on loan.
[b]	Affiliated issuer. See Schedule 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $176,094,568. Net unrealized appreciation was $3,269,860, of which $3,300,754 represented gross unrealized appreciation on securities and $30,894 represented gross unrealized depreciation on securities.

253

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

July 31, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended July 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
2.45%, 11/05/20	$—	$750	$—	$750	$774,100	$6,635	$—
2.60%, 07/21/20	—	250	—	250	259,379	2,279	—
PNC Funding Corp.
4.38%, 08/11/20	290	—	—	290	319,704	5,783	—
5.13%, 02/08/20	100	75	—	175	195,829	2,163	—

					$1,549,012	$16,860	$—

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$166,605,166	$—	$166,605,166
Money market funds	12,759,262	—	—	12,759,262

Total	$12,759,262	$166,605,166	$—	$179,364,428

254

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.82%

ADVERTISING — 0.25%
WPP Finance 2010
4.75%, 11/21/21	$361	$403,372

		403,372
AEROSPACE & DEFENSE — 1.38%
Boeing Co. (The)
2.35%, 10/30/21	290	301,181
General Dynamics Corp.
3.88%, 07/15/21 (Call 04/15/21)	61	67,322
Harris Corp.
5.55%, 10/01/21	175	199,973
L-3 Communications Corp.
4.95%, 02/15/21 (Call 11/15/20)	370	407,431
Lockheed Martin Corp.
3.35%, 09/15/21	615	661,086
Northrop Grumman Corp.
3.50%, 03/15/21	286	306,137
Rockwell Collins Inc.
3.10%, 11/15/21 (Call 08/15/21)	50	52,917
United Technologies Corp.
8.75%, 03/01/21	200	260,768

		2,256,815
AGRICULTURE — 1.09%
Altria Group Inc.
4.75%, 05/05/21	596	682,865
Archer-Daniels-Midland Co.
4.48%, 03/01/21	257	288,587
Philip Morris International Inc.
1.88%, 02/25/21 (Call 01/25/21)	265	269,164
2.90%, 11/15/21	509	539,465

		1,780,081
APPAREL — 0.05%
VF Corp.
3.50%, 09/01/21 (Call 06/01/21)	80	86,728

		86,728
AUTO MANUFACTURERS — 3.94%
American Honda Finance Corp.
1.65%, 07/12/21	170	170,958
Ford Motor Credit Co. LLC
3.20%, 01/15/21	600	619,876

Security	Principal (000s)	Value
3.34%, 03/18/21	$600	$626,306
5.75%, 02/01/21	400	456,264
5.88%, 08/02/21	1,000	1,153,657
General Motors Financial Co. Inc.
3.20%, 07/06/21 (Call 06/06/21)	250	253,129
4.20%, 03/01/21 (Call 02/01/21)	800	842,500
4.38%, 09/25/21	592	628,197
Toyota Motor Credit Corp.
1.90%, 04/08/21	550	558,384
2.75%, 05/17/21	236	248,126
3.40%, 09/15/21	288	311,457
4.25%, 01/11/21	509	567,076

		6,435,930
AUTO PARTS & EQUIPMENT — 0.10%
Johnson Controls Inc.
3.75%, 12/01/21 (Call 09/01/21)	100	105,779
4.25%, 03/01/21	55	59,189

		164,968
BANKS — 27.74%
Australia & New Zealand Banking Group Ltd./New York NY
2.30%, 06/01/21[a]	250	254,580
Bancolombia SA
5.95%, 06/03/21	350	383,250
Bank of America Corp.
2.63%, 04/19/21	1,145	1,167,122
5.00%, 05/13/21	665	747,111
5.88%, 01/05/21	600	691,678
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	700	711,233
2.50%, 04/15/21 (Call 03/15/21)	820	848,982
3.55%, 09/23/21 (Call 08/23/21)	356	386,344
4.15%, 02/01/21	5	5,510
Bank of Nova Scotia (The)
2.45%, 03/22/21	675	693,802
2.80%, 07/21/21	744	775,941
4.38%, 01/13/21	9	9,966
Barclays PLC
3.25%, 01/12/21	600	608,415
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	350	355,954
BNP Paribas SA
5.00%, 01/15/21	1,216	1,371,797

255

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
BPCE SA
2.65%, 02/03/21	$250	$258,485
Branch Banking & Trust Co.
2.85%, 04/01/21 (Call 03/01/21)	250	263,062
Capital One Financial Corp.
4.75%, 07/15/21	315	350,460
Capital One N.A./Mclean VA
2.95%, 07/23/21 (Call 06/23/21)	500	517,756
Citigroup Inc.
2.35%, 08/02/21	100	100,559
2.70%, 03/30/21	800	817,582
Citizens Bank N.A./Providence RI
2.55%, 05/13/21 (Call 04/13/21)	250	254,657
Citizens Financial Group Inc.
2.38%, 07/28/21 (Call 06/28/21)	125	125,832
Commonwealth Bank of Australia/New York NY
2.55%, 03/15/21	250	257,927
Cooperatieve Rabobank UA
4.50%, 01/11/21	589	657,131
Cooperatieve Rabobank UA/NY
2.50%, 01/19/21	1,000	1,031,598
Credit Suisse AG/New York NY
3.00%, 10/29/21	750	767,149
Credit Suisse Group Funding Guernsey Ltd.
3.45%, 04/16/21[b]	500	507,570
Deutsche Bank AG
3.13%, 01/13/21	725	720,338
3.38%, 05/12/21	325	323,480
Discover Bank/Greenwood DE
3.20%, 08/09/21 (Call 07/09/21)	250	257,719
Fifth Third Bank/Cincinnati OH
2.25%, 06/14/21 (Call 05/14/21)	200	203,821
2.88%, 10/01/21 (Call 09/01/21)	400	418,390
Goldman Sachs Group Inc. (The)
2.63%, 04/25/21 (Call 03/25/21)	750	763,303
2.88%, 02/25/21 (Call 01/25/21)[a]	750	771,463
5.25%, 07/27/21	1,250	1,418,370
HSBC Holdings PLC
2.95%, 05/25/21	400	406,633
3.40%, 03/08/21[a]	1,100	1,141,257
5.10%, 04/05/21[a]	953	1,053,671
Huntington Bancshares Inc./OH
3.15%, 03/14/21 (Call 02/14/21)	400	415,770

Security	Principal (000s)	Value
JPMorgan Chase & Co.
2.40%, 06/07/21 (Call 05/07/21)[a]	$150	$152,569
2.55%, 03/01/21 (Call 02/01/21)	1,500	1,537,210
4.35%, 08/15/21	1,338	1,479,117
4.63%, 05/10/21	423	470,638
KeyCorp
5.10%, 03/24/21[a]	537	604,633
Lloyds Bank PLC
6.38%, 01/21/21	390	460,241
Lloyds Banking Group PLC
3.10%, 07/06/21	200	202,916
Mitsubishi UFJ Financial Group Inc.
2.95%, 03/01/21	1,100	1,146,461
Morgan Stanley
2.50%, 04/21/21	1,075	1,089,313
5.50%, 07/28/21	1,161	1,330,464
5.75%, 01/25/21	950	1,089,678
National Australia Bank Ltd./New York
1.88%, 07/12/21	250	249,926
2.63%, 01/14/21	500	516,244
Northern Trust Corp.
3.38%, 08/23/21	65	70,484
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)[c]	500	509,340
Regions Financial Corp.
3.20%, 02/08/21 (Call 01/08/21)[a]	450	463,512
Royal Bank of Canada
2.50%, 01/19/21	470	485,465
Royal Bank of Scotland PLC (The)
6.13%, 01/11/21	100	115,015
Santander UK Group Holdings PLC
3.13%, 01/08/21	640	650,455
Skandinaviska Enskilda Banken AB
2.63%, 03/15/21	750	778,630
State Street Corp.
4.38%, 03/07/21	361	403,020
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	400	400,313
2.93%, 03/09/21[a]	850	885,470
SunTrust Banks Inc.
2.90%, 03/03/21 (Call 02/03/21)	400	416,996
Svenska Handelsbanken AB
2.45%, 03/30/21	750	774,046

256

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
Toronto-Dominion Bank (The)
1.80%, 07/13/21	$250	$250,339
2.13%, 04/07/21	1,025	1,041,681
U.S. Bancorp.
2.35%, 01/29/21 (Call 12/29/20)	725	747,097
4.13%, 05/24/21 (Call 04/23/21)	264	292,314
Wells Fargo & Co.
2.10%, 07/26/21	250	251,521
2.50%, 03/04/21	1,365	1,400,158
3.00%, 01/22/21	564	590,216
4.60%, 04/01/21	1,082	1,209,219
Westpac Banking Corp.
2.10%, 05/13/21	400	405,266

		45,285,635
BEVERAGES — 2.77%
Anheuser-Busch InBev Finance Inc.
2.65%, 02/01/21 (Call 01/01/21)	2,950	3,057,144
Anheuser-Busch InBev Worldwide Inc.
4.38%, 02/15/21	106	117,448
Coca-Cola Co. (The)
3.30%, 09/01/21	498	541,171
Coca-Cola Enterprises Inc.
3.25%, 08/19/21 (Call 05/19/21)	200	211,097
Dr Pepper Snapple Group Inc.
3.20%, 11/15/21 (Call 08/15/21)	25	26,454
Molson Coors Brewing Co.
2.10%, 07/15/21 (Call 06/15/21)	250	253,586
PepsiCo Inc.
3.00%, 08/25/21	297	316,840

		4,523,740
BIOTECHNOLOGY — 1.56%
Amgen Inc.
3.88%, 11/15/21 (Call 08/15/21)	577	633,516
4.10%, 06/15/21 (Call 03/15/21)	701	772,819
Gilead Sciences Inc.
4.40%, 12/01/21 (Call 09/01/21)	613	689,102
4.50%, 04/01/21 (Call 01/01/21)	399	446,682

		2,542,119
BUILDING MATERIALS — 0.33%
Vulcan Materials Co.
7.50%, 06/15/21	450	541,125

		541,125

Security	Principal (000s)	Value
CHEMICALS — 1.95%
Dow Chemical Co. (The)
4.13%, 11/15/21 (Call 08/15/21)	$505	$554,130
Eastman Chemical Co.
4.50%, 01/15/21 (Call 10/15/20)	50	54,741
Ecolab Inc.
4.35%, 12/08/21	567	639,492
EI du Pont de Nemours & Co.
3.63%, 01/15/21	684	737,785
4.25%, 04/01/21	152	168,370
LyondellBasell Industries NV
6.00%, 11/15/21 (Call 08/17/21)	400	469,459
Monsanto Co.
2.75%, 07/15/21	225	232,049
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	150	159,328
Praxair Inc.
3.00%, 09/01/21	100	106,148
4.05%, 03/15/21	55	60,899

		3,182,401
COMMERCIAL SERVICES — 0.31%
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)	25	25,246
Total System Services Inc.
3.80%, 04/01/21 (Call 03/01/21)	350	371,435
Verisk Analytics Inc.
5.80%, 05/01/21	100	114,539

		511,220
COMPUTERS — 4.01%
Apple Inc.
2.25%, 02/23/21 (Call 01/23/21)	1,290	1,330,548
2.85%, 05/06/21	1,118	1,184,417
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
4.42%, 06/15/21 (Call 05/15/21)[b]	1,725	1,802,003
HP Inc.
4.30%, 06/01/21	263	282,172
4.38%, 09/15/21	513	553,550
4.65%, 12/09/21[a]	648	710,215
International Business Machines Corp.
2.25%, 02/19/21	350	361,483
2.90%, 11/01/21	200	212,197

257

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
NetApp Inc.
3.38%, 06/15/21 (Call 04/15/21)	$107	$109,784

		6,546,369
COSMETICS & PERSONAL CARE — 0.34%
Estee Lauder Companies Inc. (The)
1.70%, 05/10/21 (Call 04/10/21)	40	40,431
Procter & Gamble Co. (The)
1.85%, 02/02/21	500	511,742

		552,173
DISTRIBUTION & WHOLESALE — 0.03%
Arrow Electronics Inc.
5.13%, 03/01/21	50	54,447

		54,447
DIVERSIFIED FINANCIAL SERVICES — 2.65%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
4.50%, 05/15/21	500	531,875
5.00%, 10/01/21	250	271,875
Air Lease Corp.
3.38%, 06/01/21 (Call 05/01/21)	100	103,749
3.88%, 04/01/21 (Call 03/01/21)	350	370,229
American Express Credit Corp.
2.25%, 05/05/21 (Call 04/04/21)	650	662,139
BGC Partners Inc.
5.13%, 05/27/21[b]	100	101,000
HSBC Finance Corp.
6.68%, 01/15/21	1,267	1,438,298
Jefferies Group LLC
6.88%, 04/15/21	361	412,887
Synchrony Financial
3.75%, 08/15/21 (Call 06/15/21)	407	427,701

		4,319,753
ELECTRIC — 4.21%
Appalachian Power Co.
4.60%, 03/30/21 (Call 12/30/20)	100	110,126
CenterPoint Energy Houston Electric LLC
1.85%, 06/01/21 (Call 05/01/21)	200	200,895
Commonwealth Edison Co.
3.40%, 09/01/21 (Call 06/01/21)	150	161,777
Consolidated Edison Inc.
2.00%, 05/15/21 (Call 04/15/21)	200	201,334

Security	Principal (000s)	Value
Dominion Resources Inc./VA
4.45%, 03/15/21	$606	$666,968
DTE Electric Co.
3.90%, 06/01/21 (Call 03/01/21)	25	27,379
Duke Energy Carolinas LLC
3.90%, 06/15/21 (Call 03/15/21)	159	174,999
Duke Energy Corp.
3.55%, 09/15/21 (Call 06/15/21)	609	647,336
Duke Energy Progress LLC
3.00%, 09/15/21 (Call 06/15/21)	155	164,899
Emera U.S. Finance LP
2.70%, 06/15/21 (Call 05/15/21)[b]	150	152,834
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	100	108,527
Eversource Energy
2.50%, 03/15/21 (Call 02/15/21)	200	205,096
Exelon Corp.
2.45%, 04/15/21 (Call 03/15/21)	300	304,849
FirstEnergy Solutions Corp.
6.05%, 08/15/21	150	161,416
Georgia Power Co.
2.40%, 04/01/21 (Call 03/01/21)[a]	200	206,762
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	150	164,622
LG&E & KU Energy LLC
4.38%, 10/01/21 (Call 07/01/21)	200	220,351
NextEra Energy Capital Holdings Inc.
4.50%, 06/01/21 (Call 03/01/21)	50	55,100
Ohio Power Co.
Series M
5.38%, 10/01/21	193	223,162
Pacific Gas & Electric Co.
3.25%, 09/15/21 (Call 06/15/21)	200	213,652
PacifiCorp
3.85%, 06/15/21 (Call 03/15/21)	200	219,681
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)[a]	30	31,843
Progress Energy Inc.
4.40%, 01/15/21 (Call 10/15/20)	25	27,323
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	100	102,921
Public Service Electric & Gas Co.
1.90%, 03/15/21 (Call 02/15/21)	60	61,099

258

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
Puget Energy Inc.
6.00%, 09/01/21	$155	$178,891
San Diego Gas & Electric Co.
3.00%, 08/15/21	100	106,595
SCANA Corp.
4.75%, 05/15/21 (Call 02/15/21)	100	106,494
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	610	670,209
Southern Co. (The)
2.35%, 07/01/21 (Call 06/01/21)	720	735,511
Western Massachusetts Electric Co.
3.50%, 09/15/21 (Call 06/15/21)	50	53,223
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)	100	104,859
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	100	102,774

		6,873,507
ELECTRICAL COMPONENTS & EQUIPMENT — 0.10%
Emerson Electric Co.
2.63%, 12/01/21 (Call 11/01/21)	164	170,905

		170,905
ELECTRONICS — 0.59%
Amphenol Corp.
3.13%, 09/15/21 (Call 08/15/21)	150	155,992
FLIR Systems Inc.
3.13%, 06/15/21 (Call 05/15/21)	100	103,347
Fortive Corp.
2.35%, 06/15/21 (Call 05/15/21)[b]	190	194,060
Honeywell International Inc.
4.25%, 03/01/21	284	317,780
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	115	128,352
Thomas & Betts Corp.
5.63%, 11/15/21	50	58,283

		957,814
ENGINEERING & CONSTRUCTION — 0.16%
Fluor Corp.
3.38%, 09/15/21	253	268,822

		268,822
ENVIRONMENTAL CONTROL — 0.15%
Republic Services Inc.
5.25%, 11/15/21	159	183,674

Security	Principal (000s)	Value
Waste Management Inc.
4.60%, 03/01/21 (Call 12/01/20)	$50	$55,853

		239,527
FOOD — 1.50%
Campbell Soup Co.
4.25%, 04/15/21	5	5,519
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	313	332,307
JM Smucker Co. (The)
3.50%, 10/15/21	261	281,180
Kroger Co. (The)
2.60%, 02/01/21 (Call 01/01/21)	100	103,896
2.95%, 11/01/21 (Call 10/01/21)	313	330,186
3.30%, 01/15/21 (Call 12/15/20)	357	381,264
Sysco Corp.
2.50%, 07/15/21 (Call 06/15/21)	450	461,427
Unilever Capital Corp.
1.38%, 07/28/21	100	99,970
4.25%, 02/10/21	400	448,858

		2,444,607
FOREST PRODUCTS & PAPER — 0.31%
Celulosa Arauco y Constitucion SA
5.00%, 01/21/21	150	162,563
International Paper Co.
7.50%, 08/15/21	55	67,998
Plum Creek Timberlands LP
4.70%, 03/15/21 (Call 12/15/20)	250	273,937

		504,498
GAS — 0.16%
National Fuel Gas Co.
4.90%, 12/01/21 (Call 09/01/21)	156	162,902
Southern Co. Gas Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	100	105,827

		268,729
HAND & MACHINE TOOLS — 0.04%
Stanley Black & Decker Inc.
3.40%, 12/01/21 (Call 09/01/21)	60	63,590

		63,590
HEALTH CARE — PRODUCTS — 1.71%
Becton Dickinson and Co.
3.13%, 11/08/21	397	415,548

259

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
CR Bard Inc.
4.40%, 01/15/21 (Call 10/15/20)	$250	$275,351
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	275	304,244
Medtronic Inc.
4.13%, 03/15/21 (Call 12/15/20)	205	226,034
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)	565	584,446
Thermo Fisher Scientific Inc.
3.60%, 08/15/21 (Call 05/15/21)	571	604,988
4.50%, 03/01/21	292	322,046
Zimmer Biomet Holdings Inc.
3.38%, 11/30/21 (Call 08/30/21)	50	52,487

		2,785,144
HEALTH CARE — SERVICES — 1.59%
Aetna Inc.
2.40%, 06/15/21 (Call 05/15/21)	450	457,534
4.13%, 06/01/21 (Call 03/01/21)	105	114,816
Anthem Inc.
3.70%, 08/15/21 (Call 05/15/21)[a]	161	172,443
Cigna Corp.
4.50%, 03/15/21 (Call 12/15/20)	175	192,989
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	363	416,627
Quest Diagnostics Inc.
4.70%, 04/01/21	159	176,301
UnitedHealth Group Inc.
2.13%, 03/15/21	600	611,788
2.88%, 12/15/21	265	278,393
3.38%, 11/15/21 (Call 08/15/21)	159	171,560

		2,592,451
HOUSEHOLD PRODUCTS & WARES — 0.27%
Kimberly-Clark Corp.
3.88%, 03/01/21	50	55,284
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)[a]	357	383,074

		438,358
HOUSEWARES — 0.40%
Newell Brands Inc.
3.15%, 04/01/21 (Call 03/01/21)	625	654,053

		654,053

Security	Principal (000s)	Value
INSURANCE — 2.35%
American International Group Inc.
3.30%, 03/01/21 (Call 02/01/21)	$900	$944,908
Aon PLC
2.80%, 03/15/21 (Call 02/15/21)	100	102,224
Berkshire Hathaway Finance Corp.
4.25%, 01/15/21	213	237,362
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)[a]	600	621,272
3.75%, 08/15/21	163	178,812
CNA Financial Corp.
5.75%, 08/15/21	50	57,824
Lincoln National Corp.
4.85%, 06/24/21	150	166,287
Marsh & McLennan Companies Inc.
4.80%, 07/15/21 (Call 04/15/21)	162	179,730
MetLife Inc.
4.75%, 02/08/21[a]	400	450,418
Progressive Corp. (The)
3.75%, 08/23/21	57	62,408
Prudential Financial Inc.
4.50%, 11/16/21	175	196,568
Reinsurance Group of America Inc.
5.00%, 06/01/21	100	110,204
Trinity Acquisition PLC
3.50%, 09/15/21 (Call 08/15/21)	250	261,389
Unum Group
3.00%, 05/15/21 (Call 04/15/21)	150	153,972
Willis Towers Watson PLC
5.75%, 03/15/21	28	31,711
XLIT Ltd.
5.75%, 10/01/21	75	86,033

		3,841,122
INTERNET — 1.49%
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (Call 09/28/21)	800	828,996
Alphabet Inc.
3.63%, 05/19/21	378	419,112
Amazon.com Inc.
3.30%, 12/05/21 (Call 10/05/21)	755	814,584
eBay Inc.
2.88%, 08/01/21 (Call 06/01/21)	169	174,589

260

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
JD.com Inc.
3.13%, 04/29/21	$200	$198,432

		2,435,713
IRON & STEEL — 0.32%
Vale Overseas Ltd.
5.88%, 06/10/21	500	519,375

		519,375
LODGING — 0.21%
Hyatt Hotels Corp.
5.38%, 08/15/21 (Call 05/15/21)[a]	125	141,543
Marriott International Inc./MD
2.88%, 03/01/21 (Call 02/01/21)	175	180,177
Wyndham Worldwide Corp.
5.63%, 03/01/21	25	27,755

		349,475
MACHINERY — 1.12%
AGCO Corp.
5.88%, 12/01/21 (Call 09/01/21)	75	80,585
Caterpillar Inc.
3.90%, 05/27/21	724	801,639
John Deere Capital Corp.
2.55%, 01/08/21	310	322,410
2.80%, 03/04/21	156	164,033
3.15%, 10/15/21	206	220,486
3.90%, 07/12/21	108	119,600
Xylem Inc./NY
4.88%, 10/01/21	105	114,610

		1,823,363
MANUFACTURING — 1.58%
Danaher Corp.
3.90%, 06/23/21 (Call 08/15/16)	105	117,705
Dover Corp.
4.30%, 03/01/21 (Call 12/01/20)	100	109,454
General Electric Co.
4.63%, 01/07/21	305	345,994
4.65%, 10/17/21	535	613,917
5.30%, 02/11/21	975	1,128,201
Textron Inc.
5.95%, 09/21/21 (Call 06/21/21)	225	260,726

		2,575,997

Security	Principal (000s)	Value
MEDIA — 2.93%
21st Century Fox America Inc.
4.50%, 02/15/21	$387	$432,321
CBS Corp.
4.30%, 02/15/21 (Call 11/15/20)	55	60,386
Discovery Communications LLC
4.38%, 06/15/21	180	194,261
NBCUniversal Media LLC
4.38%, 04/01/21	893	1,004,793
Thomson Reuters Corp.
3.95%, 09/30/21 (Call 06/30/21)	50	53,737
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	417	445,684
4.13%, 02/15/21 (Call 11/15/20)	200	213,891
Time Warner Inc.
4.70%, 01/15/21	400	448,880
4.75%, 03/29/21	450	508,415
Viacom Inc.
3.88%, 12/15/21	390	415,151
Walt Disney Co. (The)
2.30%, 02/12/21	445	463,493
2.75%, 08/16/21	300	318,425
3.75%, 06/01/21	200	221,087

		4,780,524
MINING — 1.02%
Barrick North America Finance LLC
4.40%, 05/30/21	450	491,209
BHP Billiton Finance USA Ltd.
3.25%, 11/21/21	575	611,560
Goldcorp Inc.
3.63%, 06/09/21 (Call 04/09/21)	207	215,091
Rio Tinto Finance USA Ltd.
4.13%, 05/20/21	317	349,510

		1,667,370
OFFICE & BUSINESS EQUIPMENT — 0.26%
Xerox Corp.
4.50%, 05/15/21[a]	419	432,986

		432,986
OIL & GAS — 5.76%
Anadarko Petroleum Corp.
4.85%, 03/15/21 (Call 02/15/21)[a]	600	632,910

261

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
Apache Corp.
3.63%, 02/01/21 (Call 11/01/20)	$207	$214,638
BP Capital Markets PLC
3.56%, 11/01/21	595	640,097
4.74%, 03/11/21	594	667,310
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (Call 08/15/21)	332	333,527
Chevron Corp.
2.10%, 05/16/21 (Call 04/15/21)	300	305,660
ConocoPhillips Co.
2.88%, 11/15/21 (Call 09/15/21)	332	335,853
4.20%, 03/15/21 (Call 02/15/21)	675	718,531
Devon Energy Corp.
4.00%, 07/15/21 (Call 04/15/21)	180	183,204
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)	400	389,139
EOG Resources Inc.
4.10%, 02/01/21	236	253,735
EQT Corp.
4.88%, 11/15/21	234	251,374
Exxon Mobil Corp.
2.22%, 03/01/21 (Call 02/01/21)	1,025	1,057,937
Marathon Petroleum Corp.
5.13%, 03/01/21	434	479,447
Nabors Industries Inc.
4.63%, 09/15/21	232	205,320
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	421	448,491
5.63%, 05/01/21 (Call 05/01/17)	307	320,047
Occidental Petroleum Corp.
Series 1
4.10%, 02/01/21 (Call 11/01/20)	525	574,627
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	200	205,460
Shell International Finance BV
1.88%, 05/10/21	100	100,427
Total Capital International SA
2.75%, 06/19/21	783	818,319
Total Capital SA
4.13%, 01/28/21[a]	162	178,320
4.25%, 12/15/21[a]	78	87,186

		9,401,559

Security	Principal (000s)	Value
OIL & GAS SERVICES — 0.36%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	$313	$327,430
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)[a]	257	267,543

		594,973
PACKAGING & CONTAINERS — 0.08%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)[a]	125	135,484

		135,484
PHARMACEUTICALS — 3.57%
AbbVie Inc.
2.30%, 05/14/21 (Call 04/14/21)[a]	654	665,675
AmerisourceBergen Corp.
3.50%, 11/15/21 (Call 08/15/21)	111	118,771
DENTSPLY International Inc.
4.13%, 08/15/21 (Call 05/15/21)	50	52,650
Express Scripts Holding Co.
3.30%, 02/25/21 (Call 01/25/21)	125	131,489
4.75%, 11/15/21	394	444,286
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	275	279,421
2.45%, 12/05/21	70	73,656
3.55%, 05/15/21	100	110,015
McKesson Corp.
4.75%, 03/01/21 (Call 12/01/20)	175	194,643
Merck & Co. Inc.
3.88%, 01/15/21 (Call 10/15/20)	475	522,219
Mylan NV
3.15%, 06/15/21 (Call 05/15/21)[b]	500	514,778
Owens & Minor Inc.
3.88%, 09/15/21	225	233,939
Perrigo Finance Unlimited Co.
3.50%, 03/15/21 (Call 02/15/21)[a]	200	206,953
3.50%, 12/15/21 (Call 10/15/21)	200	206,922
Pfizer Inc.
1.95%, 06/03/21[a]	125	126,846
Sanofi
4.00%, 03/29/21	725	798,340
Teva Pharmaceutical Finance Co. BV
Series 2
3.65%, 11/10/21	400	428,085

262

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	$100	$107,021
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21	605	609,519

		5,825,228
PIPELINES — 2.00%
ANR Pipeline Co.
9.63%, 11/01/21	100	132,919
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	200	214,380
Copano Energy LLC/Copano Energy Finance Corp.
7.13%, 04/01/21 (Call 08/29/16)	50	51,750
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	200	204,143
Energy Transfer Partners LP
4.65%, 06/01/21 (Call 03/01/21)[a]	436	454,356
Enterprise Products Operating LLC
2.85%, 04/15/21 (Call 03/15/21)	250	257,311
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (Call 01/01/21)	658	662,532
5.00%, 10/01/21 (Call 07/01/21)	55	58,617
5.80%, 03/01/21	100	109,299
Magellan Midstream Partners LP
4.25%, 02/01/21	150	160,241
Plains All American Pipeline LP/PAA Finance Corp.
5.00%, 02/01/21 (Call 11/01/20)[a]	225	238,403
Regency Energy Partners LP/Regency Energy Finance Corp.
6.50%, 07/15/21 (Call 08/09/16)	80	82,200
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	50	53,376
Spectra Energy Partners LP
4.60%, 06/15/21 (Call 03/15/21)	50	54,145
Sunoco Logistics Partners Operations LP
4.40%, 04/01/21 (Call 03/01/21)	150	157,380
Western Gas Partners LP
5.38%, 06/01/21 (Call 03/01/21)	207	220,764
Williams Partners LP
4.00%, 11/15/21 (Call 08/15/21)	150	150,870

		3,262,686

Security	Principal (000s)	Value
REAL ESTATE INVESTMENT TRUSTS — 3.71%
American Tower Corp.
3.30%, 02/15/21 (Call 01/15/21)	$800	$840,938
3.45%, 09/15/21	11	11,618
5.90%, 11/01/21	80	93,812
AvalonBay Communities Inc.
3.95%, 01/15/21 (Call 10/15/20)	150	161,234
Boston Properties LP
4.13%, 05/15/21 (Call 02/15/21)	234	255,460
Camden Property Trust
4.63%, 06/15/21 (Call 03/15/21)	175	192,494
Corporate Office Properties LP
3.70%, 06/15/21 (Call 04/15/21)[a]	25	25,728
Crown Castle International Corp.
3.40%, 02/15/21 (Call 01/15/21)[a]	375	394,471
Digital Realty Trust LP
5.25%, 03/15/21 (Call 12/15/20)	100	110,968
Duke Realty LP
3.88%, 02/15/21 (Call 12/15/20)	25	26,361
ERP Operating LP
4.63%, 12/15/21 (Call 09/15/21)	263	297,121
Essex Portfolio LP
5.20%, 03/15/21 (Call 12/15/20)	100	111,200
HCP Inc.
5.38%, 02/01/21 (Call 11/03/20)	655	736,762
Healthcare Realty Trust Inc.
5.75%, 01/15/21	50	55,625
Healthcare Trust of America Holdings LP
3.38%, 07/15/21 (Call 05/15/21)	100	102,647
Highwoods Realty LP
3.20%, 06/15/21 (Call 04/15/21)	25	25,293
Hospitality Properties Trust
4.25%, 02/15/21 (Call 11/15/20)[a]	150	156,078
Host Hotels & Resorts LP
6.00%, 10/01/21 (Call 07/01/21)	150	170,200
Kimco Realty Corp.
3.20%, 05/01/21 (Call 03/01/21)	207	214,774
Prologis LP
3.35%, 02/01/21 (Call 11/01/20)[a]	236	249,901
Realty Income Corp.
5.75%, 01/15/21 (Call 10/15/20)[a]	25	28,406
Simon Property Group LP
2.50%, 07/15/21 (Call 04/15/21)[a]	325	336,545

263

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
4.13%, 12/01/21 (Call 09/01/21)	$7	$7,783
4.38%, 03/01/21 (Call 12/01/20)	870	964,866
Ventas Realty LP/Ventas Capital Corp.
4.75%, 06/01/21 (Call 03/01/21)	261	290,696
Welltower Inc.
4.95%, 01/15/21 (Call 10/15/20)	175	192,524

		6,053,505
RETAIL — 3.38%
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	100	102,951
AutoZone Inc.
2.50%, 04/15/21 (Call 03/15/21)	50	50,807
Best Buy Co. Inc.
5.50%, 03/15/21 (Call 12/15/20)	200	219,000
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	315	321,065
4.13%, 05/15/21 (Call 02/15/21)	286	316,025
Home Depot Inc. (The)
2.00%, 04/01/21 (Call 03/01/21)	485	498,498
4.40%, 04/01/21 (Call 01/01/21)	430	484,449
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[a]	259	274,260
Lowe’s Companies Inc.
3.75%, 04/15/21 (Call 01/15/21)	55	60,486
3.80%, 11/15/21 (Call 08/15/21)	405	447,324
Macy’s Retail Holdings Inc.
3.45%, 01/15/21 (Call 12/15/20)[a]	150	156,303
McDonald’s Corp.
3.63%, 05/20/21	250	270,883
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)[a]	253	271,425
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)	225	231,822
TJX Companies Inc. (The)
2.75%, 06/15/21 (Call 04/15/21)	359	377,122
Wal-Mart Stores Inc.
4.25%, 04/15/21	413	467,598
Walgreens Boots Alliance Inc.
2.60%, 06/01/21 (Call 05/01/21)	335	343,125
3.30%, 11/18/21 (Call 09/18/21)	588	622,700

		5,515,843

Security	Principal (000s)	Value
SEMICONDUCTORS — 1.21%
Applied Materials Inc.
4.30%, 06/15/21	$282	$313,609
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	70	70,759
3.30%, 10/01/21	742	806,177
KLA-Tencor Corp.
4.13%, 11/01/21 (Call 09/01/21)	161	173,166
Lam Research Corp.
2.80%, 06/15/21 (Call 05/15/21)	265	272,416
Texas Instruments Inc.
2.75%, 03/12/21 (Call 02/12/21)	100	105,001
Xilinx Inc.
3.00%, 03/15/21	220	232,346

		1,973,474
SOFTWARE — 1.50%
Electronic Arts Inc.
3.70%, 03/01/21 (Call 02/01/21)	375	396,807
Fiserv Inc.
4.75%, 06/15/21	100	110,833
Microsoft Corp.
4.00%, 02/08/21	105	116,617
Oracle Corp.
1.90%, 09/15/21 (Call 08/01/21)	850	853,170
2.80%, 07/08/21[a]	925	972,471

		2,449,898
TELECOMMUNICATIONS — 4.98%
AT&T Inc.
2.80%, 02/17/21 (Call 01/17/21)	800	826,799
3.88%, 08/15/21	500	543,940
4.45%, 05/15/21	370	409,030
4.60%, 02/15/21 (Call 11/15/20)	300	331,506
5.00%, 03/01/21	494	554,414
Cisco Systems Inc.
2.20%, 02/28/21	1,065	1,098,258
2.90%, 03/04/21	86	91,317
Juniper Networks Inc.
4.60%, 03/15/21	125	134,513
Motorola Solutions Inc.
3.50%, 09/01/21[a]	125	127,739
Orange SA
4.13%, 09/14/21	413	454,837

264

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
Qwest Corp.
6.75%, 12/01/21	$361	$396,197
Telefonica Emisiones SAU
5.46%, 02/16/21	522	598,096
Verizon Communications Inc.
3.00%, 11/01/21 (Call 09/01/21)	675	712,453
3.45%, 03/15/21	225	241,897
3.50%, 11/01/21	650	701,678
4.60%, 04/01/21	600	675,973
Vodafone Group PLC
4.38%, 03/16/21	205	225,628

		8,124,275
TOYS, GAMES & HOBBIES — 0.02%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	25	25,836

		25,836
TRANSPORTATION — 1.13%
Burlington Northern Santa Fe LLC
3.45%, 09/15/21 (Call 06/15/21)	350	379,187
4.10%, 06/01/21 (Call 03/01/21)	100	110,860
Canadian National Railway Co.
2.85%, 12/15/21 (Call 09/15/21)	200	212,439
CSX Corp.
4.25%, 06/01/21 (Call 03/01/21)	125	137,655
Norfolk Southern Corp.
3.25%, 12/01/21 (Call 09/01/21)	159	168,315
Ryder System Inc.
3.45%, 11/15/21 (Call 10/15/21)[a]	100	103,705
Union Pacific Corp.
4.00%, 02/01/21 (Call 11/01/20)	200	220,072
United Parcel Service Inc.
3.13%, 01/15/21[a]	486	520,538

		1,852,771
TRUCKING & LEASING — 0.15%
GATX Corp.
4.85%, 06/01/21[a]	225	245,376

		245,376

TOTAL CORPORATE BONDS & NOTES (Cost: $157,592,671)		161,335,714

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 7.81%

MONEY MARKET FUNDS — 7.81%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[d,e,f]	10,059	$10,058,937
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[d,e,f]	2,167	2,166,853
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]	523	522,786

		12,748,576

TOTAL SHORT-TERM INVESTMENTS (Cost: $12,748,576)		12,748,576

TOTAL INVESTMENTS IN SECURITIES — 106.63% (Cost: $170,341,247)[g]		174,084,290
Other Assets, Less Liabilities — (6.63)%		(10,827,001)

NET ASSETS — 100.00%		$163,257,289

[a]	All or a portion of this security represents a security on loan.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $170,341,247. Net unrealized appreciation was $3,743,043, of which $3,753,727 represented gross unrealized appreciation on securities and $10,684 represented gross unrealized depreciation on securities.

265

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

July 31, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended July 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
2.15%, 04/29/21	$—	$500	$—	$500	$509,340	$2,474	$—

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$161,335,714	$—	$161,335,714
Money market funds	12,748,576	—	—	12,748,576

Total	$12,748,576	$161,335,714	$—	$174,084,290

266

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

July 31, 2016

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.88%

ALABAMA — 1.29%
Alabama Federal Aid Highway Finance Authority GO
5.00%, 09/01/21		$35	$41,705
Alabama Public School & College Authority RB
Series B
5.00%, 01/01/21		105	123,572
5.00%, 05/01/21		90	106,694
City of Huntsville AL GO Series A
5.00%, 08/01/21		60	71,851
State of Alabama GO
5.00%, 08/01/21		80	96,105
University of Alabama (The) RB Series A
5.00%, 07/01/21		125	149,155

			589,082
ALASKA — 0.72%
Alaska Municipal Bond Bank Authority RB Series 3
5.00%, 07/01/21		65	77,113
Borough of North Slope AK GO Series B
5.00%, 10/30/21		50	59,466
City of Anchorage AK Electric Revenue RB Series A
4.00%, 12/01/21		35	40,056
City of Valdez AK RB
Series B
5.00%, 01/01/21		20	22,938
Series C
5.00%, 01/01/21		20	22,938
Municipality of Anchorage AK GO Series B
5.00%, 09/01/21	(NPFGC)	25	29,825
State of Alaska GO
4.00%, 08/01/21		50	57,095
University of Alaska RB Series S
4.00%, 10/01/21		20	22,854

			332,285

Security		Principal (000s)	Value
ARIZONA — 1.61%
Arizona Board of Regents COP
Series B
5.00%, 06/01/21		$50	$59,086
Series C
5.00%, 06/01/21		80	94,538
Arizona School Facilities Board COP
5.00%, 09/01/21		60	71,318
Arizona Water Infrastructure Finance Authority RB
5.00%, 10/01/21		95	114,372
City of Phoenix AZ GO
4.00%, 07/01/21		30	34,405
Series C
4.00%, 07/01/21		25	28,671
City of Phoenix Civic Improvement Corp. RB
4.00%, 07/01/21		40	45,812
5.00%, 07/01/21		75	89,572
City of Scottsdale AZ GOL
5.00%, 07/01/21		25	29,978
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/21		40	47,730
Series B
5.00%, 07/01/21		30	35,797
Salt River Project Agricultural Improvement and Power District RB Series A
5.00%, 12/01/21		70	84,575

			735,854
ARKANSAS — 0.76%
State of Arkansas GO
5.00%, 06/15/21		130	155,615
5.00%, 10/01/21		75	90,505
University of Arkansas RB
5.00%, 09/15/21		75	89,589
5.00%, 11/01/21		10	11,982

			347,691
CALIFORNIA — 8.21%
Alameda Unified School District-Alameda County/CA GO Series A
0.00%, 08/01/21	(AGM)	25	23,443
California Health Facilities Financing Authority RB
5.00%, 08/15/21		25	29,979

267

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

July 31, 2016

Security		Principal (000s)	Value
California Infrastructure & Economic Development Bank RB Series A-1
5.00%, 10/01/21		$20	$24,236
California State Public Works Board RB
5.00%, 06/01/21		100	119,152
Series C
5.00%, 10/01/21		100	120,195
Series D
5.00%, 12/01/21		150	181,041
Series G
5.00%, 05/01/21		75	89,155
5.00%, 11/01/21		90	108,400
Series I
5.00%, 11/01/21		15	18,067
California State University RB Series A
4.00%, 11/01/21		35	40,550
California Statewide Communities Development Authority RB
5.00%, 05/15/21		50	58,681
City & County of San Francisco CA GO Series A
5.00%, 06/15/21		25	30,038
City of Los Angeles CA GO Series B
5.00%, 09/01/21		30	36,176
City of Los Angeles Department of Airports RB
Series B
5.00%, 05/15/21		50	59,917
Series C
5.00%, 05/15/21		20	23,803
City of Santa Rosa CA Wastewater Revenue RB Series B
0.00%, 09/01/21	(AMBAC)	100	92,535
County of Los Angeles CA COP
5.00%, 09/01/21		45	53,825

Security		Principal (000s)	Value
El Camino Community College District GO Series C
0.00%, 08/01/21		$35	$32,821
Escondido Union High School District GO
0.00%, 08/01/21	(AGC)	75	69,510
Folsom Cordova Unified School District School Facilities Improvement Dist No. 2 GO Series A
0.00%, 10/01/21	(NPFGC)	60	55,047
Garden Grove Unified School District GO Series A
0.00%, 08/01/21		35	32,606
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/21		35	42,043
Los Angeles County Public Works Financing Authority RB
5.00%, 08/01/21		80	95,750
Los Angeles Department of Water & Power RB
Series A
5.00%, 07/01/21		40	48,028
Series B
5.00%, 07/01/21		15	18,011
Los Angeles Unified School District/CA GO
Series A
5.00%, 07/01/21		30	35,973
Series A-2
5.00%, 07/01/21		35	41,969
Series C
5.00%, 07/01/21		35	41,969
Moreno Valley Unified School District/CA GO
0.00%, 08/01/21		50	45,977
Municipal Improvement Corp. of Los Angeles RB Series B
5.00%, 11/01/21		100	120,312

268

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

July 31, 2016

Security		Principal (000s)	Value
North Orange County Community College District/CA GO Series B
0.00%, 08/01/21	(NPFGC)	$75	$69,871
Palo Alto Unified School District GO
0.00%, 08/01/21		20	18,703
Regents of the University of California Medical Center Pooled Revenue RB Series J
5.00%, 05/15/21		60	71,473
San Diego Community College District GO
0.00%, 08/01/21		100	93,161
San Diego Regional Building Authority RB Series A
5.00%, 10/15/21		25	30,180
San Diego Unified School District/CA GO Series R-3
4.00%, 07/01/21		40	46,082
Santa Ana Unified School District GO Series A
0.00%, 08/01/21		100	93,161
Santa Monica Community College District GO Series A
0.00%, 08/01/21	(FGIC)	25	23,318
South Orange County Public Financing Authority ST Series A
5.00%, 08/15/21		50	58,525
Southern California Public Power Authority RB Series A
5.00%, 07/01/21		25	30,004
State of California Department of Water Resources Power Supply Revenue RB Series O
5.00%, 05/01/21		300	358,626

Security		Principal (000s)	Value
State of California GO
4.00%, 10/01/21		$65	$74,981
5.00%, 02/01/21		60	70,930
5.00%, 09/01/21		240	288,343
5.00%, 10/01/21		20	24,078
5.00%, 11/01/21		130	156,825
5.00%, 12/01/21		265	320,324
Series B
5.00%, 09/01/21		65	78,093
University of California RB
Series AB
5.00%, 05/15/21		20	23,939
Series AO
5.00%, 05/15/21		35	41,893

			3,761,719
COLORADO — 1.08%
Board of Governors of Colorado State University System RB Series B
5.00%, 03/01/21		20	23,656
City & County of Denver CO Airport System Revenue RB Series B
5.00%, 11/15/21		95	113,601
City & County of Denver CO COP Series 2010B
4.00%, 12/01/21		20	22,936
City of Colorado Springs CO Utilities System Revenue RB Series A
5.00%, 11/15/21		50	60,331
Denver City & County School District No. 1 GO
Series A
5.25%, 12/01/21	(NPFGC SAW)	50	61,117
Series B
4.00%, 12/01/21		100	115,745
Series C
5.00%, 12/01/21	(SAW)	15	18,140
E-470 Public Highway Authority RB Series B
0.00%, 09/01/21	(NPFGC)	35	32,089
University of Colorado RB Series A
5.00%, 06/01/21		40	47,846

			495,461

269

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

July 31, 2016

Security	Principal (000s)	Value
CONNECTICUT — 1.63%
State of Connecticut GO
Series A
5.00%, 10/15/21	$60	$71,125
Series B
5.00%, 05/15/21	65	76,218
Series C
5.00%, 07/15/21	100	117,761
Series E
4.00%, 09/15/21	40	45,335
State of Connecticut Special Tax Revenue RB
Series A
5.00%, 08/01/21	20	23,807
5.00%, 09/01/21	50	59,660
5.00%, 10/01/21	140	167,454
Series B
5.00%, 08/01/21	15	17,855
University of Connecticut RB Series A
5.00%, 08/15/21	140	166,078

		745,293
DELAWARE — 0.59%
County of New Castle DE GO Series A
5.00%, 07/15/21	15	18,030
Delaware Transportation Authority RB
5.00%, 06/01/21	55	65,099
5.00%, 07/01/21	120	143,380
State of Delaware GO Series B
5.00%, 07/01/21	35	42,025

		268,534
DISTRICT OF COLUMBIA — 1.64%
District of Columbia GO
Series A
5.00%, 06/01/21	180	214,645
5.00%, 12/01/21	20	24,210
District of Columbia RB
5.00%, 07/15/21	25	29,744
Series A
5.00%, 12/01/21	75	90,789
Series C
4.00%, 12/01/21	75	86,767
Series F
5.00%, 12/01/21	15	18,158

Security	Principal (000s)	Value
District of Columbia Water & Sewer Authority RB
Series A
4.00%, 10/01/21	$25	$28,730
Series C
5.00%, 10/01/21	100	120,168
Metropolitan Washington Airports Authority RB Series F-1
5.00%, 10/01/21	115	137,519

		750,730
FLORIDA — 9.76%
Board of Governors State University System of Florida RB Series A
5.00%, 07/01/21	60	71,340
Broward Country FL Water & Sewer Utility Revenue RB
5.00%, 10/01/21	50	60,056
City of Gainesville FL Utilities System Revenue RB Series A
5.00%, 10/01/21	50	60,056
City of Jacksonville FL RB
5.00%, 10/01/21	195	232,697
Series B
5.00%, 10/01/21	165	197,338
Series C
5.00%, 10/01/21	45	53,812
City of Miami Beach FL RB
5.00%, 09/01/21	35	41,692
City of Orlando FL RB Series A
5.00%, 11/01/21	90	107,839
City of Tallahassee GO
5.00%, 10/01/21	40	48,000
City of Tampa FL Water & Wastewater System Revenue RB
5.00%, 10/01/21	75	90,252
County of Broward FL Airport System Revenue RB Series Q-1
5.00%, 10/01/21	50	59,541
County of Hillsborough FL RB Series A
5.00%, 11/01/21	30	35,861

270

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

July 31, 2016

Security	Principal (000s)	Value
County of Lee FL Transportation Facilities Revenue RB
5.00%, 10/01/21	(AGM)	$40	$47,677
County of Miami-Dade FL Aviation Revenue RB Series B
4.00%, 10/01/21	30	34,079
County of Miami-Dade FL Transit System RB
5.00%, 07/01/21	110	130,441
County of Miami-Dade FL Water & Sewer System Revenue RB Series A
5.00%, 10/01/21	(AGM)	40	47,900
County of Orange FL Tourist Development Tax Revenue RB
5.00%, 10/01/21	125	149,199
County of Palm Beach FL RB
4.00%, 06/01/21	60	68,685
Florida Department of Environmental Protection RB
5.00%, 07/01/21	50	59,423
Series A
5.00%, 07/01/21	75	89,135
Series B
5.00%, 07/01/21	35	41,596
Florida Department of Management Services COP Series A
5.00%, 08/01/21	100	119,302
Florida Municipal Power Agency RB
5.00%, 10/01/21	20	23,761
Series A
5.00%, 10/01/21	95	113,190
Florida State University Housing Facility Revenue RB Series A
5.00%, 05/01/21	75	89,065
Florida’s Turnpike Enterprise RB Series A
5.00%, 07/01/21	25	29,871

Security	Principal (000s)	Value
Florida’s Turnpike RB Series A
5.00%, 07/01/21	$165	$197,147
Hillsborough County School Board COP
5.00%, 07/01/21	80	95,078
Hillsborough County School Board RB
5.00%, 10/01/21	(AGM)	50	59,347
Jacksonville Transportation Authority RB
5.00%, 08/01/21	95	113,542
JEA Electric System Revenue RB
Series A
5.00%, 10/01/21	100	119,526
Series B
5.00%, 10/01/21	25	29,882
JEA Water & Sewer System Revenue RB Series A
5.00%, 10/01/21	25	30,084
Lee County School Board COP
5.00%, 08/01/21	65	77,202
Series B
5.00%, 08/01/21	50	59,386
Miami-Dade County Expressway Authority RB Series B
5.00%, 07/01/21	130	153,747
Orange County School Board COP Series A
5.00%, 08/01/21	60	71,425
Orlando Utilities Commission RB
Series C
4.00%, 10/01/21	50	57,597
5.25%, 10/01/21	80	97,186
Palm Beach County School District COP
Series B
5.00%, 08/01/21	50	59,119
Series D
5.00%, 08/01/21	65	76,854

271

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

July 31, 2016

Security	Principal (000s)	Value
Pasco County School Board COP
5.00%, 08/01/21	$75	$88,678
School Board of Miami-Dade County (The) COP
5.00%, 11/01/21	65	77,468
Series A
5.00%, 05/01/21	50	58,892
School Board of Miami-Dade County (The) GO
5.00%, 03/15/21	40	46,948
School District of Broward County/FL COP
5.00%, 07/01/21	70	82,823
School District of Broward County/FL GO Series B
5.00%, 07/01/21	20	23,685
South Broward Hospital District RB
5.00%, 05/01/21	50	59,129
St. Johns County School Board COP
5.00%, 07/01/21	75	88,700
State of Florida GO
5.00%, 07/01/21	30	35,844
Series A
5.00%, 06/01/21	80	95,398
5.00%, 07/01/21	50	59,741
Series B
5.00%, 06/01/21	50	59,623
Series C
5.00%, 06/01/21	85	101,360
State of Florida Lottery Revenue RB Series A
5.00%, 07/01/21	115	137,223
Tampa Bay Water RB
5.00%, 10/01/21	45	54,050

		4,468,492

Security		Principal (000s)	Value
GEORGIA — 1.85%
City of Atlanta Department of Aviation Revenue RB
5.25%, 01/01/21		$25	$29,549
Series A
4.00%, 01/01/21		75	84,674
Series B
5.00%, 01/01/21		45	52,767
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/21		45	54,132
Series B
5.00%, 11/01/21		15	18,044
Gwinnett County Development Authority COP
5.25%, 01/01/21	(NPFGC)	25	29,537
Municipal Electric Authority of Georgia RB
Series A
4.00%, 01/01/21		10	11,271
5.00%, 11/01/21		50	59,938
5.25%, 01/01/21		60	70,975
Series B
5.00%, 01/01/21		100	117,214
State of Georgia GO
Series A
5.00%, 07/01/21		70	84,012
Series E-2
5.00%, 09/01/21		15	18,085
Series I
5.00%, 11/01/21		20	24,222
Washington Wilkes Payroll Development Authority RB
0.00%, 12/01/21	(ETM)	205	191,618

			846,038
HAWAII — 1.56%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/21		25	29,778

272

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

July 31, 2016

Security		Principal (000s)	Value
City & County of Honolulu HI GO Series C
5.00%, 10/01/21		$60	$72,202
Honolulu City & County Board of Water Supply RB Series A
5.00%, 07/01/21		70	83,527
State of Hawaii GO
Series DZ
5.00%, 12/01/21		40	48,374
Series EA
4.00%, 12/01/21		30	34,690
Series EE
5.00%, 11/01/21		20	24,127
Series EF
5.00%, 11/01/21		250	301,590
Series FB
5.00%, 04/01/21		100	118,718

			713,006
ILLINOIS — 2.34%
Chicago Midway International Airport RB Series B
5.00%, 01/01/21		70	82,049
Chicago O’Hare International Airport RB
Series 2015B
5.00%, 01/01/21		15	17,504
Series A
5.00%, 01/01/21		45	52,512
Series B
5.00%, 01/01/21		15	17,504
DuPage County Forest Preserve District GO
5.00%, 01/01/21		40	46,980
Illinois Finance Authority RB
5.00%, 01/01/21		70	82,382
Illinois State Toll Highway Authority RB Series D
5.00%, 01/01/21		135	157,855
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/21		20	17,713
0.00%, 06/15/21	(NPFGC)	45	39,853

Security	Principal (000s)	Value
Regional Transportation Authority RB
5.75%, 06/01/21	(AGM)	$20	$24,318
Series A
6.00%, 07/01/21	25	30,773
State of Illinois GO
4.00%, 02/01/21	75	79,376
4.00%, 09/01/21	50	53,102
5.00%, 03/01/21	15	16,593
5.00%, 05/01/21	25	27,730
5.00%, 08/01/21	25	27,834
Series A
4.00%, 01/01/21	25	26,442
5.00%, 06/01/21	55	61,087
Series B
5.25%, 01/01/21	45	50,110
State of Illinois RB
5.00%, 06/15/21	135	158,791

1,070,508
INDIANA — 0.40%
Indiana Finance Authority RB
Series A
5.00%, 05/01/21	30	35,183
5.00%, 12/01/21	40	48,139
Indiana University RB Series A
5.00%, 06/01/21	35	41,736
Indianapolis Local Public Improvement Bond Bank RB Series K
5.00%, 06/01/21	50	59,026

184,084
IOWA — 0.33%
City of Des Moines IA GO Series E
5.00%, 06/01/21	55	65,242
Iowa State Board of Regents RB
4.00%, 09/01/21	75	85,920

151,162
KANSAS — 0.43%
Kansas Development Finance Authority RB Series C
5.00%, 05/01/21	40	47,543

273

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

July 31, 2016

Security	Principal (000s)	Value
State of Kansas Department of Transportation RB
Series A
5.00%, 09/01/21	$35	$42,199
Series B
5.00%, 09/01/21	90	108,411

		198,153
LOUISIANA — 0.31%
Louisiana Office Facilities Corp. RB
5.00%, 11/01/21	25	29,623
Louisiana State University & Agricultural & Mechanical College RB
5.00%, 07/01/21	10	11,722
State of Louisiana Gasoline & Fuels Tax Revenue RB Series A-1
4.00%, 05/01/21	20	22,723
State of Louisiana GO
Series A
5.00%, 02/01/21	15	17,516
Series C
5.00%, 07/15/21	50	58,988

		140,572
MAINE — 0.61%
Maine Municipal Bond Bank RB
Series B
5.00%, 11/01/21	30	36,140
Series C
5.00%, 11/01/21	25	30,031
Maine Turnpike Authority RB
5.00%, 07/01/21	100	119,377
State of Maine GO Series B
5.00%, 06/01/21	80	95,565

		281,113
MARYLAND — 1.51%
County of Anne Arundel MD GOL
4.00%, 04/01/21	40	45,829
County of Baltimore MD COP
5.00%, 10/01/21	60	71,799

Security		Principal (000s)	Value
County of Baltimore MD GO Series B
4.50%, 09/01/21		$60	$70,752
Maryland Health & Higher Educational Facilities Authority RB
Series A
5.00%, 07/01/21		25	29,580
Series B
5.00%, 07/01/21		50	59,715
State of Maryland Department of Transportation RB
5.00%, 06/01/21		35	41,868
5.00%, 12/01/21		75	90,949
State of Maryland GO
Series A
5.00%, 03/01/21		120	142,626
Series B
5.00%, 08/01/21		60	72,176
Series C
5.00%, 08/01/21		10	12,029
Washington Suburban Sanitary Commission GO
5.00%, 06/01/21		45	53,878

			691,201
MASSACHUSETTS — 3.41%
Commonwealth of Massachusetts GOL
Series A
5.00%, 04/01/27	(PR 04/01/21)	500	594,345
5.25%, 08/01/21		135	163,605
Series B
5.25%, 08/01/21		250	302,972
5.25%, 08/01/21	(AGM)	125	151,486
Massachusetts Bay Transportation Authority RB Series C
5.25%, 07/01/21		25	30,144
Massachusetts Clean Water Trust (The) RB
5.25%, 08/01/21		35	42,474

274

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

July 31, 2016

Security		Principal (000s)	Value
Massachusetts School Building Authority RB
Series A
5.00%, 05/15/21		$30	$35,752
Series B
5.00%, 10/15/21		80	96,472
Massachusetts Turnpike Authority RB Series C
0.00%, 01/01/21		35	33,065
Massachusetts Water Resources Authority RB Series J
5.50%, 08/01/21	(AGM)	10	12,245
University of Massachusetts Building Authority RB
5.00%, 11/01/21		35	42,203
Series 1
4.00%, 11/01/21		50	57,485

			1,562,248
MICHIGAN — 0.84%
Michigan Finance Authority RB
5.00%, 08/01/21		40	47,306
Michigan State Building Authority RB Series I
5.00%, 10/15/21		50	59,563
Michigan Strategic Fund RB
5.00%, 10/15/21		55	64,733
State of Michigan GO Series A
5.00%, 12/01/21		70	84,655
State of Michigan Trunk Line Revenue RB
5.00%, 11/15/21		40	48,173
5.25%, 11/01/21	(AGM)	65	79,021

			383,451
MINNESOTA — 0.77%
Minnesota Municipal Power Agency RB Series A
4.00%, 10/01/21		10	11,416

Security	Principal (000s)	Value
Southern Minnesota Municipal Power Agency RB Series A
0.00%, 01/01/21	$25	$23,432
State of Minnesota COP
5.00%, 06/01/21	20	23,693
State of Minnesota GO
5.00%, 10/01/21	20	24,168
Series A
5.00%, 08/01/21	60	72,177
Series B
5.00%, 08/01/21	100	120,294
Series D
5.00%, 10/01/21	40	48,337
Series F
5.00%, 10/01/21	25	30,210

		353,727
MISSISSIPPI — 0.73%
Mississippi Development Bank RB
5.00%, 01/01/21	55	64,337
State of Mississippi GO
Series C
5.00%, 10/01/21	60	72,235
Series F
5.00%, 11/01/21	70	84,485
5.25%, 10/01/21	50	60,741
Series H
4.00%, 12/01/21	45	52,035

		333,833
MISSOURI — 0.57%
Missouri Highway & Transportation Commission RB
Series A
5.00%, 05/01/21	25	29,860
Series B
5.00%, 05/01/21	120	143,327
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/21	45	53,959
University of Missouri RB Series A
5.00%, 11/01/21	30	36,277

		263,423

275

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

July 31, 2016

Security	Principal (000s)	Value
MONTANA — 0.05%
State of Montana GO
5.00%, 08/01/21	$20	$24,059

		24,059
NEBRASKA — 0.85%
City of Lincoln NE Electric System Revenue RB
5.00%, 09/01/21	50	59,963
City of Omaha NE GO
5.25%, 04/01/21	50	59,815
City of Omaha NE Sewer Revenue RB
5.00%, 11/15/21	10	12,043
Nebraska Public Power District RB
5.00%, 07/01/21	20	23,748
Series A
5.00%, 01/01/21	85	99,591
Series B
5.00%, 01/01/21	25	29,339
Omaha Public Power District Nebraska City Station Unit 2 RB Series A
4.00%, 02/01/21	50	56,710
University of Nebraska RB
5.00%, 07/01/21	40	47,602

		388,811
NEVADA — 1.38%
Clark County School District GOL
Series A
5.00%, 06/15/21	50	59,328
Series D
5.00%, 06/15/21	50	59,328
County of Clark Department of Aviation RB
5.00%, 07/01/21	65	76,874
County of Clark NV RB Series A
5.00%, 07/01/21	40	47,602
Nevada System of Higher Education RB Series A
5.00%, 07/01/21	25	29,765

Security	Principal (000s)	Value
State of Nevada GOL
5.00%, 04/01/21	$50	$59,309
5.00%, 06/01/21	135	160,771
5.00%, 08/01/21	15	17,944
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/21	100	120,994

		631,915
NEW HAMPSHIRE — 0.33%
New Hampshire Municipal Bond Bank RB
Series A
5.00%, 08/15/21	70	83,570
Series D
5.00%, 08/15/21	45	53,968
State of New Hampshire GO Series B
5.00%, 11/01/21	10	12,105

		149,643
NEW JERSEY — 1.14%
New Jersey Building Authority RB Series A
5.00%, 06/15/21	50	55,984
New Jersey Economic Development Authority RB
5.00%, 06/15/21	35	39,103
Series II
5.00%, 03/01/21	25	27,801
Series KK
5.00%, 03/01/21	20	22,240
Series NN
5.00%, 03/01/21	155	172,365
New Jersey Educational Facilities Authority RB Series 2014A
5.00%, 09/01/21	35	39,221
New Jersey State Turnpike Authority RB Series B
5.00%, 01/01/21	75	87,733
New Jersey Transportation Trust Fund Authority RB Series B
5.00%, 06/15/21	35	39,189

276

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

July 31, 2016

Security	Principal (000s)	Value
New Jersey Turnpike Authority RB Series C
5.00%, 01/01/21	$35	$40,942

		524,578
NEW MEXICO — 0.73%
New Mexico Finance Authority RB Series A
5.00%, 06/15/21	50	59,390
State of New Mexico Severance Tax Permanent Fund RB Series A
5.00%, 07/01/21	130	154,845
University of New Mexico (The) RB Series A
5.00%, 06/01/21	100	118,986

		333,221
NEW YORK — 10.56%
City of New York NY GO
5.00%, 08/01/21	135	161,141
Series B
5.00%, 08/01/21	160	190,982
Series C
5.00%, 08/01/21	25	29,841
Series E
4.00%, 08/01/21	25	28,624
5.00%, 08/01/21	25	29,841
Series H
5.00%, 08/01/21	190	226,792
Series I
5.00%, 08/01/21	50	59,682
Series J
5.00%, 08/01/21	185	220,823
County of Nassau NY GOL Series A
5.00%, 01/01/21	35	40,826
Long Island Power Authority RB Series A
0.00%, 06/01/21	90	84,208

Security		Principal (000s)	Value
Metropolitan Transportation Authority RB
Series A
5.00%, 11/15/21		$30	$36,242
Series B
5.00%, 11/15/21		20	23,998
Series B-2
5.00%, 11/15/21		200	239,980
Series C
5.00%, 11/15/21		50	59,996
Series E
5.00%, 11/15/21		80	95,992
Series F
4.00%, 11/15/21		25	28,715
5.00%, 11/15/21		50	59,995
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
5.00%, 07/15/21		90	107,452
5.00%, 07/15/21	(SAW)	30	35,817
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A
5.00%, 11/01/21		100	120,901
Series C
5.00%, 11/01/21		140	169,261
Series E
5.00%, 11/01/21		115	139,036
Series I
5.00%, 05/01/21		50	59,642
New York City Water & Sewer System RB Series EE
4.00%, 06/15/21		80	91,786
New York Municipal Bond Bank Agency RB
5.00%, 12/01/21		110	131,688

277

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

July 31, 2016

Security	Principal (000s)	Value
New York State Dormitory Authority RB
0.00%, 08/01/21	$80	$75,414
4.00%, 05/15/21	40	45,655
Series A
5.00%, 02/15/21	55	65,147
5.00%, 03/15/21	75	89,319
5.00%, 07/01/21	165	196,297
5.00%, 10/01/21	(SAW)	215	257,101
Series D
5.00%, 02/15/21	125	148,061
5.00%, 08/15/21	60	72,081
Series E
4.00%, 03/15/21	100	114,410
5.00%, 08/15/21	105	126,142
New York State Environmental Facilities Corp. RB
5.00%, 02/15/21	25	29,698
5.00%, 06/15/21	75	89,977
5.00%, 11/15/21	25	30,328
New York State Thruway Authority Highway & Bridge Trust Fund RB Series A-1
5.00%, 04/01/21	55	65,392
New York State Thruway Authority RB
5.00%, 01/01/21	65	76,497
Series A
5.00%, 03/15/21	20	23,748
Series K
4.00%, 01/01/21	70	79,354
New York State Urban Development Corp. RB
Series A
5.00%, 03/15/21	155	184,049
Series A-1
5.00%, 03/15/21	120	142,489
Port Authority of New York & New Jersey RB
5.00%, 10/15/21	80	96,341
Series 189
5.00%, 05/01/21	25	29,744

Security	Principal (000s)	Value
Sales Tax Asset Receivable Corp. RB Series A
5.00%, 10/15/21	$25	$30,242
Triborough Bridge & Tunnel Authority RB
Series A
4.00%, 11/15/21	40	46,167
5.00%, 01/01/21	120	141,740
Series B
4.00%, 11/15/21	25	28,967
5.00%, 11/15/21	65	78,664

4,836,285
NORTH CAROLINA — 2.05%
County of Buncombe NC RB
5.00%, 06/01/21	45	53,450
Series A
5.00%, 06/01/21	45	53,450
County of Forsyth NC GO
4.00%, 12/01/21	10	11,618
County of Mecklenburg NC RB Series A
5.00%, 10/01/21	145	173,434
North Carolina Eastern Municipal Power Agency RB Series A
5.00%, 01/01/21	(ETM)	320	378,125
State of North Carolina GOL Series B
5.00%, 06/01/21	175	208,591
University of North Carolina at Greensboro RB
5.00%, 04/01/21	50	58,957

937,625
OHIO — 2.97%
City of Columbus OH GO
Series 1
5.00%, 07/01/21	40	47,857
Series 2012-3
5.00%, 08/15/21	35	42,110
Series A
5.00%, 08/15/21	35	42,110

278

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

July 31, 2016

Security	Principal (000s)	Value
City of Columbus OH GOL Series 2012-4
4.00%, 08/15/21	$20	$23,024
Cleveland State University RB
5.00%, 06/01/21	55	65,080
Columbus City School District GO Series A
5.00%, 12/01/21	55	66,579
Miami University/Oxford OH RB
5.00%, 09/01/21	25	29,903
Northeast Ohio Regional Sewer District RB
5.00%, 11/15/21	35	42,091
Ohio Higher Educational Facility Commission RB
5.00%, 01/01/21	40	46,904
Ohio State Building Authority RB
5.00%, 10/01/21	95	114,160
Ohio State University (The) RB Series D
5.00%, 12/01/21	10	12,105
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/21	25	29,864
5.00%, 12/01/21	180	218,209
State of Ohio GO
Series A
5.00%, 05/01/21	50	59,608
5.00%, 08/01/21	15	18,001
5.00%, 09/15/21	190	228,863
Series B
5.00%, 08/01/21	150	180,007
State of Ohio RB
5.00%, 04/01/21	80	94,450

		1,360,925
OKLAHOMA — 0.80%
Grand River Dam Authority RB Series A
5.00%, 06/01/21	90	106,479
Oklahoma Capital Improvement Authority RB Series B
5.00%, 07/01/21	85	100,975

Security	Principal (000s)	Value
Oklahoma City Water Utilities Trust RB
5.00%, 07/01/21	$60	$71,786
Oklahoma Development Finance Authority RB Series A
5.00%, 08/15/21	20	23,885
Oklahoma Turnpike Authority RB Series A
4.00%, 01/01/21	55	62,452

365,577
OREGON — 1.34%
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 08/01/21	80	95,658
5.00%, 10/01/21	60	72,370
Lane Community College GO
4.00%, 06/15/21	65	74,357
Oregon Health & Science University RB Series A
5.00%, 07/01/21	60	71,023
Oregon State Facilities Authority RB Series A
5.00%, 11/15/21	55	66,033
Portland Community College District GO
5.00%, 06/15/21	20	23,872
State of Oregon Department of Transportation RB Series A
5.00%, 11/15/21	25	30,266
Washington & Multnomah Counties School District No. 48J Beaverton GO Series B
4.00%, 06/15/21	(GTD)	100	114,497
Washington County Clean Water Services RB
5.00%, 10/01/21	55	66,092

614,168

279

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

July 31, 2016

Security	Principal (000s)	Value
PENNSYLVANIA — 1.11%
Commonwealth of Pennsylvania GO
5.00%, 04/01/21	$25	$29,242
First Series
5.00%, 06/15/21	25	29,369
5.00%, 07/01/21	15	17,638
5.00%, 08/15/21	25	29,495
5.00%, 11/15/21	10	11,879
Second Series
5.00%, 07/01/21	75	88,189
5.00%, 10/15/21	10	11,852
Series T
5.00%, 07/01/21	70	82,309
Delaware County Authority RB
5.00%, 08/01/21	40	47,462
Pennsylvania Higher Educational Facilities Authority RB Series A
5.00%, 05/01/21	15	17,579
Pennsylvania Turnpike Commission RB
0.00%, 12/01/21	20	18,369
Series A
5.00%, 12/01/21	105	125,942

		509,325
RHODE ISLAND — 0.86%
Rhode Island Health & Educational Building Corp. RB
5.00%, 09/01/21	110	132,159
Rhode Island Infrastructure Bank RB
5.00%, 10/01/21	70	84,118
State of Rhode Island GO Series D
5.00%, 08/01/21	150	178,722

		394,999
SOUTH CAROLINA — 1.47%
Charleston Educational Excellence Finance Corp. RB
5.00%, 12/01/21	115	138,268
SCAGO Educational Facilities Corp. for Picknes School District RB
5.00%, 12/01/21	20	23,795

Security	Principal (000s)	Value
South Carolina Public Service Authority RB
Series B
4.00%, 12/01/21	$40	$45,961
5.00%, 12/01/21	205	246,146
South Carolina Transportation Infrastructure Bank RB
Series A
5.00%, 10/01/21	55	65,739
Series B
5.00%, 10/01/21	75	89,644
State of South Carolina GO Series A
4.00%, 06/01/21	55	63,219

		672,772
TENNESSEE — 1.30%
City of Clarksville TN Water Sewer & Gas Revenue RB
5.00%, 02/01/21	25	29,491
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB Series D
4.00%, 10/01/21	65	74,946
Metropolitan Government of Nashville & Davidson County TN GO
Series A
5.00%, 01/01/21	100	118,069
Series C
5.00%, 07/01/21	50	59,768
State of Tennessee GO
Series A
5.00%, 08/01/21	25	30,074
5.00%, 09/01/21	25	30,142
Series B
5.00%, 11/01/21	100	121,111
Tennessee State School Bond Authority RB Series B
5.00%, 11/01/21	110	132,700

		596,301

280

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

July 31, 2016

Security		Principal (000s)	Value
TEXAS — 15.08%
Canadian River Municipal Water Authority Corp. RB
5.00%, 02/15/21		$115	$135,415
Central Texas Regional Mobility Authority RB
5.00%, 01/01/21		50	58,088
Central Texas Turnpike System RB
0.00%, 08/15/21	(ETM) (AMBAC)	375	353,974
City of Austin TX GOL
5.00%, 09/01/21		25	30,064
Series A
4.00%, 09/01/21		30	34,540
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 05/15/21		30	35,628
5.00%, 11/15/21		100	120,432
Series A
5.00%, 11/15/21		25	30,108
City of Corpus Christi TX Utility System Revenue RB
5.00%, 07/15/21		50	59,216
Series C
5.00%, 07/15/21		50	59,216
City of Dallas TX GOL
5.00%, 02/15/21		120	141,889
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/21		65	78,255
Series A
5.00%, 10/01/21		80	96,314
City of Denton TX GO
5.00%, 02/15/21		25	29,511
City of Denton TX GOL
5.00%, 02/15/21		75	88,534
City of El Paso TX GOL
4.00%, 08/15/21		70	79,843
City of El Paso TX Water & Sewer Revenue RB
5.00%, 03/01/21		75	88,561
City of Fort Worth TX Water & Sewer System Revenue RB
5.00%, 02/15/21		25	29,560

Security		Principal (000s)	Value
City Of Grand Prairie TX GOL
5.00%, 02/15/21		$75	$88,754
City of Houston TX Airport System Revenue RB Series B
5.00%, 07/01/21		40	47,202
City of Houston TX Combined Utility System Revenue RB
Series C
5.00%, 05/15/21		160	189,851
Series D
5.00%, 11/15/21		60	72,191
City of Houston TX GOL Series A
5.00%, 03/01/21		150	176,015
City of Lubbock TX GOL
5.00%, 02/15/21		40	47,296
City of San Marcos TX GOL
5.00%, 08/15/21		40	47,732
City Public Service Board of San Antonio TX RB
5.00%, 02/01/21		115	135,733
Clear Creek Independent School District GO Series A
5.00%, 02/15/21	(PSF)	100	118,143
Clifton Higher Education Finance Corp. RB
5.00%, 03/01/21		70	82,253
County of Fort Bend TX GO
5.00%, 03/01/21		15	17,712
County of Harris TX GOL
Series A
5.00%, 08/15/21		35	41,956
5.00%, 10/01/21		75	90,252
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/21	(PSF)	20	23,651
Series C
5.00%, 02/15/21	(PSF)	100	118,253
Dallas Area Rapid Transit RB Series A
5.00%, 12/01/21		150	181,231
Dallas Independent School District GO
4.00%, 08/15/21		70	80,436

281

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

July 31, 2016

Security		Principal (000s)	Value
Dallas/Fort Worth International Airport RB
Series E
5.00%, 11/01/21		$75	$89,470
Series F
5.00%, 11/01/21		50	59,647
Series G
5.00%, 11/01/21		25	29,824
Denton Independent School District GO Series A
5.00%, 08/15/21	(PSF)	60	71,892
Edinburg Consolidated Independent School District/TX GO
4.00%, 02/15/21	(PSF)	100	113,427
Fort Bend Independent School District GO
5.00%, 08/15/21		45	53,919
Fort Worth Independent School District GO
5.00%, 02/15/21	(PSF)	60	70,952
Frisco Independent School District GO Series A
4.50%, 08/15/21	(PSF)	20	23,473
Grapevine-Colleyville Independent School District GO Series A
5.00%, 08/15/21		45	53,748
Harris County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/21		30	35,824
Series A
5.00%, 11/15/21		15	17,892
Harris County Flood Control District GOL Series A
5.25%, 10/01/21		130	158,146
Houston Community College System GOL
5.00%, 02/15/21		25	29,536

Security		Principal (000s)	Value
Houston Community College System RB
5.00%, 04/15/21		$85	$100,834
Keller Independent School District/TX GO Series A
5.00%, 08/15/21	(PSF)	30	35,954
Laredo Community College District GOL
5.00%, 08/01/21		65	76,993
Leander Independent School District GO
0.00%, 08/15/21		75	70,830
Series B
0.00%, 08/15/21		150	138,562
Lewisville Independent School District GO Series B
4.00%, 08/15/21		100	114,643
Lower Colorado River Authority RB
5.00%, 05/15/21		30	35,373
Series A
5.00%, 05/15/21		150	176,866
Magnolia Independent School District/TX GO
5.00%, 08/15/21		60	71,729
Manor Independent School District GO
5.00%, 08/01/21	(PSF)	15	17,910
Metropolitan Transit Authority of Harris County RB
5.00%, 11/01/21		50	60,546
Midland Independent School District GO
5.00%, 02/15/21	(PSF)	50	59,071
North East Independent School District/TX GO
5.25%, 02/01/21	(PSF)	75	89,336
North Texas Municipal Water District RB
5.00%, 09/01/21		135	161,899
North Texas Tollway Authority RB
Series A
5.00%, 01/01/21		120	139,976
5.00%, 09/01/21		20	23,919

282

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

July 31, 2016

Security		Principal (000s)	Value
Northwest Independent School District GO
5.00%, 02/15/21	(PSF)	$40	$47,257
Permanent University Fund RB
5.00%, 07/01/21		10	11,986
Pflugerville Independent School District GO
5.00%, 02/15/21	(PSF)	25	29,536
Port Authority of Houston of Harris County Texas GO Series A
5.00%, 10/01/21		40	48,045
San Antonio Water System RB
5.00%, 05/15/21		65	77,329
Series A
5.00%, 05/15/21		40	47,587
Spring Branch Independent School District GO Series B
5.00%, 02/01/21	(PSF)	20	23,603
State of Texas GO
5.00%, 10/01/21		80	96,629
Series C
5.00%, 08/01/21		20	23,958
Series G
5.00%, 08/01/21		100	120,168
Tarrant County Cultural Education Facilities Finance Corp. RB
5.00%, 12/01/21		75	89,830
Tarrant Regional Water District RB
5.00%, 03/01/21		40	47,351
Series A
5.00%, 03/01/21		45	53,270
Texas State University System RB
4.50%, 03/15/21		15	17,390
5.00%, 03/15/21		20	23,658
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/21		125	150,490
Series A
5.00%, 04/01/21		110	130,645
Texas Water Development Board RB Series A
5.00%, 10/15/21		60	72,320

Security		Principal (000s)	Value
Trinity River Authority Central Regional Wastewater System Revenue RB
5.00%, 08/01/21		$80	$95,830
University of Houston System RB Series A
5.00%, 02/15/21		100	117,947
University of North Texas RB Series A
5.00%, 04/15/21		40	47,350
University of Texas System (The) RB
Series A
4.00%, 08/15/21		75	86,262
5.00%, 07/01/21		40	47,857
Series B
5.00%, 08/15/21		20	23,986
Series C
5.00%, 08/15/21		70	83,951

			6,904,235
UTAH — 1.23%
County of Salt Lake UT RB Series A
5.00%, 02/01/21		50	59,229
Metropolitan Water District of Salt Lake & Sandy RB Series A
4.00%, 07/01/21		40	45,812
State of Utah GO
Series 2011A
5.00%, 07/01/24	(PR 07/01/21)	90	107,775
Series A
4.00%, 07/01/21		35	40,340
Utah State Building Ownership Authority RB
5.00%, 05/15/21		155	184,399
Utah Transit Authority RB Series A
5.00%, 06/15/21		105	124,589

			562,144

283

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

July 31, 2016

Security		Principal (000s)	Value
VIRGINIA — 2.85%
City of Norfolk VA GO
5.00%, 08/01/21		$40	$47,872
County of Fairfax VA GO
Series A
5.00%, 10/01/21	(SAW)	50	60,420
Series B
5.00%, 04/01/21	(SAW)	25	29,787
County of Henrico VA GO
5.00%, 07/15/21		45	54,067
Fairfax County Economic Development Authority RB Series A
5.00%, 10/01/21		80	96,224
University of Virginia RB Series B
5.00%, 08/01/21		40	48,161
Virginia College Building Authority RB
5.00%, 02/01/21		120	141,926
5.00%, 09/01/21		50	59,935
Series 2
5.00%, 09/01/21		35	41,955
Series A
5.00%, 09/01/21		90	107,883
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/21		55	65,198
5.00%, 05/15/21		100	119,330
5.00%, 09/15/21		75	90,090
Virginia Public Building Authority RB
Series A
5.00%, 08/01/21		85	101,820
Series B
5.00%, 08/01/21		30	35,920
Virginia Public School Authority RB
5.00%, 01/15/21	(SAW)	25	29,535
Series A
5.00%, 08/01/21	(SAW)	35	41,888
Series B
5.00%, 08/01/21		40	47,872
Virginia Resources Authority RB
5.00%, 11/01/21	(SAW)	30	36,213
Series B
5.00%, 11/01/21		40	48,284

			1,304,380

Security		Principal (000s)	Value
WASHINGTON — 6.48%
Auburn School District No. 408 of King & Pierce Counties GO
4.00%, 12/01/21	(GTD)	$20	$23,059
City of Bellevue WA GOL
5.00%, 12/01/21		65	78,608
City of Seattle WA GO
5.00%, 09/01/21		60	72,054
5.00%, 12/01/21		50	60,497
City of Seattle WA Municipal Drainage & Wastewater Revenue RB
5.00%, 09/01/21		40	48,014
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/21		45	53,966
City of Seattle WA Water System Revenue RB
5.00%, 09/01/21		65	78,166
Clark County Public Utility District No. 1 RB
5.00%, 01/01/21		105	122,777
County of King WA GOL
5.00%, 06/01/21		45	53,638
5.00%, 07/01/21		50	59,742
County of King WA Sewer Revenue RB
Series A
5.00%, 01/01/21		20	23,595
Series B
4.00%, 01/01/21		85	96,359
5.00%, 07/01/21		50	59,742
Energy Northwest RB
5.00%, 07/01/21		55	65,687
Series A
5.00%, 07/01/21		170	203,031
Franklin County School District No. 1 Pasco GO
4.00%, 12/01/21	(GTD)	100	115,633
King County School District No. 405 Bellevue GO Series A
5.00%, 12/01/21	(GTD)	125	151,242
Lewis County Public Utility District No. 1 RB
5.00%, 10/01/21		20	23,922

284

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

July 31, 2016

Security		Principal (000s)	Value
Port of Seattle WA RB
Series A
4.00%, 08/01/21		$115	$131,490
5.25%, 07/01/21		100	119,777
Public Utility District No. 1 of Cowlitz County WA RB Series A
5.00%, 09/01/21		25	29,657
Snohomish County Public Utility District No. 1 RB
4.00%, 12/01/21		120	137,870
Snohomish County School District No. 15 Edmonds RB
5.00%, 12/01/21		25	30,075
Snohomish County School District No. 2 Everett GO
5.00%, 12/01/21	(GTD)	45	54,213
State of Washington COP
5.00%, 07/01/21		40	47,433
State of Washington GO
5.00%, 07/01/21		75	89,493
Series 2016-A
5.00%, 07/01/21		100	119,324
Series B
5.00%, 08/01/21		160	191,402
Series C
0.00%, 06/01/21	(FGIC)	200	187,580
Series R-2013A
5.00%, 07/01/21		65	77,561
Series R-2015E
5.00%, 07/01/21		35	41,763
State of Washington RB
5.00%, 09/01/21		175	208,045
University of Washington RB
5.00%, 07/01/21		15	17,922
Series A
5.00%, 04/01/21		45	53,446
Series C
5.00%, 07/01/21		35	41,819

			2,968,602

Security	Principal (000s)	Value
WEST VIRGINIA — 0.76%
State of West Virginia GO Series A
5.00%, 11/01/21	$265	$319,383
West Virginia University RB Series B
5.00%, 10/01/21	25	29,903

		349,286
WISCONSIN — 2.59%
City of Milwaukee WI GO
5.00%, 05/01/21	25	29,663
Series N3
5.00%, 05/15/21	20	23,752
Milwaukee County Metropolitan Sewer District GO Series A
5.25%, 10/01/21	40	48,570
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1
4.00%, 06/01/21	25	28,593
5.00%, 06/01/21	55	65,500
Series 2
5.00%, 06/01/21	30	35,727
State of Wisconsin GO
5.00%, 05/01/21	130	154,714
Series 1
5.00%, 05/01/21	40	47,604
5.00%, 11/01/21	100	120,693
Series 2
4.00%, 11/01/21	100	115,524
5.00%, 05/01/21	45	53,555
5.00%, 11/01/21	20	24,139
Series 3
5.00%, 11/01/21	60	72,416
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/21	95	113,509
Series 2
5.00%, 07/01/21	75	89,612
WPPI Energy RB Series A
5.00%, 07/01/21	135	160,730

		1,184,301

TOTAL MUNICIPAL BONDS & NOTES (Cost: $44,506,923)		45,280,812

285

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

July 31, 2016

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 3.79%

MONEY MARKET FUNDS — 3.79%
BlackRock Liquidity Funds: MuniCash Portfolio
0.25%[a,b]	1,736	$1,735,697

		1,735,697

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,735,697)		1,735,697

TOTAL INVESTMENTS IN SECURITIES — 102.67% (Cost: $46,242,620)[c]		47,016,509
Other Assets, Less Liabilities — (2.67)%		(1,221,730)

NET ASSETS — 100.00%		$45,794,779

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGC  —  Assured Guaranty Corp.

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $46,242,620. Net unrealized appreciation was $773,889, of which $776,528 represented gross unrealized appreciation on securities and $2,639 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Municipal bonds & notes	$—	$45,280,812	$—	$45,280,812
Money market funds	1,735,697	—	—	1,735,697

Total	$1,735,697	$45,280,812	$—	$47,016,509

286

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.97%

ADVERTISING — 0.62%
Interpublic Group of Companies Inc. (The)
4.00%, 03/15/22	$125	$132,541
Omnicom Group Inc.
3.63%, 05/01/22	305	326,962
WPP Finance 2010
3.63%, 09/07/22	187	198,164

		657,667
AEROSPACE & DEFENSE — 1.72%
Boeing Co. (The)
2.20%, 10/30/22 (Call 08/30/22)	150	154,217
Embraer SA
5.15%, 06/15/22[a]	100	104,000
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	230	236,147
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	313	326,366
United Technologies Corp.
3.10%, 06/01/22	955	1,020,641

		1,841,371
AGRICULTURE — 1.34%
Altria Group Inc.
2.85%, 08/09/22	697	735,274
Philip Morris International Inc.
2.50%, 08/22/22	220	227,121
Reynolds American Inc.
4.00%, 06/12/22	435	476,311

		1,438,706
AUTO MANUFACTURERS — 1.87%
Ford Motor Credit Co. LLC
3.22%, 01/09/22	200	206,638
4.25%, 09/20/22	600	652,914
General Motors Financial Co. Inc.
3.45%, 04/10/22 (Call 02/10/22)	509	517,171
Toyota Motor Credit Corp.
3.30%, 01/12/22	584	628,902

		2,005,625
BANKS — 13.89%
Bank of America Corp.
5.70%, 01/24/22	828	968,404
Bank of Montreal
2.55%, 11/06/22 (Call 10/06/22)	736	760,234
BB&T Corp.
3.95%, 03/22/22 (Call 02/22/22)	50	54,332
Citigroup Inc.
4.05%, 07/30/22	269	283,925
4.50%, 01/14/22	985	1,091,120
Cooperatieve Rabobank UA
3.88%, 02/08/22	1,118	1,219,007
3.95%, 11/09/22	500	524,585

Security	Principal (000s)	Value
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	$770	$783,407
Fifth Third Bancorp.
3.50%, 03/15/22 (Call 02/15/22)	100	106,040
Goldman Sachs Group Inc. (The)
5.75%, 01/24/22	1,393	1,621,100
HSBC Holdings PLC
4.00%, 03/30/22	797	844,551
4.88%, 01/14/22	216	238,503
JPMorgan Chase & Co.
3.25%, 09/23/22	832	875,510
4.50%, 01/24/22	1,244	1,388,835
KeyBank N.A./Cleveland OH
3.18%, 10/15/27	250	257,748
Morgan Stanley
4.88%, 11/01/22	696	764,377
MUFG Americas Holdings Corp.
3.50%, 06/18/22	150	158,733
Northern Trust Corp.
2.38%, 08/02/22	129	132,970
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22[b,c]	96	99,481
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[c]	535	568,800
Sumitomo Mitsui Banking Corp.
3.20%, 07/18/22	300	315,286
U.S. Bancorp.
2.95%, 07/15/22 (Call 06/15/22)	509	530,460
3.00%, 03/15/22 (Call 02/15/22)	176	185,362
Wells Fargo & Co.
3.50%, 03/08/22	1,021	1,096,100

		14,868,870
BEVERAGES — 1.95%
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	890	912,784
Beam Suntory Inc.
3.25%, 05/15/22 (Call 02/15/22)	25	25,405
Diageo Investment Corp.
2.88%, 05/11/22	364	382,690
Molson Coors Brewing Co.
3.50%, 05/01/22	122	130,989
PepsiCo Inc.
2.75%, 03/05/22	504	531,262
3.10%, 07/17/22 (Call 05/17/22)	100	107,231

		2,090,361
BIOTECHNOLOGY — 1.82%
Amgen Inc.
2.70%, 05/01/22 (Call 03/01/22)	327	339,365
3.63%, 05/15/22 (Call 02/15/22)	113	122,390
Biogen Inc.
3.63%, 09/15/22	466	497,458
Celgene Corp.
3.25%, 08/15/22	204	213,327
3.55%, 08/15/22	431	457,928
Gilead Sciences Inc.
3.25%, 09/01/22 (Call 07/01/22)	302	321,556

		1,952,024

287

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
BUILDING MATERIALS — 0.26%
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	$263	$280,060

		280,060
CHEMICALS — 2.11%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	118	121,989
Airgas Inc.
2.90%, 11/15/22 (Call 08/15/22)	150	153,502
Celanese U.S. Holdings LLC
4.63%, 11/15/22	250	270,625
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	446	462,711
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	401	424,616
Methanex Corp.
5.25%, 03/01/22	50	51,250
Monsanto Co.
2.20%, 07/15/22 (Call 04/15/22)[a]	100	98,725
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	216	220,358
2.45%, 02/15/22 (Call 11/15/21)	100	103,362
Syngenta Finance NV
3.13%, 03/28/22	283	296,370
Westlake Chemical Corp.
3.60%, 07/15/22 (Call 04/15/22)	50	51,086

		2,254,594
COMMERCIAL SERVICES — 0.65%
Block Financial LLC
5.50%, 11/01/22 (Call 05/01/22)	170	184,963
Catholic Health Initiatives
2.95%, 11/01/22	110	112,006
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	69	72,592
Moody’s Corp.
4.50%, 09/01/22 (Call 06/01/22)	143	160,239
Verisk Analytics Inc.
4.13%, 09/12/22	150	160,213

		690,013
COMPUTERS — 2.34%
Apple Inc.
2.15%, 02/09/22[a]	501	511,738
2.70%, 05/13/22	275	288,513
Computer Sciences Corp.
4.45%, 09/15/22[a]	50	53,791
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (Call 08/15/22)[d]	500	539,797
HP Inc.
4.05%, 09/15/22	238	251,449
International Business Machines Corp.
1.88%, 08/01/22	650	652,348
2.88%, 11/09/22	200	211,704

		2,509,340

Security	Principal (000s)	Value
COSMETICS & PERSONAL CARE — 0.75%
Colgate-Palmolive Co.
2.30%, 05/03/22	$296	$309,321
Estee Lauder Companies Inc. (The)
2.35%, 08/15/22	150	154,169
Procter & Gamble Co. (The)
2.30%, 02/06/22	321	334,001

		797,491
DISTRIBUTION & WHOLESALE — 0.22%
Arrow Electronics Inc.
3.50%, 04/01/22 (Call 02/01/22)	200	204,716
Ingram Micro Inc.
5.00%, 08/10/22 (Call 02/10/22)	25	25,567

		230,283
DIVERSIFIED FINANCIAL SERVICES — 3.26%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.95%, 02/01/22 (Call 01/01/22)	650	680,063
Air Lease Corp.
3.75%, 02/01/22 (Call 12/01/21)	163	169,959
American Express Co.
2.65%, 12/02/22	388	396,391
CME Group Inc.
3.00%, 09/15/22	175	186,270
Discover Financial Services
3.85%, 11/21/22	122	125,919
5.20%, 04/27/22	100	110,508
E*TRADE Financial Corp.
5.38%, 11/15/22 (Call 11/15/17)	149	158,313
International Lease Finance Corp.
5.88%, 08/15/22	250	284,375
Invesco Finance PLC
3.13%, 11/30/22	242	251,070
National Rural Utilities Cooperative Finance Corp.
3.05%, 02/15/22 (Call 11/15/21)	100	105,601
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	241	250,553
Visa Inc.
2.80%, 12/14/22 (Call 10/14/22)	730	771,729

		3,490,751
ELECTRIC — 4.78%
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	125	130,630
American Electric Power Co. Inc.
2.95%, 12/15/22 (Call 09/15/22)	169	175,719
Baltimore Gas & Electric Co.
2.80%, 08/15/22 (Call 05/15/22)	100	103,625
CMS Energy Corp.
5.05%, 03/15/22 (Call 12/15/21)	50	57,044
Dominion Resources Inc./VA Series B
2.75%, 09/15/22 (Call 06/15/22)	400	404,094
DTE Electric Co.
2.65%, 06/15/22 (Call 03/15/22)	150	156,125
DTE Energy Co.
3.30%, 06/15/22 (Call 04/15/22)	75	78,452

288

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
Duke Energy Corp.
3.05%, 08/15/22 (Call 05/15/22)	$267	$277,781
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	70	73,293
Entergy Corp.
4.00%, 07/15/22 (Call 05/15/22)	288	308,564
Exelon Generation Co. LLC
4.25%, 06/15/22 (Call 03/15/22)[a]	195	209,078
Georgia Power Co.
2.85%, 05/15/22	100	104,560
Great Plains Energy Inc.
5.29%, 06/15/22 (Call 03/15/22)[b]	25	28,135
NiSource Finance Corp.
6.13%, 03/01/22[a]	245	293,391
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	200	203,873
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	50	50,960
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)	225	248,451
7.00%, 09/01/22	288	364,404
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	150	153,416
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	200	210,847
PECO Energy Co.
2.38%, 09/15/22 (Call 06/15/22)	100	102,846
PPL Capital Funding Inc.
3.50%, 12/01/22 (Call 09/01/22)	175	185,823
4.20%, 06/15/22 (Call 03/15/22)	325	357,192
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	230	239,174
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	50	51,167
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)	150	170,249
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	150	155,331
Southern California Edison Co. Series B
2.40%, 02/01/22 (Call 12/01/21)	100	103,809
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	97	99,498
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	25	22,750

		5,120,281
ELECTRONICS — 0.72%
Amphenol Corp.
4.00%, 02/01/22 (Call 11/01/21)	7	7,485
Avnet Inc.
4.88%, 12/01/22	175	191,349
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	150	151,702
Jabil Circuit Inc.
4.70%, 09/15/22	123	125,767
Koninklijke Philips NV
3.75%, 03/15/22	278	297,907

		774,210

Security	Principal (000s)	Value
ENGINEERING & CONSTRUCTION — 0.38%
ABB Finance USA Inc.
2.88%, 05/08/22	$393	$409,870

		409,870
ENVIRONMENTAL CONTROL — 0.47%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)[a]	309	328,609
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	163	169,883

		498,492
FOOD — 2.20%
Campbell Soup Co.
2.50%, 08/02/22	100	103,209
ConAgra Foods Inc.
3.25%, 09/15/22	105	108,650
Flowers Foods Inc.
4.38%, 04/01/22 (Call 01/01/22)[a]	200	218,027
JM Smucker Co. (The)
3.00%, 03/15/22	200	210,788
Kraft Heinz Foods Co.
3.50%, 06/06/22	771	829,594
3.50%, 07/15/22 (Call 05/15/22)[d]	150	160,958
Kroger Co. (The)
3.40%, 04/15/22 (Call 01/15/22)	200	214,070
Sysco Corp.
2.60%, 06/12/22	125	127,727
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	347	385,669

		2,358,692
FOREST PRODUCTS & PAPER — 0.47%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	50	53,500
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)	200	207,499
International Paper Co.
4.75%, 02/15/22 (Call 11/15/21)	220	245,179

		506,178
GAS — 0.10%
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	100	102,432

		102,432
HAND & MACHINE TOOLS — 0.37%
Kennametal Inc.
3.88%, 02/15/22 (Call 11/15/21)	75	75,336
Stanley Black & Decker Inc.
2.90%, 11/01/22	306	320,058

		395,394
HEALTH CARE — PRODUCTS — 2.12%
Abbott Laboratories
2.55%, 03/15/22	344	353,433

289

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
Boston Scientific Corp.
3.38%, 05/15/22	$163	$172,613
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	60	64,038
Medtronic Inc.
3.13%, 03/15/22 (Call 12/15/21)	128	136,099
3.15%, 03/15/22	902	962,775
Thermo Fisher Scientific Inc.
3.30%, 02/15/22	304	317,607
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	250	258,546

		2,265,111
HEALTH CARE — SERVICES — 2.29%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	461	469,207
Anthem Inc.
3.13%, 05/15/22[a]	326	339,930
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)	236	257,336
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	220	227,631
Laboratory Corp. of America Holdings
3.20%, 02/01/22	203	210,459
3.75%, 08/23/22 (Call 05/23/22)	78	82,891
UnitedHealth Group Inc.
2.88%, 03/15/22 (Call 12/15/21)	242	253,603
3.35%, 07/15/22	569	610,889

		2,451,946
HOLDING COMPANIES — DIVERSIFIED — 0.18%
Brixmor Operating Partnership LP
3.88%, 08/15/22 (Call 06/15/22)	160	165,040
FS Investment Corp.
4.75%, 05/15/22 (Call 04/15/22)	25	25,271

		190,311
HOME BUILDERS — 0.07%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	76	79,522

		79,522
HOUSEHOLD PRODUCTS & WARES — 0.12%
Church & Dwight Co. Inc.
2.88%, 10/01/22	50	51,611
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	70	73,335

		124,946
HOUSEWARES — 0.15%
Newell Brands Inc.
4.00%, 06/15/22 (Call 03/15/22)	150	159,857

		159,857
INSURANCE — 2.48%
Alleghany Corp.
4.95%, 06/27/22	89	98,422

Security	Principal (000s)	Value
American International Group Inc.
4.88%, 06/01/22	$537	$601,746
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	208	221,646
Berkshire Hathaway Inc.
3.40%, 01/31/22	203	220,469
Chubb INA Holdings Inc.
2.88%, 11/03/22 (Call 09/03/22)	275	289,517
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	183	208,063
Infinity Property & Casualty Corp.
5.00%, 09/19/22	50	52,885
Lincoln National Corp.
4.20%, 03/15/22	100	107,875
Markel Corp.
4.90%, 07/01/22	100	110,621
MetLife Inc.
3.05%, 12/15/22	235	242,934
OneBeacon U.S. Holdings Inc.
4.60%, 11/09/22	100	101,731
Primerica Inc.
4.75%, 07/15/22	125	134,507
Principal Financial Group Inc.
3.30%, 09/15/22	50	51,735
StanCorp Financial Group Inc.
5.00%, 08/15/22	200	215,848

		2,657,999
INTERNET — 1.44%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	488	506,406
Baidu Inc.
3.50%, 11/28/22	200	209,665
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	560	559,652
3.80%, 03/09/22 (Call 02/09/22)	100	106,447
Symantec Corp.
3.95%, 06/15/22 (Call 03/15/22)	150	154,724

		1,536,894
IRON & STEEL — 0.83%
Nucor Corp.
4.13%, 09/15/22 (Call 06/15/22)	195	212,416
Vale Overseas Ltd.
4.38%, 01/11/22[a]	700	679,875

		892,291
LODGING — 0.39%
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	250	250,861
Wyndham Worldwide Corp.
4.25%, 03/01/22 (Call 12/01/21)[a]	156	164,514

		415,375
MACHINERY — 1.32%
Caterpillar Financial Services Corp.
2.85%, 06/01/22	173	180,752
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	100	103,838

290

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	$731	$759,213
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)[a]	123	126,415
John Deere Capital Corp.
2.75%, 03/15/22	155	162,151
Roper Technologies Inc.
3.13%, 11/15/22 (Call 08/15/22)	74	75,405

		1,407,774
MANUFACTURING — 2.36%
3M Co.
2.00%, 06/26/22	236	243,571
Eaton Corp.
2.75%, 11/02/22	502	515,632
General Electric Co.
2.70%, 10/09/22[a]	1,103	1,162,122
3.15%, 09/07/22	292	313,254
Parker-Hannifin Corp.
3.50%, 09/15/22	100	109,318
Pentair Finance SA
3.15%, 09/15/22 (Call 06/15/22)	173	169,206
Tyco Electronics Group SA
3.50%, 02/03/22 (Call 11/03/21)	15	15,711

		2,528,814
MEDIA — 3.90%
21st Century Fox America Inc.
3.00%, 09/15/22	352	369,047
CBS Corp.
3.38%, 03/01/22 (Call 12/01/21)	238	252,234
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (Call 05/23/22)[d]	1,050	1,138,951
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	331	469,360
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)	175	175,399
3.13%, 07/15/22	296	318,380
Discovery Communications LLC
3.30%, 05/15/22	145	146,436
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	231	235,968
Scripps Networks Interactive Inc.
3.50%, 06/15/22 (Call 04/15/22)	25	26,076
Time Warner Inc.
3.40%, 06/15/22	108	115,524
4.00%, 01/15/22	196	214,769
Viacom Inc.
3.13%, 06/15/22 (Call 03/15/22)	50	50,241
Walt Disney Co. (The)
2.35%, 12/01/22	641	666,646

		4,179,031
MINING — 1.40%
Barrick Gold Corp.
3.85%, 04/01/22	74	78,517
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	285	296,825
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[a]	488	510,360

Security	Principal (000s)	Value
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)	$262	$270,706
3.50%, 03/22/22 (Call 12/22/21)	294	313,622
Southern Copper Corp.
3.50%, 11/08/22	30	30,375

		1,500,405
OIL & GAS — 7.18%
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	251	256,278
BP Capital Markets PLC
2.50%, 11/06/22	346	349,379
3.06%, 03/17/22	75	78,480
3.25%, 05/06/22	869	916,383
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)	827	839,898
2.41%, 03/03/22 (Call 01/03/22)	155	158,811
Cimarex Energy Co.
5.88%, 05/01/22 (Call 05/01/17)	171	178,562
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	391	380,112
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)[a]	276	266,340
Exxon Mobil Corp.
2.40%, 03/06/22 (Call 01/06/22)[a]	679	702,337
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	195	202,949
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	374	332,860
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	235	241,434
3.13%, 02/15/22 (Call 11/15/21)	213	225,178
Phillips 66
4.30%, 04/01/22	709	772,839
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	243	253,974
Sasol Financing International PLC
4.50%, 11/14/22[a]	400	401,128
Shell International Finance BV
2.38%, 08/21/22	551	560,162
Total Capital International SA
2.88%, 02/17/22	541	564,820

		7,681,924
OIL & GAS SERVICES — 0.57%
FMC Technologies Inc.
3.45%, 10/01/22 (Call 07/01/22)	97	93,392
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)[a]	549	512,764

		606,156
PACKAGING & CONTAINERS — 0.28%
Packaging Corp. of America
3.90%, 06/15/22 (Call 03/15/22)	150	159,887
WestRock RKT Co.
4.90%, 03/01/22	125	139,634

		299,521

291

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
PHARMACEUTICALS — 5.97%
AbbVie Inc.
2.90%, 11/06/22[a]	$947	$978,204
3.20%, 11/06/22 (Call 09/06/22)	489	511,596
Actavis Funding SCS
3.45%, 03/15/22 (Call 01/15/22)	1,277	1,343,097
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	264	274,366
Baxalta Inc.
3.60%, 06/23/22 (Call 04/23/22)	175	181,599
Bristol-Myers Squibb Co.
2.00%, 08/01/22	291	297,110
Cardinal Health Inc.
3.20%, 06/15/22	25	26,396
Express Scripts Holding Co.
3.90%, 02/15/22	347	375,131
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	642	677,646
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	140	143,333
Merck & Co. Inc.
2.35%, 02/10/22	381	392,354
2.40%, 09/15/22 (Call 06/15/22)	386	398,172
Novartis Capital Corp.
2.40%, 09/21/22	511	530,817
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	250	256,873

		6,386,694
PIPELINES — 3.32%
El Paso Natural Gas Co. LLC
8.63%, 01/15/22	25	29,566
Energy Transfer Partners LP
5.20%, 02/01/22 (Call 11/01/21)	386	406,960
Enterprise Products Operating LLC
4.05%, 02/15/22	231	249,024
Kinder Morgan Energy Partners LP
3.95%, 09/01/22 (Call 06/01/22)	446	453,419
4.15%, 03/01/22	25	25,650
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	216	211,948
Plains All American Pipeline LP/PAA Finance Corp.
3.65%, 06/01/22 (Call 03/01/22)	244	239,198
Regency Energy Partners LP/Regency Energy Finance Corp.
5.00%, 10/01/22 (Call 07/01/22)	88	91,458
5.88%, 03/01/22 (Call 12/01/21)	359	387,576
Sunoco Logistics Partners Operations LP
4.65%, 02/15/22	75	79,964
TransCanada PipeLines Ltd.
2.50%, 08/01/22	227	227,236
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	191	192,147
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	126	120,431
3.60%, 03/15/22 (Call 01/15/22)	550	536,690
Williams Partners LP/ACMP Finance Corp.
6.13%, 07/15/22 (Call 01/15/17)	296	304,880

		3,556,147

Security	Principal (000s)	Value
REAL ESTATE INVESTMENT TRUSTS — 4.05%
Alexandria Real Estate Equities Inc.
4.60%, 04/01/22 (Call 01/01/22)	$313	$337,359
American Tower Corp.
4.70%, 03/15/22	149	165,997
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	75	77,450
Camden Property Trust
2.95%, 12/15/22 (Call 09/15/22)	175	176,653
Crown Castle International Corp.
4.88%, 04/15/22	223	247,468
DDR Corp.
4.63%, 07/15/22 (Call 04/15/22)	175	188,566
Digital Realty Trust LP
3.95%, 07/01/22 (Call 05/01/22)	100	105,899
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	200	213,629
EPR Properties
5.75%, 08/15/22 (Call 05/15/22)	200	217,599
Essex Portfolio LP
3.63%, 08/15/22 (Call 05/15/22)	150	157,959
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)	25	24,823
4.00%, 12/01/22 (Call 10/01/22)	316	332,191
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	123	131,377
Host Hotels & Resorts LP
5.25%, 03/15/22 (Call 12/15/21)	150	165,604
Kimco Realty Corp.
3.40%, 11/01/22 (Call 09/01/22)	75	78,652
Mack-Cali Realty LP
4.50%, 04/18/22 (Call 01/18/22)	25	25,508
National Retail Properties Inc.
3.80%, 10/15/22 (Call 07/15/22)	50	52,497
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)[a]	150	153,007
Select Income REIT
4.15%, 02/01/22 (Call 12/01/21)	125	126,309
Simon Property Group LP
3.38%, 03/15/22 (Call 12/15/21)[a]	220	235,554
UDR Inc.
4.63%, 01/10/22 (Call 10/10/21)	100	110,128
Ventas Realty LP/Ventas Capital Corp.
3.25%, 08/15/22 (Call 05/15/22)	195	201,443
4.25%, 03/01/22 (Call 12/01/21)	118	127,632
Vornado Realty LP
5.00%, 01/15/22 (Call 10/15/21)	200	218,836
Washington Real Estate Investment Trust
3.95%, 10/15/22 (Call 07/15/22)	100	101,425
Weingarten Realty Investors
3.38%, 10/15/22 (Call 07/15/22)	100	101,315
Welltower Inc.
5.25%, 01/15/22 (Call 10/15/21)	236	264,669

		4,339,549
RETAIL — 3.57%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	50	54,139
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	168	179,716

292

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
Costco Wholesale Corp.
2.25%, 02/15/22	$218	$225,116
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	201	209,698
3.50%, 07/20/22 (Call 05/20/22)	679	736,828
4.75%, 12/01/22 (Call 09/01/22)	100	114,377
Home Depot Inc. (The)
2.63%, 06/01/22 (Call 05/01/22)	438	460,564
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)[a]	241	257,703
Macy’s Retail Holdings Inc.
3.88%, 01/15/22 (Call 10/15/21)	108	111,833
McDonald’s Corp.
2.63%, 01/15/22	246	255,055
O’Reilly Automotive Inc.
3.80%, 09/01/22 (Call 06/01/22)	50	53,421
QVC Inc.
5.13%, 07/02/22	200	216,332
Starbucks Corp.
2.70%, 06/15/22 (Call 04/15/22)	92	96,822
Target Corp.
2.90%, 01/15/22	291	308,944
Walgreen Co.
3.10%, 09/15/22	519	542,238

		3,822,786
SAVINGS & LOANS — 0.20%
People’s United Financial Inc.
3.65%, 12/06/22 (Call 09/06/22)	205	212,013

		212,013
SEMICONDUCTORS — 1.78%
Intel Corp.
2.70%, 12/15/22	513	537,163
3.10%, 07/29/22	229	246,098
QUALCOMM Inc.
3.00%, 05/20/22	828	872,615
Texas Instruments Inc.
1.85%, 05/15/22 (Call 04/15/22)	250	251,605

		1,907,481
SOFTWARE — 3.25%
Autodesk Inc.
3.60%, 12/15/22 (Call 09/15/22)	125	128,242
Dun & Bradstreet Corp. (The)
4.38%, 12/01/22 (Call 09/01/22)[a]	25	25,663
Fidelity National Information Services Inc.
4.50%, 10/15/22 (Call 08/15/22)	249	271,193
5.00%, 03/15/22 (Call 03/15/17)	109	113,274
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	116	122,139
Microsoft Corp.
2.13%, 11/15/22	174	176,710
2.38%, 02/12/22 (Call 01/12/22)	183	188,811
2.65%, 11/03/22 (Call 09/03/22)	841	878,030

Security	Principal (000s)	Value
Oracle Corp.
2.50%, 05/15/22 (Call 03/15/22)	$846	$870,607
2.50%, 10/15/22	691	708,973

		3,483,642
TELECOMMUNICATIONS — 4.74%
America Movil SAB de CV
3.13%, 07/16/22	600	625,668
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	591	599,115
3.00%, 02/15/22	450	466,738
3.00%, 06/30/22 (Call 04/30/22)	1,147	1,185,543
3.80%, 03/15/22[a]	330	355,938
Cisco Systems Inc.
3.00%, 06/15/22	203	217,320
Motorola Solutions Inc.
3.75%, 05/15/22[a]	305	310,054
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	188	202,354
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	764	780,248
Vodafone Group PLC
2.50%, 09/26/22	330	332,226

		5,075,204
TRANSPORTATION — 1.62%
Burlington Northern Santa Fe LLC
3.05%, 03/15/22 (Call 12/15/21)	61	65,110
3.05%, 09/01/22 (Call 06/01/22)	320	341,487
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	75	77,004
Canadian Pacific Railway Co.
4.50%, 01/15/22	100	110,779
FedEx Corp.
2.63%, 08/01/22	194	198,268
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	50	51,947
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	258	269,814
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	181	204,292
United Parcel Service Inc.
2.45%, 10/01/22	398	414,660

		1,733,361
TRUCKING & LEASING — 0.10%
GATX Corp.
4.75%, 06/15/22	100	107,507

		107,507

TOTAL CORPORATE BONDS & NOTES (Cost: $100,944,050)		104,874,966

SHORT-TERM INVESTMENTS — 7.42%

MONEY MARKET FUNDS — 7.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[e,f,g]	4,311	4,310,612

293

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

July 31, 2016

Security	Shares (000s)	Value
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[e,f,g]	929	$928,573
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[e,f]	2,702	2,701,512

		7,940,697

TOTAL SHORT-TERM INVESTMENTS (Cost: $7,940,697)		7,940,697

TOTAL INVESTMENTS IN SECURITIES — 105.39% (Cost: $108,884,747)[h]		112,815,663
Other Assets, Less Liabilities — (5.39)%		(5,769,514)

NET ASSETS — 100.00%		$107,046,149

[a]	All or a portion of this security represents a security on loan.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	Affiliated issuer. See Schedule 1.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $108,887,575. Net unrealized appreciation was $3,928,088, of which $3,938,822 represented gross unrealized appreciation on securities and $10,734 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended July 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22	$—	$96	$—	$96	$99,481	$1,444	$—
PNC Funding Corp.
3.30%, 03/08/22	100	535	(100)	535	568,800	7,823	(830)

					$668,281	$9,267	$(830)

294

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

July 31, 2016

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$104,874,966	$—	$104,874,966
Money market funds	7,940,697	—	—	7,940,697

Total	$7,940,697	$104,874,966	$—	$112,815,663

295

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

July 31, 2016

Security	Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.77%

ALABAMA — 0.87%
Alabama Federal Aid Highway Finance Authority GO
4.00%, 09/01/22	$100	$115,228
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/22	25	30,262
Alabama Public School & College Authority RB
Series A
5.00%, 02/01/22	15	18,082
Series B
5.00%, 05/01/22	160	194,046

		357,618
ALASKA — 0.22%
Alaska Municipal Bond Bank Authority RB
5.00%, 07/01/22	20	24,250
Municipality of Anchorage AK GO
Series B
5.00%, 09/01/22	55	67,115

		91,365
ARIZONA — 1.74%
Arizona Board of Regents COP
Series A
5.00%, 06/01/22	30	36,206
Arizona State University RB
Series A
5.00%, 07/01/22	45	54,913
City of Chandler AZ GOL
4.00%, 07/01/22	95	111,141
City of Phoenix AZ GO
4.00%, 07/01/22	25	29,107
City of Phoenix AZ GOL
Series C
4.00%, 07/01/22	80	93,142
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/22	75	91,607
Series B
5.00%, 07/01/22	55	67,248
City of Tempe AZ GO
4.50%, 07/01/22	30	35,843
City of Tucson AZ Water System Revenue RB
5.00%, 07/01/22	40	48,844
County of Pima AZ GOL
4.00%, 07/01/22	35	40,446
State of Arizona COP
5.00%, 09/01/22	30	36,543
University of Arizona RB
Series A
5.00%, 06/01/22	55	67,043

		712,083

Security	Principal (000s)	Value
ARKANSAS — 0.24%
State of Arkansas GO
5.00%, 10/01/22	$30	$37,079
University of Arkansas RB
5.00%, 11/01/22	25	30,626
Series A
5.00%, 11/01/22	25	30,626

		98,331
CALIFORNIA — 11.64%
Alameda Corridor Transportation Authority RB
Series A
5.00%, 10/01/22	50	61,378
Alameda Unified School District-Alameda County/CA GO
Series A
0.00%, 08/01/22 (AGM)	110	101,059
Benicia Unified School District GO
Series A
0.00%, 08/01/22 (NPFGC)	25	22,395
Beverly Hills Unified School District CA GO
0.00%, 08/01/22	60	54,888
Burbank Unified School District GO
Series C
0.00%, 08/01/22 (NPFGC)	20	18,296
California Health Facilities Financing Authority RB
5.00%, 03/01/22	110	133,248
Series A
5.00%, 10/01/22	20	24,790
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/22	30	37,221
California State Public Works Board RB
Series A
4.00%, 04/01/22	20	23,154
5.00%, 04/01/22	80	97,001
Series B
5.00%, 10/01/22	65	79,706
Series D
5.00%, 09/01/22	60	73,440
Series H
5.00%, 12/01/22	80	98,450
California State University RB
Series C
5.00%, 11/01/22 (AGM)	30	37,234
California Statewide Communities Development Authority RB
5.00%, 05/15/22	50	59,817
Carlsbad Unified School District GO
0.00%, 05/01/22 (NPFGC)	100	91,116

296

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

July 31, 2016

Security	Principal (000s)	Value
City & County of San Francisco CA COP
Series R-1
5.00%, 09/01/22	$45	$55,189
City & County of San Francisco CA GO
5.00%, 06/15/22	25	30,743
City of Los Angeles Department of Airports RB
5.00%, 05/15/22	20	24,387
Series C
5.00%, 05/15/22	20	24,387
City of Sacramento CA Water Revenue RB
5.00%, 09/01/22	55	67,477
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/22	25	29,401
City of Santa Clara CA Electric Revenue RB
Series A
5.00%, 07/01/22	50	60,911
Corona-Norca Unified School District GO
Series C
0.00%, 08/01/22 (AGM)	100	90,612
County of Los Angeles CA COP
5.00%, 09/01/22	20	24,432
County of Santa Clara CA GO
Series B
5.00%, 08/01/22	40	49,424
East Bay Municipal Utility District Water System Revenue RB
Series B
5.00%, 06/01/22	60	73,901
Encinitas Union School District/CA GO
0.00%, 08/01/22	60	54,367
Foothill-De Anza Community College District GO
5.00%, 08/01/22	20	24,633
Healdsburg Unified School District GO
Series A
0.00%, 08/01/22	80	72,490
Las Virgenes Unified School District GO
0.00%, 11/01/22 (AGM)	55	49,259
Series D
0.00%, 09/01/22 (NPFGC)	100	89,411
Los Angeles Community College District/CA GO
Series A
5.00%, 08/01/22	65	80,161
Los Angeles County Public Works Financing Authority RB
Series D
5.00%, 12/01/22	50	61,703

Security	Principal (000s)	Value
Los Angeles County Redevelopment Refunding Authority RB
5.00%, 12/01/22	$25	$30,494
Los Angeles Department of Water & Power RB
4.00%, 07/01/22	45	52,787
5.00%, 07/01/22	50	61,522
Los Angeles Unified School District/CA GO
Series A
5.00%, 07/01/22	45	55,326
Series C
5.00%, 07/01/22	65	79,916
Manhattan Beach Unified School District GO
0.00%, 09/01/22	25	22,484
Milpitas Redevelopment Agency Successor Agency TA
5.00%, 09/01/22	30	36,667
Morgan Hill Redevelopment Agency Successor Agency RB
Series A
5.00%, 09/01/22	50	60,817
Mount Diablo Unified School District/CA GO
Series A
0.00%, 08/01/22	160	143,328
New Haven Unified School District GO
0.00%, 08/01/22	50	44,790
Oxnard Financing Authority RB
5.00%, 06/01/22	20	23,850
Poway Redevelopment Agency Successor Agency RB
Series A
5.00%, 06/15/22	25	30,464
Redwood City Elementary School District/CA GO
0.00%, 08/01/22 (NPFGC)	40	35,664
Sacramento City Financing Authority RB
Series E
5.25%, 12/01/22 (AMBAC)	50	61,978
San Diego County Water Authority Financing Corp. RB
5.00%, 05/01/22	65	79,684
San Diego Regional Building Authority RB
Series A
5.00%, 10/15/22	20	24,704
San Francisco Bay Area Rapid Transit District RB
Series A
5.00%, 07/01/22	25	30,826
San Jose Financing Authority RB
Series A
5.00%, 06/01/22	40	48,626

297

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

July 31, 2016

Security	Principal (000s)	Value
San Juan Unified School District GO
0.00%, 08/01/22 (AGM)	$25	$22,678
San Mateo County Community College District GO
4.00%, 09/01/22	30	35,414
Series A
0.00%, 09/01/22 (NPFGC)	75	68,698
Santa Ana Unified School District GO
Series B
0.00%, 08/01/22 (NPFGC)	40	35,832
Santa Monica Community College District GO
Series E
0.00%, 08/01/22	50	45,565
Santa Monica-Malibu Unified School District GO
0.00%, 08/01/22 (NPFGC)	55	50,122
Saratoga Union School District GO
Series A
0.00%, 09/01/22 (NPFGC)	70	63,565
Sierra Joint Community College District School Facilities District No. 2 GO
Series B
0.00%, 08/01/22 (NPFGC)	50	45,059
State of California Department of Water Resources Power Supply Revenue RB
Series O
5.00%, 05/01/22	135	165,808
State of California Department of Water Resources RB
Series AS
5.00%, 12/01/22	25	31,143
State of California GO
4.00%, 02/01/22	30	34,723
5.00%, 03/01/22	25	30,335
5.00%, 05/01/22	205	249,770
5.00%, 08/01/22	30	36,773
5.00%, 09/01/22	355	436,004
5.00%, 10/01/22	180	221,506
5.25%, 09/01/22	65	80,786
5.25%, 10/01/22	60	74,727
University of California RB
4.00%, 05/15/22	20	23,357
Series G
5.00%, 05/15/22	40	49,009
Ventura County Community College District GO
Series C
0.00%, 08/01/22	50	45,194
William S Hart Union High School District GO
Series B
0.00%, 09/01/22 (AGM)	25	22,353

		4,768,429

Security	Principal (000s)	Value
COLORADO — 0.96%
Board of Governors of Colorado State University System RB
Series A
5.00%, 03/01/22	$35	$42,363
City & County of Denver CO GO
0.00%, 01/29/22	20	18,556
City & County of Denver Co. Airport System Revenue RB Series B
5.00%, 11/15/22	125	152,411
City of Colorado Springs CO Utilities System Revenue RB Series A
5.00%, 11/15/22	20	24,640
E-470 Public Highway Authority RB Series B
0.00%, 09/01/22 (NPFGC)	90	80,648
University of Colorado RB
5.00%, 06/01/22	60	73,519

		392,137
CONNECTICUT — 1.68%
Connecticut State Health & Educational Facility Authority RB Series E
5.00%, 07/01/22	75	91,582
State of Connecticut GO Series A
4.00%, 03/01/22	50	56,908
5.00%, 10/15/22	135	162,967
Series C
5.00%, 06/15/22	90	107,913
Series D
5.00%, 06/15/22	20	23,981
Series E
5.00%, 08/15/22	30	36,095
State of Connecticut Special Tax Revenue RB
5.00%, 09/01/22	140	170,289
Series B
5.00%, 08/01/22	30	36,423

		686,158
DELAWARE — 0.39%
Delaware Transportation Authority RB
5.00%, 06/01/22	50	60,508
5.00%, 07/01/22	55	67,213
State of Delaware GO Series B
5.00%, 07/01/22	25	30,777

		158,498
DISTRICT OF COLUMBIA — 1.32%
District of Columbia GO Series A
5.00%, 06/01/22	90	109,878

298

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

July 31, 2016

Security	Principal (000s)	Value
District of Columbia RB
5.00%, 07/15/22	$30	$36,486
Series A
4.00%, 12/01/22	50	58,517
Series C
4.00%, 12/01/22	25	29,225
5.00%, 12/01/22	30	37,060
District of Columbia Water & Sewer Authority RB Series A
5.00%, 10/01/22	40	49,116
Series C
5.00%, 10/01/22	60	73,675
Metropolitan Washington Airports Authority RB Series C
5.00%, 10/01/22	120	146,729

		540,686
FLORIDA — 10.03%
Board of Governors State University System of Florida RB Series A
5.00%, 07/01/22	30	36,527
Broward Country FL Water & Sewer Utility Revenue RB
5.00%, 10/01/22	65	79,771
Citizens Property Insurance Corp. RB Series A-1
5.00%, 06/01/22	35	42,246
City of Jacksonville FL RB
5.00%, 10/01/22	220	267,917
Series A
4.00%, 10/01/22	50	58,070
Series C
5.00%, 10/01/22	100	122,274
City of Tallahassee FL Energy System Revenue RB
5.00%, 10/01/22	15	18,348
City of Tampa FL RB
5.00%, 10/01/22	70	85,173
Series B
5.00%, 10/01/22	25	30,419
County of Broward FL Airport System Revenue RB Series C
5.00%, 10/01/22	50	61,112
Series P-2
5.00%, 10/01/22	25	30,398
Series Q-1
5.00%, 10/01/22	50	61,012
County of Hillsborough FL RB
5.00%, 11/01/22	20	24,342

Security	Principal (000s)	Value
County of Lee FL Transportation Facilities Revenue RB
5.00%, 10/01/22 (AGM)	$50	$60,755
County of Miami-Dade FL Aviation Revenue RB Series B
5.00%, 10/01/22	140	170,115
County of Miami-Dade FL RB Series A
5.00%, 10/01/22	45	54,502
County of Miami-Dade FL Transit System RB
5.00%, 07/01/22	40	48,309
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/22	30	36,662
Series B
5.25%, 10/01/22 (AGM)	125	154,694
County of Orange FL Sales Tax Revenue RB Series C
5.00%, 01/01/22	30	36,072
County of Orange FL Tourist Development Tax Revenue RB
5.00%, 10/01/22	90	109,703
County of Palm Beach FL RB
5.00%, 06/01/22	50	61,043
5.00%, 11/01/22	45	55,239
Series A
5.00%, 11/01/22	25	30,824
County of Palm Beach FL Water & Sewer Revenue RB
4.00%, 10/01/22	30	35,192
County of Pasco FL Water & Sewer Revenue RB Series A
5.00%, 10/01/22	30	36,737
County of Sarasota FL RB
5.00%, 10/01/22	55	67,397
Florida Department of Environmental Protection RB Series A
5.00%, 07/01/22	130	158,077
Florida Department of Management Services COP Series A
5.00%, 08/01/22	20	24,373
Florida Municipal Power Agency RB Series A
5.00%, 10/01/22	25	30,312
Florida State University Housing Facility Revenue RB Series A
5.00%, 05/01/22	80	97,023

299

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

July 31, 2016

Security	Principal (000s)	Value
Florida’s Turnpike Enterprise RB Series A
5.00%, 07/01/22	$130	$158,785
Jacksonville Transportation Authority RB
5.00%, 08/01/22	50	60,932
JEA Electric System Revenue RB Series A
5.00%, 10/01/22	140	170,903
JEA Water & Sewer System Revenue RB Series A
5.00%, 10/01/22	100	123,075
Miami-Dade County Educational Facilities Authority Revenue RB
5.25%, 04/01/22	65	77,932
Miami-Dade County Expressway Authority RB Series A
5.00%, 07/01/22	45	54,361
Series B
5.00%, 07/01/22	15	18,116
Orlando Utilities Commission RB
Series A
5.00%, 10/01/22	65	79,858
Series C
4.00%, 10/01/22	25	29,229
5.00%, 10/01/22	55	67,572
Orlando-Orange County Expressway Authority RB
5.00%, 07/01/22	105	127,377
Series B
5.00%, 07/01/22	35	42,515
Palm Beach County School District COP
Series B
5.00%, 08/01/22	100	120,977
Series D
5.00%, 08/01/22	65	78,635
Reedy Creek Improvement District GOL Series B
4.00%, 06/01/22	25	28,823
School Board of Miami-Dade County (The) COP
5.00%, 11/01/22	50	60,476
School Board of Miami-Dade County (The) GO
5.00%, 03/15/22	70	84,002
School District of Broward County/FL COP
Series A
5.00%, 07/01/22	80	96,643
Series B
5.00%, 07/01/22	20	24,161
State of Florida GO
5.00%, 06/01/22	85	103,774
Series A
5.00%, 06/01/22	55	67,148

Security	Principal (000s)	Value
State of Florida Lottery Revenue RB Series A
5.00%, 07/01/22	$90	$109,928
Volusia County School Board COP Series A
5.00%, 08/01/22	115	139,685

		4,109,545
GEORGIA — 0.71%
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/22	30	36,911
Georgia State Road & Tollway Authority RB Series B
5.00%, 10/01/22 (GTD)	30	37,261
Gwinnett County Development Authority COP
5.25%, 01/01/22 (NPFGC)	25	30,270
Municipal Electric Authority of Georgia RB Series A
5.00%, 11/01/22	120	146,764
State of Georgia GO Series C
4.00%, 09/01/22	35	41,112

		292,318
HAWAII — 1.27%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/22	50	61,007
Series A
5.00%, 07/01/22	20	24,377
City & County of Honolulu HI GO
Series A
5.00%, 11/01/22	25	30,807
Series B
5.00%, 10/01/22	50	61,496
Honolulu City & County Board of Water Supply RB Series A
5.00%, 07/01/22	20	24,377
State of Hawaii GO
Series EE
4.00%, 11/01/22	25	29,203
Series EF
5.00%, 11/01/22	50	61,613
Series EP
5.00%, 08/01/22	110	134,764
Series FE
5.00%, 10/01/22	75	92,243

		519,887
IDAHO — 0.09%
Idaho Housing & Finance Association RB
5.00%, 07/15/22	30	35,956

		35,956

300

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

July 31, 2016

Security	Principal (000s)	Value
ILLINOIS — 2.39%
Chicago O’Hare International Airport RB Series 2015B
5.00%, 01/01/22	$45	$53,742
Series B
5.00%, 01/01/22	100	119,194
Series D
5.00%, 01/01/22	40	47,678
Illinois Finance Authority RB
5.00%, 07/01/22	25	30,423
5.00%, 10/01/22	25	30,213
Illinois State Toll Highway Authority RB Series A
5.00%, 12/01/22	55	67,121
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/22	45	38,362
0.00%, 06/15/22 (NPFGC)	45	50,885
Regional Transportation Authority RB Series A
5.50%, 07/01/22 (NPFGC)	55	67,985
State of Illinois GO
0.00%, 08/01/22	100	85,974
5.00%, 02/01/22	25	27,928
5.00%, 03/01/22	50	55,919
5.00%, 05/01/22	50	56,044
Series A
4.00%, 01/01/22	80	84,797
State of Illinois RB
5.00%, 06/15/22	135	161,710

		977,975
INDIANA — 0.96%
Ball State University RB
5.00%, 07/01/22	30	36,355
Indiana Finance Authority RB
5.00%, 12/01/22	50	61,255
Series A
5.00%, 10/01/22	155	188,444
Indiana University RB Series A
5.00%, 06/01/22	25	30,522
Indianapolis Local Public Improvement Bond Bank RB Series A
5.50%, 01/01/22 (NPFGC)	25	30,160
Series E
0.00%, 02/01/22	50	45,633

		392,369
IOWA — 0.84%
Ankeny Community School District GO Series A
4.00%, 06/01/22	25	28,805
City of Des Moines IA GO Series E
5.00%, 06/01/22	85	103,612
Des Moines Independent Community School District RB
5.00%, 06/01/22	25	30,188
Iowa City Community School District RB
5.00%, 06/01/22	100	121,068
Iowa State Board of Regents RB
4.00%, 09/01/22	50	58,100

		341,773

Security	Principal (000s)	Value
KANSAS — 0.07%
Wyandotte County-Kansas City Unified Government Utility System Revenue RB Series A
5.00%, 09/01/22	$25	$30,295

		30,295
KENTUCKY — 0.29%
Kentucky State Property & Building Commission RB Series B
5.00%, 11/01/22	100	120,511

		120,511
LOUISIANA — 1.12%
East Baton Rouge Sewerage Commission RB Series B
5.00%, 02/01/22	20	24,060
Louisiana Office Facilities Corp. RB
5.00%, 11/01/22	50	60,355
Louisiana State University & Agricultural & Mechanical College RB
5.00%, 07/01/22	20	23,903
State of Louisiana Gasoline & Fuels Tax Revenue RB
4.00%, 05/01/22	70	80,757
State of Louisiana GO Series A
5.00%, 08/01/22	100	120,321
Series B
5.00%, 08/01/22	50	60,160
Series C
4.00%, 07/15/22	50	57,259
State of Louisiana RB Series A
5.00%, 06/15/22	25	30,281

		457,096
MAINE — 0.79%
Maine Municipal Bond Bank RB Series A
5.00%, 09/01/22	25	30,491
Series B
5.00%, 11/01/22	30	36,846
Series C
5.00%, 11/01/22	115	140,932
Maine Turnpike Authority RB
5.00%, 07/01/22	95	116,096

		324,365
MARYLAND — 3.25%
City of Baltimore MD GO Series B
5.00%, 10/15/22	35	43,039
City of Baltimore MD RB Series A
5.00%, 07/01/22	115	140,168
Series D
5.00%, 07/01/22	50	60,942
County of Anne Arundel MD GOL
5.00%, 04/01/22	105	128,380
County of Baltimore MD COP
5.00%, 10/01/22	60	73,234
County of Baltimore MD GO Series B
5.00%, 08/01/22	35	42,994

301

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

July 31, 2016

Security	Principal (000s)	Value
County of Baltimore MD RB
4.00%, 09/01/22	$30	$35,161
5.00%, 07/01/22	40	48,754
State of Maryland GO
Series A
5.00%, 03/01/24 (PR 03/01/22)	500	609,265
Series B
5.00%, 08/01/22	100	123,298
Series C
5.00%, 08/01/22	20	24,660

		1,329,895
MASSACHUSETTS — 1.45%
Boston Water & Sewer Commission RB Series A
4.25%, 11/01/22	40	47,997
Commonwealth of Massachusetts GO Series C
5.50%, 12/01/22	50	63,349
Commonwealth of Massachusetts GOL
Series B
5.00%, 08/01/22	90	110,340
Series C
5.00%, 08/01/22	130	159,380
Massachusetts Bay Transportation Authority RB
Series A
5.25%, 07/01/22	30	37,091
Series B
5.25%, 07/01/22	50	61,817
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/22	75	92,374
Massachusetts Department of Transportation RB Series C
0.00%, 01/01/22 (NPFGC)	25	23,154

		595,502
MICHIGAN — 0.82%
Michigan State Building Authority RB
5.00%, 10/15/22	60	73,114
Michigan State University RB Series A
5.00%, 08/15/22	70	85,655
State of Michigan GO Series A
5.00%, 12/01/22	50	61,732
State of Michigan Trunk Line Revenue RB
5.00%, 11/15/22	95	116,976

		337,477
MINNESOTA — 0.84%
Minnesota Municipal Power Agency RB Series A
5.00%, 10/01/22	25	30,361

Security	Principal (000s)	Value
Southern Minnesota Municipal Power Agency RB
0.00%, 01/01/22	$50	$45,886
State of Minnesota GO Series B
5.00%, 08/01/22	100	123,035
State of Minnesota RB Series A
5.00%, 06/01/22	75	91,423
Western Minnesota Municipal Power Agency RB Series A
5.00%, 01/01/22	45	54,186

		344,891
MISSISSIPPI — 0.29%
Mississippi Development Bank SO
5.00%, 01/01/22	35	41,900
State of Mississippi GO Series C
5.00%, 10/01/22	20	24,598
Series F
4.00%, 11/01/22	45	52,625

		119,123
MISSOURI — 0.55%
Health & Educational Facilities Authority of the State of Missouri RB Series A
5.00%, 11/15/22	30	36,181
Metropolitan St. Louis Sewer District RB Series B
5.00%, 05/01/22	50	61,045
Missouri State Environmental Improvement & Energy Resources Authority RB
4.00%, 01/01/22	25	28,906
University of Missouri RB Series A
5.00%, 11/01/22	80	98,854

		224,986
MONTANA — 0.30%
Montana Department of Transportation RB
5.00%, 06/01/22	100	120,687

		120,687
NEBRASKA — 0.99%
City of Lincoln NE Electric System Revenue RB
5.00%, 09/01/22	20	24,511
City of Omaha NE GO Series B
5.00%, 11/15/22	110	135,596
Metropolitan Utilities District of Omaha RB
5.00%, 12/01/22	25	30,477
Nebraska Public Power District RB Series A
5.00%, 01/01/22	80	96,051

302

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

July 31, 2016

Security	Principal (000s)	Value
Omaha Public Power District Nebraska City Station Unit 2 RB Series A
5.00%, 02/01/22	$70	$84,336
Omaha Public Power District RB Series AA
5.00%, 02/01/22	30	36,235

		407,206
NEVADA — 2.04%
Clark County School District GOL Series B
5.00%, 06/15/22	100	121,193
County of Clark Department of Aviation RB
5.00%, 07/01/22	25	30,145
County of Clark NV GOL
5.00%, 11/01/22	120	147,060
Series A
5.00%, 07/01/22	55	66,896
County of Clark NV RB
5.00%, 07/01/22	105	127,411
State of Nevada GOL
5.00%, 03/01/22	70	84,810
Series B
4.00%, 08/01/22	25	29,117
Series C
5.00%, 08/01/22	80	97,906
State of Nevada Highway Improvement Revenue RB
4.00%, 12/01/22	40	46,894
5.00%, 12/01/22	20	24,665
Washoe County School District/NV GOL Series A
5.00%, 06/01/22 (PSF)	50	60,822

		836,919
NEW JERSEY — 1.18%
New Jersey Economic Development Authority RB
5.00%, 06/15/22	50	57,041
Series II
5.00%, 03/01/22	30	33,806
Series NN
5.00%, 03/01/22	190	214,105
Series XX
4.00%, 06/15/22	40	43,069
New Jersey Transportation Trust Fund Authority RB Series AA
5.00%, 06/15/22	15	17,023
5.00%, 06/15/22 (SAP)	25	28,372
State of New Jersey GO
5.25%, 08/01/22	25	30,022
Series T
5.00%, 06/01/22	50	59,152

		482,590

Security	Principal (000s)	Value
NEW MEXICO — 0.37%
State of New Mexico Severance Tax Permanent Fund RB Series A
5.00%, 07/01/22	$75	$91,222
University of New Mexico (The) RB Series C
5.00%, 06/01/22	50	60,822

		152,044
NEW YORK — 10.88%
City of New York NY GO Series 1
5.00%, 08/01/22	130	158,626
Series A
5.00%, 08/01/22	75	91,515
Series E
5.00%, 08/01/22	85	103,717
5.25%, 08/01/22	290	358,048
Series H
5.00%, 08/01/22	140	170,828
Series J
5.00%, 08/01/22	100	122,020
County of Nassau NY GOL Series B
5.00%, 04/01/22	110	131,754
Long Island Power Authority RB
5.00%, 09/01/22	65	78,738
Series B
5.00%, 09/01/22	40	48,454
Metropolitan Transportation Authority RB
5.00%, 11/15/22	25	30,649
5.25%, 11/15/22	35	43,437
Series B
5.00%, 11/15/22	25	30,649
Series C
5.00%, 11/15/22	90	110,337
Series D-1
5.00%, 11/01/22	120	146,993
Series F
5.00%, 11/15/22	140	171,636
Nassau County Interim Finance Authority RB
4.00%, 11/15/22	70	83,038
New York City Transitional Finance Authority Building Aid Revenue RB Series S-1
5.00%, 07/15/22	75	91,569
Series S-2
5.00%, 07/15/22 (SAW)	25	30,523
New York City Transitional Finance Authority Future Tax Secured Revenue RB
4.00%, 08/01/22	50	58,595
5.00%, 02/01/22	95	115,305
5.00%, 08/01/22	25	30,717
5.00%, 11/01/22	30	37,074

303

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

July 31, 2016

Security	Principal (000s)	Value
Series A-1
5.00%, 08/01/22	$40	$49,146
Series C
5.00%, 11/01/22	25	30,895
New York City Water & Sewer System RB Series DD
4.00%, 06/15/22	10	11,662
5.00%, 06/15/22	40	48,920
Series EE
4.00%, 06/15/22	20	23,324
New York Convention Center Development Corp. RB
5.00%, 11/15/22	95	116,282
New York Municipal Bond Bank Agency RB
5.00%, 12/01/22 (SAW)	55	67,162
New York Power Authority (The) RB Series A
5.00%, 11/15/22	25	30,871
New York State Dormitory Authority RB Series A
0.00%, 05/15/22 (NPFGC)	25	23,061
Series A
5.00%, 02/15/22	25	30,358
5.00%, 03/15/22	120	146,026
5.00%, 07/01/22	215	262,489
5.00%, 10/01/22	50	61,045
Series C
5.00%, 03/15/22	30	36,506
New York State Environmental Facilities Corp. RB
4.00%, 11/15/22	65	76,715
New York State Thruway Authority Highway & Bridge Trust Fund RB Series A
5.00%, 04/01/22	55	67,001
New York State Thruway Authority RB
Series A
5.00%, 03/15/22	50	60,844
Series I
5.00%, 01/01/22	35	42,227
Series K
4.00%, 01/01/22	80	92,315
New York State Urban Development Corp. RB
Series A
5.00%, 03/15/22	275	334,642
Series A-2
5.50%, 03/15/22	35	43,589
Port Authority of New York & New Jersey RB Series 179
5.00%, 12/01/22	25	30,902
Sales Tax Asset Receivable Corp. RB Series A
5.00%, 10/15/22	125	154,979
Triborough Bridge & Tunnel Authority RB
Series A
5.00%, 11/15/22	175	215,617

Security	Principal (000s)	Value
Series B-1
5.00%, 11/15/22	$125	$154,611

		4,455,411
NORTH CAROLINA — 2.36%
City of Charlotte NC COP Series C
4.00%, 06/01/22	30	34,676
City of Raleigh NC GOL Series A
4.00%, 10/01/22	20	23,305
County of Boncombe NC GOL
5.00%, 06/01/22	20	24,304
County of Buncombe NC RB
5.00%, 06/01/22	100	121,518
County of Forsyth NC GO
5.00%, 12/01/22	55	68,361
County of Mecklenburg NC RB Series A
5.00%, 10/01/22	110	134,336
County of Wake NC RB Series A
5.00%, 12/01/22	85	104,944
North Carolina Medical Care Commission RB Series A
5.00%, 10/01/22	115	140,137
North Carolina Municipal Power Agency No. 1 RB
Series B
5.00%, 01/01/22	75	90,136
Series E
5.00%, 01/01/22	25	30,045
State of North Carolina RB Series C
5.00%, 05/01/22	160	194,843

		966,605
OHIO — 3.07%
City of Cincinnati OH GO Series A
4.00%, 12/01/22	50	58,450
City of Columbus OH GO
Series 1
5.00%, 07/01/22	30	36,855
Series A
5.00%, 08/15/22	60	73,931
City of Columbus OH GOL
4.00%, 07/01/22	30	35,060
Kent State University RB Series A
4.00%, 05/01/22	50	57,573
Ohio Higher Educational Facility Commission RB
5.00%, 01/01/22	65	78,118
5.00%, 12/01/22	25	30,764
Ohio Water Development Authority RB
5.50%, 12/01/22	60	76,285
Series A
5.00%, 06/01/22	35	42,908

304

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

July 31, 2016

Security	Principal (000s)	Value
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/22	$150	$185,712
Series 2015A
5.00%, 06/01/22	30	36,702
State of Ohio GO
Series A
5.00%, 08/01/22	35	42,994
5.00%, 09/01/22	50	61,442
5.00%, 09/15/22	105	129,357
Series B
5.00%, 08/01/22	190	233,394
Series C
4.25%, 09/15/22	25	29,593
State of Ohio RB Series A
5.00%, 04/01/22	40	48,244

		1,257,382
OKLAHOMA — 0.64%
Grand River Dam Authority RB
4.00%, 06/01/22	10	11,492
Oklahoma Capital Improvement Authority RB Series C
4.00%, 07/01/22	60	69,169
Oklahoma City Water Utilities Trust RB
5.00%, 07/01/22	100	122,592
Oklahoma Municipal Power Authority RB Series B
5.00%, 01/01/22	25	29,828
University of Oklahoma (The) RB Series C
5.00%, 07/01/22	25	30,359

		263,440
OREGON — 1.11%
Clackamas & Washington Counties School District No. 3 GO Series A
0.00%, 06/15/22 (NPFGC GTD)	55	50,786
Clackamas Community College District GO Series B
0.00%, 06/15/22 (GTD)	25	23,085
County of Washington OR GOL
5.00%, 06/01/22	50	60,980
Oregon State Lottery RB Series B
5.00%, 04/01/22	35	42,642
Port of Portland OR RB Series 23
5.00%, 07/01/22	75	91,294
Salem-Keizer School District No. 24J GO Series B
0.00%, 06/15/22 (GTD)	130	119,410
State of Oregon Department of Transportation RB Series A
5.00%, 11/15/22	30	37,104

Security	Principal (000s)	Value
State of Oregon GO Series F
5.00%, 05/01/22	$25	$30,585

		455,886
PENNSYLVANIA — 1.57%
Bucks County Water & Sewer Authority RB
4.00%, 06/01/22	100	114,599
Commonwealth of Pennsylvania GO
5.00%, 07/01/22	20	23,896
First Series
5.00%, 04/01/22	10	11,886
5.00%, 06/01/22	50	59,638
5.00%, 06/15/22	45	53,717
5.00%, 09/15/22	100	119,978
Second Series
5.00%, 10/15/22	100	120,176
Pennsylvania Higher Educational Facilities Authority RB Series A
4.00%, 12/01/22	40	46,707
Pennsylvania Turnpike Commission RB
5.00%, 12/01/22	25	30,510
Series B
5.00%, 12/01/22	50	61,019

		642,126
RHODE ISLAND — 0.36%
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB Series B
5.00%, 10/01/22	20	24,625
State of Rhode Island COP Series A
5.00%, 10/01/22	50	60,361
State of Rhode Island GO Series A
5.00%, 05/01/22	50	60,505

		145,491
SOUTH CAROLINA — 1.79%
Beaufort County School District/SC GO Series A
5.00%, 03/01/22	35	42,468
Charleston Educational Excellence Finance Corp. RB
5.00%, 12/01/22	110	135,212
City of Columbia SC Waterworks & Sewer System Revenue RB
4.00%, 02/01/22	85	98,234
Greenville County School District RB
5.00%, 12/01/22	75	91,733
Piedmont Municipal Power Agency RB
0.00%, 01/01/22	25	22,661
SCAGO Educational Facilities Corp. for Pickens School District RB
5.00%, 12/01/22	70	84,949

305

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

July 31, 2016

Security	Principal (000s)	Value
South Carolina Public Service Authority RB Series A
5.00%, 12/01/22	$85	$104,012
South Carolina Transportation Infrastructure Bank RB Series B
5.00%, 10/01/22	125	152,759

		732,028
TENNESSEE — 0.69%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB Series D
5.00%, 10/01/22	20	24,598
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/22	30	36,720
Tennessee Energy Acquisition Corp. RB Series C
5.00%, 02/01/22	30	35,182
Tennessee State School Bond Authority RB
5.00%, 11/01/22	90	110,905
5.00%, 11/01/22	60	73,936

		281,341
TEXAS — 14.10%
Aldine Independent School District GO
5.00%, 02/15/22 (PSF)	15	18,171
Austin Community College District GOL
5.00%, 08/01/22	35	42,585
Austin Independent School District GO Series B
5.00%, 08/01/22	65	79,295
Birdville Independent School District GO
Series A
5.00%, 02/15/22 (PSF)	70	84,797
Series B
5.00%, 02/15/22 (PSF)	35	42,399
Canadian River Municipal Water Authority Corp. RB
5.00%, 02/15/22	100	120,653
Central Texas Regional Mobility Authority RB
5.00%, 01/01/22	50	59,424
Series A
5.00%, 01/01/22	10	11,919
Central Texas Turnpike System RB
0.00%, 08/15/22	115	102,920
City of Austin TX Electric Utility Revenue RB
5.00%, 11/15/22	100	122,937

Security	Principal (000s)	Value
City of Austin TX GOL
4.50%, 09/01/22	$40	$47,953
5.00%, 09/01/22	75	92,113
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/22	20	24,558
Series A
5.00%, 05/15/22	40	48,557
5.00%, 11/15/22	70	85,954
City of Brownsville TX Utilities System Revenue RB
5.00%, 09/01/22	15	18,186
City of Corpus Christi TX Utility System Revenue RB Series C
5.00%, 07/15/22	25	30,090
City of Dallas TX GOL
5.00%, 02/15/22	165	199,682
City of Dallas TX Waterworks & Sewer System Revenue RB Series A
5.00%, 10/01/22	30	36,857
City of El Paso TX GOL
5.00%, 08/15/22	95	115,688
City of El Paso TX Water & Sewer Revenue RB
5.00%, 03/01/22	15	18,101
City of Fort Worth TX Water & Sewer System Revenue RB
5.00%, 02/15/22	20	24,204
City of Garland TX Water & Sewer System Revenue RB
5.00%, 03/01/22	50	60,217
City of Houston TX Airport System Revenue RB
5.00%, 07/01/22	25	29,988
City of Houston TX Combined Utility System Revenue RB
Series B
5.00%, 11/15/22	25	30,732
Series C
5.00%, 05/15/22	200	242,784
City of Houston TX GOL Series A
5.00%, 03/01/22	115	137,879
City of Houston TX RB
5.00%, 09/01/22	40	47,902
City of Lubbock TX GOL
5.00%, 02/15/22	55	66,560
City of Plano TX GOL
5.00%, 09/01/22	50	61,211

306

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

July 31, 2016

Security	Principal (000s)	Value
City of San Antonio TX GOL
5.00%, 02/01/22	$20	$24,216
City Public Service Board of San Antonio TX RB
5.00%, 02/01/22	165	199,292
Comal Independent School District GO Series A
5.00%, 02/01/22 (PSF)	100	121,021
County of Fort Bend TX GO
5.00%, 03/01/22	35	42,278
County of Harris TX GOL Series B
5.00%, 10/01/22	40	49,196
County of Harris TX RB Series B
5.00%, 08/15/22	65	79,451
County of Tarrant TX GOL
5.00%, 07/15/22	45	55,073
Dallas Area Rapid Transit RB Series A
5.00%, 12/01/22	60	73,996
Dallas/Fort Worth International Airport RB
Series E
5.00%, 11/01/22	35	42,634
Series F
5.00%, 11/01/22	25	30,453
Series G
5.00%, 11/01/22	25	30,453
Deer Park Independent School District GOL
5.00%, 02/15/22	35	42,399
Eagle Mountain & Saginaw Independent School District GO Series A
5.00%, 08/15/22 (PSF)	75	91,969
Fort Worth Independent School District GO
5.00%, 02/15/22 (PSF)	30	36,416
Harris County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/22	35	42,656
5.00%, 11/15/22	25	30,362
Houston Community College System GOL
5.00%, 02/15/22	20	24,180
Katy Independent School District GO
4.00%, 02/15/22	10	11,601
Keller Independent School District/TX GO
5.00%, 08/15/22 (PSF)	30	36,879
Series A
5.00%, 08/15/22 (PSF)	20	24,411

Security	Principal (000s)	Value
Leander Independent School District GO Series A
0.00%, 08/15/22	$135	$124,947
Lone Star College System GOL
5.00%, 09/15/22	75	91,571
Series B
5.00%, 02/15/22	30	36,162
Lower Colorado River Authority RB
5.00%, 05/15/22	160	192,506
Metropolitan Transit Authority of Harris County RB Series B
5.00%, 11/01/22	70	86,640
North Central Texas Health Facility Development Corp. RB
5.00%, 08/15/22	20	24,373
North East Independent School District/TX GO
5.25%, 02/01/22 (PSF)	35	42,910
North Texas Municipal Water District RB
5.00%, 09/01/22	75	91,965
6.25%, 06/01/22	85	109,213
North Texas Tollway Authority RB Series A
5.00%, 01/01/22	120	143,242
Northside Independent School District GO
5.00%, 06/15/22	45	54,963
5.00%, 06/15/22 (PSF)	50	61,070
Pflugerville Independent School District GO
5.00%, 02/15/22 (PSF)	25	30,285
Plano Independent School District GO Series A
5.00%, 02/15/22 (PSF)	60	72,683
Port Authority of Houston of Harris County Texas GO Series A
5.00%, 10/01/22	65	79,901
San Antonio Independent School District/TX GO
5.00%, 02/15/22 (PSF)	45	54,624
San Antonio Water System RB
5.00%, 05/15/22	45	54,626
San Jacinto College District GOL
5.00%, 02/15/22	50	60,003
State of Texas GO
5.00%, 04/01/22	20	24,318
5.00%, 10/01/22	110	135,365
Series A
5.00%, 10/01/22	75	92,294

307

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

July 31, 2016

Security	Principal (000s)	Value
Tarrant County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/22	$50	$60,938
5.00%, 12/01/22	10	12,217
Texas A&M University RB
Series B
5.00%, 05/15/22	20	24,429
Series D
5.00%, 05/15/22	75	91,609
Texas State University System RB
5.00%, 03/15/22	65	78,669
Series A
5.00%, 03/15/22	65	78,670
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/22	140	172,283
Series A
5.00%, 04/01/22	30	36,477
University of Houston System RB Series A
5.00%, 02/15/22	20	24,132
University of North Texas RB
5.00%, 04/15/22 (ETM)	5	6,107
5.00%, 04/15/22	15	18,145
University of Texas System (The) RB
5.00%, 08/15/22	65	79,920
Series A
5.00%, 08/15/22	45	55,241
Weatherford Independent School District GO
0.00%, 02/15/22 (PSF)	100	93,454
Wylie Independent School District/TX GO Series B
4.00%, 08/15/22 (PSF)	75	87,598

		5,776,802
UTAH — 0.79%
Central Utah Water Conservancy District RB Series B
5.00%, 10/01/22	30	36,978
Provo School District GO
5.00%, 06/15/22	20	24,479
State of Utah GO
5.00%, 07/01/22	35	43,088
University of Utah (The) RB Series B
5.00%, 08/01/22	120	146,859
Utah State Building Ownership Authority RB
5.00%, 05/15/22	15	18,265
Utah Transit Authority RB
5.00%, 06/15/22	20	24,239
Series A
5.25%, 06/15/22	25	30,825

		324,733

Security	Principal (000s)	Value
VIRGINIA — 2.61%
City of Alexandria VA GO Series B
5.00%, 06/15/22	$50	$61,357
City of Richmond VA GO Series A
5.00%, 03/01/22	75	91,003
County of Fairfax VA GO
5.00%, 10/01/22	105	129,989
Virginia Beach Development Authority RB Series B
5.00%, 12/01/22	45	55,373
Virginia College Building Authority RB
5.00%, 02/01/22	50	60,540
5.00%, 09/01/22	20	24,524
Series 2
5.00%, 09/01/22	110	134,882
Series B
5.00%, 09/01/22	25	30,655
Series D
5.00%, 02/01/22	20	24,216
Virginia Commonwealth Transportation Board RB
4.50%, 03/15/22	90	106,427
Virginia Public Building Authority RB
5.00%, 08/01/22	45	55,160
Series A
5.00%, 08/01/22	15	18,387
Virginia Public School Authority RB
5.00%, 08/01/22 (SAW)	50	61,224
Series A
5.00%, 08/01/22 (SAW)	25	30,612
Virginia Resources Authority RB
5.00%, 11/01/22	105	129,746
Series A
5.00%, 11/01/22	45	55,606

		1,069,701
WASHINGTON — 6.15%
Central Washington University RB
5.00%, 05/01/22	50	59,747
City of Seattle WA Drainage & Wastewater Revenue RB
5.00%, 05/01/22	80	97,322
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/22	45	55,179
City of Seattle WA Water System Revenue RB
5.00%, 09/01/22	100	122,752
City of Tacoma WA Electric System Revenue
5.00%, 01/01/22	60	72,004
Clark County Public Utility District No. 1 RB
5.00%, 01/01/22	50	59,828

308

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

July 31, 2016

Security	Principal (000s)	Value
Clark County School District No. 119 Battleground GO
4.00%, 12/01/22 (GTD)	$40	$46,601
County of King WA GOL
4.00%, 12/01/22	20	23,420
5.00%, 01/01/22	25	30,133
5.25%, 01/01/22	40	48,738
Series C
5.00%, 12/01/22	45	55,558
County of King WA Sewer Revenue RB
5.00%, 07/01/22	50	61,135
Series A
5.00%, 01/01/22	25	30,206
Energy Northwest RB
5.00%, 07/01/22	155	189,518
Grant County Public Utility District No. 2 RB Series A
5.00%, 01/01/22	25	30,075
King County School District No. 405 Bellevue GO
5.00%, 12/01/22	75	92,649
King County School District No. 409 Tahoma GO
5.00%, 12/01/22 (GTD)	55	67,678
King County School District No. 414 Lake Washington GO
5.00%, 12/01/22 (GTD)	25	30,694
Pierce County School District No. 10 Tacoma GO
5.00%, 12/01/22 (GTD)	25	30,797
Port of Seattle WA RB Series A
5.00%, 08/01/22	105	127,849
Snohomish County Public Utility District No. 1 RB
5.00%, 12/01/22	50	61,357
Snohomish County School District No. 201 Snohomish GO
5.00%, 12/01/22 (GTD)	100	122,845
State of Washington COP Series B
4.00%, 07/01/22	90	103,947
State of Washington GO
5.00%, 07/01/22	160	195,428
Series C
0.00%, 06/01/22 (AMBAC)	135	123,841
Series D
5.00%, 02/01/22	25	30,226
Series F
0.00%, 12/01/22 (NPFGC)	65	59,038
Series R-2012
5.00%, 07/01/22	20	24,428

Security	Principal (000s)	Value
Series R-2012C
4.00%, 07/01/22	$15	$17,427
Series R-2015
5.00%, 07/01/22	30	36,643
State of Washington RB
5.00%, 09/01/22	185	224,420
Washington Health Care Facilities Authority RB Series A
5.00%, 11/15/22	35	42,633
Washington State University RB
5.00%, 04/01/22	90	108,878
5.00%, 10/01/22	30	36,717

		2,519,711
WEST VIRGINIA — 0.43%
School Building Authority of West Virginia RB Series A
5.00%, 07/01/22	45	54,823
West Virginia Water Development Authority RB
5.00%, 07/01/22	100	121,630

		176,453
WISCONSIN — 2.52%
City of Milwaukee WI GO Series N-2
5.00%, 05/15/22	75	90,950
City of Milwaukee WI Sewerage System Revenue RB Series S-5
5.00%, 06/01/22	40	48,482
Madison Metropolitan School District/WI GO
4.00%, 03/01/22	30	34,619
Milwaukee County Metropolitan Sewer District GO Series A
4.00%, 10/01/22	25	29,132
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
4.00%, 06/01/22	75	87,195
Series 1
5.00%, 06/01/22	80	97,518
State of Wisconsin GO
5.00%, 05/01/22	60	73,103
Series 1
5.00%, 11/01/22	25	30,824
Series 3
4.00%, 11/01/22	40	46,909
5.00%, 11/01/22	110	135,624
Wisconsin Department of Transportation RB Series 1
5.00%, 07/01/22	75	91,703

309

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

July 31, 2016

Security	Principal or Shares (000s)	Value
Wisconsin Health & Educational Facilities Authority RB
5.00%, 08/15/22	$65	$78,418
Series C
5.00%, 08/15/22 (ETM)	40	49,204
WPPI Energy RB Series A
5.00%, 07/01/22	115	139,764

		1,033,445

TOTAL MUNICIPAL BONDS & NOTES (Cost: $39,773,641)		40,459,270

SHORT-TERM INVESTMENTS — 0.41%

MONEY MARKET FUNDS — 0.41%
BlackRock Liquidity Funds: MuniCash Portfolio
0.25%[a,b]	168	167,754

		167,754

TOTAL SHORT-TERM INVESTMENTS (Cost: $167,754)		167,754

TOTAL INVESTMENTS IN SECURITIES — 99.18% (Cost: $39,941,395)[c]		40,627,024
Other Assets, Less Liabilities — 0.82%		335,716

NET ASSETS — 100.00%		$40,962,740

310

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

July 31, 2016

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

SO  —  Special Obligation

TA  —  Tax Allocation

Insured by:

AMBAC  —  Ambac Assurance Corp.

AGM  —  Assured Guaranty Municipal Corp.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $39,941,395. Net unrealized appreciation was $685,629, of which $691,984 represented gross unrealized appreciation on securities and $6,355 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Municipal bonds & notes	$—	$40,459,270	$—	$40,459,270
Money market funds	167,754	—	—	167,754

Total	$167,754	$40,459,270	$—	$40,627,024

311

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® DEC 2023 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.25%

ADVERTISING — 0.08%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	$50	$52,275

		52,275
AEROSPACE & DEFENSE — 1.16%
Embraer Overseas Ltd.
5.70%, 09/16/23[a]	150	158,063
Lockheed Martin Corp.
3.10%, 01/15/23 (Call 11/15/22)	150	159,367
Northrop Grumman Corp.
3.25%, 08/01/23	410	441,680
Rockwell Collins Inc.
3.70%, 12/15/23 (Call 09/15/23)	25	27,531

		786,641
AGRICULTURE — 1.10%
Altria Group Inc.
2.95%, 05/02/23	50	52,633
Philip Morris International Inc.
2.13%, 05/10/23 (Call 03/10/23)	190	191,614
3.60%, 11/15/23	250	275,945
Reynolds American Inc.
4.85%, 09/15/23	200	229,654

		749,846
AIRLINES — 0.26%
American Airlines 2013-2 Pass Through Trust Class A
4.95%, 07/15/24	160	175,006

		175,006
APPAREL — 0.15%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	100	103,003

		103,003
AUTO MANUFACTURERS — 1.90%
Ford Motor Credit Co. LLC
4.38%, 08/06/23	400	436,430
General Motors Co.
4.88%, 10/02/23	700	764,752
General Motors Financial Co. Inc.
4.25%, 05/15/23[b]	26	27,346
Toyota Motor Credit Corp.
2.63%, 01/10/23	59	61,367

		1,289,895

Security	Principal (000s)	Value
AUTO PARTS & EQUIPMENT — 0.19%
Delphi Corp.
5.00%, 02/15/23 (Call 02/15/18)	$125	$132,188

		132,188
BANKS — 16.32%
Bank of America Corp.
3.30%, 01/11/23[b]	800	832,586
4.10%, 07/24/23	650	707,151
BNP Paribas SA
3.25%, 03/03/23	375	392,936
Capital One Financial Corp.
3.50%, 06/15/23	375	390,368
Citigroup Inc.
3.50%, 05/15/23	175	179,693
3.88%, 10/25/23	500	538,046
Cooperatieve Rabobank UA
4.63%, 12/01/23	500	535,781
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 06/09/23[a]	500	504,885
Discover Bank/Greenwood DE
4.20%, 08/08/23	250	268,221
Goldman Sachs Group Inc. (The)
3.63%, 01/22/23[b]	655	694,005
HSBC Holdings PLC
3.60%, 05/25/23	400	412,511
JPMorgan Chase & Co.
2.70%, 05/18/23 (Call 03/18/23)	400	405,173
3.20%, 01/25/23	1,250	1,306,719
3.38%, 05/01/23	107	109,373
Morgan Stanley
3.75%, 02/25/23	600	639,940
4.10%, 05/22/23[b]	525	553,384
National Australia Bank Ltd./New York
3.00%, 01/20/23	250	261,090
PNC Bank N.A.
3.80%, 07/25/23 (Call 06/25/23)[c]	250	270,334
State Street Corp.
3.10%, 05/15/23	325	337,944
3.70%, 11/20/23	250	275,893
Sumitomo Mitsui Banking Corp.
3.95%, 07/19/23	250	275,751
SunTrust Bank/Atlanta GA
2.75%, 05/01/23 (Call 04/01/23)	200	204,795
Wells Fargo & Co.
4.13%, 08/15/23	275	297,599
Series M
3.45%, 02/13/23	650	680,643

		11,074,821
BEVERAGES — 4.73%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	600	613,492
3.30%, 02/01/23 (Call 12/01/22)	1,075	1,128,508
Coca-Cola Co. (The)
2.50%, 04/01/23[b]	300	311,809
3.20%, 11/01/23	300	325,888
Coca-Cola FEMSA SAB de CV
3.88%, 11/26/23	150	163,305

312

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	$410	$427,084
PepsiCo Inc.
2.75%, 03/01/23	225	237,080

		3,207,166
BIOTECHNOLOGY — 0.16%
Celgene Corp.
4.00%, 08/15/23	100	108,556

		108,556
CHEMICALS — 2.05%
Agrium Inc.
3.50%, 06/01/23 (Call 03/01/23)	75	78,463
CF Industries Inc.
3.45%, 06/01/23[b]	225	226,233
Ecolab Inc.
3.25%, 01/14/23 (Call 11/14/22)	125	131,636
EI du Pont de Nemours & Co.
2.80%, 02/15/23	375	385,423
LYB International Finance BV
4.00%, 07/15/23	200	217,589
Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)[b]	275	296,501
Praxair Inc.
2.70%, 02/21/23 (Call 11/21/22)	50	52,188

		1,388,033
COMMERCIAL SERVICES — 0.05%
Lender Processing Services Inc./Black Knight Lending Solutions Inc.
5.75%, 04/15/23 (Call 10/15/17)	32	33,680

		33,680
COMPUTERS — 5.42%
Apple Inc.
2.40%, 05/03/23	1,000	1,024,568
2.85%, 02/23/23 (Call 12/23/22)[b]	670	705,796
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
5.45%, 06/15/23 (Call 04/15/23)[a]	900	953,942
EMC Corp.
3.38%, 06/01/23 (Call 03/01/23)[b]	235	223,250
International Business Machines Corp.
3.38%, 08/01/23[b]	500	541,671
Seagate HDD Cayman
4.75%, 06/01/23[b]	250	231,875

		3,681,102
COSMETICS & PERSONAL CARE — 0.76%
Colgate-Palmolive Co.
1.95%, 02/01/23	100	102,096
2.10%, 05/01/23[b]	190	195,328
Procter & Gamble Co. (The)
3.10%, 08/15/23[b]	200	217,682

		515,106
DIVERSIFIED FINANCIAL SERVICES — 1.72%
Ameriprise Financial Inc.
4.00%, 10/15/23	200	218,573

Security	Principal (000s)	Value
Capital One Bank USA N.A.
3.38%, 02/15/23	$250	$257,190
E*TRADE Financial Corp.
4.63%, 09/15/23 (Call 03/15/18)	50	51,000
Intercontinental Exchange Inc.
4.00%, 10/15/23	300	328,272
Jefferies Group LLC
5.13%, 01/20/23	150	156,844
National Rural Utilities Cooperative Finance Corp.
2.70%, 02/15/23 (Call 12/15/22)	150	156,097

		1,167,976
ELECTRIC — 5.46%
Alabama Power Co. Series 13-A
3.55%, 12/01/23	50	54,978
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (Call 08/15/23)	310	340,982
Black Hills Corp.
4.25%, 11/30/23 (Call 08/30/23)	50	54,262
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)	150	162,457
DTE Energy Co.
3.85%, 12/01/23 (Call 09/01/23)	100	109,196
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	125	129,558
Duke Energy Corp.
3.95%, 10/15/23 (Call 07/15/23)	125	137,436
Duke Energy Ohio Inc.
3.80%, 09/01/23 (Call 06/01/23)	150	166,366
Entergy Arkansas Inc.
3.05%, 06/01/23 (Call 03/01/23)	100	104,501
Entergy Louisiana LLC
4.05%, 09/01/23 (Call 06/01/23)	150	166,924
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	325	333,787
ITC Holdings Corp.
4.05%, 07/01/23 (Call 04/01/23)	50	53,717
NextEra Energy Capital Holdings Inc.
3.63%, 06/15/23 (Call 03/15/23)	150	159,966
NiSource Finance Corp.
3.85%, 02/15/23 (Call 11/15/22)	100	108,243
Northern States Power Co./MN
2.60%, 05/15/23 (Call 11/15/22)	100	103,774
Pacific Gas & Electric Co.
3.25%, 06/15/23 (Call 03/15/23)	125	133,692
3.85%, 11/15/23 (Call 08/15/23)	125	138,562
PPL Capital Funding Inc.
3.40%, 06/01/23 (Call 03/01/23)	150	156,857
PSEG Power LLC
4.30%, 11/15/23 (Call 08/15/23)[b]	110	116,087
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	200	204,464
San Diego Gas & Electric Co. Series NNN
3.60%, 09/01/23 (Call 06/01/23)	50	55,190

313

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
Southern California Edison Co. Series C
3.50%, 10/01/23 (Call 07/01/23)	$250	$273,620
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	325	337,982
Virginia Electric & Power Co.
2.75%, 03/15/23 (Call 12/15/22)	100	104,411

		3,707,012
ELECTRICAL COMPONENTS & EQUIPMENT — 0.15%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	100	103,503

		103,503
ELECTRONICS — 0.35%
Agilent Technologies Inc.
3.88%, 07/15/23 (Call 04/15/23)	125	131,920
Flextronics International Ltd.
5.00%, 02/15/23	100	106,500

		238,420
ENVIRONMENTAL CONTROL — 0.47%
Republic Services Inc.
4.75%, 05/15/23 (Call 02/15/23)	100	114,540
Waste Management Inc.
2.40%, 05/15/23 (Call 03/15/23)	200	203,726

		318,266
FOOD — 0.95%
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)	310	323,205
Hershey Co. (The)
2.63%, 05/01/23 (Call 02/01/23)	150	155,697
Kroger Co. (The)
3.85%, 08/01/23 (Call 05/01/23)	150	165,856

		644,758
GAS — 0.42%
Dominion Gas Holdings LLC
3.55%, 11/01/23 (Call 08/01/23)	50	52,828
Laclede Gas Co.
3.40%, 08/15/23 (Call 05/15/23)	50	53,572
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	100	98,228
Sempra Energy
4.05%, 12/01/23 (Call 09/01/23)	75	81,796

		286,424
HEALTH CARE — PRODUCTS — 1.76%
Becton Dickinson and Co.
3.30%, 03/01/23 (Call 12/01/22)	150	157,808
Boston Scientific Corp.
4.13%, 10/01/23 (Call 07/01/23)	100	108,876
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23)	50	52,586
Medtronic Inc.
2.75%, 04/01/23 (Call 01/01/23)	90	93,996

Security	Principal (000s)	Value
St. Jude Medical Inc.
3.25%, 04/15/23 (Call 01/15/23)	$250	$259,463
Thermo Fisher Scientific Inc.
3.00%, 04/15/23 (Call 02/15/23)	260	268,000
3.15%, 01/15/23 (Call 10/15/22)	250	256,982

		1,197,711
HEALTH CARE — SERVICES — 1.95%
Aetna Inc.
2.80%, 06/15/23 (Call 04/15/23)	265	272,571
Anthem Inc.
3.30%, 01/15/23	250	261,716
Howard Hughes Medical Institute
3.50%, 09/01/23	305	335,940
Laboratory Corp. of America Holdings
4.00%, 11/01/23 (Call 08/01/23)	50	53,925
UnitedHealth Group Inc.
2.88%, 03/15/23	380	399,098

		1,323,250
HOLDING COMPANIES — DIVERSIFIED — 0.22%
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	100	103,000
Prospect Capital Corp.
5.88%, 03/15/23	50	49,250

		152,250
HOUSEHOLD PRODUCTS & WARES — 0.15%
Kimberly-Clark Corp.
2.40%, 06/01/23	100	104,109

		104,109
HOUSEWARES — 0.85%
Newell Brands Inc.
3.85%, 04/01/23 (Call 02/01/23)	540	577,219

		577,219
INSURANCE — 2.62%
Aflac Inc.
3.63%, 06/15/23	150	160,993
Allstate Corp. (The)
3.15%, 06/15/23	50	52,820
Aon PLC
4.00%, 11/27/23 (Call 08/27/23)	50	53,299
Assurant Inc.
4.00%, 03/15/23	100	103,174
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	450	469,868
3.00%, 02/11/23	175	185,010
Chubb INA Holdings Inc.
2.70%, 03/13/23	75	77,021
Lincoln National Corp.
4.00%, 09/01/23[b]	100	106,277
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	100	100,575
Marsh & McLennan Companies Inc.
3.30%, 03/14/23 (Call 01/14/23)	100	104,212
4.05%, 10/15/23 (Call 07/15/23)	50	54,060

314

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
MetLife Inc.
Series D
4.37%, 09/15/23[b]	$280	$310,739

		1,778,048
IRON & STEEL — 0.32%
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	125	136,104
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)	75	77,941

		214,045
LODGING — 0.19%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)[b]	15	15,331
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	60	61,435
Wyndham Worldwide Corp.
3.90%, 03/01/23 (Call 12/01/22)	50	51,245

		128,011
MACHINERY — 1.10%
Caterpillar Financial Services Corp.
2.63%, 03/01/23	150	154,732
John Deere Capital Corp.
2.80%, 03/06/23	560	589,784

		744,516
MANUFACTURING — 0.78%
Crane Co.
4.45%, 12/15/23 (Call 09/15/23)	100	106,729
General Electric Co.
3.10%, 01/09/23	240	257,239
Ingersoll-Rand Global Holding Co. Ltd.
4.25%, 06/15/23	150	166,387

		530,355
MEDIA — 3.01%
21st Century Fox America Inc.
4.00%, 10/01/23	100	110,066
Comcast Corp.
2.75%, 03/01/23 (Call 02/01/23)	350	366,641
2.85%, 01/15/23	55	57,924
Discovery Communications LLC
3.25%, 04/01/23	75	74,071
NBCUniversal Media LLC
2.88%, 01/15/23	450	473,201
Thomson Reuters Corp.
4.30%, 11/23/23 (Call 08/23/23)	75	82,672
Time Warner Entertainment Co. LP
8.38%, 03/15/23	200	259,109
Time Warner Inc.
4.05%, 12/15/23	200	220,621
Viacom Inc.
4.25%, 09/01/23 (Call 06/01/23)	375	396,192

		2,040,497

Security	Principal (000s)	Value
METAL FABRICATE & HARDWARE — 0.53%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	$350	$362,053

		362,053
MINING — 1.46%
Barrick Gold Corp.
4.10%, 05/01/23	169	181,785
BHP Billiton Finance USA Ltd.
3.85%, 09/30/23	475	525,709
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	275	285,136

		992,630
OIL & GAS — 5.96%
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	100	97,474
BP Capital Markets PLC
2.75%, 05/10/23	625	632,367
3.99%, 09/26/23	25	27,160
Chevron Corp.
2.57%, 05/16/23 (Call 03/16/23)	250	255,035
3.19%, 06/24/23 (Call 03/24/23)	615	652,148
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	325	321,403
Exxon Mobil Corp.
2.73%, 03/01/23 (Call 01/01/23)[b]	475	496,047
Nabors Industries Inc.
5.10%, 09/15/23 (Call 06/15/23)	50	43,250
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	425	430,939
Shell International Finance BV
2.25%, 01/06/23	165	165,402
3.40%, 08/12/23	325	346,798
Total Capital Canada Ltd.
2.75%, 07/15/23	415	425,350
Total Capital International SA
2.70%, 01/25/23	150	153,512

		4,046,885
OIL & GAS SERVICES — 0.89%
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	350	360,436
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	225	242,322

		602,758
PACKAGING & CONTAINERS — 0.20%
Packaging Corp. of America
4.50%, 11/01/23 (Call 08/01/23)	50	55,005
WestRock RKT Co.
4.00%, 03/01/23 (Call 12/01/22)	75	79,257

		134,262
PHARMACEUTICALS — 5.74%
AbbVie Inc.
2.85%, 05/14/23 (Call 03/14/23)[b]	300	305,684

315

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
Bristol-Myers Squibb Co.
3.25%, 11/01/23	$150	$164,622
Cardinal Health Inc.
3.20%, 03/15/23	100	105,252
Express Scripts Holding Co.
3.00%, 07/15/23 (Call 05/15/23)	125	127,023
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	410	431,336
Johnson & Johnson
2.05%, 03/01/23 (Call 01/01/23)	100	102,690
3.38%, 12/05/23	200	222,903
McKesson Corp.
2.85%, 03/15/23 (Call 12/15/22)	100	102,889
Merck & Co. Inc.
2.80%, 05/18/23	385	405,505
Mylan Inc.
4.20%, 11/29/23 (Call 08/29/23)	125	133,604
Perrigo Co. PLC
4.00%, 11/15/23 (Call 08/15/23)	200	208,613
Pfizer Inc.
3.00%, 06/15/23	300	319,984
5.80%, 08/12/23	100	123,118
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	680	691,790
Zeneca Wilmington Inc.
7.00%, 11/15/23	50	63,912
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	375	386,600

		3,895,525
PIPELINES — 4.14%
Boardwalk Pipelines Partners LP
3.38%, 02/01/23 (Call 11/01/22)	50	45,645
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)	50	49,823
Enbridge Inc.
4.00%, 10/01/23 (Call 07/01/23)	175	175,429
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	400	384,070
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	350	359,947
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	50	48,969
3.50%, 09/01/23 (Call 06/01/23)	155	151,576
MPLX LP
4.50%, 07/15/23 (Call 04/15/23)[a]	225	219,937
5.50%, 02/15/23 (Call 08/15/17)[a,b]	200	204,000
ONEOK Partners LP
5.00%, 09/15/23 (Call 06/15/23)	50	52,187
Plains All American Pipeline LP/PAA Finance Corp.
3.85%, 10/15/23 (Call 07/15/23)	250	242,190
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	75	74,042
5.50%, 04/15/23 (Call 10/15/17)	50	50,750
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	100	96,191
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	75	73,471

Security	Principal (000s)	Value
TransCanada PipeLines Ltd.
3.75%, 10/16/23 (Call 07/16/23)[b]	$100	$105,585
Williams Partners LP
4.50%, 11/15/23 (Call 08/15/23)	110	109,284
Williams Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	375	369,375

		2,812,471
REAL ESTATE — 1.00%
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (Call 01/15/23)	100	103,426
CBRE Services Inc.
5.00%, 03/15/23 (Call 03/15/18)	300	312,000
Prologis LP
4.25%, 08/15/23 (Call 05/15/23)	235	261,172

		676,598
REAL ESTATE INVESTMENT TRUSTS — 6.09%
Alexandria Real Estate Equities Inc.
3.90%, 06/15/23 (Call 03/15/23)	150	156,140
American Tower Corp.
3.50%, 01/31/23[b]	325	341,012
AvalonBay Communities Inc.
4.20%, 12/15/23 (Call 09/16/23)	100	110,970
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	135	140,452
3.85%, 02/01/23 (Call 11/01/22)	200	216,634
Brandywine Operating Partnership LP
3.95%, 02/15/23 (Call 11/15/22)	100	102,471
Camden Property Trust
4.88%, 06/15/23 (Call 03/15/23)	100	112,727
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)	40	38,103
Corporate Office Properties LP
3.60%, 05/15/23 (Call 02/15/23)	50	48,648
Crown Castle International Corp.
5.25%, 01/15/23	490	557,914
CubeSmart LP
4.38%, 12/15/23 (Call 09/15/23)	100	108,365
DDR Corp.
3.38%, 05/15/23 (Call 02/15/23)	100	100,092
Duke Realty LP
3.63%, 04/15/23 (Call 01/15/23)	50	52,183
EPR Properties
5.25%, 07/15/23 (Call 04/15/23)	50	52,865
ERP Operating LP
3.00%, 04/15/23 (Call 01/15/23)	100	103,211
Essex Portfolio LP
3.38%, 01/15/23 (Call 10/15/22)	150	154,806
HCP Inc.
4.25%, 11/15/23 (Call 08/15/23)	225	235,031
Highwoods Realty LP
3.63%, 01/15/23 (Call 10/15/22)	50	50,740
Hospitality Properties Trust
4.50%, 06/15/23 (Call 12/15/22)	100	101,887
Host Hotels & Resorts LP
4.75%, 03/01/23 (Call 12/01/22)	100	107,878
Series D
3.75%, 10/15/23 (Call 07/15/23)	100	101,784

316

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
Kilroy Realty LP
3.80%, 01/15/23 (Call 10/15/22)	$100	$104,449
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)	50	51,095
Lexington Realty Trust
4.25%, 06/15/23 (Call 03/15/23)	100	102,266
Liberty Property LP
3.38%, 06/15/23 (Call 03/15/23)	50	50,791
National Retail Properties Inc.
3.30%, 04/15/23 (Call 01/15/23)	50	50,995
Realty Income Corp.
4.65%, 08/01/23 (Call 05/01/23)	275	303,274
Simon Property Group LP
2.75%, 02/01/23 (Call 11/01/22)	100	103,321
Tanger Properties LP
3.88%, 12/01/23 (Call 09/01/23)	100	104,189
Welltower Inc.
3.75%, 03/15/23 (Call 12/15/22)	100	103,973
Weyerhaeuser Co.
4.63%, 09/15/23	150	167,982

		4,136,248
RETAIL — 4.32%
Advance Auto Parts Inc.
4.50%, 12/01/23 (Call 09/01/23)	100	108,650
AutoZone Inc.
3.13%, 07/15/23 (Call 04/15/23)	135	140,528
CVS Health Corp.
4.00%, 12/05/23 (Call 09/05/23)	395	439,846
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	300	312,262
Home Depot Inc. (The)
2.70%, 04/01/23 (Call 01/01/23)	235	247,339
Kohl’s Corp.
4.75%, 12/15/23 (Call 09/15/23)[b]	100	106,786
Lowe’s Companies Inc.
3.88%, 09/15/23 (Call 06/15/23)	100	111,990
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	300	291,536
4.38%, 09/01/23 (Call 06/01/23)	25	26,306
O’Reilly Automotive Inc.
3.85%, 06/15/23 (Call 03/15/23)[b]	50	53,909
QVC Inc.
4.38%, 03/15/23	200	203,629
Staples Inc.
4.38%, 01/12/23 (Call 10/14/22)	75	76,869
Starbucks Corp.
3.85%, 10/01/23 (Call 07/01/23)[b]	170	191,285
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	25	25,982
Wal-Mart Stores Inc.
2.55%, 04/11/23 (Call 01/11/23)	335	350,035
Walgreens Boots Alliance Inc.
3.10%, 06/01/23 (Call 04/01/23)	235	242,336

		2,929,288
SEMICONDUCTORS — 0.50%
Altera Corp.
4.10%, 11/15/23	25	28,437
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)[b]	25	25,174

Security	Principal (000s)	Value
Lam Research Corp.
3.45%, 06/15/23 (Call 04/15/23)	$100	$104,339
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	125	129,842
Texas Instruments Inc.
2.25%, 05/01/23 (Call 02/01/23)	50	50,578

		338,370
SOFTWARE — 2.37%
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)	300	313,604
Microsoft Corp.
3.63%, 12/15/23 (Call 09/15/23)	390	430,811
Oracle Corp.
2.40%, 09/15/23 (Call 07/15/23)	265	266,905
3.63%, 07/15/23	550	597,364

		1,608,684
TELECOMMUNICATIONS — 6.30%
AT&T Inc.
3.60%, 02/17/23 (Call 12/17/22)	675	714,966
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	200	215,160
Cisco Systems Inc.
2.60%, 02/28/23	140	147,474
Corning Inc.
3.70%, 11/15/23 (Call 08/15/23)[b]	75	79,240
Motorola Solutions Inc.
3.50%, 03/01/23[b]	150	147,320
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	65	68,119
4.10%, 10/01/23 (Call 07/01/23)[b]	150	167,795
Telefonica Emisiones SAU
4.57%, 04/27/23	300	338,700
Verizon Communications Inc.
5.15%, 09/15/23	1,696	1,996,099
Vodafone Group PLC
2.95%, 02/19/23[b]	390	400,325

		4,275,198
TRANSPORTATION — 1.95%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	255	270,830
3.85%, 09/01/23 (Call 06/01/23)	255	284,837
Canadian Pacific Railway Co.
4.45%, 03/15/23 (Call 12/15/22)	50	55,995
CSX Corp.
3.70%, 11/01/23 (Call 08/01/23)	225	246,035
FedEx Corp.
2.70%, 04/15/23	100	102,791
Kansas City Southern
3.00%, 05/15/23 (Call 02/15/23)[b]	100	102,034
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	100	104,594
Union Pacific Corp.
2.75%, 04/15/23 (Call 01/15/23)	150	157,161

		1,324,277

TOTAL CORPORATE BONDS & NOTES (Cost: $64,262,505)		66,688,935

317

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM CORPORATE ETF

July 31, 2016

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 7.03%

MONEY MARKET FUNDS — 7.03%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[d,e,f]	3,561	$3,561,323
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[d,e,f]	767	767,165
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]	443	443,105

		4,771,593

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,771,593)		4,771,593

TOTAL INVESTMENTS IN SECURITIES — 105.28%
(Cost: $69,034,098)[g]		71,460,528
Other Assets, Less Liabilities — (5.28)%		(3,583,873)

NET ASSETS — 100.00%		$67,876,655

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $69,034,680. Net unrealized appreciation was $2,425,848, of which $2,432,462 represented gross unrealized appreciation on securities and $6,614 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended July 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A. 3.80%, 07/25/23	$—	$250	$—	$250	$270,334	$3,222	$—

318

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM CORPORATE ETF

July 31, 2016

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$66,688,935	$—	$66,688,935
Money market funds	4,771,593	—	—	4,771,593

Total	$4,771,593	$66,688,935	$—	$71,460,528

319

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® DEC 2024 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.97%

ADVERTISING — 0.98%
Interpublic Group of Companies Inc. (The)
4.20%, 04/15/24	$50	$53,817
Omnicom Group Inc.
3.65%, 11/01/24 (Call 08/01/24)	191	204,558
WPP Finance 2010
3.75%, 09/19/24	213	227,317

		485,692
AEROSPACE & DEFENSE — 0.73%
Boeing Co. (The)
2.85%, 10/30/24 (Call 07/30/24)	225	239,085
L-3 Communications Corp.
3.95%, 05/28/24 (Call 02/28/24)	66	70,409
Raytheon Co.
3.15%, 12/15/24 (Call 09/15/24)	50	54,217

		363,711
AGRICULTURE — 1.28%
Altria Group Inc.
4.00%, 01/31/24	332	374,098
Lowe’s Companies Inc.
3.13%, 09/15/24 (Call 06/15/24)	80	86,108
Philip Morris International Inc.
3.25%, 11/10/24	165	178,310

		638,516
AUTO MANUFACTURERS — 0.42%
Ford Motor Credit Co. LLC
3.66%, 09/08/24	200	207,166

		207,166
AUTO PARTS & EQUIPMENT — 0.99%
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)	112	121,163
Johnson Controls Inc.
3.63%, 07/02/24 (Call 04/02/24)	168	178,833
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	182	193,412

		493,408
BANKS — 24.53%
Bank of America Corp.
4.00%, 04/01/24	656	706,245
4.13%, 01/22/24	316	342,751
4.20%, 08/26/24	439	461,724
Bank of New York Mellon Corp. (The)
3.25%, 09/11/24 (Call 08/11/24)	200	214,932
3.40%, 05/15/24 (Call 04/15/24)	41	44,381
3.65%, 02/04/24 (Call 01/05/24)	98	107,485
Barclays PLC
4.38%, 09/11/24	400	398,255
BNP Paribas SA
4.25%, 10/15/24	200	208,304
BPCE SA
4.00%, 04/15/24[a]	250	274,674
Capital One Financial Corp.
3.75%, 04/24/24 (Call 03/24/24)	206	216,642

Security	Principal (000s)	Value
Citigroup Inc.
3.75%, 06/16/24	$310	$331,604
4.00%, 08/05/24	116	121,184
Credit Suisse AG/New York NY
3.63%, 09/09/24	750	780,252
Deutsche Bank AG/London
3.70%, 05/30/24[a]	391	380,367
Fifth Third Bancorp.
4.30%, 01/16/24 (Call 12/16/23)	210	227,091
Goldman Sachs Group Inc. (The)
3.85%, 07/08/24 (Call 04/08/24)[a]	306	327,231
4.00%, 03/03/24	867	938,346
HSBC Holdings PLC
4.25%, 03/14/24	400	414,234
HSBC USA Inc.
3.50%, 06/23/24	300	312,419
Intesa Sanpaolo SpA
5.25%, 01/12/24	200	218,530
JPMorgan Chase & Co.
3.63%, 05/13/24	511	546,969
3.88%, 02/01/24	391	425,354
3.88%, 09/10/24[a]	575	606,338
Lloyds Banking Group PLC
4.50%, 11/04/24	200	207,262
Morgan Stanley
3.70%, 10/23/24	655	691,663
Series F
3.88%, 04/29/24	622	664,709
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24 (Call 03/29/24)[b]	246	266,674
Santander UK PLC
4.00%, 03/13/24	245	266,278
State Street Corp.
3.30%, 12/16/24	140	150,507
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	250	267,066
U.S. Bancorp.
3.70%, 01/30/24 (Call 12/29/23)	100	110,502
Series F
3.60%, 09/11/24 (Call 08/11/24)	248	268,499
Wells Fargo & Co.
3.30%, 09/09/24	575	608,161
4.48%, 01/16/24	99	109,219

		12,215,852
BEVERAGES — 1.19%
Anheuser-Busch InBev Finance Inc.
3.70%, 02/01/24	307	334,266
PepsiCo Inc.
3.60%, 03/01/24 (Call 12/01/23)	235	260,377

		594,643
BIOTECHNOLOGY — 2.19%
Amgen Inc.
3.63%, 05/22/24 (Call 02/22/24)	332	361,660
Celgene Corp.
3.63%, 05/15/24 (Call 02/15/24)	250	265,168
Gilead Sciences Inc.
3.70%, 04/01/24 (Call 01/01/24)	424	461,876

		1,088,704

320

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2024 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
BUILDING MATERIALS — 0.32%
Owens Corning
4.20%, 12/01/24 (Call 09/01/24)	$150	$158,864

		158,864
CHEMICALS — 2.70%
Air Products & Chemicals Inc.
3.35%, 07/31/24 (Call 04/30/24)[a]	50	54,228
Albemarle Corp.
4.15%, 12/01/24 (Call 09/01/24)[a]	125	135,633
Dow Chemical Co. (The)
3.50%, 10/01/24 (Call 07/01/24)	286	304,541
FMC Corp.
4.10%, 02/01/24 (Call 11/01/23)	175	186,771
LyondellBasell Industries NV
5.75%, 04/15/24 (Call 01/15/24)	200	239,316
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)[a]	100	92,618
Monsanto Co.
3.38%, 07/15/24 (Call 04/15/24)[a]	240	248,850
Potash Corp. of Saskatchewan Inc.
3.63%, 03/15/24 (Call 12/15/23)	80	84,593

		1,346,550
COMMERCIAL SERVICES — 0.55%
MasterCard Inc.
3.38%, 04/01/24	239	262,085
Moody’s Corp.
4.88%, 02/15/24 (Call 11/15/23)	10	11,368

		273,453
COMPUTERS — 2.02%
Apple Inc.
3.45%, 05/06/24	497	540,770
International Business Machines Corp.
3.63%, 02/12/24[a]	425	465,918

		1,006,688
COSMETICS & PERSONAL CARE — 0.04%
Colgate-Palmolive Co.
3.25%, 03/15/24[a]	16	17,695

		17,695
DISTRIBUTION & WHOLESALE — 0.13%
Ingram Micro Inc.
4.95%, 12/15/24 (Call 09/15/24)[a]	66	66,619

		66,619
DIVERSIFIED FINANCIAL SERVICES — 2.14%
Air Lease Corp.
4.25%, 09/15/24 (Call 06/15/24)	74	78,004
American Express Co.
3.63%, 12/05/24 (Call 11/04/24)	90	94,026
Ameriprise Financial Inc.
3.70%, 10/15/24	98	105,473
Discover Financial Services
3.95%, 11/06/24 (Call 08/06/24)	74	76,786

Security	Principal (000s)	Value
Invesco Finance PLC
4.00%, 01/30/24	$113	$122,439
Legg Mason Inc.
3.95%, 07/15/24	50	50,995
Nasdaq Inc.
4.25%, 06/01/24 (Call 03/01/24)	66	69,456
Stifel Financial Corp.
4.25%, 07/18/24	125	127,891
Synchrony Financial
4.25%, 08/15/24 (Call 05/15/24)	325	341,295

		1,066,365
ELECTRIC — 5.07%
Arizona Public Service Co.
3.35%, 06/15/24 (Call 03/15/24)	75	81,247
Cleveland Electric Illuminating Co. (The)
5.50%, 08/15/24	50	59,423
CMS Energy Corp.
3.88%, 03/01/24 (Call 12/01/23)	75	81,719
Commonwealth Edison Co.
3.10%, 11/01/24 (Call 08/01/24)	50	53,516
Consolidated Edison Co. of New York Inc.
3.30%, 12/01/24 (Call 09/01/24)	50	54,095
Dominion Resources Inc./VA
3.63%, 12/01/24 (Call 09/01/24)	118	125,358
DTE Electric Co.
3.65%, 03/15/24 (Call 12/15/23)	100	110,831
DTE Energy Co. Series C
3.50%, 06/01/24 (Call 03/01/24)	80	85,615
Duke Energy Corp.
3.75%, 04/15/24 (Call 01/15/24)	271	295,470
Entergy Louisiana LLC
5.40%, 11/01/24	225	275,070
Florida Power & Light Co.
3.25%, 06/01/24 (Call 12/01/23)	120	129,086
ITC Holdings Corp.
3.65%, 06/15/24 (Call 03/15/24)	100	105,033
MidAmerican Energy Co.
3.50%, 10/15/24 (Call 07/15/24)	200	219,354
Pacific Gas & Electric Co.
3.40%, 08/15/24 (Call 05/15/24)	50	54,129
3.75%, 02/15/24 (Call 11/15/23)	225	248,227
PacifiCorp
3.60%, 04/01/24 (Call 01/01/24)	25	27,565
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	100	109,060
PPL Capital Funding Inc.
3.95%, 03/15/24 (Call 12/15/23)	50	54,017
Public Service Electric & Gas Co.
3.05%, 11/15/24 (Call 08/15/24)	100	106,771
Series I
3.75%, 03/15/24 (Call 12/15/23)	100	111,150
Union Electric Co.
3.50%, 04/15/24 (Call 01/15/24)	125	136,126

		2,522,862

321

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2024 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
ELECTRONICS — 0.21%
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)	$100	$103,323

		103,323
ENGINEERING & CONSTRUCTION — 0.11%
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)	50	53,544

		53,544
ENVIRONMENTAL CONTROL — 0.33%
Waste Management Inc.
3.50%, 05/15/24 (Call 02/15/24)	150	163,380

		163,380
FOOD — 1.71%
General Mills Inc.
3.65%, 02/15/24 (Call 11/15/23)	100	110,362
Kroger Co. (The)
4.00%, 02/01/24 (Call 11/01/23)	75	83,689
Mondelez International Inc.
4.00%, 02/01/24 (Call 11/01/23)	275	303,182
Tyson Foods Inc.
3.95%, 08/15/24 (Call 05/15/24)	324	353,258

		850,491
FOREST PRODUCTS & PAPER — 0.94%
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	100	102,750
Georgia-Pacific LLC
8.00%, 01/15/24[a]	76	101,764
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)	249	264,509

		469,023
GAS — 0.65%
Dominion Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)	75	79,562
Sempra Energy
3.55%, 06/15/24 (Call 03/15/24)	112	118,606
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	116	124,455

		322,623
HEALTH CARE — PRODUCTS — 2.26%
Becton Dickinson and Co.
3.73%, 12/15/24 (Call 09/15/24)	480	521,860
Medtronic Inc.
3.63%, 03/15/24 (Call 12/15/23)	241	265,825
Stryker Corp.
3.38%, 05/15/24 (Call 02/15/24)	100	106,623
Thermo Fisher Scientific Inc.
4.15%, 02/01/24 (Call 11/01/23)	210	230,819

		1,125,127
HEALTH CARE — SERVICES — 1.11%
Aetna Inc.
3.50%, 11/15/24 (Call 08/15/24)	143	152,721
Anthem Inc.
3.50%, 08/15/24 (Call 05/15/24)	148	156,173

Security	Principal (000s)	Value
Humana Inc.
3.85%, 10/01/24 (Call 07/01/24)	$100	$107,196
Quest Diagnostics Inc.
4.25%, 04/01/24 (Call 01/01/24)	50	54,793
Ventas Realty LP
3.75%, 05/01/24 (Call 02/01/24)[a]	80	83,679

		554,562
HOUSEHOLD PRODUCTS & WARES — 0.11%
Clorox Co. (The)
3.50%, 12/15/24 (Call 09/15/24)	50	54,002

		54,002
HOUSEWARES — 0.23%
Newell Brands Inc.
4.00%, 12/01/24 (Call 09/01/24)[a]	110	116,957

		116,957
INSURANCE — 4.08%
Aflac Inc.
3.63%, 11/15/24	215	232,515
American International Group Inc.
4.13%, 02/15/24	314	336,380
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	190	196,703
Assured Guaranty U.S. Holdings Inc.
5.00%, 07/01/24	91	99,646
Brown & Brown Inc.
4.20%, 09/15/24 (Call 06/15/24)	74	76,104
Chubb INA Holdings Inc.
3.35%, 05/15/24	157	168,586
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	172	182,604
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	50	52,347
MetLife Inc.
3.60%, 04/10/24	216	228,967
Old Republic International Corp.
4.88%, 10/01/24 (Call 09/01/24)	100	108,805
Prudential Financial Inc.
3.50%, 05/15/24	100	104,444
Symetra Financial Corp.
4.25%, 07/15/24	100	102,655
Unum Group
4.00%, 03/15/24	50	51,899
XLIT Ltd.
6.38%, 11/15/24	75	88,564

		2,030,219
INTERNET — 2.53%
Alibaba Group Holding Ltd.
3.60%, 11/28/24 (Call 08/28/24)	450	469,594
Alphabet Inc.
3.38%, 02/25/24[a]	161	176,958
Amazon.com Inc.
3.80%, 12/05/24 (Call 09/05/24)	289	323,591
eBay Inc.
3.45%, 08/01/24 (Call 05/01/24)[a]	201	207,514
Expedia Inc.
4.50%, 08/15/24 (Call 05/15/24)	76	80,036

		1,257,693

322

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2024 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
MACHINERY — 1.43%
Caterpillar Financial Services Corp.
3.25%, 12/01/24[a]	$200	$215,131
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)[a]	257	278,334
John Deere Capital Corp.
3.35%, 06/12/24	200	217,744

		711,209
MANUFACTURING — 1.25%
General Electric Co.
3.38%, 03/11/24	100	109,595
3.45%, 05/15/24 (Call 02/13/24)	80	87,728
Illinois Tool Works Inc.
3.50%, 03/01/24 (Call 12/01/23)	105	115,401
Ingersoll-Rand Luxembourg Finance SA
3.55%, 11/01/24 (Call 08/01/24)	50	53,265
Parker-Hannifin Corp.
3.30%, 11/21/24 (Call 08/21/24)	100	108,164
Trinity Industries Inc.
4.55%, 10/01/24 (Call 07/01/24)	100	96,299
Tyco Electronics Group SA
3.45%, 08/01/24 (Call 05/01/24)	50	52,575

		623,027
MEDIA — 2.25%
21st Century Fox America Inc.
3.70%, 09/15/24 (Call 06/15/24)	150	163,249
CBS Corp.
3.70%, 08/15/24 (Call 05/15/24)	175	185,843
Comcast Corp.
3.60%, 03/01/24	240	265,662
Scripps Networks Interactive Inc.
3.90%, 11/15/24 (Call 08/15/24)	68	71,948
Thomson Reuters Corp.
3.85%, 09/29/24 (Call 06/29/24)[a]	50	53,890
Time Warner Inc.
3.55%, 06/01/24 (Call 03/01/24)	236	251,189
Viacom Inc.
3.88%, 04/01/24 (Call 01/01/24)[a]	125	129,535

		1,121,316
METAL FABRICATE & HARDWARE — 0.21%
Timken Co. (The)
3.88%, 09/01/24 (Call 06/01/24)	100	102,144

		102,144
OFFICE & BUSINESS EQUIPMENT — 0.58%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)[a]	184	192,969
Xerox Corp.
3.80%, 05/15/24	100	94,750

		287,719
OIL & GAS — 5.68%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	141	137,079
BP Capital Markets PLC
3.54%, 11/04/24	170	179,420
3.81%, 02/10/24	307	329,951
Canadian Natural Resources Ltd.
3.80%, 04/15/24 (Call 01/15/24)	90	87,946

Security	Principal (000s)	Value
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)	$168	$174,772
ConocoPhillips Co.
3.35%, 11/15/24 (Call 08/15/24)	225	226,436
Exxon Mobil Corp.
3.18%, 03/15/24 (Call 12/15/23)[a]	164	174,735
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	50	48,115
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)	216	219,355
Kerr-McGee Corp.
6.95%, 07/01/24	141	163,187
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	248	244,829
Noble Energy Inc.
3.90%, 11/15/24 (Call 08/15/24)	62	63,466
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	166	174,576
Total Capital International SA
3.70%, 01/15/24	430	467,672
3.75%, 04/10/24[a]	125	136,243

		2,827,782
OIL & GAS SERVICES — 0.08%
Oceaneering International Inc.
4.65%, 11/15/24 (Call 08/15/24)	43	41,818

		41,818
PHARMACEUTICALS — 4.29%
Actavis Funding SCS
3.85%, 06/15/24 (Call 03/15/24)	315	335,799
AmerisourceBergen Corp.
3.40%, 05/15/24 (Call 02/15/24)	100	106,439
Cardinal Health Inc.
3.50%, 11/15/24 (Call 08/15/24)	100	107,324
Express Scripts Holding Co.
3.50%, 06/15/24 (Call 03/15/24)	281	292,280
McKesson Corp.
3.80%, 03/15/24 (Call 12/15/23)	284	309,060
Novartis Capital Corp.
3.40%, 05/06/24	396	433,913
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	200	207,636
Pfizer Inc.
3.40%, 05/15/24[a]	315	345,962

		2,138,413
PIPELINES — 4.79%
Boardwalk Pipelines LP
4.95%, 12/15/24 (Call 09/15/24)	75	73,941
Buckeye Partners LP
4.35%, 10/15/24 (Call 07/15/24)	50	50,472
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	125	115,304
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)	140	133,411
Energy Transfer Partners LP
4.90%, 02/01/24 (Call 11/01/23)	150	152,210
EnLink Midstream Partners LP
4.40%, 04/01/24 (Call 01/01/24)	125	120,195
Enterprise Products Operating LLC
3.90%, 02/15/24 (Call 11/15/23)	282	298,340

323

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2024 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
EQT Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	$18	$17,390
Kinder Morgan Energy Partners LP
4.15%, 02/01/24 (Call 11/01/23)	91	92,376
4.25%, 09/01/24 (Call 06/01/24)	116	118,255
4.30%, 05/01/24 (Call 02/01/24)	141	144,092
MPLX LP
4.88%, 12/01/24 (Call 09/01/24)[c]	225	222,188
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	110	102,808
Spectra Energy Partners LP
4.75%, 03/15/24 (Call 12/15/23)	275	304,528
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24 (Call 01/01/24)	68	69,260
Williams Partners LP
4.30%, 03/04/24 (Call 12/04/23)	237	232,483
Williams Partners LP/ACMP Finance Corp.
4.88%, 03/15/24 (Call 03/15/19)	141	138,180

		2,385,433
REAL ESTATE — 0.55%
American Campus Communities Operating Partnership LP
4.13%, 07/01/24 (Call 04/01/24)	50	53,091
Regency Centers LP
3.75%, 06/15/24 (Call 03/15/24)	50	52,160
WP Carey Inc.
4.60%, 04/01/24 (Call 01/01/24)	166	171,164

		276,415
REAL ESTATE INVESTMENT TRUSTS — 5.11%
American Tower Corp.
5.00%, 02/15/24	290	333,745
AvalonBay Communities Inc.
3.50%, 11/15/24 (Call 08/15/24)	75	79,538
Boston Properties LP
3.80%, 02/01/24 (Call 11/01/23)	216	233,640
Brandywine Operating Partnership LP
4.10%, 10/01/24 (Call 07/01/24)	50	51,158
Camden Property Trust
4.25%, 01/15/24 (Call 10/15/23)	100	109,342
CBL & Associates LP
4.60%, 10/15/24 (Call 07/15/24)	40	35,907
Corporate Office Properties LP
5.25%, 02/15/24 (Call 11/15/23)	35	37,155
Duke Realty LP
3.75%, 12/01/24 (Call 09/01/24)	50	53,009
Education Realty Operating Partnership LP
4.60%, 12/01/24 (Call 09/01/24)	50	52,023
HCP Inc.
3.88%, 08/15/24 (Call 05/17/24)	203	204,993
4.20%, 03/01/24 (Call 12/01/23)	100	103,453
Hospitality Properties Trust
4.65%, 03/15/24 (Call 09/15/23)	25	25,440
Lexington Realty Trust
4.40%, 06/15/24 (Call 03/15/24)	100	102,877
Liberty Property LP
4.40%, 02/15/24 (Call 11/15/23)	150	162,038
Mid-America Apartments LP
3.75%, 06/15/24 (Call 03/15/24)	50	52,333
National Retail Properties Inc.
3.90%, 06/15/24 (Call 03/15/24)	50	53,014
Omega Healthcare Investors Inc.
4.95%, 04/01/24 (Call 01/01/24)	100	105,003

Security	Principal (000s)	Value
Piedmont Operating Partnership LP
4.45%, 03/15/24 (Call 12/15/23)	$100	$103,761
Realty Income Corp.
3.88%, 07/15/24 (Call 04/15/24)	40	41,946
Senior Housing Properties Trust
4.75%, 05/01/24 (Call 11/01/23)	50	50,890
Simon Property Group LP
3.38%, 10/01/24 (Call 07/01/24)	48	51,863
3.75%, 02/01/24 (Call 11/01/23)	285	313,877
UDR Inc.
3.75%, 07/01/24 (Call 04/01/24)	75	79,838
Welltower Inc.
4.50%, 01/15/24 (Call 10/15/23)	100	108,583

		2,545,426
RETAIL — 3.83%
CVS Health Corp.
3.38%, 08/12/24 (Call 05/12/24)	110	117,903
5.00%, 12/01/24 (Call 09/01/24)	75	87,103
Home Depot Inc. (The)
3.75%, 02/15/24 (Call 11/15/23)	300	336,767
Macy’s Retail Holdings Inc.
3.63%, 06/01/24 (Call 03/01/24)	16	16,091
6.65%, 07/15/24	75	88,097
McDonald’s Corp.
3.25%, 06/10/24	91	98,139
QVC Inc.
4.85%, 04/01/24	126	130,403
Signet UK Finance PLC
4.70%, 06/15/24 (Call 03/15/24)	75	75,195
Target Corp.
3.50%, 07/01/24	184	205,412
Wal-Mart Stores Inc.
3.30%, 04/22/24 (Call 01/22/24)	250	274,300
Walgreens Boots Alliance Inc.
3.80%, 11/18/24 (Call 08/18/24)	445	478,222

		1,907,632
SEMICONDUCTORS — 0.63%
KLA-Tencor Corp.
4.65%, 11/01/24 (Call 08/01/24)	283	312,199

		312,199
SOFTWARE — 1.62%
CDK Global Inc.
4.50%, 10/15/24 (Call 07/15/24)[a]	100	99,933
Fidelity National Information Services Inc.
3.88%, 06/05/24 (Call 03/05/24)	184	196,162
Oracle Corp.
3.40%, 07/08/24 (Call 04/08/24)	475	508,541

		804,636
TELECOMMUNICATIONS — 3.67%
AT&T Inc.
3.90%, 03/11/24 (Call 12/11/23)	216	232,317
4.45%, 04/01/24 (Call 01/01/24)	275	305,023
Cisco Systems Inc.
3.63%, 03/04/24	194	217,129
Juniper Networks Inc.
4.50%, 03/15/24[a]	100	105,206
Motorola Solutions Inc.
4.00%, 09/01/24	133	132,007
Verizon Communications Inc.
3.50%, 11/01/24 (Call 08/01/24)[a]	618	665,390
4.15%, 03/15/24 (Call 12/15/23)	154	171,681

		1,828,753

324

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2024 TERM CORPORATE ETF

July 31, 2016

Security	Principal or Shares (000s)	Value
TRANSPORTATION — 2.17%
Burlington Northern Santa Fe LLC
3.40%, 09/01/24 (Call 06/01/24)	$118	$129,036
3.75%, 04/01/24 (Call 01/01/24)	134	149,511
CSX Corp.
3.40%, 08/01/24 (Call 05/01/24)	216	232,639
FedEx Corp.
4.00%, 01/15/24	236	263,016
Norfolk Southern Corp.
3.85%, 01/15/24 (Call 10/15/23)	100	110,526
Union Pacific Corp.
3.65%, 02/15/24 (Call 11/15/23)	50	55,453
3.75%, 03/15/24 (Call 12/15/23)	125	139,571

		1,079,752
WATER — 0.28%
American Water Capital Corp.
3.85%, 03/01/24 (Call 12/01/23)	125	139,356

		139,356

TOTAL CORPORATE BONDS & NOTES
(Cost: $46,878,689)		48,780,762

SHORT-TERM INVESTMENTS — 9.48%

MONEY MARKET FUNDS — 9.48%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[d,e,f]	3,584	3,584,193
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[d,e,f]	772	772,092
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]	362	362,115

		4,718,400

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,718,400)		4,718,400

TOTAL INVESTMENTS IN SECURITIES — 107.45% (Cost: $51,597,089)[g]		53,499,162
Other Assets, Less Liabilities — (7.45)%		(3,709,972)

NET ASSETS — 100.00%		$49,789,190

[a]	All or a portion of this security represents a security on loan.
[b]	Affiliated issuer. See Schedule 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $51,598,742. Net unrealized appreciation was $1,900,420, of which $1,924,513 represented gross unrealized appreciation on securities and $24,093 represented gross unrealized depreciation on securities.

325

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2024 TERM CORPORATE ETF

July 31, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended July 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Financial Services Group Inc. (The) 3.90%, 04/29/24	$60	$186	$—	$246	$266,674	$3,940	$—

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$48,780,762	$—	$48,780,762
Money market funds	4,718,400	—	—	4,718,400

Total	$4,718,400	$48,780,762	$—	$53,499,162

326

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® DEC 2025 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.43%

AEROSPACE & DEFENSE — 1.04%
Boeing Co. (The)
2.50%, 03/01/25 (Call 12/01/24)	$50	$51,758
2.60%, 10/30/25 (Call 07/30/25)	100	104,255
Embraer Netherlands Finance BV
5.05%, 06/15/25	150	150,937
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	280	293,565

		600,515
AGRICULTURE — 1.07%
Philip Morris International Inc.
3.38%, 08/11/25 (Call 05/11/25)	100	109,009
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	450	509,460

		618,469
AIRLINES — 0.21%
United Airlines 2013-1 Pass Through Trust Series A, Class A
4.30%, 02/15/27	116	122,837

		122,837
AUTO MANUFACTURERS — 1.11%
Ford Motor Credit Co. LLC
4.13%, 08/04/25	200	214,859
General Motors Co.
4.00%, 04/01/25	105	108,820
General Motors Financial Co. Inc.
4.30%, 07/13/25 (Call 04/13/25)	300	316,512

		640,191
BANKS — 23.31%
Associated Banc-Corp.
4.25%, 01/15/25 (Call 10/15/24)	20	20,760
Bank of America Corp.
3.88%, 08/01/25	750	803,932
4.00%, 01/22/25	395	408,522
Series L
3.95%, 04/21/25	400	412,530
Bank of New York Mellon Corp. (The)
3.00%, 02/24/25 (Call 01/24/25)[a]	125	131,618
3.95%, 11/18/25 (Call 10/18/25)	25	28,387
Bank of Nova Scotia (The)
4.50%, 12/16/25	250	264,919
Barclays PLC
3.65%, 03/16/25	400	394,480
Branch Banking & Trust Co.
3.63%, 09/16/25 (Call 08/16/25)	250	269,293
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	100	101,563
4.20%, 10/29/25 (Call 09/29/25)	375	390,659
Citigroup Inc.
3.30%, 04/27/25	500	517,712
3.88%, 03/26/25	100	102,707
4.40%, 06/10/25	250	264,869
5.50%, 09/13/25	425	483,405

Security	Principal (000s)	Value
Citizens Financial Group Inc.
4.30%, 12/03/25 (Call 11/03/25)	$125	$132,247
4.35%, 08/01/25 (Call 07/01/25)	100	106,000
Cooperatieve Rabobank UA
4.38%, 08/04/25	250	263,630
Cooperatieve Rabobank UA/NY
3.38%, 05/21/25	500	530,753
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 03/26/25	500	499,651
Goldman Sachs Group Inc. (The)
3.50%, 01/23/25 (Call 10/23/24)	385	398,694
3.75%, 05/22/25 (Call 02/22/25)[a]	385	407,276
4.25%, 10/21/25	455	479,511
HSBC Holdings PLC
4.25%, 08/18/25	400	408,771
JPMorgan Chase & Co.
3.13%, 01/23/25 (Call 10/23/24)[a]	290	298,200
3.90%, 07/15/25 (Call 04/15/25)	750	814,625
Lloyds Bank PLC
3.50%, 05/14/25	400	422,333
Lloyds Banking Group PLC
4.58%, 12/10/25[b]	200	203,387
Morgan Stanley
4.00%, 07/23/25	625	672,896
5.00%, 11/24/25	300	332,744
Northern Trust Corp.
3.95%, 10/30/25	150	167,735
PNC Bank N.A.
4.20%, 11/01/25 (Call 10/02/25)[a,c]	250	284,431
Santander Holdings USA Inc.
4.50%, 07/17/25 (Call 04/17/25)	250	260,825
Santander Issuances SAU
5.18%, 11/19/25	400	407,956
State Street Corp.
3.55%, 08/18/25	275	301,775
SVB Financial Group
3.50%, 01/29/25	125	127,685
U.S. Bank N.A./Cincinnati OH
2.80%, 01/27/25 (Call 12/27/24)	250	260,303
Wells Fargo & Co.
3.00%, 02/19/25	610	629,586
3.55%, 09/29/25	400	429,809

		13,436,179
BEVERAGES — 1.77%
Coca-Cola Bottling Co. Consolidated
3.80%, 11/25/25 (Call 08/25/25)	175	188,069
Coca-Cola Co. (The)
2.88%, 10/27/25	300	319,712
Dr Pepper Snapple Group Inc.
3.40%, 11/15/25 (Call 08/15/25)	125	133,956
PepsiCo Inc.
2.75%, 04/30/25 (Call 01/30/25)	200	209,925
3.50%, 07/17/25 (Call 04/17/25)	150	166,400

		1,018,062

327

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2025 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
BIOTECHNOLOGY — 2.73%
Amgen Inc.
3.13%, 05/01/25 (Call 02/01/25)[a]	$210	$221,825
Biogen Inc.
4.05%, 09/15/25 (Call 06/15/25)	360	394,869
Celgene Corp.
3.88%, 08/15/25 (Call 05/15/25)	500	542,479
Gilead Sciences Inc.
3.50%, 02/01/25 (Call 11/01/24)	385	414,769

		1,573,942
BUILDING MATERIALS — 0.09%
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)	50	53,625

		53,625
CHEMICALS — 1.03%
Agrium Inc.
3.38%, 03/15/25 (Call 12/15/24)[a]	95	97,698
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	230	243,376
Monsanto Co.
2.85%, 04/15/25 (Call 01/15/25)	100	99,776
Potash Corp. of Saskatchewan Inc.
3.00%, 04/01/25 (Call 01/01/25)[a]	50	50,899
Praxair Inc.
2.65%, 02/05/25 (Call 11/05/24)	50	52,042
Sherwin-Williams Co. (The)
3.45%, 08/01/25 (Call 05/01/25)	50	51,492

		595,283
COMMERCIAL SERVICES — 0.93%
Automatic Data Processing Inc.
3.38%, 09/15/25 (Call 06/15/25)	150	163,642
Block Financial LLC
5.25%, 10/01/25 (Call 07/01/25)	100	106,904
S&P Global Inc.
4.00%, 06/15/25	100	109,335
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	150	158,296

		538,177
COMPUTERS — 2.49%
Apple Inc.
2.50%, 02/09/25	330	335,618
3.20%, 05/13/25	375	401,416
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (Call 07/15/25)[a,b]	400	420,438
International Business Machines Corp.
7.00%, 10/30/25	75	102,343
Seagate HDD Cayman
4.75%, 01/01/25	200	175,500

		1,435,315
DIVERSIFIED FINANCIAL SERVICES — 4.55%
Affiliated Managers Group Inc.
3.50%, 08/01/25	95	94,210
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	75	77,761
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)[a]	150	159,024

Security	Principal (000s)	Value
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	$80	$81,675
Franklin Resources Inc.
2.85%, 03/30/25[a]	25	25,857
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	200	217,694
Intercontinental Exchange Inc.
3.75%, 12/01/25 (Call 09/01/25)	300	328,285
Janus Capital Group Inc.
4.88%, 08/01/25 (Call 05/01/25)	50	54,246
Lazard Group LLC
3.75%, 02/13/25	55	54,765
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/25 (Call 10/27/24)	200	207,316
3.25%, 11/01/25 (Call 08/01/25)	100	108,029
Synchrony Financial
4.50%, 07/23/25 (Call 04/24/25)	225	240,427
TD Ameritrade Holding Corp.
3.63%, 04/01/25 (Call 01/01/25)	100	106,852
Visa Inc.
3.15%, 12/14/25 (Call 09/14/25)	810	867,106

		2,623,247
ELECTRIC — 4.27%
Alabama Power Co.
2.80%, 04/01/25 (Call 01/01/25)[a]	100	104,595
Ameren Illinois Co.
3.25%, 03/01/25 (Call 12/01/24)	50	53,903
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	30	32,053
Berkshire Hathaway Energy Co.
3.50%, 02/01/25 (Call 11/01/24)[a]	100	108,823
CMS Energy Corp.
3.60%, 11/15/25 (Call 08/15/25)	55	59,225
Dominion Resources Inc./VA
3.90%, 10/01/25 (Call 07/01/25)	100	108,470
DTE Electric Co.
3.38%, 03/01/25 (Call 12/01/24)	70	76,516
Duke Energy Progress LLC
3.25%, 08/15/25 (Call 05/15/25)	105	113,689
Eversource Energy
Series H
3.15%, 01/15/25 (Call 10/15/24)	100	104,804
Exelon Corp.
3.95%, 06/15/25 (Call 03/15/25)	300	327,491
Florida Power & Light Co.
3.13%, 12/01/25 (Call 06/01/25)	100	107,312
Kansas City Power & Light Co.
3.65%, 08/15/25 (Call 05/15/25)	25	26,728
Louisville Gas & Electric Co.
Series 25
3.30%, 10/01/25 (Call 07/01/25)	250	270,280
Oncor Electric Delivery Co. LLC
2.95%, 04/01/25 (Call 01/01/25)	50	52,439
Pacific Gas & Electric Co.
3.50%, 06/15/25 (Call 03/15/25)	90	98,337
Public Service Co. of Colorado
2.90%, 05/15/25 (Call 11/15/24)	200	211,188

328

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2025 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
Public Service Electric & Gas Co.
3.00%, 05/15/25 (Call 02/15/25)[a]	$100	$106,365
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)	75	78,538
Southern Power Co.
4.15%, 12/01/25 (Call 09/01/25)	135	146,380
Virginia Electric & Power Co.
3.10%, 05/15/25 (Call 02/15/25)	75	79,993
WEC Energy Group Inc.
3.55%, 06/15/25 (Call 03/15/25)	50	54,418
Westar Energy Inc.
3.25%, 12/01/25 (Call 09/01/25)	80	85,459
Wisconsin Electric Power Co.
3.10%, 06/01/25 (Call 03/01/25)	50	53,063

		2,460,069
ELECTRICAL COMPONENTS & EQUIPMENT — 0.19%
Emerson Electric Co.
3.15%, 06/01/25 (Call 03/01/25)	100	106,916

		106,916
ELECTRONICS — 0.32%
Arrow Electronics Inc.
4.00%, 04/01/25 (Call 01/01/25)	50	51,043
Flextronics International Ltd.
4.75%, 06/15/25 (Call 03/15/25)	100	104,250
Thermo Fisher Scientific Inc.
3.65%, 12/15/25 (Call 09/15/25)[a]	25	26,413

		181,706
ENVIRONMENTAL CONTROL — 0.41%
Republic Services Inc.
3.20%, 03/15/25 (Call 12/15/24)	50	52,595
Waste Management Inc.
3.13%, 03/01/25 (Call 12/01/24)	175	185,906

		238,501
FOOD — 2.01%
JM Smucker Co. (The)
3.50%, 03/15/25	250	271,116
Kraft Heinz Foods Co.
3.95%, 07/15/25 (Call 04/15/25)[b]	410	451,569
Sysco Corp.
3.75%, 10/01/25 (Call 07/01/25)	175	190,647
Unilever Capital Corp.
3.10%, 07/30/25	100	108,510
Whole Foods Market Inc.
5.20%, 12/03/25 (Call 09/03/25)[a,b]	125	135,749

		1,157,591
GAS — 0.56%
National Fuel Gas Co.
5.20%, 07/15/25 (Call 04/15/25)	75	78,937
Sempra Energy
3.75%, 11/15/25 (Call 08/15/25)	100	107,465

Security	Principal (000s)	Value
Southern California Gas Co.
3.20%, 06/15/25 (Call 03/15/25)	$125	$134,677

		321,079
HEALTH CARE — PRODUCTS — 3.39%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)	150	154,395
Boston Scientific Corp.
3.85%, 05/15/25[a]	150	160,872
Danaher Corp.
3.35%, 09/15/25 (Call 06/15/25)	100	110,505
Medtronic Inc.
3.50%, 03/15/25	810	886,342
Stryker Corp.
3.38%, 11/01/25 (Call 08/01/25)	210	223,174
Zimmer Biomet Holdings Inc.
3.55%, 04/01/25 (Call 01/01/25)	400	420,544

		1,955,832
HEALTH CARE — SERVICES — 1.69%
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)	200	208,127
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	100	105,038
Quest Diagnostics Inc.
3.50%, 03/30/25 (Call 12/30/24)	125	130,478
UnitedHealth Group Inc.
3.75%, 07/15/25	475	529,271

		972,914
HOLDING COMPANIES — DIVERSIFIED — 0.44%
Brixmor Operating Partnership LP
3.85%, 02/01/25 (Call 11/01/24)[a]	175	177,367
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/10/25)	75	76,637

		254,004
HOME FURNISHINGS — 0.09%
Harman International Industries Inc.
4.15%, 05/15/25 (Call 02/15/25)	50	52,347

		52,347
HOUSEHOLD PRODUCTS & WARES — 0.24%
Kimberly-Clark Corp.
2.65%, 03/01/25	30	31,582
3.05%, 08/15/25	100	108,134

		139,716
HOUSEWARES — 0.09%
Newell Brands Inc.
3.90%, 11/01/25 (Call 08/01/25)	50	52,682

		52,682
INSURANCE — 2.40%
Aflac Inc.
3.25%, 03/17/25	50	52,264

329

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2025 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (Call 07/29/25)	$50	$51,581
American International Group Inc.
3.75%, 07/10/25 (Call 04/10/25)	300	312,229
Aon PLC
3.88%, 12/15/25 (Call 09/15/25)	150	160,048
Chubb INA Holdings Inc.
3.15%, 03/15/25	100	105,976
Kemper Corp.
4.35%, 02/15/25 (Call 11/15/24)	25	25,864
Lincoln National Corp.
3.35%, 03/09/25[a]	50	50,525
Marsh & McLennan Companies Inc.
3.50%, 03/10/25 (Call 12/10/24)	85	89,026
MetLife Inc.
3.00%, 03/01/25	150	152,744
3.60%, 11/13/25 (Call 08/13/25)	100	105,698
Principal Financial Group Inc.
3.40%, 05/15/25 (Call 02/15/25)	100	102,545
RenaissanceRe Finance Inc.
3.70%, 04/01/25 (Call 01/01/25)	50	50,690
Unum Group
3.88%, 11/05/25	25	25,578
XLIT Ltd.
4.45%, 03/31/25	100	101,366

		1,386,134
INTERNET — 0.09%
Priceline Group Inc. (The)
3.65%, 03/15/25 (Call 12/15/24)	50	52,130

		52,130
LEISURE TIME — 0.28%
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	150	159,183

		159,183
LODGING — 0.28%
Marriott International Inc./MD
3.75%, 10/01/25 (Call 07/01/25)	50	53,281
Starwood Hotels & Resorts Worldwide Inc.
3.75%, 03/15/25 (Call 12/15/24)	25	26,267
Wyndham Worldwide Corp.
5.10%, 10/01/25 (Call 07/01/25)	75	81,670

		161,218
MACHINERY — 0.65%
Dover Corp.
3.15%, 11/15/25 (Call 08/15/25)[a]	100	107,078
John Deere Capital Corp.
3.40%, 09/11/25[a]	100	109,605
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	50	52,212
Roper Technologies Inc.
3.85%, 12/15/25 (Call 09/15/25)	100	107,078

		375,973

Security	Principal (000s)	Value
MANUFACTURING — 0.14%
Pentair Finance SA
4.65%, 09/15/25 (Call 06/15/25)	$50	$51,994
Textron Inc.
3.88%, 03/01/25 (Call 12/01/24)	25	26,510

		78,504
MEDIA — 4.12%
21st Century Fox America Inc.
7.70%, 10/30/25	150	205,692
CBS Corp.
3.50%, 01/15/25 (Call 10/15/24)	150	156,432
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/25 (Call 04/23/25)[b]	825	908,542
Comcast Corp.
3.38%, 08/15/25 (Call 05/15/25)	550	595,491
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	130	127,625
Time Warner Inc.
3.60%, 07/15/25 (Call 04/15/25)	255	273,541
Walt Disney Co. (The)
3.15%, 09/17/25[a]	100	109,470

		2,376,793
METAL FABRICATE & HARDWARE — 0.47%
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	250	271,558

		271,558
MINING — 0.73%
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)[a]	275	296,003
Southern Copper Corp.
3.88%, 04/23/25	125	126,719

		422,722
OIL & GAS — 4.00%
BP Capital Markets PLC
3.51%, 03/17/25	175	184,283
Canadian Natural Resources Ltd.
3.90%, 02/01/25 (Call 11/01/24)	80	78,568
Chevron Corp.
3.33%, 11/17/25 (Call 08/17/25)	100	106,992
ConocoPhillips Co.
3.35%, 05/15/25 (Call 02/15/25)	100	100,302
Devon Energy Corp.
5.85%, 12/15/25 (Call 09/15/25)	200	218,313
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	75	75,781
Exxon Mobil Corp.
2.71%, 03/06/25 (Call 12/06/24)	400	416,722
Helmerich & Payne International Drilling Co.
4.65%, 03/15/25 (Call 12/15/24)[a]	100	106,349
Marathon Oil Corp.
3.85%, 06/01/25 (Call 03/01/25)	200	180,940
Occidental Petroleum Corp.
3.50%, 06/15/25 (Call 03/15/25)	150	158,477

330

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2025 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
Shell International Finance BV
3.25%, 05/11/25[a]	$500	$526,995
Valero Energy Corp.
3.65%, 03/15/25[a]	150	151,001

		2,304,723
OIL & GAS SERVICES — 0.54%
Halliburton Co.
3.80%, 11/15/25 (Call 08/15/25)	300	309,055

		309,055
PHARMACEUTICALS — 7.06%
AbbVie Inc.
3.60%, 05/14/25 (Call 02/14/25)	710	750,698
Actavis Funding SCS
3.80%, 03/15/25 (Call 12/15/24)	800	848,351
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	100	105,541
AstraZeneca PLC
3.38%, 11/16/25	435	466,037
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	350	372,116
Cardinal Health Inc.
3.75%, 09/15/25 (Call 06/15/25)[a]	150	164,349
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)	100	106,058
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	50	54,885
Merck & Co. Inc.
2.75%, 02/10/25 (Call 11/10/24)	600	630,001
Novartis Capital Corp.
3.00%, 11/20/25 (Call 08/20/25)[a]	300	321,922
Zoetis Inc.
4.50%, 11/13/25 (Call 08/13/25)[a]	225	251,360

		4,071,318
PIPELINES — 4.06%
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	100	107,289
Enbridge Energy Partners LP
5.88%, 10/15/25 (Call 07/15/25)[a]	50	54,793
Energy Transfer Partners LP
4.05%, 03/15/25 (Call 12/15/24)	250	244,486
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	125	116,556
Enterprise Products Operating LLC
3.75%, 02/15/25 (Call 11/15/24)	250	260,705
Kinder Morgan Inc./DE
4.30%, 06/01/25 (Call 03/01/25)[a]	300	310,695
Magellan Midstream Partners LP
3.20%, 03/15/25 (Call 12/15/24)	50	49,593
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)[a]	115	107,812
4.88%, 06/01/25 (Call 03/01/25)[b]	250	246,875
ONEOK Partners LP
4.90%, 03/15/25 (Call 12/15/24)	75	77,820
Phillips 66 Partners LP
3.61%, 02/15/25 (Call 11/15/24)	50	48,905
Plains All American Pipeline LP/PAA Finance Corp.
4.65%, 10/15/25 (Call 07/15/25)[a]	200	200,301

Security	Principal (000s)	Value
Spectra Energy Partners LP
3.50%, 03/15/25 (Call 12/15/24)	$100	$102,122
Sunoco Logistics Partners Operations LP
5.95%, 12/01/25 (Call 09/01/25)	50	56,716
TC PipeLines LP
4.38%, 03/13/25 (Call 12/13/24)	30	30,033
Western Gas Partners LP
3.95%, 06/01/25 (Call 03/01/25)	65	62,833
Williams Partners LP
3.90%, 01/15/25 (Call 10/15/24)	150	142,312
4.00%, 09/15/25 (Call 06/15/25)	125	119,068

		2,338,914
REAL ESTATE — 0.82%
Brookfield Asset Management Inc.
4.00%, 01/15/25 (Call 10/15/24)	100	103,838
CBRE Services Inc.
5.25%, 03/15/25 (Call 12/15/24)	100	105,476
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)	150	162,396
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)	100	98,519

		470,229
REAL ESTATE INVESTMENT TRUSTS — 3.55%
American Tower Corp.
4.00%, 06/01/25 (Call 03/01/25)	100	108,550
AvalonBay Communities Inc.
3.45%, 06/01/25 (Call 03/03/25)	50	52,940
3.50%, 11/15/25 (Call 08/15/25)	100	106,303
Columbia Property Trust Operating Partnership LP
4.15%, 04/01/25 (Call 01/01/25)	100	102,435
DDR Corp.
3.63%, 02/01/25 (Call 11/01/24)	90	90,745
Digital Realty Trust LP
4.75%, 10/01/25 (Call 07/01/25)[a]	100	107,057
Essex Portfolio LP
3.50%, 04/01/25 (Call 01/01/25)	125	130,479
HCP Inc.
3.40%, 02/01/25 (Call 11/01/24)	145	141,242
4.00%, 06/01/25 (Call 03/01/25)	125	127,008
Healthcare Realty Trust Inc.
3.88%, 05/01/25 (Call 02/01/25)	50	50,418
Hospitality Properties Trust
4.50%, 03/15/25 (Call 09/15/24)	50	50,476
Host Hotels & Resorts LP
4.00%, 06/15/25 (Call 03/15/25)	50	51,437
Kilroy Realty LP
4.38%, 10/01/25 (Call 07/01/25)	65	70,574
Liberty Property LP
3.75%, 04/01/25 (Call 01/01/25)	100	103,216
Mid-America Apartments LP
4.00%, 11/15/25 (Call 08/15/25)	50	53,283
Regency Centers LP
3.90%, 11/01/25 (Call 08/01/25)	50	52,882
Retail Properties of America Inc.
4.00%, 03/15/25 (Call 12/15/24)	50	48,370
Select Income REIT
4.50%, 02/01/25 (Call 11/01/24)	130	127,224
Simon Property Group LP
3.50%, 09/01/25 (Call 06/01/25)	100	108,635

331

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2025 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
Ventas Realty LP
3.50%, 02/01/25 (Call 11/01/24)[a]	$70	$72,237
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)	275	291,842

		2,047,353
RETAIL — 2.95%
AutoNation Inc.
4.50%, 10/01/25 (Call 07/01/25)	100	106,977
AutoZone Inc.
3.25%, 04/15/25 (Call 01/15/25)	10	10,483
Coach Inc.
4.25%, 04/01/25 (Call 01/01/25)	140	145,946
CVS Health Corp.
3.88%, 07/20/25 (Call 04/20/25)	575	638,558
Dollar General Corp.
4.15%, 11/01/25 (Call 08/01/25)[a]	125	138,562
Home Depot Inc. (The)
3.35%, 09/15/25 (Call 06/15/25)	150	165,374
Kohl’s Corp.
4.25%, 07/17/25 (Call 04/17/25)[a]	100	101,392
Lowe’s Companies Inc.
3.38%, 09/15/25 (Call 06/15/25)	185	203,075
McDonald’s Corp.
3.38%, 05/26/25 (Call 02/26/25)	100	107,038
QVC Inc.
4.45%, 02/15/25 (Call 11/15/24)	80	80,504

		1,697,909
SEMICONDUCTORS — 2.60%
Analog Devices Inc.
3.90%, 12/15/25 (Call 09/15/25)	200	211,666
Applied Materials Inc.
3.90%, 10/01/25 (Call 07/01/25)	100	110,630
Intel Corp.
3.70%, 07/29/25 (Call 04/29/25)	575	641,874
Lam Research Corp.
3.80%, 03/15/25 (Call 12/15/24)	25	26,454
QUALCOMM Inc.
3.45%, 05/20/25 (Call 02/20/25)[a]	475	511,106

		1,501,730
SOFTWARE — 3.87%
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	150	159,044
Autodesk Inc.
4.38%, 06/15/25 (Call 03/15/25)	60	63,607
Fidelity National Information Services Inc.
5.00%, 10/15/25 (Call 07/15/25)	225	259,555
Fiserv Inc.
3.85%, 06/01/25 (Call 03/01/25)	100	108,685
Microsoft Corp.
2.70%, 02/12/25 (Call 11/12/24)[a]	325	337,268
3.13%, 11/03/25 (Call 08/03/25)	685	733,667
Oracle Corp.
2.95%, 05/15/25 (Call 02/15/25)	550	570,682

		2,232,508

Security	Principal or Shares (000s)	Value
TELECOMMUNICATIONS — 3.04%
AT&T Inc.
3.40%, 05/15/25 (Call 02/15/25)	$950	$982,853
3.95%, 01/15/25 (Call 10/15/24)	250	269,448
Cisco Systems Inc.
3.50%, 06/15/25[a]	100	112,405
Harris Corp.
3.83%, 04/27/25 (Call 01/27/25)	100	107,287
Juniper Networks Inc.
4.35%, 06/15/25 (Call 03/15/25)[a]	50	51,786
Motorola Solutions Inc.
7.50%, 05/15/25	100	119,490
Rogers Communications Inc.
3.63%, 12/15/25 (Call 09/15/25)	100	108,369

		1,751,638
TRANSPORTATION — 1.67%
Burlington Northern Santa Fe LLC
3.65%, 09/01/25 (Call 06/01/25)	225	251,082
7.00%, 12/15/25	50	68,648
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	50	51,224
CSX Corp.
3.35%, 11/01/25 (Call 08/01/25)	150	160,856
FedEx Corp.
3.20%, 02/01/25	175	185,444
Union Pacific Corp.
3.25%, 01/15/25 (Call 10/15/24)	150	163,071
3.25%, 08/15/25 (Call 05/15/25)	75	81,833

		962,158
WATER — 0.08%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	45	49,059

		49,059

TOTAL CORPORATE BONDS & NOTES
(Cost: $53,467,617)		56,170,008

U.S. GOVERNMENT OBLIGATIONS — 0.92%
U.S. Treasury Note/Bond
2.13%, 05/15/25	500	529,035

		529,035

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $529,395)		529,035

SHORT-TERM INVESTMENTS — 11.81%

MONEY MARKET FUNDS — 11.81%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[d,e,f]	5,022	5,022,111

332

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2025 TERM CORPORATE ETF

July 31, 2016

Security	Shares (000s)	Value
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[d,e,f]	1,082	$1,081,842
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]	704	704,486

		6,808,439

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,808,439)		6,808,439

TOTAL INVESTMENTS IN SECURITIES — 110.16% (Cost: $60,805,451)[g]		63,507,482
Other Assets, Less Liabilities — (10.16)%		(5,857,675)

NET ASSETS — 100.00%		$57,649,807

[a]	All or a portion of this security represents a security on loan.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
f	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $60,806,332. Net unrealized appreciation was $2,701,150, of which $2,712,376 represented gross unrealized appreciation on securities and $11,226 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended July 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
4.20%, 11/01/25	$—	$250	$—	$250	$284,431	$4,798	$—

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$56,170,008	$—	$56,170,008
U.S. government obligations	—	529,035	—	529,035
Money market funds	6,808,439	—	—	6,808,439

Total	$6,808,439	$56,699,043	$—	$63,507,482

333

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 91.22%

ADVERTISING — 0.10%
Interpublic Group of Companies Inc. (The)
2.25%, 11/15/17	$100	$100,299

		100,299
AEROSPACE & DEFENSE — 0.69%
General Dynamics Corp.
1.00%, 11/15/17	150	150,264
L-3 Communications Corp.
1.50%, 05/28/17	150	150,260
United Technologies Corp.
1.80%, 06/01/17	300	302,141
5.38%, 12/15/17	100	106,028

		708,693
AGRICULTURE — 0.60%
Archer-Daniels-Midland Co.
5.45%, 03/15/18	80	85,562
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	75	76,122
Philip Morris International Inc.
1.13%, 08/21/17	400	400,891
Reynolds American Inc.
2.30%, 08/21/17	50	50,542

		613,117
AUTO MANUFACTURERS — 2.89%
American Honda Finance Corp.
0.95%, 05/05/17	450	450,285
1.20%, 07/14/17	100	100,177
1.55%, 12/11/17	300	302,377
General Motors Financial Co. Inc.
4.75%, 08/15/17	400	412,666
PACCAR Financial Corp.
1.45%, 03/09/18	350	351,874
Toyota Motor Credit Corp.
1.13%, 05/16/17	150	150,230
1.38%, 01/10/18	600	603,277
1.45%, 01/12/18	500	503,135
1.75%, 05/22/17	100	100,570

		2,974,591
AUTO PARTS & EQUIPMENT — 0.10%
Johnson Controls Inc.
1.40%, 11/02/17	100	99,984

		99,984
BANKS — 32.57%
Australia & New Zealand Banking Group Ltd./New York NY
1.25%, 06/13/17	250	250,364
1.50%, 01/16/18	250	250,675
Bank of America Corp.
1.70%, 08/25/17	600	602,136
2.00%, 01/11/18	950	956,591
5.70%, 05/02/17	250	257,751
5.75%, 12/01/17	600	633,832
6.00%, 09/01/17	450	471,361

Security	Principal (000s)	Value
Bank of America N.A.
1.65%, 03/26/18	$250	$251,579
Bank of Montreal
1.30%, 07/14/17 (Call 06/14/17)	250	250,297
1.40%, 09/11/17	250	250,653
Bank of New York Mellon Corp. (The)
1.35%, 03/06/18 (Call 02/06/18)	375	376,053
Bank of Nova Scotia (The)
1.25%, 04/11/17	300	300,546
1.38%, 12/18/17 (Call 11/18/17)	350	350,955
Barclays PLC
2.00%, 03/16/18	500	499,499
BB&T Corp.
1.45%, 01/12/18 (Call 12/12/17)	75	75,240
1.60%, 08/15/17 (Call 07/14/17)	100	100,442
BNP Paribas SA
2.38%, 09/14/17	300	303,529
BPCE SA
1.63%, 01/26/18	250	251,036
Branch Banking & Trust Co.
1.00%, 04/03/17 (Call 03/03/17)	250	250,235
1.35%, 10/01/17 (Call 09/01/17)	250	250,503
Capital One Financial Corp.
6.75%, 09/15/17	150	158,360
Capital One N.A./Mclean VA
1.50%, 09/05/17 (Call 08/05/17)	250	249,965
1.65%, 02/05/18 (Call 01/05/18)	500	500,266
Citigroup Inc.
1.55%, 08/14/17	900	901,268
1.85%, 11/24/17	250	251,255
6.00%, 08/15/17	100	104,661
6.13%, 11/21/17	850	898,763
Commonwealth Bank of Australia/New York NY
1.63%, 03/12/18	250	251,043
1.90%, 09/18/17	500	503,846
Compass Bank
1.85%, 09/29/17 (Call 08/29/17)	250	249,391
Cooperatieve Rabobank UA/NY
1.70%, 03/19/18	250	251,357
Credit Suisse AG/New York NY
1.38%, 05/26/17[a]	1,100	1,100,057
6.00%, 02/15/18	190	200,383
Deutsche Bank AG/London
1.35%, 05/30/17[a]	450	446,814
1.88%, 02/13/18[a]	600	596,067
6.00%, 09/01/17	375	389,908
Fifth Third Bank/Cincinnati OH
1.45%, 02/28/18 (Call 01/28/18)	200	200,346
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	1,050	1,063,161
5.95%, 01/18/18	225	239,570
6.25%, 09/01/17	650	684,402
HSBC USA Inc.
1.30%, 06/23/17[a]	100	99,915
1.50%, 11/13/17	300	299,761

334

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
1.63%, 01/16/18	$300	$299,838
1.70%, 03/05/18	450	450,263
Huntington National Bank (The)
1.70%, 02/26/18 (Call 01/26/18)	250	250,870
Intesa Sanpaolo SpA
3.88%, 01/16/18	450	460,023
Itau CorpBanca
3.13%, 01/15/18	200	202,500
JPMorgan Chase & Co. Series H
1.70%, 03/01/18 (Call 02/01/18)	550	553,320
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	750	790,106
KeyBank N.A./Cleveland OH
1.65%, 02/01/18	250	250,990
Lloyds Bank PLC
1.75%, 03/16/18	400	400,110
Manufacturers & Traders Trust Co.
1.40%, 07/25/17 (Call 06/25/17)	250	250,419
Morgan Stanley
5.95%, 12/28/17	800	849,271
Series F
5.55%, 04/27/17	600	619,537
MUFG Union Bank N.A.
2.13%, 06/16/17	250	252,501
National Bank of Canada
1.45%, 11/07/17 (Call 10/07/17)	250	249,960
PNC Bank N.A.
1.50%, 02/23/18 (Call 01/24/18)[b]	250	251,236
6.00%, 12/07/17[b]	250	265,104
Royal Bank of Canada
1.00%, 04/27/17	125	125,056
1.25%, 06/16/17	250	250,253
1.40%, 10/13/17[a]	250	250,705
1.50%, 01/16/18[a]	350	350,693
Santander Bank N.A.
2.00%, 01/12/18 (Call 12/12/17)	250	249,247
Societe Generale SA
2.75%, 10/12/17	250	253,654
State Street Corp.
4.96%, 03/15/18	150	156,641
Sumitomo Mitsui Banking Corp.
1.50%, 01/18/18[a]	250	250,135
1.75%, 01/16/18	250	251,214
1.80%, 07/18/17	250	251,283
SunTrust Banks Inc.
6.00%, 09/11/17	150	157,386
Svenska Handelsbanken AB
1.63%, 03/21/18	500	502,524
Toronto-Dominion Bank (The)
1.13%, 05/02/17[a]	250	250,210
1.63%, 03/13/18	400	402,761
U.S. Bancorp.
1.65%, 05/15/17 (Call 04/15/17)	250	251,311
U.S. Bank N.A./Cincinnati OH
1.35%, 01/26/18 (Call 12/26/17)	250	250,999
1.38%, 09/11/17 (Call 08/11/17)	250	250,797
1.45%, 01/29/18 (Call 12/29/17)	250	251,354

Security	Principal (000s)	Value
UBS AG/Stamford CT
1.38%, 06/01/17	$250	$250,269
1.38%, 08/14/17	500	500,321
1.80%, 03/26/18	500	502,743
5.88%, 12/20/17	500	530,869
Wachovia Corp.
5.75%, 02/01/18	800	852,560
Wells Fargo & Co.
1.15%, 06/02/17	150	150,131
1.50%, 01/16/18	900	905,031
5.63%, 12/11/17	650	689,048
Wells Fargo Bank N.A.
6.00%, 11/15/17	250	265,256
Westpac Banking Corp.
1.20%, 05/19/17	150	150,123
1.50%, 12/01/17	500	501,563
1.60%, 01/12/18	500	502,054

		33,476,075
BEVERAGES — 2.05%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	75	79,794
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	400	400,911
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17[a]	250	250,860
Coca-Cola Co. (The)
1.65%, 03/14/18	450	456,415
Diageo Capital PLC
1.50%, 05/11/17	250	251,030
5.75%, 10/23/17	250	264,094
PepsiCo Inc.
1.13%, 07/17/17	250	250,747
1.25%, 08/13/17	150	150,674

		2,104,525
BIOTECHNOLOGY — 1.03%
Amgen Inc.
1.25%, 05/22/17	250	250,336
2.13%, 05/15/17	550	554,371
Biogen Inc.
6.88%, 03/01/18	100	108,357
Celgene Corp.
1.90%, 08/15/17	150	150,906

		1,063,970
CHEMICALS — 0.88%
Air Products & Chemicals Inc.
1.20%, 10/15/17	100	100,344
Airgas Inc.
1.65%, 02/15/18 (Call 01/15/18)	100	100,341
Eastman Chemical Co.
2.40%, 06/01/17	125	126,148
Ecolab Inc.
1.45%, 12/08/17	75	75,238
1.55%, 01/12/18	150	150,724
Monsanto Co.
1.15%, 06/30/17	150	149,924
RPM International Inc.
6.50%, 02/15/18	100	106,529
Sherwin-Williams Co. (The)
1.35%, 12/15/17[a]	100	100,282

		909,530

335

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
COMMERCIAL SERVICES — 0.20%
Synchrony Financial
1.88%, 08/15/17 (Call 07/15/17)	$100	$100,012
Western Union Co. (The)
2.88%, 12/10/17	100	101,149

		201,161
COMPUTERS — 2.52%
Apple Inc.
0.90%, 05/12/17	100	100,036
1.05%, 05/05/17	350	350,632
1.30%, 02/23/18	250	251,537
Hewlett Packard Enterprise Co.
2.45%, 10/05/17[c]	500	505,447
International Business Machines Corp.
1.13%, 02/06/18	100	100,364
5.70%, 09/14/17	1,050	1,106,456
NetApp Inc.
2.00%, 12/15/17	175	175,441

		2,589,913
DIVERSIFIED FINANCIAL SERVICES — 8.23%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
2.75%, 05/15/17	250	251,250
Air Lease Corp.
5.63%, 04/01/17	50	51,188
American Express Co.
6.15%, 08/28/17	600	631,539
7.00%, 03/19/18	800	869,862
American Express Credit Corp.
1.13%, 06/05/17	300	300,372
1.55%, 09/22/17	150	150,572
Bear Stearns Companies LLC (The)
6.40%, 10/02/17	550	581,493
7.25%, 02/01/18	1,050	1,140,659
Charles Schwab Corp. (The)
1.50%, 03/10/18 (Call 02/10/18)	375	376,341
6.38%, 09/01/17	100	105,594
Discover Financial Services
6.45%, 06/12/17	150	155,834
Ford Motor Credit Co. LLC
1.72%, 12/06/17	200	200,162
2.15%, 01/09/18	300	302,391
2.38%, 01/16/18	700	707,965
3.00%, 06/12/17	200	202,619
General Electric Co.
2.30%, 04/27/17	450	454,943
5.63%, 09/15/17	1,045	1,101,058
International Lease Finance Corp.
8.88%, 09/01/17	100	107,250
National Rural Utilities Cooperative Finance Corp.
5.45%, 02/01/18	200	212,190
NYSE Holdings LLC
2.00%, 10/05/17	150	151,465

Security	Principal (000s)	Value
Visa Inc.
1.20%, 12/14/17	$400	$401,943

		8,456,690
ELECTRIC — 3.72%
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	100	100,137
Appalachian Power Co.
Series K
5.00%, 06/01/17	200	205,887
Berkshire Hathaway Energy Co.
1.10%, 05/15/17	250	250,440
CMS Energy Corp.
5.05%, 02/15/18	75	78,997
Dominion Resources Inc./VA
Series A
1.40%, 09/15/17	75	74,906
Duke Energy Corp.
1.63%, 08/15/17	200	200,849
Edison International
3.75%, 09/15/17	75	77,089
Exelon Corp.
1.55%, 06/09/17	250	250,477
Exelon Generation Co. LLC
6.20%, 10/01/17	75	78,959
Kansas City Power & Light Co.
6.38%, 03/01/18	450	481,895
NextEra Energy Capital Holdings Inc.
1.59%, 06/01/17	325	326,039
NiSource Finance Corp.
6.40%, 03/15/18	180	193,891
Oncor Electric Delivery Co. LLC
5.00%, 09/30/17	150	156,187
Pacific Gas & Electric Co.
5.63%, 11/30/17	75	79,230
PECO Energy Co.
5.35%, 03/01/18	250	265,967
Southern California Edison Co. Series 14-B
1.13%, 05/01/17	450	450,994
Southern Co. (The)
1.30%, 08/15/17	100	100,080
TransAlta Corp.
1.90%, 06/03/17	250	245,370
Virginia Electric & Power Co.
5.95%, 09/15/17	200	210,943

		3,828,337
ELECTRONICS — 1.05%
Amphenol Corp.
1.55%, 09/15/17	100	100,097
Honeywell International Inc.
5.30%, 03/01/18	375	400,372
Koninklijke Philips NV
5.75%, 03/11/18	400	426,871

336

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
Tech Data Corp.
3.75%, 09/21/17	$50	$51,144
Thermo Fisher Scientific Inc.
1.85%, 01/15/18	100	100,628

		1,079,112
ENVIRONMENTAL CONTROL — 0.10%
Waste Management Inc.
6.10%, 03/15/18	100	107,911

		107,911
FOOD — 1.79%
Campbell Soup Co.
3.05%, 07/15/17	100	101,894
ConAgra Foods Inc.
1.90%, 01/25/18	225	226,439
General Mills Inc.
1.40%, 10/20/17	300	301,405
JM Smucker Co. (The)
1.75%, 03/15/18	100	100,667
Kraft Heinz Foods Co.
1.60%, 06/30/17[c]	400	401,718
2.25%, 06/05/17	125	126,123
Kroger Co. (The)
6.40%, 08/15/17	100	105,392
Mondelez International Inc.
6.13%, 02/01/18	105	112,319
Sysco Corp.
5.25%, 02/12/18	250	264,475
Unilever Capital Corp.
0.85%, 08/02/17	100	100,038

		1,840,470
HEALTH CARE — PRODUCTS — 1.23%
Becton Dickinson and Co.
1.45%, 05/15/17	100	100,328
1.80%, 12/15/17	400	402,805
Covidien International Finance SA
6.00%, 10/15/17	175	185,429
CR Bard Inc.
1.38%, 01/15/18	75	75,068
Medtronic Inc.
1.50%, 03/15/18	400	402,484
Zimmer Biomet Holdings Inc.
1.45%, 04/01/17	100	100,093

		1,266,207
HEALTH CARE — SERVICES — 1.25%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	150	150,067
Anthem Inc.
1.88%, 01/15/18	105	105,621
5.88%, 06/15/17	200	207,864
Laboratory Corp. of America Holdings
2.20%, 08/23/17	100	100,668
UnitedHealth Group Inc.
1.40%, 12/15/17	450	452,370
6.00%, 02/15/18	250	268,591

		1,285,181

Security	Principal (000s)	Value
HOUSEHOLD PRODUCTS & WARES — 0.20%
Clorox Co. (The)
5.95%, 10/15/17	$100	$105,651
Kimberly-Clark Corp.
6.13%, 08/01/17	100	105,227

		210,878
HOUSEWARES — 0.10%
Newell Brands Inc.
2.05%, 12/01/17	100	100,772

		100,772
INSURANCE — 1.93%
American International Group Inc.
5.85%, 01/16/18	250	265,768
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17	250	251,447
Berkshire Hathaway Inc.
1.55%, 02/09/18	300	302,566
Kemper Corp.
6.00%, 05/15/17	100	103,378
MetLife Inc.
1.76%, 12/15/17	375	377,524
Principal Financial Group Inc.
1.85%, 11/15/17	100	100,429
Prudential Financial Inc.
Series D
6.00%, 12/01/17	405	429,446
Voya Financial Inc.
2.90%, 02/15/18	150	152,923

		1,983,481
INTERNET — 1.08%
Alibaba Group Holding Ltd.
1.63%, 11/28/17	200	200,171
Amazon.com Inc.
1.20%, 11/29/17[a]	150	150,667
Baidu Inc.
2.25%, 11/28/17	200	201,671
eBay Inc.
1.35%, 07/15/17	200	199,976
2.50%, 03/09/18	250	254,420
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	100	100,757

		1,107,662
LEISURE TIME — 0.10%
Carnival Corp.
1.88%, 12/15/17	100	100,762

		100,762
LODGING — 0.10%
Wyndham Worldwide Corp.
2.50%, 03/01/18 (Call 02/01/18)	100	100,939

		100,939
MACHINERY — 1.66%
Caterpillar Financial Services Corp.
1.25%, 08/18/17	250	250,747
1.50%, 02/23/18	250	251,883
Series G
1.25%, 11/06/17	250	251,120

337

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
John Deere Capital Corp.
1.20%, 10/10/17	$250	$250,701
1.35%, 01/16/18	100	100,488
1.55%, 12/15/17	300	302,684
2.80%, 09/18/17	150	152,920
Roper Technologies Inc.
1.85%, 11/15/17	150	150,739

		1,711,282
MANUFACTURING — 1.27%
3M Co.
1.00%, 06/26/17	100	100,151
Eaton Corp.
1.50%, 11/02/17	250	250,641
General Electric Co.
5.25%, 12/06/17	800	845,793
Tyco Electronics Group SA
6.55%, 10/01/17	100	105,982

		1,302,567
MEDIA — 1.82%
Comcast Corp.
5.88%, 02/15/18	405	435,253
6.30%, 11/15/17	250	267,047
Thomson Reuters Corp.
1.65%, 09/29/17	100	100,272
Time Warner Cable Inc.
5.85%, 05/01/17	425	438,256
Viacom Inc.
3.50%, 04/01/17	125	126,715
6.13%, 10/05/17	100	105,120
Walt Disney Co. (The)
1.10%, 12/01/17	400	401,522

		1,874,185
METAL FABRICATE & HARDWARE — 0.44%
Precision Castparts Corp.
1.25%, 01/15/18	450	451,866

		451,866
MINING — 0.10%
Goldcorp Inc.
2.13%, 03/15/18	100	99,940

		99,940
OFFICE & BUSINESS EQUIPMENT — 0.16%
Pitney Bowes Inc.
5.75%, 09/15/17	162	167,763

		167,763
OIL & GAS — 5.12%
Anadarko Petroleum Corp.
6.38%, 09/15/17	187	196,217
BP Capital Markets PLC
1.38%, 11/06/17	250	250,664
1.67%, 02/13/18	350	352,180
1.85%, 05/05/17	150	150,776

Security	Principal (000s)	Value
Canadian Natural Resources Ltd.
1.75%, 01/15/18	$150	$148,410
5.70%, 05/15/17	300	308,619
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	300	300,343
1.35%, 11/15/17[a]	700	704,319
1.37%, 03/02/18	350	350,836
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	175	173,669
Exxon Mobil Corp.
1.31%, 03/06/18	600	603,249
1.44%, 03/01/18	100	100,747
Marathon Oil Corp.
6.00%, 10/01/17	200	206,000
Nabors Industries Inc.
6.15%, 02/15/18	200	204,000
Phillips 66
2.95%, 05/01/17	325	329,279
Shell International Finance BV
1.13%, 08/21/17	200	200,445
1.25%, 11/10/17	250	250,908
Total Capital Canada Ltd.
1.45%, 01/15/18	350	351,448
Valero Energy Corp.
6.13%, 06/15/17	75	78,122

		5,260,231
OIL & GAS SERVICES — 0.10%
FMC Technologies Inc.
2.00%, 10/01/17	100	99,145

		99,145
PHARMACEUTICALS — 4.60%
AbbVie Inc.
1.75%, 11/06/17	800	804,871
Actavis Funding SCS
2.35%, 03/12/18[a]	1,000	1,014,099
Actavis Inc.
1.88%, 10/01/17	250	251,042
AmerisourceBergen Corp.
1.15%, 05/15/17	100	100,100
AstraZeneca PLC
5.90%, 09/15/17	450	473,954
Bristol-Myers Squibb Co.
0.88%, 08/01/17	100	100,062
Cardinal Health Inc.
1.70%, 03/15/18	100	100,620
Express Scripts Holding Co.
1.25%, 06/02/17	250	250,291
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	300	301,336
Johnson & Johnson
1.13%, 11/21/17	100	100,431
5.55%, 08/15/17	200	209,889
McKesson Corp.
1.40%, 03/15/18	75	75,045
Medco Health Solutions Inc.
7.13%, 03/15/18	175	190,677

338

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
Merck & Co. Inc.
1.10%, 01/31/18	$300	$301,058
Pfizer Inc.
1.10%, 05/15/17	350	350,237
Zoetis Inc.
1.88%, 02/01/18	100	100,166

		4,723,878
PIPELINES — 1.41%
Buckeye Partners LP
6.05%, 01/15/18	50	52,475
Enterprise Products Operating LLC
Series L
6.30%, 09/15/17	100	105,133
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	275	289,821
Kinder Morgan Inc./DE
2.00%, 12/01/17	300	298,577
ONEOK Partners LP
2.00%, 10/01/17 (Call 09/01/17)	200	199,855
Southern Natural Gas Co. LLC
5.90%, 04/01/17[c]	100	102,883
TransCanada PipeLines Ltd.
1.63%, 11/09/17	250	250,351
1.88%, 01/12/18	150	150,347

		1,449,442
REAL ESTATE INVESTMENT TRUSTS — 1.61%
American Tower Corp.
4.50%, 01/15/18	275	287,392
Equity Commonwealth
6.65%, 01/15/18 (Call 07/15/17)	50	51,989
HCP Inc.
6.70%, 01/30/18	155	166,499
Hospitality Properties Trust
6.70%, 01/15/18 (Call 07/15/17)	100	104,316
Kimco Realty Corp.
4.30%, 02/01/18 (Call 11/01/17)	75	77,392
Select Income REIT
2.85%, 02/01/18 (Call 01/01/18)	300	301,821
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	150	151,348
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	205	205,845
Welltower Inc.
2.25%, 03/15/18	305	307,365

		1,653,967
RETAIL — 2.32%
Costco Wholesale Corp.
1.13%, 12/15/17	400	401,975
Dollar General Corp.
4.13%, 07/15/17	100	102,565
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	100	100,524
Macy’s Retail Holdings Inc.
7.45%, 07/15/17	100	105,868
McDonald’s Corp.
5.35%, 03/01/18	250	266,375

Security	Principal (000s)	Value
Nordstrom Inc.
6.25%, 01/15/18	$300	$319,708
Staples Inc.
2.75%, 01/12/18 (Call 12/13/17)	50	50,360
Target Corp.
6.00%, 01/15/18	100	107,188
Wal-Mart Stores Inc.
5.38%, 04/05/17	300	309,478
5.80%, 02/15/18	300	322,643
Walgreens Boots Alliance Inc.
1.75%, 11/17/17	300	302,025

		2,388,709
SEMICONDUCTORS — 0.78%
Altera Corp.
1.75%, 05/15/17	100	100,729
Intel Corp.
1.35%, 12/15/17	700	705,123

		805,852
SOFTWARE — 0.86%
Autodesk Inc.
1.95%, 12/15/17	100	100,252
Dun & Bradstreet Corp. (The)
3.25%, 12/01/17	100	101,685
Fidelity National Information Services Inc.
1.45%, 06/05/17	75	74,975
Microsoft Corp.
0.88%, 11/15/17	100	100,234
Oracle Corp.
1.20%, 10/15/17	500	502,319

		879,465
TELECOMMUNICATIONS — 3.51%
AT&T Inc.
1.40%, 12/01/17	600	600,690
1.75%, 01/15/18	500	502,783
5.50%, 02/01/18	450	477,691
British Telecommunications PLC
5.95%, 01/15/18	200	213,328
Cisco Systems Inc.
1.40%, 02/28/18	250	251,941
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17[a]	100	100,083
Qwest Corp.
6.50%, 06/01/17	100	103,383
Telefonica Emisiones SAU
6.22%, 07/03/17[a]	125	130,427
Verizon Communications Inc.
1.35%, 06/09/17	750	751,972
5.50%, 02/15/18	75	79,828
Vodafone Group PLC
1.50%, 02/19/18	400	400,535

		3,612,661
TOYS, GAMES & HOBBIES — 0.10%
Mattel Inc.
1.70%, 03/15/18	100	100,379

		100,379

339

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ETF

July 31, 2016

Security	Principal or Shares (000s)	Value
TRANSPORTATION — 0.70%
Burlington Northern Santa Fe LLC
5.65%, 05/01/17	$100	$103,437
5.75%, 03/15/18	125	134,334
CSX Corp.
6.25%, 03/15/18	100	107,646
Ryder System Inc.
2.50%, 03/01/18 (Call 02/01/18)	75	75,871
United Parcel Service Inc.
1.13%, 10/01/17	300	301,086

		722,374
WATER — 0.15%
American Water Capital Corp.
6.09%, 10/15/17	150	158,067

		158,067

TOTAL CORPORATE BONDS & NOTES
(Cost: $93,393,608)		93,772,033

INVESTMENT COMPANIES — 4.93%
iShares iBonds Mar 2018 Term Corporate ex-Financials ETF[b]	204	5,069,400

TOTAL INVESTMENT COMPANIES
(Cost: $4,980,453)		5,069,400

SHORT-TERM INVESTMENTS — 6.90%

MONEY MARKET FUNDS — 6.90%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[d,e,f]	2,713	2,712,841
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[d,e,f]	584	584,389
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]	3,790	3,790,049

		7,087,279

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,087,279)		7,087,279

TOTAL INVESTMENTS IN SECURITIES — 103.05%
(Cost: $105,461,340)[g]		105,928,712
Other Assets, Less Liabilities — (3.05)%		(3,135,306)

NET ASSETS — 100.00%		$102,793,406

[a]	All or a portion of this security represents a security on loan.
[b]	Affiliated issuer. See Schedule 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $105,461,340. Net unrealized appreciation was $467,372, of which $507,600 represented gross unrealized appreciation on securities and $40,228 represented gross unrealized depreciation on securities.

340

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ETF

July 31, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended July 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Share or Principal held at beginning of period (000s)	Shares or Principal purchased (000s)		Shares or Principal sold (000s)	Shares or Principal held at end of period (000s)	Value at end of period	Dividend or Interest income	Net realized gain (loss)
iShares iBonds Mar 2018 Term Corporate ex-Financials ETF	51	153	[a]	—	204	$5,069,400	$49,626	$—
PNC Bank N.A.
1.50%, 02/23/18	$250	$—		$—	$250	251,236	3,222	—
6.00%, 12/07/17	250	—		—	250	265,104	3,284	—

						$5,585,740	$56,132	$—

[a]	Includes shares received from a four-for-one stock split.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$93,772,032	$—	$93,772,032
Investment companies	5,069,400	—	—	5,069,400
Money market funds	7,087,279	—	—	7,087,279

Total	$12,156,679	$93,772,032	$—	$105,928,711

341

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ex-FINANCIALS ETF

July 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 96.08%

AEROSPACE & DEFENSE — 2.77%
General Dynamics Corp.
1.00%, 11/15/17	$1,449	$1,451,547
United Technologies Corp.
1.80%, 06/01/17	3,601	3,626,704

		5,078,251
AGRICULTURE — 1.85%
Archer-Daniels-Midland Co.
5.45%, 03/15/18	1,077	1,151,883
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	208	211,112
Philip Morris International Inc.
1.13%, 08/21/17	1,025	1,027,283
1.25%, 08/11/17	1,000	1,003,957

		3,394,235
AUTO MANUFACTURERS — 4.08%
American Honda Finance Corp.
0.95%, 05/05/17	1,000	1,000,634
1.20%, 07/14/17	500	500,887
1.50%, 03/13/18	500	503,496
1.55%, 12/11/17	1,300	1,310,300
Toyota Motor Credit Corp.
1.25%, 10/05/17	1,837	1,843,167
1.38%, 01/10/18	251	252,371
1.45%, 01/12/18	500	503,135
1.75%, 05/22/17	1,550	1,558,826

		7,472,816
BEVERAGES — 6.81%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	1,593	1,596,628
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17[a]	2,374	2,382,163
Beam Suntory Inc.
1.88%, 05/15/17	409	410,620
Brown-Forman Corp.
1.00%, 01/15/18	574	573,071
Coca-Cola Co. (The)
1.65%, 03/14/18[a]	1,593	1,615,711
Diageo Capital PLC
1.50%, 05/11/17	2,856	2,867,767
5.75%, 10/23/17	165	174,302
PepsiCo Inc.
1.13%, 07/17/17	1,000	1,002,986
1.25%, 08/13/17	1,837	1,845,254

		12,468,502

Security	Principal (000s)	Value
BIOTECHNOLOGY — 0.50%
Amgen Inc.
2.13%, 05/15/17	$904	$911,185

		911,185
CHEMICALS — 2.03%
Eastman Chemical Co.
2.40%, 06/01/17	186	187,708
Ecolab Inc.
1.45%, 12/08/17[a]	409	410,298
Monsanto Co.
1.15%, 06/30/17	450	449,772
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	586	600,167
Praxair Inc.
1.05%, 11/07/17[a]	940	940,205
Rohm & Haas Co.
6.00%, 09/15/17	109	114,420
Sherwin-Williams Co. (The)
1.35%, 12/15/17	1,003	1,005,824

		3,708,394
COMMERCIAL SERVICES — 0.33%
Catholic Health Initiatives
1.60%, 11/01/17	185	185,199
Western Union Co. (The)
2.88%, 12/10/17	409	413,698

		598,897
COMPUTERS — 4.90%
Apple Inc.
0.90%, 05/12/17[a]	500	500,178
1.05%, 05/05/17[a]	2,250	2,254,061
1.30%, 02/23/18	1,000	1,006,148
Hewlett Packard Enterprise Co.
2.45%, 10/05/17[b]	500	505,447
International Business Machines Corp.
1.25%, 02/08/18	1,550	1,558,581
5.70%, 09/14/17	2,789	2,938,958
NetApp Inc.
2.00%, 12/15/17	208	208,525

		8,971,898
DIVERSIFIED FINANCIAL SERVICES — 2.88%
Ford Motor Credit Co. LLC
1.68%, 09/08/17	500	500,660
3.00%, 06/12/17	800	810,478
National Rural Utilities Cooperative Finance Corp.
0.95%, 04/24/17	1,000	999,844
5.45%, 04/10/17	409	421,769
5.45%, 02/01/18	495	525,170
Visa Inc.
1.20%, 12/14/17	2,000	2,009,713

		5,267,634

342

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ex-FINANCIALS ETF

July 31, 2016

Security	Principal (000s)	Value
ELECTRIC — 6.83%
Alabama Power Co.
5.50%, 10/15/17	$129	$135,757
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	495	495,676
Commonwealth Edison Co.
5.80%, 03/15/18	208	223,629
Dominion Resources Inc./VA Series A
1.40%, 09/15/17	409	408,488
Duke Energy Carolinas LLC
5.25%, 01/15/18	129	136,492
Duke Energy Corp.
1.63%, 08/15/17	1,604	1,610,809
Exelon Generation Co. LLC
6.20%, 10/01/17	1,000	1,052,784
Georgia Power Co. Series B
5.70%, 06/01/17	458	475,481
MidAmerican Energy Co.
5.30%, 03/15/18	904	963,168
NextEra Energy Capital Holdings Inc.
1.59%, 06/01/17	1,000	1,003,196
NiSource Finance Corp.
6.40%, 03/15/18	409	440,563
Northern States Power Co./MN
5.25%, 03/01/18	983	1,045,367
Pacific Gas & Electric Co.
5.63%, 11/30/17	86	90,851
PECO Energy Co.
5.35%, 03/01/18	1,227	1,305,365
Pennsylvania Electric Co.
6.05%, 09/01/17	86	89,843
Southern California Edison Co. Series 14-B
1.13%, 05/01/17	500	501,105
Southern Co. (The)
1.30%, 08/15/17	500	500,399
Union Electric Co.
6.40%, 06/15/17	129	135,026
Virginia Electric & Power Co.
1.20%, 01/15/18 (Call 12/15/17)	1,880	1,878,311

		12,492,310
ELECTRONICS — 1.86%
Honeywell International Inc.
5.30%, 03/01/18	1,349	1,440,273
Koninklijke Philips NV
5.75%, 03/11/18	1,758	1,876,100
Thermo Fisher Scientific Inc.
1.85%, 01/15/18	86	86,540

		3,402,913
ENGINEERING & CONSTRUCTION — 0.16%
ABB Finance USA Inc.
1.63%, 05/08/17	287	288,352

		288,352

Security	Principal (000s)	Value
ENVIRONMENTAL CONTROL — 0.24%
Waste Management Inc.
6.10%, 03/15/18	$409	$441,354

		441,354
FOOD — 1.93%
ConAgra Foods Inc.
1.90%, 01/25/18	452	454,892
Kellogg Co.
1.75%, 05/17/17	409	410,776
Kraft Heinz Foods Co.
2.25%, 06/05/17	373	376,352
Kroger Co. (The)
6.40%, 08/15/17	86	90,638
Mondelez International Inc.
6.13%, 02/01/18	409	437,508
6.50%, 08/11/17	452	476,336
Sysco Corp.
5.25%, 02/12/18[a]	665	703,503
Unilever Capital Corp.
0.85%, 08/02/17	574	574,215

		3,524,220
GAS — 0.28%
Sempra Energy
2.30%, 04/01/17	500	503,710

		503,710
HEALTH CARE — PRODUCTS — 2.21%
Becton Dickinson and Co.
1.80%, 12/15/17	500	503,507
Covidien International Finance SA
6.00%, 10/15/17	330	349,666
CR Bard Inc.
1.38%, 01/15/18	674	674,605
Medtronic Inc.
1.50%, 03/15/18	2,500	2,515,527

		4,043,305
HOUSEHOLD PRODUCTS & WARES — 0.42%
Kimberly-Clark Corp.
6.13%, 08/01/17	739	777,628

		777,628
HOUSEWARES — 0.11%
Newell Brands Inc.
2.05%, 12/01/17	208	209,606

		209,606
INTERNET — 2.28%
Alibaba Group Holding Ltd.
1.63%, 11/28/17	1,000	1,000,852
Amazon.com Inc.
1.20%, 11/29/17	495	497,200
Baidu Inc.
2.25%, 11/28/17	900	907,521

343

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ex-FINANCIALS ETF

July 31, 2016

Security	Principal (000s)	Value
eBay Inc.
1.35%, 07/15/17	$1,349	$1,348,840
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	409	412,097

		4,166,510
IRON & STEEL — 0.26%
Nucor Corp.
5.75%, 12/01/17	452	475,637

		475,637
LEISURE TIME — 0.16%
Carnival Corp.
1.88%, 12/15/17	287	289,187

		289,187
MACHINERY — 4.64%
Caterpillar Financial Services Corp.
1.25%, 08/18/17	750	752,241
1.30%, 03/01/18	1,471	1,476,471
1.50%, 02/23/18	500	503,766
1.63%, 06/01/17	1,104	1,109,803
Series G
1.25%, 11/06/17[a]	287	288,286
John Deere Capital Corp.
1.20%, 10/10/17	458	459,285
1.30%, 03/12/18	1,471	1,476,574
1.35%, 01/16/18	500	502,437
1.55%, 12/15/17	1,000	1,008,946
2.80%, 09/18/17	617	629,012
Roper Technologies Inc.
1.85%, 11/15/17	287	288,413

		8,495,234
MANUFACTURING — 3.46%
3M Co.
1.00%, 06/26/17	1,161	1,162,759
Danaher Corp.
5.63%, 01/15/18	86	91,808
Eaton Corp.
1.50%, 11/02/17	574	575,473
General Electric Co.
5.25%, 12/06/17	3,936	4,161,300
Pentair Finance SA
1.88%, 09/15/17	336	335,302

		6,326,642
MEDIA — 3.32%
CBS Corp.
1.95%, 07/01/17[a]	287	288,268
Comcast Corp.
5.88%, 02/15/18	409	439,552
6.30%, 11/15/17	2,589	2,765,543
Viacom Inc.
3.50%, 04/01/17	287	290,938

Security	Principal (000s)	Value
Walt Disney Co. (The)
1.10%, 12/01/17	$2,289	$2,297,708

		6,082,009
METAL FABRICATE & HARDWARE — 0.67%
Precision Castparts Corp.
1.25%, 01/15/18	1,227	1,232,087

		1,232,087
MINING — 0.27%
Goldcorp Inc.
2.13%, 03/15/18	500	499,698

		499,698
OFFICE & BUSINESS EQUIPMENT — 0.01%
Pitney Bowes Inc.
5.75%, 09/15/17	16	16,569

		16,569
OIL & GAS — 11.04%
BP Capital Markets PLC
1.38%, 11/06/17	2,203	2,208,849
1.67%, 02/13/18	500	503,115
1.85%, 05/05/17	787	791,071
Canadian Natural Resources Ltd.
5.70%, 05/15/17	574	590,491
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	2,454	2,456,808
1.34%, 11/09/17	250	251,202
1.35%, 11/15/17	500	503,085
1.37%, 03/02/18[a]	1,000	1,002,388
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	1,270	1,260,340
EOG Resources Inc.
5.88%, 09/15/17	330	345,575
Exxon Mobil Corp.
1.31%, 03/06/18	2,000	2,010,831
1.44%, 03/01/18	1,500	1,511,204
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	531	532,433
Phillips 66
2.95%, 05/01/17	452	457,951
Shell International Finance BV
1.13%, 08/21/17	1,306	1,308,909
1.25%, 11/10/17	1,000	1,003,632
Total Capital Canada Ltd.
1.45%, 01/15/18	1,636	1,642,769
Total Capital International SA
1.55%, 06/28/17	1,471	1,478,368
Valero Energy Corp.
6.13%, 06/15/17	86	89,580
XTO Energy Inc.
6.25%, 08/01/17	250	263,512

		20,212,113

344

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ex-FINANCIALS ETF

July 31, 2016

Security	Principal (000s)	Value
OIL & GAS SERVICES — 0.24%
National Oilwell Varco Inc.
1.35%, 12/01/17	$452	$447,480

		447,480
PHARMACEUTICALS — 8.83%
AbbVie Inc.
1.75%, 11/06/17	1,068	1,074,502
Actavis Funding SCS
2.35%, 03/12/18	500	507,050
Actavis Inc.
1.88%, 10/01/17	373	374,556
Allergan Inc./U.S.
1.35%, 03/15/18	287	286,026
AstraZeneca PLC
5.90%, 09/15/17	2,309	2,431,912
Bristol-Myers Squibb Co.
0.88%, 08/01/17	1,025	1,025,638
Cardinal Health Inc.
1.70%, 03/15/18	409	411,535
Eli Lilly & Co.
1.25%, 03/01/18	500	502,253
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	2,411	2,421,736
Johnson & Johnson
5.55%, 08/15/17	1,684	1,767,264
McKesson Corp.
1.40%, 03/15/18	409	409,244
Medco Health Solutions Inc.
7.13%, 03/15/18	531	578,568
Merck & Co. Inc.
1.10%, 01/31/18	1,715	1,721,050
Pfizer Inc.
1.10%, 05/15/17	1,000	1,000,677
4.65%, 03/01/18	251	264,977
Wyeth LLC
5.45%, 04/01/17	983	1,012,656
Zoetis Inc.
1.88%, 02/01/18	373	373,619

		16,163,263
PIPELINES — 1.93%
Enterprise Products Operating LLC Series L
6.30%, 09/15/17	409	429,993
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	904	952,720
Questar Pipeline Co.
5.83%, 02/01/18	129	137,130
TransCanada PipeLines Ltd.
1.63%, 11/09/17	1,500	1,502,109
1.88%, 01/12/18	500	501,156

		3,523,108
RETAIL — 6.63%
Costco Wholesale Corp.
1.13%, 12/15/17	1,428	1,435,052
Dollar General Corp.
4.13%, 07/15/17	409	419,491

Security	Principal (000s)	Value
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	$1,184	$1,190,207
McDonald’s Corp.
5.35%, 03/01/18	1,184	1,261,550
5.80%, 10/15/17	983	1,038,009
Nordstrom Inc.
6.25%, 01/15/18	287	305,854
Target Corp.
6.00%, 01/15/18	2,490	2,668,978
Wal-Mart Stores Inc.
5.38%, 04/05/17	787	811,864
5.80%, 02/15/18	2,325	2,500,485
Walgreens Boots Alliance Inc.
1.75%, 11/17/17[a]	500	503,375

		12,134,865
SEMICONDUCTORS — 2.43%
Altera Corp.
1.75%, 05/15/17	574	578,182
Intel Corp.
1.35%, 12/15/17	3,839	3,867,098

		4,445,280
SOFTWARE — 2.54%
Dun & Bradstreet Corp. (The)
3.25%, 12/01/17	287	291,835
Fidelity National Information Services Inc.
1.45%, 06/05/17	100	99,967
Microsoft Corp.
0.88%, 11/15/17	1,148	1,150,683
Oracle Corp.
1.20%, 10/15/17	3,100	3,114,378

		4,656,863
TELECOMMUNICATIONS — 5.28%
America Movil SAB de CV
5.63%, 11/15/17	775	816,637
AT&T Inc.
1.40%, 12/01/17[a]	1,392	1,393,600
1.70%, 06/01/17[a]	1,062	1,066,684
1.75%, 01/15/18[a]	373	375,076
5.50%, 02/01/18	550	583,845
Cisco Systems Inc.
1.40%, 02/28/18	1,500	1,511,644
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17[a]	495	495,413
Telefonica Emisiones SAU
6.22%, 07/03/17	208	217,031
Verizon Communications Inc.
1.10%, 11/01/17	361	361,391
5.50%, 02/15/18	574	610,952
Vodafone Group PLC
1.25%, 09/26/17	636	634,820
1.50%, 02/19/18	1,593	1,595,129

		9,662,222
TRANSPORTATION — 1.90%
Burlington Northern Santa Fe LLC
5.65%, 05/01/17	251	259,628
5.75%, 03/15/18[a]	904	971,506

345

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ex-FINANCIALS ETF

July 31, 2016

Security	Principal or Shares (000s)	Value
CSX Corp.
6.25%, 03/15/18	$452	$486,558
Ryder System Inc.
2.50%, 03/01/18 (Call 02/01/18)	208	210,416
United Parcel Service Inc.
1.13%, 10/01/17	1,404	1,409,083
5.50%, 01/15/18[a]	129	137,498

		3,474,689

TOTAL CORPORATE BONDS & NOTES
(Cost: $175,135,916)		175,858,666

SHORT-TERM INVESTMENTS — 6.40%

MONEY MARKET FUNDS — 6.40%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[c,d,e]	4,374	4,373,703
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[c,d,e]	942	942,165
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	6,396	6,395,731

		11,711,599

TOTAL SHORT-TERM INVESTMENTS (Cost: $11,711,599)		11,711,599

TOTAL INVESTMENTS IN SECURITIES — 102.48% (Cost: $186,847,515)[f]		187,570,265
Other Assets, Less Liabilities — (2.48)%		(4,539,788)

NET ASSETS — 100.00%		$183,030,477

[a]	All or a portion of this security represents a security on loan.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $186,848,235. Net unrealized appreciation was $722,030, of which $755,015 represented gross unrealized appreciation on securities and $32,985 represented gross unrealized depreciation on securities.

346

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ex-FINANCIALS ETF

July 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$175,858,666	$—	$175,858,666
Money market funds	11,711,599	—	—	11,711,599

Total	$11,711,599	$175,858,666	$—	$187,570,265

347

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 94.57%

AEROSPACE & DEFENSE — 0.80%
Boeing Capital Corp.
4.70%, 10/27/19	$150	$166,327
Boeing Co. (The)
4.88%, 02/15/20	100	112,210
L-3 Communications Corp.
5.20%, 10/15/19	245	269,947
Lockheed Martin Corp.
4.25%, 11/15/19	200	218,531

		767,015
AGRICULTURE — 1.16%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	425	443,346
9.25%, 08/06/19	125	153,529
Bunge Ltd. Finance Corp.
8.50%, 06/15/19	70	82,080
Philip Morris International Inc.
4.50%, 03/26/20	200	222,141
Reynolds American Inc.
8.13%, 06/23/19	170	201,465

		1,102,561
AUTO MANUFACTURERS — 3.46%
American Honda Finance Corp.
2.25%, 08/15/19	250	256,984
Ford Motor Credit Co. LLC
2.02%, 05/03/19	400	402,477
2.46%, 03/27/20	200	201,869
2.60%, 11/04/19[a]	200	204,322
8.13%, 01/15/20	300	356,830
General Motors Financial Co. Inc.
2.40%, 05/09/19	300	301,124
3.15%, 01/15/20 (Call 12/15/19)	455	462,572
PACCAR Financial Corp.
1.30%, 05/10/19	250	250,616
Toyota Motor Credit Corp.
1.40%, 05/20/19	250	251,103
2.13%, 07/18/19	200	204,727
2.15%, 03/12/20[a]	400	410,089

		3,302,713
BANKS — 31.37%
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 06/13/19	250	254,821
Bank of America Corp.
2.65%, 04/01/19[a]	925	947,823
7.63%, 06/01/19	600	694,667
Bank of New York Mellon Corp. (The)
2.20%, 05/15/19 (Call 04/15/19)	250	255,698
2.30%, 09/11/19 (Call 08/11/19)	415	426,168
Series G
2.15%, 02/24/20 (Call 01/24/20)	250	255,737
Bank of Nova Scotia (The)
2.05%, 06/05/19[a]	250	254,098

Security	Principal (000s)	Value
Barclays Bank PLC
6.75%, 05/22/19	$450	$504,017
Barclays PLC
2.75%, 11/08/19	650	654,462
BB&T Corp.
2.45%, 01/15/20 (Call 12/15/19)	300	309,226
6.85%, 04/30/19	200	228,632
BPCE SA
2.25%, 01/27/20[a]	250	254,373
2.50%, 07/15/19	250	256,548
Branch Banking & Trust Co.
1.45%, 05/10/19 (Call 04/10/19)	500	501,722
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	550	558,637
Citigroup Inc.
2.40%, 02/18/20	500	508,859
2.50%, 07/29/19	400	408,959
2.55%, 04/08/19	900	920,965
8.50%, 05/22/19	200	236,471
Comerica Inc.
2.13%, 05/23/19 (Call 04/23/19)	100	100,041
Commonwealth Bank of Australia/New York NY
2.30%, 09/06/19	250	255,272
2.30%, 03/12/20	250	255,400
Cooperatieve Rabobank UA/NY
2.25%, 01/14/20	250	255,172
Credit Suisse AG/New York NY
2.30%, 05/28/19	250	253,361
5.30%, 08/13/19	300	330,305
5.40%, 01/14/20	510	552,798
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	500	500,315
Deutsche Bank AG
2.85%, 05/10/19	500	499,204
Fifth Third Bank/Cincinnati OH
2.38%, 04/25/19 (Call 03/25/19)	200	204,480
Goldman Sachs Group Inc. (The)
2.55%, 10/23/19	900	920,799
5.38%, 03/15/20	650	725,516
HSBC USA Inc.
2.25%, 06/23/19[a]	300	302,863
2.35%, 03/05/20	500	503,761
Itau CorpBanca
3.88%, 09/22/19[b]	200	208,500
JPMorgan Chase & Co.
2.20%, 10/22/19	750	762,676
2.25%, 01/23/20 (Call 12/23/19)	850	863,635
4.95%, 03/25/20	500	553,310
6.30%, 04/23/19	350	393,533
KeyBank N.A./Cleveland OH
2.50%, 12/15/19	250	255,622
Lloyds Bank PLC
2.35%, 09/05/19	200	202,033
2.40%, 03/17/20	400	406,254
Manufacturers & Traders Trust Co.
2.10%, 02/06/20 (Call 01/06/20)	500	506,954

348

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
Morgan Stanley
2.38%, 07/23/19	$100	$101,779
2.65%, 01/27/20	600	615,096
5.50%, 01/26/20	200	223,091
5.63%, 09/23/19	800	890,023
7.30%, 05/13/19	1,000	1,147,465
MUFG Union Bank N.A.
2.25%, 05/06/19 (Call 04/06/19)	250	252,869
PNC Bank N.A.
2.25%, 07/02/19 (Call 06/02/19)[c]	250	256,175
2.40%, 10/18/19 (Call 09/18/19)[c]	500	515,117
PNC Funding Corp.
5.13%, 02/08/20[c]	300	335,707
Royal Bank of Canada
1.63%, 04/15/19	350	352,460
2.15%, 03/06/20	250	255,216
Santander Holdings USA Inc.
2.70%, 05/24/19 (Call 04/24/19)	250	251,249
Santander UK PLC
2.35%, 09/10/19	200	202,162
2.38%, 03/16/20	300	302,535
Sumitomo Mitsui Banking Corp.
2.45%, 01/16/20	1,000	1,019,966
Svenska Handelsbanken AB
2.25%, 06/17/19	250	255,407
Toronto-Dominion Bank (The)
2.25%, 11/05/19	645	658,692
U.S. Bancorp.
2.20%, 04/25/19 (Call 03/25/19)	200	204,782
U.S. Bank N.A./Cincinnati OH
2.13%, 10/28/19 (Call 09/28/19)	750	767,693
UBS AG/Stamford CT
2.35%, 03/26/20	500	513,048
2.38%, 08/14/19	500	512,048
Wells Fargo & Co.
2.13%, 04/22/19[a]	500	509,934
Series N
2.15%, 01/30/20	650	661,418
Westpac Banking Corp.
4.88%, 11/19/19	800	882,263

		29,929,882
BEVERAGES — 1.34%
Anheuser-Busch InBev Worldwide Inc.
5.38%, 01/15/20	875	987,142
Dr Pepper Snapple Group Inc.
2.00%, 01/15/20	100	100,730
PepsiCo Inc.
4.50%, 01/15/20	175	193,542

		1,281,414
BIOTECHNOLOGY — 0.70%
Amgen Inc.
2.20%, 05/22/19 (Call 04/22/19)	350	358,792
Celgene Corp.
2.25%, 05/15/19	100	101,877
Gilead Sciences Inc.
2.05%, 04/01/19	100	102,066
2.35%, 02/01/20	100	102,608

		665,343

Security	Principal (000s)	Value
CHEMICALS — 2.63%
Dow Chemical Co. (The)
8.55%, 05/15/19	$630	$749,714
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	250	257,486
EI du Pont de Nemours & Co.
4.63%, 01/15/20	200	220,392
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	650	704,167
Methanex Corp.
3.25%, 12/15/19	100	97,500
Monsanto Co.
2.13%, 07/15/19	75	76,112
Potash Corp. of Saskatchewan Inc.
4.88%, 03/30/20	100	110,175
6.50%, 05/15/19	75	84,633
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)	100	101,521
Praxair Inc.
4.50%, 08/15/19	100	109,475

		2,511,175
COMMERCIAL SERVICES — 0.11%
MasterCard Inc.
2.00%, 04/01/19	100	102,174

		102,174
COMPUTERS — 2.71%
Apple Inc.
2.10%, 05/06/19	1,000	1,027,439
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%, 06/01/19[b]	750	770,812
International Business Machines Corp.
1.80%, 05/17/19[a]	400	407,019
8.38%, 11/01/19[a]	200	244,097
Lexmark International Inc.
5.13%, 03/15/20	125	132,149

		2,581,516
COSMETICS & PERSONAL CARE — 0.11%
Procter & Gamble Co. (The)
1.90%, 11/01/19[a]	100	102,678

		102,678
DIVERSIFIED FINANCIAL SERVICES — 3.84%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.75%, 05/15/19	250	258,750
American Express Credit Corp.
2.25%, 08/15/19	800	817,056
Ameriprise Financial Inc.
5.30%, 03/15/20	150	167,872
International Lease Finance Corp.
5.88%, 04/01/19	200	217,250
6.25%, 05/15/19	250	273,437
Jefferies Group LLC
8.50%, 07/15/19[a]	100	114,044
Legg Mason Inc.
2.70%, 07/15/19	115	117,268

349

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
Nasdaq Inc.
5.55%, 01/15/20	$300	$331,352
National Rural Utilities Cooperative Finance Corp.
2.00%, 01/27/20 (Call 12/27/19)	250	253,876
Nomura Holdings Inc.
6.70%, 03/04/20	450	520,714
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	375	379,527
3.00%, 08/15/19 (Call 07/15/19)	100	102,251
TD Ameritrade Holding Corp.
5.60%, 12/01/19	100	110,835

		3,664,232
ELECTRIC — 3.04%
Berkshire Hathaway Energy Co.
2.40%, 02/01/20 (Call 01/01/20)	350	358,909
CMS Energy Corp.
8.75%, 06/15/19	375	448,099
Dominion Resources Inc./VA
2.50%, 12/01/19 (Call 11/01/19)	200	204,659
5.20%, 08/15/19	100	109,732
DTE Energy Co.
2.40%, 12/01/19 (Call 11/01/19)	100	101,856
Duke Energy Corp.
5.05%, 09/15/19	300	330,340
Eversource Energy
4.50%, 11/15/19	50	54,493
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)[a]	100	102,487
5.20%, 10/01/19	100	109,901
Kansas City Power & Light Co.
7.15%, 04/01/19	100	114,262
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	25	25,494
2.70%, 09/15/19 (Call 08/15/19)	100	102,862
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)	100	100,963
Portland General Electric Co.
6.10%, 04/15/19	25	27,840
Public Service Co. of Colorado
5.13%, 06/01/19	100	110,371
Public Service Electric & Gas Co. Series I
1.80%, 06/01/19 (Call 05/01/19)	100	101,538
Southern Co. (The)
1.85%, 07/01/19	55	55,721
2.15%, 09/01/19 (Call 08/01/19)	375	382,244
Wisconsin Power & Light Co.
5.00%, 07/15/19	50	54,646

		2,896,417
ELECTRICAL COMPONENTS & EQUIPMENT — 0.17%
Emerson Electric Co.
4.88%, 10/15/19	150	165,837

		165,837
ENVIRONMENTAL CONTROL — 0.32%
Republic Services Inc.
5.00%, 03/01/20	275	304,581

		304,581

Security	Principal (000s)	Value
FOOD — 1.56%
General Mills Inc.
2.20%, 10/21/19	$300	$307,445
JM Smucker Co. (The)
2.50%, 03/15/20	100	102,794
Kellogg Co.
4.15%, 11/15/19	100	108,440
Kraft Heinz Foods Co.
5.38%, 02/10/20	225	252,671
Kroger Co. (The)
6.15%, 01/15/20	100	115,122
Mondelez International Inc.
5.38%, 02/10/20	150	169,160
Sysco Corp.
1.90%, 04/01/19	250	253,067
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	175	179,726

		1,488,425
FOREST PRODUCTS & PAPER — 0.12%
International Paper Co.
9.38%, 05/15/19	100	119,573

		119,573
GAS — 0.43%
Dominion Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	150	153,535
Sempra Energy
2.40%, 03/15/20 (Call 02/15/20)	250	253,732

		407,267
HAND & MACHINE TOOLS — 0.28%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	275	269,035

		269,035
HEALTH CARE — PRODUCTS — 2.81%
Abbott Laboratories
2.00%, 03/15/20	295	299,330
Becton Dickinson and Co.
2.68%, 12/15/19	500	517,418
6.38%, 08/01/19	100	113,903
Boston Scientific Corp.
6.00%, 01/15/20	200	227,074
Life Technologies Corp.
6.00%, 03/01/20	200	225,815
Medtronic Inc.
2.50%, 03/15/20	1,145	1,185,983
Stryker Corp.
4.38%, 01/15/20	100	109,006

		2,678,529
HEALTH CARE — SERVICES — 1.02%
Aetna Inc.
1.90%, 06/07/19	55	55,674
Anthem Inc.
2.25%, 08/15/19	300	303,891
Humana Inc.
2.63%, 10/01/19	100	102,343
Laboratory Corp. of America Holdings
2.63%, 02/01/20	150	153,506

350

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	$100	$101,957
2.70%, 04/01/19	100	102,702
UnitedHealth Group Inc.
2.30%, 12/15/19	150	154,886

		974,959
HOLDING COMPANIES — DIVERSIFIED — 0.54%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	275	284,621
FS Investment Corp.
4.00%, 07/15/19[a]	125	126,706
4.25%, 01/15/20 (Call 12/15/19)	100	101,789

		513,116
HOUSEHOLD PRODUCTS & WARES — 0.27%
Kimberly-Clark Corp.
1.85%, 03/01/20[a]	250	255,406

		255,406
HOUSEWARES — 0.08%
Newell Brands Inc.
2.88%, 12/01/19 (Call 11/01/19)	75	77,032

		77,032
INSURANCE — 2.17%
Aflac Inc.
2.40%, 03/16/20	100	103,051
Allstate Corp. (The)
7.45%, 05/16/19	100	115,879
American Financial Group Inc./OH
9.88%, 06/15/19	100	119,514
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	350	355,778
Berkshire Hathaway Inc.
2.10%, 08/14/19	200	205,476
Chubb INA Holdings Inc.
5.90%, 06/15/19	100	111,994
Hartford Financial Services Group Inc. (The)
5.50%, 03/30/20	125	140,703
Lincoln National Corp.
8.75%, 07/01/19	125	147,773
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	190	193,340
Protective Life Corp.
7.38%, 10/15/19	100	116,573
Prudential Financial Inc.
7.38%, 06/15/19	250	289,147
Travelers Companies Inc. (The)
5.90%, 06/02/19	100	112,291
WR Berkley Corp.
7.38%, 09/15/19	50	57,749

		2,069,268
INTERNET — 1.39%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	600	609,004

Security	Principal (000s)	Value
Amazon.com Inc.
2.60%, 12/05/19 (Call 11/05/19)	$200	$208,999
Baidu Inc.
2.75%, 06/09/19	200	203,642
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	300	304,602

		1,326,247
IRON & STEEL — 0.24%
Vale Overseas Ltd.
5.63%, 09/15/19[a]	220	232,375

		232,375
MACHINERY — 1.57%
Caterpillar Financial Services Corp.
2.00%, 03/05/20	250	254,699
2.10%, 06/09/19	150	153,738
John Deere Capital Corp.
1.70%, 01/15/20[a]	50	50,621
2.05%, 03/10/20	100	102,168
2.25%, 04/17/19[a]	250	256,579
2.30%, 09/16/19	400	411,844
Rockwell Automation Inc.
2.05%, 03/01/20 (Call 02/01/20)	180	182,554
Roper Technologies Inc.
6.25%, 09/01/19	75	84,342

		1,496,545
MANUFACTURING — 1.65%
3M Co.
1.63%, 06/15/19	200	203,192
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	250	257,938
5.50%, 01/08/20	200	227,910
6.00%, 08/07/19	625	714,435
Illinois Tool Works Inc.
6.25%, 04/01/19	150	168,640

		1,572,115
MEDIA — 2.65%
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	150	152,762
Comcast Corp.
5.15%, 03/01/20	350	397,404
5.70%, 07/01/19	50	56,431
Time Warner Cable Inc.
5.00%, 02/01/20	500	545,833
8.25%, 04/01/19	275	318,942
Time Warner Inc.
2.10%, 06/01/19	100	101,715
4.88%, 03/15/20	300	333,528
Viacom Inc.
2.20%, 04/01/19[a]	200	201,243
5.63%, 09/15/19	100	110,727
Walt Disney Co. (The)
1.85%, 05/30/19	300	306,596

		2,525,181

351

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
MINING — 1.39%
BHP Billiton Finance USA Ltd.
6.50%, 04/01/19	$500	$564,969
Newmont Mining Corp.
5.13%, 10/01/19[a]	200	219,020
Rio Tinto Finance USA Ltd.
9.00%, 05/01/19	450	539,771

		1,323,760
OFFICE & BUSINESS EQUIPMENT — 0.17%
Xerox Corp.
5.63%, 12/15/19	150	161,987

		161,987
OIL & GAS — 5.43%
BP Capital Markets PLC
1.68%, 05/03/19	250	251,457
2.24%, 05/10/19	150	152,954
2.32%, 02/13/20	550	561,908
2.52%, 01/15/20	100	102,977
Chevron Corp.
1.56%, 05/16/19	500	502,751
1.96%, 03/03/20 (Call 02/03/20)[a]	450	456,576
2.19%, 11/15/19 (Call 10/15/19)	75	76,836
ConocoPhillips
6.00%, 01/15/20[a]	200	225,999
EOG Resources Inc.
5.63%, 06/01/19	200	220,105
EQT Corp.
8.13%, 06/01/19	50	57,040
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)	350	356,956
Husky Energy Inc.
7.25%, 12/15/19	150	171,803
Pioneer Natural Resources Co.
7.50%, 01/15/20	200	231,243
Shell International Finance BV
1.38%, 05/10/19	350	349,673
4.30%, 09/22/19	750	812,772
4.38%, 03/25/20	150	164,244
Total Capital International SA
2.10%, 06/19/19	250	254,861
Valero Energy Corp.
6.13%, 02/01/20	200	226,441

		5,176,596
OIL & GAS SERVICES — 0.36%
Halliburton Co.
6.15%, 09/15/19	300	339,840

		339,840
PACKAGING & CONTAINERS — 0.11%
WestRock RKT Co.
3.50%, 03/01/20	100	104,521

		104,521

Security	Principal (000s)	Value
PHARMACEUTICALS — 4.31%
Abbott Laboratories
5.13%, 04/01/19	$100	$109,689
Actavis Funding SCS
2.45%, 06/15/19	100	102,067
3.00%, 03/12/20 (Call 02/12/20)	1,095	1,136,654
Actavis Inc.
6.13%, 08/15/19	25	28,136
AstraZeneca PLC
1.95%, 09/18/19	200	202,992
Express Scripts Holding Co.
2.25%, 06/15/19	400	407,728
Johnson & Johnson
1.88%, 12/05/19	200	205,013
Mead Johnson Nutrition Co.
4.90%, 11/01/19	100	108,718
Merck & Co. Inc.
1.85%, 02/10/20[a]	200	204,605
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	325	360,166
Mylan NV
2.50%, 06/07/19[b]	250	253,727
Pfizer Inc.
2.10%, 05/15/19	375	383,611
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20[a]	100	101,464
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/19	500	503,482

		4,108,052
PIPELINES — 2.15%
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)	100	95,410
Enbridge Energy Partners LP
5.20%, 03/15/20	50	52,899
Energy Transfer Partners LP
9.00%, 04/15/19	100	113,450
EnLink Midstream Partners LP
2.70%, 04/01/19 (Call 03/01/19)	50	48,331
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	75	76,909
5.25%, 01/31/20	125	138,740
Kinder Morgan Energy Partners LP
6.85%, 02/15/20	50	55,562
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	400	406,081
Magellan Midstream Partners LP
6.55%, 07/15/19	100	112,199
Phillips 66 Partners LP
2.65%, 02/15/20 (Call 01/15/20)	75	74,785

352

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	$50	$49,364
5.75%, 01/15/20	250	269,156
Spectra Energy Capital LLC
5.65%, 03/01/20	125	132,971
8.00%, 10/01/19	50	56,993
Williams Partners LP
5.25%, 03/15/20	350	367,080

		2,049,930
REAL ESTATE INVESTMENT TRUSTS — 2.25%
Boston Properties LP
5.88%, 10/15/19 (Call 07/17/19)	350	391,386
Digital Realty Trust LP
5.88%, 02/01/20	75	83,750
ERP Operating LP
2.38%, 07/01/19 (Call 06/01/19)	150	153,169
Government Properties Income Trust
3.75%, 08/15/19 (Call 07/15/19)	150	153,334
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	175	177,152
Realty Income Corp.
6.75%, 08/15/19	50	56,953
Select Income REIT
3.60%, 02/01/20 (Call 01/01/20)	100	101,510
Simon Property Group LP
5.65%, 02/01/20 (Call 11/01/19)	200	226,025
10.35%, 04/01/19 (Call 01/01/19)	225	272,332
Ventas Realty LP/Ventas Capital Corp.
4.00%, 04/30/19 (Call 01/30/19)	175	184,100
Vornado Realty LP
2.50%, 06/30/19 (Call 05/30/19)	100	101,565
Welltower Inc.
4.13%, 04/01/19 (Call 01/01/19)	150	157,995
Weyerhaeuser Co.
7.38%, 10/01/19	75	86,039

		2,145,310
RETAIL — 1.93%
AutoNation Inc.
5.50%, 02/01/20	100	109,357
Costco Wholesale Corp.
1.70%, 12/15/19	275	280,453
1.75%, 02/15/20	100	101,791
CVS Health Corp.
2.25%, 08/12/19 (Call 07/12/19)	200	205,599
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	250	256,864
McDonald’s Corp.
1.88%, 05/29/19	100	101,342
Target Corp.
2.30%, 06/26/19	300	309,740
TJX Companies Inc. (The)
6.95%, 04/15/19	100	115,088
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	350	362,466

		1,842,700

Security	Principal (000s)	Value
SEMICONDUCTORS — 0.19%
KLA-Tencor Corp.
3.38%, 11/01/19 (Call 10/01/19)	$75	$77,311
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)[a]	100	102,787

		180,098
SOFTWARE — 1.88%
Adobe Systems Inc.
4.75%, 02/01/20	200	220,777
CA Inc.
5.38%, 12/01/19	100	110,286
Microsoft Corp.
1.85%, 02/12/20 (Call 01/12/20)	450	459,371
4.20%, 06/01/19	100	108,684
Oracle Corp.
2.25%, 10/08/19	600	619,646
5.00%, 07/08/19	250	276,871

		1,795,635
TELECOMMUNICATIONS — 4.60%
America Movil SAB de CV
5.00%, 10/16/19[a]	300	331,975
5.00%, 03/30/20	400	445,914
AT&T Inc.
5.20%, 03/15/20	550	616,693
Cisco Systems Inc.
4.45%, 01/15/20	750	829,273
Orange SA
5.38%, 07/08/19	300	333,182
Telefonica Emisiones SAU
5.88%, 07/15/19	300	335,884
Verizon Communications Inc.
2.63%, 02/21/20	1,175	1,219,304
Vodafone Group PLC
5.45%, 06/10/19	250	275,974

		4,388,199
TOYS, GAMES & HOBBIES — 0.05%
Mattel Inc.
2.35%, 05/06/19	50	50,861

		50,861
TRANSPORTATION — 1.16%
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	200	220,965
FedEx Corp.
2.30%, 02/01/20	150	153,142
Norfolk Southern Corp.
5.90%, 06/15/19	100	112,174
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)	100	100,929
2.55%, 06/01/19 (Call 05/01/19)	100	101,305
2.65%, 03/02/20 (Call 02/02/20)	100	101,235
Union Pacific Corp.
1.80%, 02/01/20 (Call 01/01/20)	100	101,393
United Parcel Service Inc.
5.13%, 04/01/19	200	220,376

		1,111,519

353

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ETF

July 31, 2016

Security	Principal or Shares (000s)	Value
TRUCKING & LEASING — 0.05%
GATX Corp.
2.60%, 03/30/20 (Call 02/28/20)[a]	$50	$49,772

		49,772

TOTAL CORPORATE BONDS & NOTES
(Cost: $88,735,752)		90,211,391

INVESTMENT COMPANIES — 3.38%
iShares iBonds Mar 2020 Term Corporate ex-Financials ETF[c]	128	3,224,124

TOTAL INVESTMENT COMPANIES
(Cost: $3,047,085)		3,224,124

SHORT-TERM INVESTMENTS — 7.23%

MONEY MARKET FUNDS — 7.23%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[d,e,f]	4,576	4,576,441
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[d,e,f]	986	985,837
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]	1,339	1,338,833

		6,901,111

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,901,111)		6,901,111

TOTAL INVESTMENTS IN SECURITIES — 105.18%
(Cost: $98,683,948)[g]		100,336,626
Other Assets, Less Liabilities — (5.18)%		(4,943,069)

NET ASSETS — 100.00%		$95,393,557

[a]	All or a portion of this security represents a security on loan.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $98,683,948. Net unrealized appreciation was $1,652,678, of which $1,688,043 represented gross unrealized appreciation on securities and $35,365 represented gross unrealized depreciation on securities.

354

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ETF

July 31, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended July 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares or Principal held at beginning of period (000s)	Shares or Principal purchased (000s)	Shares or Principal sold (000s)	Shares or Principal held at end of period	Value at end of period (000s)	Dividend or Interest income	Net realized gain (loss)
iShares iBonds Mar 2020 Term Corporate ex-Financials ETF	32	96[a]	—	128	$3,224,124	$50,354	$—
PNC Bank N.A.
2.25%,07/02/19	$—	$250	$—	$250	256,175	1,602	—
2.40%,10/18/19	500	—	—	500	515,117	7,705	—
PNC Funding Corp.
5.13%,02/08/20	300	—	—	300	335,707	6,839	—

					$4,331,123	$66,500	$—

[a]	Includes shares received from a four-for-one stock split.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$90,211,391	$—	$90,211,391
Investment companies	3,224,124	—	—	3,224,124
Money market funds	6,901,111	—	—	6,901,111

Total	$10,125,235	$90,211,391	$—	$100,336,626

355

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ex-FINANCIALS ETF

July 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.60%

AEROSPACE & DEFENSE — 2.02%
Boeing Capital Corp.
4.70%, 10/27/19	$186	$206,246
Boeing Co. (The)
4.88%, 02/15/20[a]	484	543,097
L-3 Communications Corp.
5.20%, 10/15/19	95	104,673
Lockheed Martin Corp.
4.25%, 11/15/19	186	203,234
Northrop Grumman Corp.
5.05%, 08/01/19	83	91,331
Raytheon Co.
4.40%, 02/15/20	240	265,113

		1,413,694
AGRICULTURE — 1.84%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	207	215,936
9.25%, 08/06/19	119	146,159
Bunge Ltd. Finance Corp.
8.50%, 06/15/19	162	189,956
Philip Morris International Inc.
4.50%, 03/26/20	559	620,886
Reynolds American Inc.
8.13%, 06/23/19	95	112,583

		1,285,520
AIRLINES — 0.17%
Continental Airlines Inc. 2009-2 Pass Through Trust Class A
7.25%, 05/10/21	104	118,396

		118,396
AUTO MANUFACTURERS — 5.43%
American Honda Finance Corp.
1.20%, 07/12/19	250	250,294
2.15%, 03/13/20	350	358,460
2.25%, 08/15/19	739	759,644
Ford Motor Credit Co. LLC
2.46%, 03/27/20	200	201,869
8.13%, 01/15/20	200	237,887
PACCAR Financial Corp.
1.30%, 05/10/19	500	501,232
2.20%, 09/15/19	25	25,563
Toyota Motor Credit Corp.
2.13%, 07/18/19	829	848,595
2.15%, 03/12/20	600	615,133

		3,798,677
BEVERAGES — 2.74%
Anheuser-Busch InBev Worldwide Inc.
5.38%, 01/15/20	646	728,793
6.88%, 11/15/19	108	126,523

Security	Principal (000s)	Value
Coca-Cola Co. (The)
1.38%, 05/30/19	$250	$252,404
Coca-Cola FEMSA SAB de CV
4.63%, 02/15/20	200	219,349
PepsiCo Inc.
4.50%, 01/15/20	535	591,684

		1,918,753
BIOTECHNOLOGY — 1.12%
Amgen Inc.
2.20%, 05/22/19 (Call 04/22/19)	250	256,280
Gilead Sciences Inc.
2.05%, 04/01/19[a]	100	102,066
2.35%, 02/01/20	414	424,796

		783,142
CHEMICALS — 4.05%
Air Products & Chemicals Inc.
4.38%, 08/21/19	186	203,024
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	95	96,723
Dow Chemical Co. (The)
8.55%, 05/15/19	291	346,296
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	100	102,995
Ecolab Inc.
2.25%, 01/12/20	50	51,117
EI du Pont de Nemours & Co.
4.63%, 01/15/20	510	561,999
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	300	325,000
Monsanto Co.
2.13%, 07/15/19	75	76,112
Potash Corp. of Saskatchewan Inc.
4.88%, 03/30/20[a]	202	222,555
6.50%, 05/15/19	195	220,046
Praxair Inc.
4.50%, 08/15/19	573	627,292

		2,833,159
COMMERCIAL SERVICES — 0.68%
MasterCard Inc.
2.00%, 04/01/19	414	423,002
Western Union Co. (The)
3.35%, 05/22/19	54	55,075

		478,077
COMPUTERS — 5.80%
Apple Inc.
1.55%, 02/07/20	650	657,109
2.10%, 05/06/19	1,036	1,064,427
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%, 06/01/19[b]	450	462,487
International Business Machines Corp.
1.80%, 05/17/19	900	915,793
1.88%, 05/15/19	500	510,483
8.38%, 11/01/19	269	328,311

356

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ex-FINANCIALS ETF

July 31, 2016

Security	Principal (000s)	Value
Lexmark International Inc.
5.13%, 03/15/20	$108	$114,177

		4,052,787
DIVERSIFIED FINANCIAL SERVICES — 1.60%
General Electric Co.
2.10%, 12/11/19	500	508,816
National Rural Utilities Cooperative Finance Corp.
2.00%, 01/27/20 (Call 12/27/19)	350	355,426
2.30%, 11/15/19 (Call 10/15/19)	250	256,955

		1,121,197
ELECTRIC — 6.03%
Arizona Public Service Co.
2.20%, 01/15/20 (Call 12/15/19)	25	25,506
Berkshire Hathaway Energy Co.
2.40%, 02/01/20 (Call 01/01/20)	250	256,364
Consolidated Edison Co. of New York Inc.
6.65%, 04/01/19	373	423,659
Consumers Energy Co.
6.70%, 09/15/19	373	431,824
Dominion Resources Inc./VA
2.50%, 12/01/19 (Call 11/01/19)	25	25,582
DTE Energy Co.
2.40%, 12/01/19 (Call 11/01/19)	25	25,464
Duke Energy Corp.
5.05%, 09/15/19	50	55,057
Duke Energy Ohio Inc.
5.45%, 04/01/19	177	195,650
Eversource Energy
4.50%, 11/15/19	120	130,784
Exelon Generation Co. LLC
5.20%, 10/01/19	137	150,564
Georgia Power Co.
4.25%, 12/01/19	269	293,793
Kansas City Power & Light Co.
7.15%, 04/01/19	186	212,527
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	249	253,923
Portland General Electric Co.
6.10%, 04/15/19	100	111,361
Progress Energy Inc.
4.88%, 12/01/19	100	109,871
Public Service Co. of Colorado
5.13%, 06/01/19	269	296,899
Public Service Electric & Gas Co.
2.00%, 08/15/19 (Call 07/15/19)	83	84,778
Series I
1.80%, 06/01/19 (Call 05/01/19)	207	210,185
Southern Co. (The)
1.85%, 07/01/19	55	55,721
2.15%, 09/01/19 (Call 08/01/19)	120	122,318
TECO Finance Inc.
5.15%, 03/15/20	200	221,303
Virginia Electric & Power Co.
5.00%, 06/30/19	377	411,325
Wisconsin Power & Light Co.
5.00%, 07/15/19	100	109,293

		4,213,751

Security	Principal (000s)	Value
ELECTRICAL COMPONENTS & EQUIPMENT — 0.64%
Emerson Electric Co.
4.88%, 10/15/19	$402	$444,442

		444,442
ENVIRONMENTAL CONTROL — 0.30%
Republic Services Inc.
5.50%, 09/15/19	186	207,344

		207,344
FOOD — 1.37%
General Mills Inc.
2.20%, 10/21/19	100	102,481
Kellogg Co.
4.15%, 11/15/19	54	58,558
Kraft Heinz Foods Co.
5.38%, 02/10/20	162	181,923
Kroger Co. (The)
6.15%, 01/15/20	108	124,332
Mondelez International Inc.
5.38%, 02/10/20	215	242,463
Sysco Corp.
1.90%, 04/01/19	100	101,227
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	141	144,808

		955,792
GAS — 0.18%
Dominion Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	30	30,707
Sempra Energy
2.40%, 03/15/20 (Call 02/15/20)	95	96,418

		127,125
HAND & MACHINE TOOLS — 0.20%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	145	141,855

		141,855
HEALTH CARE — PRODUCTS — 4.93%
Abbott Laboratories
2.00%, 03/15/20	537	544,883
Becton Dickinson and Co.
2.68%, 12/15/19	50	51,742
5.00%, 05/15/19	240	262,445
6.38%, 08/01/19	54	61,508
Boston Scientific Corp.
6.00%, 01/15/20	95	107,860
Life Technologies Corp.
6.00%, 03/01/20	186	210,008
Medtronic Inc.
2.50%, 03/15/20	1,245	1,289,562
4.45%, 03/15/20	417	459,722
Stryker Corp.
4.38%, 01/15/20	323	352,089

357

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ex-FINANCIALS ETF

July 31, 2016

Security	Principal (000s)	Value
Zimmer Biomet Holdings Inc.
4.63%, 11/30/19	$100	$108,721

		3,448,540
HEALTH CARE — SERVICES — 0.30%
Quest Diagnostics Inc.
2.70%, 04/01/19[a]	207	212,595

		212,595
HOUSEHOLD PRODUCTS & WARES — 0.36%
Kimberly-Clark Corp.
1.85%, 03/01/20[a]	250	255,406

		255,406
INTERNET — 3.84%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	1,300	1,319,509
Amazon.com Inc.
2.60%, 12/05/19 (Call 11/05/19)	183	191,234
Baidu Inc.
2.75%, 06/09/19	700	712,747
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	456	462,995

		2,686,485
MACHINERY — 4.37%
Caterpillar Financial Services Corp.
2.00%, 03/05/20[a]	250	254,699
2.10%, 06/09/19	540	553,458
2.25%, 12/01/19	484	498,159
John Deere Capital Corp.
1.70%, 01/15/20[a]	887	898,010
2.05%, 03/10/20	250	255,420
2.25%, 04/17/19	394	404,369
Rockwell Automation Inc.
2.05%, 03/01/20 (Call 02/01/20)	186	188,639

		3,052,754
MANUFACTURING — 2.33%
3M Co.
1.63%, 06/15/19	207	210,304
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	250	257,938
5.50%, 01/08/20	500	569,777
6.00%, 08/07/19	200	228,619
Illinois Tool Works Inc.
6.25%, 04/01/19	323	363,138

		1,629,776
MEDIA — 4.30%
Comcast Corp.
5.15%, 03/01/20	1,212	1,376,154
5.70%, 07/01/19	207	233,623
Thomson Reuters Corp.
4.70%, 10/15/19	108	117,326
Time Warner Inc.
2.10%, 06/01/19	307	312,266
4.88%, 03/15/20	178	197,893

Security	Principal (000s)	Value
Viacom Inc.
5.63%, 09/15/19	$137	$151,695
Walt Disney Co. (The)
0.88%, 07/12/19	250	249,028
1.85%, 05/30/19	357	364,850

		3,002,835
MINING — 2.17%
BHP Billiton Finance USA Ltd.
6.50%, 04/01/19	785	887,000
Newmont Mining Corp.
5.13%, 10/01/19[a]	95	104,035
Rio Tinto Finance USA Ltd.
9.00%, 05/01/19	437	524,178

		1,515,213
OFFICE & BUSINESS EQUIPMENT — 0.17%
Xerox Corp.
5.63%, 12/15/19	108	116,630

		116,630
OIL & GAS — 10.94%
BP Capital Markets PLC
2.24%, 05/10/19	414	422,154
2.32%, 02/13/20[a]	250	255,413
2.52%, 01/15/20	872	897,964
Chevron Corp.
1.56%, 05/16/19	250	251,376
1.96%, 03/03/20 (Call 02/03/20)	1,158	1,174,924
2.19%, 11/15/19 (Call 10/15/19)	207	212,067
ConocoPhillips
6.00%, 01/15/20	356	402,279
EOG Resources Inc.
5.63%, 06/01/19	285	313,649
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)	900	917,886
Husky Energy Inc.
7.25%, 12/15/19	95	108,808
Pioneer Natural Resources Co.
7.50%, 01/15/20	150	173,432
Shell International Finance BV
1.38%, 05/10/19	100	99,906
4.30%, 09/22/19	749	811,688
4.38%, 03/25/20	673	736,909
Total Capital International SA
2.10%, 06/19/19[a]	747	761,525
Valero Energy Corp.
6.13%, 02/01/20	95	107,559

		7,647,539
OIL & GAS SERVICES — 1.07%
Halliburton Co.
6.15%, 09/15/19	659	746,515

		746,515

358

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ex-FINANCIALS ETF

July 31, 2016

Security	Principal (000s)	Value
PACKAGING & CONTAINERS — 0.07%
Bemis Co. Inc.
6.80%, 08/01/19[a]	$41	$46,244

		46,244
PHARMACEUTICALS — 7.38%
Abbott Laboratories
5.13%, 04/01/19	261	286,289
Actavis Funding SCS
2.45%, 06/15/19	21	21,434
3.00%, 03/12/20 (Call 02/12/20)	387	401,722
AstraZeneca PLC
1.95%, 09/18/19	613	622,169
Express Scripts Holding Co.
2.25%, 06/15/19	141	143,724
Express Scripts Inc.
7.25%, 06/15/19	54	62,267
Johnson & Johnson
1.88%, 12/05/19	514	526,885
Mead Johnson Nutrition Co.
4.90%, 11/01/19	54	58,708
Merck & Co. Inc.
1.85%, 02/10/20[a]	650	664,965
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	762	844,451
Pfizer Inc.
1.45%, 06/03/19[a]	250	251,325
2.10%, 05/15/19	1,079	1,103,776
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	166	168,429

		5,156,144
PIPELINES — 1.58%
Enbridge Energy Partners LP
5.20%, 03/15/20	95	100,508
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	100	102,545
Kinder Morgan Energy Partners LP
6.85%, 02/15/20	149	165,575
Phillips 66 Partners LP
2.65%, 02/15/20 (Call 01/15/20)	100	99,714
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	50	49,363
5.75%, 01/15/20	54	58,138
8.75%, 05/01/19	95	108,606
Spectra Energy Capital LLC
8.00%, 10/01/19	208	237,090
Williams Partners LP
5.25%, 03/15/20	178	186,686

		1,108,225
REAL ESTATE INVESTMENT TRUSTS — 0.14%
Weyerhaeuser Co.
7.38%, 10/01/19	83	95,216

		95,216

Security	Principal (000s)	Value
RETAIL — 5.11%
AutoNation Inc.
5.50%, 02/01/20	$83	$90,767
AutoZone Inc.
1.63%, 04/21/19	100	100,573
Costco Wholesale Corp.
1.70%, 12/15/19	848	864,816
CVS Health Corp.
2.25%, 08/12/19 (Call 07/12/19)	183	188,123
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	414	425,367
Lowe’s Companies Inc.
1.15%, 04/15/19	300	300,963
McDonald’s Corp.
1.88%, 05/29/19	373	378,004
Target Corp.
2.30%, 06/26/19	779	804,290
TJX Companies Inc. (The)
6.95%, 04/15/19	186	214,064
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	200	207,124

		3,574,091
SEMICONDUCTORS — 0.80%
Texas Instruments Inc.
1.65%, 08/03/19	552	558,342

		558,342
SOFTWARE — 4.77%
Adobe Systems Inc.
4.75%, 02/01/20	54	59,610
Microsoft Corp.
1.85%, 02/12/20 (Call 01/12/20)	1,266	1,292,364
4.20%, 06/01/19	260	282,578
Oracle Corp.
2.25%, 10/08/19	1,079	1,114,329
5.00%, 07/08/19	526	582,538

		3,331,419
TELECOMMUNICATIONS — 6.41%
America Movil SAB de CV
5.00%, 03/30/20	1,385	1,543,976
AT&T Inc.
5.88%, 10/01/19	269	304,728
Cisco Systems Inc.
4.45%, 01/15/20	1,532	1,693,929
Deutsche Telekom International Finance BV
6.00%, 07/08/19	165	186,455
Orange SA
5.38%, 07/08/19[a]	108	119,946
Telefonica Emisiones SAU
5.88%, 07/15/19	95	106,363
Verizon Communications Inc.
2.63%, 02/21/20	250	259,426
Vodafone Group PLC
5.45%, 06/10/19	240	264,935

		4,479,758

359

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ex-FINANCIALS ETF

July 31, 2016

Security	Principal or Shares (000s)	Value
TOYS, GAMES & HOBBIES — 0.09%
Mattel Inc.
2.35%, 05/06/19	$62	$63,067

		63,067
TRANSPORTATION — 2.30%
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	154	170,143
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)	33	33,306
2.55%, 06/01/19 (Call 05/01/19)	95	96,240
Union Pacific Corp.
1.80%, 02/01/20 (Call 01/01/20)	500	506,967
United Parcel Service Inc.
5.13%, 04/01/19	728	802,167

		1,608,823

TOTAL CORPORATE BONDS & NOTES
(Cost: $67,017,789)		68,229,328

SHORT-TERM INVESTMENTS — 5.81%

MONEY MARKET FUNDS — 5.81%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[c,d,e]	2,226	2,226,084
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[c,d,e]	480	479,534
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	1,357	1,356,947

		4,062,565

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,062,565)		4,062,565

TOTAL INVESTMENTS IN SECURITIES — 103.41%
(Cost: $71,080,354)[f]		72,291,893
Other Assets, Less Liabilities — (3.41)%		(2,387,098)

NET ASSETS — 100.00%		$69,904,795

[a]	All or a portion of this security represents a security on loan.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $71,134,974. Net unrealized appreciation was $1,156,919, of which $1,232,916 represented gross unrealized appreciation on securities and $75,997 represented gross unrealized depreciation on securities.

360

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ex-FINANCIALS ETF

July 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$68,229,328	$—	$68,229,328
Money market funds	4,062,565	—	—	4,062,565

Total	$4,062,565	$68,229,328	$—	$72,291,893

361

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 93.72%

ADVERTISING — 0.67%
Omnicom Group Inc.
3.63%, 05/01/22	$325	$348,402
WPP Finance 2010
3.63%, 09/07/22	150	158,956

		507,358
AEROSPACE & DEFENSE — 1.57%
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	100	102,673
Lockheed Martin Corp.
3.10%, 01/15/23 (Call 11/15/22)	250	265,612
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	200	208,540
United Technologies Corp.
3.10%, 06/01/22	575	614,522

		1,191,347
AGRICULTURE — 1.24%
Altria Group Inc.
2.85%, 08/09/22	500	527,456
Philip Morris International Inc.
2.50%, 08/22/22	300	309,710
2.63%, 03/06/23	100	104,102

		941,268
AUTO MANUFACTURERS — 1.30%
Ford Motor Credit Co. LLC
4.25%, 09/20/22	200	217,638
General Motors Financial Co. Inc.
3.45%, 04/10/22 (Call 02/10/22)	400	406,421
Toyota Motor Credit Corp.
2.63%, 01/10/23	100	104,011
2.80%, 07/13/22	250	263,594

		991,664
AUTO PARTS & EQUIPMENT — 0.49%
Delphi Corp.
5.00%, 02/15/23 (Call 02/15/18)	350	370,125

		370,125
BANKS — 11.00%
Bank of America Corp.
3.30%, 01/11/23	1,075	1,118,788
Bank of Montreal
2.55%, 11/06/22 (Call 10/06/22)	400	413,171
BNP Paribas SA
3.25%, 03/03/23	350	366,740
Citigroup Inc.
3.38%, 03/01/23	100	104,604
4.05%, 07/30/22	250	263,871

Security	Principal (000s)	Value
Cooperatieve Rabobank UA
3.95%, 11/09/22	$500	$524,585
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	500	508,706
Goldman Sachs Group Inc. (The)
3.63%, 01/22/23	625	662,219
JPMorgan Chase & Co.
3.20%, 01/25/23	800	836,300
3.25%, 09/23/22	500	526,148
Morgan Stanley
3.75%, 02/25/23	800	853,253
4.88%, 11/01/22	275	302,017
MUFG Americas Holdings Corp.
3.50%, 06/18/22	100	105,822
National Australia Bank Ltd./New York
3.00%, 01/20/23	250	261,090
PNC Bank N.A.
2.70%, 11/01/22 (Call 10/01/22)[a]	250	253,107
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22[a,b]	100	103,626
Sumitomo Mitsui Banking Corp.
3.20%, 07/18/22	250	262,739
U.S. Bancorp.
2.95%, 07/15/22 (Call 06/15/22)	300	312,648
Wells Fargo & Co.
Series M
3.45%, 02/13/23	550	575,929

		8,355,363
BEVERAGES — 4.30%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	654	668,706
3.30%, 02/01/23 (Call 12/01/22)	1,200	1,259,730
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	250	256,400
Diageo Investment Corp.
2.88%, 05/11/22	350	367,972
Molson Coors Brewing Co.
3.50%, 05/01/22[c]	100	107,368
PepsiCo Inc.
2.75%, 03/01/23	325	342,449
3.10%, 07/17/22 (Call 05/17/22)	250	268,077

		3,270,702
BIOTECHNOLOGY — 1.75%
Amgen Inc.
3.63%, 05/15/22 (Call 02/15/22)	250	270,774
Biogen Inc.
3.63%, 09/15/22	300	320,252
Celgene Corp.
3.25%, 08/15/22	250	261,431
3.55%, 08/15/22	300	318,743
Gilead Sciences Inc.
3.25%, 09/01/22 (Call 07/01/22)	150	159,713

		1,330,913

362

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
BUILDING MATERIALS — 0.10%
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	$70	$74,541

		74,541
CHEMICALS — 1.84%
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)[c]	380	394,238
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	320	338,846
EI du Pont de Nemours & Co.
2.80%, 02/15/23	300	308,338
NewMarket Corp.
4.10%, 12/15/22	100	104,261
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	250	255,044

		1,400,727
COMMERCIAL SERVICES — 0.39%
Block Financial LLC
5.50%, 11/01/22 (Call 05/01/22)	75	81,601
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	100	105,206
Verisk Analytics Inc.
4.13%, 09/12/22	100	106,809

		293,616
COMPUTERS — 2.50%
Apple Inc.
2.70%, 05/13/22	400	419,656
2.85%, 02/23/23 (Call 12/23/22)	300	316,028
Computer Sciences Corp.
4.45%, 09/15/22[c]	100	107,581
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (Call 08/15/22)[d]	300	323,878
HP Inc.
4.05%, 09/15/22	75	79,238
International Business Machines Corp.
1.88%, 08/01/22	650	652,348

		1,898,729
COSMETICS & PERSONAL CARE — 0.30%
Colgate-Palmolive Co.
1.95%, 02/01/23	225	229,717

		229,717
DISTRIBUTION & WHOLESALE — 0.34%
Arrow Electronics Inc.
3.50%, 04/01/22 (Call 02/01/22)	250	255,895

		255,895
DIVERSIFIED FINANCIAL SERVICES — 3.40%
American Express Co.
2.65%, 12/02/22	350	357,569
Capital One Bank USA N.A.
3.38%, 02/15/23[c]	250	257,190

Security	Principal (000s)	Value
Charles Schwab Corp. (The)
3.23%, 09/01/22	$100	$105,915
CME Group Inc.
3.00%, 09/15/22	250	266,100
International Lease Finance Corp.
5.88%, 08/15/22	250	284,375
Invesco Finance PLC
3.13%, 11/30/22	250	259,370
Jefferies Group LLC
5.13%, 01/20/23	150	156,844
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	250	259,910
Visa Inc.
2.80%, 12/14/22 (Call 10/14/22)	600	634,298

		2,581,571
ELECTRIC — 3.72%
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	100	104,504
American Electric Power Co. Inc.
2.95%, 12/15/22 (Call 09/15/22)	200	207,952
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	125	130,536
Dominion Resources Inc./VA Series B
2.75%, 09/15/22 (Call 06/15/22)	100	101,024
Duke Energy Corp.
3.05%, 08/15/22 (Call 05/15/22)	200	208,076
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	200	209,408
Exelon Generation Co. LLC
4.25%, 06/15/22 (Call 03/15/22)[c]	300	321,658
Georgia Power Co.
2.85%, 05/15/22	100	104,560
Kansas City Power & Light Co.
3.15%, 03/15/23 (Call 12/15/22)	100	103,455
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)	200	220,846
7.00%, 09/01/22	100	126,529
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	200	204,555
PPL Capital Funding Inc.
3.50%, 12/01/22 (Call 09/01/22)	250	265,461
Public Service Co. of Colorado
2.50%, 03/15/23 (Call 09/15/22)[c]	125	129,028
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)	100	113,499
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	75	68,250
Virginia Electric & Power Co.
2.75%, 03/15/23 (Call 12/15/22)	200	208,823

		2,828,164
ELECTRONICS — 0.20%
Agilent Technologies Inc.
3.20%, 10/01/22 (Call 07/01/22)	100	103,653

363

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
Jabil Circuit Inc.
4.70%, 09/15/22	$50	$51,125

		154,778
ENGINEERING & CONSTRUCTION — 0.41%
ABB Finance USA Inc.
2.88%, 05/08/22	300	312,878

		312,878
ENVIRONMENTAL CONTROL — 0.51%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	270	287,134
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	100	104,223

		391,357
FOOD — 1.71%
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)	364	379,505
Kraft Heinz Foods Co.
3.50%, 06/06/22	500	537,999
3.50%, 07/15/22 (Call 05/15/22)[c,d]	100	107,306
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	250	277,860

		1,302,670
HAND & MACHINE TOOLS — 0.28%
Stanley Black & Decker Inc.
2.90%, 11/01/22	200	209,188

		209,188
HEALTH CARE — PRODUCTS — 0.77%
Thermo Fisher Scientific Inc.
3.15%, 01/15/23 (Call 10/15/22)	270	277,541
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	300	310,255

		587,796
HEALTH CARE — SERVICES — 2.06%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	300	305,341
Anthem Inc.
3.30%, 01/15/23	450	471,088
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)[c]	100	103,469
Laboratory Corp. of America Holdings
3.75%, 08/23/22 (Call 05/23/22)	100	106,271
UnitedHealth Group Inc.
2.75%, 02/15/23 (Call 11/15/22)[c]	150	156,537
2.88%, 03/15/23	400	420,103

		1,562,809

Security	Principal (000s)	Value
HOLDING COMPANIES — DIVERSIFIED — 0.20%
Brixmor Operating Partnership LP
3.88%, 08/15/22 (Call 06/15/22)	$150	$154,725

		154,725
HOME BUILDERS — 0.21%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	150	156,952

		156,952
HOME FURNISHINGS — 0.10%
Whirlpool Corp.
3.70%, 03/01/23	75	79,919

		79,919
HOUSEHOLD PRODUCTS & WARES — 0.27%
Church & Dwight Co. Inc.
2.88%, 10/01/22	100	103,221
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	100	104,765

		207,986
HOUSEWARES — 0.14%
Newell Brands Inc.
4.00%, 06/15/22 (Call 03/15/22)	100	106,572

		106,572
INSURANCE — 2.94%
American International Group Inc.
4.88%, 06/01/22	500	560,285
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	100	106,560
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	350	365,453
3.00%, 02/11/23	350	370,019
Chubb INA Holdings Inc.
2.70%, 03/13/23	250	256,737
2.88%, 11/03/22 (Call 09/03/22)	50	52,640
Fidelity National Financial Inc.
5.50%, 09/01/22	50	54,915
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	225	255,815
MetLife Inc.
3.05%, 12/15/22	125	129,220
Primerica Inc.
4.75%, 07/15/22	75	80,704

		2,232,348
INTERNET — 1.35%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	420	435,841
Baidu Inc.
3.50%, 11/28/22	200	209,666

364

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	$275	$274,829
Symantec Corp.
3.95%, 06/15/22 (Call 03/15/22)	100	103,149

		1,023,485
IRON & STEEL — 0.14%
Nucor Corp.
4.13%, 09/15/22 (Call 06/15/22)	100	108,931

		108,931
MACHINERY — 1.58%
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	400	415,352
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	400	415,438
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)	100	102,776
John Deere Capital Corp.
2.80%, 03/06/23	250	263,296

		1,196,862
MANUFACTURING — 2.77%
3M Co.
2.00%, 06/26/22	200	206,416
Eaton Corp.
2.75%, 11/02/22	450	462,219
General Electric Co.
2.70%, 10/09/22	200	210,720
3.10%, 01/09/23	800	857,464
3.15%, 09/07/22	250	268,197
Pentair Finance SA
3.15%, 09/15/22 (Call 06/15/22)	100	97,807

		2,102,823
MEDIA — 4.97%
21st Century Fox America Inc.
3.00%, 09/15/22	500	524,215
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (Call 05/23/22)[d]	750	813,537
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	100	141,801
Comcast Corp.
3.13%, 07/15/22	500	537,804
Discovery Communications LLC
3.30%, 05/15/22	75	75,742
NBCUniversal Media LLC
2.88%, 01/15/23	650	683,513
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	100	102,151
Time Warner Entertainment Co. LP
8.38%, 03/15/23	200	259,109
Time Warner Inc.
3.40%, 06/15/22	170	181,843
Viacom Inc.
3.25%, 03/15/23 (Call 12/15/22)[c]	250	250,157

Security	Principal (000s)	Value
Walt Disney Co. (The)
2.35%, 12/01/22	$200	$208,002

		3,777,874
METAL FABRICATE & HARDWARE — 0.34%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	250	258,609

		258,609
MINING — 0.66%
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)[c]	245	254,030
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)	193	199,413
Southern Copper Corp.
3.50%, 11/08/22	50	50,625

		504,068
OIL & GAS — 6.45%
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	350	357,360
BP Capital Markets PLC
2.50%, 11/06/22	575	580,616
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)	500	507,798
Cimarex Energy Co.
5.88%, 05/01/22 (Call 05/01/17)	150	156,633
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	250	243,038
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	270	260,550
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	200	197,787
Exxon Mobil Corp.
2.73%, 03/01/23 (Call 01/01/23)	350	365,508
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	100	104,077
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	170	151,300
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	300	304,192
Phillips 66
4.30%, 04/01/22	550	599,522
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	150	156,774
Sasol Financing International PLC
4.50%, 11/14/22	300	300,846
Shell International Finance BV
2.38%, 08/21/22	400	406,651
Total Capital International SA
2.70%, 01/25/23	200	204,683

		4,897,335
OIL & GAS SERVICES — 0.31%
FMC Technologies Inc.
3.45%, 10/01/22 (Call 07/01/22)	50	48,140

365

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)[c]	$200	$186,799

		234,939
PACKAGING & CONTAINERS — 0.21%
Packaging Corp. of America
3.90%, 06/15/22 (Call 03/15/22)	75	79,943
WestRock RKT Co.
4.00%, 03/01/23 (Call 12/01/22)	75	79,258

		159,201
PHARMACEUTICALS — 5.68%
AbbVie Inc.
2.90%, 11/06/22	920	950,315
3.20%, 11/06/22 (Call 09/06/22)	100	104,621
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	425	441,688
Bristol-Myers Squibb Co.
2.00%, 08/01/22	300	306,299
Cardinal Health Inc.
3.20%, 06/15/22	100	105,585
3.20%, 03/15/23	75	78,939
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	200	210,408
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	550	580,538
McKesson Corp.
2.85%, 03/15/23 (Call 12/15/22)	70	72,023
Merck & Co. Inc.
2.40%, 09/15/22 (Call 06/15/22)	250	257,883
Novartis Capital Corp.
2.40%, 09/21/22	450	467,451
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	300	308,247
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	420	432,993

		4,316,990
PIPELINES — 3.06%
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	200	192,035
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	200	205,684
Gulf South Pipeline Co. LP
4.00%, 06/15/22 (Call 03/15/22)	100	95,789
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	150	146,907
3.95%, 09/01/22 (Call 06/01/22)	250	254,159
MPLX LP
5.50%, 02/15/23 (Call 08/15/17)[d]	150	153,000
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	135	132,467
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	70	64,453
3.65%, 06/01/22 (Call 03/01/22)	250	245,080

Security	Principal (000s)	Value
Regency Energy Partners LP/Regency Energy Finance Corp.
5.00%, 10/01/22 (Call 07/01/22)	$100	$103,930
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	100	96,191
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	100	97,961
TransCanada PipeLines Ltd.
2.50%, 08/01/22	125	125,130
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	100	100,600
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	325	310,635

		2,324,021
REAL ESTATE — 0.34%
CBRE Services Inc.
5.00%, 03/15/23 (Call 03/15/18)	250	260,000

		260,000
REAL ESTATE INVESTMENT TRUSTS — 4.85%
American Tower Corp.
3.50%, 01/31/23	320	335,765
AvalonBay Communities Inc.
2.85%, 03/15/23 (Call 12/15/22)	100	102,591
Boston Properties LP
3.85%, 02/01/23 (Call 11/01/22)	300	324,951
Crown Castle International Corp.
5.25%, 01/15/23	500	569,300
CubeSmart LP
4.80%, 07/15/22 (Call 04/15/22)	150	166,295
DDR Corp.
4.63%, 07/15/22 (Call 04/15/22)	100	107,752
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/03/22)	50	51,736
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	100	106,815
Equity One Inc.
3.75%, 11/15/22 (Call 08/15/22)	100	101,725
Essex Portfolio LP
3.38%, 01/15/23 (Call 10/15/22)	225	232,209
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)	100	99,291
4.00%, 12/01/22 (Call 10/01/22)	150	157,686
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	100	106,810
Host Hotels & Resorts LP
4.75%, 03/01/23 (Call 12/01/22)[c]	75	80,908
Kilroy Realty LP
3.80%, 01/15/23 (Call 10/15/22)	75	78,337
Kimco Realty Corp.
3.40%, 11/01/22 (Call 09/01/22)	100	104,869
Liberty Property LP
4.13%, 06/15/22 (Call 03/15/22)	200	211,231

366

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ETF

July 31, 2016

Security	Principal (000s)	Value
Simon Property Group LP
2.75%, 02/01/23 (Call 11/01/22)	$250	$258,302
Ventas Realty LP/Ventas Capital Corp.
3.25%, 08/15/22 (Call 05/15/22)	220	227,269
Weingarten Realty Investors
3.38%, 10/15/22 (Call 07/15/22)	50	50,658
Welltower Inc.
3.75%, 03/15/23 (Call 12/15/22)	200	207,947

		3,682,447
RETAIL — 4.19%
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	300	320,922
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	300	312,981
3.50%, 07/20/22 (Call 05/20/22)	500	542,584
Home Depot Inc. (The)
2.63%, 06/01/22 (Call 05/01/22)	450	473,182
Kohl’s Corp.
3.25%, 02/01/23 (Call 11/01/22)[c]	50	50,116
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	350	374,258
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	250	242,947
QVC Inc.
4.38%, 03/15/23	320	325,807
Staples Inc.
4.38%, 01/12/23 (Call 10/14/22)	150	153,737
Walgreen Co.
3.10%, 09/15/22[c]	370	386,566

		3,183,100
SAVINGS & LOANS — 0.14%
People’s United Financial Inc.
3.65%, 12/06/22 (Call 09/06/22)	100	103,421

		103,421
SEMICONDUCTORS — 1.99%
Intel Corp.
2.70%, 12/15/22	650	680,615
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	100	103,874
QUALCOMM Inc.
3.00%, 05/20/22	450	474,247
Texas Instruments Inc.
1.85%, 05/15/22 (Call 04/15/22)	250	251,605

		1,510,341
SOFTWARE — 2.64%
Dun & Bradstreet Corp. (The)
4.38%, 12/01/22 (Call 09/01/22)[c]	50	51,326
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	200	210,585

Security	Principal (000s)	Value
Microsoft Corp.
2.13%, 11/15/22	$300	$304,672
2.65%, 11/03/22 (Call 09/03/22)	250	261,008
Oracle Corp.
2.50%, 05/15/22 (Call 03/15/22)	325	334,453
2.50%, 10/15/22	820	841,328

		2,003,372
TELECOMMUNICATIONS — 5.24%
America Movil SAB de CV
3.13%, 07/16/22	400	417,112
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	800	810,984
3.00%, 06/30/22 (Call 04/30/22)	500	516,802
3.60%, 02/17/23 (Call 12/17/22)	250	264,802
Cisco Systems Inc.
2.60%, 02/28/23	250	263,347
Motorola Solutions Inc.
3.50%, 03/01/23	70	68,749
3.75%, 05/15/22	300	304,971
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	75	78,599
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22[c]	170	182,980
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	500	510,634
Vodafone Group PLC
2.50%, 09/26/22	100	100,675
2.95%, 02/19/23	450	461,913

		3,981,568
TEXTILES — 0.14%
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	100	105,638

		105,638
TRANSPORTATION — 1.96%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	295	313,313
3.05%, 09/01/22 (Call 06/01/22)	50	53,357
FedEx Corp.
2.63%, 08/01/22	200	204,400
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	100	104,594
3.00%, 04/01/22 (Call 01/01/22)	250	261,447
Union Pacific Corp.
2.95%, 01/15/23 (Call 10/15/22)	70	74,288
4.16%, 07/15/22 (Call 04/15/22)	100	112,869
United Parcel Service Inc.
2.45%, 10/01/22	350	364,651

		1,488,919

367

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ETF

July 31, 2016

Security	Principal or Shares (000s)	Value
TOTAL CORPORATE BONDS & NOTES
(Cost: $68,438,814)		$71,205,622

INVESTMENT COMPANIES — 4.30%
iShares iBonds Mar 2023 Term Corporate ex-Financials ETF[a]	$129	3,264,990

TOTAL INVESTMENT COMPANIES
(Cost: $2,974,253)		3,264,990

SHORT-TERM INVESTMENTS — 4.60%

MONEY MARKET FUNDS — 4.60%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[e,f,g]	2,046	2,045,948
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[e,f,g]	441	440,730
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[e,g]	1,012	1,011,546

		3,498,224

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,498,224)		3,498,224

TOTAL INVESTMENTS IN SECURITIES — 102.62%
(Cost: $74,911,291)[h]		77,968,836
Other Assets, Less Liabilities — (2.62)%		(1,990,554)

NET ASSETS — 100.00%		$75,978,282

[a]	Affiliated issuer. See Schedule 1.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	All or a portion of this security represents a security on loan.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $74,911,291. Net unrealized appreciation was $3,057,545, of which $3,129,155 represented gross unrealized appreciation on securities and $71,610 represented gross unrealized depreciation on securities.

368

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ETF

July 31, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended July 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares or Principal held at beginning of period (000s)	Shares or Principal purchased (000s)	Shares or Principal sold (000s)	Shares or Principal held at end of period (000s)	Value at end of period	Dividend or Interest income	Net realized gain (loss)
iShares iBonds Mar 2023 Term Corporate ex-Financials ETF	32	97[a]	—	129	$3,264,990	$66,692	$—
PNC Bank N.A. 2.70%, 11/01/22	$250	$—	$—	$250	253,107	5,264	—
PNC Financial Services Group Inc. (The) 2.85%, 11/09/22	100	—	—	100	103,626	2,714	—

					$3,621,723	$74,670	$—

[a]	Includes shares received from a four-for-one stock split.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$71,205,622	$—	$71,205,622
Investment companies	3,264,990	—	—	3,264,990
Money market funds	3,498,224	—	—	3,498,224

Total	$6,763,214	$71,205,622	$—	$77,968,836

369

Schedule of Investments  (Unaudited)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ex-FINANCIALS ETF

July 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.01%

ADVERTISING — 0.33%
Omnicom Group Inc.
3.63%, 05/01/22	$124	$132,929

		132,929
AEROSPACE & DEFENSE — 4.69%
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	431	442,519
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	464	483,814
United Technologies Corp.
3.10%, 06/01/22	895	956,517

		1,882,850
AGRICULTURE — 1.90%
Altria Group Inc.
2.85%, 08/09/22	166	175,116
Philip Morris International Inc.
2.63%, 03/06/23[a]	564	587,133

		762,249
AIRLINES — 0.44%
American Airlines 2013-2 Pass Through Trust Class A
4.95%, 07/15/24	160	175,006

		175,006
AUTO MANUFACTURERS — 1.57%
Ford Motor Credit Co. LLC
4.25%, 09/20/22[a]	200	217,638
Toyota Motor Credit Corp.
2.63%, 01/10/23	398	413,965

		631,603
AUTO PARTS & EQUIPMENT — 0.05%
Delphi Corp.
5.00%, 02/15/23 (Call 02/15/18)	19	20,092

		20,092
BEVERAGES — 4.50%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	332	339,466
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	97	99,483
Brown-Forman Corp.
2.25%, 01/15/23 (Call 10/15/22)	66	66,808
Diageo Investment Corp.
2.88%, 05/11/22	498	523,571

Security	Principal (000s)	Value
8.00%, 09/15/22	$100	$132,837
PepsiCo Inc.
2.75%, 03/01/23	614	646,965

		1,809,130
BIOTECHNOLOGY — 1.28%
Amgen Inc.
3.63%, 05/15/22 (Call 02/15/22)	66	71,484
Celgene Corp.
3.25%, 08/15/22	66	69,018
Gilead Sciences Inc.
3.25%, 09/01/22 (Call 07/01/22)	350	372,664

		513,166
CHEMICALS — 3.10%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	33	34,115
Air Products & Chemicals Inc.
2.75%, 02/03/23	66	68,763
Cabot Corp.
3.70%, 07/15/22	66	68,388
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	66	68,473
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	66	69,887
EI du Pont de Nemours & Co.
2.80%, 02/15/23	564	579,676
Monsanto Co.
2.20%, 07/15/22 (Call 04/15/22)[a]	82	80,954
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	66	67,332
2.70%, 02/21/23 (Call 11/21/22)	199	207,708

		1,245,296
COMMERCIAL SERVICES — 0.17%
Catholic Health Initiatives
2.95%, 11/01/22	66	67,204

		67,204
COMPUTERS — 4.71%
Apple Inc.
2.70%, 05/13/22	500	524,570
2.85%, 02/23/23 (Call 12/23/22)[a]	450	474,042
Computer Sciences Corp.
4.45%, 09/15/22[a]	33	35,502
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (Call 08/15/22)[b]	100	107,959
HP Inc.
4.05%, 09/15/22	33	34,865
International Business Machines Corp.
1.88%, 08/01/22	500	501,806
2.88%, 11/09/22	200	211,704

		1,890,448
COSMETICS & PERSONAL CARE — 1.53%
Colgate-Palmolive Co.
1.95%, 02/01/23	365	372,652

370

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ex-FINANCIALS ETF

July 31, 2016

Security	Principal (000s)	Value
2.30%, 05/03/22	$166	$173,471
Estee Lauder Companies Inc. (The)
2.35%, 08/15/22	66	67,834

		613,957
DISTRIBUTION & WHOLESALE — 0.38%
Arrow Electronics Inc.
3.50%, 04/01/22 (Call 02/01/22)	150	153,537

		153,537
DIVERSIFIED FINANCIAL SERVICES — 1.97%
Visa Inc.
2.80%, 12/14/22 (Call 10/14/22)	750	792,873

		792,873
ELECTRIC — 7.02%
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	66	68,973
American Electric Power Co. Inc.
2.95%, 12/15/22 (Call 09/15/22)	166	172,600
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	66	67,141
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	265	271,933
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	66	68,923
Dominion Resources Inc./VA
Series B
2.75%, 09/15/22 (Call 06/15/22)	66	66,675
DTE Electric Co.
2.65%, 06/15/22 (Call 03/15/22)	66	68,695
Duke Energy Corp.
3.05%, 08/15/22 (Call 05/15/22)	166	172,703
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	133	139,256
Exelon Generation Co. LLC
4.25%, 06/15/22 (Call 03/15/22)	166	177,984
Georgia Power Co.
2.85%, 05/15/22	199	208,075
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	133	135,553
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)	199	219,742
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)[a]	66	67,503
PPL Capital Funding Inc.
3.50%, 12/01/22 (Call 09/01/22)	66	70,082
PPL Electric Utilities Corp.
2.50%, 09/01/22 (Call 06/01/22)	82	84,424
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	66	68,632
Public Service Co. of Colorado
2.50%, 03/15/23 (Call 09/15/22)[a]	332	342,699
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)	66	74,910
Virginia Electric & Power Co.
2.75%, 03/15/23 (Call 12/15/22)	264	275,646

		2,822,149

Security	Principal (000s)	Value
ELECTRICAL COMPONENTS & EQUIPMENT — 0.51%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	$199	$205,971

		205,971
ENGINEERING & CONSTRUCTION — 1.46%
ABB Finance USA Inc.
2.88%, 05/08/22	564	588,210

		588,210
ENVIRONMENTAL CONTROL — 0.17%
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	66	68,787

		68,787
FOOD — 1.28%
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)	91	94,876
Kraft Heinz Foods Co.
3.50%, 06/06/22	166	178,616
Sysco Corp.
2.60%, 06/12/22	165	168,599
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	66	73,355

		515,446
GAS — 0.17%
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	66	67,605

		67,605
HAND & MACHINE TOOLS — 0.17%
Stanley Black & Decker Inc.
2.90%, 11/01/22	66	69,032

		69,032
HEALTH CARE-PRODUCTS — 0.79%
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	232	247,612
Thermo Fisher Scientific Inc.
3.15%, 01/15/23 (Call 10/15/22)	66	67,843

		315,455
HEALTH CARE-SERVICES — 0.84%
Kaiser Foundation Hospitals
3.50%, 04/01/22	250	267,480
Laboratory Corp. of America Holdings
3.75%, 08/23/22 (Call 05/23/22)[a]	66	70,139

		337,619

371

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ex-FINANCIALS ETF

July 31, 2016

Security	Principal (000s)	Value
HOME BUILDERS — 0.35%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	$133	$139,164

		139,164
HOME FURNISHINGS — 0.09%
Whirlpool Corp.
3.70%, 03/01/23	33	35,164

		35,164
HOUSEHOLD PRODUCTS & WARES — 0.26%
Church & Dwight Co. Inc.
2.88%, 10/01/22	66	68,126
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	33	34,572

		102,698
INTERNET — 1.58%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	66	68,489
Baidu Inc.
3.50%, 11/28/22	400	419,331
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	148	147,908

		635,728
IRON & STEEL — 0.13%
Nucor Corp.
4.13%, 09/15/22 (Call 06/15/22)	49	53,376

		53,376
LODGING — 0.13%
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	50	51,196

		51,196
MACHINERY — 3.74%
Caterpillar Financial Services Corp.
2.63%, 03/01/23	199	205,279
2.85%, 06/01/22	100	104,481
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	232	240,904
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	663	688,589
John Deere Capital Corp.
2.80%, 03/06/23	250	263,296

		1,502,549
MANUFACTURING — 3.72%
3M Co.
2.00%, 06/26/22	232	239,443
Eaton Corp.
2.75%, 11/02/22	133	136,611

Security	Principal (000s)	Value
General Electric Co.
2.70%, 10/09/22	$895	$942,973
Parker-Hannifin Corp.
3.50%, 09/15/22	100	109,318
Pentair Finance SA
3.15%, 09/15/22 (Call 06/15/22)	66	64,553

		1,492,898
MEDIA — 3.79%
21st Century Fox America Inc.
3.00%, 09/15/22	66	69,196
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	166	235,389
Comcast Corp.
2.85%, 01/15/23	498	524,471
3.13%, 07/15/22[a]	133	143,056
Time Warner Inc.
3.40%, 06/15/22	66	70,598
Viacom Inc.
3.25%, 03/15/23 (Call 12/15/22)	66	66,042
Walt Disney Co. (The)
2.35%, 12/01/22	398	413,924

		1,522,676
METAL FABRICATE & HARDWARE — 1.02%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	398	411,706

		411,706
MINING — 1.40%
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)[a]	100	103,686
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)	444	458,753

		562,439
OIL & GAS — 11.31%
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	166	169,491
BP Capital Markets PLC
2.50%, 11/06/22	730	737,129
3.25%, 05/06/22	232	244,650
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)	829	841,929
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	148	143,879
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	50	49,447
Exxon Mobil Corp.
2.73%, 03/01/23 (Call 01/01/23)	350	365,508
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	531	538,420
Phillips 66
4.30%, 04/01/22[a]	133	144,975
Shell International Finance BV
2.25%, 01/06/23	464	465,130
2.38%, 08/21/22	398	404,618

372

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ex-FINANCIALS ETF

July 31, 2016

Security	Principal (000s)	Value
Total Capital International SA
2.70%, 01/25/23	$431	$441,092

		4,546,268
OIL & GAS SERVICES — 0.52%
FMC Technologies Inc.
3.45%, 10/01/22 (Call 07/01/22)	66	63,545
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)[a]	155	144,769

		208,314
PHARMACEUTICALS — 7.93%
AbbVie Inc.
2.90%, 11/06/22	232	239,645
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	133	138,223
Allergan Inc./U.S.
2.80%, 03/15/23 (Call 12/15/22)	66	65,884
Bristol-Myers Squibb Co.
2.00%, 08/01/22	265	270,564
Cardinal Health Inc.
3.20%, 03/15/23	99	104,199
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	365	383,994
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	547	577,371
McKesson Corp.
2.85%, 03/15/23 (Call 12/15/22)	66	67,907
Merck & Co. Inc.
2.40%, 09/15/22 (Call 06/15/22)	400	412,613
Novartis Capital Corp.
2.40%, 09/21/22	663	688,712
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	149	153,096
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	83	85,568

		3,187,776
PIPELINES — 2.19%
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	66	63,372
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	65	66,847
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	66	64,639
MPLX LP
5.50%, 02/15/23 (Call 08/15/17)[b]	50	51,000
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	66	64,762
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	66	60,770
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	66	64,654
TransCanada PipeLines Ltd.
2.50%, 08/01/22	382	382,398
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	66	63,083

		881,525

Security	Principal (000s)	Value
REAL ESTATE INVESTMENT TRUSTS — 0.69%
American Tower Corp.
3.50%, 01/31/23	$100	$104,927
Crown Castle International Corp.
5.25%, 01/15/23	150	170,790

		275,717
RETAIL — 2.88%
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	33	35,302
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	100	104,327
Home Depot Inc. (The)
2.63%, 06/01/22 (Call 05/01/22)	500	525,758
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	365	390,297
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	33	32,069
Walgreen Co.
3.10%, 09/15/22[a]	66	68,955

		1,156,708
SEMICONDUCTORS — 4.78%
Intel Corp.
2.70%, 12/15/22	663	694,227
3.10%, 07/29/22[a]	200	214,933
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	66	68,557
QUALCOMM Inc.
3.00%, 05/20/22	800	843,106
Texas Instruments Inc.
1.85%, 05/15/22 (Call 04/15/22)	100	100,642

		1,921,465
SOFTWARE — 4.29%
Autodesk Inc.
3.60%, 12/15/22 (Call 09/15/22)	66	67,712
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	66	69,493
Microsoft Corp.
2.13%, 11/15/22	398	404,199
2.65%, 11/03/22 (Call 09/03/22)	250	261,008
Oracle Corp.
2.50%, 10/15/22	896	919,305

		1,721,717
TELECOMMUNICATIONS — 4.86%
America Movil SAB de CV
3.13%, 07/16/22	600	625,668
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	314	318,311
Cisco Systems Inc.
2.60%, 02/28/23	250	263,347
3.00%, 06/15/22	150	160,581
Motorola Solutions Inc.
3.50%, 03/01/23	66	64,821

373

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ex-FINANCIALS ETF

July 31, 2016

Security	Principal or Shares (000s)	Value
3.75%, 05/15/22	$66	$67,094
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	66	71,039
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	157	160,339
Vodafone Group PLC
2.95%, 02/19/23[a]	214	219,666

		1,950,866
TEXTILES — 0.17%
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	66	69,721

		69,721
TRANSPORTATION — 3.15%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	383	406,776
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	83	85,218
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	66	69,032
Union Pacific Corp.
2.95%, 01/15/23 (Call 10/15/22)	66	70,043
4.16%, 07/15/22 (Call 04/15/22)	166	187,362
United Parcel Service Inc.
2.45%, 10/01/22	431	449,041

		1,267,472

TOTAL CORPORATE BONDS & NOTES
(Cost: $37,656,221)		39,377,757

SHORT-TERM INVESTMENTS — 7.17%

MONEY MARKET FUNDS — 7.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[c,d,e]	1,942	1,941,587
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[c,d,e]	418	418,248

Security	Shares (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	523	523,375

		2,883,210

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,883,210)		2,883,210

TOTAL INVESTMENTS IN SECURITIES — 105.18%
(Cost: $40,539,431)[f]		42,260,967
Other Assets, Less Liabilities — (5.18)%		(2,082,134)

NET ASSETS — 100.00%		$40,178,833

[a]	All or a portion of this security represents a security on loan.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $40,543,450. Net unrealized appreciation was $1,717,517, of which $1,748,916 represented gross unrealized appreciation on securities and $31,399 represented gross unrealized depreciation on securities.

374

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ex-FINANCIALS ETF

July 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$39,377,757	$—	$39,377,757
Money market funds	2,883,210	—	—	2,883,210

Total	$2,883,210	$39,377,757	$—	$42,260,967

375

Schedule of Investments  (Unaudited)

iSHARES® iBOXX $ HIGH YIELD ex OIL & GAS CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 94.76%

AEROSPACE & DEFENSE — 0.65%
KLX Inc.
5.88%, 12/01/22 (Call 12/01/17)[a]	$15	$15,197
TransDigm Inc.
6.50%, 07/15/24 (Call 07/15/19)	50	52,000

		67,197
AIRLINES — 0.25%
American Airlines Group Inc.
5.50%, 10/01/19[a]	25	25,494

		25,494
APPAREL — 0.30%
Hanesbrands Inc.
4.88%, 05/15/26 (Call 02/15/26)[a]	20	20,562
Levi Strauss & Co.
5.00%, 05/01/25 (Call 05/01/20)	10	10,230

		30,792
AUTO MANUFACTURERS — 0.11%
Navistar International Corp.
8.25%, 11/01/21 (Call 08/29/16)	15	11,100

		11,100
AUTO PARTS & EQUIPMENT — 2.07%
Dana Holding Corp.
5.50%, 12/15/24 (Call 12/15/19)	25	25,219
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/23 (Call 11/15/18)	30	31,725
ZF North America Capital Inc.
4.50%, 04/29/22[a]	150	155,769

		212,713
BANKS — 2.55%
CIT Group Inc.
5.38%, 05/15/20	75	79,500
6.63%, 04/01/18[a]	50	53,250
Fifth Third Bancorp. VRN, (3 mo. LIBOR US + 3.033%)
5.10%, 12/29/49 (Call 06/30/23)	25	24,400
Royal Bank of Scotland Group PLC
6.00%, 12/19/23	100	104,883

		262,033
BEVERAGES — 1.03%
Constellation Brands Inc.
3.75%, 05/01/21	100	105,464

		105,464
BIOTECHNOLOGY — 0.18%
Concordia International Corp.
9.50%, 10/21/22 (Call 12/15/18)[a]	20	18,301

		18,301
BUILDING MATERIALS — 0.77%
Masco Corp.
4.45%, 04/01/25 (Call 01/01/25)	25	26,609

Security	Principal (000s)	Value
Standard Industries Inc./NJ
5.38%, 11/15/24 (Call 11/15/19)[a]	$50	$52,438

		79,047
CHEMICALS — 1.46%
Ashland Inc.
4.75%, 08/15/22 (Call 05/15/22)	15	15,563
Blue Cube Spinco Inc.
9.75%, 10/15/23 (Call 10/15/20)[a]	20	22,900
Chemours Co. (The)
6.63%, 05/15/23 (Call 05/15/18)	30	26,025
Hexion Inc.
6.63%, 04/15/20 (Call 08/29/16)	30	25,358
8.88%, 02/01/18 (Call 08/29/16)	30	26,817
Platform Specialty Products Corp.
6.50%, 02/01/22 (Call 02/01/18)[a]	20	17,350
Tronox Finance LLC
6.38%, 08/15/20 (Call 08/29/16)	20	16,144

		150,157
COAL — 0.26%
CONSOL Energy Inc.
5.88%, 04/15/22 (Call 04/15/17)	30	27,282

		27,282
COMMERCIAL SERVICES — 3.40%
ADT Corp. (The)
6.25%, 10/15/21	25	27,252
APX Group Inc.
6.38%, 12/01/19 (Call 08/29/16)	25	25,625
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.50%, 04/01/23 (Call 04/01/18)	20	19,852
Harland Clarke Holdings Corp.
9.25%, 03/01/21 (Call 03/01/17)[a]	10	8,450
Hertz Corp. (The)
7.38%, 01/15/21 (Call 08/29/16)	50	51,891
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)	35	36,083
Laureate Education Inc.
9.25%, 09/01/19 (Call 08/29/16)[a]	20	18,008
Prime Security Services Borrower LLC/Prime Finance Inc.
9.25%, 05/15/23 (Call 05/15/19)[a]	60	64,200
RR Donnelley & Sons Co.
7.00%, 02/15/22	20	20,350
United Rentals North America Inc.
5.50%, 07/15/25 (Call 07/15/20)	50	51,300
6.13%, 06/15/23 (Call 12/15/17)	25	26,125

		349,136

376

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD ex OIL & GAS CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
COMPUTERS — 1.57%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
5.88%, 06/15/21 (Call 06/15/18)[a]	$25	$26,060
7.13%, 06/15/24 (Call 06/15/19)[a]	25	26,860
NCR Corp.
5.88%, 12/15/21 (Call 12/15/17)	50	52,000
Western Digital Corp.
10.50%, 04/01/24 (Call 04/01/19)[a]	50	56,250

		161,170
COSMETICS & PERSONAL CARE — 0.08%
Avon Products Inc.
6.75%, 03/15/23	10	7,788

		7,788
DISTRIBUTION & WHOLESALE — 0.26%
HD Supply Inc.
5.75%, 04/15/24 (Call 04/15/19)[a]	25	26,621

		26,621
DIVERSIFIED FINANCIAL SERVICES — 6.72%
Aircastle Ltd.
6.25%, 12/01/19	50	55,019
Ally Financial Inc.
3.60%, 05/21/18	100	101,750
5.13%, 09/30/24	50	53,375
8.00%, 03/15/20	50	57,375
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.88%, 03/15/19 (Call 08/29/16)	50	49,662
6.00%, 08/01/20 (Call 02/01/17)	25	24,968
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/18 (Call 08/29/16)	25	23,938
Navient Corp.
5.50%, 01/25/23	50	46,500
8.00%, 03/25/20	25	26,750
8.45%, 06/15/18	75	81,562
OneMain Financial Holdings LLC
7.25%, 12/15/21 (Call 12/15/17)[a]	25	25,021
Quicken Loans Inc.
5.75%, 05/01/25 (Call 05/01/20)[a]	15	14,869
Springleaf Finance Corp.
5.25%, 12/15/19	25	24,242
6.90%, 12/15/17	100	105,510

		690,541
ELECTRIC — 3.09%
AES Corp./VA
5.50%, 03/15/24 (Call 03/15/19)	50	51,718
8.00%, 06/01/20	25	29,375
Calpine Corp.
5.38%, 01/15/23 (Call 10/15/18)	25	24,969
5.75%, 01/15/25 (Call 10/15/19)	35	34,956
DPL Inc.
7.25%, 10/15/21 (Call 07/15/21)	15	14,550
Dynegy Inc.
7.38%, 11/01/22 (Call 11/01/18)	50	49,071

Security	Principal (000s)	Value
7.63%, 11/01/24 (Call 11/01/19)	$15	$14,677
GenOn Energy Inc.
9.50%, 10/15/18	20	16,180
NRG Energy Inc.
6.25%, 07/15/22 (Call 07/15/18)	20	20,081
7.25%, 05/15/26 (Call 05/15/21)[a]	25	25,750
Talen Energy Supply LLC
4.63%, 07/15/19 (Call 08/29/16)[a]	25	23,653
6.50%, 06/01/25 (Call 06/01/20)	15	13,085

		318,065
ELECTRICAL COMPONENTS & EQUIPMENT — 0.15%
Edgewell Personal Care Co.
4.70%, 05/24/22	15	15,703

		15,703
ENERGY — ALTERNATE SOURCES — 0.10%
TerraForm Power Operating LLC
5.88%, 02/01/23 (Call 02/01/18)[a]	10	10,075

		10,075
ENGINEERING & CONSTRUCTION — 0.21%
AECOM
5.88%, 10/15/24 (Call 07/15/24)	20	21,425

		21,425
ENTERTAINMENT — 1.07%
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)	15	15,252
GLP Capital LP/GLP Financing II Inc.
5.38%, 04/15/26	25	26,531
Regal Entertainment Group
5.75%, 03/15/22 (Call 03/15/17)	15	15,600
Scientific Games International Inc.
7.00%, 01/01/22 (Call 01/01/18)[a]	25	25,969
10.00%, 12/01/22 (Call 12/01/18)	30	26,662

		110,014
ENVIRONMENTAL CONTROL — 0.14%
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)	15	14,888

		14,888
FOOD — 0.96%
Albertsons Companies LLC/Safeway Inc./New Albertson’s Inc. /Albertson’s LLC
6.63%, 06/15/24 (Call 06/15/19)[a]	25	26,656
Post Holdings Inc.
7.75%, 03/15/24 (Call 09/15/18)[a]	50	55,487
TreeHouse Foods Inc.
6.00%, 02/15/24 (Call 02/15/19)[a]	15	16,097

		98,240

377

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD ex OIL & GAS CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
HEALTH CARE — PRODUCTS — 1.15%
Alere Inc.
6.50%, 06/15/20 (Call 08/29/16)	$15	$14,704
Crimson Merger Sub Inc.
6.63%, 05/15/22 (Call 05/15/17)[a]	20	17,028
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[a]	15	13,763
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 08/29/16)	25	25,531
12.50%, 11/01/19 (Call 08/29/16)	10	9,850
Mallinckrodt International Finance SA
4.75%, 04/15/23	10	8,846
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.63%, 10/15/23 (Call 10/15/18)[a]	30	28,781

		118,503
HEALTH CARE — SERVICES — 7.84%
Centene Corp.
6.13%, 02/15/24 (Call 02/15/19)	30	32,250
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (Call 02/01/17)	30	29,925
6.88%, 02/01/22 (Call 02/01/18)	40	34,500
8.00%, 11/15/19 (Call 08/29/16)	40	38,500
DaVita HealthCare Partners Inc.
5.13%, 07/15/24 (Call 07/15/19)	75	77,328
Fresenius Medical Care U.S. Finance II Inc.
5.88%, 01/31/22[a]	50	56,375
HCA Inc.
5.25%, 06/15/26 (Call 12/15/25)	50	53,000
5.38%, 02/01/25	75	78,187
6.50%, 02/15/20	125	137,656
7.50%, 02/15/22	50	56,750
HealthSouth Corp.
5.75%, 11/01/24 (Call 11/01/17)	25	25,938
Kindred Healthcare Inc.
8.00%, 01/15/20	30	30,675
Tenet Healthcare Corp.
5.00%, 03/01/19	25	24,125
6.00%, 10/01/20	60	63,597
8.13%, 04/01/22	65	67,194

		806,000
HOLDING COMPANIES — DIVERSIFIED — 1.33%
Argos Merger Sub Inc.
7.13%, 03/15/23 (Call 03/15/18)[a]	25	26,125
HRG Group Inc.
7.75%, 01/15/22 (Call 01/15/17)	15	15,281

Security	Principal (000s)	Value
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	$10	$10,545
Noble Group Ltd.
6.75%, 01/29/20[a]	100	84,750

		136,701
HOME BUILDERS — 2.21%
Brookfield Residential Properties Inc.
6.50%, 12/15/20 (Call 08/29/16)[a]	25	25,477
DR Horton Inc.
3.75%, 03/01/19 (Call 12/01/18)	100	102,833
Lennar Corp.
4.88%, 12/15/23 (Call 09/15/23)	35	36,050
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)	25	25,844
5.50%, 03/01/26 (Call 12/01/25)	20	21,050
TRI Pointe Group Inc./TRI Pointe Homes Inc.
5.88%, 06/15/24	15	15,512

		226,766
HOUSEHOLD PRODUCTS & WARES — 1.21%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 08/29/16)	100	103,181
Spectrum Brands Inc.
5.75%, 07/15/25 (Call 07/15/20)	20	21,650

		124,831
INSURANCE — 0.26%
Genworth Holdings Inc.
7.70%, 06/15/20	30	26,800

		26,800
INTERNET — 1.33%
Equinix Inc.
5.38%, 04/01/23 (Call 04/01/18)	50	52,500
Netflix Inc.
5.50%, 02/15/22	35	37,195
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/18)	15	15,469
Zayo Group LLC/Zayo Capital Inc.
6.00%, 04/01/23 (Call 04/01/18)	30	31,275

		136,439
IRON & STEEL — 1.85%
AK Steel Corp.
7.63%, 05/15/20 (Call 08/29/16)	10	9,800
Allegheny Technologies Inc.
7.88%, 08/15/23 (Call 05/15/23)	10	9,400
ArcelorMittal
7.25%, 02/25/22	35	38,325
10.85%, 06/01/19	50	58,865

378

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD ex OIL & GAS CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
Cliffs Natural Resources Inc.
8.25%, 03/31/20 (Call 03/31/18)[a]	$10	$10,338
Steel Dynamics Inc.
5.50%, 10/01/24 (Call 10/01/19)	30	31,673
U.S. Steel Corp.
7.50%, 03/15/22 (Call 03/15/17)	10	9,535
8.38%, 07/01/21 (Call 07/01/18)[a]	20	21,825

		189,761
LODGING — 2.35%
Boyd Gaming Corp.
6.88%, 05/15/23 (Call 05/15/18)	25	26,749
Caesars Entertainment Resort Properties LLC/ Caesars Entertainment Resort Properties
8.00%, 10/01/20 (Call 10/01/16)	15	15,300
11.00%, 10/01/21 (Call 10/01/16)	15	15,300
Felcor Lodging LP
6.00%, 06/01/25 (Call 06/01/20)	10	10,362
MGM Resorts International
6.63%, 12/15/21	100	110,773
8.63%, 02/01/19	25	28,300
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%, 03/01/25 (Call 12/01/24)[a]	35	35,175

		241,959
MACHINERY — 0.83%
BlueLine Rental Finance Corp.
7.00%, 02/01/19 (Call 08/29/16)[a]	10	9,223
CNH Industrial Capital LLC
3.63%, 04/15/18	50	50,632
4.38%, 11/06/20	25	25,691

		85,546
MANUFACTURING — 0.91%
Bombardier Inc.
4.75%, 04/15/19[a]	50	49,125
6.00%, 10/15/22 (Call 04/15/17)[a]	50	44,125

		93,250
MEDIA — 12.57%
Cablevision Systems Corp.
5.88%, 09/15/22	30	27,500
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 05/01/23 (Call 05/01/18)[a]	50	51,687
5.25%, 09/30/22 (Call 09/30/17)	25	26,031
5.75%, 02/15/26 (Call 02/15/21)[a]	100	105,699
Cequel Communications Holdings I LLC/ Cequel Capital Corp.
5.13%, 12/15/21 (Call 08/29/16)[a]	50	49,731
6.38%, 09/15/20 (Call 08/29/16)[a]	50	51,562
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)	35	36,269

Security	Principal (000s)	Value
Series B
7.63%, 03/15/20 (Call 08/29/16)	$25	$24,750
CSC Holdings LLC
6.75%, 11/15/21	25	26,563
DISH DBS Corp.
5.88%, 07/15/22	100	100,207
6.75%, 06/01/21	50	53,179
7.75%, 07/01/26[a]	25	25,969
Gray Television Inc.
7.50%, 10/01/20 (Call 08/29/16)	50	52,250
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 08/29/16)	25	20,125
9.00%, 03/01/21 (Call 08/29/16)	50	37,982
10.00%, 01/15/18 (Call 08/29/16)	10	6,375
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 04/15/22 (Call 04/15/17)[a]	35	36,323
SFR Group SA
7.38%, 05/01/26 (Call 05/01/21)[a]	200	199,500
Sinclair Television Group Inc.
6.13%, 10/01/22 (Call 10/01/17)	20	20,955
Sirius XM Radio Inc.
5.38%, 04/15/25 (Call 04/15/20)[a]	50	51,407
Tribune Media Co.
5.88%, 07/15/22 (Call 07/15/18)	25	25,500
Unitymedia GmbH
6.13%, 01/15/25 (Call 01/15/20)[a]	200	211,250
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)[a]	50	51,375

		1,292,189
MINING — 3.40%
Alcoa Inc.
5.87%, 02/23/22	100	107,849
FMG Resources August 2006 Pty Ltd.
9.75%, 03/01/22 (Call 03/01/18)[a]	40	44,900
Freeport-McMoRan Inc.
3.10%, 03/15/20	35	32,441
3.88%, 03/15/23 (Call 12/15/22)	75	64,504
Kinross Gold Corp.
5.95%, 03/15/24 (Call 12/15/23)	50	51,166
Novelis Inc.
8.75%, 12/15/20 (Call 08/29/16)	25	26,125
Teck Resources Ltd.
4.75%, 01/15/22 (Call 10/15/21)	25	22,281

		349,266
OFFICE & BUSINESS EQUIPMENT — 0.25%
CDW LLC/CDW Finance Corp.
5.00%, 09/01/23 (Call 03/01/18)	25	25,618

		25,618

379

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD ex OIL & GAS CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
PACKAGING & CONTAINERS — 3.94%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.63%, 05/15/23 (Call 05/15/19)[a]	$300	$301,875
Ball Corp.
4.00%, 11/15/23	35	35,560
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.13%, 07/15/23 (Call 07/15/19)[a]	65	67,031

		404,466
PHARMACEUTICALS — 2.66%
DPx Holdings BV
7.50%, 02/01/22 (Call 02/01/17)[a]	15	16,015
Endo Finance LLC/Endo Finco Inc.
5.88%, 01/15/23 (Call 07/15/17)[a]	60	51,945
NBTY Inc.
7.63%, 05/15/21 (Call 05/15/18)[a]	25	25,453
Valeant Pharmaceuticals International Inc.
5.50%, 03/01/23 (Call 03/01/18)[a]	35	28,788
5.88%, 05/15/23 (Call 05/15/18)[a]	100	83,500
6.38%, 10/15/20 (Call 10/15/16)[a]	75	67,687

		273,388
REAL ESTATE — 0.25%
Realogy Group LLC/Realogy Co-Issuer Corp.
5.25%, 12/01/21 (Call 12/01/17)[a]	25	26,188

		26,188

REAL ESTATE INVESTMENT TRUSTS — 0.84%
Communications Sales & Leasing Inc./CSL Capital LLC
8.25%, 10/15/23 (Call 04/15/19)	15	15,375
ESH Hospitality Inc.
5.25%, 05/01/25 (Call 05/01/20)[a]	20	19,900

iStar Inc.
4.00%, 11/01/17 (Call 08/01/17)	25	24,842
VEREIT Operating Partnership LP
4.13%, 06/01/21 (Call 05/01/21)	25	26,019

		86,136
RETAIL — 2.93%
1011778 BC ULC/New Red Finance Inc.
6.00%, 04/01/22 (Call 10/01/17)[a]	40	41,950
Claire’s Stores Inc.
9.00%, 03/15/19 (Call 08/29/16)[a]	20	11,000
Dollar Tree Inc.
5.75%, 03/01/23 (Call 03/01/18)	35	37,800
JC Penney Corp. Inc.
5.65%, 06/01/20	15	14,419

Security	Principal (000s)	Value
L Brands Inc.
8.50%, 06/15/19	$100	$116,990
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 10/15/16)[a]	15	12,719
QVC Inc.
4.38%, 03/15/23	50	50,898
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 08/29/16)	15	14,970

		300,746
SEMICONDUCTORS — 2.93%
Advanced Micro Devices Inc.
7.50%, 08/15/22	25	24,250
Micron Technology Inc.
5.25%, 08/01/23 (Call 02/01/18)[a]	50	45,000
NXP BV/NXP Funding LLC
4.13%, 06/01/21[a]	200	206,000
Sensata Technologies BV
5.00%, 10/01/25[a]	25	25,750

		301,000
SOFTWARE — 2.41%
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 08/29/16)[a]	20	16,276
First Data Corp.
5.00%, 01/15/24 (Call 01/15/19)[a]	50	50,325
5.75%, 01/15/24 (Call 01/15/19)[a]	25	25,140
7.00%, 12/01/23 (Call 12/01/18)[a]	50	51,437
Infor U.S. Inc.
6.50%, 05/15/22 (Call 05/15/18)	25	24,781
MSCI Inc.
5.75%, 08/15/25 (Call 08/15/20)[a]	25	27,246
Open Text Corp.
5.88%, 06/01/26 (Call 06/01/21)[a]	25	25,985
Solera LLC/Solera Finance Inc.
10.50%, 03/01/24 (Call 03/01/19)[a]	25	27,000

		248,190

TELECOMMUNICATIONS — 13.64%
Altice Financing SA
6.63%, 02/15/23 (Call 02/15/18)[a]	200	200,000
Avaya Inc.
7.00%, 04/01/19 (Call 08/29/16)[a]	20	15,100
CenturyLink Inc.
6.45%, 06/15/21	50	53,375
Series Y
7.50%, 04/01/24 (Call 01/01/24)	25	26,636
CommScope Technologies Finance LLC
6.00%, 06/15/25 (Call 06/15/20)[a]	20	21,111

380

Schedule of Investments  (Unaudited) (Continued)

iSHARES® IBOXX $ HIGH YIELD ex OIL & GAS CORPORATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value
Frontier Communications Corp.
6.88%, 01/15/25 (Call 10/15/24)	$35	$30,712
7.13%, 03/15/19	25	26,745
8.88%, 09/15/20 (Call 06/15/20)	35	37,540
10.50%, 09/15/22 (Call 06/15/22)	25	27,000
11.00%, 09/15/25 (Call 06/15/25)	50	53,319
Hughes Satellite Systems Corp.
6.63%, 08/01/26[a]	55	54,458
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)	25	16,326
7.25%, 04/01/19 (Call 08/29/16)	75	55,925
8.00%, 02/15/24 (Call 02/15/19)[a]	15	14,344
Intelsat Luxembourg SA
7.75%, 06/01/21 (Call 06/01/17)	30	6,888
Level 3 Financing Inc.
5.38%, 01/15/24 (Call 01/15/19)	50	52,312
Sprint Communications Inc.
9.00%, 11/15/18[a]	100	108,290
Sprint Corp.
7.13%, 06/15/24	50	44,190
7.25%, 09/15/21	50	46,630
7.88%, 09/15/23	85	77,881
T-Mobile USA Inc.
6.38%, 03/01/25 (Call 09/01/19)	100	107,199
6.63%, 11/15/20 (Call 08/09/16)	100	103,375
6.73%, 04/28/22 (Call 04/28/17)	100	105,000
Telecom Italia Capital SA
7.18%, 06/18/19	50	56,500
West Corp.
5.38%, 07/15/22 (Call 07/15/17)[a]	15	14,006
Windstream Services LLC
7.50%, 06/01/22 (Call 06/01/17)	50	46,373

		1,401,235
TRANSPORTATION — 0.29%
XPO Logistics Inc.
6.50%, 06/15/22 (Call 06/15/18)[a]	30	29,775

		29,775

TOTAL CORPORATE BONDS & NOTES (Cost: $9,439,116)		9,737,999

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 2.71%

MONEY MARKET FUNDS — 2.71%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[b,c]	279	$278,506

		278,506

TOTAL SHORT-TERM INVESTMENTS (Cost: $278,506)		278,506

TOTAL INVESTMENTS IN SECURITIES — 97.47% (Cost: $9,717,622)[d]		10,016,505
Other Assets, Less Liabilities — 2.53%		259,616

NET ASSETS — 100.00%		$10,276,121

VRN — Variable Rate Note

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $9,717,622. Net unrealized appreciation was $298,883, of which $307,965 represented gross unrealized appreciation on securities and $9,082 represented gross unrealized depreciation on securities.

381

Schedule of Investments  (Unaudited) (Continued)

iSHARES® IBOXX $ HIGH YIELD ex OIL & GAS CORPORATE BOND ETF

July 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$9,737,999	$—	$9,737,999
Money market funds	278,506	—	—	278,506

Total	$278,506	$9,737,999	$—	$10,016,505

382

Schedule of Investments  (Unaudited)

iSHARES® INTERNATIONAL INFLATION-LINKED BOND ETF

July 31, 2016

Security		Principal (000s)	Value

FOREIGN GOVERNMENT INFLATION-INDEXED BONDS & NOTES — 96.73%

AUSTRALIA — 3.46%
Australia Government Bond
1.00%, 11/21/18[a]	AUD	150	120,834
1.25%, 02/21/22[a]	AUD	179	157,006
1.25%, 08/21/40[a]	AUD	17	15,559
2.00%, 08/21/35[a]	AUD	110	113,845
2.50%, 09/20/30[a]	AUD	137	155,105
3.00%, 09/20/25[a]	AUD	226	252,545
4.00%, 08/20/20[a]	AUD	64	92,321

			907,215

BRAZIL — 12.29%
Brazil Notas do Tesouro Nacional
Series B
5.99%, 08/15/16	BRL	152	136,865
5.99%, 08/15/18	BRL	250	223,298
5.99%, 08/15/20	BRL	260	232,746
5.99%, 08/15/22	BRL	405	363,049
5.99%, 08/15/24	BRL	231	209,008
5.99%, 08/15/30	BRL	129	118,900
5.99%, 08/15/40	BRL	186	173,031
5.99%, 08/15/50	BRL	571	533,210
6.12%, 05/15/17	BRL	204	182,904
6.12%, 05/15/19	BRL	333	297,628
6.12%, 05/15/23	BRL	214	192,522
6.12%, 05/15/35	BRL	231	212,085
6.12%, 05/15/45	BRL	330	304,475
6.12%, 05/15/55	BRL	50	46,828

			3,226,549

CANADA — 4.38%
Canadian Government Real Return Bond
1.25%, 12/01/47	CAD	133	131,160
1.50%, 12/01/44	CAD	175	178,548
2.00%, 12/01/41	CAD	155	169,070
3.00%, 12/01/36	CAD	154	182,542
4.00%, 12/01/31	CAD	218	266,924
4.25%, 12/01/21	CAD	68	65,298
4.25%, 12/01/26	CAD	139	154,819

			1,148,361

CHILE — 3.71%
Bonos de la Tesoreria de la Republica
2.17%, 03/01/35	CLP	26,135	41,721
2.98%, 01/01/24	CLP	39,202	66,884
2.98%, 01/01/30	CLP	39,202	70,041
2.98%, 01/01/40	CLP	91,472	171,328
2.99%, 03/01/27	CLP	26,135	45,803
3.04%, 03/01/38	CLP	13,067	24,223
3.34%, 01/01/44	CLP	26,135	49,742
4.48%, 10/15/23	CLP	26,135	48,631
Bonos del Banco Central de Chile en UF

Security		Principal (000s)	Value

2.99%, 03/01/18	CLP	91,472	144,010
3.00%, 02/01/21	CLP	104,540	172,507
3.00%, 02/01/31	CLP	26,135	46,961
3.56%, 05/01/28	CLP	52,270	92,213

			974,064
COLOMBIA — 2.30%
Colombian TES
3.00%, 03/25/33	COP	259,334	76,280
3.50%, 04/17/19	COP	211,524	69,806
3.50%, 03/10/21	COP	579,517	191,247
3.50%, 05/07/25	COP	87,411	28,505
4.25%, 05/17/17	COP	241,466	79,813
4.75%, 02/23/23	COP	452,265	158,756

			604,407

DENMARK — 0.68%
Denmark I/L Government Bond
0.10%, 11/15/23	DKK	1,113	178,967

			178,967

FRANCE — 12.90%
France Government Bond OAT
0.10%, 07/25/21[a]	EUR	1	1,199
0.10%, 03/01/25[a]	EUR	79	96,628
0.25%, 07/25/18[a]	EUR	14	15,534
0.25%, 07/25/24[a]	EUR	166	204,564
0.70%, 07/25/30[b]	EUR	87	118,795
1.00%, 07/25/17[a]	EUR	284	323,380
1.10%, 07/25/22[a]	EUR	191	241,033
1.30%, 07/25/19[a]	EUR	330	394,805
1.80%, 07/25/40[a]	EUR	159	287,781
1.85%, 07/25/27[a]	EUR	163	239,169
2.10%, 07/25/23[a]	EUR	348	476,630
2.25%, 07/25/20[a]	EUR	337	428,222
3.15%, 07/25/32[a]	EUR	162	301,575
3.40%, 07/25/29	EUR	145	256,574

			3,385,889

GERMANY — 4.55%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond
0.75%, 04/15/18[a]	EUR	202	230,815
Deutsche Bundesrepublik Inflation Linked Bond
0.10%, 04/15/23[a]	EUR	343	413,104
0.10%, 04/15/26[a]	EUR	25	31,352
0.10%, 04/15/46[a]	EUR	62	92,539
0.50%, 04/15/30[a]	EUR	111	151,029
1.75%, 04/15/20[a]	EUR	223	274,501

			1,193,340

ISRAEL — 3.99%
Israel Government Bond — CPI Linked
1.00%, 05/30/17	ILS	89	24,012
1.00%, 05/31/45	ILS	70	18,132
1.75%, 09/29/23	ILS	290	86,041
2.75%, 09/30/22	ILS	344	108,865
2.75%, 08/30/41	ILS	357	138,253

383

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL INFLATION-LINKED BOND ETF

July 31, 2016

Security		Principal (000s)	Value

3.00%, 10/31/19	ILS	323	102,451
3.50%, 04/30/18	ILS	544	176,075
4.00%, 05/30/36	ILS	341	167,186
Israel Government Bond — Galil
4.00%, 07/30/21	ILS	325	133,482
4.00%, 07/31/24	ILS	221	92,995

			1,047,492

ITALY — 9.34%
Italy Buoni Poliennali Del Tesoro
1.70%, 09/15/18	EUR	280	325,499
2.10%, 09/15/16	EUR	152	170,639
2.10%, 09/15/17[a]	EUR	68	77,498
2.10%, 09/15/21[a]	EUR	252	313,607
2.35%, 09/15/19[a]	EUR	261	315,267
2.35%, 09/15/24[b]	EUR	141	183,250
2.35%, 09/15/35[a]	EUR	242	349,283
2.55%, 09/15/41[a]	EUR	111	167,653
2.60%, 09/15/23[a]	EUR	271	357,679
3.10%, 09/15/26[a]	EUR	136	191,791

			2,452,166

JAPAN — 4.51%
Japanese Government CPI Linked Bond
0.10%, 09/10/23	JPY	31,827	329,186
0.10%, 03/10/24	JPY	44,603	461,543
0.10%, 09/10/24	JPY	9,462	98,742
0.10%, 03/10/25	JPY	18,263	190,947
1.20%, 12/10/17	JPY	3,796	38,672
1.40%, 06/10/18	JPY	6,324	65,378

			1,184,468

MEXICO — 3.95%
Mexican Udibonos
2.00%, 06/09/22	MXN	1,572	82,189
2.50%, 12/10/20	MXN	2,211	119,925
3.50%, 12/14/17	MXN	514	28,203
4.00%, 06/13/19	MXN	1,565	88,349
4.00%, 11/15/40	MXN	4,677	285,611
4.00%, 11/08/46	MXN	1,561	96,616
4.50%, 12/04/25	MXN	3,014	187,059
4.50%, 11/22/35	MXN	2,287	147,957

			1,035,909

NEW ZEALAND — 1.27%
New Zealand Government Bond
2.00%, 09/20/25[a]	NZD	179	140,595
2.50%, 09/20/35[a]	NZD	81	67,642
3.00%, 09/20/30[a]	NZD	141	123,834

			332,071

SOUTH AFRICA — 3.82%
South Africa Government Bond — CPI Linked
2.00%, 01/31/25	ZAR	1,105	80,791
2.25%, 01/31/38	ZAR	1,370	104,054
2.50%, 01/31/17	ZAR	557	40,348
2.50%, 03/31/46	ZAR	749	60,464

Security		Principal (000s)	Value

2.50%, 12/31/50	ZAR	1,330	108,131
2.60%, 03/31/28	ZAR	1,451	112,448
2.75%, 01/31/22	ZAR	994	75,345
3.45%, 12/07/33	ZAR	2,237	198,719
5.50%, 12/07/23	ZAR	2,451	221,721

			1,002,021

SOUTH KOREA — 1.16%
Inflation Linked Korea Treasury Bond
1.13%, 06/10/23	KRW	46,252	42,335
1.50%, 06/10/21	KRW	169,175	156,695
2.75%, 03/10/17	KRW	30,375	27,504
2.75%, 06/10/20	KRW	81,947	79,156

			305,690

SPAIN — 2.92%
Spain Government Inflation Linked Bond
0.30%, 11/30/21	EUR	60	69,148
0.55%, 11/30/19[b]	EUR	131	151,474
1.00%, 11/30/30[b]	EUR	140	168,174
1.80%, 11/30/24[b]	EUR	299	378,855

			767,651

SWEDEN — 3.18%
Sweden Inflation Linked Bond
0.13%, 06/01/19	SEK	150	18,765
0.13%, 06/01/32	SEK	155	21,326
0.25%, 06/01/22	SEK	975	129,419
1.00%, 06/01/25	SEK	915	133,040
3.50%, 12/01/28	SEK	1,530	357,148
4.00%, 12/01/20	SEK	925	175,794

			835,492

THAILAND — 0.71%
Thailand Government Bond
1.20%, 07/14/21[a]	THB	4,595	129,779
1.25%, 03/12/28[a]	THB	2,050	55,522

			185,301

TURKEY — 4.24%
Turkey Government Bond
1.00%, 05/03/23	TRY	469	145,844
2.00%, 10/26/22	TRY	397	128,312
2.00%, 09/18/24	TRY	264	84,039
2.00%, 04/16/25	TRY	136	42,660
2.40%, 05/08/24	TRY	195	64,376
2.70%, 01/14/26	TRY	133	45,061
2.80%, 11/08/23	TRY	197	67,235
3.00%, 01/06/21	TRY	390	133,504
3.00%, 07/21/21	TRY	300	102,828
3.00%, 02/23/22	TRY	83	28,243
3.00%, 08/02/23	TRY	271	93,998
3.50%, 02/20/19	TRY	245	84,631
4.00%, 04/01/20	TRY	259	91,879

			1,112,610

384

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL INFLATION-LINKED BOND ETF

July 31, 2016

Security		Principal (000s)	Value

UNITED KINGDOM — 13.37%
United Kingdom Gilt Inflation Linked
0.13%, 11/22/19[a]	GBP	28	40,984
0.13%, 03/22/24[a]	GBP	76	116,330
0.13%, 03/22/26[a]	GBP	27	43,015
0.13%, 03/22/29[a]	GBP	65	106,041
0.13%, 11/22/36[a]	GBP	9	16,496
0.13%, 03/22/44[a]	GBP	79	155,887
0.13%, 03/22/46[a]	GBP	52	105,182
0.13%, 03/22/58[a]	GBP	52	128,271
0.13%, 11/22/65[a]	GBP	24	67,577
0.13%, 03/22/68[a]	GBP	62	180,482
0.25%, 03/22/52[a]	GBP	60	139,030
0.38%, 03/22/62[a]	GBP	64	183,919
0.50%, 03/22/50[a]	GBP	70	165,619
0.63%, 03/22/40[a]	GBP	77	160,590
0.63%, 11/22/42[a]	GBP	69	149,256
0.75%, 03/22/34[a]	GBP	76	143,964
0.75%, 11/22/47[a]	GBP	68	165,347
1.13%, 11/22/37[a]	GBP	79	172,999
1.25%, 11/22/17[a]	GBP	67	93,238
1.25%, 11/22/27[a]	GBP	80	142,551
1.25%, 11/22/32[a]	GBP	75	149,788
1.25%, 11/22/55[a]	GBP	65	203,068
1.88%, 11/22/22[a]	GBP	94	157,733
2.00%, 01/26/35[a]	GBP	42	142,939
2.50%, 04/16/20[a]	GBP	27	132,855
2.50%, 07/17/24[a]	GBP	29	138,115
4.13%, 07/22/30[a]	GBP	23	108,197

			3,509,473

TOTAL FOREIGN GOVERNMENT INFLATION-INDEXED BONDS & NOTES
(Cost: $27,499,765)			25,389,136

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 0.18%

MONEY MARKET FUNDS — 0.18%
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.28%[c,d]	47	$46,587

		46,587

TOTAL SHORT-TERM INVESTMENTS
(Cost: $46,587)		46,587

TOTAL INVESTMENTS IN SECURITIES — 96.91%
(Cost: $27,546,352)[e]		25,435,723
Other Assets, Less Liabilities — 3.09%		811,811

NET ASSETS — 100.00%		$26,247,534

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
COP	— Colombian Peso
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
ILS	— Israeli Shekel
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NZD	— New Zealand Dollar
SEK	— Swedish Krona
THB	— Thai Baht
TRY	— Turkish Lira
ZAR	— South African Rand

a	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
b	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
c	Affiliated money market fund.
d	The rate quoted is the annualized seven-day yield of the fund at period end.
e	The cost of investments for federal income tax purposes was $27,959,775. Net unrealized depreciation was $2,524,052, of which $841,967 represented gross unrealized appreciation on securities and $3,366,019 represented gross unrealized depreciation on securities.

385

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL INFLATION-LINKED BOND ETF

July 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Foreign government inflation-indexed bonds & notes	$—	$25,389,136	$—	$25,389,136
Money market funds	46,587	—	—	46,587

Total	$46,587	$25,389,136	$—	$25,435,723

386

Schedule of Investments  (Unaudited)

iSHARES® INTERNATIONAL TREASURY BOND ETF

July 31, 2016

Security		Principal (000s)	Value

FOREIGN GOVERNMENT OBLIGATIONS — 95.13%

AUSTRALIA — 4.53%
Australia Government Bond
1.75%, 11/21/20[a]	AUD	1,350	1,036,112
2.25%, 05/21/28[a]	AUD	200	155,502
2.75%, 10/21/19[a]	AUD	2,110	1,668,190
2.75%, 04/21/24[a]	AUD	5,725	4,651,438
2.75%, 11/21/27[a]	AUD	1,020	835,612
2.75%, 06/21/35[a]	AUD	655	526,100
3.25%, 10/21/18[a]	AUD	3,915	3,087,478
3.25%, 04/21/25[a]	AUD	3,578	3,025,751
3.25%, 04/21/29[a]	AUD	1,446	1,243,027
3.25%, 06/21/39[a]	AUD	754	647,085
3.75%, 04/21/37[a]	AUD	982	908,010
4.25%, 07/21/17[a]	AUD	1,800	1,403,017
4.25%, 04/21/26[a]	AUD	2,400	2,205,890
4.50%, 04/15/20[a]	AUD	2,128	1,793,504
4.50%, 04/21/33[a]	AUD	1,455	1,456,335
4.75%, 04/21/27[a]	AUD	2,608	2,520,935
5.25%, 03/15/19[a]	AUD	2,022	1,685,493
5.50%, 01/21/18[a]	AUD	1,937	1,556,884
5.50%, 04/21/23[a]	AUD	1,885	1,776,283
5.75%, 05/15/21[a]	AUD	1,987	1,800,906
5.75%, 07/15/22[a]	AUD	1,916	1,793,437

			35,776,989

AUSTRIA — 4.31%
Austria Government Bond
0.25%, 10/18/19[b]	EUR	1,260	1,444,517
0.75%, 10/20/26[b]	EUR	1,250	1,498,630
1.15%, 10/19/18[b]	EUR	775	899,728
1.20%, 10/20/25[b]	EUR	1,221	1,527,414
1.65%, 10/21/24[b]	EUR	875	1,128,253
1.75%, 10/20/23[b]	EUR	993	1,281,661
1.95%, 06/18/19[b]	EUR	1,025	1,229,278
2.40%, 05/23/34[b]	EUR	620	932,686
3.15%, 06/20/44[b]	EUR	984	1,821,930
3.20%, 02/20/17[b]	EUR	624	712,168
3.40%, 11/22/22[b]	EUR	1,526	2,121,724
3.50%, 09/15/21[b]	EUR	2,245	3,025,596
3.65%, 04/20/22[b]	EUR	1,054	1,456,641
3.80%, 01/26/62[b]	EUR	502	1,177,164
3.90%, 07/15/20[b]	EUR	1,920	2,526,112
4.00%, 09/15/16[b]	EUR	162	182,084
4.15%, 03/15/37[b]	EUR	2,105	4,070,841
4.30%, 09/15/17[b]	EUR	760	896,562
4.35%, 03/15/19[b]	EUR	1,123	1,418,440
4.65%, 01/15/18[b]	EUR	1,483	1,784,915
4.85%, 03/15/26[b]	EUR	920	1,518,994
6.25%, 07/15/27	EUR	748	1,409,753

			34,065,091

Security		Principal (000s)	Value

BELGIUM — 4.25%
Belgium Government Bond
0.80%, 06/22/25[b]	EUR	1,115	1,338,000
1.00%, 06/22/26[b]	EUR	787	956,593
1.00%, 06/22/31[b]	EUR	630	763,197
1.25%, 06/22/18[a]	EUR	675	781,166
1.60%, 06/22/47[b]	EUR	750	993,052
1.90%, 06/22/38[b]	EUR	310	432,776
2.25%, 06/22/23[a]	EUR	1,000	1,318,730
2.60%, 06/22/24[b]	EUR	1,125	1,533,535
3.00%, 09/28/19[a]	EUR	794	988,794
3.00%, 06/22/34[b]	EUR	375	599,180
3.25%, 09/28/16[b]	EUR	114	127,843
3.50%, 06/28/17[b]	EUR	875	1,014,682
3.75%, 09/28/20[b]	EUR	1,592	2,100,031
3.75%, 06/22/45[a]	EUR	550	1,083,186
4.00%, 03/28/17[b]	EUR	131	150,880
4.00%, 03/28/18[b]	EUR	917	1,103,807
4.00%, 03/28/19	EUR	785	985,317
4.00%, 03/28/22	EUR	777	1,090,778
4.00%, 03/28/32[a]	EUR	1,394	2,414,996
4.25%, 09/28/21[b]	EUR	1,348	1,880,039
4.25%, 09/28/22[a]	EUR	895	1,291,138
4.25%, 03/28/41[b]	EUR	1,556	3,144,296
4.50%, 03/28/26[b]	EUR	615	987,888
5.00%, 03/28/35[b]	EUR	1,447	2,915,611
5.50%, 09/28/17[b]	EUR	470	562,768
5.50%, 03/28/28	EUR	1,672	3,021,517

			33,579,800

CANADA — 4.49%
Canada Government International Bond
2.75%, 12/01/64	CAD	570	603,791
Canadian Government Bond
0.25%, 05/01/17	CAD	925	707,811
0.25%, 05/01/18	CAD	650	495,959
0.75%, 09/01/20	CAD	1,207	931,865
0.75%, 03/01/21	CAD	2,513	1,940,178
0.75%, 09/01/21	CAD	770	593,822
1.00%, 08/01/16	CAD	610	467,792
1.00%, 11/01/16	CAD	480	368,511
1.25%, 08/01/17	CAD	420	324,285
1.25%, 02/01/18	CAD	1,650	1,278,589
1.25%, 03/01/18	CAD	825	639,777
1.25%, 09/01/18	CAD	960	747,512
1.50%, 02/01/17	CAD	825	635,675
1.50%, 03/01/17	CAD	725	559,079
1.50%, 09/01/17	CAD	500	387,342
1.50%, 03/01/20	CAD	755	598,434
1.50%, 06/01/23	CAD	1,230	989,929
1.50%, 06/01/26	CAD	1,218	975,110
1.75%, 03/01/19	CAD	1,025	810,994
1.75%, 09/01/19	CAD	675	536,685
2.25%, 06/01/25	CAD	1,115	951,205
2.50%, 06/01/24	CAD	2,100	1,813,577
2.75%, 09/01/16	CAD	20	15,362
2.75%, 06/01/22	CAD	2,388	2,045,883
2.75%, 12/01/48	CAD	1,280	1,252,310
3.25%, 06/01/21	CAD	1,591	1,373,198
3.50%, 06/01/20	CAD	1,945	1,657,572
3.50%, 12/01/45	CAD	1,920	2,106,913
3.75%, 06/01/19	CAD	1,191	996,444
4.00%, 06/01/17	CAD	1,066	840,734

387

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

July 31, 2016

Security		Principal (000s)	Value
4.00%, 06/01/41	CAD	1,590	1,798,713
4.25%, 06/01/18	CAD	579	474,039
5.00%, 06/01/37	CAD	1,398	1,709,305
5.75%, 06/01/29	CAD	1,609	1,879,945
5.75%, 06/01/33	CAD	1,100	1,370,269
8.00%, 06/01/27	CAD	370	481,812
9.00%, 06/01/25	CAD	45	58,109

			35,418,530

DENMARK — 3.91%
Denmark Government Bond
0.25%, 11/15/18	DKK	6,085	930,955
1.50%, 11/15/23	DKK	19,006	3,209,461
1.75%, 11/15/25	DKK	25,410	4,443,794
2.50%, 11/15/16	DKK	1	79
3.00%, 11/15/21	DKK	24,559	4,355,204
4.00%, 11/15/17	DKK	12,388	1,973,294
4.00%, 11/15/19	DKK	24,772	4,272,909
4.50%, 11/15/39	DKK	36,692	10,511,761
7.00%, 11/10/24	DKK	4,754	1,144,518

			30,841,975

FINLAND — 3.80%
Finland Government Bond
0.38%, 09/15/20[b]	EUR	1,748	2,027,241
0.50%, 04/15/26[b]	EUR	1,000	1,170,775
0.75%, 04/15/31[b]	EUR	1,952	2,342,979
0.88%, 09/15/25[b]	EUR	1,126	1,367,261
1.13%, 09/15/18[b]	EUR	2,585	2,995,869
1.50%, 04/15/23[b]	EUR	2,448	3,079,128
1.63%, 09/15/22[b]	EUR	1,180	1,484,405
1.88%, 04/15/17[b]	EUR	565	642,691
2.00%, 04/15/24[b]	EUR	1,750	2,298,346
2.63%, 07/04/42[b]	EUR	1,505	2,592,064
2.75%, 07/04/28[b]	EUR	1,542	2,276,882
3.38%, 04/15/20[b]	EUR	1,245	1,597,178
3.50%, 04/15/21[b]	EUR	1,069	1,422,370
3.88%, 09/15/17[b]	EUR	1,259	1,478,585
4.00%, 07/04/25[b]	EUR	1,434	2,199,795
4.38%, 07/04/19[b]	EUR	810	1,038,281

			30,013,850

FRANCE — 6.82%
France Government Bond OAT
0.00%, 05/25/20[a]	EUR	1,632	1,859,167
0.00%, 05/25/21[a]	EUR	200	228,038
0.25%, 11/25/20[a]	EUR	1,550	1,786,197
0.50%, 11/25/19[a]	EUR	400	462,461
0.50%, 05/25/25[a]	EUR	1,450	1,697,559
0.50%, 05/25/26[a]	EUR	796	924,972
1.00%, 05/25/18[a]	EUR	380	437,014
1.00%, 11/25/18[a]	EUR	500	579,354
1.00%, 05/25/19[a]	EUR	125	145,870
1.00%, 11/25/25[a]	EUR	750	914,296
1.25%, 05/25/36	EUR	293	364,105
1.50%, 05/25/31[a]	EUR	687	889,217
1.75%, 05/25/23[a]	EUR	730	929,465
1.75%, 11/25/24[a]	EUR	1,171	1,510,891
1.75%, 05/25/66[b]	EUR	100	135,577

Security		Principal (000s)	Value
2.25%, 10/25/22[a]	EUR	463	601,431
2.25%, 05/25/24[a]	EUR	2,465	3,281,654
2.50%, 10/25/20[a]	EUR	866	1,090,975
2.50%, 05/25/30[a]	EUR	1,035	1,499,016
2.75%, 10/25/27[a]	EUR	1,169	1,682,501
3.00%, 04/25/22[a]	EUR	1,730	2,311,451
3.25%, 10/25/21[a]	EUR	1,200	1,600,981
3.25%, 05/25/45[a]	EUR	687	1,244,646
3.50%, 04/25/20[a]	EUR	580	747,211
3.50%, 04/25/26[a]	EUR	1,104	1,648,978
3.75%, 04/25/17[a]	EUR	233	268,186
3.75%, 10/25/19[a]	EUR	2,235	2,847,466
3.75%, 04/25/21[a]	EUR	2,200	2,952,907
4.00%, 04/25/18[a]	EUR	825	995,918
4.00%, 10/25/38[a]	EUR	917	1,733,626
4.00%, 04/25/55[a]	EUR	498	1,092,921
4.00%, 04/25/60[a]	EUR	397	898,633
4.25%, 10/25/17[a]	EUR	240	284,406
4.25%, 10/25/18[a]	EUR	1,949	2,414,542
4.25%, 04/25/19[a]	EUR	150	189,856
4.25%, 10/25/23[a]	EUR	1,065	1,582,737
4.50%, 04/25/41[a]	EUR	977	2,028,453
4.75%, 04/25/35[a]	EUR	834	1,634,316
5.00%, 10/25/16[a]	EUR	346	391,630
5.50%, 04/25/29[a]	EUR	970	1,807,370
5.75%, 10/25/32[a]	EUR	938	1,931,358
6.00%, 10/25/25[a]	EUR	423	736,960
8.50%, 10/25/19[a]	EUR	250	361,872
8.50%, 04/25/23[a]	EUR	335	598,288
French Treasury Note BTAN
1.00%, 07/25/17[a]	EUR	199	225,941
1.75%, 02/25/17[a]	EUR	249	282,086

			53,832,499

GERMANY — 4.81%
Bundesobligation
0.00%, 04/17/20[a]	EUR	770	882,187
0.00%, 04/09/21[a]	EUR	300	344,538
0.25%, 10/11/19[a]	EUR	475	546,939
0.25%, 10/16/20[a]	EUR	500	579,941
0.50%, 04/12/19[a]	EUR	518	597,735
Bundesrepublik Deutschland
0.50%, 02/15/25[a]	EUR	4,275	5,115,588
0.50%, 02/15/26[a]	EUR	620	738,544
1.00%, 08/15/24[a]	EUR	960	1,192,853
1.00%, 08/15/25[a]	EUR	656	816,790
1.50%, 09/04/22[a]	EUR	555	698,301
1.50%, 02/15/23[a]	EUR	855	1,082,315
1.50%, 05/15/23[a]	EUR	1,425	1,811,045
1.50%, 05/15/24[a]	EUR	675	868,215
1.75%, 07/04/22[a]	EUR	624	793,455
1.75%, 02/15/24[a]	EUR	1,025	1,337,079
2.00%, 01/04/22[a]	EUR	555	707,505
2.00%, 08/15/23[a]	EUR	813	1,069,446
2.25%, 09/04/20[a]	EUR	621	777,907
2.25%, 09/04/21[a]	EUR	478	612,692
2.50%, 01/04/21[a]	EUR	740	943,195
2.50%, 07/04/44[a]	EUR	528	935,930
2.50%, 08/15/46[a]	EUR	566	1,023,672
3.00%, 07/04/20[a]	EUR	325	416,180
3.25%, 01/04/20[a]	EUR	1,507	1,914,148

388

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

July 31, 2016

Security		Principal (000s)	Value
3.25%, 07/04/21[a]	EUR	375	499,647
3.25%, 07/04/42[a]	EUR	450	875,600
3.50%, 07/04/19[a]	EUR	681	855,107
3.75%, 01/04/19[a]	EUR	33	41,239
4.00%, 01/04/37[a]	EUR	689	1,365,063
4.25%, 07/04/39[a]	EUR	900	1,913,149
4.75%, 07/04/28[a]	EUR	364	647,987
4.75%, 07/04/34[a]	EUR	541	1,107,559
4.75%, 07/04/40[a]	EUR	660	1,511,827
5.50%, 01/04/31[a]	EUR	517	1,040,280
5.63%, 01/04/28[a]	EUR	415	775,818
6.25%, 01/04/24[a]	EUR	235	396,629
6.25%, 01/04/30[a]	EUR	275	572,731
6.50%, 07/04/27[a]	EUR	300	584,425

			37,993,261

IRELAND — 4.76%
Ireland Government Bond
0.80%, 03/15/22[a]	EUR	1,330	1,565,853
1.00%, 05/15/26[a]	EUR	1,024	1,210,496
2.00%, 02/18/45[a]	EUR	1,636	2,232,323
2.40%, 05/15/30[a]	EUR	6,443	8,841,478
3.40%, 03/18/24[a]	EUR	1,758	2,445,963
3.90%, 03/20/23[a]	EUR	1,288	1,810,883
4.40%, 06/18/19	EUR	1,794	2,288,299
4.50%, 10/18/18	EUR	2,511	3,118,997
4.50%, 04/18/20	EUR	2,966	3,919,670
5.00%, 10/18/20	EUR	1,856	2,542,932
5.40%, 03/13/25	EUR	3,193	5,106,228
5.50%, 10/18/17	EUR	6	7,031
5.90%, 10/18/19	EUR	1,857	2,499,552

			37,589,705

ITALY — 6.21%
Italy Buoni Poliennali Del Tesoro
0.45%, 06/01/21	EUR	100	112,721
0.65%, 11/01/20	EUR	420	479,652
0.70%, 05/01/20	EUR	462	528,446
0.75%, 01/15/18	EUR	350	396,224
0.95%, 03/15/23	EUR	1,130	1,289,155
1.05%, 12/01/19	EUR	1,629	1,883,547
1.15%, 05/15/17	EUR	345	389,842
1.35%, 04/15/22	EUR	543	637,775
1.45%, 09/15/22	EUR	790	932,231
1.50%, 12/15/16	EUR	75	84,389
1.50%, 08/01/19	EUR	2,800	3,270,653
1.50%, 06/01/25	EUR	600	699,285
1.60%, 06/01/26	EUR	150	174,584
1.65%, 03/01/32[b]	EUR	525	596,721
2.00%, 12/01/25	EUR	550	664,209
2.15%, 12/15/21	EUR	316	386,650
2.50%, 05/01/19	EUR	347	414,614
2.50%, 12/01/24	EUR	595	747,362
2.70%, 03/01/47[b]	EUR	320	401,554
2.75%, 11/15/16	EUR	63	71,042
3.25%, 09/01/46[b]	EUR	475	664,787
3.50%, 11/01/17	EUR	241	281,723
3.50%, 06/01/18	EUR	297	353,702
3.50%, 12/01/18	EUR	525	635,660
3.50%, 03/01/30[b]	EUR	530	743,120

Security		Principal (000s)	Value
3.75%, 03/01/21	EUR	449	583,038
3.75%, 05/01/21	EUR	450	585,828
3.75%, 08/01/21[a]	EUR	651	853,216
3.75%, 09/01/24	EUR	350	477,024
4.00%, 09/01/20	EUR	466	603,423
4.00%, 02/01/37[a]	EUR	663	1,011,247
4.25%, 02/01/19[a]	EUR	570	705,597
4.25%, 09/01/19	EUR	1,414	1,786,968
4.25%, 03/01/20	EUR	550	706,939
4.50%, 02/01/18	EUR	372	444,609
4.50%, 08/01/18	EUR	640	780,712
4.50%, 03/01/19	EUR	423	528,318
4.50%, 02/01/20[a]	EUR	489	631,560
4.50%, 05/01/23	EUR	647	907,503
4.50%, 03/01/24	EUR	525	744,891
4.50%, 03/01/26[a]	EUR	459	671,086
4.75%, 06/01/17	EUR	343	399,278
4.75%, 09/01/21	EUR	524	717,297
4.75%, 08/01/23[b]	EUR	620	887,443
4.75%, 09/01/28[b]	EUR	372	573,239
4.75%, 09/01/44[b]	EUR	1,399	2,443,816
5.00%, 03/01/22	EUR	439	614,267
5.00%, 03/01/25[b]	EUR	479	712,349
5.00%, 08/01/34[a]	EUR	727	1,222,172
5.00%, 08/01/39[a]	EUR	476	831,214
5.00%, 09/01/40[a]	EUR	542	950,443
5.25%, 08/01/17[a]	EUR	361	425,510
5.25%, 11/01/29	EUR	634	1,035,457
5.50%, 09/01/22	EUR	438	635,872
5.50%, 11/01/22	EUR	507	738,442
5.75%, 02/01/33	EUR	467	832,570
6.00%, 05/01/31	EUR	1,006	1,787,128
6.50%, 11/01/27	EUR	2,404	4,141,216
7.25%, 11/01/26	EUR	435	771,439
9.00%, 11/01/23	EUR	251	444,633

			49,025,392

JAPAN — 22.34%
Japan Government Five Year Bond
0.10%, 12/20/17	JPY	84,400	827,760
0.10%, 03/20/18	JPY	62,450	612,898
0.10%, 06/20/19	JPY	91,450	901,784
0.10%, 09/20/19	JPY	28,300	279,278
0.10%, 12/20/19	JPY	17,950	177,298
0.10%, 03/20/20	JPY	96,400	953,032
0.10%, 06/20/20	JPY	121,350	1,200,783
0.10%, 09/20/20	JPY	228,800	2,265,630
0.10%, 12/20/20	JPY	154,900	1,535,216
0.10%, 03/20/21	JPY	149,400	1,482,017
0.20%, 06/20/17	JPY	3,800	37,250
0.20%, 09/20/17	JPY	139,150	1,365,010
0.20%, 12/20/17	JPY	100,500	987,025
0.20%, 09/20/18	JPY	106,200	1,046,591
0.20%, 12/20/18	JPY	180,150	1,777,418
0.20%, 03/20/19	JPY	121,950	1,204,578
0.20%, 06/20/19	JPY	28,750	284,316
0.20%, 09/20/19	JPY	63,850	632,070
0.30%, 03/20/18	JPY	123,000	1,211,073
0.30%, 06/20/18	JPY	80,500	793,799
0.30%, 09/20/18	JPY	52,000	513,541
0.40%, 03/20/18	JPY	8,200	80,869

389

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

July 31, 2016

Security		Principal (000s)	Value
0.40%, 06/20/18	JPY	36,300	358,619
Japan Government Forty Year Bond
1.40%, 03/20/55	JPY	68,100	922,309
1.70%, 03/20/54	JPY	31,850	462,586
1.90%, 03/20/53	JPY	29,950	452,527
2.00%, 03/20/52	JPY	52,000	796,584
2.20%, 03/20/49	JPY	32,550	505,980
2.20%, 03/20/50	JPY	32,650	512,097
2.20%, 03/20/51	JPY	51,200	810,068
2.40%, 03/20/48	JPY	20,950	334,720
Japan Government Ten Year Bond
0.10%, 03/20/26	JPY	106,600	1,070,265
0.30%, 12/20/24	JPY	77,450	791,307
0.30%, 12/20/25	JPY	119,150	1,218,775
0.40%, 03/20/25	JPY	74,300	765,873
0.40%, 06/20/25	JPY	101,600	1,047,991
0.40%, 09/20/25	JPY	101,200	1,044,043
0.50%, 09/20/24	JPY	71,350	739,858
0.50%, 12/20/24	JPY	50,400	523,361
0.60%, 03/20/23	JPY	126,600	1,308,729
0.60%, 09/20/23	JPY	66,850	694,324
0.60%, 12/20/23	JPY	145,550	1,514,424
0.60%, 03/20/24	JPY	80,700	841,127
0.60%, 06/20/24	JPY	57,550	600,646
0.70%, 12/20/22	JPY	67,550	700,876
0.80%, 09/20/20	JPY	101,150	1,030,262
0.80%, 06/20/22	JPY	143,850	1,492,932
0.80%, 09/20/22	JPY	174,400	1,815,285
0.80%, 12/20/22	JPY	136,950	1,429,620
0.80%, 06/20/23	JPY	108,100	1,134,720
0.80%, 09/20/23	JPY	65,050	684,877
0.90%, 03/20/22	JPY	34,050	354,365
0.90%, 06/20/22	JPY	81,100	846,420
1.00%, 09/20/20	JPY	303,900	3,120,131
1.00%, 09/20/21	JPY	269,550	2,801,837
1.00%, 12/20/21	JPY	106,250	1,108,054
1.00%, 03/20/22	JPY	155,800	1,630,119
1.10%, 06/20/20	JPY	77,450	795,713
1.10%, 03/20/21	JPY	135,550	1,406,263
1.10%, 06/20/21	JPY	51,050	531,227
1.10%, 09/20/21	JPY	214,250	2,237,913
1.10%, 12/20/21	JPY	87,550	917,701
1.20%, 12/20/20	JPY	411,850	4,275,950
1.20%, 06/20/21	JPY	123,400	1,290,050
1.30%, 03/20/18	JPY	33,700	337,141
1.30%, 12/20/18	JPY	166,100	1,680,951
1.30%, 03/20/19	JPY	96,500	980,235
1.30%, 09/20/19	JPY	18,200	186,312
1.30%, 12/20/19	JPY	128,550	1,320,897
1.30%, 03/20/20	JPY	34,050	351,172
1.30%, 06/20/20	JPY	63,500	657,250
1.30%, 03/20/21	JPY	198,800	2,080,625
1.40%, 03/20/18	JPY	5,200	52,105
1.40%, 12/20/18	JPY	138,100	1,400,822
1.40%, 06/20/19	JPY	60,200	615,628
1.40%, 09/20/19	JPY	58,300	598,604
1.40%, 03/20/20	JPY	70,850	733,242
1.50%, 12/20/17	JPY	136,350	1,363,034
1.50%, 06/20/18	JPY	40,050	403,681
1.50%, 09/20/18	JPY	79,050	800,381
1.50%, 03/20/19	JPY	55,800	569,695
1.50%, 06/20/19	JPY	93,700	960,863

Security		Principal (000s)	Value
1.70%, 09/20/17	JPY	129,800	1,294,834
1.70%, 03/20/18	JPY	60,600	610,127
1.70%, 06/20/18	JPY	26,000	263,049
1.80%, 06/20/17	JPY	150	1,491
1.80%, 06/20/18	JPY	26,550	269,104
1.90%, 06/20/17	JPY	100	995
Japan Government Thirty Year Bond
0.80%, 03/20/46	JPY	59,800	672,029
1.10%, 03/20/33	JPY	16,750	191,741
1.40%, 09/20/45	JPY	23,100	297,405
1.40%, 12/20/45	JPY	47,900	617,042
1.50%, 12/20/44	JPY	38,850	508,706
1.50%, 03/20/45	JPY	55,850	731,846
1.60%, 06/20/45	JPY	25,650	343,608
1.70%, 06/20/33	JPY	4,050	50,350
1.70%, 12/20/43	JPY	73,100	988,471
1.70%, 03/20/44	JPY	60,550	820,711
1.70%, 06/20/44	JPY	70,500	957,881
1.70%, 09/20/44	JPY	54,200	737,207
1.80%, 11/22/32	JPY	35,500	445,523
1.80%, 03/20/43	JPY	72,950	997,241
1.80%, 09/20/43	JPY	65,950	906,170
1.90%, 09/20/42	JPY	133,000	1,841,106
1.90%, 06/20/43	JPY	42,100	587,445
2.00%, 12/20/33	JPY	7,650	99,217
2.00%, 09/20/40	JPY	84,700	1,170,304
2.00%, 09/20/41	JPY	97,500	1,361,166
2.00%, 03/20/42	JPY	84,050	1,178,586
2.20%, 09/20/39	JPY	59,050	832,819
2.20%, 03/20/41	JPY	86,500	1,241,731
2.30%, 05/20/32	JPY	4,800	63,602
2.30%, 03/20/35	JPY	27,200	371,176
2.30%, 06/20/35	JPY	20,050	274,131
2.30%, 12/20/35	JPY	5,950	81,723
2.30%, 12/20/36	JPY	18,550	256,954
2.30%, 03/20/39	JPY	63,100	898,546
2.30%, 03/20/40	JPY	74,750	1,077,411
2.40%, 11/20/31	JPY	46,600	620,730
2.40%, 03/20/34	JPY	29,900	409,066
2.40%, 12/20/34	JPY	38,000	524,258
2.40%, 03/20/37	JPY	51,250	722,336
2.40%, 09/20/38	JPY	57,050	818,846
2.50%, 06/20/34	JPY	25,500	354,348
2.50%, 09/20/34	JPY	47,700	664,984
2.50%, 09/20/35	JPY	42,650	600,296
2.50%, 03/20/36	JPY	29,800	421,474
2.50%, 06/20/36	JPY	30,200	427,957
2.50%, 09/20/36	JPY	36,900	524,392
2.50%, 09/20/37	JPY	38,250	550,074
2.50%, 03/20/38	JPY	67,700	979,653
Japan Government Twenty Year Bond
0.20%, 06/20/36	JPY	41,000	401,591
0.40%, 03/20/36	JPY	72,650	740,557
0.80%, 06/20/23	JPY	8,850	92,898
1.00%, 03/20/23	JPY	22,500	238,528
1.00%, 12/20/35	JPY	111,000	1,256,487
1.20%, 12/20/34	JPY	81,450	950,839
1.20%, 03/20/35	JPY	100,050	1,168,365
1.20%, 09/20/35	JPY	76,850	897,987
1.30%, 06/20/35	JPY	81,300	964,335
1.40%, 12/20/22	JPY	19,000	205,636
1.40%, 09/20/34	JPY	96,000	1,153,611

390

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

July 31, 2016

Security		Principal (000s)	Value
1.50%, 06/20/32	JPY	4,900	58,921
1.50%, 03/20/33	JPY	46,400	561,020
1.50%, 03/20/34	JPY	72,350	879,467
1.50%, 06/20/34	JPY	85,000	1,034,282
1.60%, 06/20/30	JPY	43,800	525,220
1.60%, 03/20/32	JPY	124,900	1,518,738
1.60%, 06/20/32	JPY	5,650	68,811
1.60%, 03/20/33	JPY	57,100	699,586
1.60%, 12/20/33	JPY	48,850	600,871
1.70%, 12/20/22	JPY	21,000	231,202
1.70%, 09/20/31	JPY	7,400	90,714
1.70%, 12/20/31	JPY	48,250	592,554
1.70%, 03/20/32	JPY	5,300	65,252
1.70%, 06/20/32	JPY	5,200	64,133
1.70%, 09/20/32	JPY	874,450	10,820,364
1.70%, 12/20/32	JPY	70,050	867,490
1.70%, 06/20/33	JPY	95,700	1,189,739
1.70%, 09/20/33	JPY	81,600	1,015,945
1.80%, 06/20/30	JPY	50,100	614,414
1.80%, 09/20/30	JPY	37,850	465,254
1.80%, 06/20/31	JPY	31,800	393,701
1.80%, 09/20/31	JPY	59,000	731,966
1.80%, 12/20/31	JPY	40,850	507,794
1.80%, 03/20/32	JPY	46,750	582,677
1.80%, 12/20/32	JPY	16,950	212,596
1.90%, 03/22/21	JPY	1,950	20,941
1.90%, 06/20/22	JPY	15,000	165,296
1.90%, 03/20/24	JPY	18,050	205,737
1.90%, 03/20/25	JPY	14,500	167,870
1.90%, 06/20/25	JPY	19,200	223,122
1.90%, 12/20/28	JPY	63,050	768,529
1.90%, 03/20/29	JPY	47,350	578,734
1.90%, 09/20/30	JPY	46,200	574,294
1.90%, 03/20/31	JPY	31,850	397,745
1.90%, 06/20/31	JPY	59,400	744,035
2.00%, 06/21/21	JPY	2,650	28,720
2.00%, 03/21/22	JPY	100	1,102
2.00%, 12/20/24	JPY	23,300	270,688
2.00%, 03/20/25	JPY	7,050	82,225
2.00%, 06/20/25	JPY	13,800	161,587
2.00%, 09/20/25	JPY	20,650	242,737
2.00%, 12/20/25	JPY	10,800	127,369
2.00%, 03/20/27	JPY	17,350	208,498
2.00%, 06/20/30	JPY	43,700	547,831
2.00%, 12/20/30	JPY	41,450	522,298
2.00%, 03/20/31	JPY	43,650	551,344
2.10%, 12/20/21	JPY	41,850	460,716
2.10%, 03/20/24	JPY	36,900	426,032
2.10%, 09/20/24	JPY	28,400	330,771
2.10%, 03/20/25	JPY	14,900	175,059
2.10%, 06/20/25	JPY	14,150	166,935
2.10%, 09/20/25	JPY	18,850	223,288
2.10%, 12/20/25	JPY	500	5,943
2.10%, 03/20/26	JPY	9,600	114,546
2.10%, 12/20/26	JPY	89,850	1,084,775
2.10%, 03/20/27	JPY	51,350	622,493
2.10%, 06/20/27	JPY	9,100	110,773
2.10%, 09/20/27	JPY	13,850	169,189
2.10%, 12/20/27	JPY	73,850	905,217
2.10%, 06/20/28	JPY	18,450	227,789
2.10%, 09/20/28	JPY	54,750	678,171
2.10%, 12/20/28	JPY	43,000	534,306

Security		Principal (000s)	Value
2.10%, 03/20/29	JPY	46,500	579,924
2.10%, 06/20/29	JPY	55,850	698,679
2.10%, 09/20/29	JPY	74,900	939,822
2.10%, 12/20/29	JPY	59,950	754,416
2.10%, 03/20/30	JPY	62,300	786,718
2.10%, 12/20/30	JPY	69,050	879,799
2.20%, 06/22/20	JPY	1,200	12,833
2.20%, 09/21/20	JPY	71,850	772,714
2.20%, 12/20/21	JPY	800	8,850
2.20%, 03/20/24	JPY	14,750	171,417
2.20%, 06/20/24	JPY	50,000	583,749
2.20%, 03/20/26	JPY	10,700	128,693
2.20%, 06/20/26	JPY	750	9,052
2.20%, 09/20/26	JPY	66,000	799,734
2.20%, 09/20/27	JPY	28,350	349,442
2.20%, 03/20/28	JPY	50,000	620,642
2.20%, 09/20/28	JPY	59,100	739,129
2.20%, 06/20/29	JPY	24,450	308,969
2.20%, 12/20/29	JPY	26,800	340,776
2.20%, 03/20/30	JPY	35,300	450,487
2.20%, 03/20/31	JPY	44,750	578,032
2.30%, 09/20/18	JPY	3,150	32,421
2.30%, 03/20/26	JPY	100,150	1,214,123
2.30%, 06/20/26	JPY	16,300	198,332
2.30%, 09/20/26	JPY	2,900	35,431
2.30%, 06/20/27	JPY	24,000	297,159
2.30%, 06/20/28	JPY	16,250	204,320
2.40%, 03/20/20	JPY	1,100	11,773
2.40%, 06/20/24	JPY	50,000	591,589
2.40%, 03/20/28	JPY	26,500	335,032
2.40%, 06/20/28	JPY	50,000	634,542
2.50%, 03/20/20	JPY	1,150	12,349
2.50%, 12/21/20	JPY	119,000	1,302,469
2.60%, 03/20/18	JPY	40,000	408,505
2.90%, 09/20/19	JPY	950	10,192
Japan Government Two Year Bond
0.10%, 05/15/17	JPY	1,050	10,280
0.10%, 06/15/17	JPY	50	490
0.10%, 07/15/17	JPY	6,000	58,765
0.10%, 08/15/17	JPY	3,500	34,283
0.10%, 09/15/17	JPY	1,500	14,696
0.10%, 10/15/17	JPY	1,000	9,801
0.10%, 11/15/17	JPY	500	4,902
0.10%, 12/15/17	JPY	4,200	41,197
0.10%, 01/15/18	JPY	500	4,904
0.10%, 02/15/18	JPY	234,000	2,295,956
0.10%, 05/15/18	JPY	500	4,910
0.10%, 06/15/18	JPY	500	4,912

			176,419,724

NETHERLANDS — 4.39%
Netherlands Government Bond
0.00%, 04/15/18[b]	EUR	2,140	2,417,310
0.25%, 01/15/20	EUR	1,160	1,336,734
0.25%, 07/15/25[b]	EUR	1,400	1,618,482
0.50%, 07/15/26[b]	EUR	100	117,584
1.25%, 01/15/18[b]	EUR	676	776,242
1.25%, 01/15/19[b]	EUR	925	1,081,969
1.75%, 07/15/23[b]	EUR	2,528	3,250,823
2.00%, 07/15/24[b]	EUR	1,115	1,473,009
2.25%, 07/15/22[b]	EUR	1,283	1,670,159

391

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

July 31, 2016

Security		Principal (000s)	Value
2.50%, 01/15/33[b]	EUR	951	1,465,300
2.75%, 01/15/47[b]	EUR	960	1,787,159
3.25%, 07/15/21[b]	EUR	1,075	1,429,699
3.50%, 07/15/20[b]	EUR	1,296	1,687,283
3.75%, 01/15/23	EUR	1,377	1,962,173
3.75%, 01/15/42[b]	EUR	1,576	3,243,630
4.00%, 07/15/18[b]	EUR	725	884,070
4.00%, 07/15/19[b]	EUR	1,502	1,910,714
4.00%, 01/15/37[b]	EUR	932	1,830,670
4.50%, 07/15/17[b]	EUR	680	797,850
5.50%, 01/15/28	EUR	925	1,691,364
7.50%, 01/15/23	EUR	1,304	2,217,403

			34,649,627

NORWAY — 1.47%
Norway Government Bond
1.50%, 02/19/26[b]	NOK	13,900	1,731,234
1.75%, 03/13/25[b]	NOK	8,610	1,094,730
2.00%, 05/24/23[b]	NOK	11,806	1,520,321
3.00%, 03/14/24[b]	NOK	13,310	1,837,308
3.75%, 05/25/21[b]	NOK	18,685	2,554,071
4.50%, 05/22/19[b]	NOK	21,798	2,876,321

			11,613,985

PORTUGAL — 4.59%
Portugal Obrigacoes do Tesouro OT
2.20%, 10/17/22[b]	EUR	650	726,885
2.88%, 10/15/25[b]	EUR	4,335	4,907,242
2.88%, 07/21/26[b]	EUR	1,403	1,563,430
3.85%, 04/15/21[b]	EUR	1,895	2,323,408
3.88%, 02/15/30[b]	EUR	1,338	1,594,468
4.10%, 04/15/37[b]	EUR	3,226	3,891,817
4.10%, 02/15/45[b]	EUR	800	947,713
4.20%, 10/15/16[b]	EUR	220	248,299
4.35%, 10/16/17[b]	EUR	1,633	1,919,072
4.45%, 06/15/18[b]	EUR	2,738	3,289,827
4.75%, 06/14/19[b]	EUR	3,645	4,508,348
4.80%, 06/15/20[b]	EUR	2,961	3,731,562
4.95%, 10/25/23[b]	EUR	1,858	2,415,623
5.65%, 02/15/24[b]	EUR	3,126	4,205,214

			36,272,908

SPAIN — 4.44%
Spain Government Bond
0.25%, 04/30/18	EUR	650	732,151
0.25%, 01/31/19	EUR	804	906,536
0.50%, 10/31/17	EUR	175	197,392
0.75%, 07/30/21	EUR	750	862,964
1.15%, 07/30/20	EUR	710	830,452
1.40%, 01/31/20	EUR	2,870	3,370,426
1.60%, 04/30/25[b]	EUR	625	742,581
1.95%, 04/30/26[b]	EUR	450	546,793
1.95%, 07/30/30[b]	EUR	470	566,515
2.15%, 10/31/25[b]	EUR	646	799,025
2.75%, 04/30/19	EUR	871	1,049,423
2.75%, 10/31/24[b]	EUR	885	1,142,726
2.90%, 10/31/46[b]	EUR	450	596,219
3.45%, 07/30/66[b]	EUR	110	152,006

Security		Principal (000s)	Value
3.75%, 10/31/18	EUR	625	760,124
3.80%, 01/31/17[b]	EUR	57	65,015
3.80%, 04/30/24[b]	EUR	2,175	2,992,098
4.00%, 04/30/20[b]	EUR	681	875,609
4.10%, 07/30/18[b]	EUR	640	776,635
4.20%, 01/31/37[b]	EUR	845	1,346,688
4.25%, 10/31/16	EUR	20	22,615
4.30%, 10/31/19[b]	EUR	652	831,957
4.40%, 10/31/23[b]	EUR	640	909,444
4.50%, 01/31/18	EUR	387	463,132
4.60%, 07/30/19[b]	EUR	689	877,883
4.65%, 07/30/25[b]	EUR	995	1,472,438
4.70%, 07/30/41[b]	EUR	478	833,090
4.80%, 01/31/24[b]	EUR	456	665,260
4.85%, 10/31/20[b]	EUR	494	665,388
4.90%, 07/30/40[b]	EUR	481	853,062
5.15%, 10/31/28[b]	EUR	380	613,436
5.15%, 10/31/44[b]	EUR	385	722,096
5.40%, 01/31/23[b]	EUR	859	1,265,738
5.50%, 07/30/17[b]	EUR	408	482,172
5.50%, 04/30/21[b]	EUR	716	1,005,754
5.75%, 07/30/32	EUR	601	1,086,248
5.85%, 01/31/22[b]	EUR	626	914,351
5.90%, 07/30/26[b]	EUR	400	652,817
6.00%, 01/31/29	EUR	818	1,419,490

			35,067,749

SWEDEN — 2.95%
Sweden Government Bond
1.00%, 11/12/26	SEK	15,460	1,978,381
1.50%, 11/13/23	SEK	29,340	3,880,955
2.50%, 05/12/25	SEK	17,395	2,506,008
3.50%, 06/01/22	SEK	19,145	2,758,541
3.50%, 03/30/39	SEK	12,115	2,156,562
3.75%, 08/12/17	SEK	20,905	2,563,431
4.25%, 03/12/19	SEK	32,095	4,249,257
5.00%, 12/01/20	SEK	22,040	3,210,908

			23,304,043

SWITZERLAND — 1.52%
Switzerland Government Bond
1.50%, 04/30/42[a]	CHF	120	177,147
2.00%, 04/28/21[a]	CHF	1,300	1,535,868
2.25%, 07/06/20[a]	CHF	1,509	1,764,052
3.00%, 01/08/18[a]	CHF	1,720	1,880,619
3.00%, 05/12/19[a]	CHF	1,297	1,494,747
4.00%, 02/11/23[a]	CHF	1,115	1,525,893
4.00%, 04/08/28[a]	CHF	1,245	1,981,282
4.25%, 06/05/17[a]	CHF	1,545	1,668,175

			12,027,783

UNITED KINGDOM — 5.54%
United Kingdom Gilt
1.25%, 07/22/18[a]	GBP	2,300	3,122,380
1.50%, 01/22/21[a]	GBP	1,450	2,029,817
1.50%, 07/22/26[a]	GBP	200	283,333
1.75%, 07/22/19[a]	GBP	850	1,182,536
1.75%, 09/07/22[a]	GBP	2,322	3,334,523

392

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

July 31, 2016

Security		Principal (000s)	Value
2.00%, 07/22/20[a]	GBP	725	1,030,179
2.00%, 09/07/25[a]	GBP	738	1,093,223
2.25%, 09/07/23[a]	GBP	588	877,532
2.50%, 07/22/65[a]	GBP	250	462,798
2.75%, 09/07/24[a]	GBP	1,275	1,981,658
3.25%, 01/22/44[a]	GBP	653	1,195,979
3.50%, 01/22/45[a]	GBP	648	1,246,130
3.50%, 07/22/68[a]	GBP	625	1,476,365
3.75%, 09/07/19[a]	GBP	325	480,808
3.75%, 09/07/20[a]	GBP	772	1,174,884
3.75%, 09/07/21[a]	GBP	414	646,740
3.75%, 07/22/52[a]	GBP	618	1,350,992
4.00%, 03/07/22[a]	GBP	425	680,146
4.00%, 01/22/60[a]	GBP	471	1,160,329
4.25%, 12/07/27[a]	GBP	444	804,940
4.25%, 06/07/32[a]	GBP	540	1,031,250
4.25%, 03/07/36[a]	GBP	765	1,514,663
4.25%, 09/07/39[a]	GBP	399	813,474
4.25%, 12/07/40[a]	GBP	395	816,727
4.25%, 12/07/46[a]	GBP	1,055	2,323,670
4.25%, 12/07/49[a]	GBP	450	1,032,866
4.25%, 12/07/55[a]	GBP	507	1,252,329
4.50%, 03/07/19[a]	GBP	600	889,441
4.50%, 09/07/34[a]	GBP	1,082	2,169,555
4.50%, 12/07/42[a]	GBP	998	2,182,307
4.75%, 03/07/20[a]	GBP	375	580,759
4.75%, 12/07/30[a]	GBP	496	979,600
4.75%, 12/07/38[a]	GBP	528	1,140,172
5.00%, 03/07/25[a]	GBP	383	695,075
6.00%, 12/07/28[a]	GBP	205	434,106
8.00%, 06/07/21[a]	GBP	171	312,054

			43,783,340

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $725,516,618)			751,276,251

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	78	$77,601

		77,601

TOTAL SHORT-TERM INVESTMENTS (Cost: $77,601)		77,601

TOTAL INVESTMENTS IN SECURITIES — 95.14% (Cost: $725,594,219)[e]		751,353,852
Other Assets, Less Liabilities — 4.86%		38,370,317

NET ASSETS — 100.00%		$789,724,169

AUD  —  Australian Dollar

CAD  —  Canadian Dollar

CHF  —  Swiss Franc

DKK  —  Danish Krone

EUR  —  Euro

GBP  —  British Pound

JPY  —  Japanese Yen

NOK  —  Norwegian Krone

SEK  —  Swedish Krona

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	The cost of investments for federal income tax purposes was $726,106,002. Net unrealized appreciation was $25,247,850, of which $43,079,380 represented gross unrealized appreciation on securities and $17,831,530 represented gross unrealized depreciation on securities.

393

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

July 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Foreign government obligations	$—	$751,276,251	$—	$751,276,251
Money market funds	77,601	—	—	77,601

Total	$77,601	$751,276,251	$—	$751,353,852

394

Schedule of Investments  (Unaudited)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

July 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES[a] — 18.47%

AZERBAIJAN — 0.55%
Southern Gas Corridor CJSC
6.88%, 03/24/26[b]	$25,600	$27,872,000
State Oil Co. of the Azerbaijan Republic
4.75%, 03/13/23[b]	22,345	21,060,163

		48,932,163
BRAZIL — 0.31%
Caixa Economica Federal
4.25%, 05/13/19[b]	13,860	13,825,350
4.50%, 10/03/18[b]	14,100	14,184,600

		28,009,950
CHILE — 1.49%
Corp. Nacional del Cobre de Chile
3.00%, 07/17/22[b]	33,785	33,948,519
3.75%, 11/04/20[b]	20,094	21,747,535
3.88%, 11/03/21[b]	33,757	36,074,587
4.50%, 09/16/25[b]	38,780	41,523,685

		133,294,326
CHINA — 4.09%
Amber Circle Funding Ltd.
3.25%, 12/04/22[b]	13,130	13,785,943
Charming Light Investments Ltd.
3.75%, 09/03/19[b]	12,600	13,045,355
China Development Bank Corp.
2.13%, 06/01/21[b]	8,000	8,043,719
2.50%, 10/09/20[b]	23,800	24,356,732
CNOOC Curtis Funding No. 1 Pty Ltd.
4.50%, 10/03/23[b]	15,054	16,623,806
Export-Import Bank of China (The)
2.00%, 04/26/21[b]	11,800	11,818,184
2.50%, 07/31/19[b]	22,140	22,650,327
2.88%, 04/26/26[b]	14,750	14,949,365
3.63%, 07/31/24[b]	16,654	17,821,788
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20[b]	20,486	22,079,669
Sinopec Group Overseas Development 2012 Ltd.
3.90%, 05/17/22[b]	20,166	21,581,431
4.88%, 05/17/42[b]	11,509	13,827,182
Sinopec Group Overseas Development 2013 Ltd.
4.38%, 10/17/23[b]	17,450	19,169,984
Sinopec Group Overseas Development 2014 Ltd.
4.38%, 04/10/24[b]	17,246	18,935,035
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/20[b]	38,789	39,306,585
3.25%, 04/28/25[b]	18,120	18,579,056
State Grid Overseas Investment 2013 Ltd.
3.13%, 05/22/23[b]	8,510	8,905,035
State Grid Overseas Investment 2014 Ltd.
2.75%, 05/07/19[b]	20,337	20,881,908
4.13%, 05/07/24[b]	19,482	21,641,964

Security	Principal (000s)	Value
Three Gorges Finance I Cayman Islands Ltd.
3.15%, 06/02/26[b]	$17,600	$18,207,200

		366,210,268
INDONESIA — 1.44%
Majapahit Holding BV
7.75%, 01/20/20[b]	13,638	15,672,926
Pelabuhan Indonesia II PT
4.25%, 05/05/25[b]	11,000	11,151,250
Pertamina Persero PT
4.30%, 05/20/23[b]	19,994	20,550,309
4.88%, 05/03/22[b]	10,396	11,019,760
5.25%, 05/23/21[b]	9,227	9,988,228
5.63%, 05/20/43[b]	15,120	15,576,095
6.00%, 05/03/42[b]	9,923	10,697,192
6.45%, 05/30/44[b]	15,160	17,124,058
Perusahaan Listrik Negara PT
5.25%, 10/24/42[b]	7,660	7,679,150
5.50%, 11/22/21[b]	8,760	9,657,900

		129,116,868
KAZAKHSTAN — 1.37%
Development Bank of Kazakhstan JSC
4.13%, 12/10/22[b]	31,676	30,947,452
Kazakhstan Temir Zholy Finance BV
6.95%, 07/10/42[b]	25,125	26,224,219
KazMunayGas National Co. JSC
6.38%, 04/09/21[b]	27,786	29,928,301
7.00%, 05/05/20[b]	32,424	35,205,979

		122,305,951
MALAYSIA — 2.69%
1MDB Global Investments Ltd.
4.40%, 03/09/23[b]	70,200	59,740,200
Petronas Capital Ltd.
3.50%, 03/18/25[b]	37,843	40,213,296
4.50%, 03/18/45[b]	30,656	35,001,123
5.25%, 08/12/19[b]	58,117	63,986,986
7.88%, 05/22/22[b]	32,121	41,541,090

		240,482,695
MEXICO — 3.14%
Banco Nacional de Comercio Exterior SNC
4.38%, 10/14/25[b]	6,100	6,466,000
Comision Federal de Electricidad
4.88%, 05/26/21[b]	6,086	6,527,235
4.88%, 01/15/24[b]	8,400	8,935,500
Petroleos Mexicanos
3.50%, 07/23/20	8,630	8,662,363
3.50%, 01/30/23	12,123	11,501,696
4.25%, 01/15/25	14,422	13,989,340
4.50%, 01/23/26	10,240	9,902,080
4.88%, 01/24/22	14,655	15,058,013
4.88%, 01/18/24	13,860	14,102,550
5.50%, 01/21/21	23,041	24,538,665
5.50%, 06/27/44	28,982	26,080,612
5.63%, 01/23/46	21,239	19,274,392
6.00%, 03/05/20	7,700	8,308,300
6.38%, 02/04/21[b]	1,000	1,094,730

395

Schedule of Investments  (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

July 31, 2016

Security	Principal (000s)	Value
6.38%, 01/23/45	$21,252	$21,145,740
6.50%, 06/02/41	17,967	17,993,950
6.63%, 06/15/35	14,729	15,207,692
6.88%, 08/04/26[b]	37,013	41,461,963
8.00%, 05/03/19	9,777	10,992,281

		281,243,102
OMAN — 0.38%
Lamar Funding Ltd.
3.96%, 05/07/25[b]	35,813	34,201,415

		34,201,415
PHILIPPINES — 0.44%
Power Sector Assets & Liabilities Management Corp.
7.25%, 05/27/19[b]	12,048	13,900,380
7.39%, 12/02/24[b]	18,266	25,115,750

		39,016,130
RUSSIA — 0.70%
Russian Railways via RZD Capital PLC
5.70%, 04/05/22[b]	13,099	13,950,435
Vnesheconombank Via VEB Finance PLC
5.94%, 11/21/23[b]	10,800	11,016,000
6.03%, 07/05/22[b]	11,200	11,634,000
6.80%, 11/22/25[b]	8,100	8,647,196
6.90%, 07/09/20[b]	16,378	17,527,981

		62,775,612
SOUTH AFRICA — 1.00%
Eskom Holdings SOC Ltd.
5.75%, 01/26/21[b]	24,947	25,071,735
6.75%, 08/06/23[b]	20,338	20,821,028
7.13%, 02/11/25[b]	26,289	26,814,780
Transnet SOC Ltd.
4.00%, 07/26/22[b]	17,506	17,068,350

		89,775,893
VENEZUELA — 0.87%
Petroleos de Venezuela SA
5.38%, 04/12/27[b]	34,227	12,501,827
5.50%, 04/12/37[b]	12,123	4,349,126
6.00%, 05/16/24[b]	40,276	14,716,850
6.00%, 11/15/26[b]	38,223	13,855,838
9.00%, 11/17/21[b]	19,467	9,416,188
9.75%, 05/17/35[b]	23,514	10,463,833
12.75%, 02/17/22[b]	22,764	12,281,178

		77,584,840

TOTAL CORPORATE BONDS & NOTES (Cost: $1,632,841,566)		1,652,949,213

Security	Principal (000s)	Value
FOREIGN GOVERNMENT OBLIGATIONS[a] — 79.62%

ANGOLA — 0.36%
Angolan Government International Bond
9.50%, 11/12/25[b]	$33,500	$31,825,000

		31,825,000
ARGENTINA — 3.98%
Argentine Republic Government International Bond
5.25%, 12/31/38[c]	57,393	38,883,758
6.25%, 04/22/19[b]	30,920	32,775,200
6.63%, 07/06/28[d]	3,300	3,349,500
6.88%, 04/22/21[b]	50,737	54,542,275
7.13%, 07/06/36[d]	19,500	19,812,000
7.50%, 04/22/26[b]	84,710	91,995,060
7.63%, 04/22/46[b]	32,816	34,949,040
8.28%, 12/31/33	18,180	19,952,799
8.28%, 12/31/33	53,759	60,209,797

		356,469,429
AZERBAIJAN — 0.34%
Republic of Azerbaijan International Bond
4.75%, 03/18/24[b]	30,235	30,612,938

		30,612,938
BRAZIL — 3.87%
Banco Nacional de Desenvolvimento Economico e Social
5.75%, 09/26/23[b]	14,823	15,230,633
6.50%, 06/10/19[b]	10,785	11,593,875
Brazil Minas SPE via State of Minas Gerais
5.33%, 02/15/28[b]	12,981	12,153,461
Brazilian Government International Bond
2.63%, 01/05/23	24,214	22,313,201
4.25%, 01/07/25	43,813	43,374,870
4.88%, 01/22/21	33,955	36,043,232
5.00%, 01/27/45	38,739	35,252,490
5.63%, 01/07/41	26,491	26,093,635
5.88%, 01/15/19	26,077	28,489,122
6.00%, 04/07/26	34,050	37,625,250
7.13%, 01/20/37	22,217	25,549,550
8.25%, 01/20/34	18,521	23,290,158
8.88%, 04/15/24	11,281	14,496,085
8.88%, 04/15/24	800	1,028,000
10.13%, 05/15/27	9,602	14,090,935

		346,624,497
CHILE — 0.40%
Chile Government International Bond
3.13%, 01/21/26	32,417	34,362,020
3.13%, 01/21/26	1,000	1,060,000

		35,422,020
COLOMBIA — 3.82%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	20,895	20,215,913
4.00%, 02/26/24 (Call 11/26/23)	32,661	33,967,440

396

Schedule of Investments  (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

July 31, 2016

Security	Principal (000s)	Value
4.38%, 07/12/21	$33,790	$36,239,775
4.50%, 01/28/26 (Call 10/28/25)	33,376	35,712,320
5.00%, 06/15/45 (Call 12/15/44)	36,996	38,013,390
5.63%, 02/26/44 (Call 08/26/43)	40,905	44,893,237
6.13%, 01/18/41	39,320	45,119,700
7.38%, 03/18/19	26,575	30,195,844
7.38%, 09/18/37	28,843	37,135,362
8.13%, 05/21/24	15,518	20,173,400

		341,666,381
COSTA RICA — 0.79%
Costa Rica Government International Bond
4.25%, 01/26/23[b]	22,984	22,208,290
7.00%, 04/04/44[b]	20,960	22,217,600
7.16%, 03/12/45[b]	24,435	26,023,275

		70,449,165
CROATIA — 2.08%
Croatia Government International Bond
5.50%, 04/04/23[b]	24,346	26,202,383
6.00%, 01/26/24[b]	38,764	42,834,220
6.38%, 03/24/21[b]	36,231	39,944,677
6.63%, 07/14/20[b]	5,894	6,498,135
6.63%, 07/14/20[b]	16,155	17,810,888
6.75%, 11/05/19[b]	48,593	53,270,076

		186,560,379
DOMINICAN REPUBLIC — 2.49%
Dominican Republic International Bond
5.50%, 01/27/25[b]	39,204	40,478,130
5.88%, 04/18/24[b]	19,884	21,027,330
6.85%, 01/27/45[b]	45,207	48,710,542
6.88%, 01/29/26[b]	27,247	30,652,875
7.45%, 04/30/44[b]	34,646	39,323,210
7.50%, 05/06/21[b]	37,880	42,520,300

		222,712,387
ECUADOR — 0.88%
Ecuador Government International Bond
7.95%, 06/20/24[b]	56,232	49,554,450
10.50%, 03/24/20[b]	29,086	29,267,788

		78,822,238
EGYPT — 0.63%
Egypt Government International Bond
5.75%, 04/29/20[b]	21,274	21,832,443
5.88%, 06/11/25[b]	36,978	34,481,985

		56,314,428
EL SALVADOR — 0.27%
El Salvador Government International Bond
7.65%, 06/15/35[b]	23,008	24,100,880

		24,100,880

Security	Principal (000s)	Value
ETHIOPIA — 0.23%
Ethiopia International Bond
6.63%, 12/11/24[b]	$21,390	$20,267,025

		20,267,025
GABON — 0.33%
Gabon Government International Bond
6.38%, 12/12/24[b]	33,299	29,719,358

		29,719,358
GHANA — 0.45%
Ghana Government International Bond
7.88%, 08/07/23[b]	23,603	20,446,099
8.13%, 01/18/26[b]	23,312	20,164,880

		40,610,979
HUNGARY — 3.60%
Hungary Government International Bond
5.38%, 02/21/23	48,524	54,234,304
5.38%, 03/25/24	41,390	46,656,878
5.75%, 11/22/23	56,352	64,907,361
6.25%, 01/29/20	39,804	44,225,030
6.38%, 03/29/21	62,950	71,822,802
7.63%, 03/29/41	27,480	40,596,754

		322,443,129
INDONESIA — 3.87%
Indonesia Government International Bond
3.38%, 04/15/23[b]	12,420	12,668,400
3.75%, 04/25/22[b]	16,051	16,795,365
4.13%, 01/15/25[b]	21,877	23,189,620
4.63%, 04/15/43[b]	12,632	13,331,750
4.75%, 01/08/26[b]	31,086	34,738,605
4.88%, 05/05/21[b]	21,207	23,274,682
5.13%, 01/15/45[b]	23,629	26,671,234
5.25%, 01/17/42[b]	13,475	15,310,969
5.38%, 10/17/23[b]	7,284	8,294,655
5.88%, 03/13/20[b]	16,649	18,626,069
5.88%, 01/15/24[b]	18,166	21,231,512
5.95%, 01/08/46[b]	12,577	15,689,808
6.63%, 02/17/37[b]	11,776	15,235,200
6.75%, 01/15/44[b]	20,871	28,290,327
7.75%, 01/17/38[b]	18,401	26,474,439
8.50%, 10/12/35[b]	15,603	23,521,522
11.63%, 03/04/19[b]	18,280	22,598,650

		345,942,807
IRAQ — 0.53%
Iraq International Bond
5.80%, 01/15/28[b] (Call 09/18/16)	63,485	47,693,106

		47,693,106
IVORY COAST — 0.85%
Ivory Coast Government International Bond
5.75%, 12/31/32 (Call 12/31/16)[b,c]	54,141	51,975,475

397

Schedule of Investments  (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

July 31, 2016

Security	Principal (000s)	Value
6.38%, 03/03/28[b]	$24,300	$24,330,375

		76,305,850
JAMAICA — 0.37%
Jamaica Government International Bond
6.75%, 04/28/28	29,899	32,664,658

		32,664,658
KAZAKHSTAN — 1.80%
Kazakhstan Government International Bond
3.88%, 10/14/24[b]	31,916	32,275,055
4.88%, 10/14/44[b]	22,969	22,854,155
5.13%, 07/21/25[b]	60,120	65,681,100
6.50%, 07/21/45[b]	34,392	40,496,580

		161,306,890
KENYA — 0.46%
Kenya Government International Bond
6.88%, 06/24/24[b]	43,270	40,890,150

		40,890,150
LEBANON — 2.71%
Lebanon Government International Bond
5.15%, 11/12/18[b]	19,569	19,446,694
6.00%, 01/27/23[b]	25,034	24,408,150
6.10%, 10/04/22[b]	32,268	31,703,310
6.38%, 03/09/20	34,095	34,435,950
6.60%, 11/27/26[b]	34,600	33,908,000
6.65%, 02/26/30[b]	32,583	31,605,510
6.75%, 11/29/27[b]	23,827	23,469,595
8.25%, 04/12/21[b]	39,961	43,357,685

		242,334,894
LITHUANIA — 1.61%
Lithuania Government International Bond
6.13%, 03/09/21[b]	37,829	44,328,778
6.63%, 02/01/22[b]	34,414	41,972,347
7.38%, 02/11/20[b]	48,807	57,562,976

		143,864,101
MEXICO — 3.41%
Mexico Government International Bond
3.50%, 01/21/21	14,118	14,982,727
3.60%, 01/30/25	30,186	31,582,102
3.63%, 03/15/22	23,992	25,341,550
4.00%, 10/02/23	27,202	29,276,152
4.13%, 01/21/26	25,194	27,360,684
4.60%, 01/23/46	21,864	23,011,860
4.75%, 03/08/44	32,220	34,475,400
5.13%, 01/15/20	11,314	12,600,968
5.55%, 01/21/45	21,872	26,246,400
5.75%, 10/12/49	19,152	21,091,140
5.95%, 03/19/19	8,750	9,745,313
6.05%, 01/11/40	22,086	27,883,575
6.75%, 09/27/34	9,705	13,198,800

Security	Principal (000s)	Value
8.30%, 08/15/31	$5,078	$8,175,580

		304,972,251
MONGOLIA — 0.22%
Mongolia Government International Bond
5.13%, 12/05/22(b)	21,915	19,770,289

		19,770,289
MOROCCO — 0.39%
Morocco Government International Bond
4.25%, 12/11/22[b]	32,773	35,190,009

		35,190,009
OMAN — 0.50%
Oman Government International Bond
3.63%, 06/15/21[b]	18,500	18,999,500
4.75%, 06/15/26[b]	25,200	25,861,500

		44,861,000
PAKISTAN — 0.53%
Pakistan Government International Bond
7.25%, 04/15/19[b]	21,288	22,749,315
8.25%, 04/15/24[b]	22,471	24,948,090

		47,697,405
PANAMA — 2.13%
Panama Government International Bond
3.75%, 03/16/25 (Call 12/16/24)	33,640	35,826,600
3.88%, 03/17/28 (Call 12/17/27)	33,100	35,582,500
4.00%, 09/22/24 (Call 06/22/24)	21,225	22,949,531
5.20%, 01/30/20	35,592	39,240,180
6.70%, 01/26/36	41,816	56,608,410

		190,207,221
PARAGUAY — 0.30%
Paraguay Government International Bond
6.10%, 08/11/44[b]	23,616	26,449,920

		26,449,920
PERU — 3.29%
Peruvian Government International Bond
4.13%, 08/25/27	31,558	35,029,380
5.63%, 11/18/50	58,338	74,016,337
6.55%, 03/14/37	24,074	32,951,288
7.35%, 07/21/25	46,823	63,913,395
8.75%, 11/21/33	700	1,110,375
8.75%, 11/21/33	55,067	87,350,029

		294,370,804
PHILIPPINES — 4.41%
Philippine Government International Bond
3.70%, 03/01/41	29,062	33,421,300
3.95%, 01/20/40	34,228	40,346,255
4.00%, 01/15/21	23,632	26,083,820
4.20%, 01/21/24	26,521	30,598,604

398

Schedule of Investments  (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

July 31, 2016

Security	Principal (000s)	Value
5.00%, 01/13/37	$18,730	$24,910,900
5.50%, 03/30/26	23,083	29,632,801
6.38%, 01/15/32	14,942	21,404,415
6.38%, 10/23/34	32,802	48,505,957
7.75%, 01/14/31	2,000	3,137,500
7.75%, 01/14/31	24,975	39,179,531
8.38%, 06/17/19	16,443	19,649,385
9.50%, 02/02/30	24,452	42,424,220
10.63%, 03/16/25	21,366	35,280,608

		394,575,296
POLAND — 3.48%
Poland Government International Bond
3.00%, 03/17/23	35,706	36,962,851
3.25%, 04/06/26	30,646	32,140,299
4.00%, 01/22/24	46,705	51,540,369
5.00%, 03/23/22	55,835	63,787,579
5.13%, 04/21/21	43,567	49,495,597
6.38%, 07/15/19	67,628	77,072,250

		310,998,945
ROMANIA — 1.74%
Romanian Government International Bond
4.38%, 08/22/23[b]	34,482	37,412,970
4.88%, 01/22/24[b]	21,444	24,044,085
6.13%, 01/22/44[b]	23,382	30,045,870
6.75%, 02/07/22[b]	54,089	64,636,355

		156,139,280
RUSSIA — 4.17%
Russian Foreign Bond-Eurobond
3.50%, 01/16/19[b]	15,200	15,523,000
4.50%, 04/04/22[b]	30,400	32,277,200
4.88%, 09/16/23[b]	44,800	48,608,000
5.00%, 04/29/20[b]	42,200	44,943,000
5.63%, 04/04/42[b]	30,400	33,592,000
5.88%, 09/16/43[b]	18,400	20,884,000
7.50%, 03/31/30[b,c]	116,644	142,597,596
12.75%, 06/24/28[b]	19,439	34,601,420

		373,026,216
SERBIA — 1.29%
Serbia International Bond
4.88%, 02/25/20[b]	26,118	26,999,482
5.88%, 12/03/18[b]	30,521	32,314,109
7.25%, 09/28/21[b]	48,787	56,166,034

		115,479,625
SLOVAKIA — 0.41%
Slovakia Government International Bond
4.38%, 05/21/22[b]	31,689	36,293,412

		36,293,412
SOUTH AFRICA — 2.44%
South Africa Government International Bond
4.67%, 01/17/24	28,589	30,054,186
4.88%, 04/14/26	27,100	28,522,750

Security	Principal (000s)	Value
5.38%, 07/24/44	$15,996	$17,375,655
5.50%, 03/09/20	39,422	42,812,292
5.88%, 05/30/22	18,788	21,159,985
5.88%, 09/16/25	35,347	40,118,845
6.88%, 05/27/19	34,320	38,266,800

		218,310,513
SRI LANKA — 1.55%
Sri Lanka Government International Bond
5.88%, 07/25/22[b]	21,189	21,851,156
6.00%, 01/14/19[b]	30,489	31,761,763
6.25%, 10/04/20[b]	34,524	36,509,130
6.25%, 07/27/21[b]	14,979	15,784,121
6.85%, 11/03/25[b]	31,410	33,019,763

		138,925,933
TUNISIA — 0.22%
Banque Centrale de Tunisie International Bond
5.75%, 01/30/25[b]	21,035	19,983,250

		19,983,250
TURKEY — 4.86%
Turkey Government International Bond
3.25%, 03/23/23	9,501	8,930,940
4.25%, 04/14/26	19,911	19,363,447
4.88%, 10/09/26	12,700	12,890,500
4.88%, 04/16/43	23,061	21,562,035
5.13%, 03/25/22	15,795	16,446,544
5.63%, 03/30/21	21,298	22,629,125
5.75%, 03/22/24	23,901	25,723,451
6.00%, 01/14/41	29,626	31,625,755
6.25%, 09/26/22	22,632	24,895,200
6.63%, 02/17/45	37,711	43,744,760
6.75%, 05/30/40	18,952	22,126,460
6.88%, 03/17/36	26,031	30,586,425
7.00%, 03/11/19	16,122	17,492,370
7.00%, 06/05/20	21,503	23,760,815
7.25%, 03/05/38	9,920	12,176,800
7.38%, 02/05/25	28,255	33,623,450
7.50%, 11/07/19	18,541	20,673,215
8.00%, 02/14/34	14,960	19,448,000
11.88%, 01/15/30	15,904	26,838,000

		434,537,292
UKRAINE — 3.04%
Ukraine Government International Bond
7.75%, 09/01/19[b]	36,537	36,399,986
7.75%, 09/01/20[b]	44,631	44,184,690
7.75%, 09/01/21[b]	26,453	26,089,271
7.75%, 09/01/22[b]	31,325	30,815,969
7.75%, 09/01/23[b]	23,655	23,152,331
7.75%, 09/01/24[b]	28,003	27,232,918
7.75%, 09/01/25[b]	30,628	29,709,160
7.75%, 09/01/26[b]	25,049	24,203,596
7.75%, 09/01/27[b]	31,585	30,440,044

		272,227,965

399

Schedule of Investments  (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

July 31, 2016

Security	Principal (000s)	Value
URUGUAY — 2.41%
Uruguay Government International Bond
4.38%, 10/27/27	$55,263	$58,578,730
4.50%, 08/14/24	36,081	39,689,100
5.10%, 06/18/50	84,241	85,399,116
7.63%, 03/21/36	23,053	32,043,670

		215,710,616
VENEZUELA — 1.34%
Venezuela Government International Bond
6.00%, 12/09/20[b]	13,698	5,975,753
7.00%, 12/01/18[b]	7,636	4,085,260
7.00%, 03/31/38[b]	11,888	4,859,220
7.65%, 04/21/25[b]	12,995	5,522,875
7.75%, 10/13/19[b]	19,812	9,484,995
8.25%, 10/13/24[b]	22,049	9,563,754
9.00%, 05/07/23[b]	16,716	7,417,725
9.25%, 09/15/27	40,368	19,427,100
9.25%, 05/07/28[b]	15,107	6,684,847
9.38%, 01/13/34	13,665	6,063,844
11.75%, 10/21/26[b]	25,271	12,224,846
11.95%, 08/05/31[b]	33,336	15,959,706
12.75%, 08/23/22[b]	23,454	12,342,720

		119,612,645
VIETNAM — 0.26%
Vietnam Government International Bond
4.80%, 11/19/24[b]	21,385	22,914,162

		22,914,162
ZAMBIA — 0.51%
Zambia Government International Bond
8.50%, 04/14/24[b]	22,591	19,851,841
8.97%, 07/30/27[b]	29,239	25,730,320

		45,582,161

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $6,963,153,215)		7,123,458,899

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.19%

MONEY MARKET FUNDS — 0.19%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[e,f]	$16,731	$16,730,835

		16,730,835

TOTAL SHORT-TERM INVESTMENTS (Cost: $16,730,835)		16,730,835

TOTAL INVESTMENTS IN SECURITIES — 98.28% (Cost: $8,612,725,616)[g]		8,793,138,947
Other Assets, Less Liabilities — 1.72%		154,357,391

NET ASSETS — 100.00%		$8,947,496,338

[a]	Investments are denominated in U.S. dollars.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	The cost of investments for federal income tax purposes was $8,633,383,837. Net unrealized appreciation was $159,755,110, of which $249,971,982 represented gross unrealized appreciation on securities and $90,216,872 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total

Investments:
Assets:
Corporate bonds & notes	$—	$1,652,949,213	$—	$1,652,949,213
Foreign government obligations	—	7,123,458,899	—	7,123,458,899
Money market funds	16,730,835	—	—	16,730,835

Total	$16,730,835	$8,776,408,112	$—	$8,793,138,947

400

Schedule of Investments (Unaudited)

iSHARES® TIPS BOND ETF

July 31, 2016

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 99.89%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/17	$99,628	$99,643,273
0.13%, 04/15/18	1,792,622	1,807,747,147
0.13%, 04/15/19	1,024,400	1,040,246,488
0.13%, 04/15/20	556,850	566,856,014
0.13%, 04/15/21	165,156	168,537,037
0.13%, 01/15/22	364,258	370,575,880
0.13%, 07/15/22	504,296	514,933,731
0.13%, 01/15/23	689,829	699,529,672
0.13%, 07/15/24	1,461,111	1,482,114,264
0.13%, 07/15/26	119,352	121,385,031
0.25%, 01/15/25	531,135	542,006,389
0.38%, 07/15/23	930,311	962,726,623
0.38%, 07/15/25	586,027	606,720,954
0.63%, 07/15/21	664,529	697,132,844
0.63%, 01/15/24	1,108,195	1,163,258,275
0.63%, 01/15/26	90,154	95,266,911
0.63%, 02/15/43	90,788	91,937,103
0.75%, 02/15/42	556,528	578,963,129
0.75%, 02/15/45	324,196	338,633,208
1.00%, 02/15/46	13,160	14,772,288
1.13%, 01/15/21	625,393	666,043,982
1.25%, 07/15/20	372,636	398,370,838
1.38%, 07/15/18	3,370	3,506,302
1.38%, 01/15/20	500,221	531,563,390
1.38%, 02/15/44	618,942	741,569,738
1.63%, 01/15/18	14,676	15,122,977
1.75%, 01/15/28	301,828	355,684,915
1.88%, 07/15/19	456,493	490,658,166
2.00%, 01/15/26	585,975	691,724,765
2.13%, 01/15/19	29,280	31,192,449
2.13%, 02/15/40	216,540	291,483,112
2.13%, 02/15/41	147,424	200,243,398
2.38%, 01/15/17	160	161,213
2.38%, 01/15/25	289,161	346,088,989
2.38%, 01/15/27	368,791	455,110,847
2.50%, 01/15/29	374,235	478,202,303
2.63%, 07/15/17	4,249	4,381,380
3.38%, 04/15/32	92,977	137,577,477
3.63%, 04/15/28	173,675	241,924,174
3.88%, 04/15/29	309,883	449,717,386

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $17,908,583,293)		18,493,314,062

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.89%

MONEY MARKET FUNDS — 0.89%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[a,b]	$165,413	$165,413,365

		165,413,365

TOTAL SHORT-TERM INVESTMENTS
(Cost: $165,413,365)		165,413,365

TOTAL INVESTMENTS IN SECURITIES — 100.78%
(Cost: $18,073,996,658)[c]		18,658,727,427
Other Assets, Less Liabilities — (0.78)%		(143,824,107)

NET ASSETS — 100.00%		$18,514,903,320

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $18,136,176,836. Net unrealized appreciation was $522,550,591, of which $591,087,540 represented gross unrealized appreciation on securities and $68,536,949 represented gross unrealized depreciation on securities.

401

Schedule of Investments (Unaudited) (Continued)

iSHARES® TIPS BOND ETF

July 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total

Investments:
Assets:
U.S. government obligations	$—	$18,493,314,062	$—	$18,493,314,062
Money market funds	165,413,365	—	—	165,413,365

Total	$165,413,365	$18,493,314,062	$—	$18,658,727,427

402

Schedule of Investments  (Unaudited)

iSHARES® TREASURY FLOATING RATE BOND ETF

July 31, 2016

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.68%
U.S. Treasury Floating Rate Note
FRN, (3 mo.Treasury money market yield + 0.074%) 0.39%, 04/30/17	$8,000	$8,002,080
FRN, (3 mo.Treasury money market yield + 0.077%) 0.40%, 07/31/17	2,650	2,650,663
FRN, (3 mo.Treasury money market yield + 0.084%) 0.40%, 01/31/17	2,000	2,000,440
FRN, (3 mo.Treasury money market yield + 0.168%) 0.49%, 10/31/17	1,340	1,341,407
FRN, (3 mo.Treasury money market yield + 0.174%) 1.00%, 07/31/18	250	250,070
FRN, (3 mo.Treasury money market yield + 0.190%) 0.51%, 04/30/18	1,500	1,501,590
FRN, (3 mo.Treasury money market yield + 0.272%) 0.59%, 01/31/18	3,500	3,508,610
U.S. Treasury Note
FRN, (3 mo.Treasury money market yield + 0.053%) 0.37%, 10/31/16	733	733,373

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $19,976,269)		19,988,233

Security	Shares (000s)	Value

MONEY MARKET FUNDS — 0.00%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[a,b]	—	463

		463

TOTAL INVESTMENTS IN SECURITIES — 99.68% (Cost: $19,976,732)[c]		19,988,696
Other Assets, Less Liabilities — 0.32%		64,117

NET ASSETS — 100.00%		$20,052,813

FRN	— Floating Rate Note

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $19,977,226. Net unrealized appreciation was $11,470, of which $11,964 represented gross unrealized appreciation on securities and $494 represented gross unrealized depreciation on securities.

403

Schedule of Investments  (Unaudited) (Continued)

iSHARES® TREASURY FLOATING RATE BOND ETF

July 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
U.S. government obligations	$—	$19,988,233	$—	$19,988,233
Money market funds	463	—	—	463

Total	$463	$19,988,233	$—	$19,988,696

404

Schedule of Investments (Unaudited)

ISHARES® YIELD OPTIMIZED BOND ETF

July 31, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 99.99%

INVESTMENT GRADE BONDS — 50.24%
iShares 1-3 Year Credit Bond ETF[a]	15,661	$1,661,319
iShares 10+ Year Credit Bond ETF[a]	17,884	1,146,007
iShares Intermediate Credit Bond ETF[a]	37,204	4,161,267

		6,968,593
MORTGAGE-BACKED SECURITIES — 29.62%
iShares MBS ETF[a]	37,316	4,109,238

		4,109,238
NON-INVESTMENT GRADE BONDS — 20.13%
iShares iBoxx $ High Yield Corporate Bond ETF[a]	32,692	2,792,224

		2,792,224

TOTAL INVESTMENT COMPANIES (Cost: $13,730,597)		13,870,055

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[b,c]	1,339	1,339

		1,339

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,339)		1,339

TOTAL INVESTMENTS IN SECURITIES — 100.00% (Cost: $13,731,936)[d]		13,871,394

Other Assets, Less Liabilities — 0.00%		374

NET ASSETS — 100.00%		$13,871,768

a	Affiliated issuer. See Schedule 1.
b	Affiliated money market fund.
c	The rate quoted is the annualized seven-day yield of the fund at period end.
d	The cost of investments for federal income tax purposes was $13,732,771. Net unrealized appreciation was $138,623, of which $209,726 represented gross unrealized appreciation on securities and $71,103 represented gross unrealized depreciation on securities.

405

Schedule of Investments (Unaudited) (Continued)

ISHARES® YIELD OPTIMIZED BOND ETF

July 31, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended July 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares 0-5 Year High Yield Bond ETF	5,450	5,254	(10,704)	—	$—	$1,133	$(6,244)
iShares 1-3 Year Credit Bond ETF	12,002	8,639	(4,980)	15,661	1,661,319	13,623	(3,058)
iShares 10+ Year Credit Bond ETF	20,989	10,202	(13,307)	17,884	1,146,007	34,954	(40,651)
iShares iBoxx $ High Yield Corporate Bond ETF	26,081	19,770	(13,159)	32,692	2,792,224	102,627	(74,790)
iShares Intermediate Credit Bond ETF	34,072	17,333	(14,201)	37,204	4,161,267	66,879	(23,168)
iShares MBS ETF	33,738	17,750	(14,172)	37,316	4,109,238	83,360	18,323

					$13,870,055	$302,576	$(129,588)

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$13,870,055	$—	$—	$13,870,055
Money market funds	1,339	—	—	1,339

Total	$13,871,394	$—	$—	$13,871,394

406

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date:	September 29, 2016

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	September 29, 2016